UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1: Reports to Shareholders

Vanguard Bond Index Funds
Semiannual Report

June 30, 2011

Vanguard Total Bond Market Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

> All sectors of the broad investment-grade U.S. bond market posted solid results for the six months ended June 30, 2011.

> The returns of the four Vanguard Bond Index Funds were consistent with those of their target indexes. Results for Investor Shares ranged from 1.61% for the Short-Term Bond Index Fund to 3.57% for the Intermediate-Term Bond Index Fund.

> The short-, intermediate-, and long-term Funds matched or outpaced the average return of competitive funds; the Total Bond Market Index Fund was only a step behind its peer group.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Total Bond Market Index Fund.	8
Short-Term Bond Index Fund.	30
Intermediate-Term Bond Index Fund.	46
Long-Term Bond Index Fund.	64
About Your Fund’s Expenses.	78
Trustees Approve Advisory Arrangement.	81
Glossary.	82

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	2.56%	1.64%	0.85%	2.49%
Admiral™ Shares	2.67	1.69	0.85	2.54
Signal® Shares	2.67	1.69	0.85	2.54
Institutional Shares	2.71	1.71	0.85	2.56
Institutional Plus Shares	2.73	1.72	0.85	2.57
ETF Shares	2.67
Market Price				2.57
Net Asset Value				2.53
Barclays Capital U.S. Aggregate Float Adjusted
Index				2.71
Spliced Intermediate Investment-Grade Funds
Average				2.76

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Short-Term Bond Index Fund
Investor Shares	0.78%	0.96%	0.65%	1.61%
Admiral™ Shares	0.89	1.02	0.65	1.67
Signal® Shares	0.89	1.02	0.65	1.67
ETF Shares	0.89
Market Price				1.62
Net Asset Value				1.65
Barclays Capital U.S. 1–5 Year Government/Credit
Float Adjusted Index				1.77
Spliced 1–5 Year Investment-Grade Debt Funds
Average				1.64

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2011
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	2.82%	1.96%	1.61%	3.57%
Admiral™ Shares	2.93	2.01	1.61	3.62
Signal® Shares	2.93	2.01	1.61	3.62
Institutional Shares	2.97	2.03	1.61	3.64
ETF Shares	2.93
Market Price				3.83
Net Asset Value				3.52
Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index				3.73
Spliced Intermediate Investment-Grade Funds
Average				2.76

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Long-Term Bond Index Fund
Investor Shares	4.79%	2.47%	0.50%	2.97%
Institutional Shares	4.94	2.55	0.50	3.05
ETF Shares	4.90
Market Price				2.93
Net Asset Value				3.07
Barclays Capital U.S. Long Government/Credit
Float Adjusted Index				3.28
Spliced Corporate A-Rated Debt Funds Average				2.87

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and the average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$10.60	$10.69	$0.171	$0.000
Admiral Shares	10.60	10.69	0.177	0.000
Signal Shares	10.60	10.69	0.177	0.000
Institutional Shares	10.60	10.69	0.179	0.000
Institutional Plus Shares	10.60	10.69	0.180	0.000
ETF Shares	80.21	81.11	1.111	0.000
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.55	$10.61	$0.101	$0.008
Admiral Shares	10.55	10.61	0.107	0.008
Signal Shares	10.55	10.61	0.107	0.008
ETF Shares	80.35	80.93	0.676	0.061
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$11.21	$11.35	$0.215	$0.040
Admiral Shares	11.21	11.35	0.221	0.040
Signal Shares	11.21	11.35	0.221	0.040
Institutional Shares	11.21	11.35	0.223	0.040
ETF Shares	82.56	83.78	1.360	0.295
Vanguard Long-Term Bond Index Fund
Investor Shares	$12.04	$12.10	$0.293	$0.000
Institutional Shares	12.04	12.10	0.302	0.000
ETF Shares	79.07	79.84	1.624	0.000

3

Chairman’s Letter

Dear Shareholder,

In the first half of 2011, the four Vanguard Bond Index Funds captured most of the performance of the broad investment-grade bond market and its short-, intermediate-, and long-term segments. The funds, which primarily invest in U.S. Treasury and agency bonds, government mortgage-backed securities, and corporate bonds, produced solid returns even as interest rates hovered near generational lows.

The ride wasn’t smooth, however, as investors’ risk tolerance shifted in reaction to a variety of events—economic, political, and even geophysical—in the United States and abroad. Reflecting increased risk-aversion in the past three months, the stock market plunged for a time and a rally in particularly risky high-yield bonds began losing steam. But for investment-grade bonds such as those held by the Bond Index Funds, the growing distaste for risk proved beneficial.

For the full six months, the Total Bond Market Index Fund returned 2.49%. Reflecting the most intense demand among the bond segments, the Intermediate-Term Bond Index Fund returned 3.57%, significantly outpacing the average return of peer-group funds. At the other ends of the maturity spectrum, the Short-Term and Long-Term Bond Index Funds returned 1.61% and 2.97%, respectively. (All of these figures are for Investor Shares.)

Rising demand and, therefore, rising prices for investment-grade bonds reduced yields

4

for each fund, since bond prices move inversely to yields. For example, the SEC yield for the Total Bond Market Index Fund declined to 2.56% on June 30 from 2.68% six months earlier.

After the close of the period, we announced that in late September, the Short-Term Bond Index Fund will introduce lower-cost Institutional and Institutional Plus Shares; the Intermediate- and Long-Term Bond Index Funds will launch Institutional Plus Shares. The new share classes are part of Vanguard’s ongoing efforts to reduce the cost of investing. The Institutional Shares of Short-Term Bond Index Fund are expected to have an expense ratio of 0.07%. The three funds’ new Institutional Plus Shares are expected to have an expense ratio of 0.05%.

Shifting views of risk created varied results in other markets
During the half-year, other parts of the fixed income market experienced the shift in risk appetites differently. For example, municipal securities were hammered early in the period by several factors, including unsettling (and, in our view, overly pessimistic) headlines that raised doubts about their safety. Toward the end, investors’ worries began to recede, prices rose, and municipals outperformed investment-grade bonds. I’ve already noted the decline in appetite that occurred for high-yield bonds, although they still produced a six-month return of about 5%.

Market Barometer
			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

CPI
Consumer Price Index	2.99%	3.56%	2.15%

5

In global stock markets, investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices climbed unsteadily, rallying through the first four months of 2011, pulling back as economic news turned gloomier, then bouncing up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by concerns over possible European sovereign-debt defaults and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

Throughout the period, money market instruments continued to offer nearly invisible yields, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

The funds’ returns strengthened as investors’ mood changed
The half-year ended June 30 was a particu-larly event-filled time for bond investors. During the first three months, investors appeared comfortable with risk as the global economy expanded and the U.S. economy continued its slow-but-steady recovery. Market participants were undeterred by the unfolding events in

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market Index Fund	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%	0.91%
Short-Term Bond Index Fund	0.22	0.11	0.11	—	—	0.11	0.87
Intermediate-Term Bond Index
Fund	0.22	0.11	0.11	0.07	—	0.11	0.91
Long-Term Bond Index Fund	0.22	—	—	0.07	—	0.11	1.06

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the funds’ annualized expense ratios were: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Total Bond Market Index Fund, Intermediate-Term Investment-Grade Debt Funds; for the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Imtermediate-Term Investment-Grade Debt Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

6

Japan and the Arab world. Stocks surged and a rally in high-yield bonds continued unabated.

In the investment-grade bond market, investors favored corporate issues over higher-credit-quality Treasuries and other U.S.-government-related debt. Intermediate-term bonds were a special focus as many investors traveled farther out on the yield curve in a search for higher yields in reaction to the Fed’s clampdown on short-term interest rates. Falling demand for U.S. government debt produced negative returns for this segment.

Then market sentiment shifted. From April through June, risk-aversion grew as markets wrestled with the potential impact of a variety of events. What had been another simmering sovereign-debt drama in Greece boiled over, heightening worries about potential defaults by other fiscally stretched European nations and the possible effects on financial institutions.

Further stoking the uncertainty was unexpected news that the U.S. economic recovery seemed to be slowing, just as investors were engaged in a countdown to the June 30 end of the Federal Reserve’s stimulative bond-buying program.

During the final three months of the period, heightened risk-sensitivity bolstered demand for investment-grade corporate bonds as well as for Treasuries and government-related bonds, despite the debate in Washington over the nation’s deficit and credit standing. This helped push the returns of the Bond Index Funds into solidly positive territory.

Some age-old counsel for an unsettled era
Over the decades, our counsel to clients has remained consistent, even boring: Build a broadly diversified, low-cost portfolio that includes a mix of stock and bond funds and short-term investments consistent with your goals and circumstances. Any of the Vanguard Bond Index Funds, with their low costs and broad diversification, can serve as an important component of such a plan.

Since the financial crisis, of course, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes. Impulsive portfolio changes can do damage to sensible long-term investment plans.

A commitment to those plans, by contrast, has proven a reliable strategy for enhancing wealth.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2011

7

Total Bond Market Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	VBTLX	VBTSX	VBTIX	VBMPX	BND
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.05%	0.11%
30-Day SEC Yield	2.56%	2.67%	2.67%	2.71%	2.73%	2.67%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,959	7,979
Yield to Maturity
(before expenses)	2.8%	2.8%
Average Coupon	4.3%	4.2%
Average Duration	5.2 years	5.2 years
Average Effective
Maturity	7.4 years	7.4 years
Short-Term
Reserves	1.0%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.3%
Commercial Mortgage-Backed	2.6
Finance	7.6
Foreign	4.6
Government Mortgage-Backed	28.5
Industrial	11.1
Treasury/Agency	41.4
Utilities	2.3
Other	1.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Spliced
Barclays
Aggregate
FA Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.9%
1 - 3 Years	24.9
3 - 5 Years	16.7
5 - 10 Years	42.7
10 - 20 Years	6.1
20 - 30 Years	8.5
Over 30 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	69.7%
Aaa	5.3
Aa	5.1
A	10.4
Baa	9.5

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares.

8

Total Bond Market Index Fund

Investment Focus

9

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011
				Spliced
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	6.52%	1.91%	8.43%	8.44%
2002	5.88	2.38	8.26	10.25
2003	4.64	-0.67	3.97	4.10
2004	4.43	-0.19	4.24	4.34
2005	4.43	-2.03	2.40	2.43
2006	4.97	-0.70	4.27	4.33
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58
2011	1.64	0.85	2.49	2.71

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Note: For 2011, performance data reflect the six months ended June 30, 2011.

See Financial Highlights for dividend and capital gains information.

10

Total Bond Market Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/11/1986	3.55%	6.43%	4.70%	0.71%	5.41%
Admiral Shares	11/12/2001	3.66	6.54	4.72[1]	0.33[1]	5.05[1]
Signal Shares	9/1/2006	3.66	—	4.51[1]	1.61[1]	6.12[1]
Institutional Shares	9/18/1995	3.70	6.58	4.84	0.71	5.55
Institutional Plus Shares	9/18/1995	3.72	6.59	4.84	0.71	5.55
ETF Shares	4/3/2007
Market Price		3.57	—			6.08[1]
Net Asset Value		3.63	—			6.08[1]

1 Return since inception.

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. For the period ended June 30, 2011, the returns and other data shown in the table above reflect a blend of historical performance of the fund's Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

11

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	0.625%	4/30/13	1,326,825	1,331,177	1.5%
United States Treasury Note/Bond	1.750%	8/15/12	972,135	988,389	1.1%
United States Treasury Note/Bond	6.250%	8/15/23	703,410	891,685	1.0%
United States Treasury Note/Bond	1.375%	1/15/13	797,325	809,412	0.9%
United States Treasury Note/Bond	1.375%	10/15/12	753,200	763,436	0.8%
United States Treasury Note/Bond	1.000%	5/15/14	753,845	758,677	0.8%
United States Treasury Note/Bond	1.875%	2/28/14	711,580	733,482	0.8%
United States Treasury Note/Bond	0.375%	10/31/12	586,091	586,548	0.7%
United States Treasury Note/Bond	2.750%	10/31/13	542,353	569,383	0.6%
United States Treasury Note/Bond	1.125%	12/15/12	511,075	516,743	0.6%
United States Treasury Note/Bond	3.000%	9/30/16	468,850	495,518	0.5%
United States Treasury Note/Bond	3.375%	11/15/19	471,533	491,205	0.5%
United States Treasury Note/Bond	4.500%	8/15/39	477,314	487,977	0.5%
United States Treasury Note/Bond	4.750%	8/15/17	420,505	483,253	0.5%
United States Treasury Note/Bond	2.500%	6/30/17	462,350	470,945	0.5%
United States Treasury Note/Bond	1.750%	3/31/14	457,675	470,188	0.5%
United States Treasury Note/Bond	3.500%	5/15/20	434,678	453,426	0.5%
United States Treasury Note/Bond	2.125%	11/30/14	434,659	450,620	0.5%
United States Treasury Note/Bond	4.750%	2/15/37	402,960	430,978	0.5%
United States Treasury Note/Bond	3.125%	5/15/21	431,980	430,360	0.5%
United States Treasury Note/Bond	3.875%	5/15/18	376,346	411,982	0.5%
United States Treasury Note/Bond	3.125%	9/30/13	383,305	405,406	0.5%
United States Treasury Note/Bond	4.625%	2/15/40	388,401	404,908	0.4%
United States Treasury Note/Bond	0.625%	1/31/13	390,210	391,736	0.4%
United States Treasury Note/Bond	1.500%	6/30/16	381,300	376,416	0.4%
United States Treasury Note/Bond	2.750%	2/28/18	355,600	363,825	0.4%
United States Treasury Note/Bond	8.750%	8/15/20	244,040	357,367	0.4%
United States Treasury Note/Bond	3.625%	2/15/20	337,909	357,180	0.4%
United States Treasury Note/Bond	9.875%	11/15/15	262,900	356,887	0.4%
United States Treasury Note/Bond	2.625%	6/30/14	338,590	356,630	0.4%

12

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	5.125%	5/15/16	297,030	345,018	0.4%
	United States Treasury Note/Bond	8.750%	5/15/17	250,815	344,126	0.4%
	United States Treasury Note/Bond	2.750%	5/31/17	323,780	334,860	0.4%
	United States Treasury Note/Bond	4.375%	11/15/39	334,296	334,400	0.4%
	United States Treasury Note/Bond	2.375%	2/28/15	317,857	331,963	0.4%
	United States Treasury Note/Bond	3.000%	8/31/16	310,075	328,146	0.4%
	United States Treasury Note/Bond	4.750%	2/15/41	302,765	321,736	0.4%
	United States Treasury Note/Bond	3.125%	1/31/17	300,145	318,013	0.4%
	United States TreasuryNote/Bond	3.625%	2/15/21	298,705	311,167	0.3%
	United States Treasury Note/Bond	2.375%	10/31/14	282,985	295,852	0.3%
	United States Treasury Note/Bond	7.875%	2/15/21	208,392	292,074	0.3%
	United States Treasury Note/Bond	3.250%	6/30/16	271,865	291,447	0.3%
	United States Treasury Note/Bond	1.750%	7/31/15	277,368	281,920	0.3%
	United States Treasury
	Note/Bond	0.375%–11.250%	3/15/12–11/15/40	10,919,109	11,711,133	12.9%
					32,237,594	35.6%
Agency Bonds and Notes
1	Federal Home Loan
	Bank of Chicago	5.625%	6/13/16	3,705	4,117	0.0%
1	Federal Home Loan Banks	0.875%–5.625%	8/22/12–7/15/36	935,580	1,001,251	1.1%
1	Federal Home Loan
	Mortgage Corp.	0.000%–6.750%	7/15/12–7/15/32	1,396,183	1,488,885	1.7%
1	Federal National
	Mortgage Assn.	4.375%	9/15/12	279,675	293,262	0.3%
1	Federal National
	Mortgage Assn.	0.000%–8.200%	7/30/12–7/15/37	1,555,996	1,671,779	1.9%
	Agency Bonds and Notes—Other †				571,987	0.6%
					5,031,281	5.6%
Conventional Mortgage-Backed Securities
‡,1,2 Fannie Mae Pool		4.500%	7/1/41	491,850	508,912	0.6%
‡,1,2 Fannie Mae Pool		5.000%	7/1/41	327,000	347,336	0.4%
‡,1,2 Fannie Mae Pool		3.500%–11.000%	7/1/11–7/1/41	9,950,847	10,588,375	11.7%
‡,1,2 Freddie Mac Gold Pool		4.500%	7/1/41	443,875	458,581	0.5%
‡,1,2 Freddie Mac Gold Pool		4.000%	7/1/26	312,225	324,911	0.4%
‡,1,2 Freddie Mac Gold Pool		3.500%	7/1/26	307,050	312,617	0.4%
‡,1,2 Freddie Mac Gold Pool		3.500%–10.000%	7/1/11–7/1/41	6,133,590	6,543,846	7.2%
1,2	Freddie Mac Non
	Gold Pool	8.000%–9.500%	7/1/16-3/1/20	56	62	0.0%
‡,2	Ginnie Mae I Pool	3.500%–11.500%	9/15/11–7/1/41	2,971,797	3,197,587	3.5%
‡,2	Ginnie Mae II Pool	4.500%	7/1/41	539,375	567,352	0.6%
‡,2	Ginnie Mae II Pool	3.500%–8.500%	4/20/18–7/1/41	2,133,189	2,286,504	2.5%
					25,136,083	27.8%
Nonconventional Mortgage-Backed Securities
1,2	Fannie Mae Pool	2.318%–6.260%	11/1/32–4/1/41	425,882	445,103	0.5%
1,2	Freddie Mac 7/1 ARM	5.551%	1/1/38	9,226	9,901	0.0%
1,2	Freddie Mac Non Gold Pool	2.477%-6.398%	4/1/33-12/1/40	382,323	401,320	0.4%
2	Ginnie Mae II Pool	2.500%–5.000%	6/20/29–6/20/41	83,768	85,607	0.1%
					941,931	1.0%
Total U.S. Government and Agency Obligations (Cost $61,328,595)					63,346,889	70.0%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,486,757) †					2,753,705	3.0%

13

Total Bond Market Index Fund

				Market	Percentage
				Value	of Net
				($000)	Assets
Corporate Bonds
Finance
3	Banking †			4,432,654	4.9%
3	Brokerage †			144,102	0.2%
3	Finance Companies †			709,729	0.8%
3	Insurance †			1,121,569	1.2%
	Other Finance †			42,588	0.0%
	Real Estate Investment Trusts †			332,709	0.4%
				6,783,351	7.5%
Industrial
3	Basic Industry †			995,875	1.1%
3	Capital Goods †			934,355	1.0%
3	Communication †			2,012,601	2.2%
	Consumer Cyclical †			1,048,129	1.2%
3	Consumer Noncyclical †			2,449,046	2.7%
3	Energy †			1,311,819	1.4%
	Other Industrial †			18,474	0.0%
3	Technology †			790,168	0.9%
3	Transportation †			350,286	0.4%
				9,910,753	10.9%
Utilities
3	Electric †			1,397,835	1.6%
3	Natural Gas †			638,618	0.7%
	Other Utility †			7,914	0.0%
				2,044,367	2.3%
Total Corporate Bonds (Cost $17,706,091)				18,738,471	20.7%
[3]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $3,917,295) †				4,111,069	4.5%
Taxable Municipal Bonds (Cost $796,939) †				824,249	0.9%

		Coupon	Shares
Temporary Cash Investment
Money Market Fund
4,5	Vanguard Market Liquidity
	Fund (Cost $4,686,105)	0.140%	4,686,104,814	4,686,105	5.2%
^Total Investments (Cost $90,921,782)				94,460,488	104.3%
Other Assets and Liabilities
Other Assets				1,765,024	2.0%
Liabilities[5]				(5,692,824)	(6.3%)
				(3,927,800)	(4.3%)
Net Assets				90,532,688	100.0%

14

Total Bond Market Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	94,460,488
Receivables for Investment Securities Sold	760,208
Accrued Income Receivable	703,861
Receivables for Capital Shares Issued	193,670
Other Assets	107,285
Total Assets	96,225,512
Liabilities
Payables for Investment Securities Purchased	5,388,046
Other Liabilities[5]	304,778
Total Liabilities	5,692,824
Net Assets	90,532,688

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	86,684,716
Undistributed Net Investment Income	27,415
Accumulated Net Realized Gains	281,851
Unrealized Appreciation (Depreciation)	3,538,706
Net Assets	90,532,688

Investor Shares—Net Assets
Applicable to 1,169,835,924 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,503,995
Net Asset Value Per Share—Investor Shares	$10.69

Admiral Shares—Net Assets
Applicable to 2,670,525,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,544,331
Net Asset Value Per Share—Admiral Shares	$10.69

Signal Shares—Net Assets
Applicable to 916,842,257 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,799,818
Net Asset Value Per Share—Signal Shares	$10.69

15

Total Bond Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,958,151,420 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,929,830
Net Asset Value Per Share—Institutional Shares	$10.69

Institutional Plus Shares—Net Assets
Applicable to 796,954,946 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,518,351
Net Asset Value Per Share—Institutional Plus Shares	$10.69

ETF Shares—Net Assets
Applicable to 126,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,236,363
Net Asset Value Per Share—ETF Shares	$81.11

See Note A in Notes to Financial Statements.
‡ Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2011.
^ The total value of securities on loan is $80,586,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $416,241,000, representing 0.5% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $82,835,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Interest[1]	1,511,894
Security Lending	613
Total Income	1,512,507
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,090
Management and Administrative—Investor Shares	11,381
Management and Administrative—Admiral Shares	11,281
Management and Administrative—Signal Shares	3,232
Management and Administrative—Institutional Shares	2,864
Management and Administrative—Institutional Plus Shares	485
Management and Administrative—ETF Shares	3,143
Marketing and Distribution—Investor Shares	2,536
Marketing and Distribution—Admiral Shares	2,531
Marketing and Distribution—Signal Shares	1,427
Marketing and Distribution—Institutional Shares	3,336
Marketing and Distribution—Institutional Plus Shares	1,079
Marketing and Distribution—ETF Shares	1,476
Custodian Fees	446
Shareholders’ Reports—Investor Shares	112
Shareholders’ Reports—Admiral Shares	113
Shareholders’ Reports—Signal Shares	52
Shareholders’ Reports—Institutional Shares	104
Shareholders’ Reports—Institutional Plus Shares	7
Shareholders’ Reports—ETF Shares	132
Trustees’ Fees and Expenses	43
Total Expenses	48,870
Net Investment Income	1,463,637
Realized Net Gain (Loss) on Investment Securities Sold	309,108
Change in Unrealized Appreciation (Depreciation) of Investment Securities	428,271
Net Increase (Decrease) in Net Assets Resulting from Operations	2,201,016
1 Interest income from an affiliated company of the fund was $2,768,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,463,637	2,844,259
Realized Net Gain (Loss)	309,108	510,477
Change in Unrealized Appreciation (Depreciation)	428,271	1,501,294
Net Increase (Decrease) in Net Assets Resulting from Operations	2,201,016	4,856,030
Distributions
Net Investment Income
Investor Shares	(216,390)	(688,791)
Admiral Shares	(460,156)	(742,912)
Signal Shares	(155,140)	(300,220)
Institutional Shares	(347,826)	(663,596)
Institutional Plus Shares	(127,255)	(169,547)
ETF Shares	(129,455)	(279,193)
Realized Capital Gain[1]
Investor Shares	—	(67,415)
Admiral Shares	—	(120,242)
Signal Shares	—	(36,929)
Institutional Shares	—	(91,189)
Institutional Plus Shares	—	(27,393)
ETF Shares	—	(40,157)
Total Distributions	(1,436,222)	(3,227,584)
Capital Share Transactions
Investor Shares	(2,038,223)	(5,708,328)
Admiral Shares	1,112,253	8,963,563
Signal Shares	904,196	159,700
Institutional Shares	342,801	4,361,442
Institutional Plus Shares	2,089,556	6,329,913
ETF Shares	1,082,639	2,668,702
Net Increase (Decrease) from Capital Share Transactions	3,493,222	16,774,992
Total Increase (Decrease)	4,258,016	18,403,438
Net Assets
Beginning of Period	86,274,672	67,871,234
End of Period[2]	90,532,688	86,274,672

1 Includes fiscal 2010 short-term gain distributions totaling $130,494,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $27,415,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99	$10.06
Investment Operations
Net Investment Income	.171	.362	.421	.477	.501	.485
Net Realized and Unrealized Gain (Loss)
on Investments	.090	.297	.170	.020	.170	(.070)
Total from Investment Operations	.261	.659	.591	.497	.671	.415
Distributions
Dividends from Net Investment Income	(.171)	(.362)	(.421)	(.477)	(.501)	(.485)
Distributions from Realized Capital Gains	—	(.047)	—	—	—	—
Total Distributions	(.171)	(.409)	(.421)	(.477)	(.501)	(.485)
Net Asset Value, End of Period	$10.69	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return[1]	2.49%	6.42%	5.93%	5.05%	6.92%	4.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,504	$14,437	$19,555	$29,687	$29,532	$23,769
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.20%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.26%	3.38%	4.09%	4.73%	5.02%	4.88%
Portfolio Turnover Rate[2]	79%[3]	75%[3]	80%	61%	54%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99	$10.06
Investment Operations
Net Investment Income	.177	.374	.432	.486	.510	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.090	.297	.170	.020	.170	(.070)
Total from Investment Operations	.267	.671	.602	.506	.680	.424
Distributions
Dividends from Net Investment Income	(.177)	(.374)	(.432)	(.486)	(.510)	(.494)
Distributions from Realized Capital Gains	—	(.047)	—	—	—	—
Total Distributions	(.177)	(.421)	(.432)	(.486)	(.510)	(.494)
Net Asset Value, End of Period	$10.69	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return	2.54%	6.54%	6.04%	5.15%	7.02%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,544	$27,200	$17,932	$12,978	$10,232	$7,900
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.37%	3.49%	4.19%	4.82%	5.11%	4.97%
Portfolio Turnover Rate[1]	79%[2]	75%[2]	80%	61%	54%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Signal Shares
Six Months						Sept. 1,
	Ended					2006[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99	$9.94
Investment Operations
Net Investment Income	.177	.374	.432	.486	.510	.166
Net Realized and Unrealized Gain (Loss)
on Investments	.090	.297	.170	.020	.170	.050
Total from Investment Operations	.267	.671	.602	.506	.680	.216
Distributions
Dividends from Net Investment Income	(.177)	(.374)	(.432)	(.486)	(.510)	(.166)
Distributions from Realized Capital Gains	—	(.047)	—	—	—	—
Total Distributions	(.177)	(.421)	(.432)	(.486)	(.510)	(.166)
Net Asset Value, End of Period	$10.69	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return	2.54%	6.54%	6.04%	5.15%	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,800	$8,813	$8,450	$7,372	$5,414	$632
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.37%	3.49%	4.19%	4.82%	5.11%	4.97%[2]
Portfolio Turnover Rate[3]	79%[4]	75%[4]	80%	61%	54%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.60	$10.35	$10.18	$10.16	$9.99	$10.06
Investment Operations
Net Investment Income	.179	.378	.437	.490	.513	.498
Net Realized and Unrealized Gain (Loss)
on Investments	.090	.297	.170	.020	.170	(.070)
Total from Investment Operations	.269	.675	.607	.510	.683	.428
Distributions
Dividends from Net Investment Income	(.179)	(.378)	(.437)	(.490)	(.513)	(.498)
Distributions from Realized Capital Gains	—	(.047)	—	—	—	—
Total Distributions	(.179)	(.425)	(.437)	(.490)	(.513)	(.498)
Net Asset Value, End of Period	$10.69	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return	2.56%	6.58%	6.09%	5.19%	7.05%	4.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,930	$20,419	$15,692	$12,431	$9,492	$8,257
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.41%	3.53%	4.24%	4.86%	5.14%	5.01%
Portfolio Turnover Rate[1]	79%[2]	75%[2]	80%	61%	54%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
2 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Feb. 5,
	Ended	2010[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$10.60	$10.50
Investment Operations
Net Investment Income	.180	.343
Net Realized and Unrealized Gain (Loss) on Investments	.090	.147
Total from Investment Operations	.270	.490
Distributions
Dividends from Net Investment Income	(.180)	(.343)
Distributions from Realized Capital Gains	—	(.047)
Total Distributions	(.180)	(.390)
Net Asset Value, End of Period	$10.69	$10.60

Total Return	2.57%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,518	$6,358
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.43%	3.55%[2]
Portfolio Turnover Rate[3]	79%[4]	75%[4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception. See Note G in Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

ETF Shares
	Six Months				April 3,
	Ended				2007[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$80.21	$78.31	$76.93	$76.61	$74.95
Investment Operations
Net Investment Income	1.328	2.793	3.163	3.525	2.351
Net Realized and Unrealized Gain (Loss)
on Investments	.683	2.256	1.380	.320	1.660
Total from Investment Operations	2.011	5.049	4.543	3.845	4.011
Distributions
Dividends from Net Investment Income	(1.111)	(2.793)	(3.163)	(3.525)	(2.351)
Distributions from Realized Capital Gains	—	(.356)	—	—	—
Total Distributions	(1.111)	(3.149)	(3.163)	(3.525)	(2.351)
Net Asset Value, End of Period	$81.11	$80.21	$78.31	$76.93	$76.61

Total Return	2.53%	6.51%	6.03%	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,236	$9,048	$6,242	$2,946	$1,095
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.37%	3.49%	4.19%	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	79%[4]	75%[4]	80%	61%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 34% and 28% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously purchases similar securities for future settlement at a lower price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold; it is compensated by interest earned on the sale proceeds and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys securities from a dealer pursuant to a TBA transaction and simultaneously sells similar securities for future settlement. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counter-parties, and monitoring exposure to each counterparty.

25

Total Bond Market Index Fund

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011–03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management is currently assessing whether the ASU will affect the accounting for the fund’s mortgage-dollar-roll transactions.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective in August 2011, the fund is no longer permitted to lend its securities.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $14,145,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 5.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Total Bond Market Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	63,346,889	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,753,705	—
Corporate Bonds	—	18,738,468	3
Sovereign Bonds	—	4,111,069	—
Taxable Municipal Bonds	—	824,249	—
Temporary Cash Investments	4,686,105	—	—
Total	4,686,105	89,774,380	3

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	29
Change in Unrealized Appreciation (Depreciation)	(26)
Balance as of June 30, 2011	3

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2011, the fund realized $5,116,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2011, the cost of investment securities for tax purposes was $90,921,782,000. Net unrealized appreciation of investment securities for tax purposes was $3,538,706,000, consisting of unrealized gains of $3,707,085,000 on securities that had risen in value since their purchase and $168,379,000 in unrealized losses on securities that had fallen in value since their purchase.

27

Total Bond Market Index Fund

E. During the six months ended June 30, 2011, the fund purchased $3,674,888,000 of investment securities and sold $2,704,229,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $33,966,910,000 and $31,519,309,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,707,582	160,613	6,696,013	630,298
Issued in Lieu of Cash Distributions	206,906	19,466	711,525	66,797
Redeemed	(3,952,711)	(372,361)	(13,115,866)	(1,223,913)
Net Increase (Decrease)—Investor Shares	(2,038,223)	(192,282)	(5,708,328)	(526,818)
Admiral Shares
Issued	3,154,898	297,371	11,942,039	1,114,390
Issued in Lieu of Cash Distributions	418,467	39,358	782,810	73,488
Redeemed	(2,461,112)	(232,412)	(3,761,286)	(353,873)
Net Increase (Decrease)—Admiral Shares	1,112,253	104,317	8,963,563	834,005
Signal Shares
Issued	2,608,540	245,767	3,777,846	355,374
Issued in Lieu of Cash Distributions	135,942	12,784	295,468	27,753
Redeemed	(1,840,286)	(173,155)	(3,913,614)	(367,943)
Net Increase (Decrease)—Signal Shares	904,196	85,396	159,700	15,184
Institutional Shares
Issued	3,911,741	367,967	9,066,632	852,560
Issued in Lieu of Cash Distributions	326,645	30,724	707,590	66,393
Redeemed	(3,895,585)	(367,015)	(5,412,780)	(508,354)
Net Increase (Decrease)—Institutional Shares	342,801	31,676	4,361,442	410,599
Institutional Plus Shares
Issued	2,667,092	251,557	3,762,449	352,823
Issued in Connection with Acquisition of
Institutional Total Bond Market Index Fund	—	—	4,235,240	403,613
Issued in Lieu of Cash Distributions	116,857	10,987	174,330	16,321
Redeemed	(694,393)	(65,443)	(1,842,106)	(172,903)
Net Increase (Decrease)—Institutional Plus Shares	2,089,556	197,101	6,329,913	599,854
ETF Shares
Issued	1,227,033	15,200	2,861,499	35,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(144,394)	(1,800)	(192,797)	(2,400)
Net Increase (Decrease)—ETF Shares	1,082,639	13,400	2,668,702	33,100

28

Total Bond Market Index Fund

G. As of the close of business on February 5, 2010, the fund acquired all the net assets of Vanguard Institutional Total Bond Market Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 403,613,000 shares of the fund for 80,272,000 shares of Institutional Total Bond Index Market Fund outstanding as of the close of business on February 5, 2010. Shares of Institutional Total Bond Market Index were exchanged for new Institutional Plus Shares of the fund. The Institutional Total Bond Market Index Fund’s net assets as of the close of business on February 5, 2010, of $4,235,240,000, including $134,921,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $70,363,886,000. The net assets of the fund immediately following the acquisition were $74,599,126,000.

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Short-Term Bond Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VBISX	VBIRX	VBSSX	BSV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.11%
30-Day SEC Yield	0.78%	0.89%	0.89%	0.89%

Financial Attributes
		Barclays
		1–5 Year
		Gov/
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,322	2,385	7,979
Yield to Maturity
(before expenses)	1.1%	1.2%	2.8%
Average Coupon	2.6%	2.8%	4.2%
Average Duration	2.6 years	2.6 years	5.2 years
Average Effective
Maturity	2.7 years	2.8 years	7.4 years
Short-Term
Reserves	1.2%	—	—

Sector Diversification (% of portfolio)
Finance	10.2%
Foreign	7.3
Government Mortgage-Backed	0.1
Industrial	10.8
Treasury/Agency	69.6
Utilities	1.5
Other	0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	1–5 Year	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.99	0.82
Beta	1.03	0.50

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.9%
1 - 3 Years	62.0
3 - 5 Years	37.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	69.7%
Aaa	5.3
Aa	7.1
A	11.0
Baa	6.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares.

30

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011
				Spliced
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.88%	3.00%	8.88%	9.03%
2002	4.60	1.50	6.10	8.12
2003	3.22	0.15	3.37	3.35
2004	2.98	-1.28	1.70	1.85
2005	3.48	-2.17	1.31	1.44
2006	4.39	-0.30	4.09	4.22
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08
2011	0.96	0.65	1.61	1.77

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.
Note: For 2011, performance data reflect the six months ended June 30, 2011.

See Financial Highlights for dividend and capital gains information.

31

Short-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	2.56%	5.20%	3.62%	0.68%	4.30%
Admiral Shares	11/12/2001	2.68	5.30	3.62[1]	0.38[1]	4.00[1]
Signal Shares	3/30/2007	2.68	—	3.31[1]	1.70[1]	5.01[1]
ETF Shares	4/3/2007
Market Price		2.59	—			5.03[1]
Net Asset Value		2.67	—			5.01[1]
1 Return since inception.

32

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.375%	9/15/12	526,295	533,121	2.4%
United States Treasury Note/Bond	2.500%	3/31/15	395,038	414,233	1.9%
United States Treasury Note/Bond	1.375%	10/15/12	398,515	403,931	1.8%
United States Treasury Note/Bond	0.625%	4/30/13	393,625	394,916	1.8%
United States Treasury Note/Bond	1.375%	11/15/12	372,267	377,561	1.7%
United States Treasury Note/Bond	2.375%	10/31/14	355,785	371,963	1.7%
United States Treasury Note/Bond	2.625%	7/31/14	352,140	371,124	1.7%
United States Treasury Note/Bond	1.375%	1/15/13	358,220	363,651	1.6%
United States Treasury Note/Bond	2.625%	6/30/14	335,485	353,360	1.6%
United States Treasury Note/Bond	1.750%	5/31/16	351,350	351,680	1.6%
United States Treasury Note/Bond	1.500%	6/30/16	288,100	284,409	1.3%
United States Treasury Note/Bond	0.625%	12/31/12	274,465	275,538	1.3%
United States Treasury Note/Bond	0.750%	6/15/14	270,225	269,803	1.2%
United States Treasury Note/Bond	1.750%	3/31/14	262,345	269,517	1.2%
United States Treasury Note/Bond	1.250%	10/31/15	270,925	268,511	1.2%
United States Treasury Note/Bond	0.625%	2/28/13	266,575	267,575	1.2%
United States Treasury Note/Bond	1.875%	2/28/14	249,925	257,618	1.2%
United States Treasury Note/Bond	0.750%	3/31/13	254,318	255,750	1.2%
United States Treasury Note/Bond	2.125%	12/31/15	246,400	252,792	1.1%
United States Treasury Note/Bond	3.625%	5/15/13	237,100	251,141	1.1%
United States Treasury Note/Bond	1.875%	4/30/14	233,705	240,936	1.1%
United States Treasury Note/Bond	2.125%	11/30/14	229,550	237,979	1.1%
United States Treasury Note/Bond	2.250%	5/31/14	224,990	234,446	1.1%
United States Treasury Note/Bond	1.375%	11/30/15	233,650	232,372	1.1%
United States Treasury Note/Bond	0.500%	5/31/13	225,200	225,376	1.0%
United States Treasury Note/Bond	0.375%	6/30/13	221,700	221,285	1.0%
United States Treasury Note/Bond	2.375%	2/28/15	210,482	219,823	1.0%
United States Treasury Note/Bond	2.125%	2/29/16	213,865	218,844	1.0%
United States Treasury Note/Bond	1.875%	6/30/15	210,803	215,645	1.0%
United States Treasury Note/Bond	2.000%	4/30/16	212,140	215,222	1.0%

33

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.375%	2/15/13	211,178	214,510	1.0%
United States Treasury Note/Bond	1.125%	12/15/12	206,905	209,200	0.9%
United States Treasury Note/Bond	1.750%	7/31/15	196,235	199,455	0.9%
United States Treasury Note/Bond	1.125%	6/15/13	193,093	195,567	0.9%
United States Treasury Note/Bond	0.500%	11/30/12	190,295	190,740	0.9%
United States Treasury Note/Bond	1.750%	4/15/13	177,045	181,167	0.8%
United States Treasury Note/Bond	0.625%	1/31/13	161,125	161,755	0.7%
United States Treasury Note/Bond	1.375%	3/15/13	154,148	156,653	0.7%
United States Treasury Note/Bond	2.750%	10/31/13	142,705	149,817	0.7%
United States Treasury Note/Bond	3.125%	9/30/13	127,345	134,688	0.6%
United States Treasury Note/Bond	4.000%	11/15/12	114,685	120,438	0.5%
United States Treasury Note/Bond	2.375%	9/30/14	106,675	111,592	0.5%
United States Treasury Note/Bond	2.375%	3/31/16	104,597	108,144	0.5%
United States Treasury Note/Bond	1.250%	9/30/15	107,454	106,716	0.5%
United States Treasury Note/Bond	2.500%	4/30/15	94,417	98,991	0.4%
United States Treasury Note/Bond	1.250%	8/31/15	94,883	94,409	0.4%
United States Treasury Note/Bond	2.125%	5/31/15	80,975	83,670	0.4%
United States Treasury Note/Bond	1.750%	1/31/14	79,245	81,400	0.4%
United States Treasury
Note/Bond	0.375%–11.250%	8/15/12–3/31/16	1,186,582	1,251,125	5.7%
				12,700,159	57.6%
Agency Bonds and Notes
1 Federal Home Loan
Bank of Chicago	5.625%	6/13/16	4,325	4,806	0.0%
1 Federal Home Loan Banks	0.875%–5.500%	8/22/12–12/12/14	591,555	612,116	2.8%
1 Federal Home Loan
Mortgage Corp.	4.500%	7/15/13	101,135	109,095	0.5%
1 Federal Home Loan
Mortgage Corp.	2.875%	2/9/15	84,950	89,605	0.4%
1 Federal Home Loan
Mortgage Corp.	0.375%–5.500%	7/15/12–5/27/16	619,765	641,410	2.9%
1 Federal National
Mortgage Assn.	0.375%–5.250%	7/30/12–4/11/16	923,845	962,477	4.4%
2 General Electric
Capital Corp.	2.000%–2.625%	9/28/12–12/28/12	59,700	61,225	0.3%
Agency Bonds and Notes—Other †				205,033	0.9%
				2,685,767	12.2%
Total U.S. Government and Agency Obligations (Cost $15,126,173)				15,385,926	69.8%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,850) †				19,538	0.1%
Corporate Bonds
Finance
3 Banking †				1,589,958	7.2%
Brokerage †				47,879	0.2%
Finance Companies
General Electric
Capital Corp.	1.875%–5.900%	8/13/12–5/9/16	153,400	159,783	0.7%
Finance Companies—Other †				79,952	0.4%
Insurance †				229,163	1.0%
Other Finance †				17,199	0.1%
Real Estate Investment Trusts
Arden Realty LP	5.250%	3/1/15	1,250	1,347	0.0%
Real Estate Investment Trusts—Other †				64,358	0.3%
				2,189,639	9.9%

34

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
3	Basic Industry †				216,099	1.0%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	28,900	30,668	0.2%
	Capital Goods—Other †				181,200	0.8%
3	Communication †				458,025	2.1%
	Consumer Cyclical †				224,401	1.0%
	Consumer Noncyclical †				642,223	2.9%
3	Energy †				232,490	1.0%
	Other Industrial †				1,915	0.0%
3	Technology †				258,739	1.2%
	Transportation †				44,364	0.2%
					2,290,124	10.4%
Utilities
3	Electric †				229,102	1.1%
	Natural Gas †				92,870	0.4%
					321,972	1.5%
Total Corporate Bonds (Cost $4,630,788)					4,801,735	21.8%
Sovereign Bonds (U.S. Dollar-Denominated)
	European Investment Bank	1.250%–4.625%	9/14/12–5/16/16	288,475	295,790	1.4%
^,4	Kreditanstalt fuer
	Wiederaufbau	1.250%–5.125%	1/14/13–6/1/16	238,000	245,493	1.1%
4	Landwirtschaftliche
	Rentenbank	1.875%–5.250%	7/2/12–2/15/16	45,325	46,340	0.2%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				1,011,173	4.6%
Total Sovereign Bonds (Cost $1,555,550)					1,598,796	7.3%
Taxable Municipal Bonds (Cost $24,231) †					25,038	0.1%

				Shares
Temporary Cash Investment
Money Market Fund
5,6	Vanguard Market Liquidity
	Fund (Cost $288,154)	0.140%		288,153,829	288,154	1.3%
Total Investments (Cost $21,643,746)					22,119,187	100.4%
Other Assets and Liabilities
Other Assets					917,799	4.1%
Liabilities[6]					(995,387)	(4.5%)
					(77,588)	(0.4%)
Net Assets					22,041,599	100.0%

35

Short-Term Bond Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	21,473,803
Undistributed Net Investment Income	10,332
Accumulated Net Realized Gains	82,023
Unrealized Appreciation (Depreciation)	475,441
Net Assets	22,041,599

Investor Shares—Net Assets
Applicable to 365,984,387 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,883,330
Net Asset Value Per Share—Investor Shares	$10.61

Admiral Shares—Net Assets
Applicable to 365,298,536 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,876,053
Net Asset Value Per Share—Admiral Shares	$10.61

Signal Shares—Net Assets
Applicable to 731,997,808 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,766,974
Net Asset Value Per Share—Signal Shares	$10.61

ETF Shares—Net Assets
Applicable to 80,500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,515,242
Net Asset Value Per Share—ETF Shares	$80.93

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,077,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $68,418,000, representing 0.3% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $19,547,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Interest[1]	226,826
Security Lending	198
Total Income	227,024
Expenses
The Vanguard Group—Note B
Investment Advisory Services	745
Management and Administrative—Investor Shares	3,460
Management and Administrative—Admiral Shares	1,494
Management and Administrative—Signal Shares	2,607
Management and Administrative—ETF Shares	2,075
Marketing and Distribution—Investor Shares	724
Marketing and Distribution—Admiral Shares	422
Marketing and Distribution—Signal Shares	1,135
Marketing and Distribution—ETF Shares	942
Custodian Fees	17
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	26
Shareholders’ Reports—Signal Shares	23
Shareholders’ Reports—ETF Shares	84
Trustees’ Fees and Expenses	10
Total Expenses	13,804
Net Investment Income	213,220
Realized Net Gain (Loss) on Investment Securities Sold	88,355
Change in Unrealized Appreciation (Depreciation) of Investment Securities	46,552
Net Increase (Decrease) in Net Assets Resulting from Operations	348,127
1 Interest income from an affiliated company of the fund was $137,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	213,220	427,732
Realized Net Gain (Loss)	88,355	116,222
Change in Unrealized Appreciation (Depreciation)	46,552	166,484
Net Increase (Decrease) in Net Assets Resulting from Operations	348,127	710,438
Distributions
Net Investment Income
Investor Shares	(38,448)	(119,470)
Admiral Shares	(38,605)	(58,205)
Signal Shares	(74,659)	(137,808)
ETF Shares	(51,176)	(112,249)
Realized Capital Gain[1]
Investor Shares	(3,030)	(19,717)
Admiral Shares	(2,898)	(15,638)
Signal Shares	(5,559)	(29,901)
ETF Shares	(4,636)	(24,356)
Total Distributions	(219,011)	(517,344)
Capital Share Transactions
Investor Shares	(364,556)	(1,143,391)
Admiral Shares	89,348	1,798,801
Signal Shares	738,506	1,851,176
ETF Shares	829,841	1,914,097
Net Increase (Decrease) from Capital Share Transactions	1,293,139	4,420,683
Total Increase (Decrease)	1,422,255	4,613,777
Net Assets
Beginning of Period	20,619,344	16,005,567
End of Period[2]	22,041,599	20,619,344

1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $2,015,000 and $32,306,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $10,332,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.28	$10.13	$9.89	$9.92
Investment Operations
Net Investment Income	.101	.229	.293	.389	.456	.426
Net Realized and Unrealized Gain (Loss)
on Investments	.068	.177	.141	.150	.240	(.030)
Total from Investment Operations	.169	.406	.434	.539	.696	.396
Distributions
Dividends from Net Investment Income	(.101)	(.229)	(.293)	(.389)	(.456)	(.426)
Distributions from Realized Capital Gains	(.008)	(.047)	(.001)	—	—	—
Total Distributions	(.109)	(.276)	(.294)	(.389)	(.456)	(.426)
Net Asset Value, End of Period	$10.61	$10.55	$10.42	$10.28	$10.13	$9.89

Total Return[1]	1.61%	3.92%	4.28%	5.43%	7.22%	4.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,883	$4,226	$5,283	$3,680	$2,773	$2,731
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.93%	2.15%	2.78%	3.79%	4.58%	4.32%
Portfolio Turnover Rate[2]	77%	58%	77%	101%	79%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.28	$10.13	$9.89	$9.92
Investment Operations
Net Investment Income	.107	.240	.303	.397	.464	.433
Net Realized and Unrealized Gain (Loss)
on Investments	.068	.177	.141	.150	.240	(.030)
Total from Investment Operations	.175	.417	.444	.547	.704	.403
Distributions
Dividends from Net Investment Income	(.107)	(.240)	(.303)	(.397)	(.464)	(.433)
Distributions from Realized Capital Gains	(.008)	(.047)	(.001)	—	—	—
Total Distributions	(.115)	(.287)	(.304)	(.397)	(.464)	(.433)
Net Asset Value, End of Period	$10.61	$10.55	$10.42	$10.28	$10.13	$9.89

Total Return	1.67%	4.03%	4.38%	5.51%	7.31%	4.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,876	$3,766	$1,961	$1,632	$1,502	$2,528
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.26%	2.88%	3.87%	4.66%	4.39%
Portfolio Turnover Rate[1]	77%	58%	77%	101%	79%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Short-Term Bond Index Fund

Financial Highlights

Signal Shares
	Six Months				Mar. 30,
	Ended				2007[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.28	$10.13	$9.93
Investment Operations
Net Investment Income	.107	.240	.303	.397	.352
Net Realized and Unrealized Gain (Loss)
on Investments	.068	.177	.141	.150	.200
Total from Investment Operations	.175	.417	.444	.547	.552
Distributions
Dividends from Net Investment Income	(.107)	(.240)	(.303)	(.397)	(.352)
Distributions from Realized Capital Gains	(.008)	(.047)	(.001)	—	—
Total Distributions	(.115)	(.287)	(.304)	(.397)	(.352)
Net Asset Value, End of Period	$10.61	$10.55	$10.42	$10.28	$10.13

Total Return	1.67%	4.03%	4.38%	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,767	$6,987	$5,080	$3,212	$1,851
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.26%	2.88%	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	77%	58%	77%	101%	79%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				April 3,
	Ended				2007[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$80.35	$79.35	$78.13	$76.88	$74.95
Investment Operations
Net Investment Income	.804	1.796	2.196	2.886	2.249
Net Realized and Unrealized Gain (Loss)
on Investments	.513	1.359	1.228	1.250	1.930
Total from Investment Operations	1.317	3.155	3.424	4.136	4.179
Distributions
Dividends from Net Investment Income	(.676)	(1.796)	(2.196)	(2.886)	(2.249)
Distributions from Realized Capital Gains	(.061)	(.359)	(.008)	—	—
Total Distributions	(.737)	(2.155)	(2.204)	(2.886)	(2.249)
Net Asset Value, End of Period	$80.93	$80.35	$79.35	$78.13	$76.88

Total Return	1.65%	4.00%	4.44%	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,515	$5,640	$3,682	$1,149	$407
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.26%	2.88%	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	77%	58%	77%	101%	79%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective in August 2011, the fund is no longer permitted to lend its securities.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

43

Short-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $3,438,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	15,385,926	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	19,538	—
Corporate Bonds	—	4,801,735	—
Sovereign Bonds	—	1,598,796	—
Taxable Municipal Bonds	—	25,038	—
Temporary Cash Investments	288,154	—	—
Total	288,154	21,831,033	—

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	5
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of June 30, 2011	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

44

Short-Term Bond Index Fund

During the six months ended June 30, 2011, the fund realized $5,273,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2011, the cost of investment securities for tax purposes was $21,643,746,000. Net unrealized appreciation of investment securities for tax purposes was $475,441,000, consisting of unrealized gains of $487,114,000 on securities that had risen in value since their purchase and $11,673,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $1,672,698,000 of investment securities and sold $928,151,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,922,958,000 and $7,399,977,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	698,774	66,171	2,903,055	274,675
Issued in Lieu of Cash Distributions	37,360	3,535	121,607	11,490
Redeemed	(1,100,690)	(104,260)	(4,168,053)	(392,385)
Net Increase (Decrease)—Investor Shares	(364,556)	(34,554)	(1,143,391)	(106,220)
Admiral Shares
Issued	766,406	72,575	2,942,691	276,853
Issued in Lieu of Cash Distributions	36,972	3,498	65,123	6,152
Redeemed	(714,030)	(67,647)	(1,209,013)	(114,221)
Net Increase (Decrease)—Admiral Shares	89,348	8,426	1,798,801	168,784
Signal Shares
Issued	1,779,434	168,452	3,628,853	342,506
Issued in Lieu of Cash Distributions	66,789	6,319	144,523	13,653
Redeemed	(1,107,717)	(104,896)	(1,922,200)	(181,335)
Net Increase (Decrease)—Signal Shares	738,506	69,875	1,851,176	174,824
ETF Shares
Issued	1,022,423	12,700	2,155,920	26,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(192,582)	(2,400)	(241,823)	(3,000)
Net Increase (Decrease)—ETF Shares	829,841	10,300	1,914,097	23,800

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

45

Intermediate-Term Bond Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VBIIX	VBILX	VIBSX	VBIMX	BIV
Expense Ratio[1]	0.22%	0.11%	0.11%	0.07%	0.11%
30-Day SEC Yield	2.82%	2.93%	2.93%	2.97%	2.93%

Financial Attributes

		Barclays
		5–10 Year
		Gov/
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,152	1,625	7,979
Yield to Maturity
(before expenses)	3.2%	3.2%	2.8%
Average Coupon	4.6%	4.5%	4.2%
Average Duration	6.4 years	6.4 years	5.2 years
Average Effective
Maturity	7.3 years	7.3 years	7.4 years
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Finance	14.1%
Foreign	6.3
Government Mortgage-Backed	0.1
Industrial	20.2
Treasury/Agency	54.7
Utilities	4.3
Other	0.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	5–10 Year	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	0.99	0.97
Beta	1.02	1.68

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.2%
1 - 3 Years	0.1
3 - 5 Years	2.2
5 - 10 Years	97.4
10 - 20 Years	0.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	54.7%
Aaa	2.3
Aa	6.3
A	17.6
Baa	19.1

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

46

Intermediate-Term Bond Index Fund

Investment Focus

47

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011
				Spliced
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	6.69%	2.59%	9.28%	8.82%
2002	6.19	4.66	10.85	13.03
2003	5.05	0.60	5.65	5.97
2004	4.87	0.35	5.22	5.30
2005	4.64	-2.89	1.75	1.83
2006	4.97	-1.06	3.91	3.81
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44
2011	1.96	1.61	3.57	3.73

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond
Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.
Note: For 2011, performance data reflect the six months ended June 30, 2011.

See Financial Highlights for dividend and capital gains information.

48

Intermediate-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	5.24%	7.66%	5.01%	1.43%	6.44%
Admiral Shares	11/12/2001	5.36	7.76	5.01[1]	0.94[1]	5.95[1]
Signal Shares	6/4/2007	5.36	—	4.76[1]	3.08[1]	7.84[1]
Institutional Shares	1/26/2006	5.40	7.80	4.88[1]	1.99[1]	6.87[1]
ETF Shares	4/3/2007
Market Price		5.26	—			7.37[1]
Net Asset Value		5.31	—			7.33[1]
1 Return since inception.

49

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.625%	8/15/19	384,875	409,773	3.4%
United States Treasury Note/Bond	3.125%	5/15/19	394,055	406,554	3.4%
United States Treasury Note/Bond	3.375%	11/15/19	369,945	385,379	3.2%
United States Treasury Note/Bond	3.625%	2/15/20	347,235	367,038	3.1%
United States Treasury Note/Bond	3.500%	5/15/20	345,125	360,010	3.0%
United States Treasury Note/Bond	3.125%	5/15/21	354,220	352,892	2.9%
United States Treasury Note/Bond	3.750%	11/15/18	302,870	327,857	2.7%
United States Treasury Note/Bond	4.000%	8/15/18	221,975	244,450	2.0%
United States Treasury Note/Bond	3.625%	2/15/21	233,410	243,148	2.0%
United States Treasury Note/Bond	2.750%	2/15/19	233,610	235,727	2.0%
United States Treasury Note/Bond	2.625%	8/15/20	188,725	182,503	1.5%
United States Treasury Note/Bond	3.125%	10/31/16	170,755	181,374	1.5%
United States Treasury Note/Bond	3.250%	12/31/16	161,505	172,155	1.4%
United States Treasury Note/Bond	3.875%	5/15/18	151,760	166,130	1.4%
United States Treasury Note/Bond	4.750%	8/15/17	137,230	157,707	1.3%
United States Treasury Note/Bond	7.500%	11/15/16	106,820	137,748	1.1%
United States Treasury Note/Bond	4.500%	5/15/17	119,410	135,418	1.1%
United States Treasury Note/Bond	8.750%	5/15/17	98,070	134,555	1.1%
United States Treasury Note/Bond	3.125%	1/31/17	124,145	131,535	1.1%
United States Treasury Note/Bond	3.250%	5/31/16	110,220	118,280	1.0%
United States Treasury Note/Bond	2.750%	11/30/16	112,680	117,399	1.0%
United States Treasury Note/Bond	3.000%	9/30/16	109,615	115,850	1.0%
United States Treasury Note/Bond	3.250%	6/30/16	106,040	113,678	0.9%
United States Treasury Note/Bond	3.250%	3/31/17	97,840	104,169	0.9%
United States Treasury Note/Bond	3.000%	2/28/17	94,460	99,345	0.8%
United States Treasury Note/Bond	8.875%	8/15/17	71,285	98,986	0.8%
United States Treasury Note/Bond	3.500%	2/15/18	89,005	95,430	0.8%
United States Treasury Note/Bond	2.625%	11/15/20	98,105	94,410	0.8%
United States Treasury Note/Bond	8.875%	2/15/19	51,850	74,680	0.6%
United States Treasury Note/Bond	4.625%	2/15/17	58,420	66,608	0.6%
United States Treasury Note/Bond	2.750%	5/31/17	50,595	52,326	0.4%

50

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.875%	9/30/17	46,480	45,405	0.4%
United States Treasury Note/Bond	2.500%	6/30/17	41,155	41,920	0.4%
United States Treasury Note/Bond	4.625%	11/15/16	36,050	41,120	0.3%
United States Treasury Note/Bond	1.500%	6/30/16	30,000	29,616	0.2%
United States Treasury
Note/Bond	1.750%–8.750%	5/15/16–5/15/21	135,085	150,826	1.3%
				6,192,001	51.4%
Agency Bonds and Notes
1 Federal Home Loan Banks	4.875%	5/17/17	23,225	26,537	0.2%
1 Federal Home Loan
Mortgage Corp.	5.500%	7/18/16	52,775	61,548	0.5%
1 Federal Home Loan
Mortgage Corp.	3.750%	3/27/19	27,350	28,941	0.3%
1 Federal Home Loan
Mortgage Corp.	4.875%–5.125%	2/16/17–6/13/18	32,400	37,079	0.3%
1 Federal National
Mortgage Assn.	5.000%	2/13/17	45,700	52,220	0.4%
1 Federal National
Mortgage Assn.	4.875%	12/15/16	23,945	27,222	0.2%
1 Federal National
Mortgage Assn.	5.250%	9/15/16	20,925	24,171	0.2%
1 Federal National
Mortgage Assn.	0.000%–5.375%	5/11/17–10/9/19	45,625	45,688	0.4%
Agency Bonds and Notes—Other †				149,170	1.3%
				452,576	3.8%
Total U.S. Government and Agency Obligations (Cost $6,352,903)				6,644,577	55.2%
[2]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,878) †				8,292	0.1%
Corporate Bonds
Finance
Banking
Bank of America Corp.	5.650%	5/1/18	27,650	29,052	0.2%
Bank of America Corp.	5.000%–7.625%	8/1/16–5/13/21	70,500	74,920	0.6%
Bank of America NA	5.300%–6.100%	3/15/17–6/15/17	15,550	16,000	0.1%
Bear Stearns Cos. LLC	5.550%–7.250%	1/22/17–2/1/18	29,775	33,409	0.3%
JPMorgan Chase & Co.	3.150%–6.300%	7/5/16–5/10/21	77,150	81,272	0.7%
JPMorgan Chase Bank NA	6.000%	10/1/17	6,525	7,261	0.1%
Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	35,218	0.3%
Merrill Lynch & Co. Inc.	5.700%–6.500%	5/2/17–7/15/18	20,950	22,249	0.2%
Morgan Stanley	5.450%–7.300%	10/18/16–1/25/21	117,450	124,694	1.0%
2 Banking—Other †				637,491	5.3%
Brokerage †				43,110	0.4%
Finance Companies
3 GE Capital Trust I	6.375%	11/15/67	425	435	0.0%
General Electric
Capital Corp.	5.625%	5/1/18	37,875	41,469	0.4%
3 General Electric
Capital Corp.	4.375%–6.375%	2/15/17–11/15/67	61,375	64,525	0.5%
2 Finance Companies—Other †				37,620	0.3%
Insurance †				252,856	2.1%
Other Finance †				4,436	0.0%
Real Estate Investment Trusts †				126,373	1.1%
				1,632,390	13.6%

51

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
2	Basic Industry †				276,426	2.3%
	Capital Goods
	General Electric Co.	5.250%	12/6/17	20,225	22,427	0.2%
	Capital Goods—Other †				234,002	1.9%
2	Communication †				374,477	3.1%
	Consumer Cyclical †				239,056	2.0%
	Consumer Noncyclical
	Altria Group Inc.	9.700%	11/10/18	20,300	26,690	0.2%
	Pfizer Inc.	6.200%	3/15/19	20,600	24,110	0.2%
2	Consumer Noncyclical—Other †				564,972	4.7%
	Energy †				300,871	2.5%
	Other Industrial †				3,027	0.0%
	Technology
	International Business
	Machines Corp.	5.700%	9/14/17	25,725	29,873	0.2%
2	Technology—Other †				166,927	1.4%
2	Transportation †				102,060	0.9%
					2,364,918	19.6%
Utilities
2	Electric †				296,233	2.5%
2	Natural Gas †				195,237	1.6%
	Other Utility †				3,946	0.0%
					495,416	4.1%
Total Corporate Bonds (Cost $4,143,972)					4,492,724	37.3%
Sovereign Bonds (U.S. Dollar-Denominated)
	Brazilian Government
	International Bond	6.000%	1/17/17	28,575	33,347	0.3%
4	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	22,200	24,420	0.2%
	Mexico Government
	International Bond	5.625%	1/15/17	24,200	27,368	0.2%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				659,079	5.5%
Total Sovereign Bonds (Cost $693,024)					744,214	6.2%
Taxable Municipal Bonds (Cost $38,782) †					40,774	0.3%

				Shares
Temporary Cash Investment
Money Market Fund
5,6	Vanguard Market Liquidity
	Fund (Cost $42,691)	0.140%		42,691,140	42,691	0.3%
^Total Investments (Cost $11,279,250)					11,973,272	99.4%
Other Assets and Liabilities
Other Assets					319,517	2.7%
Liabilities[6]					(248,996)	(2.1%)
					70,521	0.6%
Net Assets					12,043,793	100.0%

52

Intermediate-Term Bond Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	11,249,646
Undistributed Net Investment Income	6,665
Accumulated Net Realized Gains	93,460
Unrealized Appreciation (Depreciation)	694,022
Net Assets	12,043,793

Investor Shares—Net Assets
Applicable to 177,034,722 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,008,511
Net Asset Value Per Share—Investor Shares	$11.35

Admiral Shares—Net Assets
Applicable to 411,270,737 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,665,993
Net Asset Value Per Share—Admiral Shares	$11.35

Signal Shares—Net Assets
Applicable to 218,950,183 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,484,089
Net Asset Value Per Share—Signal Shares	$11.35

Institutional Shares—Net Assets
Applicable to 65,259,274 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	740,387
Net Asset Value Per Share—Institutional Shares	$11.35

ETF Shares—Net Assets
Applicable to 25,600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,144,813
Net Asset Value Per Share—ETF Shares	$83.78

See Note A in Notes to Financial Statements.
^ The total value of securities on loan is $3,338,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $85,095,000, representing 0.7% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $3,432,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Interest[1]	236,303
Security Lending	8
Total Income	236,311
Expenses
The Vanguard Group—Note B
Investment Advisory Services	419
Management and Administrative—Investor Shares	1,757
Management and Administrative—Admiral Shares	1,868
Management and Administrative—Signal Shares	844
Management and Administrative—Institutional Shares	101
Management and Administrative—ETF Shares	627
Marketing and Distribution—Investor Shares	423
Marketing and Distribution—Admiral Shares	421
Marketing and Distribution—Signal Shares	382
Marketing and Distribution—Institutional Shares	109
Marketing and Distribution—ETF Shares	321
Custodian Fees	20
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Signal Shares	6
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	39
Trustees’ Fees and Expenses	6
Total Expenses	7,388
Net Investment Income	228,923
Realized Net Gain (Loss) on Investment Securities Sold	105,847
Change in Unrealized Appreciation (Depreciation) of Investment Securities	67,245
Net Increase (Decrease) in Net Assets Resulting from Operations	402,015
1 Interest income from an affiliated company of the fund was $41,000.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	228,923	464,081
Realized Net Gain (Loss)	105,847	186,892
Change in Unrealized Appreciation (Depreciation)	67,245	332,922
Net Increase (Decrease) in Net Assets Resulting from Operations	402,015	983,895
Distributions
Net Investment Income
Investor Shares	(39,949)	(147,036)
Admiral Shares	(89,752)	(127,762)
Signal Shares	(47,586)	(87,883)
Institutional Shares	(13,423)	(29,471)
ETF Shares	(31,548)	(71,929)
Realized Capital Gain[1]
Investor Shares	(7,311)	(12,061)
Admiral Shares	(16,145)	(23,457)
Signal Shares	(8,655)	(11,415)
Institutional Shares	(2,428)	(2,760)
ETF Shares	(6,903)	(9,936)
Total Distributions	(263,700)	(523,710)
Capital Share Transactions
Investor Shares	(391,355)	(1,327,513)
Admiral Shares	(8,477)	2,063,519
Signal Shares	198,488	252,608
Institutional Shares	149,807	27,623
ETF Shares	186,612	637,745
Net Increase (Decrease) from Capital Share Transactions	135,075	1,653,982
Total Increase (Decrease)	273,390	2,114,167
Net Assets
Beginning of Period	11,770,403	9,656,236
End of Period	12,043,793	11,770,403

1 Includes fiscal 2011and 2010 short-term gain distributions totaling $3,108,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.25	$10.36
Investment Operations
Net Investment Income	.215	.448	.474	.498	.507	.499
Net Realized and Unrealized Gain (Loss)
on Investments	.180	.547	.220	—	.250	(.110)
Total from Investment Operations	.395	.995	.694	.498	.757	.389
Distributions
Dividends from Net Investment Income	(.215)	(.448)	(.474)	(.498)	(.507)	(.499)
Distributions from Realized Capital Gains	(.040)	(.057)	—	—	—	—
Total Distributions	(.255)	(.505)	(.474)	(.498)	(.507)	(.499)
Net Asset Value, End of Period	$11.35	$11.21	$10.72	$10.50	$10.50	$10.25

Total Return[1]	3.57%	9.37%	6.79%	4.93%	7.61%	3.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,009	$2,378	$3,479	$3,318	$3,020	$2,929
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.85%	3.97%	4.50%	4.81%	4.74%	4.91%
Portfolio Turnover Rate[2]	68%	46%	72%	89%	72%	86%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.25	$10.36
Investment Operations
Net Investment Income	.221	.461	.485	.506	.515	.506
Net Realized and Unrealized Gain (Loss)
on Investments	.180	.547	.220	—	.250	(.110)
Total from Investment Operations	.401	1.008	.705	.506	.765	.396
Distributions
Dividends from Net Investment Income	(.221)	(.461)	(.485)	(.506)	(.515)	(.506)
Distributions from Realized Capital Gains	(.040)	(.057)	—	—	—	—
Total Distributions	(.261)	(.518)	(.485)	(.506)	(.515)	(.506)
Net Asset Value, End of Period	$11.35	$11.21	$10.72	$10.50	$10.50	$10.25

Total Return	3.62%	9.49%	6.89%	5.01%	7.70%	3.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,666	$4,623	$2,508	$2,458	$2,308	$3,118
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.96%	4.08%	4.60%	4.89%	4.82%	4.98%
Portfolio Turnover Rate[1]	68%	46%	72%	89%	72%	86%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares
	Six Months				June 4,
	Ended				2007[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.12
Investment Operations
Net Investment Income	.221	.461	.485	.506	.297
Net Realized and Unrealized Gain (Loss)
on Investments	.180	.547	.220	—	.380
Total from Investment Operations	.401	1.008	.705	.506	.677
Distributions
Dividends from Net Investment Income	(.221)	(.461)	(.485)	(.506)	(.297)
Distributions from Realized Capital Gains	(.040)	(.057)	—	—	—
Total Distributions	(.261)	(.518)	(.485)	(.506)	(.297)
Net Asset Value, End of Period	$11.35	$11.21	$10.72	$10.50	$10.50

Total Return	3.62%	9.49%	6.89%	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,484	$2,255	$1,918	$1,720	$1,443
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	3.96%	4.08%	4.60%	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	68%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months						Jan. 26,
	Ended					2006[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.21	$10.72	$10.50	$10.50	$10.25	$10.29
Investment Operations
Net Investment Income	.223	.465	.490	.510	.518	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.180	.547	.220	—	.250	(.040)
Total from Investment Operations	.403	1.012	.710	.510	.768	.433
Distributions
Dividends from Net Investment Income	(.223)	(.465)	(.490)	(.510)	(.518)	(.473)
Distributions from Realized Capital Gains	(.040)	(.057)	—	—	—	—
Total Distributions	(.263)	(.522)	(.490)	(.510)	(.518)	(.473)
Net Asset Value, End of Period	$11.35	$11.21	$10.72	$10.50	$10.50	$10.25

Total Return	3.64%	9.53%	6.95%	5.05%	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$740	$582	$522	$508	$271	$181
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	4.00%	4.12%	4.65%	4.93%	4.85%	5.01%[2]
Portfolio Turnover Rate[3]	68%	46%	72%	89%	72%	86%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				April 3,
	Ended				2007[1] to
		Year Ended December 31,
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$82.56	$78.85	$77.19	$76.96	$74.90
Investment Operations
Net Investment Income	1.620	3.326	3.474	3.537	2.389
Net Realized and Unrealized Gain (Loss)
on Investments	1.255	4.131	1.660	.230	2.060
Total from Investment Operations	2.875	7.457	5.134	3.767	4.449
Distributions
Dividends from Net Investment Income	(1.360)	(3.326)	(3.474)	(3.537)	(2.389)
Distributions from Realized Capital Gains	(.295)	(.421)	—	—	—
Total Distributions	(1.655)	(3.747)	(3.474)	(3.537)	(2.389)
Net Asset Value, End of Period	$83.78	$82.56	$78.85	$77.19	$76.96

Total Return	3.52%	9.55%	6.82%	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,145	$1,932	$1,230	$617	$169
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.96%	4.08%	4.60%	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	68%	46%	72%	89%	72%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective in August 2011, the fund is no longer permitted to lend its securities.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

61

Intermediate-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $1,881,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,644,577	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,292	—
Corporate Bonds	—	4,492,724	—
Sovereign Bonds	—	744,214	—
Taxable Municipal Bonds	—	40,774	—
Temporary Cash Investments	42,691	—	—
Total	42,691	11,930,581	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2011, the fund realized $4,394,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2011, the cost of investment securities for tax purposes was $11,279,250,000. Net unrealized appreciation of investment securities for tax purposes was $694,022,000, consisting of unrealized gains of $712,816,000 on securities that had risen in value since their purchase and $18,794,000 in unrealized losses on securities that had fallen in value since their purchase.

62

Intermediate-Term Bond Index Fund

E. During the six months ended June 30, 2011, the fund purchased $1,171,112,000 of investment securities and sold $911,240,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,012,107,000 and $3,176,236,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	325,974	29,001	1,550,630	138,036
Issued in Lieu of Cash Distributions	42,048	3,740	140,493	12,482
Redeemed	(759,377)	(67,773)	(3,018,636)	(263,051)
Net Increase (Decrease)—Investor Shares	(391,355)	(35,032)	(1,327,513)	(112,533)
Admiral Shares
Issued	485,951	43,238	2,830,131	246,233
Issued in Lieu of Cash Distributions	91,350	8,124	128,040	11,366
Redeemed	(585,778)	(52,319)	(894,652)	(79,420)
Net Increase (Decrease)—Admiral Shares	(8,477)	(957)	2,063,519	178,179
Signal Shares
Issued	751,327	66,921	760,453	67,537
Issued in Lieu of Cash Distributions	44,750	3,979	75,419	6,698
Redeemed	(597,589)	(53,062)	(583,264)	(52,041)
Net Increase (Decrease)—Signal Shares	198,488	17,838	252,608	22,194
Institutional Shares
Issued	231,974	20,647	389,116	35,259
Issued in Lieu of Cash Distributions	13,787	1,226	27,385	2,425
Redeemed	(95,954)	(8,500)	(388,878)	(34,465)
Net Increase (Decrease)—Institutional Shares	149,807	13,373	27,623	3,219
ETF Shares
Issued	260,596	3,100	838,464	10,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(73,984)	(900)	(200,719)	(2,400)
Net Increase (Decrease)—ETF Shares	186,612	2,200	637,745	7,800

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

63

Long-Term Bond Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VBLTX	VBLLX	BLV
Expense Ratio[1]	0.22%	0.07%	0.11%
30-Day SEC Yield	4.79%	4.94%	4.90%

Financial Attributes

		Barclays
		Long
		Gov/
		Credit	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,152	1,487	7,979
Yield to Maturity
(before expenses)	5.0%	5.1%	2.8%
Average Coupon	5.9%	5.9%	4.2%
Average Duration	13.2 years 13.2 years		5.2 years
Average Effective
Maturity	23.7 years 23.9 years		7.4 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	9.6
Foreign	5.5
Industrial	27.3
Treasury/Agency	43.6
Utilities	7.1
Other	6.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Spliced
	Long	Barclays
	Gov/Credit	Aggregate
	FA Index	FA Index
R-Squared	1.00	0.88
Beta	1.01	2.86

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.2%
3 - 5 Years	0.3
5 - 10 Years	0.7
10 - 20 Years	29.6
20 - 30 Years	67.6
Over 30 Years	1.6

Distribution by Credit Quality (% of portfolio)
U.S. Government	43.8%
Aaa	1.9
Aa	9.3
A	22.0
Baa	23.0

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

64

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011
				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	6.58%	1.59%	8.17%	7.28%
2002	6.59	7.76	14.35	14.81
2003	5.47	0.03	5.50	5.87
2004	5.62	2.78	8.40	8.56
2005	5.15	0.17	5.32	5.34
2006	5.29	-2.62	2.67	2.71
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16
2011	2.47	0.50	2.97	3.28

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through
December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.
Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	2.75%	7.67%	5.57%	1.56%	7.13%
Institutional Shares	2/2/2006	2.90	7.80	5.55[1]	0.85[1]	6.40[1]
ETF Shares	4/3/2007
Market Price		2.46	—			7.02[1]
Net Asset Value		2.88	—			6.98[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

65

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	4.375%	11/15/39	146,760	146,805	3.6%
United States Treasury Note/Bond	4.250%	11/15/40	144,190	140,923	3.4%
United States Treasury Note/Bond	4.500%	8/15/39	125,951	128,765	3.1%
United States Treasury Note/Bond	4.250%	5/15/39	114,828	112,621	2.7%
United States Treasury Note/Bond	6.250%	8/15/23	76,215	96,615	2.3%
United States Treasury Note/Bond	7.125%	2/15/23	66,840	90,464	2.2%
United States Treasury Note/Bond	4.625%	2/15/40	78,876	82,228	2.0%
United States Treasury Note/Bond	4.750%	2/15/41	76,060	80,826	2.0%
United States Treasury Note/Bond	4.375%	5/15/40	78,423	78,362	1.9%
United States Treasury Note/Bond	3.500%	2/15/39	74,873	64,285	1.6%
United States Treasury Note/Bond	6.125%	8/15/29	48,665	61,820	1.5%
United States Treasury Note/Bond	6.875%	8/15/25	45,985	61,785	1.5%
United States Treasury Note/Bond	8.000%	11/15/21	43,230	61,502	1.5%
United States Treasury Note/Bond	5.500%	8/15/28	51,380	60,965	1.5%
United States Treasury Note/Bond	5.250%	11/15/28	50,410	58,161	1.4%
United States Treasury Note/Bond	4.500%	5/15/38	54,735	56,163	1.4%
United States Treasury Note/Bond	3.875%	8/15/40	54,870	50,241	1.2%
United States Treasury Note/Bond	4.375%	2/15/38	45,723	46,001	1.1%
United States Treasury Note/Bond	6.750%	8/15/26	24,080	32,124	0.8%
United States Treasury Note/Bond	7.500%	11/15/24	22,090	31,092	0.7%
United States Treasury Note/Bond	5.000%	5/15/37	25,665	28,492	0.7%
United States Treasury Note/Bond	6.250%	5/15/30	14,530	18,741	0.4%
United States Treasury Note/Bond	5.375%	2/15/31	13,495	15,808	0.4%
United States Treasury Note/Bond	6.000%	2/15/26	9,425	11,724	0.3%
United States Treasury Note/Bond	4.750%	2/15/37	10,675	11,417	0.3%
United States Treasury Note/Bond	6.375%	8/15/27	8,270	10,708	0.3%
United States Treasury
Note/Bond	1.000%–8.125%	9/30/11–2/15/36	12,147	15,254	0.4%
				1,653,892	40.2%

66

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1 Federal Home Loan
Mortgage Corp.	6.750%	3/15/31	12,775	16,376	0.4%
1 Federal Home Loan
Mortgage Corp.	6.750%	9/15/29	7,700	9,842	0.2%
1 Federal National
Mortgage Assn.	7.125%	1/15/30	9,075	12,055	0.3%
1 Federal National
Mortgage Assn.	6.250%	5/15/29	9,150	11,133	0.3%
1 Federal National
Mortgage Assn.	7.250%	5/15/30	6,635	8,943	0.2%
1 Federal National
Mortgage Assn.	5.625%–6.625%	11/15/30–8/6/38	11,625	13,637	0.3%
Agency Bonds and Notes—Other †				56,913	1.4%
				128,899	3.1%
Total U.S. Government and Agency Obligations (Cost $1,763,491)				1,782,791	43.3%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,500) †				2,981	0.1%
Corporate Bonds
Finance
Banking
Citigroup Inc.	6.875%	3/5/38	8,325	9,203	0.3%
Goldman Sachs Group Inc.	6.750%	10/1/37	13,100	13,065	0.3%
2 Banking—Other †				189,965	4.6%
Brokerage †				3,139	0.1%
Finance Companies
General Electric
Capital Corp.	6.750%	3/15/32	18,375	20,294	0.5%
General Electric
Capital Corp.	5.875%	1/14/38	12,425	12,432	0.3%
General Electric
Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	12,350	13,340	0.3%
Finance Companies—Other †				1,641	0.1%
Insurance
3 American International
Group Inc.	8.175%	5/15/58	9,000	9,810	0.2%
Insurance—Other †				106,786	2.6%
Real Estate Investment Trusts †				6,447	0.1%
				386,122	9.4%
Industrial
2 Basic Industry †				90,218	2.2%
2 Capital Goods †				80,067	1.9%
Communication
Ameritech Capital
Funding Corp.	6.550%	1/15/28	1,000	1,055	0.0%
AT&T Corp.	8.000%	11/15/31	3,005	3,976	0.1%
AT&T Inc.	6.300%	1/15/38	11,950	12,602	0.3%
AT&T Inc.	5.350%–6.550%	6/15/34–9/1/40	25,930	26,773	0.7%
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,925	0.1%
Bellsouth Capital
Funding Corp.	7.875%	2/15/30	4,250	5,179	0.1%
BellSouth Corp.	6.000%–6.875% 10/15/31–11/15/34		4,230	4,511	0.1%
BellSouth
Telecommunications Inc.	6.375%	6/1/28	3,140	3,365	0.1%
British
Telecommunications plc	9.875%	12/15/30	6,200	8,559	0.2%

67

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Deutsche Telekom
International Finance BV	8.750%	6/15/30	8,825	11,585	0.3%
New Cingular Wireless
Services Inc.	8.750%	3/1/31	2,075	2,936	0.1%
Pacific Bell Telephone Co.	7.125%	3/15/26	550	650	0.0%
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	9,486	0.2%
2 Communication—Other †				191,148	4.6%
Consumer Cyclical †				140,179	3.4%
Consumer Noncyclical
Kraft Foods Inc.	6.500%	2/9/40	8,750	9,625	0.2%
Consumer Noncyclical—Other †				211,652	5.2%
Energy
Tosco Corp.	8.125%	2/15/30	7,500	9,753	0.2%
2 Energy—Other †				168,285	4.1%
Other Industrial †				2,944	0.1%
2 Technology †				53,226	1.3%
Transportation †				54,613	1.3%
				1,105,312	26.8%
Utilities
Electric
Midamerican Energy Holdings Co.	6.125%	4/1/36	8,125	8,691	0.2%
Pacific Gas & Electric Co.	6.050%	3/1/34	10,275	10,835	0.3%
2 Electric—Other †				197,316	4.8%
2 Natural Gas †				74,123	1.8%
Other Utility †				668	0.0%
				291,633	7.1%
Total Corporate Bonds (Cost $1,697,962)				1,783,067	43.3%
Sovereign Bonds (U.S. Dollar-Denominated)
Brazilian Government
International Bond	10.125%	5/15/27	6,700	10,462	0.2%
Brazilian Government
International Bond	8.750%	2/4/25	6,700	9,460	0.2%
Brazilian Government
International Bond	8.250%	1/20/34	6,675	9,145	0.2%
Brazilian Government
International Bond	5.625%–11.000%	4/15/24–1/7/41	23,025	27,902	0.7%
Mexico Government
International Bond	6.750%	9/27/34	12,800	14,807	0.4%
Mexico Government
International Bond	6.050%	1/11/40	13,775	14,615	0.4%
Mexico Government
International Bond	5.750%–8.300%	8/15/31–
		10/12/2110	4,475	5,064	0.1%
Pemex Project Funding
Master Trust	6.625%	6/15/35–6/15/38	7,625	7,915	0.2%
Petrobras International
Finance Co.–Pifco	6.750%–6.875%	1/20/40–1/27/41	6,525	6,946	0.2%
2 Petroleos Mexicanos	6.500%	6/2/41	2,700	2,750	0.1%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				111,542	2.7%
Total Sovereign Bonds (Cost $209,684)				220,608	5.4%
Taxable Municipal Bonds
Illinois GO	5.100%	6/1/33	18,125	15,447	0.4%
Taxable Municipal Bonds—Other †				256,116	6.2%
Total Taxable Municipal Bonds (Cost $261,795)				271,563	6.6%

68

Long-Term Bond Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
4 Vanguard Market Liquidity
Fund (Cost $26,088)	0.140%	26,087,785	26,088	0.6%
Total Investments (Cost $3,961,520)			4,087,098	99.3%
Other Assets and Liabilities
Other Assets			73,041	1.8%
Liabilities			(45,735)	(1.1%)
			27,306	0.7%
Net Assets			4,114,404	100.0%

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	3,994,168
Undistributed Net Investment Income	1,529
Accumulated Net Realized Losses	(6,871)
Unrealized Appreciation (Depreciation)	125,578
Net Assets	4,114,404

Investor Shares—Net Assets
Applicable to 180,553,460 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,185,145
Net Asset Value Per Share—Investor Shares	$12.10

Institutional Shares—Net Assets
Applicable to 128,402,883 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,554,021
Net Asset Value Per Share—Institutional Shares	$12.10

ETF Shares—Net Assets
Applicable to 4,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	375,238
Net Asset Value Per Share—ETF Shares	$79.84

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $28,382,000, representing 0.7% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.

69

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Interest[1]	100,629
Total Income	100,629
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative—Investor Shares	1,958
Management and Administrative—Institutional Shares	238
Management and Administrative—ETF Shares	111
Marketing and Distribution—Investor Shares	327
Marketing and Distribution—Institutional Shares	201
Marketing and Distribution—ETF Shares	55
Custodian Fees	9
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	8
Trustees’ Fees and Expenses	2
Total Expenses	3,069
Net Investment Income	97,560
Realized Net Gain (Loss) on Investment Securities Sold	(590)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	23,756
Net Increase (Decrease) in Net Assets Resulting from Operations	120,726
1 Interest income from an affiliated company of the fund was $22,000.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,560	168,688
Realized Net Gain (Loss)	(590)	48,861
Change in Unrealized Appreciation (Depreciation)	23,756	86,095
Net Increase (Decrease) in Net Assets Resulting from Operations	120,726	303,644
Distributions
Net Investment Income
Investor Shares	(53,552)	(109,674)
Institutional Shares	(35,461)	(41,079)
ETF Shares	(7,018)	(17,935)
Realized Capital Gain[1]
Investor Shares	—	(19,191)
Institutional Shares	—	(10,102)
ETF Shares	—	(2,772)
Total Distributions	(96,031)	(200,753)
Capital Share Transactions
Investor Shares	(75,675)	121,368
Institutional Shares	314,512	711,646
ETF Shares	47,967	(2,778)
Net Increase (Decrease) from Capital Share Transactions	286,804	830,236
Total Increase (Decrease)	311,499	933,127
Net Assets
Beginning of Period	3,802,905	2,869,778
End of Period	4,114,404	3,802,905

1 Includes fiscal 2010 short-term gain distributions totaling $7,783,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.04	$11.56	$11.98	$11.65	$11.53	$11.84
Investment Operations
Net Investment Income	.293	.595	.608	.618	.613	.603
Net Realized and Unrealized Gain (Loss)
on Investments	.060	.583	(.420)	.330	.120	(.310)
Total from Investment Operations	.353	1.178	.188	.948	.733	.293
Distributions
Dividends from Net Investment Income	(.293)	(.595)	(.608)	(.618)	(.613)	(.603)
Distributions from Realized Capital Gains	—	(.103)	—	—	—	—
Total Distributions	(.293)	(.698)	(.608)	(.618)	(.613)	(.603)
Net Asset Value, End of Period	$12.10	$12.04	$11.56	$11.98	$11.65	$11.53

Total Return[1]	2.97%	10.27%	1.76%	8.64%	6.59%	2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,185	$2,250	$2,049	$2,518	$2,277	$1,898
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.92%	4.87%	5.33%	5.49%	5.34%	5.30%
Portfolio Turnover Rate[2]	48%	54%	69%	67%	62%	55%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months						Feb. 2,
	Ended					2006[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.04	$11.56	$11.98	$11.65	$11.53	$11.66
Investment Operations
Net Investment Income	.302	.613	.625	.632	.626	.559
Net Realized and Unrealized Gain (Loss)
on Investments	.060	.583	(.420)	.330	.120	(.130)
Total from Investment Operations	.362	1.196	.205	.962	.746	.429
Distributions
Dividends from Net Investment Income	(.302)	(.613)	(.625)	(.632)	(.626)	(.559)
Distributions from Realized Capital Gains	—	(.103)	—	—	—	—
Total Distributions	(.302)	(.716)	(.625)	(.632)	(.626)	(.559)
Net Asset Value, End of Period	$12.10	$12.04	$11.56	$11.98	$11.65	$11.53

Total Return	3.05%	10.44%	1.91%	8.77%	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,554	$1,229	$509	$388	$415	$309
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	5.07%	5.02%	5.48%	5.61%	5.45%	5.40%[2]
Portfolio Turnover Rate[3]	48%	54%	69%	67%	62%	55%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Long-Term Bond Index Fund

Financial Highlights

ETF Shares
	Six Months				April 3,
	Ended				2007[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$79.07	$75.91	$78.66	$76.38	$74.90
Investment Operations
Net Investment Income	1.949	3.954	4.005	4.004	2.740
Net Realized and Unrealized Gain (Loss)
on Investments	.445	3.836	(2.750)	2.280	1.480
Total from Investment Operations	2.394	7.790	1.255	6.284	4.220
Distributions
Dividends from Net Investment Income	(1.624)	(3.954)	(4.005)	(4.004)	(2.740)
Distributions from Realized Capital Gains	—	(.676)	—	—	—
Total Distributions	(1.624)	(4.630)	(4.005)	(4.004)	(2.740)
Net Asset Value, End of Period	$79.84	$79.07	$75.91	$78.66	$76.38

Total Return	3.07%	10.36%	1.79%	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$375	$324	$311	$149	$84
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	5.03%	4.98%	5.43%	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	48%	54%	69%	67%	62%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

74

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $655,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

75

Long-Term Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,782,791	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,981	—
Corporate Bonds	—	1,783,067	—
Sovereign Bonds	—	220,608	—
Taxable Municipal Bonds	—	271,563	—
Temporary Cash Investments	26,088	—	—
Total	26,088	4,061,010	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2011, the fund realized $795,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At June 30, 2011, the cost of investment securities for tax purposes was $3,961,520,000. Net unrealized appreciation of investment securities for tax purposes was $125,578,000, consisting of unrealized gains of $166,344,000 on securities that had risen in value since their purchase and $40,766,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $329,368,000 of investment securities and sold $173,043,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $902,025,000 and $761,477,000, respectively.

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Long-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	240,732	20,061	854,441	70,009
Issued in Lieu of Cash Distributions	45,683	3,801	110,575	9,066
Redeemed	(362,090)	(30,191)	(843,648)	(69,507)
Net Increase (Decrease)—Investor Shares	(75,675)	(6,329)	121,368	9,568
Institutional Shares
Issued	353,145	29,477	823,123	66,619
Issued in Lieu of Cash Distributions	32,374	2,691	44,502	3,644
Redeemed	(71,007)	(5,878)	(155,979)	(12,231)
Net Increase (Decrease)—Institutional Shares	314,512	26,290	711,646	58,032
ETF Shares
Issued	56,131	700	136,803	1,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,164)	(100)	(139,581)	(1,700)
Net Increase (Decrease)—ETF Shares	47,967	600	(2,778)	—

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

77

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

78

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.86	$1.10
Admiral Shares	1,000.00	1,025.42	0.55
Signal Shares	1,000.00	1,025.42	0.55
Institutional Shares	1,000.00	1,025.62	0.35
Institutional Plus Shares	1,000.00	1,025.72	0.25
ETF Shares	1,000.00	1,025.27	0.55
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,016.12	$1.10
Admiral Shares	1,000.00	1,016.68	0.55
Signal Shares	1,000.00	1,016.68	0.55
ETF Shares	1,000.00	1,016.48	0.55
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,035.66	$1.11
Admiral Shares	1,000.00	1,036.23	0.56
Signal Shares	1,000.00	1,036.23	0.56
Institutional Shares	1,000.00	1,036.43	0.35
ETF Shares	1,000.00	1,035.24	0.56
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,029.74	$1.11
Institutional Shares	1,000.00	1,030.50	0.35
ETF Shares	1,000.00	1,030.66	0.55

79

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Signal Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
Institutional Plus Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.25	0.55
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Signal Shares	1,000.00	1,024.25	0.55
ETF Shares	1,000.00	1,024.25	0.55
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Signal Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

80

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

81

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

82

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

83

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q842 082011

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.0%)
U.S. Government Securities (35.6%)
United States Treasury Note/Bond	1.375%	3/15/12	6,680	6,736
United States Treasury Note/Bond	4.500%	3/31/12	950	981
United States Treasury Note/Bond	0.625%	6/30/12	17,200	17,267
United States Treasury Note/Bond	1.500%	7/15/12	56,060	56,787
United States Treasury Note/Bond	4.625%	7/31/12	162,595	170,268
United States Treasury Note/Bond	1.750%	8/15/12	972,135	988,389
United States Treasury Note/Bond	4.375%	8/15/12	146,975	153,749
United States Treasury Note/Bond	0.375%	8/31/12	6,300	6,308
United States Treasury Note/Bond	4.125%	8/31/12	6,641	6,939
United States Treasury Note/Bond	1.375%	9/15/12	151,967	153,938
United States Treasury Note/Bond	0.375%	9/30/12	42,400	42,446
United States Treasury Note/Bond	4.250%	9/30/12	25,190	26,430
United States Treasury Note/Bond	1.375%	10/15/12	753,200	763,436
United States Treasury Note/Bond	0.375%	10/31/12	586,091	586,548
United States Treasury Note/Bond	3.875%	10/31/12	47,780	50,027
United States Treasury Note/Bond	1.375%	11/15/12	136,620	138,563
United States Treasury Note/Bond	4.000%	11/15/12	11,480	12,056
United States Treasury Note/Bond	0.500%	11/30/12	8,445	8,465
United States Treasury Note/Bond	3.375%	11/30/12	2,380	2,482
United States Treasury Note/Bond	1.125%	12/15/12	511,075	516,743
United States Treasury Note/Bond	0.625%	12/31/12	72,465	72,748
United States Treasury Note/Bond	3.625%	12/31/12	4,810	5,044
United States Treasury Note/Bond	1.375%	1/15/13	797,325	809,412
United States Treasury Note/Bond	0.625%	1/31/13	390,210	391,736
United States Treasury Note/Bond	1.375%	2/15/13	140,750	142,971
United States Treasury Note/Bond	3.875%	2/15/13	72,655	76,730
United States Treasury Note/Bond	0.625%	2/28/13	72,555	72,827
United States Treasury Note/Bond	2.750%	2/28/13	41,755	43,380
United States Treasury Note/Bond	1.375%	3/15/13	199,515	202,757
United States Treasury Note/Bond	0.750%	3/31/13	60,945	61,288
United States Treasury Note/Bond	1.750%	4/15/13	72,905	74,602
United States Treasury Note/Bond	0.625%	4/30/13	1,326,825	1,331,177
United States Treasury Note/Bond	3.625%	5/15/13	12,056	12,770
United States Treasury Note/Bond	0.500%	5/31/13	178,675	178,814
United States Treasury Note/Bond	3.500%	5/31/13	4,070	4,305
United States Treasury Note/Bond	0.375%	6/30/13	20,300	20,262
United States Treasury Note/Bond	3.375%	6/30/13	40,360	42,700
United States Treasury Note/Bond	1.000%	7/15/13	21,350	21,574
United States Treasury Note/Bond	3.375%	7/31/13	15,255	16,173
United States Treasury Note/Bond	0.750%	8/15/13	605	608
United States Treasury Note/Bond	4.250%	8/15/13	15,055	16,243
United States Treasury Note/Bond	3.125%	8/31/13	39,105	41,298
United States Treasury Note/Bond	0.750%	9/15/13	19,200	19,287
United States Treasury Note/Bond	3.125%	9/30/13	383,305	405,406
United States Treasury Note/Bond	0.500%	10/15/13	2,825	2,820
United States Treasury Note/Bond	2.750%	10/31/13	542,353	569,383
United States Treasury Note/Bond	0.500%	11/15/13	300	299
United States Treasury Note/Bond	4.250%	11/15/13	29,040	31,522
United States Treasury Note/Bond	2.000%	11/30/13	18,510	19,123
United States Treasury Note/Bond	0.750%	12/15/13	25,425	25,505
United States Treasury Note/Bond	1.500%	12/31/13	245,865	251,050
United States Treasury Note/Bond	1.750%	1/31/14	226,725	232,890
United States Treasury Note/Bond	4.000%	2/15/14	88,015	95,565
United States Treasury Note/Bond	1.875%	2/28/14	711,580	733,482
United States Treasury Note/Bond	1.250%	3/15/14	23,165	23,494
United States Treasury Note/Bond	1.750%	3/31/14	457,675	470,188
United States Treasury Note/Bond	1.875%	4/30/14	191,950	197,889
United States Treasury Note/Bond	1.000%	5/15/14	753,845	758,677
United States Treasury Note/Bond	4.750%	5/15/14	58,928	65,585
United States Treasury Note/Bond	2.250%	5/31/14	179,815	187,373
United States Treasury Note/Bond	0.750%	6/15/14	100	100

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.625%	6/30/14	338,590	356,630
United States Treasury Note/Bond	2.625%	7/31/14	196,735	207,341
United States Treasury Note/Bond	4.250%	8/15/14	32,000	35,355
United States Treasury Note/Bond	2.375%	8/31/14	162,530	169,997
United States Treasury Note/Bond	2.375%	9/30/14	200,085	209,307
United States Treasury Note/Bond	2.375%	10/31/14	282,985	295,852
United States Treasury Note/Bond	2.125%	11/30/14	434,659	450,620
United States Treasury Note/Bond	2.625%	12/31/14	35,495	37,397
United States Treasury Note/Bond	2.250%	1/31/15	109,005	113,365
United States Treasury Note/Bond	4.000%	2/15/15	61,812	68,100
United States Treasury Note/Bond	11.250%	2/15/15	49,325	67,028
United States Treasury Note/Bond	2.375%	2/28/15	317,857	331,963
United States Treasury Note/Bond	2.500%	3/31/15	137,550	144,234
United States Treasury Note/Bond	2.500%	4/30/15	186,955	196,011
United States Treasury Note/Bond	4.125%	5/15/15	220,855	244,908
United States Treasury Note/Bond	2.125%	5/31/15	114,610	118,424
United States Treasury Note/Bond	1.875%	6/30/15	17,640	18,045
United States Treasury Note/Bond	1.750%	7/31/15	277,368	281,920
United States Treasury Note/Bond	10.625%	8/15/15	5,935	8,149
United States Treasury Note/Bond	1.250%	8/31/15	161,680	160,872
United States Treasury Note/Bond	1.250%	9/30/15	238,600	236,961
United States Treasury Note/Bond	1.250%	10/31/15	6,950	6,888
United States Treasury Note/Bond	4.500%	11/15/15	18,100	20,422
United States Treasury Note/Bond	9.875%	11/15/15	262,900	356,887
United States Treasury Note/Bond	1.375%	11/30/15	252,290	250,910
United States Treasury Note/Bond	2.125%	12/31/15	248,055	254,490
United States Treasury Note/Bond	2.000%	1/31/16	63,600	64,792
United States Treasury Note/Bond	4.500%	2/15/16	135,655	153,332
United States Treasury Note/Bond	9.250%	2/15/16	2,210	2,970
United States Treasury Note/Bond	2.125%	2/29/16	90,625	92,735
United States Treasury Note/Bond	2.625%	2/29/16	152,950	159,977
United States Treasury Note/Bond	2.375%	3/31/16	50,025	51,721
United States Treasury Note/Bond	2.000%	4/30/16	78,075	79,209
United States Treasury Note/Bond	2.625%	4/30/16	245,360	256,249
United States Treasury Note/Bond	5.125%	5/15/16	297,030	345,018
United States Treasury Note/Bond	7.250%	5/15/16	48,085	60,685
United States Treasury Note/Bond	1.750%	5/31/16	8,635	8,643
United States Treasury Note/Bond	1.500%	6/30/16	381,300	376,416
United States Treasury Note/Bond	3.250%	6/30/16	271,865	291,447
United States Treasury Note/Bond	4.875%	8/15/16	105,680	121,747
United States Treasury Note/Bond	3.000%	8/31/16	310,075	328,146
United States Treasury Note/Bond	3.000%	9/30/16	468,850	495,518
United States Treasury Note/Bond	3.125%	10/31/16	213,860	227,160
United States Treasury Note/Bond	4.625%	11/15/16	17,296	19,728
United States Treasury Note/Bond	7.500%	11/15/16	84,277	108,678
United States Treasury Note/Bond	2.750%	11/30/16	97,732	101,825
United States Treasury Note/Bond	3.250%	12/31/16	65,675	70,006
United States Treasury Note/Bond	3.125%	1/31/17	300,145	318,013
United States Treasury Note/Bond	4.625%	2/15/17	3,065	3,495
United States Treasury Note/Bond	3.000%	2/28/17	40,275	42,358
United States Treasury Note/Bond	3.250%	3/31/17	8,570	9,124
United States Treasury Note/Bond	3.125%	4/30/17	11,200	11,835
United States Treasury Note/Bond	4.500%	5/15/17	101,245	114,818
United States Treasury Note/Bond	8.750%	5/15/17	250,815	344,126
United States Treasury Note/Bond	2.750%	5/31/17	323,780	334,860
United States Treasury Note/Bond	2.500%	6/30/17	462,350	470,945
United States Treasury Note/Bond	4.750%	8/15/17	420,505	483,253
United States Treasury Note/Bond	8.875%	8/15/17	43,390	60,251
United States Treasury Note/Bond	1.875%	9/30/17	3,575	3,492
United States Treasury Note/Bond	1.875%	10/31/17	259,827	253,290
United States Treasury Note/Bond	4.250%	11/15/17	136,330	152,690
United States Treasury Note/Bond	2.750%	12/31/17	275	282
United States Treasury Note/Bond	2.625%	1/31/18	450	458
United States Treasury Note/Bond	3.500%	2/15/18	47,425	50,849

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.750%	2/28/18	355,600	363,825
	United States Treasury Note/Bond	2.875%	3/31/18	34,300	35,302
	United States Treasury Note/Bond	2.625%	4/30/18	43,100	43,612
	United States Treasury Note/Bond	3.875%	5/15/18	376,346	411,982
	United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,283
	United States Treasury Note/Bond	2.375%	5/31/18	79,575	79,078
	United States Treasury Note/Bond	4.000%	8/15/18	235,550	259,399
	United States Treasury Note/Bond	3.750%	11/15/18	174,090	188,452
	United States Treasury Note/Bond	9.000%	11/15/18	25	36
	United States Treasury Note/Bond	2.750%	2/15/19	18,320	18,486
	United States Treasury Note/Bond	8.875%	2/15/19	123,475	177,842
	United States Treasury Note/Bond	3.125%	5/15/19	136,060	140,376
	United States Treasury Note/Bond	3.625%	8/15/19	101,791	108,376
	United States Treasury Note/Bond	8.125%	8/15/19	117,735	164,663
	United States Treasury Note/Bond	3.375%	11/15/19	471,533	491,205
	United States Treasury Note/Bond	3.625%	2/15/20	337,909	357,180
	United States Treasury Note/Bond	3.500%	5/15/20	434,678	453,426
	United States Treasury Note/Bond	2.625%	8/15/20	229,601	222,031
	United States Treasury Note/Bond	8.750%	8/15/20	244,040	357,367
	United States Treasury Note/Bond	2.625%	11/15/20	117,964	113,521
	United States Treasury Note/Bond	3.625%	2/15/21	298,705	311,167
	United States Treasury Note/Bond	7.875%	2/15/21	208,392	292,074
	United States Treasury Note/Bond	3.125%	5/15/21	431,980	430,360
	United States Treasury Note/Bond	8.125%	5/15/21	12,080	17,235
	United States Treasury Note/Bond	8.125%	8/15/21	136,690	195,467
	United States Treasury Note/Bond	8.000%	11/15/21	59,855	85,153
	United States Treasury Note/Bond	7.250%	8/15/22	2,940	4,003
	United States Treasury Note/Bond	7.625%	11/15/22	7,450	10,433
	United States Treasury Note/Bond	7.125%	2/15/23	161,760	218,932
	United States Treasury Note/Bond	6.250%	8/15/23	703,410	891,685
	United States Treasury Note/Bond	7.625%	2/15/25	712	1,014
	United States Treasury Note/Bond	6.875%	8/15/25	66,525	89,382
	United States Treasury Note/Bond	6.000%	2/15/26	31,935	39,724
	United States Treasury Note/Bond	6.750%	8/15/26	5,435	7,251
	United States Treasury Note/Bond	6.500%	11/15/26	6,169	8,055
	United States Treasury Note/Bond	6.625%	2/15/27	41,065	54,315
	United States Treasury Note/Bond	6.375%	8/15/27	46,885	60,709
	United States Treasury Note/Bond	6.125%	11/15/27	9,620	12,162
	United States Treasury Note/Bond	5.500%	8/15/28	59,290	70,351
	United States Treasury Note/Bond	5.250%	11/15/28	7,950	9,172
	United States Treasury Note/Bond	5.250%	2/15/29	90,710	104,642
	United States Treasury Note/Bond	6.125%	8/15/29	163,735	207,994
	United States Treasury Note/Bond	6.250%	5/15/30	60,343	77,833
	United States Treasury Note/Bond	5.375%	2/15/31	12,265	14,367
	United States Treasury Note/Bond	4.500%	2/15/36	9,735	10,056
	United States Treasury Note/Bond	4.750%	2/15/37	402,960	430,978
	United States Treasury Note/Bond	5.000%	5/15/37	3,449	3,829
	United States Treasury Note/Bond	4.375%	2/15/38	57,474	57,824
	United States Treasury Note/Bond	4.500%	5/15/38	1,187	1,218
	United States Treasury Note/Bond	3.500%	2/15/39	46,363	39,806
	United States Treasury Note/Bond	4.250%	5/15/39	242,714	238,049
	United States Treasury Note/Bond	4.500%	8/15/39	477,314	487,977
	United States Treasury Note/Bond	4.375%	11/15/39	334,296	334,400
	United States Treasury Note/Bond	4.625%	2/15/40	388,401	404,908
	United States Treasury Note/Bond	4.375%	5/15/40	263,915	263,709
	United States Treasury Note/Bond	3.875%	8/15/40	67,563	61,863
	United States Treasury Note/Bond	4.250%	11/15/40	231,738	226,487
	United States Treasury Note/Bond	4.750%	2/15/41	302,765	321,736
					32,237,594
Agency Bonds and Notes (5.6%)
1	Ally Financial Inc.	2.200%	12/19/12	2,950	3,023
1	Citibank NA	1.750%	12/28/12	42,995	43,832
1	Citigroup Funding Inc.	2.125%	7/12/12	11,275	11,486
1	Citigroup Funding Inc.	1.875%	10/22/12	21,794	22,209

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Citigroup Funding Inc.	2.250%	12/10/12	4,775	4,897
	Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,477
2	Federal Agricultural Mortgage Corp.	1.250%	12/6/13	5,140	5,163
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,875
2	Federal Farm Credit Bank	4.500%	10/17/12	12,375	13,028
2	Federal Farm Credit Bank	1.875%	12/7/12	9,375	9,571
2	Federal Farm Credit Bank	1.750%	2/21/13	8,775	8,955
2	Federal Farm Credit Bank	1.375%	6/25/13	6,800	6,907
2	Federal Farm Credit Bank	3.875%	10/7/13	37,650	40,316
2	Federal Farm Credit Bank	1.125%	2/27/14	8,000	8,048
2	Federal Farm Credit Bank	2.625%	4/17/14	11,375	11,901
2	Federal Farm Credit Bank	3.000%	9/22/14	11,250	11,906
2	Federal Farm Credit Bank	1.625%	11/19/14	7,800	7,906
2	Federal Farm Credit Bank	1.500%	11/16/15	6,825	6,765
2	Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,839
2	Federal Farm Credit Bank	5.125%	8/25/16	9,075	10,423
2	Federal Farm Credit Bank	4.875%	1/17/17	8,030	9,110
2	Federal Farm Credit Bank	5.150%	11/15/19	15,675	17,892
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	4,117
2	Federal Home Loan Banks	0.875%	8/22/12	5,720	5,757
2	Federal Home Loan Banks	1.750%	8/22/12	26,885	27,328
2	Federal Home Loan Banks	1.625%	9/26/12	16,830	17,090
2	Federal Home Loan Banks	1.750%	12/14/12	19,360	19,721
2	Federal Home Loan Banks	1.500%	1/16/13	81,120	82,428
2	Federal Home Loan Banks	1.625%	3/20/13	6,500	6,626
2	Federal Home Loan Banks	1.000%	3/27/13	36,900	37,226
2	Federal Home Loan Banks	3.625%	5/29/13	150	159
2	Federal Home Loan Banks	3.875%	6/14/13	5,125	5,455
2	Federal Home Loan Banks	5.375%	6/14/13	12,150	13,267
2	Federal Home Loan Banks	1.875%	6/21/13	90,705	93,042
2	Federal Home Loan Banks	5.125%	8/14/13	4,560	4,993
2	Federal Home Loan Banks	4.000%	9/6/13	46,725	50,109
2	Federal Home Loan Banks	5.250%	9/13/13	9,200	10,117
2	Federal Home Loan Banks	4.500%	9/16/13	24,625	26,695
2	Federal Home Loan Banks	3.625%	10/18/13	65,100	69,447
2	Federal Home Loan Banks	4.875%	11/27/13	19,900	21,843
2	Federal Home Loan Banks	3.125%	12/13/13	32,925	34,812
2	Federal Home Loan Banks	0.875%	12/27/13	29,800	29,885
2	Federal Home Loan Banks	1.375%	5/28/14	22,000	22,246
2	Federal Home Loan Banks	2.500%	6/13/14	37,450	39,097
2	Federal Home Loan Banks	5.500%	8/13/14	88,275	100,394
2	Federal Home Loan Banks	4.500%	11/14/14	35,450	39,247
2	Federal Home Loan Banks	2.750%	12/12/14	18,950	19,930
2	Federal Home Loan Banks	3.125%	3/11/16	26,225	27,638
2	Federal Home Loan Banks	5.375%	5/18/16	34,700	40,278
2	Federal Home Loan Banks	5.125%	10/19/16	15,925	18,244
2	Federal Home Loan Banks	4.750%	12/16/16	21,510	24,377
2	Federal Home Loan Banks	4.875%	5/17/17	35,975	41,106
2	Federal Home Loan Banks	5.000%	11/17/17	7,100	8,165
2	Federal Home Loan Banks	5.375%	8/15/18	4,750	5,516
2	Federal Home Loan Banks	4.125%	3/13/20	10,515	11,126
2	Federal Home Loan Banks	5.250%	12/11/20	6,850	7,790
2	Federal Home Loan Banks	5.625%	6/11/21	1,125	1,312
2	Federal Home Loan Banks	5.375%	8/15/24	24,600	27,920
2	Federal Home Loan Banks	5.500%	7/15/36	9,900	10,865
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	19,975	20,978
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	41,325	43,759
2	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	21,525	21,692
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	59,695	60,969
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	31,925	33,699
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	20,000	19,996
2	Federal Home Loan Mortgage Corp.	0.625%	12/28/12	62,000	62,180
2	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,850	51,054
2	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	82,395	83,588

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	0.750%	3/28/13	31,150	31,285
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	90,430	92,273
2	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	9,790	10,406
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	18,000	19,417
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	29,225	31,472
2	Federal Home Loan Mortgage Corp.	0.875%	10/28/13	11,900	11,948
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	49,625	54,491
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	5,300	5,524
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	24,855	27,140
2	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	44,925	45,502
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	106,825	111,517
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	53,569
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	87,132
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	24,625	24,593
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	20,000	19,974
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	7,042
2	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	680
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	775	817
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	25,102
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	56,407
2	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	20,375	20,888
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	66,975	78,108
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	15,775	18,130
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	32,289
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,446
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	39,143
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	7,660
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	25,843
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	72,135	76,331
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	14,540
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	49,658
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	524	643
2	Federal National Mortgage Assn.	1.125%	7/30/12	28,625	28,881
2	Federal National Mortgage Assn.	5.250%	8/1/12	8,255	8,681
2	Federal National Mortgage Assn.	4.375%	9/15/12	279,675	293,262
2	Federal National Mortgage Assn.	0.625%	9/24/12	15,350	15,397
2	Federal National Mortgage Assn.	0.500%	10/30/12	100,000	100,133
2	Federal National Mortgage Assn.	4.750%	11/19/12	50,000	52,991
2	Federal National Mortgage Assn.	0.375%	12/28/12	15,735	15,722
2	Federal National Mortgage Assn.	3.625%	2/12/13	79,585	83,605
2	Federal National Mortgage Assn.	4.750%	2/21/13	9,800	10,482
2	Federal National Mortgage Assn.	0.750%	2/26/13	34,025	34,165
2	Federal National Mortgage Assn.	4.375%	3/15/13	86,075	91,778
2	Federal National Mortgage Assn.	4.625%	5/1/13	23,794	25,411
2	Federal National Mortgage Assn.	1.750%	5/7/13	12,900	13,192
2	Federal National Mortgage Assn.	3.875%	7/12/13	4,700	5,010
2	Federal National Mortgage Assn.	0.500%	8/9/13	9,800	9,776
2	Federal National Mortgage Assn.	1.250%	8/20/13	40,600	41,142
2	Federal National Mortgage Assn.	4.625%	10/15/13	59,600	64,917
2	Federal National Mortgage Assn.	2.875%	12/11/13	11,175	11,758
2	Federal National Mortgage Assn.	0.750%	12/18/13	121,625	121,597
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,600	3,941
2	Federal National Mortgage Assn.	2.750%	2/5/14	38,950	40,862
2	Federal National Mortgage Assn.	1.250%	2/27/14	83,000	83,753
2	Federal National Mortgage Assn.	2.750%	3/13/14	37,950	39,794
2	Federal National Mortgage Assn.	4.125%	4/15/14	26,200	28,481
2	Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,900
2	Federal National Mortgage Assn.	1.125%	6/27/14	26,125	26,218
2	Federal National Mortgage Assn.	3.000%	9/16/14	32,075	33,966
2	Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,674
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,625	16,365
2	Federal National Mortgage Assn.	5.000%	4/15/15	16,960	19,209
2	Federal National Mortgage Assn.	2.375%	7/28/15	30,125	31,068
2	Federal National Mortgage Assn.	4.375%	10/15/15	17,755	19,720

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	1.625%	10/26/15	18,450	18,393
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	64
2	Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,674
2	Federal National Mortgage Assn.	2.375%	4/11/16	16,000	16,346
2	Federal National Mortgage Assn.	5.250%	9/15/16	45,925	53,049
2	Federal National Mortgage Assn.	4.875%	12/15/16	63,225	71,878
2	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	90,871
2	Federal National Mortgage Assn.	5.000%	5/11/17	117,451	134,404
2	Federal National Mortgage Assn.	5.375%	6/12/17	3,750	4,363
2	Federal National Mortgage Assn.	0.000%	10/9/19	3,695	2,582
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,521
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	33,184
2	Federal National Mortgage Assn.	7.250%	5/15/30	46,901	63,219
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	8,612
2	Federal National Mortgage Assn.	5.625%	7/15/37	11,590	13,030
2	Financing Corp. Fico	9.800%	4/6/18	1,750	2,494
2	Financing Corp. Fico	10.350%	8/3/18	4,900	7,198
2	Financing Corp. Fico	9.650%	11/2/18	10,535	15,130
2	Financing Corp. Fico	9.700%	4/5/19	1,575	2,274
1	General Electric Capital Corp.	2.125%	12/21/12	19,250	19,710
1	General Electric Capital Corp.	2.625%	12/28/12	13,150	13,569
	Israel Government AID Bond	5.500%	9/18/23	6,560	7,529
	Israel Government AID Bond	5.500%	12/4/23	3,200	3,675
	Israel Government AID Bond	5.500%	4/26/24	12,980	14,919
1	JPMorgan Chase & Co.	2.125%	12/26/12	32,325	33,043
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,393
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,849
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,500
	Private Export Funding Corp.	4.375%	3/15/19	8,700	9,418
	Private Export Funding Corp.	4.300%	12/15/21	3,675	3,852
	Resolution Funding Corp.	8.125%	10/15/19	450	615
	Resolution Funding Corp.	8.875%	7/15/20	180	254
	Resolution Funding Corp.	8.625%	1/15/30	110	161
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government
	Guaranteed)	2.719%	7/15/17	4,449	222
2	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,337
2	Tennessee Valley Authority	5.500%	7/18/17	17,100	19,968
2	Tennessee Valley Authority	4.500%	4/1/18	6,325	6,988
2	Tennessee Valley Authority	3.875%	2/15/21	9,400	9,632
2	Tennessee Valley Authority	6.750%	11/1/25	1,985	2,514
2	Tennessee Valley Authority	7.125%	5/1/30	27,025	35,660
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	14,963
2	Tennessee Valley Authority	5.880%	4/1/36	9,850	11,357
2	Tennessee Valley Authority	6.150%	1/15/38	135	161
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,788
2	Tennessee Valley Authority	5.250%	9/15/39	9,068	9,585
2	Tennessee Valley Authority	4.875%	1/15/48	6,825	6,767
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	6,732
2	Tennessee Valley Authority	4.625%	9/15/60	4,225	4,006
3	US Central Federal Credit Union	1.900%	10/19/12	9,275	9,444
3	Western Corporate Federal Credit Union	1.750%	11/2/12	4,675	4,751
					5,031,281
Conventional Mortgage-Backed Securities (27.8%)
‡,2,4	Fannie Mae Pool	3.500%	8/1/25–7/1/41	747,341	750,473
‡,2,4	Fannie Mae Pool	4.000%	11/1/11–7/1/41	1,954,092	1,990,689
‡,2,4	Fannie Mae Pool	4.500%	7/1/11–7/1/41	2,004,219	2,097,255
‡,2,4	Fannie Mae Pool	5.000%	1/1/12–7/1/41	2,123,172	2,269,148
‡,2,4	Fannie Mae Pool	5.500%	2/1/14–7/1/41	1,941,063	2,111,118
‡,2,4	Fannie Mae Pool	6.000%	7/1/11–7/1/41	1,412,147	1,557,900
‡,2,4	Fannie Mae Pool	6.500%	11/1/11–7/1/41	445,009	505,198
2,4	Fannie Mae Pool	7.000%	8/1/11–11/1/38	129,959	148,154
2,4	Fannie Mae Pool	7.500%	8/1/11–12/1/32	8,435	9,732
2,4	Fannie Mae Pool	8.000%	12/1/11–9/1/31	2,573	2,985

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Fannie Mae Pool	8.500%	9/1/15–5/1/32	1,043	1,223
2,4	Fannie Mae Pool	9.000%	2/1/17–8/1/30	255	296
2,4	Fannie Mae Pool	9.500%	8/1/16–11/1/25	340	398
2,4	Fannie Mae Pool	10.000%	10/1/14–11/1/19	44	49
2,4	Fannie Mae Pool	10.500%	8/1/20	2	2
2,4	Fannie Mae Pool	11.000%	9/1/19	3	3
‡,2,4	Freddie Mac Gold Pool	3.500%	6/1/19–1/1/41	371,397	374,139
‡,2,4	Freddie Mac Gold Pool	4.000%	7/1/11–7/1/41	1,275,707	1,301,728
‡,2,4	Freddie Mac Gold Pool	4.500%	9/1/11–7/1/41	1,474,347	1,539,478
‡,2,4	Freddie Mac Gold Pool	5.000%	10/1/11–7/1/41	1,431,631	1,526,033
‡,2,4	Freddie Mac Gold Pool	5.500%	12/1/13–7/1/41	1,428,271	1,548,479
‡,2,4	Freddie Mac Gold Pool	6.000%	11/1/11–7/1/41	887,525	977,887
2,4	Freddie Mac Gold Pool	6.500%	7/1/11–4/1/39	258,062	291,536
2,4	Freddie Mac Gold Pool	7.000%	7/1/11–12/1/38	58,001	67,064
2,4	Freddie Mac Gold Pool	7.500%	7/1/11–2/1/32	5,571	6,376
2,4	Freddie Mac Gold Pool	8.000%	7/1/11–1/1/32	4,593	5,330
2,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	874	1,022
2,4	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	620	724
2,4	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	122	138
2,4	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	19	21
2,4	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	18	20
2,4	Freddie Mac Non Gold Pool	8.500%	6/1/18	33	37
2,4	Freddie Mac Non Gold Pool	9.000%	7/1/16	1	1
2,4	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	4	4
‡,4	Ginnie Mae I Pool	3.500%	2/15/26–7/1/41	63,477	62,593
‡,4	Ginnie Mae I Pool	4.000%	8/15/18–7/1/41	388,666	396,787
‡,4	Ginnie Mae I Pool	4.500%	6/15/18–7/1/41	914,692	968,502
4	Ginnie Mae I Pool	4.750%	8/15/33	30	32
‡,4	Ginnie Mae I Pool	5.000%	1/15/17–7/1/41	730,718	794,891
4	Ginnie Mae I Pool	5.500%	3/15/15–11/15/39	434,081	479,711
4	Ginnie Mae I Pool	6.000%	3/15/13–12/15/40	273,851	306,121
4	Ginnie Mae I Pool	6.000%	9/15/40	41,679	46,629
4	Ginnie Mae I Pool	6.500%	3/15/12–1/15/39	94,672	108,037
4	Ginnie Mae I Pool	7.000%	6/15/12–9/15/36	15,731	18,207
4	Ginnie Mae I Pool	7.250%	9/15/25	42	48
4	Ginnie Mae I Pool	7.500%	9/15/11–6/15/32	6,339	7,325
4	Ginnie Mae I Pool	7.750%	2/15/30	3	4
4	Ginnie Mae I Pool	7.900%	2/15/21	4	4
4	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	4,491	5,043
4	Ginnie Mae I Pool	8.250%	6/15/27	4	5
4	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	904	992
4	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,690	1,854
4	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	424	476
4	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	162	180
4	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	114	121
4	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	11	12
4	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	12	13
4	Ginnie Mae II Pool	3.500%	5/20/34	24	24
‡,4	Ginnie Mae II Pool	4.000%	3/20/26–7/1/41	399,916	406,241
‡,4	Ginnie Mae II Pool	4.500%	4/20/18–7/1/41	952,666	1,003,602
‡,4	Ginnie Mae II Pool	5.000%	12/20/32–7/1/41	771,874	837,781
‡,4	Ginnie Mae II Pool	5.500%	8/20/23–7/1/41	304,121	334,920
4	Ginnie Mae II Pool	6.000%	7/20/23–7/20/39	182,397	201,842
4	Ginnie Mae II Pool	6.500%	12/20/23–7/20/39	57,795	65,126
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	3,740	4,285
4	Ginnie Mae II Pool	7.500%	8/20/30	10	11
4	Ginnie Mae II Pool	8.500%	10/20/30	21	24
					25,136,083
Nonconventional Mortgage-Backed Securities (1.0%)
2,4	Fannie Mae Pool	2.318%	11/1/35	7,772	8,219
2,4	Fannie Mae Pool	2.371%	12/1/35	22	22
2,4	Fannie Mae Pool	2.416%	12/1/35	10,613	11,172

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Fannie Mae Pool	2.460%	11/1/34	3,895	4,055
2,4	Fannie Mae Pool	2.483%	2/1/36	4,040	4,126
2,4	Fannie Mae Pool	2.497%	5/1/35	2,716	2,846
2,4	Fannie Mae Pool	2.503%	2/1/36	2,430	2,471
2,4	Fannie Mae Pool	2.525%	11/1/32	27	28
2,4	Fannie Mae Pool	2.538%	9/1/33	20	21
2,4	Fannie Mae Pool	2.559%	12/1/35	13,817	14,523
2,4	Fannie Mae Pool	2.562%	1/1/35	3,243	3,431
2,4	Fannie Mae Pool	2.572%	12/1/40	10,313	10,539
2,4	Fannie Mae Pool	2.579%	10/1/40	15,823	16,197
2,4	Fannie Mae Pool	2.640%	9/1/34	1,810	1,911
2,4	Fannie Mae Pool	2.662%	10/1/34	36	38
2,4	Fannie Mae Pool	2.685%	11/1/33	3,100	3,266
2,4	Fannie Mae Pool	2.699%	4/1/36	6,078	6,443
2,4	Fannie Mae Pool	2.872%	3/1/41	13,220	13,596
2,4	Fannie Mae Pool	2.961%	12/1/40	7,676	7,840
2,4	Fannie Mae Pool	3.010%	3/1/41	7,357	7,595
2,4	Fannie Mae Pool	3.060%	9/1/33	45	47
2,4	Fannie Mae Pool	3.070%	9/1/35	3,114	3,216
2,4	Fannie Mae Pool	3.100%	12/1/40	10,302	10,650
2,4	Fannie Mae Pool	3.127%	8/1/35	8,937	9,140
2,4	Fannie Mae Pool	3.146%	2/1/41	9,381	9,713
2,4	Fannie Mae Pool	3.154%	2/1/41	10,883	11,162
2,4	Fannie Mae Pool	3.197%	8/1/40	15,228	15,794
2,4	Fannie Mae Pool	3.202%	12/1/40	12,168	12,609
2,4	Fannie Mae Pool	3.224%	9/1/40	16,354	16,958
2,4	Fannie Mae Pool	3.256%	11/1/40	8,552	8,873
2,4	Fannie Mae Pool	3.257%	10/1/40	20,904	21,688
2,4	Fannie Mae Pool	3.296%	1/1/40	9,741	10,135
2,4	Fannie Mae Pool	3.386%	5/1/40	7,066	7,357
2,4	Fannie Mae Pool	3.508%	5/1/40	7,153	7,461
2,4	Fannie Mae Pool	3.525%	3/1/40	19,239	20,082
2,4	Fannie Mae Pool	3.622%	4/1/41	12,874	13,188
2,4	Fannie Mae Pool	3.716%	10/1/36	2,369	2,506
2,4	Fannie Mae Pool	3.907%	12/1/35	7,528	7,999
2,4	Fannie Mae Pool	4.013%	7/1/35	3,200	3,336
2,4	Fannie Mae Pool	4.520%	11/1/34	6,641	7,022
2,4	Fannie Mae Pool	4.572%	8/1/35	5,602	5,881
2,4	Fannie Mae Pool	4.651%	8/1/37	11,605	12,255
2,4	Fannie Mae Pool	4.782%	5/1/33	13	14
2,4	Fannie Mae Pool	4.902%	7/1/38	3,191	3,404
2,4	Fannie Mae Pool	4.969%	1/1/35	24	25
2,4	Fannie Mae Pool	4.988%	12/1/33	2,318	2,465
2,4	Fannie Mae Pool	4.993%	11/1/33	1,649	1,755
2,4	Fannie Mae Pool	5.067%	3/1/37	6,511	6,871
2,4	Fannie Mae Pool	5.069%	3/1/38	5,451	5,854
2,4	Fannie Mae Pool	5.114%	8/1/38	394	420
2,4	Fannie Mae Pool	5.201%	6/1/35	100	107
2,4	Fannie Mae Pool	5.266%	7/1/38	831	891
2,4	Fannie Mae Pool	5.279%	11/1/35	19	20
2,4	Fannie Mae Pool	5.344%	12/1/35	4,127	4,364
2,4	Fannie Mae Pool	5.416%	1/1/37	3,541	3,771
2,4	Fannie Mae Pool	5.485%	3/1/37	3,578	3,765
2,4	Fannie Mae Pool	5.546%	4/1/37	825	882
2,4	Fannie Mae Pool	5.587%	5/1/36	3,040	3,265
2,4	Fannie Mae Pool	5.593%	2/1/37	6,202	6,540
2,4	Fannie Mae Pool	5.633%	6/1/37	3,435	3,663
2,4	Fannie Mae Pool	5.660%	3/1/37	3,467	3,629
2,4	Fannie Mae Pool	5.666%	3/1/37	6,750	7,077
2,4	Fannie Mae Pool	5.705%	4/1/37	3,837	4,035
2,4	Fannie Mae Pool	5.712%	12/1/37	8,121	8,827
2,4	Fannie Mae Pool	5.718%	2/1/37	3,820	4,059
2,4	Fannie Mae Pool	5.730%	4/1/37	5,198	5,587
2,4	Fannie Mae Pool	5.887%	8/1/37	6,787	7,210

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Fannie Mae Pool	5.915%	6/1/36	871	932
2,4	Fannie Mae Pool	5.918%	4/1/36	3,658	3,904
2,4	Fannie Mae Pool	5.920%	1/1/37	558	599
2,4	Fannie Mae Pool	5.924%	10/1/37	6,731	7,265
2,4	Fannie Mae Pool	5.933%	11/1/36	4,321	4,644
2,4	Fannie Mae Pool	5.937%	2/1/37	9	10
2,4	Fannie Mae Pool	5.973%	11/1/36	81	87
2,4	Fannie Mae Pool	5.987%	12/1/36	58	62
2,4	Fannie Mae Pool	6.260%	9/1/37	3,472	3,689
2,4	Freddie Mac 7/1 ARM	5.551%	1/1/38	9,226	9,901
2,4	Freddie Mac Non Gold Pool	2.477%	1/1/35	457	481
2,4	Freddie Mac Non Gold Pool	2.487%	12/1/34	8,451	8,810
2,4	Freddie Mac Non Gold Pool	2.500%	4/1/33	27	29
2,4	Freddie Mac Non Gold Pool	2.506%	12/1/34	48	50
2,4	Freddie Mac Non Gold Pool	2.515%	4/1/35	378	399
2,4	Freddie Mac Non Gold Pool	2.563%	12/1/34	2,898	2,995
2,4	Freddie Mac Non Gold Pool	2.564%	3/1/36	7,872	8,217
2,4	Freddie Mac Non Gold Pool	2.645%	12/1/40	11,683	11,961
2,4	Freddie Mac Non Gold Pool	2.667%	5/1/33	134	142
2,4	Freddie Mac Non Gold Pool	2.675%	6/1/37	3,505	3,691
2,4	Freddie Mac Non Gold Pool	2.697%	12/1/40	19,288	19,769
2,4	Freddie Mac Non Gold Pool	2.794%	11/1/40	11,670	11,986
2,4	Freddie Mac Non Gold Pool	2.809%	3/1/36	29	30
2,4	Freddie Mac Non Gold Pool	2.818%	1/1/41	13,066	13,270
2,4	Freddie Mac Non Gold Pool	2.997%	2/1/41	18,710	19,298
2,4	Freddie Mac Non Gold Pool	3.082%	3/1/41	9,917	10,249
2,4	Freddie Mac Non Gold Pool	3.153%	11/1/40	10,936	11,328
2,4	Freddie Mac Non Gold Pool	3.303%	6/1/40	9,738	10,117
2,4	Freddie Mac Non Gold Pool	3.331%	4/1/40	11,817	12,292
2,4	Freddie Mac Non Gold Pool	3.352%	5/1/40	4,444	4,618
2,4	Freddie Mac Non Gold Pool	3.440%	5/1/40	5,490	5,715
2,4	Freddie Mac Non Gold Pool	3.575%	6/1/40	11,309	11,795
2,4	Freddie Mac Non Gold Pool	3.592%	6/1/40	18,272	19,053
2,4	Freddie Mac Non Gold Pool	3.634%	1/1/40	10,035	10,486
2,4	Freddie Mac Non Gold Pool	3.667%	9/1/40	16,168	16,863
2,4	Freddie Mac Non Gold Pool	4.023%	6/1/36	13	13
2,4	Freddie Mac Non Gold Pool	4.032%	1/1/37	3,902	4,099
2,4	Freddie Mac Non Gold Pool	4.613%	7/1/35	3,521	3,753
2,4	Freddie Mac Non Gold Pool	4.625%	11/1/34	4,328	4,578
2,4	Freddie Mac Non Gold Pool	4.681%	6/1/34	35	37
2,4	Freddie Mac Non Gold Pool	5.011%	6/1/35	12	13
2,4	Freddie Mac Non Gold Pool	5.025%	12/1/34–5/1/35	5,764	6,174
2,4	Freddie Mac Non Gold Pool	5.074%	7/1/38	7,731	8,265
2,4	Freddie Mac Non Gold Pool	5.160%	8/1/34	16	17
2,4	Freddie Mac Non Gold Pool	5.209%	11/1/33	17	18
2,4	Freddie Mac Non Gold Pool	5.242%	3/1/38	10,078	10,826
2,4	Freddie Mac Non Gold Pool	5.344%	12/1/35	4,296	4,549
2,4	Freddie Mac Non Gold Pool	5.409%	4/1/37	8,326	8,829
2,4	Freddie Mac Non Gold Pool	5.424%	3/1/37	4,892	5,232
2,4	Freddie Mac Non Gold Pool	5.498%	2/1/36	4,578	4,877
2,4	Freddie Mac Non Gold Pool	5.550%	4/1/37	5,296	5,676
2,4	Freddie Mac Non Gold Pool	5.559%	4/1/37	7,945	8,301
2,4	Freddie Mac Non Gold Pool	5.639%	12/1/36	5,666	5,926
2,4	Freddie Mac Non Gold Pool	5.659%	3/1/37	8,665	9,156
2,4	Freddie Mac Non Gold Pool	5.676%	4/1/37	94	101
2,4	Freddie Mac Non Gold Pool	5.696%	3/1/37	831	891
2,4	Freddie Mac Non Gold Pool	5.715%	6/1/37	8,137	8,657
2,4	Freddie Mac Non Gold Pool	5.717%	11/1/36	2,442	2,607
2,4	Freddie Mac Non Gold Pool	5.722%	9/1/36	15,194	16,240
2,4	Freddie Mac Non Gold Pool	5.764%	5/1/36	6,789	7,240
2,4	Freddie Mac Non Gold Pool	5.765%	5/1/37	218	230
2,4	Freddie Mac Non Gold Pool	5.803%	3/1/37	3,388	3,638
2,4	Freddie Mac Non Gold Pool	5.816%	10/1/37	6,800	7,242
2,4	Freddie Mac Non Gold Pool	5.817%	6/1/37	8,374	9,005

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Freddie Mac Non Gold Pool	5.820%	8/1/37	171	183
2,4	Freddie Mac Non Gold Pool	5.830%	8/1/37	7,118	7,583
2,4	Freddie Mac Non Gold Pool	5.845%	5/1/37	8,884	9,577
2,4	Freddie Mac Non Gold Pool	5.871%	1/1/37	2,608	2,798
2,4	Freddie Mac Non Gold Pool	5.877%	12/1/36	2,765	2,963
2,4	Freddie Mac Non Gold Pool	6.034%	3/1/37	234	248
2,4	Freddie Mac Non Gold Pool	6.040%	8/1/37	2,543	2,750
2,4	Freddie Mac Non Gold Pool	6.070%	10/1/37	855	922
2,4	Freddie Mac Non Gold Pool	6.079%	3/1/37	849	898
2,4	Freddie Mac Non Gold Pool	6.082%	12/1/36	5,632	6,085
2,4	Freddie Mac Non Gold Pool	6.131%	6/1/37	4,382	4,681
2,4	Freddie Mac Non Gold Pool	6.398%	2/1/37	2,592	2,798
4	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	50,304	50,915
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	17,790	18,286
4	Ginnie Mae II Pool	3.375%	6/20/29	239	247
4	Ginnie Mae II Pool	3.500%	1/20/41	11,113	11,602
4	Ginnie Mae II Pool	4.500%	10/20/39	2,179	2,281
4	Ginnie Mae II Pool	5.000%	10/20/38	2,143	2,276
					941,931
Total U.S. Government and Agency Obligations (Cost $61,328,595)					63,346,889
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
5	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,402
4	Banc of America Commercial Mortgage Inc.	3.878%	9/11/36	215	216
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	971	974
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	4,250	4,434
4,6	Banc of America Commercial Mortgage Inc.	5.715%	6/10/39	12,621	13,607
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	18,805	20,144
4,6	Banc of America Commercial Mortgage Inc.	5.233%	11/10/42	4,335	4,512
4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	4,695	4,665
4	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	12,976	13,181
4	Banc of America Commercial Mortgage Inc.	5.923%	5/10/45	5,700	6,310
4,6	Banc of America Commercial Mortgage Inc.	5.959%	5/10/45	3,290	3,007
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	19,690	21,160
4,6	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	185	191
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	16,101	17,499
4,6	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	875	887
4,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	432	439
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	22,705	24,856
4,6	Banc of America Commercial Mortgage Inc.	5.695%	7/10/46	2,850	2,551
4,6	Banc of America Commercial Mortgage Inc.	5.367%	9/10/47	3,204	3,268
4,6	Banc of America Commercial Mortgage Inc.	5.367%	9/10/47	3,520	3,390
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	11,525	12,353
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	2,175	2,139
4,6	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	2,700	2,209
4,6	Banc of America Commercial Mortgage Inc.	6.394%	2/10/51	21,200	23,641
5	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	2,200	2,308
5	Bank of Scotland plc	5.250%	2/21/17	12,135	12,779
4	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	1,895	1,902
4	Bear Stearns Commercial Mortgage Securities	6.460%	10/15/36	82	83
4	Bear Stearns Commercial Mortgage Securities	5.706%	4/12/38	20,977	23,016
4,6	Bear Stearns Commercial Mortgage Securities	5.707%	4/12/38	4,525	4,690
4	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	25,125	25,841
4,6	Bear Stearns Commercial Mortgage Securities	5.942%	9/11/38	2,650	2,455
4,6	Bear Stearns Commercial Mortgage Securities	5.942%	9/11/38	5,500	5,725
4	Bear Stearns Commercial Mortgage Securities	5.620%	3/11/39	24,500	26,465
4	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	16,300	17,114
4	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	13,900	14,484
4	Bear Stearns Commercial Mortgage Securities	5.853%	6/11/40	17,904	18,113
4,6	Bear Stearns Commercial Mortgage Securities	5.905%	6/11/40	2,650	2,059
4	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	1,443	1,579
4,6	Bear Stearns Commercial Mortgage Securities	5.200%	1/12/41	830	890

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	4,175	3,936
4	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	1,625	1,635
4,6	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	8,318	8,221
4	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	6,255	6,324
4	Bear Stearns Commercial Mortgage Securities	4.825%	11/11/41	495	531
4	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	2,300	2,218
4	Bear Stearns Commercial Mortgage Securities	4.933%	2/13/42	2,500	2,689
4	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	15,900	17,796
4	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	5,500	5,769
4	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	8,551	8,688
4	Bear Stearns Commercial Mortgage Securities	5.295%	10/12/42	3,215	3,468
4,6	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	6,280	6,108
4,6	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	4,275	3,679
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	10,825	11,233
4	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	21,900	23,823
4	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	10,400	11,369
4,6	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	4,553	4,559
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	3,578	3,646
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	41,136
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	9,800	11,364
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	5,473	5,511
4	Chase Issuance Trust	4.650%	3/15/15	32,375	34,496
4	Chase Issuance Trust	5.400%	7/15/15	10,025	10,936
5	Cie de Financement Foncier	2.125%	4/22/13	7,500	7,614
4	CIT Group Home Equity Loan Trust	6.200%	2/25/30	670	677
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	22,164
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,715
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,750	5,469
4	Citibank Credit Card Issuance Trust	5.350%	2/7/20	900	1,035
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,543
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	1,015	1,023
4,6	Citigroup Commercial Mortgage Trust	5.920%	3/15/49	12,600	13,936
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	230	250
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,345
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	2,025	1,763
4,6	Citigroup Commercial Mortgage Trust	5.823%	12/10/49	7,310	7,255
4,6	Citigroup Commercial Mortgage Trust	5.823%	12/10/49	17,377	19,231
4,6	Citigroup Commercial Mortgage Trust	5.886%	12/10/49	17,045	18,749
4,6	Citigroup Commercial Mortgage Trust	5.886%	12/10/49	4,350	4,280
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.393%	7/15/44	18,000	19,628
4,6	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394%	7/15/44	7,000	7,138
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	18,540	20,305
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	8,575	8,359
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.688%	10/15/48	3,350	2,745
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	18,570	18,725
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	9,050	9,569
4,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	7,741	8,559
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	8,200	8,473
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	19,825	20,987
4	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	22,303	24,189
4	Commercial Mortgage Pass Through Certificates	5.946%	6/10/46	18,030	19,922
4,6	Commercial Mortgage Pass Through Certificates	5.972%	6/10/46	4,025	4,112
4	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	3,544	3,561
4,6	Commercial Mortgage Pass Through Certificates	6.008%	12/10/49	17,373	19,169
4,6	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	16,500	17,366
4	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	925	916
4,6	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	13,900	14,928
4,6	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	3,375	3,341
4	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	14,935	15,419
4,6	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,565	1,574
4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	15,775	16,913
4,6	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	3,400	3,368
4,6	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	3,290	3,131
4	Credit Suisse Mortgage Capital Certificates	6.013%	6/15/38	18,434	20,284

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Credit Suisse Mortgage Capital Certificates	6.013%	6/15/38	1,147	1,157
4	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	17,450	18,968
4,6	Credit Suisse Mortgage Capital Certificates	5.750%	2/15/39	7,675	7,679
4,6	Credit Suisse Mortgage Capital Certificates	5.784%	2/15/39	3,350	3,079
4,6	Credit Suisse Mortgage Capital Certificates	5.905%	6/15/39	20,185	21,670
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,617
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	15,000	16,013
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,421	6,715
4,6	CW Capital Cobalt Ltd.	6.010%	5/15/46	11,775	12,718
4,6	CW Capital Cobalt Ltd.	5.484%	4/15/47	3,060	3,232
4	Discover Card Master Trust	5.650%	12/15/15	23,300	25,414
4	Discover Card Master Trust	5.650%	3/16/20	7,975	9,188
	Federal Housing Administration	7.430%	10/1/20	3	3
4,6	First Union Commercial Mortgage Trust	6.750%	10/15/35	4,125	4,273
4	First Union National Bank Commercial Mortgage	6.223%	12/12/33	6,729	6,779
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	15,597	15,722
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	4,625	4,740
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,384
4	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	106	106
4	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	10,292	10,524
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,605	4,864
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	17,177	17,822
4,6	GE Capital Commercial Mortgage Corp.	5.512%	3/10/44	22,040	23,808
4,6	GE Capital Commercial Mortgage Corp.	5.512%	3/10/44	6,675	6,711
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,536
4,6	GE Capital Commercial Mortgage Corp.	5.492%	11/10/45	7,048	7,104
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	1,910	1,912
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	3,000	3,105
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	2,625	2,795
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	505	515
4,6	GMAC Commercial Mortgage Securities Inc.	5.654%	5/10/40	1,695	1,810
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	3,775	4,046
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,657
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,925	7,175
4	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	1,102	1,122
4	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,521
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,850	14,875
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	4,211	4,238
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	15,797	17,006
4,6	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	4,475	4,316
4	Greenwich Capital Commercial Funding Corp.	6.077%	7/10/38	1,500	1,659
4,6	Greenwich Capital Commercial Funding Corp.	6.078%	7/10/38	2,400	2,482
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,568
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	20,190	21,713
4,6	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	2,000	1,947
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	8,937	9,027
4,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	12,625	13,685
4,6	GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	4,818
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	14,610	15,800
4	GS Mortgage Securities Corp. II	4.608%	1/10/40	14,425	15,065
4	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	718	723
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	5,323	5,393
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	3,225	3,265
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	9,525	9,889
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	3,250	3,339
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.985%	1/12/37	11,725	12,292
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.255%	7/12/37	1,365	1,451
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.376%	7/12/37	10,055	10,329

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.534%	8/12/37	2,000	1,967
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	2,425	2,455
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	23,302	24,693
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	11,465	12,062
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.550%	6/12/41	17,725	19,229
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	1,625	1,632
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.498%	1/12/43	185	180
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	3,302	3,603
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.623%	12/12/44	3,300	3,239
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.672%	12/12/44	1,350	1,094
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.413%	12/15/44	4,250	4,492
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.492%	12/15/44	1,375	1,304
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.067%	4/15/45	1,750	1,798
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.067%	4/15/45	15,525	17,174
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.067%	4/15/45	3,310	2,987
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	3,890	3,863
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.623%	5/12/45	2,025	1,660
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	4,315	4,361
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	8,000	8,444
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	10,230	10,936
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.004%	6/15/49	6,150	6,634
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	27,885	30,486
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	6,738	6,862
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.102%	2/12/51	3,350	3,309
4,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	12,270	13,409
4	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	684	688
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,747
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	8,040	8,606
4	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	578	583
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	18,943
4	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	3,589	3,612
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,529
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	23,075	23,857
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,625	4,862
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	22,880	23,812
4,6	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	7,550	8,032
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	22,102
4,6	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	27,350	30,036
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,277

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,187
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,550	3,843
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	10,900	11,754
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,617
4,6	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	3,557	3,339
4,6	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,626
4,6	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	3,375	3,122
4,6	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	22,025	24,720
4,6	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	3,020	2,933
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	17,600	19,158
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	9,020	9,506
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	965	982
4	Merrill Lynch Mortgage Trust	5.862%	5/12/39	12,550	13,689
4,6	Merrill Lynch Mortgage Trust	5.863%	5/12/39	1,825	1,886
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	2,865	2,899
4,6	Merrill Lynch Mortgage Trust	5.802%	8/12/43	3,325	2,681
4,6	Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	22,615
4,6	Merrill Lynch Mortgage Trust	6.020%	6/12/50	3,260	3,057
4,6	Merrill Lynch Mortgage Trust	6.020%	6/12/50	22,018	24,115
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,475	3,583
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,040	18,444
4,6	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.707%	2/12/39	650	603
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.097%	6/12/46	21,125	23,355
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	3,660	3,621
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	14,870	15,785
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	8,999	9,178
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	14,175	15,343
4	Morgan Stanley Capital I	4.970%	4/14/40	5,120	5,506
4,6	Morgan Stanley Capital I	5.110%	6/15/40	15,050	16,198
4	Morgan Stanley Capital I	5.030%	6/13/41	1,453	1,489
4	Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,872
4,6	Morgan Stanley Capital I	5.989%	8/12/41	2,175	2,269
4	Morgan Stanley Capital I	5.328%	11/12/41	6,460	6,971
4	Morgan Stanley Capital I	5.360%	11/12/41	7,400	7,398
4	Morgan Stanley Capital I	4.780%	12/13/41	1,900	2,040
4,6	Morgan Stanley Capital I	4.840%	12/13/41	1,350	1,290
4	Morgan Stanley Capital I	4.970%	12/15/41	10,300	10,908
4	Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,217
4,6	Morgan Stanley Capital I	5.789%	6/11/42	19,150	21,340
4,6	Morgan Stanley Capital I	5.789%	6/11/42	1,375	1,361
4	Morgan Stanley Capital I	4.989%	8/13/42	24,800	26,779
4,6	Morgan Stanley Capital I	5.073%	8/13/42	3,730	3,531
4	Morgan Stanley Capital I	5.230%	9/15/42	20,925	22,556
4	Morgan Stanley Capital I	5.897%	10/15/42	8,175	8,951
4,6	Morgan Stanley Capital I	5.901%	10/15/42	700	708
4,6	Morgan Stanley Capital I	5.901%	10/15/42	4,325	4,159
4,6	Morgan Stanley Capital I	5.374%	11/14/42	14,450	15,613
4	Morgan Stanley Capital I	6.455%	1/11/43	18,825	21,519
4	Morgan Stanley Capital I	5.332%	12/15/43	8,580	9,243
4,6	Morgan Stanley Capital I	5.599%	3/12/44	20,466	22,111
4,6	Morgan Stanley Capital I	5.773%	7/12/44	4,396	4,409
4,6	Morgan Stanley Capital I	5.793%	7/12/44	4,100	3,800
4	Morgan Stanley Capital I	4.660%	9/13/45	3,345	3,560
4,6	Morgan Stanley Capital I	5.654%	4/15/49	1,850	1,980
4,6	Morgan Stanley Capital I	5.692%	4/15/49	15,100	16,073
4,6	Morgan Stanley Capital I	5.874%	4/15/49	4,775	4,292
4,6	Morgan Stanley Capital I	5.544%	11/12/49	4,525	4,441
4	Morgan Stanley Capital I	5.809%	12/12/49	11,345	12,398
4,6	Morgan Stanley Capital I	6.313%	12/12/49	4,675	4,533
4	Morgan Stanley Capital I	5.090%	10/12/52	3,089	3,092
4,6	Morgan Stanley Capital I	5.204%	10/12/52	5,410	5,419
4	Morgan Stanley Capital I	4.770%	7/15/56	3,295	3,207
4	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	546	546
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	26,350	27,467

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	6,170	6,219
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	26,066	27,067
5	Nationwide Building Society	5.500%	7/18/12	23,525	24,547
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	6,163	6,325
5	Northern Rock Asset Management plc	5.625%	6/22/17	33,225	34,860
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	2,684	2,736
4	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	25,251
4	Public Service New Hampshire Funding LLC	6.480%	5/1/15	132	139
4	Residential Asset Securities Corp.	6.489%	10/25/30	164	144
5	Royal Bank of Canada	3.125%	4/14/15	9,325	9,756
4	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	345	350
4,6	TIAA Seasoned Commercial Mortgage Trust	5.979%	8/15/39	3,285	3,163
4	USAA Auto Owner Trust	4.710%	2/18/14	11,953	12,137
4	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	320	324
4	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	700	726
4	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	1,000	1,039
4,6	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	3,100	3,258
4,6	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,400
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	775	777
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	20,470	21,746
4,6	Wachovia Bank Commercial Mortgage Trust	5.512%	7/15/41	18,350	19,730
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,725	19,885
4,6	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,075	16,164
4,6	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,690
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,247
4,6	Wachovia Bank Commercial Mortgage Trust	5.860%	5/15/43	14,025	15,437
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,347
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,516
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,138
4,6	Wachovia Bank Commercial Mortgage Trust	5.380%	10/15/44	1,340	1,335
4,6	Wachovia Bank Commercial Mortgage Trust	5.380%	10/15/44	18,010	19,655
4,6	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	22,500	24,164
4,6	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	775	809
4,6	Wachovia Bank Commercial Mortgage Trust	6.173%	6/15/45	1,280	1,327
4,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	11,100	12,217
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	850	897
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,797
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,225	2,173
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,486,757)					2,753,705
Corporate Bonds (20.7%)
Finance (7.5%)
	Banking (4.9%)
4	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,303
	Abbey National Treasury Services PLC	2.875%	4/25/14	5,200	5,210
	Abbey National Treasury Services PLC/London	4.000%	4/27/16	3,725	3,686
	American Express Bank FSB	5.550%	10/17/12	3,575	3,772
	American Express Bank FSB	5.500%	4/16/13	8,675	9,267
	American Express Bank FSB	6.000%	9/13/17	1,750	1,989
	American Express Centurion Bank	5.550%	10/17/12	2,775	2,929
	American Express Centurion Bank	5.950%	6/12/17	1,900	2,158
	American Express Centurion Bank	6.000%	9/13/17	24,000	27,083
	American Express Co.	4.875%	7/15/13	5,821	6,185
	American Express Co.	7.250%	5/20/14	1,225	1,402
	American Express Co.	5.500%	9/12/16	3,075	3,448
	American Express Co.	6.150%	8/28/17	5,575	6,324
	American Express Co.	7.000%	3/19/18	27,797	32,461
	American Express Co.	8.125%	5/20/19	275	347
	American Express Co.	8.150%	3/19/38	520	692
4	American Express Co.	6.800%	9/1/66	6,515	6,604
	American Express Credit Corp.	5.875%	5/2/13	17,480	18,781
	American Express Credit Corp.	7.300%	8/20/13	20,864	23,227
	American Express Credit Corp.	5.125%	8/25/14	4,780	5,216

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Associates Corp. of North America	6.950%	11/1/18	250	281
	BAC Capital Trust XI	6.625%	5/23/36	11,000	10,616
	Banco Santander Chile	2.875%	11/13/12	1,950	1,956
5	BanColombia SA	4.250%	1/12/16	6,150	6,212
	Bank of America Corp.	5.375%	9/11/12	4,825	5,052
	Bank of America Corp.	4.875%	9/15/12	13,000	13,522
	Bank of America Corp.	4.875%	1/15/13	7,982	8,340
	Bank of America Corp.	4.900%	5/1/13	17,165	18,037
	Bank of America Corp.	7.375%	5/15/14	6,125	6,871
	Bank of America Corp.	5.375%	6/15/14	2,500	2,669
	Bank of America Corp.	5.125%	11/15/14	20,695	21,897
	Bank of America Corp.	4.500%	4/1/15	12,560	13,103
	Bank of America Corp.	4.750%	8/1/15	225	235
	Bank of America Corp.	3.700%	9/1/15	2,050	2,060
	Bank of America Corp.	5.250%	12/1/15	3,975	4,156
	Bank of America Corp.	3.625%	3/17/16	8,300	8,323
	Bank of America Corp.	6.500%	8/1/16	21,200	23,630
	Bank of America Corp.	5.750%	8/15/16	11,025	11,606
	Bank of America Corp.	5.625%	10/14/16	6,350	6,724
	Bank of America Corp.	5.420%	3/15/17	14,300	14,544
	Bank of America Corp.	6.000%	9/1/17	2,560	2,734
	Bank of America Corp.	5.750%	12/1/17	6,525	6,926
	Bank of America Corp.	5.650%	5/1/18	66,300	69,661
	Bank of America Corp.	7.625%	6/1/19	25,625	29,663
	Bank of America Corp.	5.625%	7/1/20	20,590	21,258
	Bank of America Corp.	5.875%	1/5/21	650	683
	Bank of America Corp.	7.250%	10/15/25	1,400	1,514
	Bank of America Corp.	6.800%	3/15/28	1,025	1,048
	Bank of America Corp.	6.500%	9/15/37	3,335	3,301
	Bank of America NA	5.300%	3/15/17	24,375	25,047
	Bank of America NA	6.100%	6/15/17	11,225	12,013
	Bank of America NA	6.000%	10/15/36	13,500	12,956
	Bank of Montreal	2.125%	6/28/13	5,975	6,111
	Bank of Montreal	1.750%	4/29/14	825	831
	Bank of New York Mellon Corp.	4.950%	11/1/12	23,750	25,106
	Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,258
	Bank of New York Mellon Corp.	4.300%	5/15/14	9,675	10,435
	Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,594
	Bank of New York Mellon Corp.	2.950%	6/18/15	4,200	4,327
	Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	6,894
	Bank of New York Mellon Corp.	4.600%	1/15/20	5,775	6,028
	Bank of Nova Scotia	2.250%	1/22/13	8,125	8,317
	Bank of Nova Scotia	2.375%	12/17/13	17,950	18,412
	Bank of Nova Scotia	2.050%	10/7/15	500	496
	Bank of Nova Scotia	4.375%	1/13/21	500	512
	Bank One Capital III	8.750%	9/1/30	2,700	3,433
	Bank One Corp.	5.250%	1/30/13	6,000	6,342
	Bank One Corp.	4.900%	4/30/15	6,075	6,493
	Bank One Corp.	7.750%	7/15/25	330	389
	Bank One Corp.	7.625%	10/15/26	2,930	3,444
	Barclays Bank plc	5.450%	9/12/12	1,375	1,447
	Barclays Bank plc	2.500%	1/23/13	11,950	12,167
	Barclays Bank plc	5.200%	7/10/14	30,245	32,688
	Barclays Bank plc	5.000%	9/22/16	10,750	11,469
	Barclays Bank plc	6.750%	5/22/19	8,675	9,731
	Barclays Bank plc	5.125%	1/8/20	24,275	24,284
	BB&T Capital Trust II	6.750%	6/7/36	8,725	8,703
4	BB&T Capital Trust IV	6.820%	6/12/77	3,875	3,851
	BB&T Corp.	3.850%	7/27/12	3,800	3,924
	BB&T Corp.	4.750%	10/1/12	6,075	6,325
	BB&T Corp.	2.050%	4/28/14	825	832
	BB&T Corp.	5.200%	12/23/15	4,712	5,085
	BB&T Corp.	3.950%	4/29/16	3,600	3,759
	BB&T Corp.	4.900%	6/30/17	525	559

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	6.850%	4/30/19	5,404	6,381
	BB&T Corp.	5.250%	11/1/19	6,150	6,506
	BBVA US Senior SAU	3.250%	5/16/14	8,600	8,519
	Bear Stearns Cos. LLC	5.350%	2/1/12	14,075	14,451
	Bear Stearns Cos. LLC	6.950%	8/10/12	8,037	8,567
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	17,164
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	7,027
	Bear Stearns Cos. LLC	5.550%	1/22/17	6,850	7,469
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,354
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	13,075
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,706
	BNP Paribas / BNP Paribas US Medium-Term Note
	Program LLC	2.125%	12/21/12	13,290	13,446
	BNP Paribas SA	3.250%	3/11/15	3,925	3,989
	BNP Paribas SA	3.600%	2/23/16	28,675	28,881
	BNP Paribas SA	5.000%	1/15/21	25,175	25,328
	BNY Mellon NA	4.750%	12/15/14	2,800	3,067
	Branch Banking & Trust Co.	5.625%	9/15/16	5,775	6,475
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	775	771
	Canadian Imperial Bank of Commerce/Canada	1.450%	9/13/13	2,650	2,658
	Capital One Bank USA NA	6.500%	6/13/13	4,350	4,740
	Capital One Bank USA NA	8.800%	7/15/19	13,125	16,058
4	Capital One Capital III	7.686%	8/1/66	4,925	5,023
	Capital One Capital IV	6.745%	2/17/37	3,237	3,269
	Capital One Capital V	10.250%	8/15/39	2,625	2,769
	Capital One Capital VI	8.875%	5/15/40	8,925	9,193
	Capital One Financial Corp.	7.375%	5/23/14	7,275	8,302
	Capital One Financial Corp.	5.500%	6/1/15	7,450	8,137
	Capital One Financial Corp.	6.150%	9/1/16	5,646	6,242
	Capital One Financial Corp.	5.250%	2/21/17	1,850	2,005
	Capital One Financial Corp.	6.750%	9/15/17	5,200	6,002
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	17,003
	Citigroup Inc.	5.100%	9/29/11	15,975	16,134
	Citigroup Inc.	5.625%	8/27/12	8,440	8,813
	Citigroup Inc.	5.300%	10/17/12	49,273	51,722
	Citigroup Inc.	5.500%	4/11/13	34,045	36,114
	Citigroup Inc.	6.500%	8/19/13	16,390	17,856
	Citigroup Inc.	6.000%	12/13/13	16,140	17,523
	Citigroup Inc.	5.125%	5/5/14	7,550	8,045
	Citigroup Inc.	6.375%	8/12/14	8,665	9,537
	Citigroup Inc.	5.000%	9/15/14	37,676	39,351
	Citigroup Inc.	5.500%	10/15/14	15,850	17,199
	Citigroup Inc.	6.010%	1/15/15	9,100	9,977
	Citigroup Inc.	4.750%	5/19/15	275	291
	Citigroup Inc.	4.700%	5/29/15	3,350	3,516
	Citigroup Inc.	4.587%	12/15/15	475	497
	Citigroup Inc.	5.300%	1/7/16	19,100	20,455
	Citigroup Inc.	3.953%	6/15/16	175	179
	Citigroup Inc.	5.500%	2/15/17	4,050	4,238
	Citigroup Inc.	6.000%	8/15/17	15,525	16,990
	Citigroup Inc.	6.125%	11/21/17	11,375	12,548
	Citigroup Inc.	6.125%	5/15/18	8,300	9,104
	Citigroup Inc.	8.500%	5/22/19	24,455	30,151
	Citigroup Inc.	5.375%	8/9/20	10,225	10,646
	Citigroup Inc.	6.625%	6/15/32	2,025	2,068
	Citigroup Inc.	5.875%	2/22/33	11,475	10,786
	Citigroup Inc.	6.000%	10/31/33	8,400	7,954
	Citigroup Inc.	5.850%	12/11/34	1,750	1,711
	Citigroup Inc.	6.125%	8/25/36	9,525	9,118
	Citigroup Inc.	5.875%	5/29/37	12,657	12,432
	Citigroup Inc.	6.875%	3/5/38	16,630	18,385
	Citigroup Inc.	8.125%	7/15/39	13,090	16,502
	Comerica Bank	5.750%	11/21/16	10,775	12,020
	Comerica Bank	5.200%	8/22/17	4,600	4,865

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comerica Inc.	4.800%	5/1/15	3,225	3,377
	Compass Bank	6.400%	10/1/17	2,275	2,456
	Compass Bank	5.900%	4/1/26	1,725	1,695
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	925	922
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands	2.125%	10/13/15	4,450	4,395
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands	4.500%	1/11/21	21,450	22,002
	Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,915
	Credit Suisse	5.300%	8/13/19	15,000	15,954
	Credit Suisse AG	5.400%	1/14/20	16,040	16,292
4	Credit Suisse AG	5.860%	5/29/49	11,230	10,556
	Credit Suisse New York	5.000%	5/15/13	30,460	32,476
	Credit Suisse New York	5.500%	5/1/14	10,600	11,611
	Credit Suisse New York	3.500%	3/23/15	24,875	25,600
	Credit Suisse New York	6.000%	2/15/18	3,325	3,586
	Credit Suisse New York	4.375%	8/5/20	14,650	14,333
	Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,766
	Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,328
	Credit Suisse USA Inc.	4.875%	1/15/15	7,345	7,934
	Credit Suisse USA Inc.	5.125%	8/15/15	14,755	16,143
	Credit Suisse USA Inc.	7.125%	7/15/32	11,861	14,128
	Deutsche Bank AG	5.375%	10/12/12	13,100	13,826
	Deutsche Bank AG	2.375%	1/11/13	8,250	8,365
	Deutsche Bank AG	4.875%	5/20/13	24,300	25,804
	Deutsche Bank AG	3.450%	3/30/15	14,600	15,059
	Deutsche Bank AG	6.000%	9/1/17	20,531	22,885
	Deutsche Bank AG	3.250%	1/11/16	14,825	14,930
	Deutsche Bank Financial LLC	5.375%	3/2/15	5,950	6,346
	Discover Bank	8.700%	11/18/19	4,400	5,295
	Fifth Third Bancorp	6.250%	5/1/13	5,750	6,216
	Fifth Third Bancorp	3.625%	1/25/16	16,000	16,083
	Fifth Third Bancorp	5.450%	1/15/17	4,900	5,249
	Fifth Third Bancorp	4.500%	6/1/18	1,525	1,503
	Fifth Third Bancorp	8.250%	3/1/38	4,340	5,109
	Fifth Third Bank	4.750%	2/1/15	8,825	9,274
4	Fifth Third Capital Trust IV	6.500%	4/15/67	4,200	4,105
	First Horizon National Corp.	5.375%	12/15/15	13,850	14,745
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,850
	First Tennessee Bank NA	5.050%	1/15/15	2,400	2,488
	First Tennessee Bank NA	5.650%	4/1/16	1,690	1,777
	FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,931
	Golden West Financial Corp.	4.750%	10/1/12	2,790	2,920
	Goldman Sachs Capital I	6.345%	2/15/34	16,175	14,996
	Goldman Sachs Group Inc.	3.625%	8/1/12	4,470	4,602
	Goldman Sachs Group Inc.	5.700%	9/1/12	700	736
	Goldman Sachs Group Inc.	5.450%	11/1/12	10,940	11,560
	Goldman Sachs Group Inc.	4.750%	7/15/13	20,645	21,741
	Goldman Sachs Group Inc.	5.250%	10/15/13	16,430	17,506
	Goldman Sachs Group Inc.	5.150%	1/15/14	13,995	14,878
	Goldman Sachs Group Inc.	6.000%	5/1/14	22,125	24,198
	Goldman Sachs Group Inc.	5.000%	10/1/14	26,382	28,187
	Goldman Sachs Group Inc.	5.125%	1/15/15	16,610	17,765
	Goldman Sachs Group Inc.	3.700%	8/1/15	16,600	16,901
	Goldman Sachs Group Inc.	5.350%	1/15/16	37,950	40,897
	Goldman Sachs Group Inc.	3.625%	2/7/16	15,750	15,912
	Goldman Sachs Group Inc.	5.750%	10/1/16	9,375	10,203
	Goldman Sachs Group Inc.	5.625%	1/15/17	12,005	12,701
	Goldman Sachs Group Inc.	6.250%	9/1/17	27,840	30,510
	Goldman Sachs Group Inc.	5.950%	1/18/18	24,875	26,971
	Goldman Sachs Group Inc.	6.150%	4/1/18	12,910	14,018
	Goldman Sachs Group Inc.	7.500%	2/15/19	5,190	6,020
	Goldman Sachs Group Inc.	5.375%	3/15/20	16,965	17,469

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	6.000%	6/15/20	17,030	18,284
	Goldman Sachs Group Inc.	5.950%	1/15/27	10,935	10,559
	Goldman Sachs Group Inc.	6.125%	2/15/33	13,601	13,607
	Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,278
	Goldman Sachs Group Inc.	6.750%	10/1/37	36,316	36,220
	Goldman Sachs Group Inc.	6.250%	2/1/41	10,395	10,478
5	HBOS plc	6.750%	5/21/18	6,075	5,858
	HSBC Bank USA NA	4.625%	4/1/14	5,825	6,215
	HSBC Bank USA NA	4.875%	8/24/20	12,750	12,755
	HSBC Bank USA NA	5.875%	11/1/34	2,500	2,501
	HSBC Bank USA NA	5.625%	8/15/35	2,300	2,185
	HSBC Holdings plc	5.100%	4/5/21	37,220	38,314
	HSBC Holdings plc	7.625%	5/17/32	925	1,016
	HSBC Holdings plc	7.350%	11/27/32	2,040	2,209
	HSBC Holdings plc	6.500%	5/2/36	18,495	18,983
	HSBC Holdings plc	6.500%	9/15/37	17,200	17,552
	HSBC Holdings plc	6.800%	6/1/38	10,410	10,981
	HSBC USA Inc.	5.000%	9/27/20	5,625	5,535
	Huntington Bancshares Inc.	7.000%	12/15/20	2,200	2,463
5	ICICI Bank Ltd./Bahrain	6.625%	10/3/12	6,400	6,728
	JP Morgan Chase Capital XVII	5.850%	8/1/35	675	665
4	JP Morgan Chase Capital XVIII	6.950%	8/1/66	2,025	1,985
4	JP Morgan Chase Capital XX	6.550%	9/15/66	6,560	6,503
4	JP Morgan Chase Capital XXII	6.450%	1/15/87	15,900	15,858
	JP Morgan Chase Capital XXV	6.800%	10/1/37	10,375	10,223
	JPMorgan Chase & Co.	5.375%	10/1/12	19,995	21,098
	JPMorgan Chase & Co.	5.750%	1/2/13	6,386	6,793
	JPMorgan Chase & Co.	4.750%	5/1/13	23,860	25,358
	JPMorgan Chase & Co.	1.650%	9/30/13	2,875	2,900
	JPMorgan Chase & Co.	4.875%	3/15/14	18,100	19,356
	JPMorgan Chase & Co.	4.650%	6/1/14	40,591	43,510
	JPMorgan Chase & Co.	5.125%	9/15/14	21,412	23,095
	JPMorgan Chase & Co.	3.700%	1/20/15	5,450	5,646
	JPMorgan Chase & Co.	4.750%	3/1/15	3,900	4,157
	JPMorgan Chase & Co.	5.250%	5/1/15	5,575	6,016
	JPMorgan Chase & Co.	3.400%	6/24/15	24,625	25,241
	JPMorgan Chase & Co.	5.150%	10/1/15	8,190	8,868
	JPMorgan Chase & Co.	2.600%	1/15/16	12,425	12,201
	JPMorgan Chase & Co.	3.450%	3/1/16	775	788
	JPMorgan Chase & Co.	3.150%	7/5/16	10,800	10,855
	JPMorgan Chase & Co.	6.125%	6/27/17	10,700	11,940
	JPMorgan Chase & Co.	6.000%	1/15/18	4,410	4,934
	JPMorgan Chase & Co.	6.300%	4/23/19	8,925	10,021
	JPMorgan Chase & Co.	4.400%	7/22/20	4,575	4,501
	JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,590
	JPMorgan Chase & Co.	6.400%	5/15/38	74,519	84,203
	JPMorgan Chase & Co.	5.500%	10/15/40	19,850	19,818
	JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,791
	JPMorgan Chase Bank NA	6.000%	7/5/17	825	911
	JPMorgan Chase Bank NA	6.000%	10/1/17	65	72
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	7,325	7,306
	KeyBank NA	5.500%	9/17/12	5,750	6,049
	KeyBank NA	5.800%	7/1/14	2,825	3,084
	KeyBank NA	4.950%	9/15/15	4,675	4,971
	KeyBank NA	5.450%	3/3/16	6,275	6,794
	KeyBank NA	6.950%	2/1/28	1,925	2,100
	KeyCorp	6.500%	5/14/13	4,625	5,028
	KeyCorp	5.100%	3/24/21	775	785
5	Lloyds TSB Bank plc	4.375%	1/12/15	9,640	9,818
	Lloyds TSB Bank plc	4.875%	1/21/16	4,825	4,922
5	Lloyds TSB Bank plc	5.800%	1/13/20	9,425	9,197
	Lloyds TSB Bank plc	6.375%	1/21/21	20,000	20,804
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	925	954
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	1,250	1,323

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	159
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	7,050	8,126
4	Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	447
	MBNA Corp.	6.125%	3/1/13	4,075	4,368
	MBNA Corp.	5.000%	6/15/15	4,775	5,055
	Mellon Funding Corp.	5.000%	12/1/14	5,975	6,538
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	10,900	11,437
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,805	15,689
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	22,811
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	12,250
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,630
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,779	18,759
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	4,935
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	21,625	22,106
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,825	16,136
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	36,446	40,300
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,551
	Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	656
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	15,250	14,942
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	5,475	5,152
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	11,723	12,993
	Morgan Stanley	5.750%	8/31/12	9,415	9,915
	Morgan Stanley	5.300%	3/1/13	23,961	25,405
	Morgan Stanley	6.750%	10/15/13	600	657
	Morgan Stanley	2.875%	1/24/14	11,800	11,922
	Morgan Stanley	4.750%	4/1/14	27,917	29,113
	Morgan Stanley	6.000%	5/13/14	21,485	23,416
	Morgan Stanley	4.200%	11/20/14	15,675	16,221
	Morgan Stanley	4.100%	1/26/15	13,425	13,764
	Morgan Stanley	6.000%	4/28/15	50,560	54,674
	Morgan Stanley	4.000%	7/24/15	3,750	3,812
	Morgan Stanley	5.375%	10/15/15	6,400	6,841
	Morgan Stanley	3.450%	11/2/15	4,825	4,811
	Morgan Stanley	3.800%	4/29/16	525	525
	Morgan Stanley	5.750%	10/18/16	15,300	16,352
	Morgan Stanley	5.450%	1/9/17	10,860	11,434
	Morgan Stanley	5.550%	4/27/17	3,305	3,484
	Morgan Stanley	6.250%	8/28/17	560	605
	Morgan Stanley	5.950%	12/28/17	16,475	17,651
	Morgan Stanley	6.625%	4/1/18	34,285	37,704
	Morgan Stanley	7.300%	5/13/19	11,560	12,934
	Morgan Stanley	5.625%	9/23/19	26,425	26,972
	Morgan Stanley	5.750%	1/25/21	14,375	14,834
	Morgan Stanley	6.250%	8/9/26	15,125	15,819
	Morgan Stanley	7.250%	4/1/32	15,352	17,810
	National City Bank	4.625%	5/1/13	2,500	2,639
	National City Corp.	4.900%	1/15/15	1,425	1,546
	National City Corp.	6.875%	5/15/19	875	1,009
4	National City Preferred Capital Trust I	12.000%	12/29/49	5,850	6,347
	NB Capital Trust II	7.830%	12/15/26	8,650	8,780
	North Fork Bancorporation Inc.	5.875%	8/15/12	150	156
	Northern Trust Co.	6.500%	8/15/18	1,125	1,296
	Northern Trust Corp.	5.500%	8/15/13	1,350	1,473
	Northern Trust Corp.	4.625%	5/1/14	4,200	4,571
	Northern Trust Corp.	3.450%	11/4/20	750	714
	Paribas/New York	6.950%	7/22/13	900	972
	PNC Bank NA	4.875%	9/21/17	8,425	9,032
	PNC Bank NA	6.000%	12/7/17	1,100	1,235
	PNC Funding Corp.	3.625%	2/8/15	19,625	20,564
	PNC Funding Corp.	4.250%	9/21/15	4,750	5,068
	PNC Funding Corp.	5.250%	11/15/15	8,525	9,238
	PNC Funding Corp.	5.625%	2/1/17	975	1,067
	PNC Funding Corp.	6.700%	6/10/19	6,934	8,154

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PNC Funding Corp.	5.125%	2/8/20	5,600	5,941
	PNC Funding Corp.	4.375%	8/11/20	175	176
	Royal Bank of Canada	2.100%	7/29/13	15,400	15,781
	Royal Bank of Canada	2.625%	12/15/15	5,400	5,471
	Royal Bank of Canada	2.875%	4/19/16	8,300	8,466
	Royal Bank of Scotland Group plc	5.000%	10/1/14	666	660
	Royal Bank of Scotland Group plc	5.050%	1/8/15	7,860	7,803
	Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	25,433
	Royal Bank Of Scotland NV	4.650%	6/4/18	225	226
	Royal Bank of Scotland plc	3.400%	8/23/13	9,950	10,174
	Royal Bank of Scotland plc	3.250%	1/11/14	9,550	9,676
5	Royal Bank of Scotland plc	4.875%	8/25/14	1,700	1,774
	Royal Bank of Scotland plc	4.875%	3/16/15	6,100	6,323
	Royal Bank of Scotland plc	3.950%	9/21/15	1,440	1,444
	Royal Bank of Scotland plc	4.375%	3/16/16	5,850	5,886
	Royal Bank of Scotland plc	5.625%	8/24/20	13,825	13,732
	Royal Bank of Scotland plc	6.125%	1/11/21	18,750	19,164
	Santander Holdings USA Inc.	4.625%	4/19/16	9,075	9,127
	Santander UK plc	7.950%	10/26/29	4,500	4,907
	SouthTrust Corp.	5.800%	6/15/14	2,550	2,764
	Sovereign Bank	8.750%	5/30/18	1,595	1,835
	Sovereign Bank	5.125%	3/15/13	2,275	2,353
4,5	Standard Chartered plc	6.409%	12/31/49	5,825	5,490
	State Street Bank and Trust Co.	5.300%	1/15/16	2,800	3,086
	State Street Corp.	4.300%	5/30/14	3,900	4,192
	State Street Corp.	2.875%	3/7/16	23,100	23,418
	State Street Corp.	4.956%	3/15/18	3,875	4,076
	State Street Corp.	4.375%	3/7/21	400	404
	SunTrust Bank	7.250%	3/15/18	1,000	1,149
	SunTrust Bank	5.000%	9/1/15	39	42
	SunTrust Banks Inc.	5.250%	11/5/12	6,100	6,420
	SunTrust Banks Inc.	3.600%	4/15/16	5,000	5,057
	SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,777
4	SunTrust Capital VIII	6.100%	12/1/66	2,102	2,044
	UBS AG	2.250%	8/12/13	19,750	20,031
	UBS AG	2.250%	1/28/14	150	151
	UBS AG	3.875%	1/15/15	340	356
	UBS AG	7.000%	10/15/15	2,500	2,768
	UBS AG	5.875%	7/15/16	3,525	3,818
	UBS AG	7.375%	6/15/17	3,300	3,813
	UBS AG	5.875%	12/20/17	28,849	31,590
	UBS AG	5.750%	4/25/18	10,217	11,082
	UBS AG	4.875%	8/4/20	27,860	28,382
	UFJ Finance Aruba AEC	6.750%	7/15/13	20,950	23,076
	Union Bank NA	5.950%	5/11/16	3,875	4,271
	Union Bank NA	3.000%	6/6/16	1,300	1,299
	UnionBanCal Corp.	5.250%	12/16/13	2,105	2,261
	US Bancorp	2.000%	6/14/13	15,250	15,551
	US Bancorp	4.200%	5/15/14	775	833
	US Bancorp	3.150%	3/4/15	1,450	1,504
	US Bancorp	3.442%	2/1/16	6,150	6,236
	US Bancorp	4.125%	5/24/21	6,000	6,007
	US Bank NA	6.300%	2/4/14	8,750	9,751
	US Bank NA	4.950%	10/30/14	12,021	13,144
	USB Capital XIII Trust	6.625%	12/15/39	875	884
	Wachovia Bank NA	4.800%	11/1/14	1,400	1,494
	Wachovia Bank NA	4.875%	2/1/15	15,250	16,361
	Wachovia Bank NA	5.000%	8/15/15	960	1,028
	Wachovia Bank NA	6.000%	11/15/17	8,025	8,904
	Wachovia Bank NA	5.850%	2/1/37	16,225	16,396
	Wachovia Bank NA	6.600%	1/15/38	12,810	14,169
	Wachovia Corp.	5.300%	10/15/11	5,175	5,242
	Wachovia Corp.	5.500%	5/1/13	6,500	6,977
	Wachovia Corp.	4.875%	2/15/14	10,990	11,690

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wachovia Corp.	5.250%	8/1/14	7,112	7,653
	Wachovia Corp.	5.625%	10/15/16	12,765	13,881
	Wachovia Corp.	5.750%	6/15/17	28,875	32,250
	Wachovia Corp.	5.750%	2/1/18	1,325	1,467
	Wachovia Corp.	6.605%	10/1/25	175	191
	Wachovia Corp.	7.500%	4/15/35	925	1,077
	Wachovia Corp.	5.500%	8/1/35	4,185	3,986
	Wachovia Corp.	6.550%	10/15/35	625	667
	Wells Fargo & Co.	5.125%	9/1/12	3,450	3,609
	Wells Fargo & Co.	5.250%	10/23/12	39,625	41,880
	Wells Fargo & Co.	4.375%	1/31/13	9,775	10,247
	Wells Fargo & Co.	4.950%	10/16/13	3,825	4,061
	Wells Fargo & Co.	5.000%	11/15/14	171	184
	Wells Fargo & Co.	3.625%	4/15/15	7,250	7,539
	Wells Fargo & Co.	3.676%	6/15/16	10,625	10,987
	Wells Fargo & Co.	5.625%	12/11/17	21,425	23,740
	Wells Fargo & Co.	4.600%	4/1/21	18,350	18,508
	Wells Fargo & Co.	5.375%	2/7/35	4,250	4,247
	Wells Fargo Bank NA	4.750%	2/9/15	13,825	14,735
	Wells Fargo Bank NA	5.750%	5/16/16	7,900	8,706
	Wells Fargo Bank NA	5.950%	8/26/36	12,625	12,788
4	Wells Fargo Capital X	5.950%	12/1/86	3,725	3,716
4	Wells Fargo Capital XIII	7.700%	12/29/49	11,895	12,163
4	Wells Fargo Capital XV	9.750%	12/29/49	7,980	8,379
	Wells Fargo Financial Inc.	5.500%	8/1/12	3,425	3,603
	Westpac Banking Corp.	2.250%	11/19/12	8,875	9,035
	Westpac Banking Corp.	2.100%	8/2/13	4,675	4,732
	Westpac Banking Corp.	1.850%	12/9/13	8,625	8,705
	Westpac Banking Corp.	4.200%	2/27/15	15,075	15,913
	Westpac Banking Corp.	3.000%	8/4/15	17,350	17,496
	Westpac Banking Corp.	4.875%	11/19/19	12,100	12,568
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.650%	11/15/15	7,850	8,844
	Ameriprise Financial Inc.	7.300%	6/28/19	400	480
	Ameriprise Financial Inc.	5.300%	3/15/20	2,025	2,160
4	Ameriprise Financial Inc.	7.518%	6/1/66	575	604
	BlackRock Inc.	2.250%	12/10/12	5,300	5,413
	BlackRock Inc.	3.500%	12/10/14	4,275	4,515
	BlackRock Inc.	6.250%	9/15/17	3,375	3,912
	BlackRock Inc.	5.000%	12/10/19	625	664
	BlackRock Inc.	4.250%	5/24/21	1,125	1,099
	Charles Schwab Corp.	4.950%	6/1/14	9,450	10,332
	Charles Schwab Corp.	4.450%	7/22/20	4,550	4,621
5	FMR LLC	7.490%	6/15/19	800	931
	Franklin Resources Inc.	2.000%	5/20/13	6,825	6,944
	Franklin Resources Inc.	3.125%	5/20/15	3,700	3,851
	Franklin Resources Inc.	4.625%	5/20/20	1,950	2,023
	Invesco Ltd.	5.375%	2/27/13	25	27
	Jefferies Group Inc.	5.125%	4/13/18	16,325	16,242
	Jefferies Group Inc.	8.500%	7/15/19	8,895	10,532
	Jefferies Group Inc.	6.875%	4/15/21	3,400	3,641
	Jefferies Group Inc.	6.450%	6/8/27	13,560	13,373
	Jefferies Group Inc.	6.250%	1/15/36	7,500	6,918
	Lazard Group LLC	7.125%	5/15/15	2,150	2,397
	Lazard Group LLC	6.850%	6/15/17	7,425	8,162
	Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,190
	Nomura Holdings Inc.	6.700%	3/4/20	8,850	9,656
	Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,032
	TD Ameritrade Holding Corp.	2.950%	12/1/12	2,025	2,072
	TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,887
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,580
	Finance Companies (0.8%)
	Block Financial LLC	7.875%	1/15/13	1,675	1,775

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
^	Block Financial LLC	5.125%	10/30/14	13,570	14,016
	Discover Financial Services	6.450%	6/12/17	1,825	2,020
	Discover Financial Services	10.250%	7/15/19	917	1,184
	GATX Corp.	4.750%	10/1/12	2,650	2,758
4	GE Capital Trust I	6.375%	11/15/67	10,475	10,711
	General Electric Capital Corp.	3.500%	8/13/12	20,200	20,807
	General Electric Capital Corp.	5.250%	10/19/12	59,115	62,411
	General Electric Capital Corp.	2.800%	1/8/13	10,500	10,764
	General Electric Capital Corp.	5.450%	1/15/13	41,525	44,178
	General Electric Capital Corp.	4.800%	5/1/13	24,125	25,616
	General Electric Capital Corp.	2.100%	1/7/14	3,050	3,087
	General Electric Capital Corp.	5.900%	5/13/14	4,850	5,379
	General Electric Capital Corp.	5.500%	6/4/14	14,400	15,838
	General Electric Capital Corp.	5.650%	6/9/14	9,000	9,922
	General Electric Capital Corp.	3.750%	11/14/14	28,250	29,749
	General Electric Capital Corp.	3.500%	6/29/15	2,500	2,589
	General Electric Capital Corp.	4.375%	9/21/15	6,900	7,345
	General Electric Capital Corp.	2.250%	11/9/15	7,089	6,979
	General Electric Capital Corp.	2.950%	5/9/16	8,675	8,702
	General Electric Capital Corp.	5.400%	2/15/17	32,825	35,835
	General Electric Capital Corp.	5.625%	9/15/17	3,313	3,647
	General Electric Capital Corp.	5.625%	5/1/18	33,084	36,223
	General Electric Capital Corp.	6.000%	8/7/19	11,650	12,849
	General Electric Capital Corp.	5.500%	1/8/20	4,600	4,932
	General Electric Capital Corp.	5.550%	5/4/20	8,550	9,153
	General Electric Capital Corp.	5.300%	2/11/21	5,575	5,800
	General Electric Capital Corp.	6.750%	3/15/32	35,731	39,463
	General Electric Capital Corp.	6.150%	8/7/37	20,500	21,120
	General Electric Capital Corp.	5.875%	1/14/38	40,775	40,799
	General Electric Capital Corp.	6.875%	1/10/39	34,050	38,186
4	General Electric Capital Corp.	6.375%	11/15/67	13,580	13,886
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,982
	HSBC Finance Corp.	6.375%	11/27/12	15,522	16,614
	HSBC Finance Corp.	4.750%	7/15/13	3,075	3,251
	HSBC Finance Corp.	5.250%	1/15/14	5,725	6,166
	HSBC Finance Corp.	5.000%	6/30/15	15,200	16,316
	HSBC Finance Corp.	5.500%	1/19/16	11,921	13,028
5	HSBC Finance Corp.	6.676%	1/15/21	35,924	36,959
5	International Lease Finance Corp.	6.500%	9/1/14	170	180
5	International Lease Finance Corp.	6.750%	9/1/16	830	880
	SLM Corp.	5.400%	10/25/11	12,325	12,452
	SLM Corp.	5.375%	1/15/13	4,175	4,309
	SLM Corp.	5.000%	10/1/13	4,485	4,667
	SLM Corp.	5.375%	5/15/14	2,515	2,578
	SLM Corp.	5.050%	11/14/14	2,335	2,342
	SLM Corp.	5.000%	4/15/15	30	30
	SLM Corp.	6.250%	1/25/16	7,075	7,362
	SLM Corp.	8.450%	6/15/18	17,500	18,856
	SLM Corp.	8.000%	3/25/20	6,710	7,205
	SLM Corp.	5.625%	8/1/33	8,115	6,829
	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	2,035	2,623
	ACE INA Holdings Inc.	5.875%	6/15/14	900	1,007
	ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,820
	ACE INA Holdings Inc.	2.600%	11/23/15	5,910	5,915
	ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,259
	ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,394
	ACE INA Holdings Inc.	5.900%	6/15/19	1,950	2,183
	AEGON Funding Co. LLC	5.750%	12/15/20	1,075	1,142
	Aegon NV	4.750%	6/1/13	1,900	2,004
	Aetna Inc.	6.000%	6/15/16	9,650	11,051
	Aetna Inc.	6.500%	9/15/18	2,175	2,531
	Aetna Inc.	6.625%	6/15/36	8,075	9,015

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aetna Inc.	6.750%	12/15/37	5,160	5,833
	Aflac Inc.	8.500%	5/15/19	500	612
	Aflac Inc.	6.900%	12/17/39	825	860
	Aflac Inc.	6.450%	8/15/40	250	248
	Alleghany Corp.	5.625%	9/15/20	1,700	1,736
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	15,503	17,782
	Allstate Corp.	5.000%	8/15/14	6,325	6,974
	Allstate Corp.	6.125%	12/15/32	2,450	2,587
	Allstate Corp.	5.350%	6/1/33	895	859
	Allstate Corp.	5.550%	5/9/35	2,936	2,852
4	Allstate Corp.	6.500%	5/15/57	4,475	4,441
4	Allstate Corp.	6.125%	5/15/67	2,831	2,774
	Allstate Life Global Funding Trusts	5.375%	4/30/13	21,900	23,575
	Alterra Finance LLC	6.250%	9/30/20	2,225	2,269
	American Financial Group Inc.	9.875%	6/15/19	8,864	10,996
	American International Group Inc.	4.250%	5/15/13	18,551	19,185
	American International Group Inc.	5.050%	10/1/15	3,200	3,313
	American International Group Inc.	5.600%	10/18/16	2,000	2,090
	American International Group Inc.	5.450%	5/18/17	7,425	7,754
	American International Group Inc.	5.850%	1/16/18	12,770	13,175
	American International Group Inc.	8.250%	8/15/18	3,325	3,853
	American International Group Inc.	6.400%	12/15/20	15,040	16,176
	American International Group Inc.	6.250%	5/1/36	13,860	13,997
	American International Group Inc.	6.250%	3/15/37	5,625	5,105
4	American International Group Inc.	8.175%	5/15/68	26,550	28,939
	AON Corp.	3.500%	9/30/15	5,325	5,483
	AON Corp.	5.000%	9/30/20	3,200	3,278
	AON Corp.	8.205%	1/1/27	1,025	1,170
	AON Corp.	6.250%	9/30/40	3,550	3,716
	Arch Capital Group Ltd.	7.350%	5/1/34	2,875	3,065
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,143
	Assurant Inc.	5.625%	2/15/14	3,225	3,423
	Assurant Inc.	6.750%	2/15/34	3,715	3,706
	AXA SA	8.600%	12/15/30	13,107	15,518
	Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,324
	Axis Specialty Finance LLC	5.875%	6/1/20	21,900	22,364
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	14,658	15,625
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,463
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	300	303
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,580	6,167
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,750	13,010
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	6,700	6,969
	Berkshire Hathaway Inc.	2.125%	2/11/13	14,575	14,914
	Berkshire Hathaway Inc.	3.200%	2/11/15	9,085	9,461
	Chubb Corp.	5.200%	4/1/13	1,575	1,681
	Chubb Corp.	5.750%	5/15/18	5,375	6,023
	Chubb Corp.	6.000%	5/11/37	7,945	8,297
	Chubb Corp.	6.500%	5/15/38	1,900	2,099
4	Chubb Corp.	6.375%	3/29/67	11,075	11,226
	CIGNA Corp.	5.125%	6/15/20	2,075	2,167
	CIGNA Corp.	4.375%	12/15/20	3,550	3,511
	CIGNA Corp.	4.500%	3/15/21	875	872
	CIGNA Corp.	7.875%	5/15/27	1,025	1,209
	CIGNA Corp.	6.150%	11/15/36	8,675	8,992
	CIGNA Corp.	5.875%	3/15/41	2,200	2,171
	Cincinnati Financial Corp.	6.920%	5/15/28	625	665
	Cincinnati Financial Corp.	6.125%	11/1/34	3,500	3,375
	CNA Financial Corp.	5.850%	12/15/14	4,025	4,356
	CNA Financial Corp.	6.500%	8/15/16	8,625	9,620
	CNA Financial Corp.	7.350%	11/15/19	8,125	9,255
	CNA Financial Corp.	5.875%	8/15/20	2,125	2,209
	CNA Financial Corp.	5.750%	8/15/21	600	622
	Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,234
	Coventry Health Care Inc.	5.450%	6/15/21	1,600	1,637

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	6,672
	Genworth Financial Inc.	5.750%	6/15/14	2,496	2,615
	Genworth Financial Inc.	4.950%	10/1/15	950	963
	Genworth Financial Inc.	8.625%	12/15/16	8,450	9,401
	Genworth Financial Inc.	7.700%	6/15/20	500	511
	Genworth Financial Inc.	7.200%	2/15/21	4,100	4,094
	Genworth Financial Inc.	6.500%	6/15/34	5,775	5,205
	Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,340
	Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,258
	Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,736
	Hartford Financial Services Group Inc.	6.300%	3/15/18	900	973
	Hartford Financial Services Group Inc.	6.000%	1/15/19	1,325	1,412
	Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	2,069
	Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	3,656
	HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,612
	Humana Inc.	6.450%	6/1/16	175	199
	Humana Inc.	7.200%	6/15/18	6,375	7,383
	Humana Inc.	6.300%	8/1/18	200	222
	Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,699
	Lincoln National Corp.	5.650%	8/27/12	2,475	2,593
	Lincoln National Corp.	4.300%	6/15/15	250	263
	Lincoln National Corp.	8.750%	7/1/19	127	160
	Lincoln National Corp.	6.150%	4/7/36	6,950	7,020
	Lincoln National Corp.	7.000%	6/15/40	3,150	3,547
4	Lincoln National Corp.	7.000%	5/17/66	15,950	15,768
4	Lincoln National Corp.	6.050%	4/20/67	700	665
	Loews Corp.	5.250%	3/15/16	3,200	3,498
	Loews Corp.	6.000%	2/1/35	625	607
	Manulife Financial Corp.	3.400%	9/17/15	10,500	10,846
	Manulife Financial Corp.	4.900%	9/17/20	16,225	16,199
	Markel Corp.	7.125%	9/30/19	6,625	7,522
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	800	880
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	11,121	12,419
	Marsh & McLennan Cos. Inc.	9.250%	4/15/19	8,150	10,376
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	400	388
	MetLife Inc.	5.375%	12/15/12	6,050	6,414
	MetLife Inc.	5.000%	11/24/13	4,425	4,758
	MetLife Inc.	2.375%	2/6/14	9,725	9,914
	MetLife Inc.	5.000%	6/15/15	3,926	4,272
	MetLife Inc.	6.750%	6/1/16	3,900	4,527
	MetLife Inc.	7.717%	2/15/19	1,845	2,219
	MetLife Inc.	4.750%	2/8/21	3,640	3,676
	MetLife Inc.	6.500%	12/15/32	2,700	2,940
	MetLife Inc.	6.375%	6/15/34	2,375	2,556
	MetLife Inc.	5.700%	6/15/35	725	716
	MetLife Inc.	5.875%	2/6/41	11,640	11,647
4	MetLife Inc.	6.400%	12/15/66	16,612	16,113
5	Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,787
4	Nationwide Financial Services	6.750%	5/15/67	550	513
	OneBeacon US Holdings Inc.	5.875%	5/15/13	565	592
	PartnerRe Finance B LLC	5.500%	6/1/20	11,759	11,941
	Principal Financial Group Inc.	7.875%	5/15/14	650	750
	Principal Financial Group Inc.	8.875%	5/15/19	4	5
	Principal Financial Group Inc.	6.050%	10/15/36	3,275	3,418
	Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,560
	Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	5,975
	Principal Life Income Funding Trusts	5.100%	4/15/14	3,925	4,290
	Progressive Corp.	6.625%	3/1/29	4,700	5,252
	Progressive Corp.	6.250%	12/1/32	225	241
4	Progressive Corp.	6.700%	6/15/67	7,400	7,668
	Protective Life Corp.	7.375%	10/15/19	5,995	6,785
	Protective Life Corp.	8.450%	10/15/39	5,100	5,684
	Prudential Financial Inc.	3.625%	9/17/12	7,550	7,780
	Prudential Financial Inc.	5.150%	1/15/13	2,145	2,261

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Prudential Financial Inc.	4.500%	7/15/13	6,225	6,567
	Prudential Financial Inc.	4.750%	4/1/14	1,875	2,017
	Prudential Financial Inc.	5.100%	9/20/14	12,916	14,067
	Prudential Financial Inc.	3.875%	1/14/15	11,250	11,726
	Prudential Financial Inc.	6.200%	1/15/15	5,150	5,763
	Prudential Financial Inc.	4.750%	9/17/15	2,825	3,032
	Prudential Financial Inc.	5.500%	3/15/16	675	741
	Prudential Financial Inc.	6.100%	6/15/17	1,050	1,179
	Prudential Financial Inc.	6.000%	12/1/17	3,750	4,208
	Prudential Financial Inc.	5.375%	6/21/20	2,475	2,609
	Prudential Financial Inc.	5.750%	7/15/33	900	865
	Prudential Financial Inc.	5.400%	6/13/35	3,975	3,664
	Prudential Financial Inc.	5.900%	3/17/36	5,182	5,102
	Prudential Financial Inc.	5.700%	12/14/36	10,525	10,049
	Prudential Financial Inc.	6.625%	6/21/40	5,325	5,650
	Prudential Financial Inc.	6.200%	11/15/40	4,350	4,367
	Prudential Financial Inc.	5.625%	5/12/41	125	119
4	Prudential Financial Inc.	8.875%	6/15/68	750	877
4	Reinsurance Group of America Inc.	6.750%	12/15/65	6,950	6,573
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	1,325	1,431
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,775
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	5,975	7,095
	Torchmark Corp.	6.375%	6/15/16	3,500	3,838
	Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	15,729
	Travelers Cos. Inc.	5.500%	12/1/15	1,425	1,594
	Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,013
	Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,287
	Travelers Cos. Inc.	5.800%	5/15/18	150	166
	Travelers Cos. Inc.	5.900%	6/2/19	14,000	15,597
	Travelers Cos. Inc.	3.900%	11/1/20	400	383
	Travelers Cos. Inc.	6.250%	6/15/37	15,725	16,732
	Travelers Cos. Inc.	5.350%	11/1/40	2,370	2,242
	Travelers Property Casualty Corp.	5.000%	3/15/13	225	240
	Travelers Property Casualty Corp.	6.375%	3/15/33	325	353
	UnitedHealth Group Inc.	5.500%	11/15/12	7,600	8,068
	UnitedHealth Group Inc.	4.875%	2/15/13	2,350	2,489
	UnitedHealth Group Inc.	4.875%	4/1/13	2,850	3,026
	UnitedHealth Group Inc.	4.875%	3/15/15	4,781	5,218
	UnitedHealth Group Inc.	5.375%	3/15/16	200	224
	UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,507
	UnitedHealth Group Inc.	6.000%	2/15/18	33,655	38,177
	UnitedHealth Group Inc.	3.875%	10/15/20	170	166
	UnitedHealth Group Inc.	4.700%	2/15/21	500	517
	UnitedHealth Group Inc.	5.800%	3/15/36	2,275	2,290
	UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,480
	UnitedHealth Group Inc.	6.625%	11/15/37	3,475	3,854
	UnitedHealth Group Inc.	6.875%	2/15/38	3,705	4,225
	UnitedHealth Group Inc.	5.700%	10/15/40	170	168
	Unum Group	7.125%	9/30/16	3,425	3,943
	Unum Group	5.625%	9/15/20	2,200	2,289
	Validus Holdings Ltd.	8.875%	1/26/40	3,000	3,185
	WellPoint Inc.	6.800%	8/1/12	2,085	2,217
	WellPoint Inc.	6.000%	2/15/14	2,225	2,477
	WellPoint Inc.	5.000%	12/15/14	3,525	3,875
	WellPoint Inc.	5.250%	1/15/16	9,836	10,946
	WellPoint Inc.	5.875%	6/15/17	375	428
	WellPoint Inc.	7.000%	2/15/19	210	250
	WellPoint Inc.	4.350%	8/15/20	2,600	2,625
	WellPoint Inc.	5.950%	12/15/34	6,075	6,253
	WellPoint Inc.	5.850%	1/15/36	5,960	6,061
	WellPoint Inc.	6.375%	6/15/37	1,030	1,119
	WellPoint Inc.	5.800%	8/15/40	1,700	1,707
	Willis North America Inc.	5.625%	7/15/15	3,825	4,125
	Willis North America Inc.	6.200%	3/28/17	2,495	2,719

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Willis North America Inc.	7.000%	9/29/19	20,300	22,405
WR Berkley Corp.	5.375%	9/15/20	950	954
XL Group plc	5.250%	9/15/14	5,625	6,026
XL Group plc	6.375%	11/15/24	525	541
XL Group plc	6.250%	5/15/27	8,025	8,088
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	8,450	9,181
CME Group Inc.	5.750%	2/15/14	3,225	3,583
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,312
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,500	2,470
NYSE Euronext	4.800%	6/28/13	4,435	4,737
ORIX Corp.	5.000%	1/12/16	4,835	5,019
XTRA Finance Corp.	5.150%	4/1/17	12,925	14,286
Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	925	997
AvalonBay Communities Inc.	6.125%	11/1/12	422	449
AvalonBay Communities Inc.	5.750%	9/15/16	825	927
Boston Properties LP	5.625%	4/15/15	5,175	5,726
Boston Properties LP	5.625%	11/15/20	8,925	9,565
Boston Properties LP	4.125%	5/15/21	1,280	1,221
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,070
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,495
Brandywine Operating Partnership LP	5.700%	5/1/17	4,580	4,875
Camden Property Trust	5.700%	5/15/17	5,025	5,563
CommonWealth REIT	6.250%	8/15/16	1,425	1,556
CommonWealth REIT	6.250%	6/15/17	5,075	5,550
CommonWealth REIT	5.875%	9/15/20	3,200	3,297
Digital Realty Trust LP	4.500%	7/15/15	2,400	2,487
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,104
Digital Realty Trust LP	5.250%	3/15/21	8,170	8,102
Duke Realty LP	6.250%	5/15/13	800	859
Duke Realty LP	7.375%	2/15/15	8,425	9,590
Duke Realty LP	5.950%	2/15/17	4,200	4,592
Duke Realty LP	8.250%	8/15/19	3,600	4,348
Duke Realty LP	6.750%	3/15/20	1,025	1,148
ERP Operating LP	5.500%	10/1/12	3,050	3,219
ERP Operating LP	5.250%	9/15/14	1,700	1,861
ERP Operating LP	5.125%	3/15/16	825	897
ERP Operating LP	5.375%	8/1/16	3,125	3,421
ERP Operating LP	5.750%	6/15/17	1,250	1,390
HCP Inc.	5.650%	12/15/13	9,655	10,452
HCP Inc.	3.750%	2/1/16	16,850	17,133
HCP Inc.	6.300%	9/15/16	2,640	2,951
HCP Inc.	5.625%	5/1/17	100	108
HCP Inc.	6.700%	1/30/18	6,200	6,927
HCP Inc.	6.750%	2/1/41	500	529
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,366
Health Care REIT Inc.	3.625%	3/15/16	1,450	1,458
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,307
Health Care REIT Inc.	4.700%	9/15/17	25	26
Health Care REIT Inc.	4.950%	1/15/21	2,060	2,025
Health Care REIT Inc.	5.250%	1/15/22	4,075	4,056
Health Care REIT Inc.	6.500%	3/15/41	1,900	1,858
Healthcare Realty Trust Inc.	5.750%	1/15/21	600	612
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,618
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,122
Hospitality Properties Trust	6.750%	2/15/13	500	529
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,970
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,367
Kilroy Realty LP	5.000%	11/3/15	3,950	4,124
Kilroy Realty LP	4.800%	7/15/18	5,175	5,096
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,196
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,594

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Liberty Property LP	5.125%	3/2/15	8,400	9,035
Liberty Property LP	5.500%	12/15/16	1,975	2,154
Liberty Property LP	4.750%	10/1/20	225	225
Mack-Cali Realty LP	7.750%	8/15/19	2,200	2,645
National Retail Properties Inc.	6.875%	10/15/17	11,000	12,267
Nationwide Health Properties Inc.	6.250%	2/1/13	4,150	4,411
ProLogis LP	7.625%	8/15/14	600	682
ProLogis LP	4.500%	8/15/17	2,600	2,603
ProLogis LP	7.375%	10/30/19	5,100	5,815
ProLogis LP	6.625%	12/1/19	1,750	1,909
ProLogis LP	6.875%	3/15/20	7,750	8,563
Realty Income Corp.	5.950%	9/15/16	150	166
Realty Income Corp.	6.750%	8/15/19	8,210	9,358
Realty Income Corp.	5.750%	1/15/21	5,175	5,458
Realty Income Corp.	5.875%	3/15/35	360	340
Regency Centers LP	5.250%	8/1/15	2,925	3,159
Senior Housing Properties Trust	4.300%	1/15/16	2,175	2,175
Simon Property Group LP	6.750%	5/15/14	11,480	12,986
Simon Property Group LP	4.200%	2/1/15	1,550	1,646
Simon Property Group LP	5.100%	6/15/15	2,286	2,505
Simon Property Group LP	5.750%	12/1/15	15,350	17,260
Simon Property Group LP	6.100%	5/1/16	1,850	2,107
Simon Property Group LP	5.250%	12/1/16	8,800	9,629
Simon Property Group LP	5.875%	3/1/17	3,250	3,639
Simon Property Group LP	6.125%	5/30/18	4,525	5,074
Simon Property Group LP	5.650%	2/1/20	4,500	4,865
Simon Property Group LP	4.375%	3/1/21	350	345
Simon Property Group LP	6.750%	2/1/40	7,800	8,709
Tanger Properties LP	6.150%	11/15/15	3,525	3,940
UDR Inc.	4.250%	6/1/18	1,200	1,186
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	400	397
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,850	4,723
				6,783,351
Industrial (10.9%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	7,100	8,308
Agrium Inc.	6.125%	1/15/41	1,800	1,872
Airgas Inc.	4.500%	9/15/14	2,325	2,483
Airgas Inc.	3.250%	10/1/15	5,400	5,485
Albemarle Corp.	4.500%	12/15/20	1,300	1,303
Alcoa Inc.	6.000%	7/15/13	5,500	5,991
Alcoa Inc.	5.550%	2/1/17	500	535
Alcoa Inc.	6.750%	7/15/18	200	221
Alcoa Inc.	5.720%	2/23/19	5,288	5,503
Alcoa Inc.	6.150%	8/15/20	12,075	12,737
Alcoa Inc.	5.400%	4/15/21	2,250	2,252
Alcoa Inc.	5.870%	2/23/22	1,787	1,808
Alcoa Inc.	5.900%	2/1/27	12,365	12,069
Alcoa Inc.	6.750%	1/15/28	18,061	18,661
Alcoa Inc.	5.950%	2/1/37	8,275	7,838
Allegheny Technologies Inc.	9.375%	6/1/19	25	32
AngloGold Ashanti Holdings plc	5.375%	4/15/20	6,450	6,337
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,156
ArcelorMittal	5.375%	6/1/13	16,101	17,089
ArcelorMittal	9.000%	2/15/15	8,425	10,052
ArcelorMittal	3.750%	8/5/15	3,400	3,474
ArcelorMittal	6.125%	6/1/18	9,025	9,608
ArcelorMittal	9.850%	6/1/19	12,350	15,646
ArcelorMittal	5.250%	8/5/20	3,600	3,496
ArcelorMittal	5.500%	3/1/21	4,700	4,693
ArcelorMittal	7.000%	10/15/39	11,410	11,520
ArcelorMittal	6.750%	3/1/41	5,425	5,356
5 Barrick Gold Corp.	2.900%	5/30/16	200	201

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barrick Gold Corp.	6.950%	4/1/19	11,574	13,725
	Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,955
	Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,555
	Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,256
5	Barrick North America Finance LLC	4.400%	5/30/21	1,050	1,044
	Barrick North America Finance LLC	7.500%	9/15/38	5,150	6,123
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,175	2,198
	BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	138
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,676	8,199
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,865	9,841
	BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,575	4,031
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	28
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	23,347
	Carpenter Technology Corp.	5.200%	7/15/21	11,175	10,928
	Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,237
^	Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,956
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,253
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,243
	Cliffs Natural Resources Inc.	5.900%	3/15/20	2,850	3,085
	Cliffs Natural Resources Inc.	4.875%	4/1/21	1,300	1,300
	Cliffs Natural Resources Inc.	6.250%	10/1/40	8,200	8,144
	Commercial Metals Co.	6.500%	7/15/17	2,250	2,408
	Commercial Metals Co.	7.350%	8/15/18	5,725	6,126
	Cytec Industries Inc.	8.950%	7/1/17	1,575	1,954
	Dow Chemical Co.	4.850%	8/15/12	16,630	17,355
	Dow Chemical Co.	6.000%	10/1/12	1,680	1,785
	Dow Chemical Co.	7.600%	5/15/14	12,500	14,475
	Dow Chemical Co.	5.900%	2/15/15	31,175	34,959
	Dow Chemical Co.	2.500%	2/15/16	625	621
	Dow Chemical Co.	5.700%	5/15/18	500	552
	Dow Chemical Co.	4.250%	11/15/20	4,892	4,792
	Dow Chemical Co.	7.375%	11/1/29	3,550	4,344
	Dow Chemical Co.	9.400%	5/15/39	11,949	17,698
	Eastman Chemical Co.	3.000%	12/15/15	675	683
	Eastman Chemical Co.	5.500%	11/15/19	2,200	2,361
	Eastman Chemical Co.	4.500%	1/15/21	775	773
	EI du Pont de Nemours & Co.	4.750%	11/15/12	3,320	3,506
	EI du Pont de Nemours & Co.	5.000%	1/15/13	6,333	6,739
	EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,647
	EI du Pont de Nemours & Co.	1.750%	3/25/14	5,000	5,057
	EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,760
	EI du Pont de Nemours & Co.	2.750%	4/1/16	5,000	5,082
	EI du Pont de Nemours & Co.	5.250%	12/15/16	836	945
	EI du Pont de Nemours & Co.	6.000%	7/15/18	6,725	7,746
	EI du Pont de Nemours & Co.	4.625%	1/15/20	2,050	2,154
	EI du Pont de Nemours & Co.	3.625%	1/15/21	5,150	4,951
	EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	2,992
	EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	1,943
	EI du Pont de Nemours & Co.	4.900%	1/15/41	2,275	2,149
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	11,900	12,986
	ICI Wilmington Inc.	5.625%	12/1/13	700	759
	International Paper Co.	5.300%	4/1/15	4,600	5,031
	International Paper Co.	7.950%	6/15/18	10,475	12,438
	International Paper Co.	9.375%	5/15/19	21,600	27,564
	International Paper Co.	7.500%	8/15/21	28,325	33,056
	International Paper Co.	8.700%	6/15/38	1,200	1,494
	International Paper Co.	7.300%	11/15/39	625	675
	Lubrizol Corp.	5.500%	10/1/14	10,125	11,337
	Lubrizol Corp.	8.875%	2/1/19	850	1,102
	Lubrizol Corp.	6.500%	10/1/34	5,285	5,995
	Monsanto Co.	7.375%	8/15/12	1,050	1,128
	Monsanto Co.	2.750%	4/15/16	2,400	2,451
	Monsanto Co.	5.125%	4/15/18	3,100	3,431
	Monsanto Co.	5.875%	4/15/38	1,750	1,914

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,658
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,595
Newmont Mining Corp.	6.250%	10/1/39	23,752	24,518
Nucor Corp.	5.000%	12/1/12	800	844
Nucor Corp.	5.000%	6/1/13	200	215
Nucor Corp.	5.750%	12/1/17	1,100	1,271
Nucor Corp.	5.850%	6/1/18	5,200	5,944
Nucor Corp.	4.125%	9/15/22	325	320
Nucor Corp.	6.400%	12/1/37	4,185	4,789
Placer Dome Inc.	6.450%	10/15/35	2,175	2,308
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,906
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,341
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,200
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	856
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,681
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,100	2,109
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	175
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	6,875
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,293
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	3,631
PPG Industries Inc.	5.750%	3/15/13	3,915	4,205
PPG Industries Inc.	1.900%	1/15/16	6,825	6,628
PPG Industries Inc.	6.650%	3/15/18	8,715	10,255
PPG Industries Inc.	3.600%	11/15/20	750	726
PPG Industries Inc.	7.700%	3/15/38	250	317
Praxair Inc.	1.750%	11/15/12	2,400	2,435
Praxair Inc.	3.950%	6/1/13	775	822
Praxair Inc.	4.375%	3/31/14	2,775	2,999
Praxair Inc.	5.250%	11/15/14	6,850	7,687
Praxair Inc.	4.625%	3/30/15	325	357
Praxair Inc.	3.250%	9/15/15	800	842
Praxair Inc.	5.200%	3/15/17	1,100	1,243
Praxair Inc.	4.500%	8/15/19	2,525	2,682
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	276
Reliance Steel & Aluminum Co.	6.850%	11/15/36	550	542
Rio Tinto Alcan Inc.	4.875%	9/15/12	1,150	1,205
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,232
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	733
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,958
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	11,663
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	22,727	27,269
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	8,725	8,616
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,050	1,048
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,310	7,365
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,786	14,274
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	9,708	9,246
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,125	1,112
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,450	5,398
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	7,625	7,379
Rohm & Haas Co.	5.600%	3/15/13	150	161
Rohm & Haas Co.	6.000%	9/15/17	8,475	9,579
RPM International Inc.	6.125%	10/15/19	1,350	1,445
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,389
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,515
Southern Copper Corp.	5.375%	4/16/20	1,800	1,844
Southern Copper Corp.	7.500%	7/27/35	16,075	16,896
Southern Copper Corp.	6.750%	4/16/40	1,950	1,905
Teck Resources Ltd.	9.750%	5/15/14	3,650	4,412
Teck Resources Ltd.	10.250%	5/15/16	10,475	12,518
Teck Resources Ltd.	3.150%	1/15/17	1,550	1,552
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,146
Teck Resources Ltd.	10.750%	5/15/19	9,300	11,741
Teck Resources Ltd.	4.750%	1/15/22	1,525	1,529
Teck Resources Ltd.	6.125%	10/1/35	4,262	4,305

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Teck Resources Ltd.	6.000%	8/15/40	350	342
	Teck Resources Ltd.	6.250%	7/15/41	4,600	4,649
	Vale Canada Ltd.	5.700%	10/15/15	3,550	3,908
	Vale Canada Ltd.	7.200%	9/15/32	1,175	1,284
	Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,308
	Vale Overseas Ltd.	6.250%	1/23/17	2,750	3,091
	Vale Overseas Ltd.	5.625%	9/15/19	28,250	30,009
	Vale Overseas Ltd.	4.625%	9/15/20	7,700	7,582
	Vale Overseas Ltd.	8.250%	1/17/34	2,450	2,978
	Vale Overseas Ltd.	6.875%	11/21/36	15,454	16,725
	Vale Overseas Ltd.	6.875%	11/10/39	18,320	19,842
	Valspar Corp.	7.250%	6/15/19	1,100	1,283
	WMC Finance USA Ltd.	5.125%	5/15/13	425	458
	Xstrata Canada Corp.	7.250%	7/15/12	3,325	3,514
	Xstrata Canada Corp.	5.375%	6/1/15	350	380
	Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,253
	Xstrata Canada Corp.	5.500%	6/15/17	5,575	6,059
	Capital Goods (1.0%)
	3M Co.	4.500%	11/1/11	425	431
	3M Co.	6.375%	2/15/28	3,650	4,211
	3M Co.	5.700%	3/15/37	5,850	6,402
	Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,163
5	BAE Systems Holdings Inc.	5.200%	8/15/15	600	650
	Bemis Co. Inc.	5.650%	8/1/14	2,625	2,881
	Black & Decker Corp.	8.950%	4/15/14	1,200	1,419
	Black & Decker Corp.	5.750%	11/15/16	2,325	2,650
	Boeing Capital Corp.	5.800%	1/15/13	436	469
	Boeing Capital Corp.	3.250%	10/27/14	700	741
	Boeing Co.	1.875%	11/20/12	6,885	6,999
	Boeing Co.	3.500%	2/15/15	14,150	14,997
	Boeing Co.	6.000%	3/15/19	25	29
	Boeing Co.	4.875%	2/15/20	3,200	3,453
	Boeing Co.	8.750%	8/15/21	800	1,084
	Boeing Co.	7.250%	6/15/25	675	829
	Boeing Co.	8.750%	9/15/31	850	1,150
	Boeing Co.	6.125%	2/15/33	800	910
	Boeing Co.	6.625%	2/15/38	2,180	2,565
	Boeing Co.	6.875%	3/15/39	1,610	1,987
	Boeing Co.	5.875%	2/15/40	3,950	4,325
	Caterpillar Financial Services Corp.	4.850%	12/7/12	300	318
	Caterpillar Financial Services Corp.	1.900%	12/17/12	1,850	1,882
	Caterpillar Financial Services Corp.	4.250%	2/8/13	4,175	4,408
	Caterpillar Financial Services Corp.	6.200%	9/30/13	620	690
	Caterpillar Financial Services Corp.	6.125%	2/17/14	12,175	13,679
	Caterpillar Financial Services Corp.	1.650%	4/1/14	425	430
	Caterpillar Financial Services Corp.	1.375%	5/20/14	300	300
	Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	5,016
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,874
	Caterpillar Financial Services Corp.	2.650%	4/1/16	650	664
	Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	47,838
	Caterpillar Inc.	1.375%	5/27/14	5,550	5,567
	Caterpillar Inc.	3.900%	5/27/21	2,200	2,196
	Caterpillar Inc.	6.625%	7/15/28	2,075	2,507
	Caterpillar Inc.	7.300%	5/1/31	1,100	1,393
	Caterpillar Inc.	6.050%	8/15/36	8,617	9,610
	Caterpillar Inc.	8.250%	12/15/38	800	1,145
	Caterpillar Inc.	5.200%	5/27/41	5,000	4,969
	Caterpillar Inc.	6.950%	5/1/42	950	1,188
	Caterpillar Inc.	7.375%	3/1/97	5,100	6,042
	Cooper US Inc.	5.250%	11/15/12	4,250	4,493
	Cooper US Inc.	5.450%	4/1/15	1,925	2,156
	Cooper US Inc.	2.375%	1/15/16	1,425	1,428
	CRH America Inc.	5.300%	10/15/13	875	935

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CRH America Inc.	4.125%	1/15/16	6,425	6,530
CRH America Inc.	6.000%	9/30/16	12,511	13,694
CRH America Inc.	8.125%	7/15/18	11,750	13,888
CRH America Inc.	5.750%	1/15/21	6,800	7,120
Danaher Corp.	2.300%	6/23/16	1,750	1,746
Danaher Corp.	5.625%	1/15/18	2,375	2,694
Danaher Corp.	5.400%	3/1/19	1,700	1,896
Danaher Corp.	3.900%	6/23/21	1,050	1,046
Deere & Co.	6.950%	4/25/14	6,195	7,186
Deere & Co.	4.375%	10/16/19	4,775	5,034
Deere & Co.	5.375%	10/16/29	8,925	9,465
Deere & Co.	8.100%	5/15/30	3,405	4,622
Deere & Co.	7.125%	3/3/31	925	1,164
Dover Corp.	5.450%	3/15/18	6,650	7,460
Dover Corp.	4.300%	3/1/21	550	566
Dover Corp.	5.375%	10/15/35	550	559
Dover Corp.	6.600%	3/15/38	3,115	3,730
Dover Corp.	5.375%	3/1/41	350	358
Eaton Corp.	4.900%	5/15/13	11,085	11,909
Eaton Corp.	5.600%	5/15/18	2,600	2,902
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	5,087
Embraer Overseas Ltd.	6.375%	1/15/20	4,550	4,921
Emerson Electric Co.	4.625%	10/15/12	6,625	6,954
Emerson Electric Co.	4.500%	5/1/13	2,025	2,160
Emerson Electric Co.	5.250%	10/15/18	6,625	7,364
Emerson Electric Co.	4.875%	10/15/19	4,575	4,982
Emerson Electric Co.	4.250%	11/15/20	425	444
Emerson Electric Co.	6.000%	8/15/32	1,065	1,181
Emerson Electric Co.	6.125%	4/15/39	1,575	1,785
Emerson Electric Co.	5.250%	11/15/39	170	177
General Dynamics Corp.	4.250%	5/15/13	14,815	15,779
General Dynamics Corp.	5.250%	2/1/14	13,025	14,407
General Electric Co.	5.000%	2/1/13	29,990	31,824
General Electric Co.	5.250%	12/6/17	40,062	44,423
Goodrich Corp.	6.125%	3/1/19	1,695	1,924
Goodrich Corp.	4.875%	3/1/20	22,925	24,055
Goodrich Corp.	3.600%	2/1/21	3,775	3,584
Goodrich Corp.	6.800%	7/1/36	80	94
Harsco Corp.	5.750%	5/15/18	19,813	21,975
Honeywell International Inc.	4.250%	3/1/13	1,200	1,271
Honeywell International Inc.	3.875%	2/15/14	425	456
Honeywell International Inc.	5.400%	3/15/16	1,650	1,886
Honeywell International Inc.	5.300%	3/15/17	5,100	5,786
Honeywell International Inc.	5.300%	3/1/18	650	730
Honeywell International Inc.	5.000%	2/15/19	1,825	2,004
Honeywell International Inc.	5.700%	3/15/36	2,425	2,578
Honeywell International Inc.	5.700%	3/15/37	4,125	4,397
Honeywell International Inc.	5.375%	3/1/41	225	230
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,777
Illinois Tool Works Inc.	6.250%	4/1/19	13,475	15,897
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,538
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	16,167
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	6,868
John Deere Capital Corp.	5.250%	10/1/12	850	898
John Deere Capital Corp.	4.950%	12/17/12	3,450	3,660
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,963
John Deere Capital Corp.	2.950%	3/9/15	7,375	7,681
John Deere Capital Corp.	5.500%	4/13/17	250	286
John Deere Capital Corp.	2.800%	9/18/17	5,625	5,633
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,518
Joy Global Inc.	6.000%	11/15/16	1,850	2,076
L-3 Communications Corp.	5.200%	10/15/19	4,650	4,801
L-3 Communications Corp.	4.750%	7/15/20	3,400	3,356
L-3 Communications Corp.	4.950%	2/15/21	12,725	12,667

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lafarge SA	6.500%	7/15/16	7,625	8,229
	Lafarge SA	7.125%	7/15/36	20,175	19,838
	Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,375
	Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,884
	Lockheed Martin Corp.	4.250%	11/15/19	4,650	4,755
	Lockheed Martin Corp.	6.150%	9/1/36	11,500	12,493
	Lockheed Martin Corp.	5.500%	11/15/39	1,850	1,858
5	Lockheed Martin Corp.	5.970%	6/1/40	4,432	4,591
	Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	6,038
	Northrop Grumman Corp.	1.850%	11/15/15	2,500	2,451
	Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,533
	Northrop Grumman Corp.	3.500%	3/15/21	275	260
	Northrop Grumman Corp.	5.050%	11/15/40	7,175	6,746
	Northrop Grumman Systems Corp.	7.750%	2/15/31	381	498
	Owens Corning	6.500%	12/1/16	30,080	32,665
	Owens Corning	7.000%	12/1/36	725	736
	Parker Hannifin Corp.	5.500%	5/15/18	1,375	1,559
	Parker Hannifin Corp.	3.500%	9/15/22	500	479
	Parker Hannifin Corp.	6.250%	5/15/38	4,735	5,472
	Raytheon Co.	6.400%	12/15/18	400	471
	Raytheon Co.	4.400%	2/15/20	2,500	2,581
	Raytheon Co.	3.125%	10/15/20	890	831
	Raytheon Co.	7.200%	8/15/27	3,575	4,428
	Raytheon Co.	4.875%	10/15/40	1,000	919
	Republic Services Inc.	3.800%	5/15/18	4,550	4,545
	Republic Services Inc.	5.500%	9/15/19	17,750	19,271
	Republic Services Inc.	5.000%	3/1/20	3,075	3,234
	Republic Services Inc.	5.250%	11/15/21	12,735	13,390
	Republic Services Inc.	6.086%	3/15/35	2,375	2,446
	Republic Services Inc.	6.200%	3/1/40	4,155	4,343
	Republic Services Inc.	5.700%	5/15/41	3,050	2,977
	Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,310
	Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,183
	Rockwell Automation Inc.	6.250%	12/1/37	3,975	4,435
	Rockwell Collins Inc.	5.250%	7/15/19	850	930
	Roper Industries Inc.	6.625%	8/15/13	9,250	10,238
	Roper Industries Inc.	6.250%	9/1/19	2,350	2,659
	Sonoco Products Co.	5.750%	11/1/40	4,450	4,375
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	1,907
	Textron Inc.	5.600%	12/1/17	975	1,042
	Tyco International Finance SA	6.000%	11/15/13	6,730	7,436
	Tyco International Finance SA	3.750%	1/15/18	1,250	1,259
	Tyco International Finance SA	8.500%	1/15/19	925	1,168
	Tyco International Finance SA	4.625%	1/15/23	975	980
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	2,975	3,523
	Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	5,360	6,261
	United Technologies Corp.	4.875%	5/1/15	125	139
	United Technologies Corp.	5.375%	12/15/17	12,175	13,965
	United Technologies Corp.	6.125%	2/1/19	733	856
	United Technologies Corp.	4.500%	4/15/20	22,728	23,958
	United Technologies Corp.	6.700%	8/1/28	1,367	1,646
	United Technologies Corp.	7.500%	9/15/29	2,325	3,014
	United Technologies Corp.	5.400%	5/1/35	6,375	6,663
	United Technologies Corp.	6.050%	6/1/36	5,152	5,806
	United Technologies Corp.	6.125%	7/15/38	3,308	3,728
	United Technologies Corp.	5.700%	4/15/40	8,100	8,649
	Waste Management Inc.	6.375%	11/15/12	700	751
	Waste Management Inc.	5.000%	3/15/14	1,175	1,277
	Waste Management Inc.	6.375%	3/11/15	3,400	3,889
	Waste Management Inc.	7.375%	3/11/19	9,632	11,685
	Waste Management Inc.	4.750%	6/30/20	500	519
	Waste Management Inc.	4.600%	3/1/21	6,400	6,515
	Waste Management Inc.	7.100%	8/1/26	875	1,022
	Waste Management Inc.	7.000%	7/15/28	80	93

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Waste Management Inc.	7.750%	5/15/32	1,700	2,091
Waste Management Inc.	6.125%	11/30/39	7,275	7,601
Communication (2.2%)
Alltel Corp.	7.000%	3/15/16	5,000	5,898
Alltel Corp.	7.875%	7/1/32	4,725	6,168
America Movil SAB de CV	5.500%	3/1/14	2,150	2,363
America Movil SAB de CV	5.750%	1/15/15	14,650	16,400
America Movil SAB de CV	5.750%	1/15/15	15,592	17,455
America Movil SAB de CV	5.625%	11/15/17	4,240	4,752
America Movil SAB de CV	5.000%	10/16/19	2,500	2,599
America Movil SAB de CV	5.000%	3/30/20	1,000	1,045
America Movil SAB de CV	6.375%	3/1/35	17,400	18,591
America Movil SAB de CV	6.125%	11/15/37	4,300	4,443
America Movil SAB de CV	6.125%	3/30/40	10,900	11,477
American Tower Corp.	4.625%	4/1/15	6,075	6,373
American Tower Corp.	4.500%	1/15/18	18,315	18,260
American Tower Corp.	5.050%	9/1/20	1,000	975
AT&T Corp.	8.000%	11/15/31	15,489	20,493
AT&T Inc.	5.875%	8/15/12	4,960	5,239
AT&T Inc.	4.950%	1/15/13	16,685	17,684
AT&T Inc.	6.700%	11/15/13	5,825	6,530
AT&T Inc.	4.850%	2/15/14	8,100	8,791
AT&T Inc.	5.100%	9/15/14	12,310	13,543
AT&T Inc.	2.500%	8/15/15	3,950	3,998
AT&T Inc.	2.950%	5/15/16	850	862
AT&T Inc.	5.625%	6/15/16	33,520	38,060
AT&T Inc.	5.500%	2/1/18	4,681	5,215
AT&T Inc.	5.600%	5/15/18	6,875	7,673
AT&T Inc.	5.800%	2/15/19	45,320	51,133
AT&T Inc.	6.450%	6/15/34	5,625	5,996
AT&T Inc.	6.150%	9/15/34	525	537
AT&T Inc.	6.800%	5/15/36	312	348
AT&T Inc.	6.500%	9/1/37	25,675	27,711
AT&T Inc.	6.300%	1/15/38	23,702	24,996
AT&T Inc.	6.400%	5/15/38	5,895	6,272
AT&T Inc.	6.550%	2/15/39	8,520	9,331
AT&T Inc.	5.350%	9/1/40	8,162	7,680
AT&T Mobility LLC	7.125%	12/15/31	10,015	12,080
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	12,673
BellSouth Corp.	5.200%	9/15/14	1,650	1,815
BellSouth Corp.	5.200%	12/15/16	5,850	6,592
BellSouth Corp.	6.875%	10/15/31	5,100	5,754
BellSouth Corp.	6.550%	6/15/34	7,136	7,658
BellSouth Corp.	6.000%	11/15/34	4,586	4,614
BellSouth Telecommunications Inc.	6.375%	6/1/28	7,300	7,822
British Telecommunications plc	5.150%	1/15/13	8,323	8,817
British Telecommunications plc	5.950%	1/15/18	11,850	12,974
British Telecommunications plc	9.875%	12/15/30	12,377	17,086
CBS Corp.	5.625%	8/15/12	157	165
CBS Corp.	8.200%	5/15/14	10,550	12,347
CBS Corp.	4.625%	5/15/18	400	411
CBS Corp.	8.875%	5/15/19	4,575	5,811
CBS Corp.	5.750%	4/15/20	8,725	9,397
CBS Corp.	4.300%	2/15/21	3,775	3,659
CBS Corp.	7.875%	7/30/30	2,066	2,465
CBS Corp.	5.500%	5/15/33	650	603
CBS Corp.	5.900%	10/15/40	800	763
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	21,575	24,523
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	31,767	34,952
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	17,400	22,541
CenturyLink Inc.	5.000%	2/15/15	500	518
CenturyLink Inc.	6.000%	4/1/17	325	337
CenturyLink Inc.	6.150%	9/15/19	2,550	2,534

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenturyLink Inc.	6.450%	6/15/21	5,200	5,174
	CenturyLink Inc.	6.875%	1/15/28	800	749
	CenturyLink Inc.	7.600%	9/15/39	8,775	8,477
	Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	2,777	3,107
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,156	9,908
	Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,141
	Comcast Corp.	5.300%	1/15/14	4,180	4,577
	Comcast Corp.	6.500%	1/15/15	3,295	3,769
	Comcast Corp.	5.900%	3/15/16	10,475	11,913
	Comcast Corp.	6.500%	1/15/17	515	598
	Comcast Corp.	6.300%	11/15/17	38,075	43,892
	Comcast Corp.	5.875%	2/15/18	13,550	15,213
	Comcast Corp.	5.700%	5/15/18	4,600	5,123
	Comcast Corp.	5.700%	7/1/19	1,150	1,278
	Comcast Corp.	5.150%	3/1/20	5,050	5,418
	Comcast Corp.	5.650%	6/15/35	3,125	3,033
	Comcast Corp.	6.500%	11/15/35	15,300	16,393
	Comcast Corp.	6.450%	3/15/37	7,718	8,190
	Comcast Corp.	6.950%	8/15/37	6,265	7,071
	Comcast Corp.	6.400%	5/15/38	13,356	14,211
	Comcast Corp.	6.400%	3/1/40	3,900	4,134
	COX Communications Inc.	7.125%	10/1/12	8,625	9,280
	COX Communications Inc.	5.450%	12/15/14	10,210	11,374
	COX Communications Inc.	5.500%	10/1/15	625	699
5	COX Communications Inc.	8.375%	3/1/39	4,100	5,358
	Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	12,102
	Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,482
	Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	8,984
	Deutsche Telekom International Finance BV	6.750%	8/20/18	325	384
	Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,187
	Deutsche Telekom International Finance BV	8.750%	6/15/30	15,836	20,788
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	3,875	4,235
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	8,200	8,555
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	7,000	7,209
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	3,575	3,888
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	29,500	32,736
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	3,950	4,156
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	250	250
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,400	2,470
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	1,875	1,985
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	3,125	3,159
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	2,800	2,977
	Discovery Communications LLC	5.050%	6/1/20	8,500	9,013
	Discovery Communications LLC	4.375%	6/15/21	1,250	1,239
	Discovery Communications LLC	6.350%	6/1/40	250	262
	Embarq Corp.	6.738%	6/1/13	500	540
	Embarq Corp.	7.082%	6/1/16	18,081	20,063
	Embarq Corp.	7.995%	6/1/36	8,990	9,160
	France Telecom SA	4.375%	7/8/14	8,900	9,621
	France Telecom SA	2.125%	9/16/15	1,500	1,494
	France Telecom SA	8.500%	3/1/31	16,300	21,958
	Grupo Televisa SA	6.625%	3/18/25	3,350	3,592
	Grupo Televisa SA	8.500%	3/11/32	550	688
	Grupo Televisa SA	6.625%	1/15/40	600	622
	GTE Corp.	8.750%	11/1/21	2,935	3,895
	GTE Corp.	6.940%	4/15/28	4,170	4,807
	Koninklijke KPN NV	8.375%	10/1/30	3,505	4,484
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,626
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,628
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,130
5	NBCUniversal Media LLC	2.100%	4/1/14	3,300	3,344
5	NBCUniversal Media LLC	3.650%	4/30/15	8,175	8,582
5	NBCUniversal Media LLC	2.875%	4/1/16	4,075	4,083
5	NBCUniversal Media LLC	5.150%	4/30/20	7,425	7,817

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	NBCUniversal Media LLC	4.375%	4/1/21	8,110	7,968
5	NBCUniversal Media LLC	6.400%	4/30/40	17,950	19,131
5	NBCUniversal Media LLC	5.950%	4/1/41	7,600	7,630
	New Cingular Wireless Services Inc.	8.750%	3/1/31	195	276
	News America Inc.	9.250%	2/1/13	151	170
	News America Inc.	5.300%	12/15/14	4,050	4,502
	News America Inc.	8.000%	10/17/16	3,840	4,702
	News America Inc.	7.250%	5/18/18	150	178
	News America Inc.	6.900%	3/1/19	2,500	2,908
5	News America Inc.	4.500%	2/15/21	6,300	6,242
	News America Inc.	7.700%	10/30/25	1,175	1,429
	News America Inc.	6.550%	3/15/33	11,665	12,333
	News America Inc.	6.200%	12/15/34	14,366	14,596
	News America Inc.	6.400%	12/15/35	17,135	17,826
	News America Inc.	8.150%	10/17/36	2,175	2,722
	News America Inc.	6.650%	11/15/37	2,030	2,170
	News America Inc.	6.900%	8/15/39	4,900	5,388
5	News America Inc.	6.150%	2/15/41	6,325	6,350
	News America Inc.	7.750%	12/1/45	1,460	1,751
	Omnicom Group Inc.	5.900%	4/15/16	750	839
	Omnicom Group Inc.	4.450%	8/15/20	12,300	12,119
	Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,507
	Qwest Corp.	7.500%	10/1/14	8,200	9,183
	Qwest Corp.	8.375%	5/1/16	14,450	16,967
	Qwest Corp.	6.500%	6/1/17	3,300	3,531
	Qwest Corp.	7.500%	6/15/23	3,925	3,925
	Qwest Corp.	7.250%	9/15/25	1,360	1,382
	Qwest Corp.	6.875%	9/15/33	7,150	6,882
	Qwest Corp.	7.125%	11/15/43	4,775	4,536
	Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,374
	Reed Elsevier Capital Inc.	8.625%	1/15/19	11,264	14,277
	Rogers Communications Inc.	6.375%	3/1/14	13,425	15,067
	Rogers Communications Inc.	5.500%	3/15/14	1,450	1,599
	Rogers Communications Inc.	6.800%	8/15/18	16,940	19,999
	Rogers Communications Inc.	7.500%	8/15/38	725	884
	TCI Communications Inc.	8.750%	8/1/15	17,750	21,777
	TCI Communications Inc.	7.875%	2/15/26	580	728
	Telecom Italia Capital SA	5.250%	11/15/13	7,123	7,476
	Telecom Italia Capital SA	6.175%	6/18/14	3,100	3,336
	Telecom Italia Capital SA	4.950%	9/30/14	4,950	5,175
	Telecom Italia Capital SA	5.250%	10/1/15	19,135	19,884
	Telecom Italia Capital SA	6.999%	6/4/18	5,920	6,400
	Telecom Italia Capital SA	7.175%	6/18/19	21,200	23,291
	Telecom Italia Capital SA	6.375%	11/15/33	6,055	5,368
	Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,124
	Telecom Italia Capital SA	7.200%	7/18/36	3,140	2,976
	Telecom Italia Capital SA	7.721%	6/4/38	5,568	5,414
	Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,092
	Telefonica Emisiones SAU	2.582%	4/26/13	4,800	4,840
	Telefonica Emisiones SAU	4.949%	1/15/15	17,125	18,245
	Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,944
	Telefonica Emisiones SAU	3.992%	2/16/16	10,125	10,215
	Telefonica Emisiones SAU	6.421%	6/20/16	15,610	17,457
	Telefonica Emisiones SAU	5.877%	7/15/19	5,475	5,764
	Telefonica Emisiones SAU	5.134%	4/27/20	10,035	10,009
	Telefonica Emisiones SAU	5.462%	2/16/21	10,875	11,031
	Telefonica Emisiones SAU	7.045%	6/20/36	10,834	11,529
	Telefonica Europe BV	8.250%	9/15/30	4,675	5,524
	Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,147
	Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,396
	Thomson Reuters Corp.	6.500%	7/15/18	625	729
	Thomson Reuters Corp.	4.700%	10/15/19	1,825	1,918
	Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,011
	Thomson Reuters Corp.	5.850%	4/15/40	8,475	8,938

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	5.400%	7/2/12	9,586	10,017
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,688
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,426
Time Warner Cable Inc.	7.500%	4/1/14	18,275	21,015
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,774
Time Warner Cable Inc.	5.850%	5/1/17	18,790	21,043
Time Warner Cable Inc.	6.750%	7/1/18	20,030	23,201
Time Warner Cable Inc.	8.750%	2/14/19	7,045	8,960
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,104
Time Warner Cable Inc.	5.000%	2/1/20	7,375	7,624
Time Warner Cable Inc.	6.550%	5/1/37	11,611	12,300
Time Warner Cable Inc.	7.300%	7/1/38	95	109
Time Warner Cable Inc.	6.750%	6/15/39	13,100	14,234
Time Warner Cable Inc.	5.875%	11/15/40	5,620	5,546
Time Warner Entertainment Co. LP	8.875%	10/1/12	950	1,040
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,340	2,945
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,720	9,810
United States Cellular Corp.	6.700%	12/15/33	4,500	4,468
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,420
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,699
Verizon Communications Inc.	4.900%	9/15/15	425	471
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,470
Verizon Communications Inc.	3.000%	4/1/16	3,025	3,088
Verizon Communications Inc.	5.500%	2/15/18	34,961	38,945
Verizon Communications Inc.	6.100%	4/15/18	7,605	8,729
Verizon Communications Inc.	8.750%	11/1/18	3,325	4,346
Verizon Communications Inc.	6.350%	4/1/19	46,741	54,324
Verizon Communications Inc.	4.600%	4/1/21	7,700	7,870
Verizon Communications Inc.	5.850%	9/15/35	15,050	15,543
Verizon Communications Inc.	6.250%	4/1/37	2,495	2,647
Verizon Communications Inc.	6.400%	2/15/38	2,180	2,350
Verizon Communications Inc.	6.900%	4/15/38	14,785	16,913
Verizon Communications Inc.	8.950%	3/1/39	11,450	16,222
Verizon Communications Inc.	6.000%	4/1/41	7,675	7,923
Verizon Global Funding Corp.	7.375%	9/1/12	3,275	3,520
Verizon Global Funding Corp.	4.375%	6/1/13	860	913
Verizon Global Funding Corp.	7.750%	12/1/30	11,691	14,689
Verizon Maryland Inc.	5.125%	6/15/33	405	380
Verizon New England Inc.	7.875%	11/15/29	1,385	1,617
Verizon New York Inc.	7.375%	4/1/32	2,200	2,521
Verizon Virginia Inc.	4.625%	3/15/13	6,000	6,332
Vodafone Group plc	5.000%	12/16/13	8,150	8,851
Vodafone Group plc	4.150%	6/10/14	5,075	5,457
Vodafone Group plc	5.375%	1/30/15	4,175	4,639
Vodafone Group plc	3.375%	11/24/15	1,325	1,376
Vodafone Group plc	5.750%	3/15/16	9,050	10,211
Vodafone Group plc	5.625%	2/27/17	13,256	14,845
Vodafone Group plc	4.625%	7/15/18	200	210
Vodafone Group plc	5.450%	6/10/19	10,475	11,649
Vodafone Group plc	4.375%	3/16/21	500	504
Vodafone Group plc	7.875%	2/15/30	1,650	2,121
Vodafone Group plc	6.250%	11/30/32	7,775	8,379
Vodafone Group plc	6.150%	2/27/37	3,700	3,964
Washington Post Co.	7.250%	2/1/19	2,575	2,954
WPP Finance UK	5.875%	6/15/14	6,900	7,587
WPP Finance UK	8.000%	9/15/14	7,225	8,460
Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,260
AutoZone Inc.	5.750%	1/15/15	8,375	9,318
AutoZone Inc.	7.125%	8/1/18	7,950	9,349
Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,225
Best Buy Co. Inc.	5.500%	3/15/21	3,000	2,945
BorgWarner Inc.	4.625%	9/15/20	1,000	1,015

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Costco Wholesale Corp.	5.500%	3/15/17	10,725	12,440
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,506
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,620
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,849
CVS Caremark Corp.	5.750%	6/1/17	4,430	4,987
CVS Caremark Corp.	6.600%	3/15/19	15,980	18,558
CVS Caremark Corp.	4.750%	5/18/20	625	648
CVS Caremark Corp.	6.250%	6/1/27	24,275	26,674
CVS Caremark Corp.	6.125%	9/15/39	3,025	3,109
Daimler Finance North America LLC	6.500%	11/15/13	12,080	13,424
Daimler Finance North America LLC	8.500%	1/18/31	4,830	6,487
Darden Restaurants Inc.	5.625%	10/15/12	3,650	3,846
Darden Restaurants Inc.	6.200%	10/15/17	8,805	10,075
Darden Restaurants Inc.	6.800%	10/15/37	14,375	16,068
eBay Inc.	0.875%	10/15/13	3,050	3,040
eBay Inc.	1.625%	10/15/15	3,050	2,969
eBay Inc.	3.250%	10/15/20	3,100	2,876
Expedia Inc.	5.950%	8/15/20	4,375	4,246
Family Dollar Stores Inc.	5.000%	2/1/21	2,850	2,776
Gap Inc.	5.950%	4/12/21	4,400	4,283
Historic TW Inc.	9.150%	2/1/23	9,550	12,729
Historic TW Inc.	6.625%	5/15/29	7,800	8,481
Home Depot Inc.	5.250%	12/16/13	10,675	11,643
Home Depot Inc.	5.400%	3/1/16	4,851	5,420
Home Depot Inc.	3.950%	9/15/20	4,500	4,445
Home Depot Inc.	4.400%	4/1/21	27,925	28,057
Home Depot Inc.	5.875%	12/16/36	4,725	4,841
Home Depot Inc.	5.400%	9/15/40	1,900	1,801
Home Depot Inc.	5.950%	4/1/41	8,600	8,817
International Game Technology	7.500%	6/15/19	1,600	1,834
International Game Technology	5.500%	6/15/20	3,000	3,081
Johnson Controls Inc.	5.000%	3/30/20	21,962	23,318
Johnson Controls Inc.	6.000%	1/15/36	950	1,000
Kohl's Corp.	6.250%	12/15/17	2,300	2,679
Kohl's Corp.	6.000%	1/15/33	725	750
Kohl's Corp.	6.875%	12/15/37	3,325	3,805
Lowe's Cos. Inc.	5.600%	9/15/12	2,850	3,020
Lowe's Cos. Inc.	5.400%	10/15/16	12,350	14,221
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,632
Lowe's Cos. Inc.	6.875%	2/15/28	560	656
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,101
Lowe's Cos. Inc.	5.800%	10/15/36	6,475	6,783
Lowe's Cos. Inc.	5.800%	4/15/40	900	936
Macy's Retail Holdings Inc.	8.125%	7/15/15	10,350	12,265
Macy's Retail Holdings Inc.	5.900%	12/1/16	7,200	8,082
Macy's Retail Holdings Inc.	6.900%	4/1/29	10,009	11,110
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,575	8,875
Marriott International Inc.	6.375%	6/15/17	1,750	2,010
Marriott International Inc./DE	5.625%	2/15/13	2,375	2,532
Marriott International Inc./DE	6.200%	6/15/16	1,500	1,687
McDonald's Corp.	5.300%	3/15/17	850	974
McDonald's Corp.	5.800%	10/15/17	5,550	6,509
McDonald's Corp.	5.350%	3/1/18	6,350	7,228
McDonald's Corp.	5.000%	2/1/19	3,150	3,486
McDonald's Corp.	3.500%	7/15/20	100	99
McDonald's Corp.	6.300%	10/15/37	1,950	2,264
McDonald's Corp.	6.300%	3/1/38	5,250	6,094
McDonald's Corp.	5.700%	2/1/39	2,500	2,693
MDC Holdings Inc.	5.500%	5/15/13	2,875	3,011
Nordstrom Inc.	6.750%	6/1/14	1,675	1,916
Nordstrom Inc.	6.250%	1/15/18	10,950	12,645
Nordstrom Inc.	4.750%	5/1/20	3,875	4,069
Nordstrom Inc.	6.950%	3/15/28	1,075	1,264

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nordstrom Inc.	7.000%	1/15/38	1,980	2,351
O'Reilly Automotive Inc.	4.875%	1/14/21	1,200	1,202
PACCAR Financial Corp.	1.950%	12/17/12	5,200	5,286
PACCAR Financial Corp.	2.050%	6/17/13	9,100	9,277
PACCAR Inc.	6.875%	2/15/14	3,575	4,080
Staples Inc.	9.750%	1/15/14	19,300	23,015
Target Corp.	5.125%	1/15/13	425	454
Target Corp.	4.000%	6/15/13	1,680	1,785
Target Corp.	5.875%	7/15/16	11,850	13,831
Target Corp.	5.375%	5/1/17	6,475	7,383
Target Corp.	6.000%	1/15/18	5,650	6,525
Target Corp.	3.875%	7/15/20	4,850	4,841
Target Corp.	7.000%	7/15/31	3,700	4,409
Target Corp.	6.350%	11/1/32	7,600	8,486
Target Corp.	6.500%	10/15/37	6,975	7,905
Target Corp.	7.000%	1/15/38	11,435	13,776
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,866
Time Warner Cos. Inc.	6.950%	1/15/28	80	89
Time Warner Inc.	3.150%	7/15/15	575	592
Time Warner Inc.	5.875%	11/15/16	9,225	10,470
Time Warner Inc.	4.875%	3/15/20	14,350	14,838
Time Warner Inc.	4.700%	1/15/21	3,320	3,371
Time Warner Inc.	4.750%	3/29/21	17,000	17,238
Time Warner Inc.	7.625%	4/15/31	13,715	16,308
Time Warner Inc.	7.700%	5/1/32	9,631	11,587
Time Warner Inc.	6.500%	11/15/36	6,750	7,168
Time Warner Inc.	6.200%	3/15/40	4,850	4,968
Time Warner Inc.	6.100%	7/15/40	6,300	6,386
Time Warner Inc.	6.250%	3/29/41	11,175	11,574
TJX Cos. Inc.	6.950%	4/15/19	17,985	21,673
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	15,794
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,033
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,452
Toyota Motor Credit Corp.	4.250%	1/11/21	5,075	5,155
VF Corp.	5.950%	11/1/17	2,700	3,117
VF Corp.	6.450%	11/1/37	2,375	2,716
Viacom Inc.	4.375%	9/15/14	6,275	6,753
Viacom Inc.	6.250%	4/30/16	3,500	4,032
Viacom Inc.	3.500%	4/1/17	2,975	3,020
Viacom Inc.	6.125%	10/5/17	2,725	3,117
Viacom Inc.	5.625%	9/15/19	14,660	16,234
Viacom Inc.	6.875%	4/30/36	9,935	11,048
Wal-Mart Stores Inc.	4.550%	5/1/13	17,071	18,290
Wal-Mart Stores Inc.	7.250%	6/1/13	900	1,009
Wal-Mart Stores Inc.	1.625%	4/15/14	1,175	1,190
Wal-Mart Stores Inc.	3.200%	5/15/14	20,000	21,118
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,696
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	3,905
Wal-Mart Stores Inc.	1.500%	10/25/15	8,160	8,006
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,885
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	19,628
Wal-Mart Stores Inc.	3.625%	7/8/20	9,875	9,737
Wal-Mart Stores Inc.	3.250%	10/25/20	24,925	23,766
Wal-Mart Stores Inc.	4.250%	4/15/21	8,400	8,562
Wal-Mart Stores Inc.	5.875%	4/5/27	18,775	20,941
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	14,816
Wal-Mart Stores Inc.	5.250%	9/1/35	6,615	6,587
Wal-Mart Stores Inc.	6.500%	8/15/37	20,686	23,753
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	3,746
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	4,344
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	1,790
Wal-Mart Stores Inc.	5.000%	10/25/40	285	266
Wal-Mart Stores Inc.	5.625%	4/15/41	21,950	22,444
Walgreen Co.	4.875%	8/1/13	11,750	12,716

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreen Co.	5.250%	1/15/19	4,100	4,580
Walt Disney Co.	4.700%	12/1/12	575	608
Walt Disney Co.	4.500%	12/15/13	7,875	8,524
Walt Disney Co.	5.625%	9/15/16	5,525	6,390
Walt Disney Co.	5.875%	12/15/17	5,350	6,245
Walt Disney Co.	7.000%	3/1/32	1,825	2,243
Western Union Co.	6.500%	2/26/14	2,850	3,182
Western Union Co.	5.930%	10/1/16	5,500	6,190
Western Union Co.	5.253%	4/1/20	3,946	4,162
Western Union Co.	6.200%	11/17/36	2,675	2,716
Western Union Co.	6.200%	6/21/40	5,375	5,396
Yum! Brands Inc.	7.700%	7/1/12	2,525	2,697
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,036
Yum! Brands Inc.	6.250%	3/15/18	125	143
Yum! Brands Inc.	3.875%	11/1/20	825	795
Yum! Brands Inc.	6.875%	11/15/37	8,250	9,366
Consumer Noncyclical (2.7%)
Abbott Laboratories	5.150%	11/30/12	2,800	2,980
Abbott Laboratories	4.350%	3/15/14	3,675	4,001
Abbott Laboratories	2.700%	5/27/15	5,925	6,136
Abbott Laboratories	5.875%	5/15/16	15,811	18,347
Abbott Laboratories	5.600%	11/30/17	16,125	18,692
Abbott Laboratories	5.125%	4/1/19	3,720	4,090
Abbott Laboratories	4.125%	5/27/20	5,617	5,728
Abbott Laboratories	6.150%	11/30/37	5,225	5,828
Abbott Laboratories	6.000%	4/1/39	1,950	2,141
Abbott Laboratories	5.300%	5/27/40	5,435	5,434
Allergan Inc.	5.750%	4/1/16	3,200	3,656
Altria Group Inc.	8.500%	11/10/13	46,195	53,373
Altria Group Inc.	4.125%	9/11/15	425	450
Altria Group Inc.	9.700%	11/10/18	8,615	11,327
Altria Group Inc.	9.250%	8/6/19	15,925	20,726
Altria Group Inc.	9.950%	11/10/38	5,675	7,926
Altria Group Inc.	10.200%	2/6/39	20,475	29,293
AmerisourceBergen Corp.	5.625%	9/15/12	1,050	1,104
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	15,325
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	4,247
Amgen Inc.	4.850%	11/18/14	4,725	5,269
Amgen Inc.	2.300%	6/15/16	8,200	8,128
Amgen Inc.	5.850%	6/1/17	7,900	9,105
Amgen Inc.	5.700%	2/1/19	2,525	2,842
Amgen Inc.	3.450%	10/1/20	5,575	5,307
Amgen Inc.	4.100%	6/15/21	8,750	8,645
Amgen Inc.	6.375%	6/1/37	6,625	7,302
Amgen Inc.	6.900%	6/1/38	9,275	10,939
Amgen Inc.	6.400%	2/1/39	8,750	9,713
Amgen Inc.	5.750%	3/15/40	3,425	3,527
Amgen Inc.	4.950%	10/1/41	2,050	1,870
Amgen Inc.	5.650%	6/15/42	5,675	5,658
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	4,175	4,377
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,750	5,388
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	11,570
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,275	2,670
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,995	6,253
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	470	531
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,550	7,757
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	10,675	10,972
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	9,700	10,817
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,826
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7,250	9,126
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	7,600	9,230
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,360	27,955
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	8,090	8,702

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,675	1,711
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,400	8,766
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	11,783
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	667
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,069
Archer-Daniels-Midland Co.	4.479%	3/1/21	1,900	1,985
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	4,635
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,400	3,453
Archer-Daniels-Midland Co.	5.765%	3/1/41	9,575	10,058
AstraZeneca plc	5.400%	9/15/12	18,625	19,717
AstraZeneca plc	5.400%	6/1/14	4,650	5,198
AstraZeneca plc	5.900%	9/15/17	12,710	14,817
AstraZeneca plc	6.450%	9/15/37	17,796	20,645
Avon Products Inc.	5.750%	3/1/18	1,982	2,202
Avon Products Inc.	6.500%	3/1/19	410	468
Baptist Health South Florida Obligated Group	4.590%	8/15/21	1,000	1,010
Baxter International Inc.	4.000%	3/1/14	1,350	1,448
Baxter International Inc.	5.900%	9/1/16	1,700	1,991
Baxter International Inc.	6.250%	12/1/37	11,425	13,135
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,228
Becton Dickinson and Co.	3.250%	11/12/20	200	190
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,114
Becton Dickinson and Co.	5.000%	11/12/40	100	97
Biogen Idec Inc.	6.000%	3/1/13	8,200	8,778
Biogen Idec Inc.	6.875%	3/1/18	12,825	14,944
Bottling Group LLC	4.625%	11/15/12	1,435	1,514
Bottling Group LLC	5.000%	11/15/13	10,125	11,052
Bottling Group LLC	6.950%	3/15/14	29,775	34,233
Bottling Group LLC	5.500%	4/1/16	18,975	21,648
Bottling Group LLC	5.125%	1/15/19	1,500	1,656
Bristol-Myers Squibb Co.	5.250%	8/15/13	965	1,053
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,505
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	508
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	183
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,784	15,313
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	1,849
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,191
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,178
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	8,159
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,775	3,908
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	18,159
Campbell Soup Co.	3.050%	7/15/17	1,425	1,456
Campbell Soup Co.	4.250%	4/15/21	4,500	4,583
Cardinal Health Inc.	4.000%	6/15/15	550	580
Cardinal Health Inc.	4.625%	12/15/20	6,500	6,592
CareFusion Corp.	4.125%	8/1/12	975	1,005
CareFusion Corp.	5.125%	8/1/14	1,700	1,861
CareFusion Corp.	6.375%	8/1/19	8,215	9,266
Celgene Corp.	2.450%	10/15/15	1,975	1,961
Celgene Corp.	3.950%	10/15/20	1,325	1,280
Celgene Corp.	5.700%	10/15/40	1,650	1,611
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,429
Cia de Bebidas das Americas	8.750%	9/15/13	295	338
Clorox Co.	5.000%	3/1/13	5,700	6,038
Clorox Co.	5.000%	1/15/15	1,725	1,884
Clorox Co.	3.550%	11/1/15	1,825	1,898
Clorox Co.	5.950%	10/15/17	13,265	15,177
Coca-Cola Co.	0.750%	11/15/13	7,000	6,979
Coca-Cola Co.	3.625%	3/15/14	5,675	6,046
Coca-Cola Co.	1.500%	11/15/15	7,300	7,263
Coca-Cola Co.	5.350%	11/15/17	5,750	6,646
Coca-Cola Co.	4.875%	3/15/19	10,050	11,075
Coca-Cola Co.	3.150%	11/15/20	3,700	3,555
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,025	2,141

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Coca-Cola HBC Finance BV	5.125%	9/17/13	945	1,008
	Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	8,900	9,629
	Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	12,596
	Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	407
	Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	8,703
	Colgate-Palmolive Co.	2.625%	5/1/17	700	707
	ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,142
	ConAgra Foods Inc.	5.819%	6/15/17	951	1,052
	ConAgra Foods Inc.	7.000%	4/15/19	500	570
	ConAgra Foods Inc.	9.750%	3/1/21	129	167
	ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,088
	ConAgra Foods Inc.	7.000%	10/1/28	725	761
	ConAgra Foods Inc.	8.250%	9/15/30	4,750	5,641
	Corn Products International Inc.	3.200%	11/1/15	650	662
	Corn Products International Inc.	4.625%	11/1/20	885	893
	Corn Products International Inc.	6.625%	4/15/37	1,725	1,870
	Covidien International Finance SA	5.450%	10/15/12	2,600	2,751
	Covidien International Finance SA	1.875%	6/15/13	15,840	16,103
	Covidien International Finance SA	6.000%	10/15/17	5,225	6,086
	Covidien International Finance SA	6.550%	10/15/37	8,518	9,791
	CR Bard Inc.	6.700%	12/1/26	5,250	6,315
	Delhaize Group SA	5.875%	2/1/14	2,425	2,659
	Delhaize Group SA	5.700%	10/1/40	3,087	2,871
	Diageo Capital plc	5.200%	1/30/13	8,275	8,840
	Diageo Capital plc	5.500%	9/30/16	1,275	1,443
	Diageo Capital plc	5.750%	10/23/17	7,200	8,270
	Diageo Capital plc	4.828%	7/15/20	2,430	2,551
	Diageo Capital plc	5.875%	9/30/36	1,775	1,913
	Diageo Finance BV	5.500%	4/1/13	5,326	5,751
	Diageo Finance BV	3.250%	1/15/15	375	392
	Diageo Finance BV	5.300%	10/28/15	6,676	7,514
	Diageo Investment Corp.	7.450%	4/15/35	875	1,122
	Dr Pepper Snapple Group Inc.	2.350%	12/21/12	2,050	2,092
	Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,906
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,161
	Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,290	5,102
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,189
	Eli Lilly & Co.	4.200%	3/6/14	2,400	2,590
	Eli Lilly & Co.	5.200%	3/15/17	6,400	7,246
	Eli Lilly & Co.	5.500%	3/15/27	5,750	6,176
	Eli Lilly & Co.	5.550%	3/15/37	3,286	3,405
5	Energizer Holdings Inc.	4.700%	5/19/21	3,450	3,431
	Estee Lauder Cos. Inc.	6.000%	5/15/37	2,225	2,400
	Express Scripts Inc.	6.250%	6/15/14	9,625	10,796
	Express Scripts Inc.	3.125%	5/15/16	6,950	6,976
	Express Scripts Inc.	7.250%	6/15/19	1,925	2,301
	Fortune Brands Inc.	4.875%	12/1/13	1,000	1,064
	Fortune Brands Inc.	6.375%	6/15/14	4,340	4,820
	Fortune Brands Inc.	5.375%	1/15/16	8,650	9,338
	Fortune Brands Inc.	5.875%	1/15/36	2,975	2,818
	Genentech Inc.	4.750%	7/15/15	2,320	2,560
	Genentech Inc.	5.250%	7/15/35	3,350	3,354
	General Mills Inc.	5.650%	9/10/12	2,375	2,513
	General Mills Inc.	5.250%	8/15/13	17,925	19,444
	General Mills Inc.	5.200%	3/17/15	835	927
	General Mills Inc.	5.700%	2/15/17	23,425	26,823
	General Mills Inc.	5.650%	2/15/19	14,917	16,831
	Gilead Sciences Inc.	4.500%	4/1/21	6,525	6,515
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	11,851
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,800	10,674
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,110	22,831
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	3,619
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,271	27,905
	Hasbro Inc.	6.125%	5/15/14	6,900	7,625

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hasbro Inc.	6.300%	9/15/17	5,875	6,633
Hasbro Inc.	6.350%	3/15/40	9,306	9,528
Hershey Co.	5.450%	9/1/16	1,275	1,455
Hershey Co.	4.125%	12/1/20	3,225	3,289
HJ Heinz Co.	5.350%	7/15/13	2,075	2,246
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	3,794
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,327
Hospira Inc.	5.900%	6/15/14	1,550	1,715
Hospira Inc.	6.400%	5/15/15	850	963
Hospira Inc.	6.050%	3/30/17	150	170
Hospira Inc.	5.600%	9/15/40	2,700	2,580
Johnson & Johnson	5.550%	8/15/17	4,025	4,672
Johnson & Johnson	5.150%	7/15/18	1,675	1,894
Johnson & Johnson	6.950%	9/1/29	4,400	5,537
Johnson & Johnson	4.950%	5/15/33	5,025	5,044
Johnson & Johnson	5.950%	8/15/37	6,360	7,066
Johnson & Johnson	5.850%	7/15/38	1,625	1,780
Johnson & Johnson	4.500%	9/1/40	2,355	2,145
Kellogg Co.	5.125%	12/3/12	17,048	18,046
Kellogg Co.	4.250%	3/6/13	4,225	4,454
Kellogg Co.	4.450%	5/30/16	50	54
Kellogg Co.	4.150%	11/15/19	5,075	5,212
Kellogg Co.	4.000%	12/15/20	650	646
Kellogg Co.	7.450%	4/1/31	6,040	7,608
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,862
Kimberly-Clark Corp.	6.125%	8/1/17	7,750	9,151
Kimberly-Clark Corp.	6.250%	7/15/18	175	205
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	8,363
Kimberly-Clark Corp.	3.875%	3/1/21	425	430
Kimberly-Clark Corp.	6.625%	8/1/37	1,275	1,539
Kimberly-Clark Corp.	5.300%	3/1/41	1,725	1,759
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,900	4,112
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,271
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	4,888
Kraft Foods Inc.	5.625%	11/1/11	2,196	2,232
Kraft Foods Inc.	2.625%	5/8/13	13,250	13,617
Kraft Foods Inc.	5.250%	10/1/13	675	733
Kraft Foods Inc.	6.750%	2/19/14	150	170
Kraft Foods Inc.	4.125%	2/9/16	19,925	21,259
Kraft Foods Inc.	6.500%	8/11/17	12,073	14,125
Kraft Foods Inc.	6.125%	8/23/18	10,075	11,506
Kraft Foods Inc.	5.375%	2/10/20	46,515	50,811
Kraft Foods Inc.	6.500%	11/1/31	8,400	9,564
Kraft Foods Inc.	7.000%	8/11/37	9,425	10,963
Kraft Foods Inc.	6.875%	2/1/38	6,000	6,904
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,497
Kraft Foods Inc.	6.500%	2/9/40	11,825	13,007
Kroger Co.	5.500%	2/1/13	1,686	1,804
Kroger Co.	5.000%	4/15/13	3,700	3,952
Kroger Co.	4.950%	1/15/15	1,725	1,885
Kroger Co.	6.400%	8/15/17	840	983
Kroger Co.	6.800%	12/15/18	2,600	3,079
Kroger Co.	6.150%	1/15/20	16,045	18,467
Kroger Co.	7.700%	6/1/29	7,825	9,576
Kroger Co.	8.000%	9/15/29	1,425	1,780
Kroger Co.	7.500%	4/1/31	2,395	2,898
Kroger Co.	6.900%	4/15/38	6,300	7,254
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,642
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,779
Laboratory Corp. of America Holdings	4.625%	11/15/20	200	203
Life Technologies Corp.	4.400%	3/1/15	4,350	4,609
Life Technologies Corp.	3.500%	1/15/16	11,185	11,410
Life Technologies Corp.	6.000%	3/1/20	4,300	4,668
Life Technologies Corp.	5.000%	1/15/21	2,200	2,217

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lorillard Tobacco Co.	8.125%	6/23/19	7,610	8,874
	Lorillard Tobacco Co.	6.875%	5/1/20	5,775	6,232
	Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,283
	McKesson Corp.	5.250%	3/1/13	10,175	10,844
	McKesson Corp.	6.500%	2/15/14	1,650	1,856
	McKesson Corp.	3.250%	3/1/16	1,475	1,521
	McKesson Corp.	4.750%	3/1/21	4,350	4,521
	McKesson Corp.	6.000%	3/1/41	1,450	1,535
	Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	7,149
	Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,084
	Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	11,593
	Medco Health Solutions Inc.	6.125%	3/15/13	6,450	6,945
	Medco Health Solutions Inc.	7.250%	8/15/13	600	667
	Medco Health Solutions Inc.	2.750%	9/15/15	8,050	8,088
	Medco Health Solutions Inc.	7.125%	3/15/18	14,138	16,510
	Medtronic Inc.	4.500%	3/15/14	2,225	2,416
	Medtronic Inc.	3.000%	3/15/15	9,900	10,326
	Medtronic Inc.	4.750%	9/15/15	4,275	4,740
	Medtronic Inc.	5.600%	3/15/19	1,150	1,307
	Medtronic Inc.	4.450%	3/15/20	3,615	3,774
	Medtronic Inc.	6.500%	3/15/39	2,440	2,870
	Medtronic Inc.	5.550%	3/15/40	4,275	4,496
	Merck & Co. Inc.	4.375%	2/15/13	3,825	4,046
	Merck & Co. Inc.	5.300%	12/1/13	13,325	14,712
	Merck & Co. Inc.	4.750%	3/1/15	1,450	1,604
	Merck & Co. Inc.	4.000%	6/30/15	9,425	10,173
	Merck & Co. Inc.	2.250%	1/15/16	2,900	2,915
	Merck & Co. Inc.	6.000%	9/15/17	825	967
	Merck & Co. Inc.	5.000%	6/30/19	3,975	4,382
	Merck & Co. Inc.	3.875%	1/15/21	6,630	6,591
	Merck & Co. Inc.	6.400%	3/1/28	4,130	4,819
	Merck & Co. Inc.	5.950%	12/1/28	2,150	2,420
	Merck & Co. Inc.	6.500%	12/1/33	5,563	6,562
	Merck & Co. Inc.	5.750%	11/15/36	10,775	11,651
	Merck & Co. Inc.	6.550%	9/15/37	11,500	13,521
	Merck & Co. Inc.	5.850%	6/30/39	1,750	1,903
	Novant Health Inc.	5.850%	11/1/19	6,125	6,596
	Novartis Capital Corp.	1.900%	4/24/13	21,650	22,142
	Novartis Capital Corp.	4.125%	2/10/14	33,225	35,723
	Novartis Capital Corp.	2.900%	4/24/15	5,150	5,347
	Novartis Capital Corp.	4.400%	4/24/20	400	422
	Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	19,883
	PepsiAmericas Inc.	5.750%	7/31/12	2,725	2,878
	PepsiAmericas Inc.	4.375%	2/15/14	825	891
	PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,548
	PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,275
	PepsiCo Inc.	4.650%	2/15/13	11,875	12,632
	PepsiCo Inc.	3.750%	3/1/14	8,350	8,915
	PepsiCo Inc.	5.000%	6/1/18	13,750	15,281
	PepsiCo Inc.	7.900%	11/1/18	6,022	7,742
	PepsiCo Inc.	4.500%	1/15/20	4,275	4,523
	PepsiCo Inc.	7.000%	3/1/29	9,149	11,264
	PepsiCo Inc.	5.500%	1/15/40	6,500	6,798
	PepsiCo Inc.	2.500%	5/10/16	500	506
	Pfizer Inc.	5.350%	3/15/15	44,025	49,532
	Pfizer Inc.	6.200%	3/15/19	21,020	24,602
	Pfizer Inc.	7.200%	3/15/39	18,825	23,502
	Pharmacia Corp.	6.500%	12/1/18	550	654
	Pharmacia Corp.	6.600%	12/1/28	1,750	2,057
	Philip Morris International Inc.	4.875%	5/16/13	8,950	9,597
	Philip Morris International Inc.	6.875%	3/17/14	43,525	49,868
	Philip Morris International Inc.	5.650%	5/16/18	9,705	10,924
	Philip Morris International Inc.	6.375%	5/16/38	8,155	9,224
4	Procter & Gamble - Esop	9.360%	1/1/21	9,185	11,596

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Procter & Gamble Co.	4.950%	8/15/14	2,300	2,571
Procter & Gamble Co.	3.500%	2/15/15	7,550	8,024
Procter & Gamble Co.	1.800%	11/15/15	5,000	4,969
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,403
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,668
Procter & Gamble Co.	6.450%	1/15/26	3,875	4,597
Procter & Gamble Co.	5.800%	8/15/34	225	248
Procter & Gamble Co.	5.550%	3/5/37	8,721	9,317
Quest Diagnostics Inc.	6.400%	7/1/17	140	161
Quest Diagnostics Inc.	4.750%	1/30/20	250	258
Quest Diagnostics Inc.	4.700%	4/1/21	700	715
Quest Diagnostics Inc.	6.950%	7/1/37	3,295	3,662
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,091
Ralcorp Holdings Inc.	4.950%	8/15/20	6,000	6,079
Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,418
Reynolds American Inc.	7.250%	6/1/13	6,575	7,265
Reynolds American Inc.	7.625%	6/1/16	6,250	7,562
Reynolds American Inc.	6.750%	6/15/17	5,836	6,741
Reynolds American Inc.	7.250%	6/15/37	4,015	4,396
Safeway Inc.	5.800%	8/15/12	2,700	2,843
Safeway Inc.	6.250%	3/15/14	6,200	6,907
Safeway Inc.	5.625%	8/15/14	1,855	2,048
Safeway Inc.	6.350%	8/15/17	700	799
Safeway Inc.	5.000%	8/15/19	1,450	1,515
Safeway Inc.	3.950%	8/15/20	4,650	4,518
Safeway Inc.	7.250%	2/1/31	9,822	11,211
Sanofi	1.625%	3/28/14	3,000	3,035
Sanofi	2.625%	3/29/16	21,585	21,839
Sanofi	4.000%	3/29/21	4,700	4,663
Sara Lee Corp.	2.750%	9/15/15	775	773
Sara Lee Corp.	4.100%	9/15/20	350	332
Sara Lee Corp.	6.125%	11/1/32	150	137
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,999
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,914
St. Jude Medical Inc.	2.500%	1/15/16	550	551
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,638
Stryker Corp.	3.000%	1/15/15	2,100	2,180
Stryker Corp.	4.375%	1/15/20	1,825	1,910
Sysco Corp.	4.200%	2/12/13	1,750	1,846
Sysco Corp.	5.250%	2/12/18	3,625	4,003
Sysco Corp.	5.375%	9/21/35	6,375	6,791
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	872
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,705	6,193
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,212
Thermo Fisher Scientific Inc.	2.150%	12/28/12	2,325	2,368
Thermo Fisher Scientific Inc.	3.250%	11/20/14	3,700	3,908
Thermo Fisher Scientific Inc.	3.200%	5/1/15	5,825	6,052
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	759
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	206
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,678
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,638
Unilever Capital Corp.	5.900%	11/15/32	1,528	1,722
UST LLC	6.625%	7/15/12	600	633
UST LLC	5.750%	3/1/18	2,700	2,921
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,999
Watson Pharmaceuticals Inc.	6.125%	8/15/19	5,000	5,637
Whirlpool Corp.	5.500%	3/1/13	12,000	12,708
Wyeth	5.500%	3/15/13	15,725	16,915
Wyeth	5.500%	2/1/14	10,286	11,406
Wyeth	5.500%	2/15/16	2,475	2,819
Wyeth	5.450%	4/1/17	925	1,058
Wyeth	6.450%	2/1/24	1,500	1,783
Wyeth	6.500%	2/1/34	3,450	3,951

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth	6.000%	2/15/36	7,425	7,953
Wyeth	5.950%	4/1/37	25,095	26,925
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,122
Zimmer Holdings Inc.	5.750%	11/30/39	4,340	4,444
Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	950	1,119
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,407
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	29,278
Anadarko Petroleum Corp.	5.750%	6/15/14	7,150	7,858
Anadarko Petroleum Corp.	5.950%	9/15/16	9,526	10,658
Anadarko Petroleum Corp.	6.375%	9/15/17	480	549
Anadarko Petroleum Corp.	6.950%	6/15/19	675	788
Anadarko Petroleum Corp.	6.450%	9/15/36	12,720	13,220
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	4,594
Anadarko Petroleum Corp.	6.200%	3/15/40	1,675	1,688
Apache Corp.	5.250%	4/15/13	1,774	1,911
Apache Corp.	6.000%	9/15/13	6,365	7,040
Apache Corp.	5.625%	1/15/17	400	460
Apache Corp.	6.900%	9/15/18	7,100	8,578
Apache Corp.	3.625%	2/1/21	5,000	4,852
Apache Corp.	6.000%	1/15/37	7,200	7,826
Apache Corp.	5.100%	9/1/40	11,900	11,479
Apache Corp.	5.250%	2/1/42	6,300	6,205
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,350
Baker Hughes Inc.	6.500%	11/15/13	6,400	7,201
Baker Hughes Inc.	7.500%	11/15/18	240	303
Baker Hughes Inc.	6.875%	1/15/29	700	841
Baker Hughes Inc.	5.125%	9/15/40	14,465	13,985
BJ Services Co.	6.000%	6/1/18	2,825	3,289
BP Capital Markets plc	5.250%	11/7/13	14,975	16,258
BP Capital Markets plc	3.625%	5/8/14	5,625	5,907
BP Capital Markets plc	3.875%	3/10/15	11,485	12,086
BP Capital Markets plc	3.125%	10/1/15	17,375	17,787
BP Capital Markets plc	3.200%	3/11/16	15,000	15,241
BP Capital Markets plc	4.750%	3/10/19	10,625	11,147
BP Capital Markets plc	4.742%	3/11/21	14,300	14,569
Burlington Resources Finance Co.	7.200%	8/15/31	750	902
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	5,312
Cameron International Corp.	6.375%	7/15/18	975	1,114
Cameron International Corp.	7.000%	7/15/38	100	114
Cameron International Corp.	5.950%	6/1/41	400	402
Canadian Natural Resources Ltd.	5.450%	10/1/12	4,800	5,067
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,595
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,933
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,882
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,801	10,000
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	5,703
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,482
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	10,201
Canadian Natural Resources Ltd.	6.250%	3/15/38	800	869
Cenovus Energy Inc.	4.500%	9/15/14	4,625	5,013
Cenovus Energy Inc.	5.700%	10/15/19	4,575	5,180
Cenovus Energy Inc.	6.750%	11/15/39	22,325	25,221
Chevron Corp.	3.950%	3/3/14	6,165	6,622
Chevron Corp.	4.950%	3/3/19	14,025	15,600
ConocoPhillips	4.750%	2/1/14	5,125	5,582
ConocoPhillips	4.600%	1/15/15	10,300	11,344
ConocoPhillips	5.750%	2/1/19	19,475	22,381
ConocoPhillips	5.900%	10/15/32	4,501	4,873
ConocoPhillips	5.900%	5/15/38	2,630	2,846
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	16,300	18,828
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,315
ConocoPhillips Holding Co.	6.950%	4/15/29	7,840	9,469

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Devon Energy Corp.	5.625%	1/15/14	8,800	9,730
	Devon Energy Corp.	7.950%	4/15/32	1,125	1,462
	Devon Financing Corp. ULC	7.875%	9/30/31	13,306	17,094
	Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,472
	Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	653
	Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	3,012
	Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,250	4,191
	Encana Corp.	4.750%	10/15/13	75	81
	Encana Corp.	5.900%	12/1/17	7,450	8,429
	Encana Corp.	7.200%	11/1/31	5,675	6,526
	Encana Corp.	6.500%	8/15/34	7,800	8,263
	Encana Corp.	6.625%	8/15/37	4,479	4,902
	Encana Corp.	6.500%	2/1/38	2,575	2,748
	EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,449
	Eni USA Inc.	7.300%	11/15/27	355	404
	Ensco plc	3.250%	3/15/16	4,000	4,054
	Ensco plc	4.700%	3/15/21	9,300	9,350
	EOG Resources Inc.	6.125%	10/1/13	650	718
	EOG Resources Inc.	2.950%	6/1/15	5,350	5,513
	EOG Resources Inc.	5.875%	9/15/17	3,025	3,461
	EOG Resources Inc.	5.625%	6/1/19	850	954
	EOG Resources Inc.	4.400%	6/1/20	2,875	2,950
	EOG Resources Inc.	4.100%	2/1/21	9,500	9,389
	Global Marine Inc.	7.000%	6/1/28	3,150	3,353
	Halliburton Co.	6.150%	9/15/19	2,945	3,413
	Halliburton Co.	6.700%	9/15/38	10,225	11,721
	Halliburton Co.	7.450%	9/15/39	5,760	7,165
	Hess Corp.	8.125%	2/15/19	10,525	13,293
	Hess Corp.	7.875%	10/1/29	5,895	7,398
	Hess Corp.	7.300%	8/15/31	4,510	5,385
	Hess Corp.	7.125%	3/15/33	4,675	5,498
	Hess Corp.	6.000%	1/15/40	6,518	6,707
	Hess Corp.	5.600%	2/15/41	4,375	4,269
	Husky Energy Inc.	5.900%	6/15/14	8,607	9,560
	Husky Energy Inc.	6.150%	6/15/19	800	892
	Husky Energy Inc.	7.250%	12/15/19	2,435	2,907
	Husky Energy Inc.	6.800%	9/15/37	2,175	2,425
	Kerr-McGee Corp.	6.950%	7/1/24	12,420	14,027
	Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,403
	Marathon Oil Corp.	6.000%	10/1/17	10,475	12,019
	Marathon Oil Corp.	5.900%	3/15/18	3,797	4,298
	Marathon Oil Corp.	6.800%	3/15/32	5,117	5,728
	Marathon Oil Corp.	6.600%	10/1/37	610	678
5	Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,074
5	Marathon Petroleum Corp.	5.125%	3/1/21	7,250	7,419
5	Marathon Petroleum Corp.	6.500%	3/1/41	4,000	4,150
	Nabors Industries Inc.	6.150%	2/15/18	9,400	10,408
	Nabors Industries Inc.	9.250%	1/15/19	3,025	3,825
	Nabors Industries Inc.	5.000%	9/15/20	2,975	3,014
	Nexen Inc.	7.875%	3/15/32	5,975	7,030
	Nexen Inc.	5.875%	3/10/35	375	354
	Nexen Inc.	6.400%	5/15/37	9,450	9,389
	Nexen Inc.	7.500%	7/30/39	7,375	8,258
	Noble Energy Inc.	8.250%	3/1/19	3,829	4,881
	Noble Energy Inc.	8.000%	4/1/27	525	637
	Noble Energy Inc.	6.000%	3/1/41	3,600	3,685
	Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,370
	Noble Holding International Ltd.	4.900%	8/1/20	3,225	3,352
	Noble Holding International Ltd.	6.200%	8/1/40	4,450	4,672
	Noble Holding International Ltd.	6.050%	3/1/41	850	871
	Occidental Petroleum Corp.	2.500%	2/1/16	9,675	9,826
	Occidental Petroleum Corp.	4.100%	2/1/21	14,700	15,051
	PC Financial Partnership	5.000%	11/15/14	8,100	8,884
	Petro-Canada	4.000%	7/15/13	5,600	5,923

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Petro-Canada	6.050%	5/15/18	6,075	6,862
	Petro-Canada	7.875%	6/15/26	1,500	1,830
	Petro-Canada	7.000%	11/15/28	1,175	1,343
	Petro-Canada	5.350%	7/15/33	4,825	4,522
	Petro-Canada	5.950%	5/15/35	6,850	7,008
	Petro-Canada	6.800%	5/15/38	4,475	5,001
	Pride International Inc.	8.500%	6/15/19	725	915
	Rowan Cos. Inc.	7.875%	8/1/19	7,500	8,950
	Shell International Finance BV	1.875%	3/25/13	5,625	5,747
	Shell International Finance BV	4.000%	3/21/14	52,575	56,510
	Shell International Finance BV	3.100%	6/28/15	13,525	14,112
	Shell International Finance BV	3.250%	9/22/15	3,600	3,776
	Shell International Finance BV	5.200%	3/22/17	2,950	3,343
	Shell International Finance BV	4.300%	9/22/19	27,250	28,655
	Shell International Finance BV	4.375%	3/25/20	2,640	2,772
	Shell International Finance BV	6.375%	12/15/38	13,494	15,535
	Shell International Finance BV	5.500%	3/25/40	3,625	3,775
	Statoil ASA	3.875%	4/15/14	6,750	7,229
	Statoil ASA	2.900%	10/15/14	2,250	2,357
	Statoil ASA	3.125%	8/17/17	7,000	7,045
	Statoil ASA	5.250%	4/15/19	11,825	13,079
	Statoil ASA	7.750%	6/15/23	25	32
	Statoil ASA	7.250%	9/23/27	5,375	6,625
5	Statoil ASA	6.500%	12/1/28	975	1,135
	Statoil ASA	7.150%	1/15/29	2,850	3,495
	Statoil ASA	5.100%	8/17/40	4,985	4,816
	Suncor Energy Inc.	6.100%	6/1/18	875	995
	Suncor Energy Inc.	7.150%	2/1/32	1,275	1,468
	Suncor Energy Inc.	5.950%	12/1/34	250	257
	Suncor Energy Inc.	6.500%	6/15/38	23,780	25,725
	Suncor Energy Inc.	6.850%	6/1/39	4,750	5,420
	Sunoco Inc.	4.875%	10/15/14	1,325	1,423
	Sunoco Inc.	5.750%	1/15/17	1,925	2,068
	Talisman Energy Inc.	5.125%	5/15/15	1,125	1,241
	Talisman Energy Inc.	7.750%	6/1/19	16,137	19,664
	Talisman Energy Inc.	7.250%	10/15/27	850	991
	Talisman Energy Inc.	5.850%	2/1/37	6,500	6,482
	Tosco Corp.	8.125%	2/15/30	15,350	19,962
	Total Capital Canada Ltd.	1.625%	1/28/14	5,325	5,395
	Total Capital SA	3.000%	6/24/15	19,075	19,814
	Total Capital SA	2.300%	3/15/16	975	974
	Total Capital SA	4.450%	6/24/20	6,925	7,201
	Total Capital SA	4.125%	1/28/21	5,000	5,049
	Transocean Inc.	5.250%	3/15/13	3,375	3,573
	Transocean Inc.	4.950%	11/15/15	11,300	12,194
	Transocean Inc.	6.000%	3/15/18	6,075	6,692
	Transocean Inc.	6.500%	11/15/20	5,710	6,357
	Transocean Inc.	7.500%	4/15/31	2,325	2,646
	Transocean Inc.	6.800%	3/15/38	5,135	5,485
	Valero Energy Corp.	4.750%	6/15/13	240	255
	Valero Energy Corp.	4.500%	2/1/15	2,625	2,807
	Valero Energy Corp.	9.375%	3/15/19	7,566	9,647
	Valero Energy Corp.	6.125%	2/1/20	10,675	11,683
	Valero Energy Corp.	7.500%	4/15/32	6,215	6,940
	Valero Energy Corp.	6.625%	6/15/37	14,065	14,644
	Valero Energy Corp.	10.500%	3/15/39	6,650	9,382
	Weatherford International Inc.	6.350%	6/15/17	5,750	6,526
	Weatherford International Inc.	6.800%	6/15/37	275	291
	Weatherford International Ltd.	5.500%	2/15/16	1,040	1,143
	Weatherford International Ltd.	6.500%	8/1/36	7,925	8,153
	Weatherford International Ltd.	7.000%	3/15/38	1,750	1,890
	Weatherford International Ltd.	5.150%	3/15/13	736	779
	Weatherford International Ltd.	6.000%	3/15/18	8,325	9,130
	Weatherford International Ltd.	9.625%	3/1/19	23,375	30,230

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Cos. Inc.	7.875%	9/1/21	1,121	1,387
	Williams Cos. Inc.	7.500%	1/15/31	6,942	7,938
	Williams Cos. Inc.	7.750%	6/15/31	1,754	2,049
	Williams Cos. Inc.	8.750%	3/15/32	712	912
	XTO Energy Inc.	5.750%	12/15/13	4,650	5,184
	XTO Energy Inc.	6.250%	8/1/17	9,075	10,963
	Other Industrial (0.0%)
	Cintas Corp. No 2	6.125%	12/1/17	2,500	2,900
	Massachusetts Development Finance Agency Revenue
	(Harvard University)	4.875%	10/15/40	7,600	7,374
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT)	5.600%	7/1/11	8,100	8,200
	Technology (0.9%)
	Adobe Systems Inc.	3.250%	2/1/15	4,525	4,694
	Adobe Systems Inc.	4.750%	2/1/20	6,625	6,837
	Agilent Technologies Inc.	4.450%	9/14/12	575	596
	Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,455
	Agilent Technologies Inc.	6.500%	11/1/17	14,750	16,959
	Amphenol Corp.	4.750%	11/15/14	4,125	4,495
	Analog Devices Inc.	5.000%	7/1/14	3,425	3,760
	Analog Devices Inc.	3.000%	4/15/16	1,075	1,096
	Applied Materials Inc.	2.650%	6/15/16	1,000	1,005
	Applied Materials Inc.	4.300%	6/15/21	7,025	7,036
	Applied Materials Inc.	5.850%	6/15/41	9,050	9,151
	Arrow Electronics Inc.	6.875%	7/1/13	200	218
	Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,625
	Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,179
	Avnet Inc.	6.625%	9/15/16	235	265
	BMC Software Inc.	7.250%	6/1/18	2,300	2,644
5	Broadcom Corp.	1.500%	11/1/13	2,000	2,006
	CA Inc.	5.375%	12/1/19	3,500	3,727
	Cisco Systems Inc.	1.625%	3/14/14	7,475	7,546
	Cisco Systems Inc.	2.900%	11/17/14	1,975	2,068
	Cisco Systems Inc.	5.500%	2/22/16	12,090	13,705
	Cisco Systems Inc.	3.150%	3/14/17	5,275	5,369
	Cisco Systems Inc.	4.950%	2/15/19	24,989	26,993
	Cisco Systems Inc.	4.450%	1/15/20	27,670	28,685
	Cisco Systems Inc.	5.900%	2/15/39	20,115	21,071
	Cisco Systems Inc.	5.500%	1/15/40	4,475	4,481
	Computer Sciences Corp.	6.500%	3/15/18	2,200	2,359
	Corning Inc.	6.625%	5/15/19	3,180	3,703
	Corning Inc.	7.250%	8/15/36	300	344
	Corning Inc.	5.750%	8/15/40	4,525	4,505
	Dell Inc.	4.700%	4/15/13	5,875	6,261
	Dell Inc.	1.400%	9/10/13	6,200	6,247
	Dell Inc.	2.300%	9/10/15	1,675	1,680
	Dell Inc.	3.100%	4/1/16	3,000	3,065
	Dell Inc.	5.650%	4/15/18	3,225	3,585
	Dell Inc.	5.875%	6/15/19	3,850	4,326
^	Dell Inc.	6.500%	4/15/38	7,600	8,317
	Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	5,083
	Equifax Inc.	4.450%	12/1/14	2,175	2,327
	Equifax Inc.	6.300%	7/1/17	1,075	1,192
	Fiserv Inc.	6.125%	11/20/12	3,704	3,982
	Fiserv Inc.	3.125%	10/1/15	1,100	1,112
	Fiserv Inc.	3.125%	6/15/16	1,025	1,020
	Fiserv Inc.	6.800%	11/20/17	5,950	6,850
	Fiserv Inc.	4.750%	6/15/21	1,000	989
	Google Inc.	2.125%	5/19/16	775	774
	Google Inc.	3.625%	5/19/21	6,800	6,648
	Harris Corp.	5.000%	10/1/15	3,675	4,028
	Harris Corp.	5.950%	12/1/17	225	252
	Harris Corp.	4.400%	12/15/20	1,725	1,726

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Harris Corp.	6.150%	12/15/40	3,750	3,939
	Hewlett-Packard Co.	6.500%	7/1/12	1,410	1,491
	Hewlett-Packard Co.	4.500%	3/1/13	12,675	13,426
	Hewlett-Packard Co.	1.250%	9/13/13	12,150	12,192
	Hewlett-Packard Co.	6.125%	3/1/14	17,700	19,819
	Hewlett-Packard Co.	1.550%	5/30/14	6,700	6,728
	Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,441
	Hewlett-Packard Co.	2.125%	9/13/15	9,150	9,134
	Hewlett-Packard Co.	2.650%	6/1/16	3,325	3,343
	Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,301
	Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,345
	Hewlett-Packard Co.	3.750%	12/1/20	4,775	4,635
	Hewlett-Packard Co.	4.300%	6/1/21	675	682
	HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,741
	IBM International Group Capital LLC	5.050%	10/22/12	20,275	21,448
	International Business Machines Corp.	2.100%	5/6/13	1,000	1,023
	International Business Machines Corp.	7.500%	6/15/13	3,150	3,539
	International Business Machines Corp.	1.000%	8/5/13	18,000	18,037
	International Business Machines Corp.	6.500%	10/15/13	200	224
	International Business Machines Corp.	2.000%	1/5/16	2,000	1,986
	International Business Machines Corp.	5.700%	9/14/17	35,351	41,051
	International Business Machines Corp.	7.625%	10/15/18	6,475	8,192
	International Business Machines Corp.	7.000%	10/30/25	965	1,198
	International Business Machines Corp.	6.220%	8/1/27	5,350	6,200
	International Business Machines Corp.	6.500%	1/15/28	600	718
	International Business Machines Corp.	5.875%	11/29/32	875	961
	International Business Machines Corp.	5.600%	11/30/39	16,429	17,422
	Intuit Inc.	5.750%	3/15/17	1,900	2,132
	Juniper Networks Inc.	3.100%	3/15/16	1,095	1,111
	Juniper Networks Inc.	4.600%	3/15/21	1,500	1,533
	Juniper Networks Inc.	5.950%	3/15/41	2,900	2,986
	KLA-Tencor Corp.	6.900%	5/1/18	3,000	3,381
	Lexmark International Inc.	5.900%	6/1/13	2,825	3,010
	Lexmark International Inc.	6.650%	6/1/18	4,650	5,051
	Maxim Integrated Products Inc.	3.450%	6/14/13	1,800	1,867
	Microsoft Corp.	0.875%	9/27/13	7,800	7,808
	Microsoft Corp.	2.950%	6/1/14	7,800	8,233
	Microsoft Corp.	1.625%	9/25/15	7,550	7,472
	Microsoft Corp.	4.200%	6/1/19	6,625	6,957
	Microsoft Corp.	3.000%	10/1/20	12,620	11,953
	Microsoft Corp.	5.200%	6/1/39	2,075	2,093
	Microsoft Corp.	4.500%	10/1/40	5,950	5,418
	Microsoft Corp.	5.300%	2/8/41	965	987
	Motorola Solutions Inc.	5.375%	11/15/12	4,975	5,239
	Motorola Solutions Inc.	6.000%	11/15/17	5,350	6,064
	Motorola Solutions Inc.	7.500%	5/15/25	850	993
	Nokia Oyj	5.375%	5/15/19	8,075	7,752
	Nokia Oyj	6.625%	5/15/39	7,625	7,082
	Oracle Corp.	4.950%	4/15/13	1,725	1,850
	Oracle Corp.	3.750%	7/8/14	1,600	1,713
	Oracle Corp.	5.250%	1/15/16	28,071	31,662
	Oracle Corp.	5.750%	4/15/18	13,915	15,960
	Oracle Corp.	5.000%	7/8/19	16,525	18,062
5	Oracle Corp.	3.875%	7/15/20	3,250	3,232
	Oracle Corp.	6.500%	4/15/38	3,850	4,451
	Oracle Corp.	6.125%	7/8/39	6,600	7,286
5	Oracle Corp.	5.375%	7/15/40	18,425	18,437
	Pitney Bowes Inc.	4.625%	10/1/12	1,725	1,794
	Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,407
	Pitney Bowes Inc.	4.875%	8/15/14	250	269
	Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,762
	Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,837
	Pitney Bowes Inc.	4.750%	5/15/18	275	281
	Pitney Bowes Inc.	6.250%	3/15/19	200	219

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pitney Bowes Inc.	5.250%	1/15/37	450	466
5	SAIC Inc.	4.450%	12/1/20	1,850	1,905
5	SAIC Inc.	5.950%	12/1/40	2,550	2,689
	Science Applications International Corp.	6.250%	7/1/12	1,000	1,054
	Science Applications International Corp.	5.500%	7/1/33	2,470	2,445
	Symantec Corp.	2.750%	9/15/15	600	595
	Symantec Corp.	4.200%	9/15/20	7,200	6,949
	Texas Instruments Inc.	2.375%	5/16/16	3,425	3,437
	Tyco Electronics Group SA	6.000%	10/1/12	850	901
	Tyco Electronics Group SA	7.125%	10/1/37	14,100	16,881
	Xerox Corp.	8.250%	5/15/14	6,525	7,632
	Xerox Corp.	4.250%	2/15/15	4,475	4,750
	Xerox Corp.	6.400%	3/15/16	7,045	8,059
	Xerox Corp.	6.750%	2/1/17	3,050	3,559
	Xerox Corp.	6.350%	5/15/18	11,850	13,544
	Xerox Corp.	5.625%	12/15/19	1,375	1,501
	Xerox Corp.	6.750%	12/15/39	1,075	1,200
	Transportation (0.4%)
4	American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	1,050	1,026
4	American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	3,845	4,441
	Burlington Northern Santa Fe LLC	5.900%	7/1/12	2,625	2,763
	Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	855
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,750	5,390
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	8,150	9,215
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,800	3,665
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,250	6,462
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	103
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	3,742
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	98
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	375	385
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,625	7,073
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,050	6,926
	Canadian National Railway Co.	4.400%	3/15/13	2,575	2,730
	Canadian National Railway Co.	4.950%	1/15/14	1,875	2,052
	Canadian National Railway Co.	5.800%	6/1/16	750	864
	Canadian National Railway Co.	5.850%	11/15/17	1,150	1,340
	Canadian National Railway Co.	5.550%	3/1/19	2,160	2,446
	Canadian National Railway Co.	6.900%	7/15/28	450	542
	Canadian National Railway Co.	6.250%	8/1/34	1,625	1,848
	Canadian National Railway Co.	6.200%	6/1/36	2,675	3,009
	Canadian National Railway Co.	6.375%	11/15/37	900	1,036
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,100	4,056
	Canadian Pacific Railway Co.	7.125%	10/15/31	525	602
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,108
	Con-way Inc.	6.700%	5/1/34	3,425	3,263
4	Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	3,129	3,308
4	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	5,871	6,194
4	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	1,283	1,322
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,713	1,838
	CSX Corp.	6.250%	4/1/15	6,925	7,909
	CSX Corp.	5.600%	5/1/17	1,500	1,670
	CSX Corp.	7.900%	5/1/17	2,513	3,082
	CSX Corp.	6.250%	3/15/18	13,350	15,377
	CSX Corp.	7.375%	2/1/19	23,200	28,203
	CSX Corp.	6.000%	10/1/36	5,931	6,232
	CSX Corp.	6.150%	5/1/37	2,325	2,475
	CSX Corp.	6.220%	4/30/40	5,887	6,317
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	8,693	9,019
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	10,657	11,616
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,795	3,785
	JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	10,176
	Norfolk Southern Corp.	5.257%	9/17/14	45	50
	Norfolk Southern Corp.	5.750%	1/15/16	1,700	1,931

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,354
	Norfolk Southern Corp.	5.750%	4/1/18	2,575	2,912
	Norfolk Southern Corp.	5.900%	6/15/19	6,325	7,266
	Norfolk Southern Corp.	5.590%	5/17/25	534	571
	Norfolk Southern Corp.	7.800%	5/15/27	5,500	7,101
	Norfolk Southern Corp.	5.640%	5/17/29	2,305	2,449
	Norfolk Southern Corp.	7.250%	2/15/31	5,022	6,157
	Norfolk Southern Corp.	7.050%	5/1/37	8,210	9,991
	Norfolk Southern Corp.	7.900%	5/15/97	1,800	2,283
	Norfolk Southern Corp.	6.000%	5/23/11	6,600	6,470
	Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,153
	Ryder System Inc.	5.850%	3/1/14	1,725	1,886
	Ryder System Inc.	3.150%	3/2/15	5,275	5,401
	Ryder System Inc.	7.200%	9/1/15	3,650	4,254
	Ryder System Inc.	3.600%	3/1/16	3,650	3,725
	Ryder System Inc.	5.850%	11/1/16	7,425	8,322
	Southwest Airlines Co.	5.250%	10/1/14	175	188
	Southwest Airlines Co.	5.750%	12/15/16	3,800	4,191
	Southwest Airlines Co.	5.125%	3/1/17	700	747
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	1,754	1,894
4	UAL 2009-2A Pass Through Trust	9.750%	1/15/17	1,089	1,241
	Union Pacific Corp.	5.450%	1/31/13	4,375	4,685
	Union Pacific Corp.	4.000%	2/1/21	200	200
5	Union Pacific Corp.	4.163%	7/15/22	26,506	26,724
	Union Pacific Corp.	6.625%	2/1/29	1,900	2,188
	Union Pacific Corp.	5.780%	7/15/40	625	653
4	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,298	1,490
	United Parcel Service Inc.	4.500%	1/15/13	370	392
	United Parcel Service Inc.	3.875%	4/1/14	10,175	10,956
	United Parcel Service Inc.	5.500%	1/15/18	2,360	2,682
	United Parcel Service Inc.	5.125%	4/1/19	5,850	6,574
	United Parcel Service Inc.	3.125%	1/15/21	5,260	5,011
	United Parcel Service Inc.	6.200%	1/15/38	4,900	5,631
					9,910,753
Utilities (2.3%)
	Electric (1.6%)
	AEP Texas Central Co.	6.650%	2/15/33	2,300	2,524
	Alabama Power Co.	4.850%	12/15/12	1,875	1,985
	Alabama Power Co.	5.200%	6/1/41	3,150	3,112
	Ameren Corp.	8.875%	5/15/14	1,000	1,159
	Ameren Illinois Co.	6.125%	11/15/17	1,300	1,485
	Ameren Illinois Co.	6.250%	4/1/18	4,425	4,933
	American Water Capital Corp.	6.085%	10/15/17	10,200	11,748
	American Water Capital Corp.	6.593%	10/15/37	5,300	5,734
	Appalachian Power Co.	5.650%	8/15/12	3,040	3,188
	Appalachian Power Co.	3.400%	5/24/15	5,250	5,438
	Appalachian Power Co.	7.950%	1/15/20	350	440
	Appalachian Power Co.	4.600%	3/30/21	5,975	6,012
	Appalachian Power Co.	5.800%	10/1/35	950	954
	Appalachian Power Co.	6.375%	4/1/36	2,050	2,175
	Appalachian Power Co.	7.000%	4/1/38	1,050	1,225
	Arizona Public Service Co.	5.800%	6/30/14	625	695
	Arizona Public Service Co.	4.650%	5/15/15	2,925	3,166
	Arizona Public Service Co.	5.500%	9/1/35	600	583
	Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,509
	Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,048
	Baltimore Gas & Electric Co.	6.350%	10/1/36	625	700
	Carolina Power & Light Co.	6.500%	7/15/12	1,575	1,670
	Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,820
	Carolina Power & Light Co.	5.300%	1/15/19	34,300	38,307
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,610	14,671
	CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	443
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	257

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	358
	CenterPoint Energy Inc.	6.500%	5/1/18	70	80
	Cleco Power LLC	6.000%	12/1/40	4,075	4,206
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	191
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,263
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	950
	Columbus Southern Power Co.	5.850%	10/1/35	5,450	5,688
	Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,291
	Commonwealth Edison Co.	6.150%	9/15/17	13,650	15,762
	Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,320
	Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,152
	Commonwealth Edison Co.	5.875%	2/1/33	490	505
	Commonwealth Edison Co.	5.900%	3/15/36	2,375	2,479
	Commonwealth Edison Co.	6.450%	1/15/38	7,925	8,837
	Connecticut Light & Power Co.	6.350%	6/1/36	5,100	5,789
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,940	3,117
	Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,584
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,490
	Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	401
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,129
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	6,083
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,925	2,064
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,322
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	5,250	5,906
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,075	3,658
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,250	5,558
	Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,210
	Constellation Energy Group Inc.	4.550%	6/15/15	8,631	9,145
	Constellation Energy Group Inc.	7.600%	4/1/32	2,415	2,838
	Consumers Energy Co.	5.375%	4/15/13	4,100	4,403
	Consumers Energy Co.	5.500%	8/15/16	1,800	2,027
	Consumers Energy Co.	6.125%	3/15/19	550	634
	Consumers Energy Co.	6.700%	9/15/19	5,000	5,989
	Detroit Edison Co.	3.450%	10/1/20	1,700	1,654
	Detroit Edison Co.	3.900%	6/1/21	1,575	1,562
	Detroit Edison Co.	5.700%	10/1/37	950	1,006
	Dominion Resources Inc.	5.700%	9/17/12	840	887
	Dominion Resources Inc.	6.000%	11/30/17	4,625	5,334
	Dominion Resources Inc.	8.875%	1/15/19	430	557
	Dominion Resources Inc.	4.450%	3/15/21	4,225	4,315
	Dominion Resources Inc.	6.300%	3/15/33	1,400	1,535
	Dominion Resources Inc.	5.950%	6/15/35	8,775	9,308
	Dominion Resources Inc.	7.000%	6/15/38	425	512
	Dominion Resources Inc.	1.800%	3/15/14	3,800	3,834
	Dominion Resources Inc.	5.150%	7/15/15	15,258	16,914
	Dominion Resources Inc.	2.250%	9/1/15	4,880	4,865
	Dominion Resources Inc.	6.400%	6/15/18	290	337
	Dominion Resources Inc.	5.250%	8/1/33	2,575	2,833
4	Dominion Resources Inc.	7.500%	6/30/66	4,875	5,143
	DTE Energy Co.	6.375%	4/15/33	175	188
	Duke Energy Carolinas LLC	5.750%	11/15/13	400	444
	Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	5,884
	Duke Energy Carolinas LLC	6.000%	12/1/28	2,750	2,976
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	1,774
	Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	8,394
	Duke Energy Carolinas LLC	6.000%	1/15/38	175	193
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,675	5,173
	Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,333
	Duke Energy Corp.	6.300%	2/1/14	4,420	4,930
	Duke Energy Corp.	3.950%	9/15/14	5,225	5,554
	Duke Energy Corp.	3.350%	4/1/15	4,675	4,874
	Duke Energy Corp.	5.050%	9/15/19	10,000	10,800
	Duke Energy Indiana Inc.	5.000%	9/15/13	425	459
	Duke Energy Indiana Inc.	6.050%	6/15/16	325	370

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,159
	Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	9,264
	Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,044
	Duke Energy Ohio Inc.	5.700%	9/15/12	3,975	4,212
	Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,888
	Duke Energy Ohio Inc.	5.450%	4/1/19	8	9
	El Paso Electric Co.	6.000%	5/15/35	1,725	1,776
	Empresa Nacional de Electricidad SA/Chile	8.350%	8/1/13	2,275	2,545
	Enersis SA/Cayman Island	7.375%	1/15/14	2,500	2,780
	Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,381
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	9,582
	Entergy Louisiana LLC	6.500%	9/1/18	1,350	1,557
	Entergy Louisiana LLC	5.400%	11/1/24	125	134
	Exelon Corp.	4.900%	6/15/15	7,000	7,518
	Exelon Corp.	5.625%	6/15/35	1,100	1,038
	Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,408
	Exelon Generation Co. LLC	4.000%	10/1/20	8,800	8,336
	Exelon Generation Co. LLC	6.250%	10/1/39	6,050	6,113
	Exelon Generation Co. LLC	5.750%	10/1/41	5,200	4,936
	FirstEnergy Corp.	7.375%	11/15/31	7,855	8,952
	FirstEnergy Solutions Corp.	4.800%	2/15/15	6,825	7,319
	FirstEnergy Solutions Corp.	6.050%	8/15/21	75	81
	FirstEnergy Solutions Corp.	6.800%	8/15/39	2,800	2,919
	Florida Power & Light Co.	4.850%	2/1/13	2,375	2,520
	Florida Power & Light Co.	5.550%	11/1/17	1,850	2,159
	Florida Power & Light Co.	5.950%	10/1/33	225	245
	Florida Power & Light Co.	5.625%	4/1/34	3,825	4,008
	Florida Power & Light Co.	4.950%	6/1/35	550	530
	Florida Power & Light Co.	5.400%	9/1/35	5,650	5,819
	Florida Power & Light Co.	6.200%	6/1/36	3,650	4,139
	Florida Power & Light Co.	5.650%	2/1/37	3,975	4,261
	Florida Power & Light Co.	5.850%	5/1/37	1,675	1,844
	Florida Power & Light Co.	5.950%	2/1/38	9,850	10,983
	Florida Power & Light Co.	5.960%	4/1/39	1,175	1,301
	Florida Power Corp.	4.800%	3/1/13	9,875	10,490
	Florida Power Corp.	5.650%	6/15/18	3,100	3,534
	Florida Power Corp.	6.350%	9/15/37	10,125	11,747
	Florida Power Corp.	6.400%	6/15/38	6,600	7,666
	Florida Power Corp.	5.650%	4/1/40	1,000	1,063
	Georgia Power Co.	6.000%	11/1/13	3,000	3,328
	Georgia Power Co.	3.000%	4/15/16	3,400	3,478
	Georgia Power Co.	5.700%	6/1/17	16,444	18,848
	Georgia Power Co.	5.650%	3/1/37	325	338
	Georgia Power Co.	5.950%	2/1/39	4,025	4,322
	Georgia Power Co.	5.400%	6/1/40	4,000	4,035
	Great Plains Energy Inc.	2.750%	8/15/13	3,000	3,071
	Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,204
	Iberdrola International BV	6.750%	6/15/12	2,175	2,292
	Iberdrola International BV	6.750%	7/15/36	3,650	3,800
	Indiana Michigan Power Co.	7.000%	3/15/19	625	745
	Indiana Michigan Power Co.	6.050%	3/15/37	8,175	8,591
4	Integrys Energy Group Inc.	6.110%	12/1/66	4,990	4,928
	Interstate Power & Light Co.	6.250%	7/15/39	2,600	2,893
	Jersey Central Power & Light Co.	5.625%	5/1/16	8,700	9,767
	Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,157
	Kansas City Power & Light Co.	6.050%	11/15/35	1,725	1,760
4	Kansas Gas & Electric	5.647%	3/29/21	161	171
	KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	425	468
5	Kentucky Utilities Co.	1.625%	11/1/15	750	733
5	Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,395
5	Kentucky Utilities Co.	5.125%	11/1/40	2,410	2,375
5	LG&E and KU Energy LLC	2.125%	11/15/15	2,800	2,731
5	LG&E and KU Energy LLC	3.750%	11/15/20	3,655	3,442
5	Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,039

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,285
	MidAmerican Energy Co.	5.650%	7/15/12	2,625	2,759
	MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,561
	MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,111
	MidAmerican Energy Co.	5.300%	3/15/18	450	498
	MidAmerican Energy Co.	6.750%	12/30/31	4,650	5,352
	MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,481
	Midamerican Energy Holdings Co.	5.875%	10/1/12	5,845	6,194
	Midamerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,273
	Midamerican Energy Holdings Co.	5.750%	4/1/18	8,575	9,642
	Midamerican Energy Holdings Co.	8.480%	9/15/28	600	784
	Midamerican Energy Holdings Co.	6.125%	4/1/36	26,147	27,968
	Midamerican Energy Holdings Co.	5.950%	5/15/37	7,950	8,349
	Midamerican Energy Holdings Co.	6.500%	9/15/37	2,390	2,694
	National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	2,725	2,787
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	5,775	6,286
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,265	2,462
	National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	6,750	7,217
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	5,208
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,585	12,922
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	21,280	29,372
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,175	5,441
	Nevada Power Co.	7.125%	3/15/19	14,525	17,409
	Nevada Power Co.	6.750%	7/1/37	1,175	1,373
	Nevada Power Co.	5.375%	9/15/40	5,605	5,511
	Nevada Power Co.	5.450%	5/15/41	900	901
	NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,600	2,786
	NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,917
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	1,994
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	991
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	22,975
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,172
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,757
	Northern States Power Co.	1.950%	8/15/15	2,225	2,220
	Northern States Power Co.	5.250%	7/15/35	325	328
	Northern States Power Co.	6.250%	6/1/36	1,650	1,898
	Northern States Power Co.	6.200%	7/1/37	5,425	6,218
	Northern States Power Co.	5.350%	11/1/39	3,700	3,815
	Northern States Power Co.	4.850%	8/15/40	525	499
	Northern States Power Co.	5.250%	3/1/18	1,875	2,085
	NSTAR	4.500%	11/15/19	5,035	5,260
	NSTAR Electric Co.	4.875%	4/15/14	2,600	2,837
	NSTAR Electric Co.	5.625%	11/15/17	5,350	6,147
	NSTAR Electric Co.	5.500%	3/15/40	2,950	3,054
	Oglethorpe Power Corp.	5.950%	11/1/39	1,700	1,789
	Oglethorpe Power Corp.	5.375%	11/1/40	4,800	4,685
	Ohio Edison Co.	6.400%	7/15/16	3,800	4,372
	Ohio Power Co.	5.750%	9/1/13	6,725	7,334
	Ohio Power Co.	6.000%	6/1/16	3,275	3,766
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	3,200	3,375
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,607
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,350
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	3,895
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,671	5,564
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,482
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,413
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,268
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	310
	Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	18,448
	Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	3,892
	Pacific Gas & Electric Co.	3.500%	10/1/20	19,650	18,664
	Pacific Gas & Electric Co.	4.250%	5/15/21	4,650	4,635
	Pacific Gas & Electric Co.	6.050%	3/1/34	14,862	15,673
	Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	17,306

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,084
Pacific Gas & Electric Co.	5.400%	1/15/40	4,250	4,123
PacifiCorp	7.700%	11/15/31	1,299	1,661
PacifiCorp	5.250%	6/15/35	100	99
PacifiCorp	5.750%	4/1/37	150	159
PacifiCorp	6.250%	10/15/37	8,625	9,765
PacifiCorp	6.000%	1/15/39	875	960
Peco Energy Co.	5.350%	3/1/18	675	750
Pennsylvania Electric Co.	6.050%	9/1/17	2,250	2,542
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	10,913
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	10,720
Pepco Holdings Inc.	2.700%	10/1/15	150	151
Potomac Electric Power Co.	6.500%	11/15/37	7,882	9,253
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	5,174
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,209
PPL Energy Supply LLC	5.400%	8/15/14	800	875
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,729
PPL Energy Supply LLC	6.500%	5/1/18	8,025	9,033
Progress Energy Inc.	6.050%	3/15/14	875	973
Progress Energy Inc.	4.875%	12/1/19	8,100	8,596
Progress Energy Inc.	7.750%	3/1/31	1,625	2,049
Progress Energy Inc.	7.000%	10/30/31	900	1,049
Progress Energy Inc.	6.000%	12/1/39	6,700	7,108
PSEG Power LLC	2.500%	4/15/13	1,775	1,808
PSEG Power LLC	5.000%	4/1/14	3,150	3,387
PSEG Power LLC	5.500%	12/1/15	14,230	15,705
PSEG Power LLC	5.125%	4/15/20	1,701	1,789
PSEG Power LLC	8.625%	4/15/31	350	447
Public Service Co. of Colorado	7.875%	10/1/12	8,525	9,262
Public Service Co. of Colorado	5.500%	4/1/14	165	184
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,689
Public Service Co. of Colorado	5.125%	6/1/19	8,825	9,699
Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,690
Public Service Co. of Colorado	6.250%	9/1/37	2,325	2,682
Public Service Co. of Oklahoma	5.150%	12/1/19	100	107
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	5,199
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,370
Public Service Electric & Gas Co.	3.500%	8/15/20	500	488
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	4,962
Puget Sound Energy Inc.	5.483%	6/1/35	800	801
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	5,706
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	2,765
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,586
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	1,772
Puget Sound Energy Inc.	5.638%	4/15/41	3,025	3,108
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,385
San Diego Gas & Electric Co.	5.350%	5/15/35	800	826
San Diego Gas & Electric Co.	4.500%	8/15/40	3,350	3,037
SCANA Corp.	4.750%	5/15/21	2,675	2,679
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,629
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	4,973
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,018
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,449
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	217
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	4,691
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,200	4,280
Southern California Edison Co.	5.000%	1/15/14	3,350	3,659
Southern California Edison Co.	4.650%	4/1/15	3,600	3,936
Southern California Edison Co.	5.000%	1/15/16	1,175	1,315
Southern California Edison Co.	3.875%	6/1/21	5,075	5,061
Southern California Edison Co.	6.650%	4/1/29	1,536	1,778
Southern California Edison Co.	6.000%	1/15/34	6,675	7,369
Southern California Edison Co.	5.750%	4/1/35	925	990
Southern California Edison Co.	5.350%	7/15/35	4,400	4,471

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern California Edison Co.	5.550%	1/15/36	1,400	1,461
	Southern California Edison Co.	5.625%	2/1/36	6,275	6,615
	Southern California Edison Co.	5.550%	1/15/37	6,975	7,287
	Southern California Edison Co.	5.950%	2/1/38	410	452
	Southern California Edison Co.	4.500%	9/1/40	8,275	7,513
	Southern Co.	4.150%	5/15/14	3,850	4,123
	Southern Power Co.	6.250%	7/15/12	3,280	3,452
	Southern Power Co.	4.875%	7/15/15	1,550	1,694
	Southwestern Electric Power Co.	5.550%	1/15/17	400	439
	Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,261
	Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,142
	Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,213
	Tampa Electric Co.	6.100%	5/15/18	275	316
	Tampa Electric Co.	6.550%	5/15/36	3,000	3,482
	TECO Finance Inc.	4.000%	3/15/16	2,650	2,767
	TECO Finance Inc.	5.150%	3/15/20	2,475	2,623
	Toledo Edison Co.	6.150%	5/15/37	6,525	6,864
	TransAlta Corp.	4.750%	1/15/15	1,050	1,126
	TransAlta Corp.	6.650%	5/15/18	1,325	1,514
	TransAlta Corp.	6.500%	3/15/40	650	678
	UIL Holdings Corp.	4.625%	10/1/20	2,650	2,581
	Union Electric Co.	6.700%	2/1/19	6,566	7,723
	Union Electric Co.	8.450%	3/15/39	1,725	2,419
	United Utilities plc	5.375%	2/1/19	4,950	5,138
	Virginia Electric and Power Co.	5.100%	11/30/12	800	846
	Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,478
	Virginia Electric and Power Co.	5.400%	4/30/18	3,170	3,580
	Virginia Electric and Power Co.	5.000%	6/30/19	3,500	3,802
	Virginia Electric and Power Co.	3.450%	9/1/22	250	237
	Virginia Electric and Power Co.	6.000%	1/15/36	5,575	6,205
	Virginia Electric and Power Co.	6.000%	5/15/37	2,600	2,901
	Virginia Electric and Power Co.	6.350%	11/30/37	3,450	3,956
	Virginia Electric and Power Co.	8.875%	11/15/38	675	1,007
	Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	4,809
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,068
	Wisconsin Electric Power Co.	5.700%	12/1/36	825	871
4	Wisconsin Energy Corp.	6.250%	5/15/67	14,025	14,095
	Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,277
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	5,561
	Xcel Energy Inc.	5.613%	4/1/17	592	657
	Xcel Energy Inc.	4.700%	5/15/20	1,000	1,039
	Xcel Energy Inc.	6.500%	7/1/36	3,050	3,475
	Natural Gas (0.7%)
	AGL Capital Corp.	5.250%	8/15/19	1,100	1,181
	AGL Capital Corp.	6.000%	10/1/34	150	151
	AGL Capital Corp.	5.875%	3/15/41	935	966
	Atmos Energy Corp.	4.950%	10/15/14	3,320	3,628
	Atmos Energy Corp.	8.500%	3/15/19	2,275	2,869
	Atmos Energy Corp.	5.500%	6/15/41	5,700	5,625
	Boardwalk Pipelines LP	5.500%	2/1/17	3,225	3,552
	British Transco Finance Inc.	6.625%	6/1/18	2,235	2,590
	Buckeye Partners LP	6.050%	1/15/18	350	391
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,551
5	CenterPoint Energy Resources Corp.	4.500%	1/15/21	4,226	4,252
5	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,750	1,795
	DCP Midstream LLC	8.125%	8/16/30	325	406
	DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,347
	El Paso Natural Gas Co.	5.950%	4/15/17	11,405	12,911
	El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,760
	Enbridge Energy Partners LP	6.500%	4/15/18	7,583	8,688
	Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,559
	Enbridge Energy Partners LP	7.500%	4/15/38	7,120	8,479
	Enbridge Inc.	5.800%	6/15/14	175	194

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Enbridge Inc.	5.600%	4/1/17	275	307
	Energy Transfer Partners LP	5.650%	8/1/12	4,925	5,143
	Energy Transfer Partners LP	6.000%	7/1/13	10,417	11,267
	Energy Transfer Partners LP	8.500%	4/15/14	5,375	6,270
	Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,382
	Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,369
	Energy Transfer Partners LP	6.700%	7/1/18	340	384
	Energy Transfer Partners LP	9.000%	4/15/19	13,600	16,870
	Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,115
	Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,907
	Energy Transfer Partners LP	6.050%	6/1/41	800	777
7	Enron Corp.	7.625%	9/10/04	1,600	—
7	Enron Corp.	6.625%	11/15/05	1,075	—
7	Enron Corp.	7.125%	5/15/07	6,846	1
7	Enron Corp.	6.875%	10/15/07	6,700	1
7	Enron Corp.	6.750%	8/1/09	5,145	1
	Enterprise Products Operating LLC	4.600%	8/1/12	22,975	23,830
	Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,724
	Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,342
	Enterprise Products Operating LLC	9.750%	1/31/14	12,165	14,534
	Enterprise Products Operating LLC	6.300%	9/15/17	19,825	22,641
	Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,792
	Enterprise Products Operating LLC	6.500%	1/31/19	2,775	3,177
	Enterprise Products Operating LLC	5.200%	9/1/20	3,200	3,379
	Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,160
	Enterprise Products Operating LLC	6.650%	10/15/34	650	704
	Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,494
	Enterprise Products Operating LLC	6.125%	10/15/39	5,160	5,239
	Enterprise Products Operating LLC	6.450%	9/1/40	725	770
	Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,386
	EQT Corp.	6.500%	4/1/18	11,475	12,859
	EQT Corp.	8.125%	6/1/19	325	395
7	HNG Internorth	9.625%	3/15/06	3,680	—
	KeySpan Corp.	8.000%	11/15/30	50	62
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	6,615	6,988
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,425	13,461
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,116
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	335
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	258
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,325	11,484
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,025	10,406
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	505	572
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	96
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	4,725	4,893
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	7,200	7,750
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,000	6,262
	Magellan Midstream Partners LP	5.650%	10/15/16	875	988
	Magellan Midstream Partners LP	6.550%	7/15/19	4,525	5,253
	Magellan Midstream Partners LP	4.250%	2/1/21	2,045	2,018
	National Grid plc	6.300%	8/1/16	8,600	9,886
	Nisource Finance Corp.	6.150%	3/1/13	425	458
	Nisource Finance Corp.	5.400%	7/15/14	5,108	5,623
	Nisource Finance Corp.	5.250%	9/15/17	925	1,005
	Nisource Finance Corp.	6.400%	3/15/18	13,625	15,366
	Nisource Finance Corp.	6.800%	1/15/19	150	173
	Nisource Finance Corp.	5.450%	9/15/20	1,600	1,683
	Nisource Finance Corp.	6.125%	3/1/22	1,500	1,655
	Nisource Finance Corp.	6.250%	12/15/40	2,225	2,298
	Nisource Finance Corp.	5.950%	6/15/41	6,650	6,540
	NuStar Logistics LP	7.650%	4/15/18	4,825	5,775
	Oneok Inc.	5.200%	6/15/15	4,000	4,382
	Oneok Inc.	6.000%	6/15/35	5,850	5,805
	ONEOK Partners LP	6.150%	10/1/16	4,525	5,204
	ONEOK Partners LP	8.625%	3/1/19	16,575	21,033

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ONEOK Partners LP	6.650%	10/1/36	12,525	13,506
	ONEOK Partners LP	6.850%	10/15/37	4,925	5,495
	ONEOK Partners LP	6.125%	2/1/41	5,000	5,106
	Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	9,199
	Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	1,050	1,239
	Plains All American Pipeline LP / PAA Finance Corp.	4.250%	9/1/12	8,750	9,059
	Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	4,440	4,962
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	925	1,048
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,475	3,115
	Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	1,400	1,514
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	700	712
	Questar Corp.	2.750%	2/1/16	600	607
	Sempra Energy	6.000%	2/1/13	700	750
	Sempra Energy	2.000%	3/15/14	8,025	8,098
	Sempra Energy	6.150%	6/15/18	100	114
	Sempra Energy	6.000%	10/15/39	1,250	1,313
	Southern California Gas Co.	5.750%	11/15/35	950	1,035
5	Southern Natural Gas Co.	5.900%	4/1/17	4,990	5,674
	Southern Natural Gas Co.	8.000%	3/1/32	5,832	7,306
	Southern Union Co.	7.600%	2/1/24	8,260	9,439
	Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,226
	Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,397
	Spectra Energy Capital LLC	5.668%	8/15/14	150	165
	Spectra Energy Capital LLC	6.200%	4/15/18	300	340
	Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,451
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	875	964
	Tennessee Gas Pipeline Co.	7.000%	10/15/28	120	138
	Texas Eastern Transmission LP	7.000%	7/15/32	200	233
	Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,072
	TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,173
	TransCanada PipeLines Ltd.	3.400%	6/1/15	500	524
	TransCanada PipeLines Ltd.	6.500%	8/15/18	12,275	14,406
	TransCanada PipeLines Ltd.	7.125%	1/15/19	2,550	3,115
	TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	7,814
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,146
	TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	13,964
	TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	7,958
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,423
	TransCanada PipeLines Ltd.	7.625%	1/15/39	354	441
	TransCanada PipeLines Ltd.	6.100%	6/1/40	475	504
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	11,021	10,975
	Williams Partners LP	3.800%	2/15/15	2,900	3,037
	Williams Partners LP	5.250%	3/15/20	43,720	46,057
	Williams Partners LP	6.300%	4/15/40	3,500	3,623
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	11,225	13,238
	Other Utility (0.0%)
	Veolia Environnement SA	6.000%	6/1/18	7,020	7,914
					2,044,367
Total Corporate Bonds (Cost $17,706,091)					18,738,471
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
	African Development Bank	1.000%	11/23/11	5,575	5,584
	African Development Bank	1.750%	10/1/12	4,450	4,495
	African Development Bank	1.625%	2/11/13	7,425	7,548
	African Development Bank	3.000%	5/27/14	17,625	18,677
	Asian Development Bank	4.500%	9/4/12	1,050	1,096
	Asian Development Bank	1.625%	7/15/13	23,725	24,209
	Asian Development Bank	3.625%	9/5/13	23,500	24,943
	Asian Development Bank	2.750%	5/21/14	18,145	19,067
	Asian Development Bank	0.875%	6/10/14	5,350	5,332
	Asian Development Bank	4.250%	10/20/14	5,875	6,464
	Asian Development Bank	2.625%	2/9/15	24,975	26,129

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Asian Development Bank	2.500%	3/15/16	14,550	15,046
	Asian Development Bank	5.500%	6/27/16	5,175	6,026
	Asian Development Bank	5.250%	6/12/17	600	693
	Asian Development Bank	5.593%	7/16/18	3,528	4,099
	Brazilian Government International Bond	10.250%	6/17/13	2,200	2,588
	Brazilian Government International Bond	7.875%	3/7/15	8,200	9,893
	Brazilian Government International Bond	6.000%	1/17/17	30,605	35,716
4	Brazilian Government International Bond	8.000%	1/15/18	19,002	22,802
	Brazilian Government International Bond	5.875%	1/15/19	41,825	48,266
	Brazilian Government International Bond	8.875%	10/14/19	11,650	15,961
	Brazilian Government International Bond	4.875%	1/22/21	12,050	12,749
	Brazilian Government International Bond	8.875%	4/15/24	3,125	4,461
	Brazilian Government International Bond	8.875%	4/15/24	1,500	2,138
	Brazilian Government International Bond	8.750%	2/4/25	12,250	17,297
	Brazilian Government International Bond	10.125%	5/15/27	12,325	19,245
	Brazilian Government International Bond	8.250%	1/20/34	18,450	25,277
	Brazilian Government International Bond	7.125%	1/20/37	16,706	20,508
	Brazilian Government International Bond	11.000%	8/17/40	13,300	18,115
	Brazilian Government International Bond	5.625%	1/7/41	24,450	25,000
	Canada Government International Bond	2.375%	9/10/14	4,175	4,344
	Chile Government International Bond	5.500%	1/15/13	2,965	3,148
	Chile Government International Bond	3.875%	8/5/20	8,850	8,876
	China Development Bank Corp.	4.750%	10/8/14	3,700	3,936
	China Development Bank Corp.	5.000%	10/15/15	1,450	1,579
	China Government International Bond	4.750%	10/29/13	5,700	6,139
	Colombia Government International Bond	10.750%	1/15/13	2,150	2,453
	Colombia Government International Bond	8.250%	12/22/14	3,200	3,859
	Colombia Government International Bond	7.375%	1/27/17	8,375	10,259
	Colombia Government International Bond	7.375%	3/18/19	13,300	16,525
	Colombia Government International Bond	11.750%	2/25/20	3,350	5,184
	Colombia Government International Bond	8.125%	5/21/24	5,600	7,378
	Colombia Government International Bond	7.375%	9/18/37	9,450	11,860
	Colombia Government International Bond	6.125%	1/18/41	5,600	6,061
	Corp. Andina de Fomento	3.750%	1/15/16	4,125	4,188
	Corp. Andina de Fomento	8.125%	6/4/19	12,000	14,568
	Corp. Andina de Fomento	5.200%	5/21/13	2,400	2,568
	Corp. Andina de Fomento	5.125%	5/5/15	1,100	1,179
	Corp. Andina de Fomento	5.750%	1/12/17	16,625	18,242
	Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,911
	Council Of Europe Development Bank	2.625%	2/16/16	6,950	7,166
8	Development Bank of Japan	4.250%	6/9/15	11,375	12,435
	Eksportfinans ASA	1.875%	4/2/13	400	408
	Eksportfinans ASA	3.000%	11/17/14	7,250	7,584
	Eksportfinans ASA	2.000%	9/15/15	5,825	5,832
	Eksportfinans ASA	5.500%	5/25/16	9,520	10,852
	Eksportfinans ASA	5.500%	6/26/17	17,500	20,155
	European Bank for Reconstruction & Development	2.750%	4/20/15	19,100	20,024
	European Bank for Reconstruction & Development	1.625%	9/3/15	6,550	6,548
	European Bank for Reconstruction & Development	2.500%	3/15/16	8,100	8,339
	European Investment Bank	1.750%	9/14/12	10,850	11,025
	European Investment Bank	1.625%	3/15/13	12,800	13,013
	European Investment Bank	2.875%	3/15/13	8,100	8,383
	European Investment Bank	3.250%	5/15/13	35,700	37,277
	European Investment Bank	1.875%	6/17/13	11,650	11,903
	European Investment Bank	4.250%	7/15/13	33,575	35,968
	European Investment Bank	1.250%	9/17/13	15,975	16,158
	European Investment Bank	1.250%	2/14/14	3,400	3,422
	European Investment Bank	2.375%	3/14/14	24,750	25,615
	European Investment Bank	1.500%	5/15/14	39,400	39,938
	European Investment Bank	4.625%	5/15/14	35,482	39,040
	European Investment Bank	3.125%	6/4/14	58,200	61,647
	European Investment Bank	2.875%	1/15/15	15,400	16,146
	European Investment Bank	2.750%	3/23/15	20,100	21,019
	European Investment Bank	1.625%	9/1/15	19,025	19,021

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
^ European Investment Bank	1.375%	10/20/15	24,325	23,960
European Investment Bank	4.875%	2/16/16	19,250	21,694
European Investment Bank	2.500%	5/16/16	29,250	30,006
^ European Investment Bank	2.125%	7/15/16	20,000	20,176
European Investment Bank	5.125%	9/13/16	11,150	12,769
European Investment Bank	4.875%	1/17/17	25,625	28,914
European Investment Bank	5.125%	5/30/17	28,695	32,938
European Investment Bank	2.875%	9/15/20	12,750	12,206
European Investment Bank	4.000%	2/16/21	13,475	14,032
European Investment Bank	4.875%	2/15/36	300	310
Export Development Canada	1.750%	9/24/12	20,975	21,320
Export Development Canada	3.500%	5/16/13	9,600	10,063
Export Development Canada	3.125%	4/24/14	225	239
Export Development Canada	2.250%	5/28/15	3,500	3,610
Export-Import Bank of Korea	5.500%	10/17/12	8,350	8,753
Export-Import Bank of Korea	8.125%	1/21/14	18,550	21,077
Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,873
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,686
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,125
Export-Import Bank of Korea	3.750%	10/20/16	4,950	4,974
Export-Import Bank of Korea	5.125%	6/29/20	5,700	5,743
Financement-Quebec	5.000%	10/25/12	3,725	3,922
Finland Government International Bond	6.950%	2/15/26	1,905	2,502
Hungary Government International Bond	4.750%	2/3/15	3,225	3,306
Hungary Government International Bond	6.250%	1/29/20	10,500	11,083
Hungary Government International Bond	6.375%	3/29/21	6,700	7,035
Hungary Government International Bond	7.625%	3/29/41	5,450	5,883
Hydro Quebec	8.000%	2/1/13	9,675	10,696
Hydro Quebec	7.500%	4/1/16	2,155	2,651
Hydro Quebec	2.000%	6/30/16	21,525	21,236
Hydro Quebec	8.400%	1/15/22	2,675	3,670
Hydro Quebec	8.050%	7/7/24	2,975	4,085
Hydro Quebec	8.500%	12/1/29	400	574
Inter-American Development Bank	4.375%	9/20/12	80	84
Inter-American Development Bank	4.750%	10/19/12	4,525	4,776
Inter-American Development Bank	3.500%	3/15/13	9,375	9,842
Inter-American Development Bank	1.625%	7/15/13	1,000	1,018
Inter-American Development Bank	3.000%	4/22/14	25,200	26,633
Inter-American Development Bank	2.250%	7/15/15	8,100	8,316
Inter-American Development Bank	4.250%	9/14/15	7,395	8,179
Inter-American Development Bank	5.125%	9/13/16	200	230
Inter-American Development Bank	2.375%	8/15/17	22,800	22,832
Inter-American Development Bank	4.250%	9/10/18	2,950	3,233
Inter-American Development Bank	3.875%	9/17/19	57,400	60,587
Inter-American Development Bank	3.875%	2/14/20	6,425	6,784
Inter-American Development Bank	7.000%	6/15/25	2,775	3,565
International Bank for Reconstruction & Development	0.800%	7/13/12	17,875	17,968
International Bank for Reconstruction & Development	1.750%	7/15/13	17,275	17,604
International Bank for Reconstruction & Development	3.500%	10/8/13	29,250	31,012
International Bank for Reconstruction & Development	2.375%	5/26/15	42,100	43,626
International Bank for Reconstruction & Development	2.125%	3/15/16	44,275	45,250
International Bank for Reconstruction & Development	5.000%	4/1/16	18,325	20,859
International Bank for Reconstruction & Development	7.625%	1/19/23	3,350	4,568
International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,573
International Bank for Reconstruction & Development	4.750%	2/15/35	1,150	1,185
International Finance Corp.	3.500%	5/15/13	7,100	7,460
International Finance Corp.	3.000%	4/22/14	26,437	27,813
International Finance Corp.	2.750%	4/20/15	10,375	10,894
International Finance Corp.	2.250%	4/11/16	8,700	8,878
International Finance Corp.	2.125%	11/17/17	14,975	14,742
Israel Government International Bond	4.625%	6/15/13	2,375	2,500
Israel Government International Bond	5.125%	3/1/14	800	862
Israel Government International Bond	5.500%	11/9/16	7,650	8,465
Israel Government International Bond	5.125%	3/26/19	18,700	19,600

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Japan Bank for International Cooperation/Japan	4.375%	11/26/12	5,450	5,727
8	Japan Bank for International Cooperation/Japan	4.250%	6/18/13	20,125	21,451
8	Japan Finance Corp.	1.500%	7/6/12	12,925	13,012
8	Japan Finance Corp.	2.125%	11/5/12	12,450	12,665
8	Japan Finance Corp.	2.875%	2/2/15	16,150	16,848
8	Japan Finance Corp.	2.500%	1/21/16	6,100	6,171
8	Japan Finance Corp.	2.500%	5/18/16	6,100	6,140
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,563
8	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,521
8	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,200	9,317
	Korea Development Bank	5.300%	1/17/13	2,475	2,606
	Korea Development Bank	5.750%	9/10/13	9,940	10,727
	Korea Development Bank	8.000%	1/23/14	10,800	12,299
	Korea Development Bank	4.375%	8/10/15	6,275	6,575
	Korea Development Bank	3.250%	3/9/16	12,800	12,756
	Korea Development Bank	4.000%	9/9/16	4,250	4,313
	Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,671
	Korea Finance Corp.	3.250%	9/20/16	11,100	10,935
9	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	25,500	25,977
9	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	80,400	83,871
9	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,075	12,704
9	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	31,350	31,791
9	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	23,825	25,506
9	Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	19,175	19,401
9	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	22,925	24,441
9	Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	13,675	13,858
9	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,425	1,558
^,9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	15,275	16,038
^,9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	28,625	29,928
9	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	11,575	11,330
9	Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	27,900	28,768
9	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	36,250	41,470
9	Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	38,400	38,498
9	Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	680	771
9	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	16,375	18,013
9	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	14,325	15,891
9	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	24,425	27,685
9	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	17,800	18,833
9	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	40,825	39,217
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	371
9	Landwirtschaftliche Rentenbank	5.250%	7/2/12	7,425	7,768
9	Landwirtschaftliche Rentenbank	1.875%	9/24/12	18,950	19,180
9	Landwirtschaftliche Rentenbank	3.250%	3/15/13	20,750	21,620
9	Landwirtschaftliche Rentenbank	4.125%	7/15/13	7,325	7,807
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	11,395	11,985
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,372
9	Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,727
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	10,750	10,753
9	Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	86
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	8,003
	Mexico Government International Bond	6.375%	1/16/13	10,302	11,106
	Mexico Government International Bond	5.875%	2/17/14	19,075	21,116
	Mexico Government International Bond	6.625%	3/3/15	433	502
	Mexico Government International Bond	11.375%	9/15/16	4,775	6,781
	Mexico Government International Bond	5.625%	1/15/17	29,722	33,613
	Mexico Government International Bond	5.950%	3/19/19	24,400	27,975
	Mexico Government International Bond	5.125%	1/15/20	5,050	5,431
	Mexico Government International Bond	8.300%	8/15/31	22,200	30,470
	Mexico Government International Bond	6.750%	9/27/34	75,821	87,707
	Mexico Government International Bond	6.050%	1/11/40	9,665	10,255
	Mexico Government International Bond	5.750%	10/12/10	3,150	2,919
	Nordic Investment Bank	1.625%	1/28/13	12,000	12,189
	Nordic Investment Bank	2.625%	10/6/14	9,600	10,024
	Nordic Investment Bank	2.500%	7/15/15	9,200	9,500

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nordic Investment Bank	2.250%	3/15/16	3,175	3,220
	Nordic Investment Bank	5.000%	2/1/17	5,200	5,962
	North American Development Bank	4.375%	2/11/20	2,600	2,712
10	Oesterreichische Kontrollbank AG	4.750%	11/8/11	2,525	2,561
10	Oesterreichische Kontrollbank AG	4.750%	10/16/12	4,975	5,243
10	Oesterreichische Kontrollbank AG	1.750%	3/11/13	16,500	16,794
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	975	984
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	138
10	Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,300	5,304
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,700	10,652
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,570	15,387
	Ontario Electricity Financial Corp.	7.450%	3/31/13	3,950	4,380
	Panama Government International Bond	7.250%	3/15/15	3,400	4,000
	Panama Government International Bond	5.200%	1/30/20	20,125	21,896
	Panama Government International Bond	7.125%	1/29/26	14,150	17,405
	Panama Government International Bond	8.875%	9/30/27	650	915
	Panama Government International Bond	9.375%	4/1/29	800	1,179
4	Panama Government International Bond	6.700%	1/26/36	9,895	11,566
	Pemex Project Funding Master Trust	5.750%	3/1/18	33,775	36,932
	Pemex Project Funding Master Trust	6.625%	6/15/35	21,371	22,156
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	6,237
	Peruvian Government International Bond	7.125%	3/30/19	20,700	24,840
	Peruvian Government International Bond	7.350%	7/21/25	9,475	11,536
	Peruvian Government International Bond	8.750%	11/21/33	11,392	15,432
4	Peruvian Government International Bond	6.550%	3/14/37	12,250	13,598
	Peruvian Government International Bond	5.625%	11/18/50	5,100	4,794
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	8,000	8,125
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,963	15,536
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	29,475	31,580
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,556
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	21,208	25,450
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	8,752	9,348
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	14,500	14,868
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	7,400	7,883
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	4,125	4,380
	Petroleos Mexicanos	4.875%	3/15/15	9,350	10,107
	Petroleos Mexicanos	8.000%	5/3/19	5,200	6,426
	Petroleos Mexicanos	6.000%	3/5/20	10,825	11,831
	Petroleos Mexicanos	5.500%	1/21/21	7,395	7,738
5	Petroleos Mexicanos	6.500%	6/2/41	6,475	6,595
5	Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,074
	Poland Government International Bond	6.250%	7/3/12	8,725	9,183
	Poland Government International Bond	5.250%	1/15/14	1,695	1,831
	Poland Government International Bond	3.875%	7/16/15	14,900	15,422
	Poland Government International Bond	5.000%	10/19/15	2,875	3,098
	Poland Government International Bond	6.375%	7/15/19	37,925	43,235
	Poland Government International Bond	5.125%	4/21/21	3,925	4,053
	Province of British Columbia	2.850%	6/15/15	15,300	16,070
	Province of British Columbia	2.100%	5/18/16	22,000	22,167
	Province of Manitoba	2.125%	4/22/13	4,850	4,979
	Province of Manitoba	2.625%	7/15/15	8,750	9,050
	Province of Manitoba	4.900%	12/6/16	11,700	13,285
	Province of New Brunswick Canada	2.750%	6/15/18	14,750	14,517
	Province of Nova Scotia	2.375%	7/21/15	8,000	8,209
	Province of Ontario	1.875%	11/19/12	27,700	28,219
	Province of Ontario	1.375%	1/27/14	16,575	16,689
	Province of Ontario	4.100%	6/16/14	27,670	30,023
	Province of Ontario	2.950%	2/5/15	5,080	5,333
	Province of Ontario	2.700%	6/16/15	23,375	24,218
	Province of Ontario	1.875%	9/15/15	10,300	10,332
	Province of Ontario	4.750%	1/19/16	5,375	5,986
	Province of Ontario	5.450%	4/27/16	30,325	34,947
	Province of Ontario	3.150%	12/15/17	13,000	13,352
	Province of Ontario	4.000%	10/7/19	20,525	21,390

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Ontario	4.400%	4/14/20	20,575	21,915
	Province of Ontario	2.300%	5/10/16	1,000	1,010
	Province of Saskatchewan	7.375%	7/15/13	1,375	1,549
	Quebec	4.875%	5/5/14	4,125	4,557
	Quebec	4.600%	5/26/15	7,600	8,441
	Quebec	5.125%	11/14/16	18,225	20,864
	Quebec	4.625%	5/14/18	11,800	13,031
	Quebec	3.500%	7/29/20	16,450	16,287
	Quebec	7.125%	2/9/24	905	1,169
	Quebec	7.500%	9/15/29	7,877	10,564
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	379
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	401
	Region of Lombardy Italy	5.804%	10/25/32	6,395	6,267
	Republic of Italy	2.125%	10/5/12	27,250	27,523
	Republic of Italy	4.375%	6/15/13	125	132
	Republic of Italy	2.125%	9/16/13	11,750	11,897
	Republic of Italy	4.500%	1/21/15	14,350	15,175
	Republic of Italy	3.125%	1/26/15	24,800	25,296
	Republic of Italy	4.750%	1/25/16	22,250	23,808
	Republic of Italy	5.250%	9/20/16	31,326	34,224
	Republic of Italy	6.875%	9/27/23	11,600	13,124
	Republic of Italy	5.375%	6/15/33	16,575	16,741
	Republic of Korea	4.250%	6/1/13	19,300	20,270
	Republic of Korea	5.750%	4/16/14	8,700	9,551
	Republic of Korea	4.875%	9/22/14	625	674
	Republic of Korea	7.125%	4/16/19	7,975	9,556
	Republic of Korea	5.625%	11/3/25	1,425	1,527
	South Africa Government International Bond	6.500%	6/2/14	2,425	2,721
	South Africa Government International Bond	6.875%	5/27/19	14,875	17,776
	South Africa Government International Bond	5.500%	3/9/20	11,500	12,587
	South Africa Government International Bond	5.875%	5/30/22	4,300	4,792
	South Africa Government International Bond	6.250%	3/8/41	6,900	7,445
	Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,214
	Svensk Exportkredit AB	1.750%	10/20/15	13,000	12,893
	Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,526
5	Temasek Financial I Ltd.	5.375%	11/23/39	500	521
Total Sovereign Bonds (Cost $3,917,295)					4,111,069
Taxable Municipal Bonds (0.9%)
	Alameda County CA Joint Powers Authority Lease
	Revenue	7.046%	12/1/44	200	206
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	7.834%	2/15/41	1,000	1,196
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	6.053%	2/15/43	950	936
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	5.939%	2/15/47	4,775	4,629
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	6.270%	2/15/50	1,750	1,763
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	7.499%	2/15/50	1,525	1,722
	American Municipal Power Ohio Inc. Revenue (Prairie
	State Energy Campus Project)	8.084%	2/15/50	4,600	5,756
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.793%	4/1/30	2,375	2,555
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.918%	4/1/40	4,075	4,442
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.263%	4/1/49	6,250	6,770
	Bay Area Toll Authority California Toll Bridge Revenue
	(San Francisco Bay Area)	6.907%	10/1/50	8,800	9,477
	Board of Regents of the University of Texas System
	Revenue Financing System Revenue	5.262%	7/1/39	1,650	1,685

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	1,525	1,610
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	100	100
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	3,000	2,839
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	7,650	8,151
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	2,250	2,464
California GO	5.250%	4/1/14	3,425	3,711
California GO	5.750%	3/1/17	10,750	11,831
California GO	6.200%	3/1/19	1,400	1,527
California GO	6.200%	10/1/19	11,175	12,212
California GO	5.700%	11/1/21	10,000	10,493
California GO	7.500%	4/1/34	23,775	27,102
California GO	7.950%	3/1/36	500	547
California GO	5.650%	4/1/39	3,775	4,021
California GO	7.550%	4/1/39	185	213
California GO	7.300%	10/1/39	3,510	3,925
California GO	7.350%	11/1/39	21,900	24,634
California GO	7.625%	3/1/40	8,250	9,544
California GO	7.600%	11/1/40	8,150	9,412
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,569
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,162
Chicago IL Board of Education GO	6.138%	12/1/39	650	651
Chicago IL GO	7.781%	1/1/35	1,850	2,118
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	9,350	9,707
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	1,450	1,504
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,500	1,564
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,850	2,867
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	8,125	8,643
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	1,700	1,858
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,331
Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,514
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	6,375	6,449
Connecticut GO	5.090%	10/1/30	8,600	8,444
Connecticut GO	5.850%	3/15/32	5,375	5,722
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	3,300	3,307
Cook County IL GO	6.229%	11/15/34	1,950	2,013
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	3,000	3,336
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	3,000	3,264
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,181
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	7,427
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,154
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	4,455
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,201
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	1,325	1,377
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	2,100	2,303
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,173
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,691
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	2,300	2,366
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	2,100	2,204
Georgia GO	4.503%	11/1/25	5,900	6,072
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,175	8,011

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,980	5,658
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,425	3,243
	Illinois GO	2.766%	1/1/12	9,600	9,686
	Illinois GO	4.071%	1/1/14	9,600	9,926
	Illinois GO	4.511%	3/1/15	6,650	6,864
	Illinois GO	5.365%	3/1/17	6,750	6,970
	Illinois GO	4.950%	6/1/23	13,275	12,417
	Illinois GO	5.100%	6/1/33	42,199	35,965
	Illinois GO	6.630%	2/1/35	2,800	2,823
	Illinois GO	6.725%	4/1/35	5,275	5,404
	Illinois GO	7.350%	7/1/35	550	588
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	912
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,605
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	9,700	10,322
11	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	4,650	4,612
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	800	802
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	1,981
	Los Angeles CA Community College District GO	6.600%	8/1/42	5,325	5,935
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	2,000	2,007
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	6,350	6,448
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	1,550	1,560
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	3,400	3,803
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	350	376
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,425	9,467
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,525	2,851
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	5,200	5,247
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	4,300	4,595
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	2,250	2,436
	Loudoun County VA Industrial Development Authority
	Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	4,050	4,305
	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	7,950	8,842
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	2,100	2,224
	Massachusetts GO	4.200%	12/1/21	5,000	5,153
	Massachusetts GO	4.500%	8/1/31	500	469
	Massachusetts GO	5.456%	12/1/39	5,300	5,444
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	2,550	2,708
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,074
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,825	2,838
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	2,625	2,674
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	6,955	8,421
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,024
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	700	761
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	2,175	2,125
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	3,825	4,052

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	1,375	1,377
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	1,650	1,792
	Mississippi GO	5.245%	11/1/34	1,375	1,378
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	1,650	1,691
	New Hampshire Health & Educational Facilities
	Authority Revenue (Dartmouth College)	4.750%	6/1/19	1,185	1,281
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	9,750	10,892
	New Jersey Educational Facilities Authority Revenue
	(Princeton University)	5.700%	3/1/39	3,625	3,951
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	13,075	13,152
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	3,500	3,584
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	575	621
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	215
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,875	3,023
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,900	14,466
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,500	4,085
	New York City NY GO	6.246%	6/1/35	2,150	2,254
	New York City NY GO	5.968%	3/1/36	3,200	3,374
	New York City NY GO	5.985%	12/1/36	1,650	1,759
	New York City NY GO	5.517%	10/1/37	8,000	7,996
	New York City NY GO	5.846%	6/1/40	2,100	2,183
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,464
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	450	470
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,130
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,146
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	4,400	4,387
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	16,645	17,847
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	6,300	6,872
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	2,125	2,213
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	8,950	9,109
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	6,900	7,438
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.289%	3/15/33	3,150	3,125
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	2,000	2,039
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	1,425	1,416
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	5,675	5,883
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	1,600	1,632
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,550	3,882
	Ohio State University General Receipts Revenue	4.910%	6/1/40	4,400	4,213
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,465
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	1,650	1,881

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oregon Department Transportation Highway Usertax
	Revenue	5.834%	11/15/34	2,425	2,560
	Oregon GO	5.762%	6/1/23	1,950	2,202
	Oregon GO	5.892%	6/1/27	2,725	2,910
13	Oregon School Boards Association GO	4.759%	6/30/28	2,075	1,865
11	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,189
	Pennsylvania GO	4.650%	2/15/26	2,875	2,939
	Pennsylvania GO	5.350%	5/1/30	7,400	7,304
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	2,600	2,440
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	420
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,388
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,404
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,550	2,780
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	11,050	11,301
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	4,000	4,040
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	3,450	3,495
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	3,500	3,716
	Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	1,935
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	1,900	1,765
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,325	4,758
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	2,725	2,750
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	4,650	4,928
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,320	2,468
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.000%	11/1/40	4,950	5,060
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	8,900	9,254
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	2,000	2,201
	Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,263
	Texas Transportation Commission Revenue	5.178%	4/1/30	2,025	2,078
	Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	6,125
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	2,520
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	3,950	4,022
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	2,575	2,629
	University of California Revenue	6.270%	5/15/31	500	504
	University of California Revenue	5.770%	5/15/43	2,000	1,980
	University of California Revenue	5.946%	5/15/45	13,100	12,278
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	1,700	1,690
	University of Virginia Revenue	6.200%	9/1/39	3,000	3,436
	Utah GO	4.554%	7/1/24	2,425	2,540
	Utah GO	3.539%	7/1/25	6,300	5,997
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	434
	Washington Convention Center Public Facilities District
	Revenue	6.790%	7/1/40	400	421
	Washington GO	5.090%	8/1/33	9,550	9,625
	Washington GO	5.481%	8/1/39	770	796
	Washington GO	5.140%	8/1/40	5,800	5,756
11	Wisconsin GO	4.800%	5/1/13	2,525	2,699
11	Wisconsin GO	5.700%	5/1/26	2,800	2,970
Total Taxable Municipal Bonds (Cost $796,939)					824,249

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
14,15 Vanguard Market Liquidity Fund (Cost $4,686,105)	0.140%	4,686,104,814	4,686,105
Total Investments (104.3%) (Cost $90,921,782)			94,460,488
Other Assets and Liabilities—Net (-4.3%)[15]			(3,927,800)
Net Assets (100%)			90,532,688

‡ Includes securities purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of June 30, 2011.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $80,586,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $416,241,000, representing 0.5% of net assets.
6 Adjustable-rate security.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
15 Includes $82,835,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.8%)
U.S. Government Securities (57.6%)
United States Treasury Note/Bond	1.750%	8/15/12	58,085	59,056
United States Treasury Note/Bond	4.375%	8/15/12	11,240	11,758
United States Treasury Note/Bond	0.375%	8/31/12	7,895	7,905
United States Treasury Note/Bond	4.125%	8/31/12	29,950	31,293
United States Treasury Note/Bond	1.375%	9/15/12	526,295	533,121
United States Treasury Note/Bond	0.375%	9/30/12	42,366	42,412
United States Treasury Note/Bond	1.375%	10/15/12	398,515	403,931
United States Treasury Note/Bond	3.875%	10/31/12	5,980	6,261
United States Treasury Note/Bond	1.375%	11/15/12	372,267	377,561
United States Treasury Note/Bond	4.000%	11/15/12	114,685	120,438
United States Treasury Note/Bond	0.500%	11/30/12	190,295	190,740
United States Treasury Note/Bond	3.375%	11/30/12	19,440	20,269
United States Treasury Note/Bond	1.125%	12/15/12	206,905	209,200
United States Treasury Note/Bond	0.625%	12/31/12	274,465	275,538
United States Treasury Note/Bond	3.625%	12/31/12	53,126	55,707
United States Treasury Note/Bond	1.375%	1/15/13	358,220	363,651
United States Treasury Note/Bond	0.625%	1/31/13	161,125	161,755
United States Treasury Note/Bond	2.875%	1/31/13	31,510	32,746
United States Treasury Note/Bond	1.375%	2/15/13	211,178	214,510
United States Treasury Note/Bond	3.875%	2/15/13	37,905	40,031
United States Treasury Note/Bond	0.625%	2/28/13	266,575	267,575
United States Treasury Note/Bond	2.750%	2/28/13	56,089	58,271
United States Treasury Note/Bond	1.375%	3/15/13	154,148	156,653
United States Treasury Note/Bond	0.750%	3/31/13	254,318	255,750
United States Treasury Note/Bond	1.750%	4/15/13	177,045	181,167
United States Treasury Note/Bond	0.625%	4/30/13	393,625	394,916
United States Treasury Note/Bond	1.375%	5/15/13	70,225	71,443
United States Treasury Note/Bond	3.625%	5/15/13	237,100	251,141
United States Treasury Note/Bond	0.500%	5/31/13	225,200	225,376
United States Treasury Note/Bond	3.500%	5/31/13	69,560	73,581
United States Treasury Note/Bond	1.125%	6/15/13	193,093	195,567
United States Treasury Note/Bond	0.375%	6/30/13	221,700	221,285
United States Treasury Note/Bond	3.375%	6/30/13	375	397
United States Treasury Note/Bond	3.375%	7/31/13	15,695	16,639
United States Treasury Note/Bond	4.250%	8/15/13	49,640	53,557
United States Treasury Note/Bond	3.125%	8/31/13	55,550	58,666
United States Treasury Note/Bond	3.125%	9/30/13	127,345	134,688
United States Treasury Note/Bond	2.750%	10/31/13	142,705	149,817
United States Treasury Note/Bond	0.500%	11/15/13	24,902	24,836
United States Treasury Note/Bond	4.250%	11/15/13	28,153	30,559
United States Treasury Note/Bond	2.000%	11/30/13	69,470	71,772
United States Treasury Note/Bond	0.750%	12/15/13	2,415	2,423
United States Treasury Note/Bond	1.500%	12/31/13	25,865	26,410
United States Treasury Note/Bond	1.750%	1/31/14	79,245	81,400
United States Treasury Note/Bond	1.250%	2/15/14	34,870	35,371
United States Treasury Note/Bond	4.000%	2/15/14	2,805	3,046
United States Treasury Note/Bond	1.875%	2/28/14	249,925	257,618
United States Treasury Note/Bond	1.250%	3/15/14	22,450	22,769
United States Treasury Note/Bond	1.750%	3/31/14	262,345	269,517
United States Treasury Note/Bond	1.250%	4/15/14	65,660	66,563
United States Treasury Note/Bond	1.875%	4/30/14	233,705	240,936
United States Treasury Note/Bond	1.000%	5/15/14	6,000	6,038
United States Treasury Note/Bond	2.250%	5/31/14	224,990	234,446
United States Treasury Note/Bond	0.750%	6/15/14	270,225	269,803
United States Treasury Note/Bond	2.625%	6/30/14	335,485	353,360
United States Treasury Note/Bond	2.625%	7/31/14	352,140	371,124
United States Treasury Note/Bond	2.375%	8/31/14	71,036	74,299
United States Treasury Note/Bond	2.375%	9/30/14	106,675	111,592
United States Treasury Note/Bond	2.375%	10/31/14	355,785	371,963
United States Treasury Note/Bond	2.125%	11/30/14	229,550	237,979
United States Treasury Note/Bond	2.625%	12/31/14	48,675	51,283

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.250%	1/31/15	4,020	4,181
	United States Treasury Note/Bond	11.250%	2/15/15	47,092	63,994
	United States Treasury Note/Bond	2.375%	2/28/15	210,482	219,823
	United States Treasury Note/Bond	2.500%	3/31/15	395,038	414,233
	United States Treasury Note/Bond	2.500%	4/30/15	94,417	98,991
	United States Treasury Note/Bond	4.125%	5/15/15	12,400	13,750
	United States Treasury Note/Bond	2.125%	5/31/15	80,975	83,670
	United States Treasury Note/Bond	1.875%	6/30/15	210,803	215,645
	United States Treasury Note/Bond	1.750%	7/31/15	196,235	199,455
	United States Treasury Note/Bond	1.250%	8/31/15	94,883	94,409
	United States Treasury Note/Bond	1.250%	9/30/15	107,454	106,716
	United States Treasury Note/Bond	1.250%	10/31/15	270,925	268,511
	United States Treasury Note/Bond	1.375%	11/30/15	233,650	232,372
	United States Treasury Note/Bond	2.125%	12/31/15	246,400	252,792
	United States Treasury Note/Bond	2.000%	1/31/16	45,350	46,200
	United States Treasury Note/Bond	4.500%	2/15/16	50,363	56,926
	United States Treasury Note/Bond	2.125%	2/29/16	213,865	218,844
	United States Treasury Note/Bond	2.250%	3/31/16	10,425	10,713
	United States Treasury Note/Bond	2.375%	3/31/16	104,597	108,144
	United States Treasury Note/Bond	2.000%	4/30/16	212,140	215,222
	United States Treasury Note/Bond	1.750%	5/31/16	351,350	351,680
	United States Treasury Note/Bond	1.500%	6/30/16	288,100	284,409
					12,700,159
Agency Bonds and Notes (12.2%)
1	Ally Financial Inc.	1.750%	10/30/12	7,300	7,427
1	Ally Financial Inc.	2.200%	12/19/12	21,735	22,276
1	Citibank NA	1.750%	12/28/12	13,700	13,967
1	Citigroup Funding Inc.	2.125%	7/12/12	21,425	21,827
1	Citigroup Funding Inc.	1.875%	10/22/12	8,912	9,082
1	Citigroup Funding Inc.	2.250%	12/10/12	3,000	3,076
2	Federal Agricultural Mortgage Corp.	1.250%	12/6/13	3,345	3,360
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	1,959
2	Federal Farm Credit Bank	4.500%	10/17/12	24,200	25,477
2	Federal Farm Credit Bank	1.875%	12/7/12	6,200	6,330
2	Federal Farm Credit Bank	1.750%	2/21/13	5,700	5,817
2	Federal Farm Credit Bank	1.375%	6/25/13	10,000	10,157
2	Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,739
2	Federal Farm Credit Bank	1.125%	2/27/14	5,250	5,282
2	Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,754
2	Federal Farm Credit Bank	3.000%	9/22/14	3,500	3,704
2	Federal Farm Credit Bank	1.625%	11/19/14	5,200	5,271
2	Federal Farm Credit Bank	1.500%	11/16/15	4,500	4,460
2	Federal Farm Credit Bank	4.875%	12/16/15	12,450	14,089
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	4,325	4,806
2	Federal Home Loan Banks	0.875%	8/22/12	64,805	65,227
2	Federal Home Loan Banks	1.750%	8/22/12	8,000	8,132
2	Federal Home Loan Banks	1.625%	9/26/12	25,770	26,167
2	Federal Home Loan Banks	4.500%	11/15/12	30,000	31,690
2	Federal Home Loan Banks	1.625%	11/21/12	50,000	50,862
2	Federal Home Loan Banks	1.750%	12/14/12	10,600	10,798
2	Federal Home Loan Banks	1.500%	1/16/13	43,120	43,815
2	Federal Home Loan Banks	1.625%	3/20/13	21,375	21,790
2	Federal Home Loan Banks	1.000%	3/27/13	39,525	39,874
2	Federal Home Loan Banks	1.875%	6/21/13	77,305	79,297
2	Federal Home Loan Banks	5.125%	8/14/13	17,935	19,638
2	Federal Home Loan Banks	4.000%	9/6/13	21,850	23,432
2	Federal Home Loan Banks	5.250%	9/13/13	5,425	5,966
2	Federal Home Loan Banks	4.500%	9/16/13	1,450	1,572
2	Federal Home Loan Banks	3.625%	10/18/13	30,600	32,643
2	Federal Home Loan Banks	4.875%	11/27/13	2,950	3,238
2	Federal Home Loan Banks	3.125%	12/13/13	17,875	18,899
2	Federal Home Loan Banks	0.875%	12/27/13	10,000	10,028
2	Federal Home Loan Banks	1.375%	5/28/14	17,145	17,337
2	Federal Home Loan Banks	2.500%	6/13/14	9,675	10,101

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Banks	5.500%	8/13/14	18,900	21,495
2	Federal Home Loan Banks	0.875%	12/12/14	9,600	9,484
2	Federal Home Loan Banks	2.750%	12/12/14	57,650	60,631
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	20,600	21,634
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	30,000	31,767
2	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	6,425	6,475
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	60,210	61,495
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	38,317
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	14,000	13,997
2	Federal Home Loan Mortgage Corp.	0.625%	12/28/12	53,925	54,082
2	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	62,000	62,249
2	Federal Home Loan Mortgage Corp.	0.750%	3/28/13	10,000	10,043
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	16,000	16,326
2	Federal Home Loan Mortgage Corp.	3.500%	5/29/13	40,000	42,248
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	101,135	109,095
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,075	15,157
2	Federal Home Loan Mortgage Corp.	0.875%	10/28/13	8,600	8,635
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	29,630	30,880
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,379
2	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,948
2	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	20,000	20,257
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,834
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,624
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,440
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	17,000	16,978
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	30,900	30,859
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	84,950	89,605
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	17,650	17,722
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,023
2	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	21,500	22,041
2	Federal National Mortgage Assn.	1.125%	7/30/12	23,750	23,963
2	Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,522
2	Federal National Mortgage Assn.	4.375%	9/15/12	22,000	23,069
2	Federal National Mortgage Assn.	0.625%	9/24/12	10,475	10,507
2	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	15,897
2	Federal National Mortgage Assn.	0.375%	12/28/12	16,090	16,077
2	Federal National Mortgage Assn.	3.625%	2/12/13	39,825	41,837
2	Federal National Mortgage Assn.	4.750%	2/21/13	14,925	15,964
2	Federal National Mortgage Assn.	0.750%	2/26/13	18,050	18,124
2	Federal National Mortgage Assn.	4.375%	3/15/13	41,500	44,250
2	Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,267
2	Federal National Mortgage Assn.	1.750%	5/7/13	26,375	26,972
2	Federal National Mortgage Assn.	0.500%	8/9/13	62,400	62,245
2	Federal National Mortgage Assn.	1.250%	8/20/13	48,000	48,641
2	Federal National Mortgage Assn.	1.000%	9/23/13	50,000	50,376
2	Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,729
2	Federal National Mortgage Assn.	0.750%	12/18/13	62,050	62,036
2	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,453
2	Federal National Mortgage Assn.	2.750%	2/5/14	4,900	5,141
2	Federal National Mortgage Assn.	1.250%	2/27/14	20,300	20,484
2	Federal National Mortgage Assn.	2.750%	3/13/14	77,145	80,893
2	Federal National Mortgage Assn.	4.125%	4/15/14	13,450	14,621
2	Federal National Mortgage Assn.	2.500%	5/15/14	33,635	35,115
2	Federal National Mortgage Assn.	1.125%	6/27/14	17,000	17,061
2	Federal National Mortgage Assn.	3.000%	9/16/14	45,075	47,733
2	Federal National Mortgage Assn.	4.625%	10/15/14	18,225	20,255
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,125	15,841
2	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	28,316
2	Federal National Mortgage Assn.	2.375%	7/28/15	65,900	67,962
2	Federal National Mortgage Assn.	4.375%	10/15/15	6,400	7,108
2	Federal National Mortgage Assn.	1.625%	10/26/15	15,200	15,153
2	Federal National Mortgage Assn.	5.000%	3/15/16	52,800	60,238
2	Federal National Mortgage Assn.	2.375%	4/11/16	29,000	29,627
1	General Electric Capital Corp.	2.000%	9/28/12	28,000	28,539

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	General Electric Capital Corp.	2.125%	12/21/12	3,200	3,277
1	General Electric Capital Corp.	2.625%	12/28/12	28,500	29,409
1	JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,389
	Private Export Funding Corp.	3.050%	10/15/14	900	949
3	US Central Federal Credit Union	1.900%	10/19/12	6,375	6,491
3	Western Corporate Federal Credit Union	1.750%	11/2/12	3,100	3,150
					2,685,767
Total U.S. Government and Agency Obligations (Cost $15,126,173)					15,385,926
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4	BA Covered Bond Issuer	5.500%	6/14/12	6,800	7,050
4	Cie de Financement Foncier	2.125%	4/22/13	3,600	3,655
4	Nationwide Building Society	5.500%	7/18/12	2,700	2,817
4	Royal Bank of Canada	3.125%	4/14/15	5,750	6,016
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,850)					19,538
Corporate Bonds (21.8%)
Finance (9.9%)
	Banking (7.2%)
	Abbey National Treasury Services PLC/London	2.875%	4/25/14	3,075	3,081
	Abbey National Treasury Services PLC/London	4.000%	4/27/16	7,325	7,248
	American Express Bank FSB	5.550%	10/17/12	13,150	13,873
	American Express Bank FSB	5.500%	4/16/13	2,000	2,137
	American Express Centurion Bank	5.550%	10/17/12	550	581
	American Express Credit Corp.	5.875%	5/2/13	7,750	8,327
	American Express Credit Corp.	7.300%	8/20/13	5,475	6,095
	American Express Credit Corp.	5.125%	8/25/14	17,000	18,551
	American Express Credit Corp.	2.750%	9/15/15	4,175	4,186
	Banco Bradesco SA/Cayman Islands	8.750%	10/24/13	1,500	1,680
	Banco Santander Chile	2.875%	11/13/12	850	853
4	BanColombia SA	4.250%	1/12/16	2,600	2,626
	Bank of America Corp.	5.375%	9/11/12	6,175	6,465
	Bank of America Corp.	4.875%	9/15/12	6,550	6,813
	Bank of America Corp.	4.875%	1/15/13	1,500	1,567
	Bank of America Corp.	4.900%	5/1/13	12,000	12,610
	Bank of America Corp.	7.375%	5/15/14	13,200	14,807
	Bank of America Corp.	5.375%	6/15/14	2,525	2,696
	Bank of America Corp.	5.125%	11/15/14	6,050	6,401
	Bank of America Corp.	4.500%	4/1/15	15,900	16,588
	Bank of America Corp.	3.700%	9/1/15	11,475	11,532
	Bank of America Corp.	3.625%	3/17/16	16,875	16,922
	Bank of Montreal	2.125%	6/28/13	3,875	3,963
	Bank of Montreal	1.750%	4/29/14	650	654
	Bank of New York Mellon Corp.	4.950%	11/1/12	18,400	19,450
	Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,337
	Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	3,069
	Bank of New York Mellon Corp.	4.300%	5/15/14	4,625	4,988
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,847
	Bank of New York Mellon Corp.	2.500%	1/15/16	3,000	3,023
	Bank of Nova Scotia	2.250%	1/22/13	7,475	7,652
	Bank of Nova Scotia	2.375%	12/17/13	9,000	9,231
	Bank of Nova Scotia	3.400%	1/22/15	5,000	5,251
	Bank of Nova Scotia	2.050%	10/7/15	6,550	6,502
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	2,001
	Bank One Corp.	4.900%	4/30/15	2,375	2,538
	Barclays Bank plc	5.450%	9/12/12	1,075	1,132
	Barclays Bank plc	2.500%	1/23/13	23,100	23,520
	Barclays Bank plc	5.200%	7/10/14	13,825	14,942
	BB&T Corp.	3.850%	7/27/12	2,825	2,917
	BB&T Corp.	4.750%	10/1/12	1,500	1,562
	BB&T Corp.	3.375%	9/25/13	3,275	3,411
	BB&T Corp.	5.200%	12/23/15	5,200	5,611

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BB&T Corp.	3.200%	3/15/16	1,975	2,016
BB&T Corp.	3.950%	4/29/16	2,050	2,140
BBVA US Senior SAU	3.250%	5/16/14	4,350	4,309
Bear Stearns Cos. LLC	6.950%	8/10/12	1,600	1,706
Bear Stearns Cos. LLC	5.700%	11/15/14	2,825	3,110
BNP Paribas / BNP Paribas US Medium-Term Note
Program LLC	2.125%	12/21/12	2,175	2,201
BNP Paribas SA	3.250%	3/11/15	9,975	10,138
BNP Paribas SA	3.600%	2/23/16	19,150	19,288
BNY Mellon NA	4.750%	12/15/14	1,300	1,424
Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,625	2,611
Canadian Imperial Bank of Commerce/Canada	1.450%	9/13/13	4,550	4,564
Capital One Financial Corp.	7.375%	5/23/14	15,725	17,944
Citigroup Inc.	5.625%	8/27/12	8,500	8,876
Citigroup Inc.	5.300%	10/17/12	16,800	17,635
Citigroup Inc.	5.500%	4/11/13	22,860	24,249
Citigroup Inc.	6.500%	8/19/13	7,700	8,389
Citigroup Inc.	6.000%	12/13/13	16,700	18,131
Citigroup Inc.	5.125%	5/5/14	2,525	2,690
Citigroup Inc.	6.375%	8/12/14	10,550	11,611
Citigroup Inc.	5.000%	9/15/14	14,275	14,910
Citigroup Inc.	5.500%	10/15/14	8,375	9,088
Citigroup Inc.	6.010%	1/15/15	6,700	7,346
Citigroup Inc.	4.750%	5/19/15	9,425	9,960
Citigroup Inc.	4.700%	5/29/15	2,600	2,729
Citigroup Inc.	4.587%	12/15/15	4,575	4,784
Citigroup Inc.	5.300%	1/7/16	7,575	8,112
Citigroup Inc.	3.953%	6/15/16	8,925	9,115
Comerica Inc.	4.800%	5/1/15	1,500	1,571
Comerica Inc.	3.000%	9/16/15	1,900	1,907
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.850%	1/10/14	8,150	8,241
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands	2.125%	10/13/15	5,500	5,432
Countrywide Financial Corp.	6.250%	5/15/16	2,175	2,288
Credit Suisse New York	3.450%	7/2/12	21,400	22,017
Credit Suisse New York	5.000%	5/15/13	10,800	11,515
Credit Suisse New York	2.200%	1/14/14	1,900	1,924
Credit Suisse New York	5.500%	5/1/14	16,450	18,019
Credit Suisse New York	3.500%	3/23/15	15,450	15,900
Credit Suisse USA Inc.	5.500%	8/15/13	975	1,055
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,217
Deutsche Bank AG/London	5.375%	10/12/12	19,650	20,740
Deutsche Bank AG/London	2.375%	1/11/13	6,600	6,692
Deutsche Bank AG/London	4.875%	5/20/13	8,550	9,079
Deutsche Bank AG/London	3.875%	8/18/14	1,200	1,259
Deutsche Bank AG/London	3.450%	3/30/15	10,350	10,676
Deutsche Bank AG/London	3.250%	1/11/16	5,725	5,766
Fifth Third Bancorp	6.250%	5/1/13	5,375	5,810
Fifth Third Bancorp	3.625%	1/25/16	6,725	6,760
Fifth Third Bank/Ohio	4.750%	2/1/15	2,800	2,942
First Horizon National Corp.	5.375%	12/15/15	2,600	2,768
First Tennessee Bank NA	5.050%	1/15/15	3,425	3,550
First Tennessee Bank NA	5.650%	4/1/16	1,146	1,205
Golden West Financial Corp.	4.750%	10/1/12	4,425	4,631
Goldman Sachs Group Inc.	3.625%	8/1/12	1,800	1,853
Goldman Sachs Group Inc.	5.700%	9/1/12	3,250	3,416
Goldman Sachs Group Inc.	5.450%	11/1/12	8,050	8,506
Goldman Sachs Group Inc.	4.750%	7/15/13	19,250	20,272
Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,461
Goldman Sachs Group Inc.	5.150%	1/15/14	3,575	3,801
Goldman Sachs Group Inc.	6.000%	5/1/14	36,425	39,838
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,706
Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	14,611
Goldman Sachs Group Inc.	5.350%	1/15/16	3,800	4,095

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	3.625%	2/7/16	17,200	17,377
	Goldman Sachs Group Inc.	5.750%	10/1/16	4,000	4,353
	HSBC Bank USA NA	4.625%	4/1/14	1,125	1,200
	HSBC Holdings plc	5.250%	12/12/12	10,300	10,862
4	ICICI Bank Ltd./Bahrain	6.625%	10/3/12	6,275	6,597
	JPMorgan Chase & Co.	5.375%	10/1/12	48,375	51,042
	JPMorgan Chase & Co.	5.750%	1/2/13	1,900	2,021
	JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,659
	JPMorgan Chase & Co.	1.650%	9/30/13	6,350	6,404
	JPMorgan Chase & Co.	4.650%	6/1/14	9,300	9,969
	JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,690
	JPMorgan Chase & Co.	3.700%	1/20/15	9,725	10,074
	JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,185
	JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,289
	JPMorgan Chase & Co.	3.400%	6/24/15	25,725	26,369
	JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,248
	JPMorgan Chase & Co.	2.600%	1/15/16	7,500	7,365
	JPMorgan Chase & Co.	3.450%	3/1/16	10,700	10,879
	JPMorgan Chase & Co.	3.150%	7/5/16	4,000	4,020
	KeyBank NA	5.500%	9/17/12	1,025	1,078
	KeyBank NA	5.800%	7/1/14	3,000	3,275
	KeyBank NA	4.950%	9/15/15	1,000	1,063
	KeyBank NA	5.450%	3/3/16	3,025	3,275
	KeyCorp	6.500%	5/14/13	8,075	8,778
	Lloyds TSB Bank plc	4.875%	1/21/16	17,075	17,419
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,909
	MBNA Corp.	6.125%	3/1/13	675	723
	Mellon Funding Corp.	5.000%	12/1/14	4,600	5,034
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	21,275	22,323
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	9,725	10,306
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,495
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	3,950	4,240
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,973
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,440	7,812
	Morgan Stanley	5.625%	1/9/12	12,125	12,427
	Morgan Stanley	5.750%	8/31/12	6,750	7,108
	Morgan Stanley	5.250%	11/2/12	14,175	14,882
	Morgan Stanley	5.300%	3/1/13	8,225	8,721
	Morgan Stanley	2.875%	1/24/14	2,425	2,450
	Morgan Stanley	4.750%	4/1/14	11,650	12,149
	Morgan Stanley	6.000%	5/13/14	13,375	14,577
	Morgan Stanley	4.200%	11/20/14	19,575	20,257
	Morgan Stanley	4.100%	1/26/15	8,075	8,279
	Morgan Stanley	6.000%	4/28/15	5,875	6,353
	Morgan Stanley	4.000%	7/24/15	3,000	3,049
	Morgan Stanley	5.375%	10/15/15	7,050	7,536
	Morgan Stanley	3.450%	11/2/15	6,925	6,906
	National City Bank	4.625%	5/1/13	2,275	2,401
5	National City Preferred Capital Trust I	12.000%	12/29/49	2,825	3,065
	North Fork Bancorporation Inc.	5.875%	8/15/12	600	625
	Northern Trust Corp.	5.500%	8/15/13	1,875	2,045
	Northern Trust Corp.	4.625%	5/1/14	2,200	2,395
	Paribas/New York	6.950%	7/22/13	775	837
	PNC Funding Corp.	3.625%	2/8/15	15,475	16,215
	Royal Bank of Canada	2.100%	7/29/13	9,300	9,530
	Royal Bank of Canada	2.625%	12/15/15	12,750	12,919
	Royal Bank of Scotland Group plc	5.050%	1/8/15	7,425	7,371
	Royal Bank of Scotland plc	3.400%	8/23/13	2,900	2,965
	Royal Bank of Scotland plc	3.250%	1/11/14	8,000	8,106
4	Royal Bank of Scotland plc	4.875%	8/25/14	4,000	4,174
	Royal Bank of Scotland plc	4.875%	3/16/15	8,600	8,914
	Royal Bank of Scotland plc	3.950%	9/21/15	6,525	6,542
	Royal Bank of Scotland plc	4.375%	3/16/16	7,375	7,420
	Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,274

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	SouthTrust Corp.	5.800%	6/15/14	1,350	1,463
	Sovereign Bank/Wyomissing PA	5.125%	3/15/13	1,600	1,655
	State Street Corp.	4.300%	5/30/14	1,000	1,075
	State Street Corp.	2.875%	3/7/16	8,450	8,566
	SunTrust Banks Inc.	5.250%	11/5/12	3,550	3,736
	SunTrust Banks Inc.	3.600%	4/15/16	1,675	1,694
	UBS AG	2.250%	1/28/14	12,975	13,061
	UBS AG	3.875%	1/15/15	10,400	10,887
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	6,113
	Union Bank NA	2.125%	12/16/13	2,550	2,567
	Union Bank NA	5.950%	5/11/16	2,300	2,535
	Union Bank NA	3.000%	6/6/16	3,150	3,147
	US Bancorp	2.000%	6/14/13	10,950	11,166
	US Bancorp	1.125%	10/30/13	4,850	4,826
	US Bancorp	4.200%	5/15/14	8,600	9,249
	US Bancorp	3.150%	3/4/15	4,800	4,978
	US Bancorp	3.442%	2/1/16	1,825	1,851
	US Bank NA/Cincinnati OH	6.375%	8/1/11	2,850	2,860
	US Bank NA/Cincinnati OH	6.300%	2/4/14	1,850	2,062
	US Bank NA/Cincinnati OH	4.950%	10/30/14	1,350	1,476
5	US Bank NA/Cincinnati OH	3.778%	4/29/20	1,000	1,033
	Wachovia Bank NA	4.800%	11/1/14	4,425	4,722
	Wachovia Bank NA	5.000%	8/15/15	10,000	10,707
	Wachovia Corp.	5.500%	5/1/13	14,330	15,382
	Wachovia Corp.	5.250%	8/1/14	4,150	4,466
	Wells Fargo & Co.	5.250%	10/23/12	13,225	13,978
	Wells Fargo & Co.	4.375%	1/31/13	17,000	17,821
	Wells Fargo & Co.	4.950%	10/16/13	4,975	5,282
	Wells Fargo & Co.	3.750%	10/1/14	6,100	6,411
	Wells Fargo & Co.	3.625%	4/15/15	8,100	8,423
	Wells Fargo & Co.	3.676%	6/15/16	3,375	3,490
	Wells Fargo Bank NA	4.750%	2/9/15	8,150	8,686
	Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,318
5	Wells Fargo Capital XIII	7.700%	12/29/49	9,825	10,046
5	Wells Fargo Capital XV	9.750%	12/29/49	10,344	10,861
	Westpac Banking Corp.	2.250%	11/19/12	22,975	23,390
	Westpac Banking Corp.	4.200%	2/27/15	5,875	6,202
	Westpac Banking Corp.	3.000%	8/4/15	10,025	10,109
	Westpac Banking Corp.	3.000%	12/9/15	5,000	5,027
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.650%	11/15/15	4,500	5,070
	BlackRock Inc.	2.250%	12/10/12	1,500	1,532
	BlackRock Inc.	3.500%	12/10/14	5,550	5,862
	Charles Schwab Corp.	4.950%	6/1/14	5,684	6,215
	Franklin Resources Inc.	2.000%	5/20/13	2,350	2,391
	Franklin Resources Inc.	3.125%	5/20/15	1,400	1,457
	Invesco Ltd.	5.375%	2/27/13	975	1,036
	Jefferies Group Inc.	3.875%	11/9/15	8,900	8,994
	Lazard Group LLC	7.125%	5/15/15	1,875	2,090
	Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,636
	Nomura Holdings Inc.	4.125%	1/19/16	4,000	4,050
	Raymond James Financial Inc.	4.250%	4/15/16	575	592
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,050	1,074
	TD Ameritrade Holding Corp.	4.150%	12/1/14	1,775	1,880
	Finance Companies (1.1%)
	Block Financial LLC	7.875%	1/15/13	2,150	2,279
^	Block Financial LLC	5.125%	10/30/14	5,000	5,164
	GATX Corp.	4.750%	10/1/12	800	833
	GATX Corp.	8.750%	5/15/14	1,000	1,165
	General Electric Capital Corp.	3.500%	8/13/12	24,475	25,210
	General Electric Capital Corp.	5.250%	10/19/12	24,450	25,813
	General Electric Capital Corp.	2.800%	1/8/13	200	205
	General Electric Capital Corp.	5.450%	1/15/13	6,975	7,421

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	4.800%	5/1/13	16,925	17,971
	General Electric Capital Corp.	1.875%	9/16/13	6,475	6,520
	General Electric Capital Corp.	2.100%	1/7/14	1,375	1,392
	General Electric Capital Corp.	5.900%	5/13/14	2,750	3,050
	General Electric Capital Corp.	5.500%	6/4/14	4,525	4,977
	General Electric Capital Corp.	5.650%	6/9/14	4,500	4,961
	General Electric Capital Corp.	3.750%	11/14/14	25,700	27,063
	General Electric Capital Corp.	3.500%	6/29/15	6,000	6,214
	General Electric Capital Corp.	4.375%	9/21/15	2,500	2,661
	General Electric Capital Corp.	2.250%	11/9/15	16,500	16,244
	General Electric Capital Corp.	2.950%	5/9/16	10,050	10,081
5	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,728
	HSBC Finance Corp.	6.375%	11/27/12	14,525	15,547
	HSBC Finance Corp.	4.750%	7/15/13	4,675	4,943
	HSBC Finance Corp.	5.500%	1/19/16	18,025	19,699
	SLM Corp.	5.400%	10/25/11	3,525	3,561
	SLM Corp.	5.125%	8/27/12	2,500	2,568
	SLM Corp.	5.375%	1/15/13	2,400	2,477
	SLM Corp.	5.000%	10/1/13	4,350	4,527
	SLM Corp.	5.375%	5/15/14	1,850	1,897
	SLM Corp.	5.050%	11/14/14	1,400	1,404
	SLM Corp.	6.250%	1/25/16	10,725	11,160
	Insurance (1.0%)
	ACE INA Holdings Inc.	5.875%	6/15/14	2,754	3,081
	ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,264
	ACE INA Holdings Inc.	2.600%	11/23/15	3,875	3,878
	Aegon NV	4.750%	6/1/13	2,500	2,636
	Aetna Inc.	6.000%	6/15/16	3,975	4,552
	Allstate Life Global Funding Trusts	5.375%	4/30/13	11,075	11,922
	American International Group Inc.	4.250%	5/15/13	7,250	7,498
	AON Corp.	3.500%	9/30/15	1,750	1,802
	Assurant Inc.	5.625%	2/15/14	3,575	3,794
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,946
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	9,350	9,602
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	7,325	7,808
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,264
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,398
	Berkshire Hathaway Inc.	2.125%	2/11/13	2,200	2,251
	Berkshire Hathaway Inc.	3.200%	2/11/15	15,275	15,908
	Chubb Corp.	5.200%	4/1/13	3,000	3,202
	CNA Financial Corp.	5.850%	12/15/14	1,575	1,704
	Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,840
	Genworth Financial Inc.	5.750%	6/15/14	3,325	3,483
	Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,549
	Lincoln National Corp.	5.650%	8/27/12	225	236
	Lincoln National Corp.	4.300%	6/15/15	2,000	2,107
5	Lincoln National Corp.	7.000%	5/17/66	4,000	3,954
	Loews Corp.	5.250%	3/15/16	1,275	1,394
	Manulife Financial Corp.	3.400%	9/17/15	4,025	4,157
	Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,000	2,087
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1,500	1,650
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	3,930	4,389
	MetLife Inc.	5.375%	12/15/12	2,850	3,022
	MetLife Inc.	5.000%	11/24/13	2,050	2,204
	MetLife Inc.	2.375%	2/6/14	4,175	4,256
	MetLife Inc.	5.000%	6/15/15	6,825	7,427
	MetLife Inc.	6.750%	6/1/16	3,800	4,411
	OneBeacon US Holdings Inc.	5.875%	5/15/13	583	611
	Principal Financial Group Inc.	7.875%	5/15/14	4,600	5,305
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	2,015
	Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,518
	Protective Life Secured Trusts	5.450%	9/28/12	1,290	1,359
	Prudential Financial Inc.	3.625%	9/17/12	4,700	4,843

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	5.150%	1/15/13	10,050	10,593
Prudential Financial Inc.	4.500%	7/15/13	450	475
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,587
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,443
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,866
Prudential Financial Inc.	6.200%	1/15/15	4,675	5,232
Prudential Financial Inc.	4.750%	9/17/15	3,100	3,328
5 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,648
Torchmark Corp.	6.375%	6/15/16	1,250	1,371
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,495
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,521
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,668
UnitedHealth Group Inc.	5.500%	11/15/12	5,000	5,308
UnitedHealth Group Inc.	4.875%	2/15/13	1,625	1,721
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,726
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,438
WellPoint Inc.	6.800%	8/1/12	1,150	1,223
WellPoint Inc.	6.000%	2/15/14	1,700	1,892
WellPoint Inc.	5.000%	12/15/14	1,475	1,621
WellPoint Inc.	5.250%	1/15/16	5,000	5,564
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,567
Willis North America Inc.	5.625%	7/15/15	1,900	2,049
XL Group plc	5.250%	9/15/14	1,400	1,500
Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	4,400	4,781
CME Group Inc.	5.750%	2/15/14	2,000	2,222
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,770
NYSE Euronext	4.800%	6/28/13	2,700	2,884
ORIX Corp.	4.710%	4/27/15	750	778
ORIX Corp.	5.000%	1/12/16	4,590	4,764
Real Estate Investment Trusts (0.3%)
Arden Realty LP	5.250%	3/1/15	1,250	1,347
Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,766
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,414
Duke Realty LP	6.250%	5/15/13	1,500	1,610
Duke Realty LP	7.375%	2/15/15	2,650	3,016
ERP Operating LP	5.500%	10/1/12	2,000	2,111
ERP Operating LP	5.200%	4/1/13	1,000	1,063
ERP Operating LP	5.250%	9/15/14	1,350	1,478
ERP Operating LP	5.125%	3/15/16	2,000	2,174
HCP Inc.	5.950%	9/15/11	625	631
HCP Inc.	5.650%	12/15/13	2,250	2,436
HCP Inc.	2.700%	2/1/14	975	988
HCP Inc.	3.750%	2/1/16	4,600	4,677
Health Care REIT Inc.	6.000%	11/15/13	2,775	3,019
Health Care REIT Inc.	3.625%	3/15/16	2,700	2,716
Health Care REIT Inc.	6.200%	6/1/16	925	1,025
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,485
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,985
Kilroy Realty LP	5.000%	11/3/15	1,075	1,122
Kimco Realty Corp.	5.783%	3/15/16	850	946
Liberty Property LP	5.125%	3/2/15	4,500	4,840
Nationwide Health Properties Inc.	6.250%	2/1/13	1,850	1,966
ProLogis LP	7.625%	8/15/14	1,400	1,591
Senior Housing Properties Trust	4.300%	1/15/16	1,000	1,000
Simon Property Group LP	6.750%	5/15/14	6,550	7,409
Simon Property Group LP	4.200%	2/1/15	6,400	6,799
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,091
				2,189,639
Industrial (10.4%)
Basic Industry (1.0%)
Airgas Inc.	4.500%	9/15/14	1,525	1,629
Airgas Inc.	3.250%	10/1/15	2,950	2,997

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Alcoa Inc.	6.000%	7/15/13	1,860	2,026
	ArcelorMittal	5.375%	6/1/13	8,050	8,544
	ArcelorMittal	9.000%	2/15/15	7,100	8,471
	ArcelorMittal	3.750%	8/5/15	575	587
	ArcelorMittal	3.750%	3/1/16	4,500	4,532
	ArcelorMittal USA Inc.	6.500%	4/15/14	2,500	2,770
4	Barrick Gold Corp.	1.750%	5/30/14	2,250	2,256
4	Barrick Gold Corp.	2.900%	5/30/16	2,225	2,231
	Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	6,010
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,205
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	18,950	21,037
	Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,741
	Dow Chemical Co.	4.850%	8/15/12	10,050	10,488
	Dow Chemical Co.	6.000%	10/1/12	3,000	3,187
	Dow Chemical Co.	7.600%	5/15/14	13,975	16,183
	Dow Chemical Co.	5.900%	2/15/15	1,600	1,794
	Dow Chemical Co.	2.500%	2/15/16	2,000	1,986
	Eastman Chemical Co.	3.000%	12/15/15	1,025	1,038
	EI du Pont de Nemours & Co.	5.000%	1/15/13	2,267	2,413
	EI du Pont de Nemours & Co.	5.000%	7/15/13	4,500	4,864
	EI du Pont de Nemours & Co.	1.750%	3/25/14	5,425	5,487
	EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,788
	EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,033
	ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,735
	International Paper Co.	7.400%	6/15/14	3,000	3,423
	International Paper Co.	5.300%	4/1/15	2,500	2,734
	International Paper Co.	5.250%	4/1/16	2,950	3,192
	Lubrizol Corp.	5.500%	10/1/14	1,850	2,071
	Monsanto Co.	7.375%	8/15/12	1,200	1,289
	Monsanto Co.	2.750%	4/15/16	1,250	1,276
	Nucor Corp.	5.000%	12/1/12	925	976
	Nucor Corp.	5.000%	6/1/13	275	295
	Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,816
	Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,310
	PPG Industries Inc.	5.750%	3/15/13	1,875	2,014
	PPG Industries Inc.	1.900%	1/15/16	3,675	3,569
	Praxair Inc.	1.750%	11/15/12	1,150	1,167
	Praxair Inc.	3.950%	6/1/13	825	875
	Praxair Inc.	4.375%	3/31/14	1,125	1,216
	Praxair Inc.	5.250%	11/15/14	2,750	3,086
	Praxair Inc.	4.625%	3/30/15	1,625	1,785
	Rio Tinto Alcan Inc.	4.500%	5/15/13	775	822
	Rio Tinto Alcan Inc.	5.200%	1/15/14	700	760
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,550	21,057
	Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,500	2,469
	Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,025	2,021
	Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,996
	Teck Resources Ltd.	9.750%	5/15/14	4,115	4,974
	Teck Resources Ltd.	10.250%	5/15/16	1,750	2,091
	Vale Canada Ltd.	5.700%	10/15/15	1,125	1,238
	Vale Overseas Ltd.	6.250%	1/11/16	12,025	13,537
	WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,724
	Xstrata Canada Corp.	7.250%	7/15/12	1,500	1,585
	Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,699
	Capital Goods (1.0%)
	3M Co.	4.500%	11/1/11	3,000	3,041
	3M Co.	4.375%	8/15/13	2,000	2,150
	Bemis Co. Inc.	5.650%	8/1/14	2,875	3,156
	Black & Decker Corp.	8.950%	4/15/14	4,000	4,731
	Black & Decker Corp.	4.750%	11/1/14	1,025	1,114
	Boeing Capital Corp.	5.800%	1/15/13	750	807
	Boeing Capital Corp.	3.250%	10/27/14	7,525	7,965
	Boeing Co.	1.875%	11/20/12	2,750	2,796

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Co.	3.500%	2/15/15	3,325	3,524
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	739
Caterpillar Financial Services Corp.	2.000%	4/5/13	800	817
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,614
Caterpillar Financial Services Corp.	6.125%	2/17/14	29,100	32,694
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,761
Cooper US Inc.	5.250%	11/15/12	5,250	5,550
CRH America Inc.	5.625%	9/30/11	1,633	1,652
CRH America Inc.	5.300%	10/15/13	2,075	2,216
CRH America Inc.	4.125%	1/15/16	5,000	5,081
Danaher Corp.	2.300%	6/23/16	1,500	1,497
Deere & Co.	6.950%	4/25/14	1,325	1,537
Eaton Corp.	4.900%	5/15/13	3,850	4,136
Emerson Electric Co.	4.625%	10/15/12	3,200	3,359
General Dynamics Corp.	4.250%	5/15/13	3,800	4,047
General Dynamics Corp.	5.250%	2/1/14	6,100	6,747
General Electric Co.	5.000%	2/1/13	28,900	30,668
Harsco Corp.	2.700%	10/15/15	3,400	3,404
Honeywell International Inc.	4.250%	3/1/13	2,050	2,171
Honeywell International Inc.	3.875%	2/15/14	8,900	9,542
Illinois Tool Works Inc.	5.150%	4/1/14	4,650	5,136
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,968
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	8,039
John Deere Capital Corp.	7.000%	3/15/12	13,150	13,748
John Deere Capital Corp.	5.250%	10/1/12	575	607
John Deere Capital Corp.	4.950%	12/17/12	2,300	2,440
John Deere Capital Corp.	1.600%	3/3/14	1,600	1,617
John Deere Capital Corp.	2.950%	3/9/15	3,275	3,411
Lockheed Martin Corp.	4.121%	3/14/13	6,500	6,860
Northrop Grumman Corp.	1.850%	11/15/15	3,925	3,847
Raytheon Co.	1.625%	10/15/15	2,000	1,955
Roper Industries Inc.	6.625%	8/15/13	1,650	1,826
Tyco International Finance SA	4.125%	10/15/14	4,000	4,253
United Technologies Corp.	4.875%	5/1/15	2,300	2,559
Waste Management Inc.	5.000%	3/15/14	2,075	2,256
Waste Management Inc.	6.375%	3/11/15	1,600	1,830
Communication (2.1%)
Alltel Corp.	7.000%	7/1/12	1,120	1,185
America Movil SAB de CV	5.750%	1/15/15	1,525	1,707
America Movil SAB de CV	5.750%	1/15/15	4,413	4,940
America Movil SAB de CV	3.625%	3/30/15	5,000	5,272
American Tower Corp.	4.625%	4/1/15	7,209	7,563
AT&T Inc.	5.875%	8/15/12	1,825	1,928
AT&T Inc.	4.950%	1/15/13	8,175	8,664
AT&T Inc.	6.700%	11/15/13	11,525	12,920
AT&T Inc.	4.850%	2/15/14	7,925	8,601
AT&T Inc.	5.100%	9/15/14	13,800	15,182
AT&T Inc.	2.500%	8/15/15	16,875	17,079
AT&T Inc.	2.950%	5/15/16	3,600	3,652
AT&T Inc.	5.625%	6/15/16	1,675	1,902
BellSouth Corp.	5.200%	9/15/14	200	220
British Telecommunications plc	5.150%	1/15/13	11,275	11,944
CBS Corp.	5.625%	8/15/12	115	121
CBS Corp.	8.200%	5/15/14	8,500	9,948
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	5,675	6,450
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	25,200	27,727
CenturyLink Inc.	7.875%	8/15/12	3,000	3,192
CenturyLink Inc.	5.000%	2/15/15	700	725
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,965	5,554
Comcast Corp.	5.300%	1/15/14	5,000	5,475
Comcast Corp.	5.850%	11/15/15	10,000	11,317
Comcast Corp.	5.900%	3/15/16	7,600	8,643
Comcast Corp.	4.950%	6/15/16	2,175	2,381

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	COX Communications Inc.	7.125%	10/1/12	4,000	4,304
	COX Communications Inc.	4.625%	6/1/13	6,435	6,836
	COX Communications Inc.	5.450%	12/15/14	8,529	9,502
	COX Communications Inc.	5.500%	10/1/15	1,775	1,985
	Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,333
	Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,956
	Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,200
	Deutsche Telekom International Finance BV	5.750%	3/23/16	1,000	1,128
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	1,875	2,049
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	7,600	7,929
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.500%	3/1/16	3,000	3,090
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	3,125	3,398
	Embarq Corp.	7.082%	6/1/16	6,950	7,712
	France Telecom SA	4.375%	7/8/14	5,575	6,027
	France Telecom SA	2.125%	9/16/15	600	598
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,596
4	NBCUniversal Media LLC	2.100%	4/1/14	5,000	5,066
4	NBCUniversal Media LLC	3.650%	4/30/15	2,000	2,100
4	NBCUniversal Media LLC	2.875%	4/1/16	5,000	5,010
	News America Inc.	9.250%	2/1/13	2,825	3,179
	News America Inc.	5.300%	12/15/14	1,450	1,612
	Omnicom Group Inc.	5.900%	4/15/16	3,990	4,465
	Qwest Corp.	8.375%	5/1/16	1,000	1,174
	Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,460
	Rogers Communications Inc.	6.375%	3/1/14	3,000	3,367
	Rogers Communications Inc.	5.500%	3/15/14	2,150	2,370
	Telecom Italia Capital SA	5.250%	11/15/13	1,675	1,758
	Telecom Italia Capital SA	6.175%	6/18/14	13,950	15,014
	Telecom Italia Capital SA	4.950%	9/30/14	7,514	7,855
	Telecom Italia Capital SA	5.250%	10/1/15	2,000	2,078
	Telefonica Emisiones SAU	5.855%	2/4/13	7,000	7,416
	Telefonica Emisiones SAU	2.582%	4/26/13	5,900	5,949
	Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,651
	Telefonica Emisiones SAU	3.729%	4/27/15	8,350	8,468
	Telefonica Emisiones SAU	3.992%	2/16/16	7,500	7,567
	Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,288
	Thomson Reuters Corp.	5.700%	10/1/14	7,250	8,110
	Time Warner Cable Inc.	5.400%	7/2/12	9,300	9,718
	Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,496
	Time Warner Cable Inc.	7.500%	4/1/14	7,700	8,854
	Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,171
	Time Warner Entertainment Co. LP	8.875%	10/1/12	1,000	1,094
	Verizon Communications Inc.	4.350%	2/15/13	6,025	6,335
	Verizon Communications Inc.	5.250%	4/15/13	18,300	19,615
	Verizon Communications Inc.	1.950%	3/28/14	4,675	4,747
	Verizon Communications Inc.	3.000%	4/1/16	2,600	2,654
	Verizon Florida LLC	6.125%	1/15/13	1,500	1,610
	Verizon Global Funding Corp.	7.375%	9/1/12	4,450	4,783
	Verizon Global Funding Corp.	4.375%	6/1/13	250	266
	Verizon Virginia Inc.	4.625%	3/15/13	3,600	3,799
	Vodafone Group plc	5.350%	2/27/12	7,025	7,241
	Vodafone Group plc	4.150%	6/10/14	4,025	4,328
	Vodafone Group plc	3.375%	11/24/15	3,550	3,686
	Vodafone Group plc	5.750%	3/15/16	5,250	5,924
	WPP Finance UK	5.875%	6/15/14	3,675	4,041
	WPP Finance UK	8.000%	9/15/14	4,075	4,771
	Consumer Cyclical (1.0%)
	AutoZone Inc.	6.500%	1/15/14	5,000	5,581
	Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,664
	CVS Caremark Corp.	4.875%	9/15/14	4,725	5,176
	CVS Caremark Corp.	3.250%	5/18/15	2,950	3,061
	Daimler Finance North America LLC	5.750%	9/8/11	6,000	6,053
	Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,389

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,370
eBay Inc.	0.875%	10/15/13	1,975	1,969
eBay Inc.	1.625%	10/15/15	1,975	1,923
Home Depot Inc.	5.250%	12/16/13	4,625	5,044
Home Depot Inc.	5.400%	3/1/16	15,575	17,402
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,077
Johnson Controls Inc.	1.750%	3/1/14	5,000	5,029
Johnson Controls Inc.	5.500%	1/15/16	1,300	1,457
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,391
Macy's Retail Holdings Inc.	8.125%	7/15/15	4,775	5,658
Marriott International Inc./DE	5.625%	2/15/13	1,425	1,519
Marriott International Inc./DE	6.200%	6/15/16	1,400	1,575
McDonald's Corp.	4.300%	3/1/13	2,000	2,122
Nordstrom Inc.	6.750%	6/1/14	1,150	1,315
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,185
PACCAR Financial Corp.	2.050%	6/17/13	650	663
PACCAR Inc.	6.875%	2/15/14	4,450	5,079
Staples Inc.	9.750%	1/15/14	13,325	15,890
Target Corp.	5.125%	1/15/13	1,075	1,148
Target Corp.	4.000%	6/15/13	825	876
Time Warner Inc.	3.150%	7/15/15	14,700	15,132
Toyota Motor Credit Corp.	3.200%	6/17/15	11,200	11,600
Toyota Motor Credit Corp.	2.800%	1/11/16	7,225	7,345
Turner Broadcasting System Inc.	8.375%	7/1/13	2,385	2,702
Viacom Inc.	4.375%	9/15/14	600	646
Viacom Inc.	6.250%	4/30/16	7,500	8,640
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	8,116
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,579
Wal-Mart Stores Inc.	1.625%	4/15/14	9,450	9,571
Wal-Mart Stores Inc.	3.200%	5/15/14	7,769	8,203
Wal-Mart Stores Inc.	2.875%	4/1/15	3,975	4,127
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,310
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	9,786
Walgreen Co.	4.875%	8/1/13	8,500	9,199
Walt Disney Co.	4.700%	12/1/12	7,200	7,608
Walt Disney Co.	4.500%	12/15/13	325	352
Walt Disney Co.	6.200%	6/20/14	3,000	3,420
Western Union Co.	6.500%	2/26/14	3,350	3,740
Yum! Brands Inc.	7.700%	7/1/12	1,600	1,709
Consumer Noncyclical (2.9%)
Abbott Laboratories	5.150%	11/30/12	3,325	3,539
Abbott Laboratories	2.700%	5/27/15	3,900	4,039
Abbott Laboratories	5.875%	5/15/16	10,975	12,736
Altria Group Inc.	8.500%	11/10/13	1,100	1,271
Altria Group Inc.	7.750%	2/6/14	9,500	10,932
Altria Group Inc.	4.125%	9/11/15	8,925	9,457
AmerisourceBergen Corp.	5.625%	9/15/12	2,725	2,865
AmerisourceBergen Corp.	5.875%	9/15/15	1,825	2,062
Amgen Inc.	4.850%	11/18/14	7,325	8,168
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,500	1,573
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	12,375	12,715
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	8,075	8,300
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	2,900	3,234
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,884
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	5,000	5,099
AstraZeneca plc	5.400%	9/15/12	11,875	12,571
Baxter International Inc.	4.000%	3/1/14	1,650	1,770
Baxter International Inc.	4.625%	3/15/15	2,750	3,016
Biogen Idec Inc.	6.000%	3/1/13	4,725	5,058
Bottling Group LLC	4.625%	11/15/12	4,500	4,747
Bottling Group LLC	5.000%	11/15/13	1,500	1,637
Bottling Group LLC	6.950%	3/15/14	9,300	10,692
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,828

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brown-Forman Corp.	2.500%	1/15/16	625	630
Bunge Ltd. Finance Corp.	5.875%	5/15/13	1,600	1,708
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,754
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,060
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,424
Cardinal Health Inc.	4.000%	6/15/15	1,875	1,976
CareFusion Corp.	4.125%	8/1/12	600	619
CareFusion Corp.	5.125%	8/1/14	5,975	6,542
Celgene Corp.	2.450%	10/15/15	1,600	1,589
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,253
Cia de Bebidas das Americas	8.750%	9/15/13	1,050	1,202
Clorox Co.	5.000%	3/1/13	3,200	3,390
Clorox Co.	5.000%	1/15/15	3,700	4,042
Coca-Cola Co.	0.750%	11/15/13	6,700	6,680
Coca-Cola Co.	3.625%	3/15/14	3,075	3,276
Coca-Cola Co.	1.500%	11/15/15	6,400	6,368
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,000	2,966
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,920
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,197
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	2,300	2,488
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	6,240
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,846
ConAgra Foods Inc.	5.875%	4/15/14	450	494
Corn Products International Inc.	3.200%	11/1/15	350	357
Covidien International Finance SA	5.450%	10/15/12	2,425	2,566
Covidien International Finance SA	1.875%	6/15/13	5,200	5,286
Delhaize Group SA	5.875%	2/1/14	400	439
Diageo Capital plc	5.200%	1/30/13	5,036	5,380
Diageo Finance BV	5.500%	4/1/13	1,500	1,620
Diageo Finance BV	5.300%	10/28/15	3,075	3,461
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,600	1,633
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	354
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	2,300	2,322
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,617
Express Scripts Inc.	6.250%	6/15/14	10,550	11,833
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,064
Fortune Brands Inc.	6.375%	6/15/14	7,575	8,413
General Mills Inc.	5.650%	9/10/12	3,050	3,228
General Mills Inc.	5.250%	8/15/13	3,325	3,607
General Mills Inc.	5.200%	3/17/15	8,200	9,106
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	16,650	17,898
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	7,800	8,495
Hasbro Inc.	6.125%	5/15/14	3,000	3,315
HJ Heinz Co.	5.350%	7/15/13	1,300	1,407
Hospira Inc.	5.900%	6/15/14	675	747
Johnson & Johnson	5.150%	8/15/12	1,650	1,735
^ Johnson & Johnson	1.200%	5/15/14	4,175	4,210
Kellogg Co.	5.125%	12/3/12	5,000	5,293
Kellogg Co.	4.250%	3/6/13	4,175	4,401
Kimberly-Clark Corp.	4.875%	8/15/15	175	195
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,450	1,529
Kraft Foods Inc.	2.625%	5/8/13	13,525	13,900
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,473
Kraft Foods Inc.	6.750%	2/19/14	7,450	8,430
Kraft Foods Inc.	4.125%	2/9/16	10,000	10,669
Kroger Co.	5.500%	2/1/13	1,425	1,524
Kroger Co.	5.000%	4/15/13	1,550	1,656
Kroger Co.	7.500%	1/15/14	8,800	10,055
Laboratory Corp. of America Holdings	5.500%	2/1/13	875	933
Life Technologies Corp.	4.400%	3/1/15	2,875	3,046
Life Technologies Corp.	3.500%	1/15/16	5,725	5,840
McKesson Corp.	5.250%	3/1/13	2,025	2,158
McKesson Corp.	3.250%	3/1/16	7,200	7,426
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,473

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Medco Health Solutions Inc.	6.125%	3/15/13	4,125	4,442
Medco Health Solutions Inc.	7.250%	8/15/13	400	444
Medco Health Solutions Inc.	2.750%	9/15/15	5,200	5,225
Medtronic Inc.	4.500%	3/15/14	1,975	2,144
Medtronic Inc.	3.000%	3/15/15	5,000	5,215
Medtronic Inc.	2.625%	3/15/16	2,500	2,538
Merck & Co. Inc.	5.125%	11/15/11	1,850	1,882
Merck & Co. Inc.	5.300%	12/1/13	4,375	4,831
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,392
Merck & Co. Inc.	2.250%	1/15/16	11,500	11,559
Newell Rubbermaid Inc.	5.500%	4/15/13	2,500	2,676
Novartis Capital Corp.	1.900%	4/24/13	7,650	7,824
Novartis Capital Corp.	4.125%	2/10/14	7,450	8,010
Novartis Capital Corp.	2.900%	4/24/15	13,125	13,628
PepsiAmericas Inc.	5.750%	7/31/12	800	845
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,809
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,687
PepsiCo Inc.	4.650%	2/15/13	3,025	3,218
PepsiCo Inc.	3.750%	3/1/14	12,575	13,425
PepsiCo Inc.	3.100%	1/15/15	2,900	3,039
Pfizer Inc.	4.450%	3/15/12	13,625	14,003
Pfizer Inc.	4.500%	2/15/14	925	1,006
Pfizer Inc.	5.350%	3/15/15	17,550	19,745
Philip Morris International Inc.	4.875%	5/16/13	16,925	18,148
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,382
Procter & Gamble Co.	1.375%	8/1/12	5,000	5,050
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,746
Procter & Gamble Co.	1.800%	11/15/15	5,075	5,043
Procter & Gamble Co.	4.850%	12/15/15	4,500	5,051
Quest Diagnostics Inc./DE	3.200%	4/1/16	2,000	2,041
Reynolds American Inc.	7.250%	6/1/13	1,500	1,657
Reynolds American Inc.	7.625%	6/1/16	375	454
Safeway Inc.	5.800%	8/15/12	3,050	3,212
Safeway Inc.	6.250%	3/15/14	6,000	6,684
Sanofi	1.625%	3/28/14	1,175	1,189
Sanofi	2.625%	3/29/16	10,050	10,168
St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,188
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,134
Stryker Corp.	3.000%	1/15/15	1,500	1,557
Sysco Corp.	4.200%	2/12/13	600	633
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	7,100	7,292
Thermo Fisher Scientific Inc.	2.150%	12/28/12	1,300	1,324
Thermo Fisher Scientific Inc.	2.050%	2/21/14	150	153
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,347
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,662
Thermo Fisher Scientific Inc.	3.200%	3/1/16	3,300	3,399
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,437
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,347
Whirlpool Corp.	5.500%	3/1/13	4,225	4,474
Whirlpool Corp.	8.600%	5/1/14	1,100	1,278
Wyeth	5.500%	3/15/13	6,700	7,207
Wyeth	5.500%	2/1/14	2,750	3,049
Wyeth	5.500%	2/15/16	5,600	6,379
Energy (1.0%)
Anadarko Petroleum Corp.	7.625%	3/15/14	6,775	7,726
Anadarko Petroleum Corp.	5.750%	6/15/14	900	989
Apache Corp.	5.250%	4/15/13	1,500	1,616
Apache Corp.	6.000%	9/15/13	4,675	5,171
Baker Hughes Inc.	6.500%	11/15/13	3,600	4,050
BP Capital Markets plc	5.250%	11/7/13	11,350	12,322
BP Capital Markets plc	3.625%	5/8/14	5,500	5,776
BP Capital Markets plc	3.875%	3/10/15	10,925	11,497

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BP Capital Markets plc	3.125%	10/1/15	7,525	7,704
	BP Capital Markets plc	3.200%	3/11/16	7,300	7,417
	Canadian Natural Resources Ltd.	5.450%	10/1/12	3,550	3,748
	Canadian Natural Resources Ltd.	5.150%	2/1/13	500	532
	Canadian Natural Resources Ltd.	4.900%	12/1/14	550	604
	Cenovus Energy Inc.	4.500%	9/15/14	5,950	6,449
	Chevron Corp.	3.950%	3/3/14	9,425	10,123
	ConocoPhillips	4.750%	2/1/14	14,925	16,256
	ConocoPhillips	4.600%	1/15/15	5,300	5,837
	Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,198
	Encana Corp.	4.750%	10/15/13	1,125	1,212
	EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,614
	Ensco plc	3.250%	3/15/16	4,000	4,054
	EOG Resources Inc.	6.125%	10/1/13	1,200	1,326
	EOG Resources Inc.	2.950%	6/1/15	1,525	1,572
	Husky Energy Inc.	5.900%	6/15/14	7,100	7,886
4	Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,637
	Noble Holding International Ltd.	3.450%	8/1/15	5,000	5,177
	Occidental Petroleum Corp.	1.450%	12/13/13	5,750	5,805
	Occidental Petroleum Corp.	2.500%	2/1/16	2,200	2,234
	Occidental Petroleum Corp.	4.125%	6/1/16	2,800	3,042
	PC Financial Partnership	5.000%	11/15/14	2,000	2,194
	Petro-Canada	4.000%	7/15/13	3,210	3,395
	Shell International Finance BV	1.875%	3/25/13	7,900	8,071
	Shell International Finance BV	4.000%	3/21/14	21,850	23,485
	Shell International Finance BV	3.100%	6/28/15	1,950	2,035
	Statoil ASA	3.875%	4/15/14	1,150	1,232
	Statoil ASA	2.900%	10/15/14	4,900	5,134
	Sunoco Inc.	4.875%	10/15/14	950	1,020
	Talisman Energy Inc.	5.125%	5/15/15	4,150	4,577
	Total Capital Canada Ltd.	1.625%	1/28/14	2,600	2,634
	Total Capital SA	3.000%	6/24/15	5,125	5,324
	Total Capital SA	2.300%	3/15/16	10,225	10,214
	Transocean Inc.	5.250%	3/15/13	7,000	7,411
	Valero Energy Corp.	4.750%	6/15/13	3,000	3,188
	Valero Energy Corp.	4.500%	2/1/15	300	321
	Weatherford International Ltd./Bermuda	5.150%	3/15/13	2,534	2,681
	Other Industrial (0.0%)
	Connecticut Health & Educational Facilities Authority
	Revenue (Yale University)	2.900%	10/15/14	1,825	1,915

	Technology (1.2%)
	Adobe Systems Inc.	3.250%	2/1/15	2,925	3,034
	Agilent Technologies Inc.	4.450%	9/14/12	1,700	1,763
	Agilent Technologies Inc.	5.500%	9/14/15	500	553
	Amphenol Corp.	4.750%	11/15/14	2,775	3,024
	Analog Devices Inc.	5.000%	7/1/14	850	933
	Analog Devices Inc.	3.000%	4/15/16	2,000	2,039
	Applied Materials Inc.	2.650%	6/15/16	2,500	2,512
	Arrow Electronics Inc.	6.875%	7/1/13	800	871
	Arrow Electronics Inc.	3.375%	11/1/15	500	505
4	Broadcom Corp.	1.500%	11/1/13	1,400	1,404
	Cisco Systems Inc.	1.625%	3/14/14	12,000	12,114
	Cisco Systems Inc.	2.900%	11/17/14	8,900	9,321
	Cisco Systems Inc.	5.500%	2/22/16	5,750	6,518
	Computer Sciences Corp.	5.500%	3/15/13	825	876
	Dell Inc.	4.700%	4/15/13	3,250	3,463
	Dell Inc.	1.400%	9/10/13	1,800	1,814
	Dell Inc.	2.100%	4/1/14	3,200	3,260
	Dell Inc.	2.300%	9/10/15	750	752
	Dell Inc.	3.100%	4/1/16	1,350	1,379
	Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,829
	Dun & Bradstreet Corp.	2.875%	11/15/15	875	876

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Equifax Inc.	4.450%	12/1/14	1,000	1,070
Fiserv Inc.	6.125%	11/20/12	2,913	3,131
Fiserv Inc.	3.125%	6/15/16	675	672
Google Inc.	2.125%	5/19/16	5,575	5,571
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,084
Hewlett-Packard Co.	4.500%	3/1/13	30,775	32,599
Hewlett-Packard Co.	1.250%	9/13/13	3,950	3,964
Hewlett-Packard Co.	6.125%	3/1/14	3,950	4,423
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,601
Hewlett-Packard Co.	2.125%	9/13/15	2,375	2,371
HP Enterprise Services LLC	6.000%	8/1/13	2,850	3,131
IBM International Group Capital LLC	5.050%	10/22/12	16,600	17,560
International Business Machines Corp.	2.100%	5/6/13	15,700	16,065
International Business Machines Corp.	1.000%	8/5/13	975	977
International Business Machines Corp.	1.250%	5/12/14	3,800	3,810
International Business Machines Corp.	2.000%	1/5/16	2,500	2,483
Juniper Networks Inc.	3.100%	3/15/16	500	507
Lexmark International Inc.	5.900%	6/1/13	1,050	1,119
Maxim Integrated Products Inc.	3.450%	6/14/13	1,200	1,244
Microsoft Corp.	0.875%	9/27/13	3,300	3,303
Microsoft Corp.	2.950%	6/1/14	7,450	7,864
Microsoft Corp.	1.625%	9/25/15	4,500	4,454
Microsoft Corp.	2.500%	2/8/16	3,800	3,915
Motorola Solutions Inc.	5.375%	11/15/12	3,500	3,686
Oracle Corp.	4.950%	4/15/13	3,400	3,647
Oracle Corp.	3.750%	7/8/14	11,300	12,095
Oracle Corp.	5.250%	1/15/16	6,500	7,332
Pitney Bowes Inc.	4.625%	10/1/12	2,000	2,080
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,177
Pitney Bowes Inc.	4.750%	1/15/16	5,150	5,477
Symantec Corp.	2.750%	9/15/15	3,375	3,345
Texas Instruments Inc.	1.375%	5/15/14	1,825	1,827
Texas Instruments Inc.	2.375%	5/16/16	5,725	5,745
Tyco Electronics Group SA	6.000%	10/1/12	9,750	10,332
Xerox Corp.	8.250%	5/15/14	2,275	2,661
Xerox Corp.	4.250%	2/15/15	10,500	11,145
Xerox Corp.	6.400%	3/15/16	3,000	3,432
Transportation (0.2%)
Burlington Northern Santa Fe LLC	5.900%	7/1/12	1,050	1,105
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,441
CSX Corp.	5.500%	8/1/13	6,100	6,614
CSX Corp.	6.250%	4/1/15	4,625	5,282
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,124
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,386
Norfolk Southern Corp.	5.750%	1/15/16	7,747	8,800
Ryder System Inc.	6.000%	3/1/13	1,500	1,604
Ryder System Inc.	5.850%	3/1/14	2,850	3,116
Ryder System Inc.	3.150%	3/2/15	1,450	1,485
Ryder System Inc.	7.200%	9/1/15	1,450	1,690
Union Pacific Corp.	5.450%	1/31/13	3,490	3,737
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,980
				2,290,124
Utilities (1.5%)
Electric (1.1%)
Appalachian Power Co.	5.650%	8/15/12	3,875	4,063
Arizona Public Service Co.	5.800%	6/30/14	500	556
Arizona Public Service Co.	4.650%	5/15/15	1,775	1,921
Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,060
Carolina Power & Light Co.	5.125%	9/15/13	3,305	3,595
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,386
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	700	755
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	553
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	5,225	5,973

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commonwealth Edison Co.	1.625%	1/15/14	1,375	1,382
	Commonwealth Edison Co.	4.700%	4/15/15	3,045	3,317
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,241
	Constellation Energy Group Inc.	4.550%	6/15/15	1,850	1,960
	Consumers Energy Co.	5.375%	4/15/13	750	805
	Dayton Power & Light Co.	5.125%	10/1/13	1,875	2,033
	Dominion Resources Inc./VA	5.000%	3/15/13	1,500	1,598
	Dominion Resources Inc./VA	1.800%	3/15/14	4,250	4,288
	Dominion Resources Inc./VA	5.150%	7/15/15	1,795	1,990
	Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,665
	Duke Energy Corp.	6.300%	2/1/14	14,525	16,200
	Duke Energy Corp.	3.350%	4/1/15	1,100	1,147
	Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,215
	Duke Energy Ohio Inc.	5.700%	9/15/12	2,400	2,543
	Enersis SA/Cayman Island	7.375%	1/15/14	1,000	1,112
	Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,082
	Exelon Corp.	4.900%	6/15/15	4,875	5,236
	Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,465
	FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	5,014
	Florida Power & Light Co.	4.850%	2/1/13	250	265
	Georgia Power Co.	6.000%	11/1/13	2,000	2,218
	Georgia Power Co.	3.000%	4/15/16	2,400	2,455
	Iberdrola International BV	6.750%	6/15/12	775	817
	KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	1,400	1,541
4	Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,493
4	LG&E and KU Energy LLC	2.125%	11/15/15	3,000	2,926
4	Louisville Gas & Electric Co.	1.625%	11/15/15	6,500	6,359
	Metropolitan Edison Co.	4.875%	4/1/14	1,000	1,058
	MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,209
	MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,125
	Midamerican Energy Holdings Co.	3.150%	7/15/12	3,000	3,070
	Midamerican Energy Holdings Co.	5.875%	10/1/12	2,000	2,119
	Midamerican Energy Holdings Co.	5.000%	2/15/14	600	650
	National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	975	997
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	10,250	11,157
	National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	3,250	3,475
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	1,200	1,235
	Nevada Power Co.	5.875%	1/15/15	1,500	1,679
	NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,835	3,037
	NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,775	3,866
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,894
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,206
	Northern States Power Co.	1.950%	8/15/15	2,200	2,195
	NSTAR Electric Co.	4.875%	10/15/12	3,925	4,123
	NSTAR Electric Co.	4.875%	4/15/14	1,500	1,636
	Ohio Power Co.	5.750%	9/1/13	1,575	1,718
	Ohio Power Co.	6.000%	6/1/16	425	489
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,975	5,424
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,413
	Pacific Gas & Electric Co.	4.800%	3/1/14	11,000	11,954
	Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,211
	PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,366
	PSEG Power LLC	2.500%	4/15/13	800	815
	PSEG Power LLC	5.500%	12/1/15	3,000	3,311
	Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,025
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,114
	Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,181
	Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,149
	Sierra Pacific Power Co.	5.450%	9/1/13	3,769	4,087
	Southern California Edison Co.	5.000%	1/15/14	2,000	2,185
	Southern California Edison Co.	4.150%	9/15/14	3,000	3,238
	Southern Co.	5.300%	1/15/12	3,625	3,715
	Southern Co.	4.150%	5/15/14	800	857
	Southern Co.	2.375%	9/15/15	4,810	4,809

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern Power Co.	6.250%	7/15/12	1,000	1,053
	TECO Finance Inc.	4.000%	3/15/16	375	392
	TransAlta Corp.	4.750%	1/15/15	2,688	2,882
	Virginia Electric and Power Co.	5.100%	11/30/12	10,525	11,136
	Wisconsin Electric Power Co.	6.000%	4/1/14	1,437	1,618
	Natural Gas (0.4%)
	Atmos Energy Corp.	4.950%	10/15/14	4,400	4,809
	DCP Midstream Operating LP	3.250%	10/1/15	1,000	1,007
	Enbridge Inc.	4.900%	3/1/15	4,950	5,384
	Energy Transfer Partners LP	5.650%	8/1/12	1,470	1,535
	Energy Transfer Partners LP	6.000%	7/1/13	4,500	4,867
	Energy Transfer Partners LP	8.500%	4/15/14	3,000	3,499
6	Enron Corp.	9.125%	4/1/03	2,000	—
6	Enron Corp.	7.625%	9/10/04	1,000	—
	Enterprise Products Operating LLC	4.600%	8/1/12	5,150	5,342
	Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,357
	Enterprise Products Operating LLC	5.900%	4/15/13	1,150	1,239
	Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,389
	Enterprise Products Operating LLC	3.200%	2/1/16	10,300	10,440
6	HNG Internorth	9.625%	3/15/06	1,500	—
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,569
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,625
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,451
	Nisource Finance Corp.	6.150%	3/1/13	1,975	2,128
	Nisource Finance Corp.	10.750%	3/15/16	1,000	1,308
	NuStar Logistics LP	6.050%	3/15/13	2,000	2,134
	Oneok Inc.	5.200%	6/15/15	1,825	2,000
	ONEOK Partners LP	3.250%	2/1/16	10,900	11,072
	Plains All American Pipeline LP / PAA Finance Corp.	4.250%	9/1/12	2,000	2,071
	Sempra Energy	6.000%	2/1/13	2,525	2,705
	Spectra Energy Capital LLC	6.250%	2/15/13	3,725	3,985
	Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,103
	Texas Gas Transmission LLC	4.600%	6/1/15	325	347
	TransCanada PipeLines Ltd.	4.000%	6/15/13	2,225	2,350
	TransCanada PipeLines Ltd.	3.400%	6/1/15	8,700	9,112
	Williams Partners LP	3.800%	2/15/15	1,950	2,042
					321,972
Total Corporate Bonds (Cost $4,630,788)					4,801,735
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
	African Development Bank	1.000%	11/23/11	4,050	4,057
	African Development Bank	1.750%	10/1/12	875	884
	African Development Bank	1.625%	2/11/13	4,300	4,371
	African Development Bank	3.000%	5/27/14	15,375	16,293
	Asian Development Bank	4.500%	9/4/12	5,000	5,219
	Asian Development Bank	1.625%	7/15/13	11,600	11,837
	Asian Development Bank	3.625%	9/5/13	5,850	6,209
	Asian Development Bank	2.750%	5/21/14	14,550	15,289
	Asian Development Bank	0.875%	6/10/14	6,250	6,229
	Asian Development Bank	2.625%	2/9/15	17,950	18,779
	Asian Development Bank	2.500%	3/15/16	12,350	12,771
	Brazilian Government International Bond	10.250%	6/17/13	4,600	5,412
	Brazilian Government International Bond	10.500%	7/14/14	5,725	7,242
	Brazilian Government International Bond	7.875%	3/7/15	11,325	13,664
	Canada Government International Bond	2.375%	9/10/14	7,725	8,038
	Chile Government International Bond	5.500%	1/15/13	3,550	3,769
	China Development Bank Corp.	4.750%	10/8/14	1,375	1,463
	China Development Bank Corp.	5.000%	10/15/15	3,450	3,757
	Colombia Government International Bond	10.750%	1/15/13	1,500	1,712
	Colombia Government International Bond	8.250%	12/22/14	4,000	4,824
	Corp. Andina de Fomento	5.200%	5/21/13	5,575	5,965
	Corp. Andina de Fomento	5.125%	5/5/15	4,025	4,314
	Council Of Europe Development Bank	1.500%	1/15/15	3,000	3,013

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,854
	Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,743
	Eksportfinans ASA	1.875%	4/2/13	5,350	5,451
	Eksportfinans ASA	3.000%	11/17/14	4,825	5,047
	Eksportfinans ASA	2.000%	9/15/15	4,375	4,381
	Eksportfinans ASA	2.375%	5/25/16	2,650	2,658
	Eksportfinans ASA	5.500%	5/25/16	3,125	3,562
	European Bank for Reconstruction & Development	3.625%	6/17/13	3,000	3,170
	European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,775
	European Bank for Reconstruction & Development	2.750%	4/20/15	6,250	6,552
	European Bank for Reconstruction & Development	1.625%	9/3/15	1,750	1,749
	European Bank for Reconstruction & Development	2.500%	3/15/16	9,950	10,243
	European Investment Bank	1.750%	9/14/12	15,000	15,242
	European Investment Bank	1.625%	3/15/13	4,000	4,066
	European Investment Bank	3.250%	5/15/13	7,750	8,092
	European Investment Bank	1.875%	6/17/13	14,500	14,815
	European Investment Bank	4.250%	7/15/13	16,950	18,158
	European Investment Bank	1.250%	9/17/13	14,150	14,312
	European Investment Bank	1.250%	2/14/14	69,375	69,818
	European Investment Bank	2.375%	3/14/14	8,175	8,461
	European Investment Bank	3.000%	4/8/14	8,000	8,444
	European Investment Bank	1.500%	5/15/14	24,825	25,164
	European Investment Bank	4.625%	5/15/14	4,350	4,786
	European Investment Bank	3.125%	6/4/14	28,950	30,665
	European Investment Bank	2.875%	1/15/15	11,000	11,533
	European Investment Bank	2.750%	3/23/15	11,225	11,738
	European Investment Bank	1.625%	9/1/15	14,475	14,472
	European Investment Bank	1.375%	10/20/15	13,500	13,297
	European Investment Bank	2.250%	3/15/16	9,350	9,494
	European Investment Bank	2.500%	5/16/16	12,900	13,233
7	Export Development Canada	4.500%	10/25/12	7,500	7,894
	Export Development Canada	3.125%	4/24/14	8,050	8,550
	Export Development Canada	1.500%	5/15/14	6,000	6,094
	Export Development Canada	2.250%	5/28/15	4,725	4,874
^	Export Development Canada	1.250%	10/27/15	3,000	2,941
	Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,229
	Export-Import Bank of Korea	8.125%	1/21/14	8,800	9,999
	Export-Import Bank of Korea	5.875%	1/14/15	5,175	5,678
	Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,827
	Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,414
	Financement-Quebec	5.000%	10/25/12	2,000	2,106
	Hungary Government International Bond	4.750%	2/3/15	5,350	5,484
	Hydro Quebec	8.000%	2/1/13	2,000	2,211
8	Hydro Quebec	2.000%	6/30/16	7,525	7,424
	Inter-American Development Bank	4.750%	10/19/12	15,500	16,360
	Inter-American Development Bank	1.750%	10/22/12	15,250	15,490
	Inter-American Development Bank	3.500%	3/15/13	3,000	3,150
	Inter-American Development Bank	1.625%	7/15/13	10,225	10,414
	Inter-American Development Bank	3.000%	4/22/14	10,550	11,150
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,319
	Inter-American Development Bank	2.250%	7/15/15	1,975	2,028
	Inter-American Development Bank	4.250%	9/14/15	5,550	6,139
	International Bank for Reconstruction & Development	0.800%	7/13/12	9,100	9,147
	International Bank for Reconstruction & Development	3.625%	5/21/13	5,500	5,805
	International Bank for Reconstruction & Development	1.750%	7/15/13	29,400	29,961
	International Bank for Reconstruction & Development	3.500%	10/8/13	9,490	10,062
	International Bank for Reconstruction & Development	2.375%	5/26/15	22,650	23,471
	International Bank for Reconstruction & Development	2.125%	3/15/16	27,900	28,514
	International Bank for Reconstruction & Development	5.000%	4/1/16	4,600	5,236
	International Finance Corp.	3.000%	4/22/14	22,625	23,802
	International Finance Corp.	2.750%	4/20/15	9,550	10,028
	Israel Government International Bond	4.625%	6/15/13	2,350	2,474
	Israel Government International Bond	5.125%	3/1/14	2,000	2,154
	Japan Bank for International Cooperation/Japan	4.375%	11/26/12	2,200	2,312

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Japan Bank for International Cooperation/Japan	4.250%	6/18/13	6,150	6,555
9	Japan Finance Corp.	1.500%	7/6/12	9,025	9,086
9	Japan Finance Corp.	2.125%	11/5/12	14,000	14,241
9	Japan Finance Corp.	2.875%	2/2/15	6,600	6,885
9	Japan Finance Corp.	1.875%	9/24/15	4,200	4,200
9	Japan Finance Corp.	2.500%	1/21/16	6,200	6,272
9	Japan Finance Corp.	2.500%	5/18/16	6,300	6,341
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,603
	Korea Development Bank	5.300%	1/17/13	10,050	10,583
	Korea Development Bank	5.750%	9/10/13	5,525	5,963
	Korea Development Bank	8.000%	1/23/14	5,000	5,694
	Korea Development Bank	4.375%	8/10/15	5,475	5,737
	Korea Development Bank	3.250%	3/9/16	1,875	1,869
10	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	26,150	26,639
10	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	28,300	29,522
10	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,375	13,019
10	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	26,825	27,202
10	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	6,125	6,557
10	Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	16,775	16,973
10	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	9,425	10,048
10	Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	24,900	25,234
10	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	20,825	21,865
^,10	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	10,650	11,135
10	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	15,150	14,830
10	Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	11,450	11,806
10	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	10,875	12,441
10	Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	18,175	18,222
10	Landwirtschaftliche Rentenbank	5.250%	7/2/12	9,600	10,044
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	23,475	23,760
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,188
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,348
	Mexico Government International Bond	6.375%	1/16/13	5,400	5,821
	Mexico Government International Bond	5.875%	2/17/14	17,300	19,151
	Mexico Government International Bond	6.625%	3/3/15	7,900	9,164
	Nordic Investment Bank	1.625%	1/28/13	6,900	7,009
	Nordic Investment Bank	2.625%	10/6/14	6,700	6,996
	Nordic Investment Bank	2.500%	7/15/15	1,325	1,368
	Nordic Investment Bank	2.250%	3/15/16	4,825	4,894
11	Oesterreichische Kontrollbank AG	4.750%	11/8/11	3,500	3,550
11	Oesterreichische Kontrollbank AG	4.750%	10/16/12	7,725	8,141
11	Oesterreichische Kontrollbank AG	1.750%	3/11/13	7,650	7,786
11	Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,000	12,008
11	Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,000	5,597
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	1,050	1,045
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,109
	Panama Government International Bond	7.250%	3/15/15	6,000	7,059
	Peruvian Government International Bond	9.875%	2/6/15	2,500	3,090
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	2,500	2,850
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,868
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	14,450	14,675
	Petroleos Mexicanos	4.875%	3/15/15	9,250	9,999
	Poland Government International Bond	6.250%	7/3/12	9,125	9,604
	Poland Government International Bond	5.250%	1/15/14	3,975	4,293
	Poland Government International Bond	3.875%	7/16/15	6,500	6,727
	Province of British Columbia	2.850%	6/15/15	6,075	6,381
	Province of British Columbia	2.100%	5/18/16	8,500	8,565
	Province of Manitoba	2.125%	4/22/13	1,950	2,002
	Province of Manitoba	1.375%	4/28/14	1,600	1,615
	Province of Manitoba	2.625%	7/15/15	4,525	4,680
	Province of Nova Scotia	2.375%	7/21/15	3,850	3,951
	Province of Ontario	1.875%	11/19/12	21,250	21,648
	Province of Ontario	1.375%	1/27/14	15,425	15,531
	Province of Ontario	4.100%	6/16/14	39,400	42,751
	Province of Ontario	2.950%	2/5/15	18,525	19,449

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Ontario	2.700%	6/16/15	5,750	5,957
Province of Ontario	1.875%	9/15/15	900	903
Province of Ontario	2.300%	5/10/16	11,600	11,717
Province of Saskatchewan	7.375%	7/15/13	1,000	1,127
Quebec	4.875%	5/5/14	2,100	2,320
Quebec	4.600%	5/26/15	7,400	8,219
Republic of Italy	2.125%	10/5/12	23,150	23,381
Republic of Italy	2.125%	9/16/13	3,925	3,974
Republic of Italy	4.500%	1/21/15	5,650	5,975
Republic of Italy	3.125%	1/26/15	16,450	16,779
Republic of Italy	4.750%	1/25/16	9,000	9,630
Republic of Korea	4.250%	6/1/13	3,225	3,387
Republic of Korea	5.750%	4/16/14	6,350	6,971
Republic of Korea	4.875%	9/22/14	3,925	4,236
South Africa Government International Bond	6.500%	6/2/14	5,050	5,666
Svensk Exportkredit AB	3.250%	9/16/14	4,850	5,124
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,364
Total Sovereign Bonds (Cost $1,555,550)				1,598,796
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	1,600	1,705
California GO	5.250%	4/1/14	1,800	1,950
California GO	3.950%	11/1/15	3,300	3,379
California GO	5.650%	4/1/39	2,250	2,397
Illinois GO	2.766%	1/1/12	5,700	5,751
Illinois GO	4.071%	1/1/14	5,700	5,893
Illinois GO	4.511%	3/1/15	550	568
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	1,100	1,169
Puerto Rico Government Development Bank GO	3.670%	5/1/14	700	707
Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,500	1,519
Total Taxable Municipal Bonds (Cost $24,231)				25,038

			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
12,13 Vanguard Market Liquidity Fund (Cost $288,154)	0.140%		288,153,829	288,154
Total Investments (100.4%) (Cost $21,643,746)				22,119,187
Other Assets and Liabilities—Net (-0.4%)				(77,588)
Net Assets (100%)				22,041,599

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,077,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $68,418,000, representing 0.3% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Non-income-producing security--security in default.
7 Guaranteed by the Government of Canada.
8 Guaranteed by Province of Quebec.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2011

12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the7-day yield.
13 Includes $19,547,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (55.2%)
U.S. Government Securities (51.4%)
	United States Treasury Note/Bond	7.250%	5/15/16	8,000	10,096
	United States Treasury Note/Bond	1.750%	5/31/16	16,475	16,490
	United States Treasury Note/Bond	3.250%	5/31/16	110,220	118,280
	United States Treasury Note/Bond	1.500%	6/30/16	30,000	29,616
	United States Treasury Note/Bond	3.250%	6/30/16	106,040	113,678
	United States Treasury Note/Bond	4.875%	8/15/16	3,590	4,136
	United States Treasury Note/Bond	3.000%	8/31/16	10,050	10,636
	United States Treasury Note/Bond	3.000%	9/30/16	109,615	115,850
	United States Treasury Note/Bond	3.125%	10/31/16	170,755	181,374
	United States Treasury Note/Bond	4.625%	11/15/16	36,050	41,120
	United States Treasury Note/Bond	7.500%	11/15/16	106,820	137,748
	United States Treasury Note/Bond	2.750%	11/30/16	112,680	117,399
	United States Treasury Note/Bond	3.250%	12/31/16	161,505	172,155
	United States Treasury Note/Bond	3.125%	1/31/17	124,145	131,535
	United States Treasury Note/Bond	4.625%	2/15/17	58,420	66,608
	United States Treasury Note/Bond	3.000%	2/28/17	94,460	99,345
	United States Treasury Note/Bond	3.250%	3/31/17	97,840	104,169
	United States Treasury Note/Bond	3.125%	4/30/17	4,150	4,385
	United States Treasury Note/Bond	4.500%	5/15/17	119,410	135,418
	United States Treasury Note/Bond	8.750%	5/15/17	98,070	134,555
	United States Treasury Note/Bond	2.750%	5/31/17	50,595	52,326
	United States Treasury Note/Bond	2.500%	6/30/17	41,155	41,920
	United States Treasury Note/Bond	2.375%	7/31/17	4,800	4,849
	United States Treasury Note/Bond	4.750%	8/15/17	137,230	157,707
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	98,986
	United States Treasury Note/Bond	1.875%	8/31/17	22,360	21,892
	United States Treasury Note/Bond	1.875%	9/30/17	46,480	45,405
	United States Treasury Note/Bond	4.250%	11/15/17	6,725	7,532
	United States Treasury Note/Bond	2.625%	1/31/18	2,225	2,263
	United States Treasury Note/Bond	3.500%	2/15/18	89,005	95,430
	United States Treasury Note/Bond	2.875%	3/31/18	9,120	9,386
	United States Treasury Note/Bond	2.625%	4/30/18	22,370	22,636
	United States Treasury Note/Bond	3.875%	5/15/18	151,760	166,130
	United States Treasury Note/Bond	2.375%	5/31/18	50	50
	United States Treasury Note/Bond	4.000%	8/15/18	221,975	244,450
	United States Treasury Note/Bond	3.750%	11/15/18	302,870	327,857
	United States Treasury Note/Bond	2.750%	2/15/19	233,610	235,727
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	74,680
	United States Treasury Note/Bond	3.125%	5/15/19	394,055	406,554
	United States Treasury Note/Bond	3.625%	8/15/19	384,875	409,773
	United States Treasury Note/Bond	3.375%	11/15/19	369,945	385,379
	United States Treasury Note/Bond	3.625%	2/15/20	347,235	367,038
	United States Treasury Note/Bond	3.500%	5/15/20	345,125	360,010
	United States Treasury Note/Bond	2.625%	8/15/20	188,725	182,503
	United States Treasury Note/Bond	8.750%	8/15/20	14,970	21,922
	United States Treasury Note/Bond	2.625%	11/15/20	98,105	94,410
	United States Treasury Note/Bond	3.625%	2/15/21	233,410	243,148
	United States Treasury Note/Bond	3.125%	5/15/21	354,220	352,892
	United States Treasury Note/Bond	8.125%	5/15/21	10,200	14,553
					6,192,001
Agency Bonds and Notes (3.8%)
1	Federal Farm Credit Bank	5.125%	8/25/16	13,700	15,735
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,523
1	Federal Home Loan Banks	4.750%	12/16/16	13,620	15,435
1	Federal Home Loan Banks	4.875%	5/17/17	23,225	26,537
1	Federal Home Loan Banks	5.000%	11/17/17	12,550	14,433
1	Federal Home Loan Banks	5.375%	8/15/18	14,025	16,288
1	Federal Home Loan Banks	5.125%	8/15/19	5,220	5,962
1	Federal Home Loan Banks	4.125%	3/13/20	15,875	16,797
1	Federal Home Loan Banks	5.625%	6/11/21	2,750	3,207
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,775	61,548

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	8,008
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	17,400	19,983
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,000	9,088
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	27,350	28,941
1	Federal National Mortgage Assn.	5.250%	9/15/16	20,925	24,171
1	Federal National Mortgage Assn.	4.875%	12/15/16	23,945	27,222
1	Federal National Mortgage Assn.	5.000%	2/13/17	45,700	52,220
1	Federal National Mortgage Assn.	5.000%	5/11/17	14,875	17,022
1	Federal National Mortgage Assn.	5.375%	6/12/17	15,450	17,974
1	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	10,692
1	Financing Corp. Fico	9.400%	2/8/18	1,475	2,050
1	Financing Corp. Fico	10.350%	8/3/18	2,170	3,188
1	Financing Corp. Fico	9.650%	11/2/18	10,145	14,570
1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,762
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,155
	Private Export Funding Corp.	4.375%	3/15/19	7,000	7,578
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,240
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,141
1	Tennessee Valley Authority	4.500%	4/1/18	5,300	5,856
1	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,250
					452,576
Total U.S. Government and Agency Obligations (Cost $6,352,903)					6,644,577
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	236
2	Bank of Scotland plc	5.250%	2/21/17	2,225	2,343
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	397	399
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	227	251
2	Northern Rock Asset Management plc	5.625%	6/22/17	4,825	5,063
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,878)					8,292
Corporate Bonds (37.3%)
Finance (13.6%)
	Banking (8.8%)
	American Express Bank FSB	6.000%	9/13/17	650	739
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,720
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,213
	American Express Co.	5.500%	9/12/16	1,400	1,570
	American Express Co.	6.150%	8/28/17	7,575	8,593
	American Express Co.	7.000%	3/19/18	13,300	15,532
	American Express Co.	8.125%	5/20/19	7,725	9,757
3	American Express Co.	6.800%	9/1/66	3,525	3,573
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,292
2	BanColombia SA	5.950%	6/3/21	1,675	1,705
	Bank of America Corp.	6.500%	8/1/16	8,200	9,140
	Bank of America Corp.	5.750%	8/15/16	3,900	4,106
	Bank of America Corp.	5.625%	10/14/16	5,575	5,904
	Bank of America Corp.	5.420%	3/15/17	8,675	8,823
	Bank of America Corp.	6.000%	9/1/17	3,850	4,112
	Bank of America Corp.	5.750%	12/1/17	6,325	6,713
	Bank of America Corp.	5.650%	5/1/18	27,650	29,052
	Bank of America Corp.	7.625%	6/1/19	8,500	9,840
	Bank of America Corp.	5.625%	7/1/20	21,975	22,687
	Bank of America Corp.	5.875%	1/5/21	2,250	2,363
	Bank of America Corp.	5.000%	5/13/21	1,250	1,232
	Bank of America NA	5.300%	3/15/17	15,050	15,465
	Bank of America NA	6.100%	6/15/17	500	535
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,760	4,154
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	3,836
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	1,997
	Barclays Bank plc	5.000%	9/22/16	10,300	10,989
	Barclays Bank plc	6.750%	5/22/19	7,500	8,413

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barclays Bank plc	5.125%	1/8/20	13,425	13,430
	BB&T Corp.	6.850%	4/30/19	3,475	4,103
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,725	13,875
	Bear Stearns Cos. LLC	6.400%	10/2/17	13,700	15,571
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,350	3,963
	BNP Paribas SA	5.000%	1/15/21	13,950	14,035
	Branch Banking & Trust Co.	5.625%	9/15/16	50	56
	Capital One Bank USA NA	8.800%	7/15/19	4,025	4,924
	Capital One Financial Corp.	6.150%	9/1/16	3,075	3,399
	Capital One Financial Corp.	6.750%	9/15/17	8,850	10,214
2,3	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,510
	Citigroup Inc.	5.500%	2/15/17	10,250	10,727
	Citigroup Inc.	6.000%	8/15/17	12,675	13,871
	Citigroup Inc.	6.125%	11/21/17	10,675	11,776
	Citigroup Inc.	6.125%	5/15/18	17,100	18,755
	Citigroup Inc.	8.500%	5/22/19	8,650	10,665
	Citigroup Inc.	5.375%	8/9/20	8,875	9,241
	Comerica Bank	5.750%	11/21/16	3,225	3,598
	Comerica Bank	5.200%	8/22/17	3,025	3,200
	Compass Bank	6.400%	10/1/17	1,800	1,943
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands	4.500%	1/11/21	6,175	6,334
	Credit Suisse	5.300%	8/13/19	4,775	5,079
	Credit Suisse AG	5.400%	1/14/20	6,475	6,577
3	Credit Suisse AG	5.860%	5/29/49	6,200	5,828
	Credit Suisse New York	6.000%	2/15/18	14,175	15,286
	Credit Suisse New York	4.375%	8/5/20	10,750	10,518
	Deutsche Bank AG	6.000%	9/1/17	13,000	14,491
	Discover Bank	8.700%	11/18/19	2,350	2,828
	Discover Bank	7.000%	4/15/20	2,400	2,662
	Fifth Third Bancorp	5.450%	1/15/17	3,750	4,017
	Fifth Third Bancorp	4.500%	6/1/18	1,550	1,527
3	Fifth Third Capital Trust IV	6.500%	4/15/17	5,750	5,621
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,408
	Goldman Sachs Group Inc.	5.750%	10/1/16	2,750	2,993
	Goldman Sachs Group Inc.	5.625%	1/15/17	12,625	13,357
	Goldman Sachs Group Inc.	6.250%	9/1/17	14,825	16,247
	Goldman Sachs Group Inc.	5.950%	1/18/18	15,375	16,670
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	16,478
	Goldman Sachs Group Inc.	7.500%	2/15/19	5,875	6,815
	Goldman Sachs Group Inc.	5.375%	3/15/20	14,425	14,853
	Goldman Sachs Group Inc.	6.000%	6/15/20	9,500	10,200
2	HBOS plc	6.750%	5/21/18	925	892
	HSBC Bank USA NA	4.875%	8/24/20	2,975	2,976
	HSBC Holdings plc	5.100%	4/5/21	9,300	9,573
	HSBC USA Inc.	5.000%	9/27/20	6,500	6,396
	Huntington Bancshares Inc.	7.000%	12/15/20	1,175	1,315
	JPMorgan Chase & Co.	3.150%	7/5/16	250	251
	JPMorgan Chase & Co.	6.125%	6/27/17	3,900	4,352
	JPMorgan Chase & Co.	6.000%	1/15/18	16,925	18,935
	JPMorgan Chase & Co.	6.300%	4/23/19	18,525	20,800
	JPMorgan Chase & Co.	4.400%	7/22/20	11,725	11,536
	JPMorgan Chase & Co.	4.250%	10/15/20	23,325	22,887
	JPMorgan Chase & Co.	4.625%	5/10/21	2,500	2,511
	JPMorgan Chase Bank NA	6.000%	10/1/17	6,525	7,261
	KeyCorp	5.100%	3/24/21	2,300	2,330
	Lloyds TSB Bank plc	6.375%	1/21/21	14,725	15,317
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	741
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,950	2,071
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,253
3	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,384
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,075	7,232
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,750	10,612
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	35,218

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,405
	Morgan Stanley	5.750%	10/18/16	1,400	1,496
	Morgan Stanley	5.450%	1/9/17	7,325	7,712
	Morgan Stanley	5.550%	4/27/17	18,325	19,317
	Morgan Stanley	6.250%	8/28/17	12,000	12,973
	Morgan Stanley	5.950%	12/28/17	15,225	16,312
	Morgan Stanley	6.625%	4/1/18	13,325	14,654
	Morgan Stanley	7.300%	5/13/19	12,675	14,182
	Morgan Stanley	5.625%	9/23/19	13,200	13,473
	Morgan Stanley	5.500%	1/26/20	5,350	5,427
	Morgan Stanley	5.500%	7/24/20	4,625	4,701
	Morgan Stanley	5.750%	1/25/21	14,000	14,447
	National City Bank	5.800%	6/7/17	4,000	4,479
	National City Corp.	6.875%	5/15/19	1,700	1,960
	Northern Trust Co.	6.500%	8/15/18	1,275	1,469
	Northern Trust Corp.	3.450%	11/4/20	950	905
	PNC Bank NA	4.875%	9/21/17	2,950	3,162
	PNC Bank NA	6.000%	12/7/17	1,125	1,263
	PNC Funding Corp.	5.625%	2/1/17	7,625	8,345
	PNC Funding Corp.	6.700%	6/10/19	2,575	3,028
	PNC Funding Corp.	5.125%	2/8/20	5,975	6,339
	PNC Funding Corp.	4.375%	8/11/20	1,200	1,209
	Royal Bank of Scotland Group plc	4.700%	7/3/18	800	691
	Royal Bank of Scotland Group plc	6.400%	10/21/19	12,850	13,039
	Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,934
	Royal Bank of Scotland plc	5.625%	8/24/20	925	919
	Royal Bank of Scotland plc	6.125%	1/11/21	6,250	6,388
	Sovereign Bank	8.750%	5/30/18	2,825	3,250
2,3	Standard Chartered plc	6.409%	12/31/49	1,500	1,414
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,072
	State Street Corp.	4.956%	3/15/18	4,175	4,391
	State Street Corp.	4.375%	3/7/21	4,500	4,541
	SunTrust Bank	7.250%	3/15/18	3,550	4,078
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	2,132
	UBS AG	5.875%	7/15/16	4,300	4,658
	UBS AG	5.875%	12/20/17	14,775	16,179
	UBS AG	5.750%	4/25/18	15,475	16,786
	UBS AG	4.875%	8/4/20	8,375	8,532
	US Bancorp	4.125%	5/24/21	1,500	1,502
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,852
	Wachovia Corp.	5.625%	10/15/16	4,000	4,350
	Wachovia Corp.	5.750%	6/15/17	7,200	8,042
	Wachovia Corp.	5.750%	2/1/18	10,450	11,574
	Wells Fargo & Co.	5.625%	12/11/17	16,075	17,812
	Wells Fargo & Co.	4.600%	4/1/21	10,825	10,918
	Westpac Banking Corp.	4.875%	11/19/19	11,275	11,711
	Brokerage (0.4%)
	Ameriprise Financial Inc.	7.300%	6/28/19	600	720
	Ameriprise Financial Inc.	5.300%	3/15/20	2,250	2,400
	BlackRock Inc.	6.250%	9/15/17	2,950	3,419
	BlackRock Inc.	5.000%	12/10/19	3,900	4,142
	BlackRock Inc.	4.250%	5/24/21	2,200	2,150
	Charles Schwab Corp.	4.450%	7/22/20	4,050	4,113
	Franklin Resources Inc.	4.625%	5/20/20	2,250	2,334
	Jefferies Group Inc.	5.125%	4/13/18	8,300	8,258
	Jefferies Group Inc.	8.500%	7/15/19	1,325	1,569
	Lazard Group LLC	6.850%	6/15/17	5,525	6,073
	Nomura Holdings Inc.	6.700%	3/4/20	5,100	5,565
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,367
	Finance Companies (1.2%)
	Discover Financial Services	6.450%	6/12/17	3,500	3,873
3	GE Capital Trust I	6.375%	11/15/67	425	435
	General Electric Capital Corp.	5.400%	2/15/17	12,600	13,755

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.625%	9/15/17	2,450	2,697
	General Electric Capital Corp.	5.625%	5/1/18	37,875	41,469
	General Electric Capital Corp.	6.000%	8/7/19	6,925	7,638
	General Electric Capital Corp.	5.500%	1/8/20	4,475	4,798
	General Electric Capital Corp.	5.550%	5/4/20	3,025	3,238
	General Electric Capital Corp.	4.375%	9/16/20	8,425	8,303
	General Electric Capital Corp.	4.625%	1/7/21	1,800	1,805
	General Electric Capital Corp.	5.300%	2/11/21	7,150	7,439
3	General Electric Capital Corp.	6.375%	11/15/67	14,525	14,852
2	HSBC Finance Corp.	6.676%	1/15/21	15,409	15,853
	SLM Corp.	8.450%	6/15/18	11,375	12,257
	SLM Corp.	8.000%	3/25/20	5,250	5,637
	Insurance (2.1%)
	ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,669
	ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,053
	ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,155
	Aetna Inc.	6.500%	9/15/18	1,450	1,687
	Aetna Inc.	4.125%	6/1/21	3,025	2,978
	Aflac Inc.	8.500%	5/15/19	3,400	4,160
	Alleghany Corp.	5.625%	9/15/20	1,450	1,481
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	4,575	5,248
	Allstate Corp.	6.750%	5/15/18	1,000	1,165
3	Allstate Corp.	6.125%	5/15/67	2,575	2,524
	Alterra Finance LLC	6.250%	9/30/20	1,565	1,596
	American Financial Group Inc.	9.875%	6/15/19	2,625	3,256
	American International Group Inc.	5.600%	10/18/16	875	914
	American International Group Inc.	5.450%	5/18/17	6,425	6,709
	American International Group Inc.	5.850%	1/16/18	13,125	13,541
	American International Group Inc.	8.250%	8/15/18	8,620	9,988
	American International Group Inc.	6.400%	12/15/20	8,990	9,669
	AON Corp.	5.000%	9/30/20	1,100	1,127
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,110
	Axis Specialty Finance LLC	5.875%	6/1/20	4,975	5,080
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	5,979
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,575	2,611
	Chubb Corp.	5.750%	5/15/18	3,500	3,922
3	Chubb Corp.	6.375%	3/29/67	3,975	4,029
	CIGNA Corp.	5.125%	6/15/20	1,400	1,462
	CIGNA Corp.	4.375%	12/15/20	650	643
	CIGNA Corp.	4.500%	3/15/21	3,700	3,688
	CNA Financial Corp.	6.500%	8/15/16	3,400	3,792
	CNA Financial Corp.	7.350%	11/15/19	875	997
	CNA Financial Corp.	5.875%	8/15/20	1,800	1,871
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	3,222
	Coventry Health Care Inc.	5.450%	6/15/21	1,250	1,279
	Genworth Financial Inc.	8.625%	12/15/16	3,500	3,894
	Genworth Financial Inc.	7.700%	6/15/20	1,000	1,021
	Genworth Financial Inc.	7.200%	2/15/21	575	574
	Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,794
	Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,315
	Hartford Financial Services Group Inc.	6.000%	1/15/19	875	933
	Hartford Financial Services Group Inc.	5.500%	3/30/20	500	513
	HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,736
	Humana Inc.	7.200%	6/15/18	5,150	5,965
	Humana Inc.	6.300%	8/1/18	750	831
	Lincoln National Corp.	8.750%	7/1/19	4,125	5,189
	Lincoln National Corp.	6.250%	2/15/20	3,250	3,562
	Manulife Financial Corp.	4.900%	9/17/20	3,250	3,245
	Markel Corp.	7.125%	9/30/19	1,575	1,788
	Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,950	2,483
	MetLife Inc.	6.817%	8/15/18	5,500	6,406
	MetLife Inc.	7.717%	2/15/19	3,750	4,509
	MetLife Inc.	4.750%	2/8/21	2,500	2,525

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PartnerRe Finance B LLC	5.500%	6/1/20	4,700	4,773
	Principal Financial Group Inc.	8.875%	5/15/19	1,750	2,229
3	Progressive Corp.	6.700%	6/15/67	4,650	4,819
	Protective Life Corp.	7.375%	10/15/19	1,600	1,811
	Prudential Financial Inc.	6.100%	6/15/17	500	561
	Prudential Financial Inc.	6.000%	12/1/17	5,650	6,340
	Prudential Financial Inc.	7.375%	6/15/19	9,475	11,194
	Prudential Financial Inc.	5.375%	6/21/20	3,500	3,690
	Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,460
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	432
	Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,979
	Travelers Cos. Inc.	5.800%	5/15/18	1,975	2,190
	Travelers Cos. Inc.	5.900%	6/2/19	3,075	3,426
	UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,147
	UnitedHealth Group Inc.	6.000%	2/15/18	7,850	8,905
	Unum Group	7.125%	9/30/16	1,800	2,072
	Unum Group	5.625%	9/15/20	1,650	1,717
	WellPoint Inc.	5.250%	1/15/16	5,900	6,566
	WellPoint Inc.	5.875%	6/15/17	4,600	5,248
	WellPoint Inc.	4.350%	8/15/20	2,000	2,020
	Willis Group Holdings plc	5.750%	3/15/21	1,750	1,772
	Willis North America Inc.	6.200%	3/28/17	1,625	1,771
	Willis North America Inc.	7.000%	9/29/19	3,250	3,587
	WR Berkley Corp.	5.375%	9/15/20	2,250	2,259
	Other Finance (0.0%)
	NASDAQ OMX Group Inc.	5.550%	1/15/20	2,700	2,668
	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,768
	Real Estate Investment Trusts (1.1%)
	AvalonBay Communities Inc.	5.750%	9/15/16	1,750	1,965
	Boston Properties LP	5.875%	10/15/19	875	959
	Boston Properties LP	5.625%	11/15/20	4,775	5,117
	Boston Properties LP	4.125%	5/15/21	2,095	1,999
	Brandywine Operating Partnership LP	5.700%	5/1/17	3,025	3,220
	Camden Property Trust	5.700%	5/15/17	1,800	1,993
	CommonWealth REIT	6.250%	8/15/16	2,900	3,166
	CommonWealth REIT	6.250%	6/15/17	3,200	3,500
	Digital Realty Trust LP	5.250%	3/15/21	5,575	5,529
	Duke Realty LP	5.950%	2/15/17	4,975	5,440
	Duke Realty LP	8.250%	8/15/19	1,125	1,359
	Duke Realty LP	6.750%	3/15/20	350	392
	ERP Operating LP	5.375%	8/1/16	475	520
	ERP Operating LP	5.750%	6/15/17	1,675	1,862
	ERP Operating LP	4.750%	7/15/20	2,250	2,275
	HCP Inc.	6.300%	9/15/16	275	307
	HCP Inc.	6.000%	1/30/17	2,875	3,156
	HCP Inc.	6.700%	1/30/18	4,500	5,028
	HCP Inc.	5.375%	2/1/21	7,625	7,835
	Health Care REIT Inc.	4.700%	9/15/17	1,850	1,897
	Health Care REIT Inc.	6.125%	4/15/20	2,250	2,403
	Health Care REIT Inc.	4.950%	1/15/21	1,200	1,179
	Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,338
	Hospitality Properties Trust	5.625%	3/15/17	3,150	3,267
	Kilroy Realty LP	4.800%	7/15/18	2,950	2,905
	Kimco Realty Corp.	6.875%	10/1/19	2,957	3,377
	Liberty Property LP	5.500%	12/15/16	113	123
	Liberty Property LP	4.750%	10/1/20	2,410	2,406
	Mack-Cali Realty LP	7.750%	8/15/19	975	1,172
	National Retail Properties Inc.	6.875%	10/15/17	3,000	3,346
	ProLogis LP	4.500%	8/15/17	1,200	1,202
	ProLogis LP	7.375%	10/30/19	2,600	2,965
	ProLogis LP	6.625%	12/1/19	2,225	2,427
	ProLogis LP	6.875%	3/15/20	5,300	5,856
	Realty Income Corp.	5.950%	9/15/16	1,000	1,108

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Realty Income Corp.	6.750%	8/15/19	3,150	3,590
	Realty Income Corp.	5.750%	1/15/21	1,000	1,055
	Regency Centers LP	5.875%	6/15/17	3,000	3,310
	Simon Property Group LP	5.250%	12/1/16	8,675	9,492
	Simon Property Group LP	6.125%	5/30/18	3,225	3,616
	Simon Property Group LP	5.650%	2/1/20	8,600	9,297
	UDR Inc.	4.250%	6/1/18	850	840
	Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,650	2,580
					1,632,390
Industrial (19.6%)
	Basic Industry (2.3%)
	Agrium Inc.	6.750%	1/15/19	1,750	2,048
	Albemarle Corp.	4.500%	12/15/20	1,050	1,052
	Alcoa Inc.	5.550%	2/1/17	4,850	5,187
	Alcoa Inc.	6.750%	7/15/18	9,800	10,836
	Alcoa Inc.	6.150%	8/15/20	3,250	3,428
	Alcoa Inc.	5.400%	4/15/21	7,025	7,030
	Allegheny Technologies Inc.	5.950%	1/15/21	2,735	2,909
	AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,600	2,555
	ArcelorMittal	6.125%	6/1/18	7,025	7,479
	ArcelorMittal	9.850%	6/1/19	7,250	9,185
	ArcelorMittal	5.250%	8/5/20	325	316
	ArcelorMittal	5.500%	3/1/21	9,975	9,960
	Barrick Gold Corp.	6.950%	4/1/19	5,100	6,048
	Barrick North America Finance LLC	6.800%	9/15/18	2,150	2,526
2	Barrick North America Finance LLC	4.400%	5/30/21	3,575	3,555
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	2,300	2,604
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	9,150	10,955
	Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,298
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,253
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,509
	Cliffs Natural Resources Inc.	5.900%	3/15/20	1,525	1,651
	Cliffs Natural Resources Inc.	4.875%	4/1/21	5,150	5,152
	Commercial Metals Co.	6.500%	7/15/17	1,650	1,766
	Commercial Metals Co.	7.350%	8/15/18	2,175	2,327
	Cytec Industries Inc.	8.950%	7/1/17	1,750	2,171
	Dow Chemical Co.	4.250%	11/15/20	19,975	19,567
	Eastman Chemical Co.	5.500%	11/15/19	650	698
	Eastman Chemical Co.	4.500%	1/15/21	1,000	997
	EI du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,694
	EI du Pont de Nemours & Co.	6.000%	7/15/18	6,075	6,998
	EI du Pont de Nemours & Co.	4.625%	1/15/20	4,450	4,676
	EI du Pont de Nemours & Co.	4.250%	4/1/21	350	355
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	12,025	13,122
	International Paper Co.	7.950%	6/15/18	7,200	8,549
	International Paper Co.	9.375%	5/15/19	3,775	4,817
	International Paper Co.	7.500%	8/15/21	2,000	2,334
	Lubrizol Corp.	8.875%	2/1/19	850	1,102
	Monsanto Co.	5.125%	4/15/18	925	1,024
2	Mosaic Co.	7.625%	12/1/16	4,000	4,270
	Newmont Mining Corp.	5.125%	10/1/19	4,025	4,305
	Nucor Corp.	5.750%	12/1/17	825	953
	Nucor Corp.	5.850%	6/1/18	3,275	3,743
	Plum Creek Timberlands LP	4.700%	3/15/21	950	939
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	7,206
	PPG Industries Inc.	6.650%	3/15/18	3,425	4,030
	PPG Industries Inc.	3.600%	11/15/20	3,500	3,386
	Praxair Inc.	5.375%	11/1/16	700	800
	Praxair Inc.	5.200%	3/15/17	1,500	1,695
	Praxair Inc.	4.500%	8/15/19	2,450	2,602
	Reliance Steel & Aluminum Co.	6.200%	11/15/16	650	717
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,650	18,266
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,125	4,136

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,650	2,619
Rohm & Haas Co.	6.000%	9/15/17	5,825	6,584
RPM International Inc.	6.125%	10/15/19	2,575	2,757
Sigma-Aldrich Corp.	3.375%	11/1/20	550	526
Southern Copper Corp.	5.375%	4/16/20	1,725	1,767
Teck Resources Ltd.	3.150%	1/15/17	1,850	1,852
Teck Resources Ltd.	10.750%	5/15/19	7,250	9,153
Vale Overseas Ltd.	6.250%	1/23/17	2,750	3,091
Vale Overseas Ltd.	5.625%	9/15/19	4,350	4,621
Vale Overseas Ltd.	4.625%	9/15/20	7,300	7,188
Valspar Corp.	7.250%	6/15/19	1,275	1,487
Capital Goods (2.1%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,781
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,437
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,646
Black & Decker Corp.	5.750%	11/15/16	1,925	2,194
Boeing Co.	6.000%	3/15/19	6,975	8,091
Boeing Co.	4.875%	2/15/20	850	917
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,550	8,518
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,271
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,250	8,939
Caterpillar Inc.	3.900%	5/27/21	3,625	3,619
Cooper US Inc.	3.875%	12/15/20	1,000	991
CRH America Inc.	6.000%	9/30/16	8,375	9,167
CRH America Inc.	8.125%	7/15/18	4,425	5,230
Danaher Corp.	5.625%	1/15/18	1,200	1,361
Danaher Corp.	5.400%	3/1/19	1,300	1,450
Danaher Corp.	3.900%	6/23/21	4,000	3,984
Deere & Co.	4.375%	10/16/19	700	738
Dover Corp.	5.450%	3/15/18	900	1,010
Eaton Corp.	5.600%	5/15/18	3,825	4,269
Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,705
Embraer Overseas Ltd.	6.375%	1/15/20	2,800	3,029
Emerson Electric Co.	5.125%	12/1/16	375	426
Emerson Electric Co.	5.375%	10/15/17	5,000	5,681
Emerson Electric Co.	5.250%	10/15/18	850	945
Emerson Electric Co.	4.875%	10/15/19	1,450	1,579
General Electric Co.	5.250%	12/6/17	20,225	22,427
Goodrich Corp.	6.125%	3/1/19	3,472	3,942
Goodrich Corp.	4.875%	3/1/20	2,000	2,099
Goodrich Corp.	3.600%	2/1/21	1,050	997
Harsco Corp.	5.750%	5/15/18	4,550	5,046
Honeywell International Inc.	5.300%	3/15/17	1,000	1,135
Honeywell International Inc.	5.300%	3/1/18	4,025	4,523
Honeywell International Inc.	5.000%	2/15/19	3,250	3,569
Honeywell International Inc.	4.250%	3/1/21	2,000	2,061
Illinois Tool Works Inc.	6.250%	4/1/19	5,900	6,961
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,192
John Deere Capital Corp.	5.500%	4/13/17	2,300	2,634
John Deere Capital Corp.	5.750%	9/10/18	7,800	8,921
Joy Global Inc.	6.000%	11/15/16	1,275	1,431
L-3 Communications Corp.	5.200%	10/15/19	4,075	4,208
L-3 Communications Corp.	4.750%	7/15/20	2,700	2,665
L-3 Communications Corp.	4.950%	2/15/21	8,225	8,188
Lafarge SA	6.500%	7/15/16	6,500	7,015
Lockheed Martin Corp.	4.250%	11/15/19	2,450	2,505
Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,271
Northrop Grumman Corp.	3.500%	3/15/21	5,750	5,437
Owens Corning	6.500%	12/1/16	4,850	5,267
Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,268
Raytheon Co.	6.400%	12/15/18	500	589
Raytheon Co.	4.400%	2/15/20	1,225	1,265
Raytheon Co.	3.125%	10/15/20	4,800	4,481

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic Services Inc.	3.800%	5/15/18	425	424
	Republic Services Inc.	5.500%	9/15/19	1,825	1,981
	Republic Services Inc.	5.000%	3/1/20	6,025	6,336
	Republic Services Inc.	5.250%	11/15/21	875	920
	Rockwell Collins Inc.	5.250%	7/15/19	650	711
	Roper Industries Inc.	6.250%	9/1/19	2,900	3,281
	Textron Inc.	5.600%	12/1/17	2,700	2,887
	Tyco International Finance SA	3.750%	1/15/18	2,175	2,191
	Tyco International Finance SA	8.500%	1/15/19	3,650	4,611
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	850	1,006
	United Technologies Corp.	5.375%	12/15/17	3,850	4,416
	United Technologies Corp.	6.125%	2/1/19	8,000	9,345
	United Technologies Corp.	4.500%	4/15/20	2,350	2,477
	Waste Management Inc.	6.375%	11/15/12	1,000	1,073
	Waste Management Inc.	7.375%	3/11/19	1,450	1,759
	Waste Management Inc.	4.750%	6/30/20	4,350	4,511
	Waste Management Inc.	4.600%	3/1/21	1,400	1,425
	Communication (3.1%)
	America Movil SAB de CV	5.000%	10/16/19	7,500	7,798
	America Movil SAB de CV	5.000%	3/30/20	6,800	7,105
	American Tower Corp.	4.500%	1/15/18	5,000	4,985
	American Tower Corp.	5.050%	9/1/20	8,000	7,800
	AT&T Inc.	5.500%	2/1/18	12,350	13,758
	AT&T Inc.	5.600%	5/15/18	4,450	4,967
	AT&T Inc.	5.800%	2/15/19	11,175	12,608
	AT&T Inc.	4.450%	5/15/21	2,075	2,096
	BellSouth Corp.	5.200%	12/15/16	1,025	1,155
	British Telecommunications plc	5.950%	1/15/18	4,575	5,009
	CBS Corp.	8.875%	5/15/19	6,350	8,065
	CBS Corp.	5.750%	4/15/20	220	237
	CBS Corp.	4.300%	2/15/21	3,300	3,199
	Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	10,950	14,186
	CenturyLink Inc.	6.000%	4/1/17	2,475	2,564
	CenturyLink Inc.	6.150%	9/15/19	500	497
	CenturyLink Inc.	6.450%	6/15/21	2,575	2,562
	Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,158
	Comcast Corp.	6.500%	1/15/17	1,575	1,828
	Comcast Corp.	6.300%	11/15/17	7,125	8,214
	Comcast Corp.	5.875%	2/15/18	5,375	6,035
	Comcast Corp.	5.700%	5/15/18	3,600	4,009
	Comcast Corp.	5.700%	7/1/19	1,075	1,194
	Comcast Corp.	5.150%	3/1/20	9,250	9,924
	Deutsche Telekom International Finance BV	6.750%	8/20/18	4,250	5,020
	Deutsche Telekom International Finance BV	6.000%	7/8/19	4,125	4,707
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	4,150	4,605
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	8,000	8,417
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	6,000	6,176
	Discovery Communications LLC	5.050%	6/1/20	6,300	6,680
	Discovery Communications LLC	4.375%	6/15/21	2,150	2,130
	France Telecom SA	5.375%	7/8/19	5,100	5,691
	GTE Corp.	6.840%	4/15/18	1,000	1,165
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,288
2	NBCUniversal Media LLC	5.150%	4/30/20	11,625	12,239
2	NBCUniversal Media LLC	4.375%	4/1/21	5,390	5,296
	News America Inc.	6.900%	3/1/19	10,800	12,561
2	News America Inc.	4.500%	2/15/21	2,500	2,477
	Omnicom Group Inc.	4.450%	8/15/20	3,000	2,956
	Qwest Corp.	6.500%	6/1/17	4,000	4,280
	Reed Elsevier Capital Inc.	8.625%	1/15/19	4,100	5,197
	Rogers Communications Inc.	6.800%	8/15/18	4,465	5,271
	Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,838
	Telecom Italia Capital SA	7.175%	6/18/19	7,500	8,240
	Telefonica Emisiones SAU	5.877%	7/15/19	2,000	2,105

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Telefonica Emisiones SAU	5.134%	4/27/20	2,600	2,593
	Telefonica Emisiones SAU	5.462%	2/16/21	12,000	12,172
	Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,605
	Thomson Reuters Corp.	4.700%	10/15/19	1,000	1,051
	Time Warner Cable Inc.	5.850%	5/1/17	15,625	17,499
	Time Warner Cable Inc.	6.750%	7/1/18	11,900	13,784
	Time Warner Cable Inc.	8.750%	2/14/19	1,575	2,003
	Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,816
	Time Warner Cable Inc.	5.000%	2/1/20	6,125	6,332
	Verizon Communications Inc.	5.500%	2/15/18	10,725	11,947
	Verizon Communications Inc.	6.100%	4/15/18	2,250	2,583
	Verizon Communications Inc.	8.750%	11/1/18	11,075	14,474
	Verizon Communications Inc.	6.350%	4/1/19	7,500	8,717
	Verizon Communications Inc.	4.600%	4/1/21	10,325	10,553
2	Virgin Media Secured Finance plc	5.250%	1/15/21	3,000	3,095
	Vodafone Group plc	5.625%	2/27/17	7,150	8,007
	Vodafone Group plc	4.625%	7/15/18	1,000	1,052
	Vodafone Group plc	5.450%	6/10/19	2,400	2,669
	Washington Post Co.	7.250%	2/1/19	1,075	1,233
	Consumer Cyclical (2.0%)
	AutoZone Inc.	7.125%	8/1/18	2,050	2,411
	AutoZone Inc.	4.000%	11/15/20	700	666
	Best Buy Co. Inc.	5.500%	3/15/21	3,150	3,092
	BorgWarner Inc.	4.625%	9/15/20	950	965
	Costco Wholesale Corp.	5.500%	3/15/17	4,675	5,423
	CVS Caremark Corp.	6.125%	8/15/16	650	748
	CVS Caremark Corp.	5.750%	6/1/17	13,600	15,311
	CVS Caremark Corp.	6.600%	3/15/19	4,600	5,342
	Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,605
	eBay Inc.	3.250%	10/15/20	2,175	2,018
	Expedia Inc.	5.950%	8/15/20	9,275	9,002
	Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,412
	Gap Inc.	5.950%	4/12/21	4,200	4,088
	Home Depot Inc.	3.950%	9/15/20	400	395
	Home Depot Inc.	4.400%	4/1/21	8,350	8,389
	International Game Technology	7.500%	6/15/19	2,100	2,407
	International Game Technology	5.500%	6/15/20	650	668
	Johnson Controls Inc.	5.000%	3/30/20	2,850	3,026
	Johnson Controls Inc.	4.250%	3/1/21	650	646
	Kohl's Corp.	6.250%	12/15/17	4,000	4,659
	Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,211
	Lowe's Cos. Inc.	6.100%	9/15/17	600	702
	Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,596
	Lowe's Cos. Inc.	3.750%	4/15/21	500	490
	Macy's Retail Holdings Inc.	5.900%	12/1/16	5,450	6,118
	Marriott International Inc.	6.375%	6/15/17	2,450	2,814
	McDonald's Corp.	5.300%	3/15/17	750	859
	McDonald's Corp.	5.800%	10/15/17	3,950	4,632
	McDonald's Corp.	5.350%	3/1/18	4,775	5,435
	McDonald's Corp.	5.000%	2/1/19	725	802
	Nordstrom Inc.	6.250%	1/15/18	2,700	3,118
	Nordstrom Inc.	4.750%	5/1/20	4,150	4,357
	O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,829
	Target Corp.	5.875%	7/15/16	5,375	6,274
	Target Corp.	6.000%	1/15/18	5,375	6,207
	Target Corp.	3.875%	7/15/20	6,600	6,588
	Time Warner Inc.	5.875%	11/15/16	9,600	10,895
	Time Warner Inc.	4.875%	3/15/20	5,400	5,584
	Time Warner Inc.	4.700%	1/15/21	3,000	3,046
	Time Warner Inc.	4.750%	3/29/21	5,575	5,653
	TJX Cos. Inc.	6.950%	4/15/19	4,325	5,212
	Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,423
	Toyota Motor Credit Corp.	4.250%	1/11/21	1,475	1,498

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
VF Corp.	5.950%	11/1/17	1,125	1,299
Viacom Inc.	3.500%	4/1/17	5,350	5,430
Viacom Inc.	6.125%	10/5/17	50	57
Viacom Inc.	5.625%	9/15/19	7,175	7,946
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	2,942
Wal-Mart Stores Inc.	5.800%	2/15/18	7,125	8,202
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	4,733
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	10,393
Wal-Mart Stores Inc.	4.250%	4/15/21	3,050	3,109
Walgreen Co.	5.250%	1/15/19	5,550	6,200
Walt Disney Co.	5.625%	9/15/16	3,500	4,048
Walt Disney Co.	5.875%	12/15/17	2,600	3,035
Walt Disney Co.	3.750%	6/1/21	600	599
Western Union Co.	5.930%	10/1/16	3,800	4,277
Yum! Brands Inc.	6.250%	3/15/18	7,125	8,170
Consumer Noncyclical (5.1%)
Abbott Laboratories	5.600%	11/30/17	5,000	5,796
Abbott Laboratories	5.125%	4/1/19	5,200	5,717
Abbott Laboratories	4.125%	5/27/20	4,225	4,309
Allergan Inc.	3.375%	9/15/20	3,000	2,864
Altria Group Inc.	9.700%	11/10/18	20,300	26,690
Altria Group Inc.	9.250%	8/6/19	3,800	4,946
Altria Group Inc.	4.750%	5/5/21	8,700	8,680
Amgen Inc.	5.850%	6/1/17	8,675	9,998
Amgen Inc.	5.700%	2/1/19	3,025	3,404
Amgen Inc.	3.450%	10/1/20	6,425	6,116
Amgen Inc.	4.100%	6/15/21	2,100	2,075
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,100	4,650
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	3,900	4,349
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,075	7,647
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	7,681
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	14,650	16,149
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	3,012
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,200
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,747
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,050	2,319
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,625	4,831
AstraZeneca plc	5.900%	9/15/17	7,625	8,889
Avon Products Inc.	5.750%	3/1/18	1,856	2,062
Avon Products Inc.	6.500%	3/1/19	385	440
Baxter International Inc.	5.900%	9/1/16	2,600	3,045
Baxter International Inc.	5.375%	6/1/18	3,500	3,936
Baxter International Inc.	4.250%	3/15/20	3,000	3,097
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,247
Becton Dickinson and Co.	3.250%	11/12/20	1,500	1,425
Biogen Idec Inc.	6.875%	3/1/18	1,950	2,272
Bottling Group LLC	5.125%	1/15/19	6,400	7,065
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,425	1,604
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	8,958
Campbell Soup Co.	3.050%	7/15/17	1,850	1,891
Campbell Soup Co.	4.250%	4/15/21	1,550	1,579
Cardinal Health Inc.	4.625%	12/15/20	3,125	3,169
CareFusion Corp.	6.375%	8/1/19	2,750	3,102
Celgene Corp.	3.950%	10/15/20	925	894
Clorox Co.	5.950%	10/15/17	4,000	4,577
Coca-Cola Co.	5.350%	11/15/17	4,925	5,692
Coca-Cola Co.	4.875%	3/15/19	2,400	2,645
Coca-Cola Co.	3.150%	11/15/20	6,500	6,244
Coca-Cola Enterprises Inc.	3.500%	9/15/20	1,600	1,532
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,114
Colgate-Palmolive Co.	2.625%	5/1/17	3,060	3,089
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,660
ConAgra Foods Inc.	7.000%	4/15/19	500	570

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Corn Products International Inc.	4.625%	11/1/20	650	656
	Covidien International Finance SA	6.000%	10/15/17	7,925	9,231
	CR Bard Inc.	4.400%	1/15/21	2,000	2,060
	Delhaize Group SA	6.500%	6/15/17	2,800	3,223
	Diageo Capital plc	5.500%	9/30/16	4,500	5,092
	Diageo Capital plc	5.750%	10/23/17	4,800	5,514
	Diageo Capital plc	4.828%	7/15/20	975	1,024
	Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,054
	Eli Lilly & Co.	5.200%	3/15/17	4,925	5,576
2	Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,288
	Express Scripts Inc.	7.250%	6/15/19	2,050	2,450
	General Mills Inc.	5.700%	2/15/17	5,750	6,584
	General Mills Inc.	5.650%	2/15/19	5,775	6,516
	Gilead Sciences Inc.	4.500%	4/1/21	4,300	4,293
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,550	16,519
	Hasbro Inc.	6.300%	9/15/17	2,175	2,456
	Hershey Co.	5.450%	9/1/16	2,100	2,397
	Hormel Foods Corp.	4.125%	4/15/21	875	893
	Hospira Inc.	6.050%	3/30/17	2,000	2,265
	Johnson & Johnson	5.550%	8/15/17	550	638
	Johnson & Johnson	5.150%	7/15/18	7,325	8,281
	Johnson & Johnson	2.950%	9/1/20	2,000	1,919
	Kellogg Co.	3.250%	5/21/18	1,325	1,327
	Kellogg Co.	4.150%	11/15/19	4,350	4,468
	Kellogg Co.	4.000%	12/15/20	4,275	4,249
	Kimberly-Clark Corp.	6.125%	8/1/17	7,000	8,265
	Kimberly-Clark Corp.	6.250%	7/15/18	675	793
	Kimberly-Clark Corp.	3.625%	8/1/20	1,000	993
	Kimberly-Clark Corp.	3.875%	3/1/21	2,000	2,025
	Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	9,820
	Kraft Foods Inc.	6.500%	8/11/17	13,450	15,736
	Kraft Foods Inc.	6.125%	2/1/18	5,150	5,931
	Kraft Foods Inc.	6.125%	8/23/18	700	799
	Kraft Foods Inc.	5.375%	2/10/20	20,100	21,956
	Kroger Co.	6.400%	8/15/17	2,350	2,750
	Kroger Co.	6.150%	1/15/20	5,369	6,179
	Laboratory Corp. of America Holdings	4.625%	11/15/20	3,000	3,044
	Life Technologies Corp.	6.000%	3/1/20	3,150	3,420
	Life Technologies Corp.	5.000%	1/15/21	3,875	3,904
	Lorillard Tobacco Co.	8.125%	6/23/19	4,425	5,160
	Lorillard Tobacco Co.	6.875%	5/1/20	3,825	4,127
	McKesson Corp.	5.700%	3/1/17	1,000	1,131
	McKesson Corp.	7.500%	2/15/19	1,825	2,238
	McKesson Corp.	4.750%	3/1/21	7,125	7,405
	Mead Johnson Nutrition Co.	4.900%	11/1/19	2,475	2,610
	Medco Health Solutions Inc.	7.125%	3/15/18	9,800	11,444
	Medtronic Inc.	5.600%	3/15/19	1,525	1,734
	Medtronic Inc.	4.450%	3/15/20	4,075	4,254
	Merck & Co. Inc.	6.000%	9/15/17	1,925	2,257
	Merck & Co. Inc.	5.000%	6/30/19	5,525	6,090
	Merck & Co. Inc.	3.875%	1/15/21	8,000	7,953
	Novant Health Inc.	5.850%	11/1/19	1,300	1,400
	Novartis Capital Corp.	4.400%	4/24/20	3,300	3,480
	Novartis Securities Investment Ltd.	5.125%	2/10/19	13,625	15,071
	PepsiAmericas Inc.	5.000%	5/15/17	750	844
	PepsiCo Inc.	5.000%	6/1/18	9,200	10,225
	PepsiCo Inc.	7.900%	11/1/18	8,700	11,185
	PepsiCo Inc.	4.500%	1/15/20	1,900	2,010
	PepsiCo Inc.	3.125%	11/1/20	2,000	1,875
	Pfizer Inc.	6.200%	3/15/19	20,600	24,110
	Philip Morris International Inc.	5.650%	5/16/18	16,375	18,432
	Procter & Gamble Co.	4.700%	2/15/19	6,350	6,953
	Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,526
	Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,134

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Quest Diagnostics Inc.	4.700%	4/1/21	1,000	1,022
Reynolds American Inc.	6.750%	6/15/17	6,500	7,507
Safeway Inc.	6.350%	8/15/17	3,400	3,882
Safeway Inc.	5.000%	8/15/19	2,750	2,873
Safeway Inc.	3.950%	8/15/20	1,500	1,458
Sanofi	4.000%	3/29/21	12,100	12,004
Sara Lee Corp.	4.100%	9/15/20	325	308
St. Jude Medical Inc.	4.875%	7/15/19	2,757	2,960
Stryker Corp.	4.375%	1/15/20	1,950	2,041
Sysco Corp.	5.250%	2/12/18	2,500	2,761
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	680
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	1,909
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,702
Unilever Capital Corp.	4.250%	2/10/21	3,000	3,110
UST LLC	5.750%	3/1/18	975	1,055
Wyeth	5.450%	4/1/17	1,725	1,973
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,313
Energy (2.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	12,000	13,426
Anadarko Petroleum Corp.	6.375%	9/15/17	8,200	9,384
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,153
Apache Corp.	5.625%	1/15/17	625	719
Apache Corp.	6.900%	9/15/18	3,800	4,591
Apache Corp.	3.625%	2/1/21	1,900	1,844
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,786
BJ Services Co.	6.000%	6/1/18	1,225	1,426
BP Capital Markets plc	4.750%	3/10/19	4,675	4,905
BP Capital Markets plc	4.500%	10/1/20	5,780	5,859
BP Capital Markets plc	4.742%	3/11/21	7,400	7,539
Cameron International Corp.	6.375%	7/15/18	1,600	1,828
Cameron International Corp.	4.500%	6/1/21	650	643
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,622
Canadian Natural Resources Ltd.	5.700%	5/15/17	2,825	3,210
Cenovus Energy Inc.	5.700%	10/15/19	5,300	6,001
Chevron Corp.	4.950%	3/3/19	6,300	7,007
ConocoPhillips	5.750%	2/1/19	10,875	12,498
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,825	11,349
Devon Energy Corp.	6.300%	1/15/19	2,875	3,370
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,171
Encana Corp.	5.900%	12/1/17	4,225	4,780
Ensco plc	4.700%	3/15/21	5,150	5,178
EOG Resources Inc.	5.875%	9/15/17	2,300	2,632
EOG Resources Inc.	6.875%	10/1/18	4,525	5,414
EOG Resources Inc.	4.400%	6/1/20	1,200	1,231
EOG Resources Inc.	4.100%	2/1/21	2,700	2,668
Halliburton Co.	6.150%	9/15/19	4,300	4,983
Hess Corp.	8.125%	2/15/19	3,925	4,957
Husky Energy Inc.	6.150%	6/15/19	510	569
Husky Energy Inc.	7.250%	12/15/19	3,895	4,650
Marathon Oil Corp.	6.000%	10/1/17	8,775	10,068
Marathon Oil Corp.	5.900%	3/15/18	137	155
Nabors Industries Inc.	6.150%	2/15/18	5,475	6,062
Nabors Industries Inc.	9.250%	1/15/19	4,800	6,070
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,469
Nexen Inc.	6.200%	7/30/19	2,000	2,239
Noble Energy Inc.	8.250%	3/1/19	4,000	5,099
Noble Holding International Ltd.	4.900%	8/1/20	4,400	4,573
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,826
Occidental Petroleum Corp.	4.100%	2/1/21	4,000	4,096
Petro-Canada	6.050%	5/15/18	7,350	8,302
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,566
Shell International Finance BV	5.200%	3/22/17	2,775	3,145
Shell International Finance BV	4.300%	9/22/19	12,775	13,434

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Shell International Finance BV	4.375%	3/25/20	1,400	1,470
	Statoil ASA	3.125%	8/17/17	3,800	3,824
	Statoil ASA	5.250%	4/15/19	7,825	8,655
	Suncor Energy Inc.	6.100%	6/1/18	3,575	4,065
	Sunoco Inc.	5.750%	1/15/17	2,075	2,229
	Talisman Energy Inc.	7.750%	6/1/19	3,875	4,722
	Total Capital SA	4.450%	6/24/20	4,750	4,939
	Total Capital SA	4.125%	1/28/21	6,000	6,059
	Transocean Inc.	4.950%	11/15/15	225	243
	Transocean Inc.	6.000%	3/15/18	6,750	7,436
	Transocean Inc.	6.500%	11/15/20	2,500	2,783
	Valero Energy Corp.	6.125%	6/15/17	6,000	6,804
	Valero Energy Corp.	9.375%	3/15/19	4,000	5,100
	Valero Energy Corp.	6.125%	2/1/20	3,700	4,049
	Weatherford International Inc.	6.350%	6/15/17	2,035	2,310
	Weatherford International Ltd.	6.000%	3/15/18	3,575	3,921
	Weatherford International Ltd.	9.625%	3/1/19	7,550	9,764
	Weatherford International Ltd.	5.125%	9/15/20	900	917
	XTO Energy Inc.	6.250%	8/1/17	3,125	3,775
	XTO Energy Inc.	5.500%	6/15/18	2,875	3,309
	Other Industrial (0.0%)
	Cintas Corp. No 2	6.125%	12/1/17	1,300	1,508
	Cornell University New York Revenue	5.450%	2/1/19	1,350	1,519
	Technology (1.6%)
	Adobe Systems Inc.	4.750%	2/1/20	4,175	4,309
	Agilent Technologies Inc.	6.500%	11/1/17	4,725	5,433
	Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,140
	Applied Materials Inc.	4.300%	6/15/21	3,325	3,330
	Avnet Inc.	6.625%	9/15/16	3,000	3,384
	BMC Software Inc.	7.250%	6/1/18	1,550	1,782
	CA Inc.	5.375%	12/1/19	3,450	3,674
	Cisco Systems Inc.	3.150%	3/14/17	1,725	1,756
	Cisco Systems Inc.	4.950%	2/15/19	8,892	9,605
	Cisco Systems Inc.	4.450%	1/15/20	12,375	12,829
	Computer Sciences Corp.	6.500%	3/15/18	3,900	4,181
	Corning Inc.	6.625%	5/15/19	950	1,106
	Corning Inc.	4.250%	8/15/20	1,447	1,451
	Dell Inc.	5.650%	4/15/18	2,500	2,779
	Dell Inc.	5.875%	6/15/19	3,675	4,129
	Equifax Inc.	6.300%	7/1/17	1,300	1,441
	Fiserv Inc.	6.800%	11/20/17	3,150	3,626
	Fiserv Inc.	4.750%	6/15/21	2,000	1,978
	Google Inc.	3.625%	5/19/21	2,600	2,542
	Harris Corp.	5.950%	12/1/17	775	868
	Harris Corp.	6.375%	6/15/19	1,425	1,630
	Harris Corp.	4.400%	12/15/20	1,800	1,801
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	3,109
	Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,374
	Hewlett-Packard Co.	3.750%	12/1/20	6,800	6,601
	Hewlett-Packard Co.	4.300%	6/1/21	2,000	2,019
	International Business Machines Corp.	5.700%	9/14/17	25,725	29,873
	Intuit Inc.	5.750%	3/15/17	1,025	1,150
	Juniper Networks Inc.	4.600%	3/15/21	725	741
	Lexmark International Inc.	6.650%	6/1/18	2,975	3,231
	Microsoft Corp.	4.200%	6/1/19	7,375	7,745
	Motorola Solutions Inc.	6.000%	11/15/17	3,725	4,222
	Nokia Oyj	5.375%	5/15/19	7,425	7,128
	Oracle Corp.	5.750%	4/15/18	6,600	7,570
	Oracle Corp.	5.000%	7/8/19	6,825	7,460
2	Oracle Corp.	3.875%	7/15/20	8,440	8,393
	Pitney Bowes Inc.	5.750%	9/15/17	1,800	1,973
	Pitney Bowes Inc.	4.750%	5/15/18	1,625	1,658
2	SAIC Inc.	4.450%	12/1/20	1,200	1,235

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Symantec Corp.	4.200%	9/15/20	1,800	1,737
	Tyco Electronics Group SA	6.550%	10/1/17	4,250	4,994
	Xerox Corp.	6.750%	2/1/17	1,650	1,926
	Xerox Corp.	6.350%	5/15/18	10,375	11,858
	Xerox Corp.	5.625%	12/15/19	2,775	3,029
	Transportation (0.9%)
3	American Airlines 2011-1 Class A Pass Through Trust	5.250%	1/31/21	650	635
3	American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	3,134	3,620
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,150	4,709
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,105
	Canadian National Railway Co.	5.850%	11/15/17	500	583
	Canadian National Railway Co.	5.550%	5/15/18	900	1,019
	Canadian National Railway Co.	5.550%	3/1/19	2,000	2,265
	Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,799
	Con-way Inc.	7.250%	1/15/18	3,400	3,742
3	Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	1,329	1,405
3	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	1,346	1,420
3	Continental Airlines 2009-1 Pass Through Trust	9.000%	7/8/16	376	429
3	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	4,284	4,594
3	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	1/12/21	2,500	2,425
	CSX Corp.	5.600%	5/1/17	3,850	4,287
	CSX Corp.	7.900%	5/1/17	282	346
	CSX Corp.	6.250%	3/15/18	7,025	8,092
	CSX Corp.	7.375%	2/1/19	725	881
	CSX Corp.	4.250%	6/1/21	2,025	2,014
	CSX Corp.	6.220%	4/30/40	393	422
3	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	2,057	2,242
3	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	7/2/18	2,866	2,988
3	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,376	3,367
	FedEx Corp.	8.000%	1/15/19	1,515	1,897
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,975
	Norfolk Southern Corp.	5.750%	4/1/18	2,375	2,686
	Norfolk Southern Corp.	5.900%	6/15/19	6,900	7,926
	Norfolk Southern Railway Co.	9.750%	6/15/20	411	569
	Ryder System Inc.	5.850%	11/1/16	1,000	1,121
	Ryder System Inc.	3.500%	6/1/17	1,325	1,331
	Southwest Airlines Co.	5.750%	12/15/16	1,300	1,434
	Southwest Airlines Co.	5.125%	3/1/17	650	694
	Union Pacific Corp.	5.700%	8/15/18	3,825	4,356
2	Union Pacific Corp.	4.163%	7/15/22	4,596	4,634
	United Parcel Service Inc.	5.500%	1/15/18	3,100	3,523
	United Parcel Service Inc.	5.125%	4/1/19	2,200	2,472
	United Parcel Service Inc.	3.125%	1/15/21	6,700	6,383
	United Parcel Service of America Inc.	8.375%	4/1/20	500	670
					2,364,918
Utilities (4.1%)
	Electric (2.5%)
	Alabama Power Co.	5.500%	10/15/17	1,925	2,195
	Ameren Illinois Co.	6.125%	11/15/17	3,100	3,541
	Ameren Illinois Co.	6.250%	4/1/18	2,000	2,230
	Ameren Illinois Co.	9.750%	11/15/18	3,300	4,312
	American Water Capital Corp.	6.085%	10/15/17	3,025	3,484
	Appalachian Power Co.	7.950%	1/15/20	675	849
	Appalachian Power Co.	4.600%	3/30/21	550	553
	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,584
	Carolina Power & Light Co.	5.300%	1/15/19	9,725	10,861
	CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,148
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	305
	Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,257
	Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,908
	Commonwealth Edison Co.	5.800%	3/15/18	2,550	2,846
	Commonwealth Edison Co.	4.000%	8/1/20	2,000	1,979
	Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,382

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,831
	Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	5,725
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,459
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,432
	Consumers Energy Co.	5.500%	8/15/16	3,850	4,336
	Consumers Energy Co.	6.125%	3/15/19	300	346
	Consumers Energy Co.	6.700%	9/15/19	2,900	3,474
	Consumers Energy Co.	5.650%	4/15/20	1,075	1,209
	Detroit Edison Co.	3.450%	10/1/20	2,500	2,432
	Detroit Edison Co.	3.900%	6/1/21	750	744
	Dominion Resources Inc.	6.000%	11/30/17	8,750	10,092
	Dominion Resources Inc.	8.875%	1/15/19	5,375	6,958
	Dominion Resources Inc.	5.200%	8/15/19	900	983
	Dominion Resources Inc.	4.450%	3/15/21	4,700	4,800
	Duke Energy Carolinas LLC	5.100%	4/15/18	6,750	7,452
	Duke Energy Carolinas LLC	4.300%	6/15/20	1,050	1,084
	Duke Energy Corp.	5.050%	9/15/19	5,700	6,156
	Duke Energy Indiana Inc.	3.750%	7/15/20	1,450	1,443
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	2,872
	Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,547
	Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,962
	Exelon Generation Co. LLC	4.000%	10/1/20	4,275	4,050
	Florida Power & Light Co.	5.550%	11/1/17	1,950	2,276
	Florida Power Corp.	5.650%	6/15/18	2,100	2,394
	Georgia Power Co.	5.700%	6/1/17	3,000	3,439
	Great Plains Energy Inc.	4.850%	6/1/21	3,825	3,837
	Indiana Michigan Power Co.	7.000%	3/15/19	2,497	2,976
3	Integrys Energy Group Inc.	6.110%	12/1/66	1,500	1,481
	Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	6,135
2	Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,200
2	LG&E and KU Energy LLC	3.750%	11/15/20	2,025	1,907
	Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,401
	MidAmerican Energy Co.	5.950%	7/15/17	925	1,070
	MidAmerican Energy Co.	5.300%	3/15/18	400	443
	Midamerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,891
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	250	283
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	9,625	10,736
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	3,485
	Nevada Power Co.	6.500%	5/15/18	3,377	3,927
	Nevada Power Co.	6.500%	8/1/18	4,175	4,874
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,500	5,007
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	1,825	1,823
3	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,700	1,704
3	NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,000	1,050
	Northern States Power Co.	5.250%	3/1/18	5,350	5,948
	NSTAR	4.500%	11/15/19	2,500	2,612
	NSTAR Electric Co.	5.625%	11/15/17	975	1,120
	Ohio Edison Co.	6.400%	7/15/16	1,200	1,381
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	2,928
	Pacific Gas & Electric Co.	5.625%	11/30/17	4,900	5,567
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,695
	Pacific Gas & Electric Co.	3.500%	10/1/20	7,525	7,147
	Pacific Gas & Electric Co.	4.250%	5/15/21	200	199
	PacifiCorp	5.650%	7/15/18	2,575	2,931
	PacifiCorp	5.500%	1/15/19	2,740	3,077
	Peco Energy Co.	5.350%	3/1/18	2,475	2,749
	Pennsylvania Electric Co.	6.050%	9/1/17	800	904
	PPL Energy Supply LLC	6.500%	5/1/18	750	844
	PSEG Power LLC	5.125%	4/15/20	3,562	3,746
	Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,528
	Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,714
	Public Service Co. of Oklahoma	5.150%	12/1/19	650	695
	Public Service Co. of Oklahoma	4.400%	2/1/21	2,500	2,535
	Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	1,951

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	SCANA Corp.	4.750%	5/15/21	1,300	1,302
	South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,833
	Southern California Edison Co.	5.500%	8/15/18	4,400	5,003
	Southern California Edison Co.	3.875%	6/1/21	450	449
	Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,839
	Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,371
	Tampa Electric Co.	6.100%	5/15/18	2,150	2,467
	TECO Finance Inc.	5.150%	3/15/20	1,350	1,430
	TransAlta Corp.	6.750%	7/15/12	125	132
	TransAlta Corp.	6.650%	5/15/18	2,975	3,400
	UIL Holdings Corp.	4.625%	10/1/20	1,850	1,802
	Union Electric Co.	6.700%	2/1/19	4,000	4,705
	United Utilities plc	5.375%	2/1/19	1,000	1,038
	Westar Energy Inc.	8.625%	12/1/18	2,000	2,586
	Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,594
3	Wisconsin Energy Corp.	6.250%	5/15/67	5,275	5,301
	Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,472
	Xcel Energy Inc.	4.700%	5/15/20	2,000	2,078
	Natural Gas (1.6%)
	AGL Capital Corp.	5.250%	8/15/19	2,300	2,469
	Atmos Energy Corp.	8.500%	3/15/19	2,510	3,166
	Boardwalk Pipelines LP	5.500%	2/1/17	3,725	4,103
	Buckeye Partners LP	6.050%	1/15/18	4,550	5,090
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,000	5,620
	El Paso Natural Gas Co.	5.950%	4/15/17	2,875	3,255
	Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,523
	Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,251
	Enbridge Energy Partners LP	5.200%	3/15/20	1,875	1,981
	Enbridge Inc.	5.600%	4/1/17	3,550	3,967
	Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,420
	Energy Transfer Partners LP	9.000%	4/15/19	6,500	8,063
	Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,884
	Enterprise Products Operating LLC	6.650%	4/15/18	550	633
	Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,492
	Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,311
	Enterprise Products Operating LLC	5.200%	9/1/20	6,500	6,863
	EQT Corp.	6.500%	4/1/18	3,800	4,258
	EQT Corp.	8.125%	6/1/19	1,725	2,095
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,123
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	278
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	11,425	13,174
	Magellan Midstream Partners LP	5.650%	10/15/16	650	734
	Magellan Midstream Partners LP	6.550%	7/15/19	3,475	4,034
	National Grid plc	6.300%	8/1/16	6,200	7,127
	Nisource Finance Corp.	5.250%	9/15/17	500	543
	Nisource Finance Corp.	6.400%	3/15/18	11,350	12,800
	Nisource Finance Corp.	6.800%	1/15/19	850	978
	NuStar Logistics LP	7.650%	4/15/18	2,900	3,471
	ONEOK Partners LP	6.150%	10/1/16	3,125	3,594
	ONEOK Partners LP	8.625%	3/1/19	5,000	6,345
	Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,285
	Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,979
	Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	2,500	2,794
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	2,675	3,030
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	200	252
	Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	600	649
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	2,575	2,620
	Sempra Energy	6.150%	6/15/18	2,800	3,185
	Sempra Energy	9.800%	2/15/19	4,370	5,858
2	Southern Natural Gas Co.	5.900%	4/1/17	2,350	2,672
2	Southern Natural Gas Co. / Southern Natural Issuing
	Corp.	4.400%	6/15/21	575	567
	Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,927

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	TransCanada PipeLines Ltd.	6.500%	8/15/18	6,100	7,159
	TransCanada PipeLines Ltd.	7.125%	1/15/19	1,050	1,283
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,675	2,646
3	TransCanada PipeLines Ltd.	6.350%	5/15/67	6,475	6,448
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,829
	Williams Partners LP	5.250%	3/15/20	9,025	9,507
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	6,700	7,902
	Other Utility (0.0%)
	Veolia Environnement SA	6.000%	6/1/18	3,500	3,946
					495,416
Total Corporate Bonds (Cost $4,143,972)					4,492,724
Sovereign Bonds (U.S. Dollar-Denominated) (6.2%)
	Asian Development Bank	5.250%	6/12/17	2,300	2,656
	Asian Development Bank	5.593%	7/16/18	1,975	2,295
	Brazilian Government International Bond	6.000%	1/17/17	28,575	33,347
3	Brazilian Government International Bond	8.000%	1/15/18	11,900	14,280
	Brazilian Government International Bond	5.875%	1/15/19	8,050	9,290
	Chile Government International Bond	3.875%	8/5/20	3,800	3,811
	Colombia Government International Bond	7.375%	1/27/17	6,550	8,024
	Colombia Government International Bond	7.375%	3/18/19	10,100	12,549
	Colombia Government International Bond	11.750%	2/25/20	600	929
	Corp Andina de Fomento	8.125%	6/4/19	5,600	6,799
	Corp. Andina de Fomento	5.750%	1/12/17	5,025	5,514
	Development Bank of Japan	5.125%	2/1/17	3,700	4,186
	Ecopetrol SA	7.625%	7/23/19	5,000	6,001
	Eksportfinans ASA	5.500%	6/26/17	6,100	7,025
^	European Investment Bank	2.125%	7/15/16	11,500	11,601
	European Investment Bank	5.125%	9/13/16	11,550	13,227
	European Investment Bank	4.875%	1/17/17	10,375	11,707
	European Investment Bank	5.125%	5/30/17	16,550	18,997
	European Investment Bank	2.875%	9/15/20	9,600	9,191
	European Investment Bank	4.000%	2/16/21	13,050	13,590
	Export-Import Bank of Korea	3.750%	10/20/16	9,000	9,044
	Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,433
	Hungary Government International Bond	6.250%	1/29/20	8,200	8,656
	Hungary Government International Bond	6.375%	3/29/21	9,575	10,054
	Inter-American Development Bank	5.125%	9/13/16	6,700	7,705
	Inter-American Development Bank	2.375%	8/15/17	7,800	7,811
	Inter-American Development Bank	3.875%	9/17/19	7,025	7,415
	Inter-American Development Bank	3.875%	2/14/20	5,475	5,781
	International Finance Corp.	2.125%	11/17/17	8,600	8,466
	Israel Government International Bond	5.500%	11/9/16	4,025	4,454
	Israel Government International Bond	5.125%	3/26/19	8,900	9,329
	Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,295
	Japan Finance Organization for Municipalities	4.000%	1/13/21	4,500	4,557
	Korea Development Bank	4.000%	9/9/16	7,500	7,612
	Korea Finance Corp.	3.250%	9/20/16	4,200	4,137
4	Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,402
4	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	22,200	24,420
4	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	12,875	14,283
4	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	13,450	15,245
4	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	13,375	14,152
4	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	19,550	18,780
4	Landwirtschaftliche Rentenbank	2.125%	7/15/16	7,575	7,577
4	Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	10,069
	Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	3,928
	Mexico Government International Bond	11.375%	9/15/16	1,725	2,450
	Mexico Government International Bond	5.625%	1/15/17	24,200	27,368
	Mexico Government International Bond	5.950%	3/19/19	14,514	16,640
	Mexico Government International Bond	5.125%	1/15/20	17,000	18,284
	Nordic Investment Bank	5.000%	2/1/17	7,650	8,771

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
North American Development Bank	4.375%	2/11/20	1,200	1,252
5 Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	7,285
Panama Government International Bond	5.200%	1/30/20	3,950	4,298
Pemex Project Funding Master Trust	5.750%	3/1/18	17,325	18,944
Peruvian Government International Bond	7.125%	3/30/19	6,400	7,680
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	4,475	4,979
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	10,575	11,330
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,500	1,838
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	11,950	14,340
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	10,875	11,616
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	7,550	7,742
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,271
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,366
Petroleos Mexicanos	5.500%	1/21/21	4,525	4,735
Poland Government International Bond	6.375%	7/15/19	17,050	19,437
Poland Government International Bond	5.125%	4/21/21	6,500	6,711
Province of Manitoba	4.900%	12/6/16	5,500	6,245
Province of Manitoba	9.250%	4/1/20	1,500	2,074
Province of New Brunswick Canada	2.750%	6/15/18	6,425	6,323
Province of Nova Scotia Canada	5.125%	1/26/17	3,500	3,983
Province of Ontario	3.150%	12/15/17	1,150	1,181
Province of Ontario	4.000%	10/7/19	16,400	17,091
Province of Ontario	4.400%	4/14/20	13,925	14,832
Quebec	5.125%	11/14/16	8,975	10,275
Quebec	4.625%	5/14/18	4,500	4,969
Quebec	3.500%	7/29/20	2,400	2,376
Republic of Italy	5.250%	9/20/16	19,200	20,976
Republic of Italy	5.375%	6/12/17	425	463
Republic of Korea	7.125%	4/16/19	6,550	7,848
South Africa Government International Bond	6.875%	5/27/19	9,150	10,934
South Africa Government International Bond	5.500%	3/9/20	7,875	8,619
Svensk Exportkredit AB	5.125%	3/1/17	6,250	7,064
Total Sovereign Bonds (Cost $693,024)				744,214
Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,500	2,664
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	800	876
California Educational Facilities Authority Revenue
(Stanford University)	4.750%	5/1/19	1,800	1,957
California GO	5.950%	4/1/16	2,800	3,131
California GO	6.200%	3/1/19	500	545
California GO	6.200%	10/1/19	3,925	4,289
Illinois GO	5.365%	3/1/17	14,200	14,662
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	1,250	1,253
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	2,750	2,923
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	1,200	1,335
Massachusetts GO	4.200%	12/1/21	3,375	3,478
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	1,000	1,081
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.625%	9/1/19	1,000	1,137
Wisconsin GO	4.800%	5/1/13	1,350	1,443
Total Taxable Municipal Bonds (Cost $38,782)				40,774

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
6,7 Vanguard Market Liquidity Fund (Cost $42,691)	0.140%	42,691,140	42,691
Total Investments (99.4%) (Cost $11,279,250)			11,973,272
Other Assets and Liabilities—Net (0.6%)[7]			70,521
Net Assets (100%)			12,043,793

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,338,000.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $85,095,000, representing 0.7% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Federal Republic of Germany.
5 Guaranteed by the Republic of Austria.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $3,432,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (43.3%)
U.S. Government Securities (40.2%)
	United States Treasury Note/Bond	1.000%	9/30/11	1,595	1,598
	United States Treasury Note/Bond	2.375%	10/31/14	1,990	2,080
	United States Treasury Note/Bond	8.125%	5/15/21	520	742
	United States Treasury Note/Bond	8.125%	8/15/21	2,000	2,860
	United States Treasury Note/Bond	8.000%	11/15/21	43,230	61,502
	United States Treasury Note/Bond	7.250%	8/15/22	280	381
	United States Treasury Note/Bond	7.125%	2/15/23	66,840	90,464
	United States Treasury Note/Bond	6.250%	8/15/23	76,215	96,615
	United States Treasury Note/Bond	7.500%	11/15/24	22,090	31,092
	United States Treasury Note/Bond	7.625%	2/15/25	2,665	3,794
	United States Treasury Note/Bond	6.875%	8/15/25	45,985	61,785
	United States Treasury Note/Bond	6.000%	2/15/26	9,425	11,724
	United States Treasury Note/Bond	6.750%	8/15/26	24,080	32,124
	United States Treasury Note/Bond	6.500%	11/15/26	670	875
	United States Treasury Note/Bond	6.625%	2/15/27	5	7
	United States Treasury Note/Bond	6.375%	8/15/27	8,270	10,708
	United States Treasury Note/Bond	6.125%	11/15/27	1,222	1,545
	United States Treasury Note/Bond	5.500%	8/15/28	51,380	60,965
	United States Treasury Note/Bond	5.250%	11/15/28	50,410	58,161
	United States Treasury Note/Bond	5.250%	2/15/29	1,100	1,269
	United States Treasury Note/Bond	6.125%	8/15/29	48,665	61,820
	United States Treasury Note/Bond	6.250%	5/15/30	14,530	18,741
	United States Treasury Note/Bond	5.375%	2/15/31	13,495	15,808
	United States Treasury Note/Bond	4.500%	2/15/36	100	103
	United States Treasury Note/Bond	4.750%	2/15/37	10,675	11,417
	United States Treasury Note/Bond	5.000%	5/15/37	25,665	28,492
	United States Treasury Note/Bond	4.375%	2/15/38	45,723	46,001
	United States Treasury Note/Bond	4.500%	5/15/38	54,735	56,163
	United States Treasury Note/Bond	3.500%	2/15/39	74,873	64,285
	United States Treasury Note/Bond	4.250%	5/15/39	114,828	112,621
	United States Treasury Note/Bond	4.500%	8/15/39	125,951	128,765
	United States Treasury Note/Bond	4.375%	11/15/39	146,760	146,805
	United States Treasury Note/Bond	4.625%	2/15/40	78,876	82,228
	United States Treasury Note/Bond	4.375%	5/15/40	78,423	78,362
	United States Treasury Note/Bond	3.875%	8/15/40	54,870	50,241
	United States Treasury Note/Bond	4.250%	11/15/40	144,190	140,923
	United States Treasury Note/Bond	4.750%	2/15/41	76,060	80,826
					1,653,892
Agency Bonds and Notes (3.1%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,118
1	Federal Home Loan Banks	5.500%	7/15/36	5,375	5,899
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,842
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	12,775	16,376
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	5,556
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,150	11,133
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	12,055
1	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	8,943
1	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	4,183
1	Federal National Mortgage Assn.	5.625%	7/15/37	7,325	8,235
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,219
	Israel Government AID Bond	5.500%	9/18/23	1,975	2,267
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,115
	Israel Government AID Bond	5.500%	4/26/24	2,900	3,333
	Private Export Funding Corp.	4.300%	12/15/21	1,475	1,546
	Resolution Funding Corp.	8.625%	1/15/21	850	1,216
1	Tennessee Valley Authority	6.750%	11/1/25	5,750	7,281
1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,649
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	4,760
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,153
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,164
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,920

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,284
1	Tennessee Valley Authority	5.250%	9/15/39	3,375	3,568
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	2,479
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	1,993
1	Tennessee Valley Authority	4.625%	9/15/60	1,700	1,612

					128,899
Total U.S. Government and Agency Obligations (Cost $1,763,491)					1,782,791
Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
2	PSE&G Transition Funding LLC (Cost $2,500)	6.890%	12/15/17	2,500	2,981
Corporate Bonds (43.3%)
Finance (9.4%)
	Banking (5.2%)
2	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,497
	American Express Co.	8.150%	3/19/38	1,950	2,594
	BAC Capital Trust XI	6.625%	5/23/36	4,000	3,860
	Bank of America Corp.	6.800%	3/15/28	375	384
	Bank of America Corp.	6.500%	9/15/37	1,600	1,584
	Bank of America NA	6.000%	10/15/36	3,875	3,719
	Bank One Corp.	7.750%	7/15/25	2,000	2,360
	Bank One Corp.	7.625%	10/15/26	4,350	5,113
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,317
2	BB&T Capital Trust IV	6.820%	6/12/77	650	646
	Capital One Capital III	7.686%	8/15/36	1,700	1,734
	Capital One Capital IV	6.745%	2/17/37	1,100	1,111
	Capital One Capital V	10.250%	8/15/39	2,350	2,479
	Capital One Capital VI	8.875%	5/15/40	2,775	2,858
2,3	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	538
	Citigroup Inc.	6.625%	6/15/32	2,750	2,808
	Citigroup Inc.	5.875%	2/22/33	1,825	1,715
	Citigroup Inc.	6.000%	10/31/33	2,625	2,486
	Citigroup Inc.	5.850%	12/11/34	2,300	2,248
	Citigroup Inc.	6.125%	8/25/36	4,225	4,045
	Citigroup Inc.	5.875%	5/29/37	1,100	1,081
	Citigroup Inc.	6.875%	3/5/38	8,325	9,203
	Citigroup Inc.	8.125%	7/15/39	5,275	6,650
	Compass Bank	5.900%	4/1/26	1,075	1,056
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	3,325	3,315
	Credit Suisse USA Inc.	7.125%	7/15/32	2,600	3,097
	Fifth Third Bancorp	8.250%	3/1/38	3,425	4,032
	FleetBoston Financial Corp.	6.875%	1/15/28	400	412
	FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,219
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,814
	Goldman Sachs Group Inc.	5.750%	10/1/16	75	82
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	3,911
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,150	6,153
	Goldman Sachs Group Inc.	6.450%	5/1/36	875	834
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,100	13,065
	Goldman Sachs Group Inc.	6.250%	2/1/41	6,035	6,083
	HSBC Bank USA NA	5.875%	11/1/34	4,100	4,102
	HSBC Bank USA NA	5.625%	8/15/35	3,800	3,610
	HSBC Bank USA NA	7.000%	1/15/39	400	448
	HSBC Holdings plc	7.625%	5/17/32	1,050	1,153
	HSBC Holdings plc	7.350%	11/27/32	200	217
	HSBC Holdings plc	6.500%	5/2/36	3,425	3,515
	HSBC Holdings plc	6.500%	9/15/37	5,425	5,536
	HSBC Holdings plc	6.800%	6/1/38	4,340	4,578
	JPMorgan Chase & Co.	6.400%	5/15/38	6,625	7,486
	JPMorgan Chase & Co.	5.500%	10/15/40	950	948
	JPMorgan Chase Capital XVII	5.850%	8/1/35	425	419
	JPMorgan Chase Capital XVIII	6.950%	8/17/36	1,100	1,078
	JPMorgan Chase Capital XX	6.550%	9/29/36	3,675	3,643

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	JPMorgan Chase Capital XXII	6.450%	1/15/87	3,075	3,067
	JPMorgan Chase Capital XXV	6.800%	10/1/37	2,950	2,907
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,725	1,720
	KeyBank NA	6.950%	2/1/28	143	156
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	4,678
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	5,150	4,846
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,900	5,431
	Morgan Stanley	6.250%	8/9/26	3,250	3,399
	Morgan Stanley	7.250%	4/1/32	2,050	2,378
	NB Capital Trust II	7.830%	12/15/26	4,000	4,060
	Santander UK plc	7.950%	10/26/29	725	791
2	SunTrust Capital VIII	6.100%	12/1/66	2,504	2,435
	UBS AG	7.000%	10/15/15	1,000	1,107
	UBS AG	7.375%	6/15/17	550	636
	UBS AG	7.750%	9/1/26	1,000	1,207
	USB Capital XIII Trust	6.625%	12/15/39	1,025	1,036
	Wachovia Bank NA	5.850%	2/1/37	3,175	3,208
	Wachovia Bank NA	6.600%	1/15/38	4,750	5,254
	Wachovia Corp.	6.605%	10/1/25	725	793
	Wachovia Corp.	7.500%	4/15/35	150	175
	Wachovia Corp.	5.500%	8/1/35	4,000	3,810
	Wachovia Corp.	6.550%	10/15/35	125	133
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,448
	Wells Fargo Bank NA	5.950%	8/26/36	2,175	2,203
	Wells Fargo Capital X	5.950%	12/15/36	2,525	2,519
	Brokerage (0.1%)
	Jefferies Group Inc.	6.450%	6/8/27	1,500	1,479
	Jefferies Group Inc.	6.250%	1/15/36	1,800	1,660
	Finance Companies (1.2%)
	General Electric Capital Corp.	6.750%	3/15/32	18,375	20,294
	General Electric Capital Corp.	6.150%	8/7/37	5,600	5,770
	General Electric Capital Corp.	5.875%	1/14/38	12,425	12,432
	General Electric Capital Corp.	6.875%	1/10/39	6,750	7,570
	SLM Corp.	5.625%	8/1/33	1,950	1,641
	Insurance (2.8%)
	ACE Capital Trust II	9.700%	4/1/30	850	1,096
	ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,151
	Aetna Inc.	3.950%	9/1/20	1,775	1,742
	Aetna Inc.	6.625%	6/15/36	2,850	3,182
	Aetna Inc.	6.750%	12/15/37	700	791
	Aflac Inc.	6.900%	12/17/39	575	599
	Aflac Inc.	6.450%	8/15/40	1,450	1,437
	Allstate Corp.	6.125%	12/15/32	1,250	1,320
	Allstate Corp.	5.350%	6/1/33	1,950	1,872
	Allstate Corp.	5.550%	5/9/35	2,000	1,943
	Allstate Corp.	6.900%	5/15/38	300	339
2	Allstate Corp.	6.500%	5/15/57	1,500	1,489
	American International Group Inc.	6.250%	5/1/36	2,150	2,171
	American International Group Inc.	6.250%	3/15/37	3,065	2,781
2	American International Group Inc.	8.175%	5/15/58	9,000	9,810
	AON Corp.	8.205%	1/1/27	1,175	1,341
	AON Corp.	6.250%	9/30/40	1,525	1,596
	Arch Capital Group Ltd.	7.350%	5/1/34	625	666
	Assurant Inc.	6.750%	2/15/34	1,200	1,197
	AXA SA	8.600%	12/15/30	3,700	4,381
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,875	1,950
	Chubb Corp.	6.000%	5/11/37	2,075	2,167
	Chubb Corp.	6.500%	5/15/38	1,375	1,519
	CIGNA Corp.	7.875%	5/15/27	500	590
	CIGNA Corp.	6.150%	11/15/36	525	544
	CIGNA Corp.	5.875%	3/15/41	1,650	1,628
	Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,065
	Cincinnati Financial Corp.	6.125%	11/1/34	850	820

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CNA Financial Corp.	5.750%	8/15/21	1,325	1,374
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,383
	Genworth Financial Inc.	7.625%	9/24/21	750	752
	Genworth Financial Inc.	6.500%	6/15/34	825	744
	Hartford Financial Services Group Inc.	5.950%	10/15/36	450	423
	Hartford Financial Services Group Inc.	6.625%	3/30/40	500	503
	Hartford Financial Services Group Inc.	6.100%	10/1/41	500	472
	Humana Inc.	8.150%	6/15/38	250	303
	Lincoln National Corp.	6.150%	4/7/36	1,775	1,793
	Lincoln National Corp.	7.000%	6/15/40	2,100	2,364
	Loews Corp.	6.000%	2/1/35	800	777
	MetLife Inc.	6.500%	12/15/32	750	817
	MetLife Inc.	6.375%	6/15/34	1,150	1,238
	MetLife Inc.	5.700%	6/15/35	475	469
	MetLife Inc.	5.875%	2/6/41	4,475	4,478
2	MetLife Inc.	6.400%	12/15/66	4,415	4,283
2	MetLife Inc.	10.750%	8/1/69	700	983
2	Nationwide Financial Services	6.750%	5/15/67	1,000	933
	Principal Financial Group Inc.	6.050%	10/15/36	1,900	1,983
	Progressive Corp.	6.625%	3/1/29	1,625	1,816
	Protective Life Corp.	8.450%	10/15/39	600	669
	Prudential Financial Inc.	5.750%	7/15/33	800	769
	Prudential Financial Inc.	5.400%	6/13/35	1,000	922
	Prudential Financial Inc.	5.900%	3/17/36	1,500	1,477
	Prudential Financial Inc.	5.700%	12/14/36	3,625	3,461
	Prudential Financial Inc.	6.625%	12/1/37	125	134
	Prudential Financial Inc.	6.625%	6/21/40	700	743
	Prudential Financial Inc.	6.200%	11/15/40	1,025	1,029
	Prudential Financial Inc.	5.625%	5/12/41	125	119
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	2,024
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	400	475
	Transatlantic Holdings Inc.	8.000%	11/30/39	800	870
	Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,124
	Travelers Cos. Inc.	6.250%	6/15/37	1,825	1,942
	Travelers Cos. Inc.	5.350%	11/1/40	1,775	1,679
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,631
	UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,308
	UnitedHealth Group Inc.	6.500%	6/15/37	700	767
	UnitedHealth Group Inc.	6.625%	11/15/37	575	638
	UnitedHealth Group Inc.	6.875%	2/15/38	6,375	7,269
	UnitedHealth Group Inc.	5.950%	2/15/41	750	770
	Validus Holdings Ltd.	8.875%	1/26/40	590	626
	WellPoint Inc.	5.950%	12/15/34	1,300	1,338
	WellPoint Inc.	5.850%	1/15/36	2,475	2,517
	WellPoint Inc.	5.800%	8/15/40	1,900	1,908
	XL Group plc	6.375%	11/15/24	1,150	1,186
	XL Group plc	6.250%	5/15/27	125	126
	Real Estate Investment Trusts (0.1%)
	HCP Inc.	6.750%	2/1/41	775	819
	Health Care REIT Inc.	5.250%	1/15/22	1,400	1,393
	Health Care REIT Inc.	6.500%	3/15/41	900	880
	Realty Income Corp.	5.875%	3/15/35	595	563
	Simon Property Group LP	6.750%	2/1/40	2,500	2,792
					386,122
Industrial (26.8%)
	Basic Industry (2.2%)
	Agrium Inc.	6.125%	1/15/41	2,000	2,080
	Alcoa Inc.	5.870%	2/23/22	1,550	1,568
	Alcoa Inc.	5.900%	2/1/27	3,625	3,538
	Alcoa Inc.	6.750%	1/15/28	1,225	1,266
	AngloGold Ashanti Holdings plc	6.500%	4/15/40	550	521
	ArcelorMittal	7.000%	10/15/39	3,900	3,938
	ArcelorMittal	6.750%	3/1/41	2,600	2,567

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,457
3	Barrick North America Finance LLC	5.700%	5/30/41	1,375	1,342
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,750	1,769
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	569
	Cliffs Natural Resources Inc.	6.250%	10/1/40	2,850	2,830
	Dow Chemical Co.	7.375%	11/1/29	3,300	4,038
	Dow Chemical Co.	9.400%	5/15/39	2,850	4,221
	EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,343
	EI du Pont de Nemours & Co.	4.900%	1/15/41	925	874
	International Paper Co.	7.500%	8/15/21	2,800	3,268
	International Paper Co.	8.700%	6/15/38	800	996
	International Paper Co.	7.300%	11/15/39	2,350	2,537
	Lubrizol Corp.	6.500%	10/1/34	350	397
	Monsanto Co.	5.500%	8/15/25	1,350	1,494
	Monsanto Co.	5.875%	4/15/38	650	711
	Newmont Mining Corp.	5.875%	4/1/35	1,250	1,247
	Newmont Mining Corp.	6.250%	10/1/39	3,150	3,251
	Nucor Corp.	4.125%	9/15/22	2,000	1,967
	Nucor Corp.	6.400%	12/1/37	575	658
	Placer Dome Inc.	6.450%	10/15/35	700	743
	Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,515
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	800	796
	PPG Industries Inc.	7.700%	3/15/38	650	825
	PPG Industries Inc.	5.500%	11/15/40	800	780
	Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	345
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,284
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,725	5,732
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	775	750
	Southern Copper Corp.	7.500%	7/27/35	3,500	3,679
	Southern Copper Corp.	6.750%	4/16/40	1,750	1,710
	Teck Resources Ltd.	4.750%	1/15/22	2,325	2,331
	Teck Resources Ltd.	6.125%	10/1/35	1,500	1,515
	Teck Resources Ltd.	6.000%	8/15/40	1,525	1,490
	Teck Resources Ltd.	6.250%	7/15/41	2,300	2,325
	Vale Canada Ltd.	7.200%	9/15/32	1,050	1,148
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,489
	Vale Overseas Ltd.	6.875%	11/21/36	5,625	6,088
	Vale Overseas Ltd.	6.875%	11/10/39	4,825	5,226
	Capital Goods (1.9%)
	3M Co.	6.375%	2/15/28	500	577
	3M Co.	5.700%	3/15/37	1,550	1,696
	Boeing Co.	8.750%	8/15/21	300	406
	Boeing Co.	8.750%	9/15/31	850	1,150
	Boeing Co.	6.125%	2/15/33	925	1,052
	Boeing Co.	6.625%	2/15/38	1,050	1,235
	Boeing Co.	6.875%	3/15/39	250	308
	Boeing Co.	5.875%	2/15/40	1,625	1,779
	Caterpillar Inc.	6.625%	7/15/28	1,575	1,903
	Caterpillar Inc.	7.300%	5/1/31	1,200	1,520
	Caterpillar Inc.	6.050%	8/15/36	2,225	2,481
	Caterpillar Inc.	5.200%	5/27/41	1,650	1,640
	Caterpillar Inc.	6.950%	5/1/42	1,425	1,782
	Deere & Co.	5.375%	10/16/29	1,975	2,095
	Deere & Co.	8.100%	5/15/30	1,000	1,358
	Deere & Co.	7.125%	3/3/31	200	252
	Dover Corp.	5.375%	10/15/35	350	356
	Dover Corp.	6.600%	3/15/38	800	958
	Dover Corp.	5.375%	3/1/41	1,900	1,944
	Emerson Electric Co.	6.000%	8/15/32	400	443
	Emerson Electric Co.	6.125%	4/15/39	825	935
	Emerson Electric Co.	5.250%	11/15/39	175	182
	Goodrich Corp.	6.800%	7/1/36	1,000	1,175
	Honeywell International Inc.	5.700%	3/15/36	775	824

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Honeywell International Inc.	5.700%	3/15/37	1,425	1,519
	Honeywell International Inc.	5.375%	3/1/41	2,525	2,576
	Lafarge SA	7.125%	7/15/36	2,225	2,188
	Lockheed Martin Corp.	6.150%	9/1/36	4,825	5,242
	Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,205
3	Lockheed Martin Corp.	5.970%	6/1/40	189	196
	Northrop Grumman Corp.	5.050%	11/15/40	1,950	1,833
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,458
	Owens Corning	7.000%	12/1/36	2,800	2,843
	Parker Hannifin Corp.	3.500%	9/15/22	100	96
	Parker Hannifin Corp.	6.250%	5/15/38	1,225	1,416
	Raytheon Co.	7.200%	8/15/27	400	496
	Raytheon Co.	4.875%	10/15/40	1,300	1,195
	Republic Services Inc.	5.250%	11/15/21	1,525	1,603
	Republic Services Inc.	6.086%	3/15/35	225	232
	Republic Services Inc.	6.200%	3/1/40	3,375	3,528
	Republic Services Inc.	5.700%	5/15/41	2,650	2,586
	Rockwell Automation Inc.	6.700%	1/15/28	300	346
	Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,227
	Sonoco Products Co.	5.750%	11/1/40	425	418
	Stanley Black & Decker Inc.	5.200%	9/1/40	700	668
	Tyco International Finance SA	4.625%	1/15/23	600	603
	United Technologies Corp.	6.700%	8/1/28	250	301
	United Technologies Corp.	7.500%	9/15/29	1,875	2,430
	United Technologies Corp.	5.400%	5/1/35	3,350	3,501
	United Technologies Corp.	6.050%	6/1/36	975	1,099
	United Technologies Corp.	6.125%	7/15/38	1,700	1,916
	United Technologies Corp.	5.700%	4/15/40	3,075	3,283
	Waste Management Inc.	7.100%	8/1/26	800	935
	Waste Management Inc.	7.000%	7/15/28	3,000	3,479
	Waste Management Inc.	7.750%	5/15/32	875	1,076
	Waste Management Inc.	6.125%	11/30/39	500	522
	Communication (6.9%)
	Alltel Corp.	7.875%	7/1/32	2,225	2,905
	America Movil SAB de CV	6.375%	3/1/35	2,700	2,885
	America Movil SAB de CV	6.125%	11/15/37	1,200	1,240
	America Movil SAB de CV	6.125%	3/30/40	2,925	3,080
	Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,055
	AT&T Corp.	8.000%	11/15/31	3,005	3,976
	AT&T Inc.	6.450%	6/15/34	5,250	5,596
	AT&T Inc.	6.150%	9/15/34	3,000	3,071
	AT&T Inc.	6.500%	9/1/37	5,550	5,990
	AT&T Inc.	6.300%	1/15/38	11,950	12,602
	AT&T Inc.	6.400%	5/15/38	825	878
	AT&T Inc.	6.550%	2/15/39	3,900	4,271
	AT&T Inc.	5.350%	9/1/40	7,405	6,967
	AT&T Mobility LLC	7.125%	12/15/31	2,425	2,925
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,179
	BellSouth Corp.	6.875%	10/15/31	1,275	1,439
	BellSouth Corp.	6.550%	6/15/34	1,475	1,583
	BellSouth Corp.	6.000%	11/15/34	1,480	1,489
	BellSouth Telecommunications Inc.	6.375%	6/1/28	3,140	3,365
	British Telecommunications plc	9.875%	12/15/30	6,200	8,559
	CBS Corp.	7.875%	7/30/30	3,365	4,015
	CBS Corp.	5.500%	5/15/33	225	209
	CBS Corp.	5.900%	10/15/40	2,200	2,100
	CenturyLink Inc.	6.875%	1/15/28	550	515
	CenturyLink Inc.	7.600%	9/15/39	3,800	3,671
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,428
	Comcast Corp.	5.650%	6/15/35	5,100	4,950
	Comcast Corp.	6.500%	11/15/35	7,225	7,741
	Comcast Corp.	6.450%	3/15/37	3,175	3,369
	Comcast Corp.	6.950%	8/15/37	3,550	4,007

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	6.400%	5/15/38	2,700	2,873
	Deutsche Telekom International Finance BV	8.750%	6/15/30	8,825	11,585
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	1,125	1,191
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	3,450	3,488
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	2,200	2,339
	Discovery Communications LLC	6.350%	6/1/40	1,600	1,678
	Embarq Corp.	7.995%	6/1/36	3,900	3,974
	France Telecom SA	8.500%	3/1/31	5,590	7,530
	Grupo Televisa SA	6.625%	3/18/25	1,600	1,716
	Grupo Televisa SA	8.500%	3/11/32	250	313
	Grupo Televisa SA	6.625%	1/15/40	875	907
	GTE Corp.	8.750%	11/1/21	900	1,194
	GTE Corp.	6.940%	4/15/28	2,275	2,622
	Koninklijke KPN NV	8.375%	10/1/30	2,375	3,039
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,233
3	NBCUniversal Media LLC	6.400%	4/30/40	3,725	3,970
3	NBCUniversal Media LLC	5.950%	4/1/41	1,700	1,707
	New Cingular Wireless Services Inc.	8.750%	3/1/31	2,075	2,936
	News America Inc.	6.550%	3/15/33	225	238
	News America Inc.	6.200%	12/15/34	6,450	6,553
	News America Inc.	6.400%	12/15/35	5,950	6,190
	News America Inc.	8.150%	10/17/36	1,225	1,533
	News America Inc.	7.850%	3/1/39	750	905
	News America Inc.	6.900%	8/15/39	975	1,072
3	News America Inc.	6.150%	2/15/41	3,525	3,539
	News America Inc.	7.750%	12/1/45	1,225	1,469
	Pacific Bell Telephone Co.	7.125%	3/15/26	550	650
	Qwest Corp.	7.500%	6/15/23	2,350	2,350
	Qwest Corp.	7.200%	11/10/26	200	198
	Qwest Corp.	6.875%	9/15/33	3,850	3,706
	Rogers Communications Inc.	7.500%	8/15/38	1,175	1,433
	TCI Communications Inc.	7.875%	2/15/26	2,200	2,761
	Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,682
	Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,739
	Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,540
	Telecom Italia Capital SA	7.721%	6/4/38	2,700	2,625
	Telefonica Emisiones SAU	7.045%	6/20/36	5,725	6,092
	Telefonica Europe BV	8.250%	9/15/30	2,500	2,954
	Thomson Reuters Corp.	5.500%	8/15/35	900	897
	Thomson Reuters Corp.	5.850%	4/15/40	1,100	1,160
	Time Warner Cable Inc.	6.550%	5/1/37	4,000	4,237
	Time Warner Cable Inc.	7.300%	7/1/38	2,000	2,304
	Time Warner Cable Inc.	6.750%	6/15/39	4,275	4,645
	Time Warner Cable Inc.	5.875%	11/15/40	4,025	3,972
	Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,439
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,478
	United States Cellular Corp.	6.700%	12/15/33	1,450	1,440
	Verizon Communications Inc.	5.850%	9/15/35	3,275	3,382
	Verizon Communications Inc.	6.250%	4/1/37	2,825	2,997
	Verizon Communications Inc.	6.400%	2/15/38	6,450	6,952
	Verizon Communications Inc.	6.900%	4/15/38	2,800	3,203
	Verizon Communications Inc.	8.950%	3/1/39	1,025	1,452
	Verizon Communications Inc.	7.350%	4/1/39	1,250	1,494
	Verizon Communications Inc.	6.000%	4/1/41	2,950	3,045
	Verizon Global Funding Corp.	7.750%	12/1/30	7,550	9,486
	Verizon Maryland Inc.	5.125%	6/15/33	500	469
	Verizon New England Inc.	7.875%	11/15/29	400	467
	Verizon New York Inc.	7.375%	4/1/32	650	745
	Vodafone Group plc	7.875%	2/15/30	1,000	1,285
	Vodafone Group plc	6.250%	11/30/32	200	216
	Vodafone Group plc	6.150%	2/27/37	5,975	6,401
	Consumer Cyclical (3.4%)
	CVS Caremark Corp.	6.250%	6/1/27	3,700	4,066

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Caremark Corp.	6.125%	9/15/39	2,925	3,006
CVS Caremark Corp.	5.750%	5/15/41	1,250	1,227
Daimler Finance North America LLC	8.500%	1/18/31	3,200	4,298
Darden Restaurants Inc.	6.800%	10/15/37	1,750	1,956
Historic TW Inc.	9.150%	2/1/23	1,230	1,639
Historic TW Inc.	6.625%	5/15/29	6,975	7,584
Home Depot Inc.	5.875%	12/16/36	5,200	5,328
Home Depot Inc.	5.400%	9/15/40	2,375	2,251
Home Depot Inc.	5.950%	4/1/41	2,750	2,819
Johnson Controls Inc.	6.000%	1/15/36	475	500
Johnson Controls Inc.	5.700%	3/1/41	2,400	2,438
Kohl's Corp.	6.000%	1/15/33	400	414
Kohl's Corp.	6.875%	12/15/37	1,675	1,917
Lowe's Cos. Inc.	6.875%	2/15/28	550	644
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,008
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,357
Lowe's Cos. Inc.	5.800%	4/15/40	2,225	2,314
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,385
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,100	3,209
McDonald's Corp.	6.300%	10/15/37	1,750	2,032
McDonald's Corp.	6.300%	3/1/38	1,475	1,712
McDonald's Corp.	5.700%	2/1/39	2,025	2,182
Nordstrom Inc.	6.950%	3/15/28	300	353
Nordstrom Inc.	7.000%	1/15/38	1,200	1,425
Target Corp.	7.000%	7/15/31	1,800	2,145
Target Corp.	6.350%	11/1/32	3,825	4,271
Target Corp.	6.500%	10/15/37	3,200	3,627
Target Corp.	7.000%	1/15/38	1,650	1,988
Time Warner Cos. Inc.	7.570%	2/1/24	500	610
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,112
Time Warner Inc.	7.625%	4/15/31	5,935	7,057
Time Warner Inc.	7.700%	5/1/32	1,865	2,244
Time Warner Inc.	6.200%	3/15/40	2,350	2,407
Time Warner Inc.	6.100%	7/15/40	2,425	2,458
Time Warner Inc.	6.250%	3/29/41	2,625	2,719
VF Corp.	6.450%	11/1/37	1,500	1,715
Viacom Inc.	6.875%	4/30/36	4,775	5,310
Wal-Mart Stores Inc.	5.875%	4/5/27	4,562	5,088
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	5,630
Wal-Mart Stores Inc.	5.250%	9/1/35	4,900	4,879
Wal-Mart Stores Inc.	6.500%	8/15/37	5,850	6,717
Wal-Mart Stores Inc.	6.200%	4/15/38	4,275	4,717
Wal-Mart Stores Inc.	5.625%	4/1/40	1,000	1,022
Wal-Mart Stores Inc.	4.875%	7/8/40	3,950	3,626
Wal-Mart Stores Inc.	5.000%	10/25/40	1,000	933
Wal-Mart Stores Inc.	5.625%	4/15/41	4,050	4,141
Walt Disney Co.	7.000%	3/1/32	1,150	1,413
Western Union Co.	6.200%	11/17/36	1,350	1,371
Western Union Co.	6.200%	6/21/40	325	326
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,589
Consumer Noncyclical (5.4%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,482
Abbott Laboratories	6.000%	4/1/39	2,050	2,251
Abbott Laboratories	5.300%	5/27/40	3,600	3,600
Altria Group Inc.	9.950%	11/10/38	4,075	5,691
Altria Group Inc.	10.200%	2/6/39	3,725	5,329
Amgen Inc.	6.375%	6/1/37	2,125	2,342
Amgen Inc.	6.400%	2/1/39	4,575	5,078
Amgen Inc.	5.750%	3/15/40	950	978
Amgen Inc.	4.950%	10/1/41	1,950	1,779
Amgen Inc.	5.650%	6/15/42	2,200	2,194
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,201
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	689

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	1,643
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	650	735
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,475	4,760
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	2,524
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	299
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	276
Archer-Daniels-Midland Co.	5.375%	9/15/35	4,150	4,214
Archer-Daniels-Midland Co.	5.765%	3/1/41	2,400	2,521
AstraZeneca plc	6.450%	9/15/37	6,925	8,034
Baptist Health South Florida Obligated Group	4.590%	8/15/21	550	555
Baxter International Inc.	6.250%	12/1/37	800	920
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,114
Becton Dickinson and Co.	5.000%	11/12/40	400	387
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,650
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,086
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,802	2,002
Bristol-Myers Squibb Co.	6.125%	5/1/38	850	967
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	231
Celgene Corp.	5.700%	10/15/40	600	586
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	600	821
ConAgra Foods Inc.	7.125%	10/1/26	150	163
ConAgra Foods Inc.	7.000%	10/1/28	175	184
ConAgra Foods Inc.	8.250%	9/15/30	1,650	1,960
Corn Products International Inc.	6.625%	4/15/37	575	623
Covidien International Finance SA	6.550%	10/15/37	2,525	2,902
CR Bard Inc.	6.700%	12/1/26	500	601
Delhaize Group SA	5.700%	10/1/40	2,739	2,548
Diageo Capital plc	5.875%	9/30/36	750	808
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,244
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	751
Eli Lilly & Co.	7.125%	6/1/25	1,100	1,380
Eli Lilly & Co.	5.500%	3/15/27	4,700	5,048
Eli Lilly & Co.	5.550%	3/15/37	750	777
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,106
Fortune Brands Inc.	5.875%	1/15/36	925	876
Genentech Inc.	5.250%	7/15/35	200	200
General Mills Inc.	5.400%	6/15/40	2,000	2,029
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,913
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,000	6,898
Hasbro Inc.	6.350%	3/15/40	1,994	2,042
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,284
Hospira Inc.	5.600%	9/15/40	725	693
Johnson & Johnson	6.950%	9/1/29	2,125	2,674
Johnson & Johnson	4.950%	5/15/33	2,125	2,133
Johnson & Johnson	5.950%	8/15/37	975	1,083
Johnson & Johnson	5.850%	7/15/38	825	904
Johnson & Johnson	4.500%	9/1/40	1,775	1,617
Kellogg Co.	7.450%	4/1/31	2,350	2,960
Kimberly-Clark Corp.	6.625%	8/1/37	1,975	2,384
Kimberly-Clark Corp.	5.300%	3/1/41	1,400	1,427
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	2,950
Kraft Foods Inc.	6.500%	11/1/31	2,150	2,448
Kraft Foods Inc.	7.000%	8/11/37	3,050	3,548
Kraft Foods Inc.	6.875%	2/1/38	1,575	1,812
Kraft Foods Inc.	6.875%	1/26/39	400	461
Kraft Foods Inc.	6.500%	2/9/40	8,750	9,625
Kroger Co.	7.700%	6/1/29	375	459
Kroger Co.	8.000%	9/15/29	1,925	2,404
Kroger Co.	7.500%	4/1/31	1,350	1,634
Kroger Co.	5.400%	7/15/40	750	719
McKesson Corp.	6.000%	3/1/41	1,550	1,641
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,675	1,738
Medtronic Inc.	6.500%	3/15/39	600	706
Medtronic Inc.	5.550%	3/15/40	1,025	1,078

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	6.300%	1/1/26	500	587
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,567
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,182
Merck & Co. Inc.	6.500%	12/1/33	775	914
Merck & Co. Inc.	5.750%	11/15/36	300	324
Merck & Co. Inc.	6.550%	9/15/37	3,850	4,527
Merck & Co. Inc.	5.850%	6/30/39	2,775	3,018
PepsiCo Inc.	7.000%	3/1/29	4,075	5,017
PepsiCo Inc.	5.500%	1/15/40	425	444
PepsiCo Inc.	4.875%	11/1/40	3,300	3,130
Pfizer Inc.	7.200%	3/15/39	4,475	5,587
Pharmacia Corp.	6.600%	12/1/28	1,050	1,234
Philip Morris International Inc.	6.375%	5/16/38	3,700	4,185
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,305
Procter & Gamble Co.	5.800%	8/15/34	100	110
Procter & Gamble Co.	5.550%	3/5/37	4,650	4,968
Quest Diagnostics Inc.	6.950%	7/1/37	925	1,028
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	994
Ralcorp Holdings Inc.	6.625%	8/15/39	1,225	1,249
Reynolds American Inc.	7.250%	6/15/37	600	657
Safeway Inc.	7.250%	2/1/31	1,631	1,862
Sara Lee Corp.	6.125%	11/1/32	625	570
Sysco Corp.	5.375%	9/21/35	1,575	1,678
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,200	2,388
Unilever Capital Corp.	5.900%	11/15/32	3,325	3,748
Wyeth	6.450%	2/1/24	2,225	2,645
Wyeth	6.000%	2/15/36	2,850	3,053
Wyeth	5.950%	4/1/37	7,275	7,806
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,126
Energy (4.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,178
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,730
Anadarko Petroleum Corp.	6.450%	9/15/36	5,300	5,508
Anadarko Petroleum Corp.	7.950%	6/15/39	50	61
Anadarko Petroleum Corp.	6.200%	3/15/40	2,325	2,343
Apache Corp.	6.000%	1/15/37	2,225	2,418
Apache Corp.	5.100%	9/1/40	2,500	2,411
Apache Corp.	5.250%	2/1/42	2,550	2,511
Apache Finance Canada Corp.	7.750%	12/15/29	650	816
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,201
Baker Hughes Inc.	5.125%	9/15/40	3,715	3,592
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,263
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,081
Cameron International Corp.	7.000%	7/15/38	625	711
Cameron International Corp.	5.950%	6/1/41	1,400	1,406
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,663
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,299
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,275	2,528
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,315	2,515
Cenovus Energy Inc.	6.750%	11/15/39	3,750	4,237
ConocoPhillips	5.900%	10/15/32	2,250	2,436
ConocoPhillips	5.900%	5/15/38	3,575	3,869
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,023
ConocoPhillips Holding Co.	6.950%	4/15/29	2,725	3,291
Devon Energy Corp.	7.950%	4/15/32	435	565
Devon Financing Corp. ULC	7.875%	9/30/31	4,825	6,198
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,060
Encana Corp.	6.500%	8/15/34	4,825	5,111
Encana Corp.	6.625%	8/15/37	1,175	1,286
Encana Corp.	6.500%	2/1/38	500	534
Eni USA Inc.	7.300%	11/15/27	600	683
Global Marine Inc.	7.000%	6/1/28	800	852
Halliburton Co.	6.700%	9/15/38	3,675	4,213

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Halliburton Co.	7.450%	9/15/39	675	840
	Hess Corp.	7.875%	10/1/29	2,625	3,294
	Hess Corp.	7.300%	8/15/31	600	716
	Hess Corp.	7.125%	3/15/33	925	1,088
	Hess Corp.	6.000%	1/15/40	2,100	2,161
	Hess Corp.	5.600%	2/15/41	3,000	2,928
	Husky Energy Inc.	6.800%	9/15/37	725	808
	Kerr-McGee Corp.	6.950%	7/1/24	2,162	2,442
	Kerr-McGee Corp.	7.875%	9/15/31	500	596
	Marathon Oil Corp.	6.600%	10/1/37	2,400	2,667
3	Marathon Petroleum Corp.	6.500%	3/1/41	4,500	4,669
	Nexen Inc.	7.875%	3/15/32	1,050	1,235
	Nexen Inc.	5.875%	3/10/35	1,850	1,747
	Nexen Inc.	6.400%	5/15/37	3,300	3,279
	Nexen Inc.	7.500%	7/30/39	1,525	1,708
	Noble Energy Inc.	8.000%	4/1/27	775	940
	Noble Energy Inc.	6.000%	3/1/41	1,200	1,228
	Noble Holding International Ltd.	6.200%	8/1/40	2,600	2,730
	Petro-Canada	7.875%	6/15/26	150	183
	Petro-Canada	7.000%	11/15/28	250	286
	Petro-Canada	5.350%	7/15/33	1,650	1,547
	Petro-Canada	5.950%	5/15/35	2,500	2,558
	Petro-Canada	6.800%	5/15/38	2,675	2,989
	Shell International Finance BV	6.375%	12/15/38	6,400	7,368
	Shell International Finance BV	5.500%	3/25/40	2,800	2,916
	Statoil ASA	7.250%	9/23/27	2,500	3,081
	Statoil ASA	7.150%	1/15/29	1,000	1,226
	Statoil ASA	5.100%	8/17/40	2,300	2,222
	Suncor Energy Inc.	7.150%	2/1/32	800	921
	Suncor Energy Inc.	5.950%	12/1/34	875	898
	Suncor Energy Inc.	6.500%	6/15/38	4,025	4,354
	Suncor Energy Inc.	6.850%	6/1/39	1,000	1,141
	Talisman Energy Inc.	7.250%	10/15/27	450	525
	Talisman Energy Inc.	5.850%	2/1/37	3,200	3,191
	Tosco Corp.	8.125%	2/15/30	7,500	9,753
	Total Capital SA	4.450%	6/24/20	1,000	1,040
	Transocean Inc.	6.500%	11/15/20	225	251
	Transocean Inc.	7.500%	4/15/31	1,525	1,736
	Transocean Inc.	6.800%	3/15/38	1,725	1,842
	Valero Energy Corp.	7.500%	4/15/32	950	1,061
	Valero Energy Corp.	6.625%	6/15/37	5,575	5,804
	Valero Energy Corp.	10.500%	3/15/39	350	494
	Weatherford International Ltd.	6.500%	8/1/36	1,500	1,543
	Weatherford International Ltd.	7.000%	3/15/38	1,600	1,728
	Weatherford International Ltd.	6.750%	9/15/40	2,900	3,093
	Williams Cos. Inc.	7.875%	9/1/21	741	917
	Williams Cos. Inc.	7.500%	1/15/31	2,852	3,261
	Williams Cos. Inc.	7.750%	6/15/31	1,537	1,796
	XTO Energy Inc.	6.750%	8/1/37	500	644
	Other Industrial (0.1%)
	Massachusetts Development Finance Agency Revenue
	(Harvard University)	4.875%	10/15/40	1,000	970
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT)	5.600%	7/1/11	1,950	1,974
	Technology (1.3%)
	Applied Materials Inc.	5.850%	6/15/41	1,750	1,770
	Cisco Systems Inc.	5.900%	2/15/39	2,000	2,095
	Cisco Systems Inc.	5.500%	1/15/40	7,550	7,560
	Corning Inc.	7.250%	8/15/36	600	689
	Corning Inc.	5.750%	8/15/40	950	946
	Dell Inc.	7.100%	4/15/28	500	580
	Dell Inc.	6.500%	4/15/38	1,458	1,596
	Harris Corp.	6.150%	12/15/40	400	420

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HP Enterprise Services LLC	7.450%	10/15/29	375	478
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,303
	International Business Machines Corp.	6.220%	8/1/27	1,600	1,854
	International Business Machines Corp.	6.500%	1/15/28	225	269
	International Business Machines Corp.	5.875%	11/29/32	950	1,044
	International Business Machines Corp.	5.600%	11/30/39	5,720	6,066
	Juniper Networks Inc.	5.950%	3/15/41	750	772
	Microsoft Corp.	5.200%	6/1/39	2,075	2,093
	Microsoft Corp.	4.500%	10/1/40	1,750	1,594
	Microsoft Corp.	5.300%	2/8/41	1,800	1,840
	Motorola Solutions Inc.	7.500%	5/15/25	525	614
	Nokia Oyj	6.625%	5/15/39	1,575	1,463
	Oracle Corp.	6.500%	4/15/38	2,475	2,861
	Oracle Corp.	6.125%	7/8/39	2,125	2,346
3	Oracle Corp.	5.375%	7/15/40	6,325	6,329
	Pitney Bowes Inc.	5.250%	1/15/37	2,000	2,071
3	SAIC Inc.	5.950%	12/1/40	350	369
	Science Applications International Corp.	5.500%	7/1/33	1,100	1,089
	Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,496
	Xerox Corp.	6.750%	12/15/39	1,450	1,619
	Transportation (1.3%)
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	862
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,670
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	840
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,431
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,550	1,592
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,475	1,368
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,650	1,621
	Canadian National Railway Co.	6.250%	8/1/34	2,450	2,786
	Canadian National Railway Co.	6.200%	6/1/36	1,925	2,166
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,800	1,781
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	2,381
	Con-way Inc.	6.700%	5/1/34	650	619
2	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	2,604	2,682
	CSX Corp.	6.000%	10/1/36	175	184
	CSX Corp.	6.150%	5/1/37	2,125	2,262
	CSX Corp.	6.220%	4/30/40	4,575	4,909
	CSX Corp.	5.500%	4/15/41	400	390
2	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	2,041	2,117
	Norfolk Southern Corp.	5.590%	5/17/25	716	766
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,618
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	2,017
	Norfolk Southern Corp.	7.250%	2/15/31	800	981
	Norfolk Southern Corp.	7.050%	5/1/37	1,614	1,964
	Norfolk Southern Corp.	7.900%	5/15/97	450	571
	Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,593
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	736	794
	Union Pacific Corp.	7.125%	2/1/28	600	726
	Union Pacific Corp.	6.625%	2/1/29	1,500	1,727
	Union Pacific Corp.	6.150%	5/1/37	1,000	1,092
2	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	902	1,035
	United Parcel Service Inc.	6.200%	1/15/38	4,700	5,402
	United Parcel Service of America Inc.	8.375%	4/1/30	500	666
					1,105,312
Utilities (7.1%)
	Electric (5.3%)
	AEP Texas Central Co.	6.650%	2/15/33	2,980	3,270
	Alabama Power Co.	6.125%	5/15/38	1,000	1,114
	Alabama Power Co.	5.500%	3/15/41	500	514
	Alabama Power Co.	5.200%	6/1/41	975	963
	American Water Capital Corp.	6.593%	10/15/37	1,925	2,083
	Appalachian Power Co.	5.800%	10/1/35	500	502
	Appalachian Power Co.	6.375%	4/1/36	825	875

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Appalachian Power Co.	7.000%	4/1/38	875	1,021
	Baltimore Gas & Electric Co.	6.350%	10/1/36	375	420
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,104
	Cleco Power LLC	6.000%	12/1/40	1,000	1,032
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,056
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	978
	Columbus Southern Power Co.	5.850%	10/1/35	800	835
4	Commonwealth Edison Co.	5.875%	2/1/33	250	258
	Commonwealth Edison Co.	5.900%	3/15/36	2,050	2,140
	Commonwealth Edison Co.	6.450%	1/15/38	400	446
	Connecticut Light & Power Co.	6.350%	6/1/36	750	851
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	1,944
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	2,010
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	1,041
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,325	2,766
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,250	1,323
	Constellation Energy Group Inc.	7.600%	4/1/32	1,800	2,115
	Detroit Edison Co.	5.700%	10/1/37	500	530
	Dominion Resources Inc.	6.300%	3/15/33	2,150	2,357
	Dominion Resources Inc.	5.950%	6/15/35	1,675	1,777
	Dominion Resources Inc.	7.000%	6/15/38	1,025	1,235
	DTE Energy Co.	6.375%	4/15/33	800	859
	Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,218
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,183
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,450	1,576
	Duke Energy Carolinas LLC	6.000%	1/15/38	875	964
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,200	3,541
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,025	2,061
	Duke Energy Indiana Inc.	6.120%	10/15/35	600	647
	Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,144
	El Paso Electric Co.	6.000%	5/15/35	850	875
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	527
	Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,527
	Entergy Louisiana LLC	4.440%	1/15/26	425	411
	Exelon Corp.	5.625%	6/15/35	1,975	1,865
	Exelon Generation Co. LLC	6.250%	10/1/39	4,275	4,320
	FirstEnergy Corp.	7.375%	11/15/31	6,050	6,895
	FirstEnergy Solutions Corp.	6.050%	8/15/21	925	996
	FirstEnergy Solutions Corp.	6.800%	8/15/39	645	672
	Florida Power & Light Co.	5.950%	10/1/33	950	1,035
	Florida Power & Light Co.	5.625%	4/1/34	1,674	1,754
	Florida Power & Light Co.	4.950%	6/1/35	150	145
	Florida Power & Light Co.	5.400%	9/1/35	1,875	1,931
	Florida Power & Light Co.	6.200%	6/1/36	150	170
	Florida Power & Light Co.	5.650%	2/1/37	2,150	2,305
	Florida Power & Light Co.	5.850%	5/1/37	475	523
	Florida Power & Light Co.	5.950%	2/1/38	2,450	2,732
	Florida Power & Light Co.	5.960%	4/1/39	650	720
	Florida Power & Light Co.	5.250%	2/1/41	1,000	1,012
	Florida Power Corp.	6.350%	9/15/37	1,525	1,769
	Florida Power Corp.	6.400%	6/15/38	4,025	4,675
	Florida Power Corp.	5.650%	4/1/40	500	532
	Georgia Power Co.	5.650%	3/1/37	2,075	2,155
	Georgia Power Co.	5.950%	2/1/39	1,160	1,246
	Georgia Power Co.	5.400%	6/1/40	3,000	3,026
	Iberdrola International BV	6.750%	7/15/36	1,425	1,484
	Indiana Michigan Power Co.	6.050%	3/15/37	1,775	1,865
	Interstate Power & Light Co.	6.250%	7/15/39	975	1,085
	Kansas City Power & Light Co.	6.050%	11/15/35	500	510
3	Kentucky Utilities Co.	5.125%	11/1/40	800	789
3	Louisville Gas & Electric Co.	5.125%	11/15/40	1,700	1,671
	MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,072
	MidAmerican Energy Co.	5.750%	11/1/35	850	899
	MidAmerican Energy Co.	5.800%	10/15/36	875	920

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Midamerican Energy Holdings Co.	8.480%	9/15/28	300	392
Midamerican Energy Holdings Co.	6.125%	4/1/36	8,125	8,691
Midamerican Energy Holdings Co.	5.950%	5/15/37	2,975	3,124
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,700	1,916
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,300	2,997
Nevada Power Co.	6.750%	7/1/37	2,500	2,921
Nevada Power Co.	5.375%	9/15/40	1,300	1,278
Nevada Power Co.	5.450%	5/15/41	500	501
Northern States Power Co.	5.250%	7/15/35	1,175	1,186
Northern States Power Co.	6.250%	6/1/36	525	604
Northern States Power Co.	6.200%	7/1/37	1,550	1,777
Northern States Power Co.	5.350%	11/1/39	625	644
Northern States Power Co.	4.850%	8/15/40	800	760
NSTAR Electric Co.	5.500%	3/15/40	725	750
Oglethorpe Power Corp.	5.950%	11/1/39	750	789
Oglethorpe Power Corp.	5.375%	11/1/40	1,450	1,415
Ohio Edison Co.	6.875%	7/15/36	1,000	1,117
Ohio Power Co.	6.600%	2/15/33	400	449
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	369
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,675	1,995
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,365
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	390
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	534
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,121
Pacific Gas & Electric Co.	6.050%	3/1/34	10,275	10,835
Pacific Gas & Electric Co.	5.800%	3/1/37	2,925	3,000
Pacific Gas & Electric Co.	6.350%	2/15/38	1,000	1,099
Pacific Gas & Electric Co.	5.400%	1/15/40	700	679
PacifiCorp	7.700%	11/15/31	400	512
PacifiCorp	5.250%	6/15/35	1,150	1,136
PacifiCorp	5.750%	4/1/37	1,000	1,061
PacifiCorp	6.250%	10/15/37	1,700	1,925
Pennsylvania Electric Co.	6.150%	10/1/38	350	361
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,348
PPL Electric Utilities Corp.	6.250%	5/15/39	775	872
Progress Energy Inc.	7.750%	3/1/31	1,725	2,175
Progress Energy Inc.	6.000%	12/1/39	1,800	1,910
PSEG Power LLC	8.625%	4/15/31	400	511
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,183
Public Service Co. of Oklahoma	6.625%	11/15/37	300	334
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,211
Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,609
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	1,728
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,571
Puget Sound Energy Inc.	5.757%	10/1/39	850	878
Puget Sound Energy Inc.	5.795%	3/15/40	675	706
Puget Sound Energy Inc.	5.764%	7/15/40	600	625
Puget Sound Energy Inc.	5.638%	4/15/41	125	128
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,059
San Diego Gas & Electric Co.	6.125%	9/15/37	625	711
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,017
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	576
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,829
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	846
South Carolina Electric & Gas Co.	5.450%	2/1/41	500	510
Southern California Edison Co.	6.650%	4/1/29	700	810
Southern California Edison Co.	6.000%	1/15/34	975	1,076
Southern California Edison Co.	5.750%	4/1/35	800	856
Southern California Edison Co.	5.350%	7/15/35	3,175	3,226
Southern California Edison Co.	5.550%	1/15/36	100	104
Southern California Edison Co.	5.625%	2/1/36	2,075	2,187
Southern California Edison Co.	5.550%	1/15/37	500	522
Southern California Edison Co.	5.950%	2/1/38	1,675	1,847
Southern California Edison Co.	4.500%	9/1/40	2,275	2,065

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southwestern Electric Power Co.	6.200%	3/15/40	700	712
	Tampa Electric Co.	6.550%	5/15/36	450	522
	Tampa Electric Co.	6.150%	5/15/37	900	997
	Toledo Edison Co.	6.150%	5/15/37	500	526
	TransAlta Corp.	6.500%	3/15/40	600	626
	United Utilities plc	6.875%	8/15/28	375	403
	Virginia Electric and Power Co.	3.450%	9/1/22	750	712
	Virginia Electric and Power Co.	6.000%	1/15/36	1,725	1,920
	Virginia Electric and Power Co.	6.000%	5/15/37	825	921
	Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,147
	Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,790
	Wisconsin Electric Power Co.	5.625%	5/15/33	450	469
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,575	1,662
	Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,105
	Xcel Energy Inc.	6.500%	7/1/36	650	741
	Natural Gas (1.8%)
	AGL Capital Corp.	6.000%	10/1/34	850	857
	Atmos Energy Corp.	5.500%	6/15/41	750	740
3	CenterPoint Energy Resources Corp.	5.850%	1/15/41	500	513
	DCP Midstream LLC	8.125%	8/16/30	500	624
	El Paso Natural Gas Co.	8.375%	6/15/32	1,635	2,071
	Enbridge Energy Partners LP	7.500%	4/15/38	1,595	1,899
	Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,676
	Energy Transfer Partners LP	7.500%	7/1/38	3,275	3,675
	Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,382
	Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,186
	Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,344
	Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,523
	Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,353
	Enterprise Products Operating LLC	5.950%	2/1/41	1,650	1,634
	KeySpan Corp.	8.000%	11/15/30	1,175	1,462
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	592
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,133
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,608
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	2,350	2,433
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,419	2,604
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,900	1,983
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,700	1,738
	Nisource Finance Corp.	6.125%	3/1/22	2,525	2,786
	Nisource Finance Corp.	5.950%	6/15/41	125	123
	Oneok Inc.	6.000%	6/15/35	1,725	1,712
	ONEOK Partners LP	6.650%	10/1/36	3,025	3,262
	ONEOK Partners LP	6.850%	10/15/37	200	223
	ONEOK Partners LP	6.125%	2/1/41	2,325	2,374
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,175	2,308
	Sempra Energy	6.000%	10/15/39	2,100	2,206
	Southern California Gas Co.	5.750%	11/15/35	75	82
	Southern Union Co.	8.250%	11/15/29	1,650	1,963
	Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,857
	Tennessee Gas Pipeline Co.	7.000%	3/15/27	350	402
	Tennessee Gas Pipeline Co.	7.000%	10/15/28	1,400	1,612
	Texas Eastern Transmission LP	7.000%	7/15/32	700	815
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,777
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	2,688
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,250	1,340
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	4,626
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,450	1,807
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,275	1,352
	Williams Partners LP	6.300%	4/15/40	3,650	3,778

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Other Utility (0.0%)
	Veolia Environnement SA	6.750%	6/1/38	575	668
					291,633
Total Corporate Bonds (Cost $1,697,962)					1,783,067
Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)
	Asian Development Bank	5.593%	7/16/18	4,000	4,647
	Brazilian Government International Bond	8.875%	4/15/24	3,000	4,283
	Brazilian Government International Bond	8.750%	2/4/25	6,700	9,460
	Brazilian Government International Bond	10.125%	5/15/27	6,700	10,462
	Brazilian Government International Bond	8.250%	1/20/34	6,675	9,145
	Brazilian Government International Bond	7.125%	1/20/37	6,800	8,348
	Brazilian Government International Bond	11.000%	8/17/40	5,150	7,014
	Brazilian Government International Bond	5.625%	1/7/41	8,075	8,257
	Colombia Government International Bond	8.125%	5/21/24	1,450	1,910
	Colombia Government International Bond	7.375%	9/18/37	3,750	4,706
	Colombia Government International Bond	6.125%	1/18/41	5,100	5,520
	European Investment Bank	4.875%	2/15/36	2,400	2,482
	Finland Government International Bond	6.950%	2/15/26	695	913
	Hungary Government International Bond	7.625%	3/29/41	1,750	1,889
	Hydro Quebec	8.400%	1/15/22	775	1,063
	Hydro Quebec	8.050%	7/7/24	5,000	6,865
	Hydro Quebec	8.500%	12/1/29	1,200	1,722
	Inter-American Development Bank	7.000%	6/15/25	750	963
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,464
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,498
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,025	1,056
	Korea Electric Power Corp.	7.000%	2/1/27	750	880
	Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	1,881
	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	236
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	866
	Mexico Government International Bond	8.300%	8/15/31	1,325	1,819
	Mexico Government International Bond	7.500%	4/8/33	1,000	1,253
	Mexico Government International Bond	6.750%	9/27/34	12,800	14,807
	Mexico Government International Bond	6.050%	1/11/40	13,775	14,615
	Mexico Government International Bond	5.750%	10/12/2010	2,150	1,992
	Panama Government International Bond	7.125%	1/29/26	3,850	4,736
	Panama Government International Bond	8.875%	9/30/27	1,350	1,900
	Panama Government International Bond	9.375%	4/1/29	1,200	1,768
2	Panama Government International Bond	6.700%	1/26/36	5,900	6,896
	Pemex Project Funding Master Trust	6.625%	6/15/35	6,250	6,480
	Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,435
	Peruvian Government International Bond	7.350%	7/21/25	5,800	7,061
	Peruvian Government International Bond	8.750%	11/21/33	3,250	4,403
2	Peruvian Government International Bond	6.550%	3/14/37	5,725	6,355
	Peruvian Government International Bond	5.625%	11/18/50	2,200	2,068
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	4,850	5,167
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,675	1,779
3	Petroleos Mexicanos	6.500%	6/2/41	2,700	2,750
	Province of British Columbia	6.500%	1/15/26	1,500	1,887
	Province of Quebec	7.125%	2/9/24	4,125	5,329
	Province of Quebec	7.500%	9/15/29	4,375	5,868
	Province of Saskatchewan	7.375%	7/15/13	600	676
	Region of Lombardy Italy	5.804%	10/25/32	2,375	2,327
	Republic of Italy	6.875%	9/27/23	6,600	7,467
	Republic of Italy	5.375%	6/15/33	5,675	5,732
	Republic of Korea	5.625%	11/3/25	900	965
	South Africa Government International Bond	6.875%	5/27/19	150	179
	South Africa Government International Bond	5.875%	5/30/22	2,125	2,368
	South Africa Government International Bond	6.250%	3/8/41	1,850	1,996
Total Sovereign Bonds (Cost $209,684)					220,608

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (6.6%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	600	619
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	200	239
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	600	591
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	2,900	2,811
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	475	478
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	200	226
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	1,800	2,252
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	600	646
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	950	1,035
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	3,150	3,412
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,000	2,186
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,550	1,669
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	550	562
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	675	713
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	500	499
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	575	544
California GO	5.700%	11/1/21	1,300	1,364
California GO	6.650%	3/1/22	1,500	1,679
California GO	7.500%	4/1/34	6,125	6,982
California GO	7.950%	3/1/36	1,500	1,641
California GO	7.550%	4/1/39	5,800	6,668
California GO	7.300%	10/1/39	4,625	5,172
California GO	7.350%	11/1/39	2,400	2,700
California GO	7.625%	3/1/40	3,100	3,586
California GO	7.600%	11/1/40	5,600	6,467
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	650	680
Chicago IL Board of Education GO	6.319%	11/1/29	650	658
Chicago IL Board of Education GO	6.138%	12/1/39	700	701
Chicago IL GO	7.781%	1/1/35	675	773
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,300	2,388
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	600	622
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	678
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	5,500	5,851
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	575	629
Chicago IL Water Revenue	6.742%	11/1/40	800	867
Clark County NV Airport Revenue	6.881%	7/1/42	650	667
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,097
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	280	302
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	1,190	1,204
Connecticut GO	5.090%	10/1/30	350	344
Connecticut GO	5.850%	3/15/32	3,250	3,460
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	2,400	2,405

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cook County IL GO	6.229%	11/15/34	1,050	1,084
	Curators of the University of Missouri System Facilities
	Revenue	5.960%	11/1/39	1,000	1,112
	Curators of the University of Missouri System Facilities
	Revenue	5.792%	11/1/41	1,000	1,088
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	883
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	400	378
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,170	2,384
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,600	1,517
	Dallas TX Independent School District GO	6.450%	2/15/35	1,400	1,528
	Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	546
	Denver CO Public Schools Revenue (City & County of
	Denver School District No. 1) COP	7.017%	12/15/37	700	768
	District of Columbia Income Tax Revenue	5.591%	12/1/34	675	704
	District of Columbia Income Tax Revenue	5.582%	12/1/35	625	660
	East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	700	720
	East Bay CA Municipal Utility District Water System
	Revenue	5.874%	6/1/40	1,600	1,679
	Georgia GO	4.503%	11/1/25	825	849
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,700	2,646
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,800	2,649
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	805
	Illinois GO	4.950%	6/1/23	1,700	1,590
	Illinois GO	5.100%	6/1/33	18,125	15,447
	Illinois GO	6.630%	2/1/35	1,050	1,059
	Illinois GO	6.725%	4/1/35	1,000	1,024
	Illinois GO	7.350%	7/1/35	2,250	2,407
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,244
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	584
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	875	931
5	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	500	496
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	612
	Los Angeles CA Community College District GO	6.600%	8/1/42	1,300	1,449
	Los Angeles CA Community College District GO	6.750%	8/1/49	700	808
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	775	778
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	775	787
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	625	629
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	1,375	1,538
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	1,500	1,609
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,000	1,014
	Los Angeles CA Unified School District GO	5.750%	7/1/34	3,700	3,716
	Los Angeles CA Unified School District GO	6.758%	7/1/34	1,700	1,919
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	1,150	1,160
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	700	748
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	700	758
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	850	900
	Massachusetts Development Finance Agency Revenue
	(Harvard University)	6.300%	10/1/37	1,000	1,104
	Massachusetts GO	4.200%	12/1/21	700	721
	Massachusetts GO	4.500%	8/1/31	1,500	1,407
	Massachusetts GO	5.456%	12/1/39	1,900	1,952
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	1,050	1,115
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	913

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	900	904
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	1,200	1,222
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,325	4,026
	Metropolitan New York Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	604
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.548%	11/15/31	500	544
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	700	684
	Metropolitan New York Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	1,750	1,854
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	775	776
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	575	625
	Mississippi GO	5.245%	11/1/34	700	701
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	600	615
6	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	5,250	5,865
	New Jersey Educational Facilities Authority Revenue
	(Princeton University)	5.700%	3/1/39	1,500	1,635
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	1,700	1,710
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,178
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	1,575	1,701
4	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	32
4	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	570	599
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,050	3,708
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,200	4,902
	New York City NY GO	5.206%	10/1/31	1,000	975
	New York City NY GO	6.646%	12/1/31	400	432
	New York City NY GO	6.246%	6/1/35	775	812
	New York City NY GO	5.968%	3/1/36	300	316
	New York City NY GO	5.985%	12/1/36	625	666
	New York City NY GO	5.517%	10/1/37	675	675
	New York City NY GO	6.271%	12/1/37	1,550	1,702
	New York City NY GO	5.846%	6/1/40	1,000	1,039
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	800	836
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	505
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	550	575
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	800	864
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,150	1,255
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	1,000	997
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	2,000	2,144
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	800	873
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	775	807
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	1,900	1,934
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	1,150	1,165

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	1,500	1,617
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.289%	3/15/33	500	496
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	2,000	2,039
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	600	596
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	1,350	1,399
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	625	638
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,500	2,734
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,500	1,436
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,087
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	575	656
	Oregon Department Transportation Highway Usertax
	Revenue	5.834%	11/15/34	1,250	1,320
	Oregon GO	5.762%	6/1/23	600	678
	Oregon GO	5.892%	6/1/27	3,350	3,577
4	Oregon School Boards Association GO	4.759%	6/30/28	1,850	1,663
5	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,486
	Pennsylvania GO	4.650%	2/15/26	1,100	1,125
	Pennsylvania GO	5.350%	5/1/30	1,000	987
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	1,100	1,032
	Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	630
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	742
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	809
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,125	1,226
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,250	3,324
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	700	743
	Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,098
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	1,100	1,022
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	600	660
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	950	959
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,150	1,219
	San Diego County CA Regional Transportation Authority
	Sales Tax Revenue	5.911%	4/1/48	500	518
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,200	1,277
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.000%	11/1/40	1,325	1,354
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.950%	11/1/50	800	922
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	1,000	1,040
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	750	726
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	750	825
	Texas GO	5.517%	4/1/39	2,920	3,082
	Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,078
	Texas Transportation Commission Revenue	5.178%	4/1/30	2,650	2,720
	Texas Transportation Commission Revenue	4.631%	4/1/33	800	760
	Texas Transportation Commission Revenue	4.681%	4/1/40	750	687
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	900	916
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	1,075	1,098
	University of California Revenue	5.770%	5/15/43	2,800	2,772
	University of California Revenue	5.946%	5/15/45	1,400	1,312

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	572
University of Virginia Revenue	6.200%	9/1/39	1,000	1,145
Utah GO	4.554%	7/1/24	1,100	1,152
Utah GO	3.539%	7/1/25	1,200	1,142
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	759
Virginia Commonwealth Transportation Board Federal
Highway Revenue	5.350%	5/15/35	300	308
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	600	631
Washington GO	5.090%	8/1/33	900	907
Washington GO	5.481%	8/1/39	650	672
Washington GO	5.140%	8/1/40	1,775	1,762
5 Wisconsin GO	5.700%	5/1/26	1,400	1,485
Total Taxable Municipal Bonds (Cost $261,795)				271,563
			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
7 Vanguard Market Liquidity Fund (Cost $26,088)	0.140%		26,087,785	26,088
Total Investments (99.3%) (Cost $3,961,520)				4,087,098
Other Assets and Liabilities—Net (0.7%)				27,306
Net Assets (100%)				4,114,404

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $28,382,000, representing 0.7% of net assets.
4 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 842_082011

Vanguard Inflation-Protected
Securities Fund Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Inflation-Protected Securities Fund returned more than 5%, ahead of the average return of peer funds but behind the result for its benchmark index.

> As higher commodity prices fueled inflation expectations, inflation-protected securities were some of the bond market’s best performers.

> Reflecting bond market fundamentals, the 30-day SEC yield for the fund’s Investor Shares turned negative in April—for the first time since the fund’s inception.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	12
Performance Summary.	13
Financial Statements.	14
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	-0.08%	3.19%	2.12%	5.31%
Admiral™ Shares	0.03	3.25	2.06	5.31
Institutional Shares	0.07	3.27	2.07	5.34
Barclays Capital U.S. Treasury Inflation Protected
Securities Index				5.81
Treasury Inflation-Protected Securities Funds
Average				5.14
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$13.00	$13.42	$0.268	$0.000
Admiral Shares	25.54	26.35	0.541	0.000
Institutional Shares	10.40	10.73	0.223	0.000

1

Chairman’s Letter

Dear Shareholder,

Boosted by strong demand from investors seeking protection against the prospect of rising inflation, Treasury Inflation-Protected Securities (TIPS) were one of the bond market’s best-performing sectors for the first half of 2011. The Barclays Capital U.S. Treasury Inflation Protected Securities Index returned 5.81%, well ahead of the 2.22% return of the Barclays Capital U.S. Treasury Index and the 2.72% return of the broad U.S. bond market.

In this favorable environment, Vanguard Inflation-Protected Securities Fund returned 5.31% for both Investor and Admiral Shares for the six months ended June 30, 2011. Institutional Shares returned 5.34% for the half-year. Both the fund’s capital return (from price appreciation) and its income return were positive. Shareholders received two quarterly distributions: Inflation adjustments accounted for about 60% of these payments, while the balance was coupon interest earned on the fund’s bonds.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the

2

year as unsettling headlines (that were unfounded, in our opinion) raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets too, as big economies such as China and Brazil grappled with inflationary pressures.

Inflation and flight to safety bolstered first-half results
Surging prices at the gas pump, supermarket, and elsewhere—especially during the first quarter of 2011—stoked

Market Barometer
			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

investor concern that higher inflation might come sooner rather than later. This in turn led to strong demand for TIPS, even when stock markets were still gaining ground. The TIPS market notched advances in each of the first six months of 2011, while the broad Treasury market posted gains in only two months.

TIPS were also in demand as worries about a potential default on Greek debt dominated headlines again this spring, and investors embraced U.S. Treasury securities of all types.

Anticipating an eventual rise in interest rates from extremely low current levels, Vanguard Fixed Income Group—the fund’s advisor—kept the fund’s duration a bit shorter than that of its benchmark index for most of the period. This strategy is a way to manage the fund’s exposure to price declines when rates rise. (Duration is a measure, in years, of price sensitivity to changes in interest rates.) Although this strategy helped the fund’s 12-month return in 2010, it modestly held back performance in the first half of 2011 compared with that of the fund’s benchmark index.

Please note: In January, the fund adopted a more widely used convention to calculate and report duration for the fund and its index. That’s why average duration has seemingly doubled—from 3.9 years reported at June 30, 2010, to 8.1 years at June 30, 2011. However, the advisor has not changed the fund’s investment strategy, just the calculation methodology.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.22%	0.11%	0.07%	0.82%

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Treasury Inflation-Protected Securities Funds.

4

We believe the new measure more appropriately represents the fund’s sensitivity to interest rate changes.

No cause for alarm about negative yields
Amid exceptionally low interest rates last fall, the yield-to-maturity on 5-year TIPS trading in the marketplace dipped into negative territory. (This also happened briefly in 2008.) After turning modestly positive again in late 2010, 5-year TIPS’ yields have been negative for much of the first half of 2011. (Yields on longer-maturity TIPS have remained positive.) Reflecting the negative yield on many of its holdings, the fund’s 30-day SEC yield for Investor Shares fell below zero for the first time ever on April 1—and remained negative through June 30, when Investor Shares yielded –0.08%, down from 0.73% a year ago.

A negative SEC yield won’t necessarily have a meaningful impact on your quarterly distributions from the fund—because Vanguard’s yield calculation excludes inflation adjustments, an important component of shareholder distributions. (Note that the SEC has not issued guidelines on this aspect of the otherwise standardized yield calculation.) If the actual inflation compensation earned in the previous 30 days were included, the June 30 yield on Investor Shares would have been about 7%, rather than the reported –0.08%. For more discussion of negative yields, please see the box on page 6.

Yields
		30-Day SEC
	Yields on June 30,
Inflation-Protected Securities Fund	2010	2011
Investor Shares	0.73%	–0.08%
Admiral Shares	0.84	0.03
Institutional Shares	0.88	0.07

5

Investment insight

Understanding negative yields on TIPS
The notion of a negative yield may be puzzling, because it implies that investors are paying more for a security than they expect to receive in the form of interest payments and the eventual repayment of principal. This seemingly illogical yield stems from the unique properties of Treasury Inflation-Protected Securities (TIPS)
and Vanguard’s conservative approach to calculating their yields.

The math of TIPS yields
The income generated by TIPS comes from two sources: The yield to maturity at which the bond was purchased, and an inflation adjustment to the principal value.
The purchased yield to maturity is known in advance, just as it is with any fixed income security. The inflation adjustment is based on changes in the Consumer
Price Index (CPI). If the CPI rises, a TIPS’ principal value is adjusted upward, compensating investors for the recent rise in prices. In addition, the bond’s fixed coupon rate is then applied to the larger principal value, resulting in more income that can help investors keep up with inflation. Of course, the value of CPI adjustments cannot be known in advance, and can move up or down.

Many bond funds report a 30-day SEC yield, as an approximation of the fund’s income. For Vanguard Inflation-Protected Securities Fund, we conservatively calculate the 30-day SEC yield using only the TIPS’ purchased yield to maturity, excluding the expected CPI portion as it is not known in advance. Because the
CPI can be volatile, we believe that annualizing one-month figures that can change significantly from month to month could paint a misleading picture of the fund’s yield.

On April 1, 2011, Vanguard’s calculation produced a yield of –0.03% for the fund’s
Investor Shares—the first negative yield in the fund’s history. If we had added the most recent inflation reading to the securities’ fixed interest rates, however, the
Investor Shares would have posted a positive yield of about 5%.

The fund’s negative yield is the direct result of the negative yields offered on many of its underlying holdings, as shorter-maturity TIPS have negative real yields associated with the very weak economic recovery. The extremely low, and in some cases negative, yields on many short-term TIPS in turn result from the extremely low yields on conventional Treasuries coupled with market expectations for inflation. Investors expect future inflation to be high enough to produce positive
TIPS returns after future inflation adjustments are made.

For more information about investing in TIPS, see TIPS and the nature of inflation protection at https://personal.vanguard.com/pdf/rpd23.pdf.

6

Diversification can help manage multiple dimensions of risk
During the steep run up in prices for consumers’ most frequent purchases—gas and groceries—clients asked if we were in for a revival of the 1970s style of persistently high inflation. Analysis by Vanguard’s economists suggests that’s not likely for several reasons—for example, some of the key inflation drivers are growing at a much lower rate today than they were in the 1970s. Although prices have since eased a bit, that doesn’t mean you shouldn’t think about inflation, which can erode the purchasing power of your savings.

Unfortunately, there is no fail-safe strategy to combat rising prices of goods and services. The TIPS held in Vanguard Inflation-Protected Securities Fund can help provide inflation insurance. But there is no magic with TIPS: Investors can still lose principal value when interest rates rise. Vanguard believes that holding a low-cost mutual fund portfolio that is balanced and diversified across stocks, bonds, and other types of assets is still the most prudent strategy to consider for managing inflation—and other dimensions of risk—especially over the long term.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2011

7

Advisor’s Report

For the six months ended June 30, 2011, all share classes of Vanguard Inflation-Protected Securities Fund returned about 5%. Their returns were a bit behind the result for the benchmark—the Barclays Capital U.S. Treasury Inflation Protected Securities Index—but ahead of the average return of peer funds. With strong demand driving up prices, inflation-protected securities notched one of the best returns of all the bond market sectors, outpacing the approximately 2% return of the Barclays Capital U.S. Treasury Index.

The investment environment
There was a notable shift in investors’ risk appetite from the first quarter to the second quarter. During the first quarter, stocks were favored over the still-very-low interest rates available on bonds. In Wall Street vernacular, the “risk trade” was on. On balance, U.S. economic news was positive and stock markets kept climbing—anticipating the stimulative effects of the Federal Reserve’s second round of purchasing U.S. Treasury securities, known as quantitative easing (QE2). After a temporary pullback after the tragic earthquake and tsunami in Japan, during which Treasuries were favored, stocks resumed their upward march.

The risk trade was turned off in the second quarter. Fresh signs emerged that global economic growth might be stalling amid sharply higher oil prices and supply chain disruptions that originated in Japan. At the same time, investors were drawn to the safety of U.S. Treasury securities by renewed fears of a Greek debt default

Yields of U.S. Treasury Bonds
	December 31,	June 30,
Maturity	2010	2011
2 years	0.60%	0.46%
3 years	0.99	0.79
5 years	2.01	1.76
10 years	3.30	3.16
30 years	4.34	4.38
Source: Vanguard.

8

(which was averted by a second round of austerity measures and promised bailout funds) and Portugal’s need for a bailout as well.

Strong second-quarter demand drove Treasury bond prices up and pulled their yields down. For the six months from December 31, 2010, through June 30, 2011, conventional Treasury yields declined across most maturities. (The terms “conventional” and “nominal” are used interchangeably to refer to bonds that are not adjusted for inflation.) For example, the 10-year Treasury yield fell 14 basis points, from 3.30% to 3.16%, but the 30-year yield inched up.

The real yields on some Treasury Inflation-Protected Securities (TIPS) declined even more than like-maturity Treasuries. (The yields on TIPS are “real,” before inflation expectations are built in, in contrast to nominal Treasury yields. By yield, we mean yield to maturity.) Investors sought TIPS not only for safety but also for inflation protection—especially during the sharp run-up in crude oil and other commodity prices this spring. As prices rose, the real yield on 10-year TIPS fell more than one-quarter percentage point from year-end 2010, to 0.70% on June 30, 2011, while 5-year TIPS’ real yields have been negative—a phenomenon that bears some explaining.

As we noted in our annual report, last October the U.S. Treasury Department auctioned a new issue of 5-year TIPS at a negative real yield to maturity (–0.55%) for the first time ever. Yields on outstanding TIPS also slipped into negative territory for a while last autumn, turned positive again, and have been mostly negative in 2011. Here are two ways to think about the anomaly of negative yields.

First, start with the yield of a conventional Treasury bond, the reference point for pricing all other bonds, including TIPS. Because a conventional Treasury bond and a TIPS have exactly the same credit quality, the difference between their yields to maturity primarily reflects investors’ expectations of inflation. This difference is known as the break-even inflation rate—because, if inflation matches this break-even rate, the total return from TIPS and conventional Treasuries of the same maturity can be expected to be nearly the same.

Of course, investors’ expectations for future inflation are influenced by many factors, but some historical perspective is helpful: The average annual U.S. inflation rate over the past 100 years was about 3.0%; the average of the past decade was about 2.5%. When yields on conventional 5-year Treasury bonds fell to the low 2% range, subtracting an expected inflation rate of about 2.5% produced a negative real yield for those conventional Treasuries as well as for TIPS. Both conventional 5-year Treasuries and 5-year TIPS have negative real yields—they are just more visible for TIPS bonds because their real yields are explicitly quoted in the market. Although TIPS’ real yields are negative, the positive expected inflation is more than offsetting, so the total expected income from yield and inflation is positive. (Please

9

see the Investment Insight box on page 6 of the Chairman’s Letter for more discussion of negative yields.)

Management of the fund
Both the fund’s income return (including inflation adjustments) and capital return from price appreciation were positive for all share classes, as shown in the table on page 1. As we manage the fund, we seek to approximate the characteristics of its benchmark. Anticipating a rise in interest rates, we continued to keep the fund’s duration a bit shorter than that of the benchmark. This detracted modestly from our six-month results. (Please note: We have changed the method used to calculate duration for the fund and its index; this is not an investment strategy change, merely a change in calculation method that we believe more appropriately reflects sensitivity to changes in interest rates.)

Also, because both the fund and its benchmark include only about 30–35 bonds, our choice of TIPS can influence the fund’s relative performance; at the margin, security selection held back our six-month results.

Investment outlook
On June 30, as planned, the Federal Reserve completed QE2, which entailed the purchase of $600 billion of Treasury securities, including TIPS. We don’t expect the end of QE2 to have any significant implications for the market. At the margin, it may contribute to an easing in inflationary trends and expectations, as the absence of any new stimulus could temper expectations for economic growth.

We do not anticipate a significant increase in actual inflation, or in inflation expectations, over the next year or so. Among the factors that suggest that inflation will remain under control—barring another commodities price shock—are underutilized manufacturing capacity and recent upticks in the unemployment rate.

Also, the Federal Reserve has lowered its expectations for the U.S. economy’s growth rate for the second half of 2011. Although the economy’s loss of momentum feels more like a pothole than a soft patch to our economists, they remain cautiously optimistic in their outlook—which anticipates a recovery strong enough to bring down the unemployment rate. Vanguard’s proprietary economic indicators suggest that the odds of a muted, uneven, and ultimately “U-shaped” job market recovery are basically unchanged from early 2011, although our economists recognize that there may be more downside risks to their forecasts now and that conditions may get worse before they get better.

With a break-even inflation rate of 2.46% at June 30 (up from 2.30% at December 31), we believe 10-year TIPS are fairly priced in the marketplace relative to conventional Treasuries. As a result, we don’t expect TIPS’ returns to vary significantly from the returns of conventional Treasuries over the next year or so. That said, however, near-term spikes in commodity prices can have a significant and immediate impact on inflation expectations and on demand for TIPS—as we saw earlier this year, when crude oil

10

prices in major global markets rose well above $100 per barrel, a level not seen since 2008.

On the supply side, the Treasury Department has auctioned TIPS more frequently this year, selling about $67 billion of TIPS through the end of June. Treasury appears on pace to set a record for annual TIPS issuance, with a stated target of $120 billion to $125 billion of TIPS sales this year. The higher issuance helped nudge up TIPS’ share of total U.S. Treasury debt outstanding from about 10% in late 2010 to about 11% in mid-2011 (still well below 2008 levels, when TIPS represented about 17% of all Treasury debt). Larger and more frequent sales of TIPS are a plus for investors, because they increase the liquidity in the marketplace, which makes for more reliable price discovery and trading.

John W. Hollyer, CFA, Principal

Kenneth E. Volpert, CFA, Principal

Vanguard Fixed Income Group

July 26, 2011

11

Inflation-Protected Securities Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.22%	0.11%	0.07%
30-Day SEC Yield[2]	-0.08%	0.03%	0.07%

Financial Attributes
		Barclays
		Inflation	Barclays
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	36	31	7,979
Yield to Maturity
(before expenses)	2.7%	2.7%	2.8%
Average Coupon	1.9%	1.9%	4.2%
Average Duration	8.1 years	8.1 years	5.2 years
Average Effective
Maturity	9.0 years	9.0 years	7.4 years
Short-Term
Reserves	0.2%	—	—
Sector Diversification (% of portfolio)
Treasury/Agency			99.5%
Other			0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.99	0.51
Beta	1.01	1.49

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	17.6
3 - 5 Years	19.5
5 - 10 Years	31.3
10 - 20 Years	26.3
20 - 30 Years	4.8

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.5%
Aaa	0.5

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares.

2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

12

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011
				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	4.32%	3.29%	7.61%	7.89%
2002	4.55	12.06	16.61	16.57
2003	3.86	4.14	8.00	8.40
2004	4.79	3.48	8.27	8.46
2005	5.44	-2.85	2.59	2.84
2006	3.40	-2.97	0.43	0.41
2007	5.90	5.69	11.59	11.63
2008	4.62	-7.47	-2.85	-2.35
2009	1.86	8.94	10.80	11.41
2010	2.58	3.59	6.17	6.31
2011	3.19	2.12	5.31	5.81
Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	6/29/2000	7.22%	6.53%	4.11%	2.58%	6.69%
Admiral Shares	6/10/2005	7.28	6.63	4.39[1]	0.92[1]	5.31[1]
Institutional Shares	12/12/2003	7.28	6.66	4.36[1]	1.22[1]	5.58[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

13

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (98.9%)
	United States Treasury Inflation Indexed Bonds	3.000%	7/15/12	864,275	1,128,058
1	United States Treasury Inflation Indexed Bonds	0.625%	4/15/13	335,000	366,876
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	1,197,875	1,558,082
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,530,000	2,006,052
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	994,000	1,120,221
	United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	952,845	1,239,570
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	790,215	1,009,300
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,325,600	1,434,409
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	823,725	1,049,484
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	638,050	803,108
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	1,270,000	1,322,342
	United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	774,425	986,423
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	645,525	820,826
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	1,324,025	1,670,026
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	898,600	1,060,264
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	786,500	889,890
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	496,600	590,436
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	573,950	675,498
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	873,000	972,511
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	871,100	948,880
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	2,123,000	2,263,546
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,213,770	1,662,515
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,144,698	1,416,098
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,187,889	1,508,820
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	832,125	934,099
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	663,890	1,215,117
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	637,700	775,320
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	924,200	1,731,037
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	56,500	94,610
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	519,130	586,188
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	890,500	990,716
Total U.S. Government and Agency Obligations (Cost $32,255,266)					34,830,322

				Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund
	(Cost $86,097)	0.140%		86,096,648	86,097
Total Investments (99.1%) (Cost $32,341,363)					34,916,419

14

Inflation-Protected Securities Fund

Market
Value
($000)
Other Assets and Liabilities (0.9%)
Other Assets	498,454
Liabilities	(189,643)
308,811
Net Assets (100%)	35,225,230

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	32,545,612
Undistributed Net Investment Income	355,991
Accumulated Net Realized Losses	(243,515)
Unrealized Appreciation (Depreciation)
Investment Securities	2,575,056
Futures Contracts	(7,914)
Net Assets	35,225,230

Investor Shares—Net Assets
Applicable to 1,041,139,380 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,971,139
Net Asset Value Per Share—Investor Shares	$13.42

Admiral Shares—Net Assets
Applicable to 463,880,020 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,225,273
Net Asset Value Per Share—Admiral Shares	$26.35

Institutional Shares—Net Assets
Applicable to 841,158,925 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,028,818
Net Asset Value Per Share—Institutional Shares	$10.73

See Note A in Notes to Financial Statements.
1 Securities with a value of $30,477,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Interest[1]	1,105,832
Total Income	1,105,832
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,458
Management and Administrative—Investor Shares	11,307
Management and Administrative—Admiral Shares	3,726
Management and Administrative—Institutional Shares	958
Marketing and Distribution—Investor Shares	2,166
Marketing and Distribution—Admiral Shares	1,729
Marketing and Distribution—Institutional Shares	1,274
Custodian Fees	81
Shareholders’ Reports—Investor Shares	115
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Institutional Shares	18
Trustees’ Fees and Expenses	16
Total Expenses	23,870
Net Investment Income	1,081,962
Realized Net Gain (Loss)
Investment Securities Sold	109,951
Futures Contracts	(71,027)
Realized Net Gain (Loss)	38,924
Change in Unrealized Appreciation (Depreciation)
Investment Securities	617,803
Futures Contracts	(7,057)
Change in Unrealized Appreciation (Depreciation)	610,746
Net Increase (Decrease) in Net Assets Resulting from Operations	1,731,632
1 Interest income from an affiliated company of the fund was $599,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,081,962	790,583
Realized Net Gain (Loss)	38,924	139,190
Change in Unrealized Appreciation (Depreciation)	610,746	927,194
Net Increase (Decrease) in Net Assets Resulting from Operations	1,731,632	1,856,967
Distributions
Net Investment Income
Investor Shares	(273,382)	(329,789)
Admiral Shares	(246,582)	(270,301)
Institutional Shares	(180,888)	(190,768)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(700,852)	(790,858)
Capital Share Transactions
Investor Shares	575,485	(520,155)
Admiral Shares	425,448	2,438,664
Institutional Shares	1,054,193	1,555,333
Net Increase (Decrease) from Capital Share Transactions	2,055,126	3,473,842
Total Increase (Decrease)	3,085,906	4,539,951
Net Assets
Beginning of Period	32,139,324	27,599,373
End of Period[1]	35,225,230	32,139,324
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $355,991,000 and ($25,119,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
Six Months					Feb. 1,
	Ended				2007 to	Year Ended
For a Share Outstanding	June 30,	Year Ended December 31,			Dec. 31,	January 31,
Throughout Each Period	2011	2010	2009	2008	2007[1]	2007	2006
Net Asset Value,
Beginning of Period	$13.00	$12.55	$11.52	$12.45	$11.80	$12.18	$12.57
Investment Operations
Net Investment Income	.414	.319	.210	.614	.651	.483	.573
Net Realized and
Unrealized Gain (Loss)
on Investments	.274	.448	1.034	(.930)	.646	(.437)	(.230)
Total from
Investment Operations	.688	.767	1.244	(.316)	1.297	.046	.343
Distributions
Dividends from
Net Investment Income	(.268)	(.317)	(.214)	(.614)	(.647)	(.407)	(.681)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	(.052)
Return of Capital	—	—	—	—	—	(.019)	—
Total Distributions	(.268)	(.317)	(.214)	(.614)	(.647)	(.426)	(.733)
Net Asset Value,
End of Period	$13.42	$13.00	$12.55	$11.52	$12.45	$11.80	$12.18

Total Return[2]	5.31%	6.17%	10.80%	-2.85%	11.40%	0.43%	2.76%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$13,971	$12,979	$12,946	$8,593	$6,662	$5,361	$6,227
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.25%	0.20%	0.20%[3]	0.20%	0.20%
Ratio of Net Investment
Income to Average
Net Assets	6.46%	2.48%	2.00%	5.02%	5.92%[3]	3.87%	4.83%
Portfolio Turnover Rate	22%	29%	14%	28%	21%	53%	47%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
Six Months					Feb. 1,	Year	June 10,
	Ended				2007 to	Ended	2005[2] to
For a Share Outstanding	June 30,	Year Ended December 31,			Dec. 31,	Jan. 31,	Jan. 31,
Throughout Each Period	2011	2010	2009	2008	2007[1]	2007	2006
Net Asset Value,
Beginning of Period	$25.54	$24.65	$22.62	$24.45	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	.828	.654	.441	1.226	1.299	.971	.683
Net Realized and
Unrealized Gain (Loss)
on Investments	.523	.888	2.037	(1.829)	1.278	(.858)	(.432)
Total from
Investment Operations	1.351	1.542	2.478	(.603)	2.577	.113	.251
Distributions
Dividends from
Net Investment Income	(.541)	(.652)	(.448)	(1.227)	(1.297)	(.815)	(1.315)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	(.026)
Return of Capital	—	—	—	—	—	(.038)	—
Total Distributions	(.541)	(.652)	(.448)	(1.227)	(1.297)	(.853)	(1.341)
Net Asset Value,
End of Period	$26.35	$25.54	$24.65	$22.62	$24.45	$23.17	$23.91

Total Return	5.31%	6.31%	10.96%	-2.78%	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$12,225	$11,440	$8,723	$4,726	$3,487	$2,523	$2,474
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.11%	0.11%[3]	0.11%	0.11%[3]
Ratio of Net Investment
Income to Average
Net Assets	6.57%	2.59%	2.13%	5.11%	6.01%[3]	3.96%	4.92%[3]
Portfolio Turnover Rate	22%	29%	14%	28%	21%	53%	47%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Inception.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
Six Months					Feb. 1,
	Ended				2007 to	Year Ended
For a Share Outstanding	June 30,	Year Ended December 31,			Dec. 31,	January 31,
Throughout Each Period	2011	2010	2009	2008	2007[1]	2007	2006
Net Asset Value,
Beginning of Period	$10.40	$10.04	$9.21	$9.96	$9.44	$9.74	$10.06
Investment Operations
Net Investment Income	.339	.271	.181	.502	.532	.398	.471
Net Realized and
Unrealized Gain (Loss)
on Investments	.214	.359	.834	(.751)	.521	(.348)	(.194)
Total from
Investment Operations	.553	.630	1.015	(.249)	1.053	.050	.277
Distributions
Dividends from
Net Investment Income	(.223)	(.270)	(.185)	(.501)	(.533)	(.335)	(.556)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	(.041)
Return of Capital	—	—	—	—	—	(.015)	—
Total Distributions	(.223)	(.270)	(.185)	(.501)	(.533)	(.350)	(.597)
Net Asset Value,
End of Period	$10.73	$10.40	$10.04	$9.21	$9.96	$9.44	$9.74

Total Return	5.34%	6.33%	11.03%	-2.81%	11.58%	0.57%	2.79%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$9,029	$7,720	$5,931	$3,250	$2,248	$1,673	$1,238
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.09%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment
Income to Average
Net Assets	6.61%	2.63%	2.16%	5.14%	6.04%[2]	3.99%	4.95%
Portfolio Turnover Rate	22%	29%	14%	28%	21%	53%	47%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

21

Inflation-Protected Securities Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $5,451,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	34,830,322	—
Temporary Cash Investments	86,097	—	—
Futures Contracts—Assets[1]	5,656	—	—
Futures Contracts—Liabilities[1]	(3,455)	—	—
Total	88,298	34,830,322	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2–Year U.S. Treasury Note	September 2011	5,755	1,262,323	(950)
10–Year U.S. Treasury Note	September 2011	(5,111)	(625,219)	(2,532)
5–Year U.S. Treasury Note	September 2011	4,233	504,554	(5,101)
30–Year U.S. Treasury Bond	September 2011	(204)	(25,098)	669

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax

22

Inflation-Protected Securities Fund

character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $193,625,000 to offset future net capital gains of $25,198,000 through December 31, 2015, $13,094,000 through December 31,2016, and $155,333,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $89,671,000 through December 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At June 30, 2011, the cost of investment securities for tax purposes was $32,431,034,000. Net unrealized appreciation of investment securities for tax purposes was $2,485,385,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $6,037,941,000 of investment securities and sold $3,527,264,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,334,106	176,345	5,006,041	387,720
Issued in Lieu of Cash Distributions	250,743	18,773	301,721	23,521
Redeemed	(2,009,364)	(152,086)	(5,827,917)	(444,595)
Net Increase (Decrease)—Investor Shares	575,485	43,032	(520,155)	(33,354)
Admiral Shares
Issued	1,929,038	74,053	5,110,172	198,605
Issued in Lieu of Cash Distributions	220,906	8,424	242,729	9,631
Redeemed	(1,724,496)	(66,538)	(2,914,237)	(114,168)
Net Increase (Decrease)—Admiral Shares	425,448	15,939	2,438,664	94,068
Institutional Shares
Issued	1,746,664	164,438	2,738,008	264,447
Issued in Lieu of Cash Distributions	169,568	15,874	179,127	17,446
Redeemed	(862,039)	(81,306)	(1,361,802)	(130,385)
Net Increase (Decrease)—Institutional Shares	1,054,193	99,006	1,555,333	151,508

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,053.11	$1.12
Admiral Shares	1,000.00	1,053.10	0.56
Institutional Shares	1,000.00	1,053.37	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the fund’s bonds will fluctuate in response to a change in “real” interest rates—meaning rates without inflation expectations built in. Real interest rates are reflected in market yields for inflation-adjusted securities. To see how the fund’s bond values could change, multiply the average duration by the change in real rates. For example, if the average duration were five years, then the value of the fund’s bonds would decline by about 5% if real interest rates rose by 1 percentage point. Conversely, if real rates fell by a percentage point, the value of the bonds would rise about 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” For this report, credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

27

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. This term generally refers to the rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates. For the Inflation-Protected Securities Fund, the calculation is modified by adding in the inflation adjustment made over the past 12 months. This change results in a figure more directly comparable to the yield-to-maturity figures for other types of bond funds. (An unmodified yield to maturity is used in calculating the fund’s 30-Day SEC Yield.)

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082011

Vanguard Total Bond Market II
Index Fund Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Total Bond Market II Index Fund returned 2.48% for Investor Shares and 2.51% for Institutional Shares, in line with its target benchmark index.

> All sectors of the broad investment-grade U.S. bond market posted solid six-month results.

> Market sentiment changed dramatically during the period as bond investors began favoring U.S. Treasury securities, government-related bonds, and investment-grade corporate bonds over riskier investments.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	94
Trustees Approve Advisory Arrangement.	96
Glossary.	97

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	2.54%	1.53%	0.95%	2.48%
Institutional Shares	2.59	1.56	0.95	2.51
Barclays Capital U.S. Aggregate Float Adjusted
Index				2.71
Intermediate Investment-Grade Debt Funds
Average				2.76
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.50	$10.60	$0.159	$0.000
Institutional Shares	10.50	10.60	0.161	0.000

1

Chairman’s Letter

Dear Shareholder,

In the first half of 2011, Vanguard Total Bond Market II Index Fund—which is used as a component of “funds of funds”—captured most of the performance of the broad investment-grade bond market. The fund, which primarily invests in U.S. Treasury and agency bonds, government mortgage-backed securities, and corporate bonds, returned 2.48% for Investor Shares even as interest rates hovered near generational lows.

The ride wasn’t smooth, however, as investors’ tolerance for risk shifted in reaction to a variety of events—economic, political, and even geophysical—in the United States and abroad. In the past three months, the stock market plunged for a time and a rally in particularly risky high-yield bonds began losing steam. But for investment-grade bonds such as those held by the Total Bond Market II Index Fund, the growing distaste for risk proved beneficial.

Reflecting the rising demand and, therefore, rising prices for these types of bonds, the SEC yield for the fund’s Investor Shares declined modestly to 2.54% on June 30, from 2.60% six months earlier.

Shifting views of risk created varied results in other markets
During the half-year, other parts of the fixed income market experienced the shift in risk tolerance differently. For example, municipal securities were

2

hammered early in the year by several factors, including unsettling headlines that raised doubts about their safety. Toward the end, investors’ worries began to recede, prices rose, and municipals outperformed the broad taxable market. I’ve already noted the decline in appetite that occurred for high-yield bonds, although they still produced a six-month return of about 5%.

In global stock markets, investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices climbed unsteadily, rallying through the first four months of 2011, pulling back as economic news turned gloomier, then bouncing up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by concerns over possible European sovereign-debt defaults and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

Throughout the period, money market instruments continued to offer nearly invisible yields, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Market Barometer
			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

The fund’s returns strengthened as investors’ mood changed
The half-year ended June 30 was a particularly event-filled time for bond investors. During the first three months, investors appeared comfortable with risk as the global economy expanded and the U.S. economy continued its slow but steady recovery. Market participants were undeterred by the unfolding events in Japan, North Africa, and the Mideast. Stocks surged and a rally in high-yield bonds continued unabated.

By contrast, the broad investment-grade bond market returned a skimpy 0.27% for the first quarter. Within that market, investors favored the riskier corporate bond segment (which returned close to 1%) over higher-quality Treasuries and U.S.-government-related debt, which produced negative returns for the quarter.

Then market sentiment shifted. From April through June, risk-aversion grew as markets wrestled with the potential impact of events in the United States and abroad. What had been another simmering sovereign-debt drama in Greece boiled over, heightening worries about potential defaults by other fiscally stretched European nations and the possible effects on financial institutions. Further stoking the uncertainty was unexpected news that the U.S. economic recovery seemed to be slowing, just as investors were anticipating the June 30 end of the Federal Reserve’s stimulative bond-buying program.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.12%	0.07%	0.91%

The fund expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.12% for Investor Shares and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Intermediate Investment-Grade Debt Funds.

4

During the final three months of the period, investor’s heightened sensitivity to risk bolstered demand for Treasuries and government-related bonds, despite the debate in Washington over the nation’s deficit and credit standing. Each segment of the investment-grade market produced solid results for the quarter and, as a result, for the six months as a whole.

Some age-old counsel for an unsettled era
Over the decades, our counsel to clients has remained consistent, even boring: Build a broadly diversified, low-cost portfolio that includes a mix of stock and bond funds and short-term investments consistent with your goals and circumstances. In its role as an underlying fund in a fund of funds, Vanguard Total Bond Market II Index Fund can serve as an important component of such a plan because of its low cost and broad diversification.

Since the financial crisis, of course, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes. Impulsive portfolio changes can do damage to sensible long-term investment plans. Making a commitment to those plans, by contrast, has proven to be a reliable strategy for enhancing wealth.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 21, 2011

5

Total Bond Market II Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.12%	0.07%
30-Day SEC Yield	2.54%	2.59%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,415	7,979
Yield to Maturity
(before expenses)	2.7%	2.8%
Average Coupon	4.1%	4.2%
Average Duration	5.2 years	5.2 years
Average Effective
Maturity	7.4 years	7.4 years
Short-Term
Reserves	1.1%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Commercial Mortgage-Backed	2.5
Finance	7.4
Foreign	4.6
Government Mortgage-Backed	28.3
Industrial	10.6
Treasury/Agency	42.3
Utilities	2.3
Other	1.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.4%
1 - 3 Years	25.1
3 - 5 Years	15.2
5 - 10 Years	44.1
10 - 20 Years	5.6
20 - 30 Years	8.3
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	70.5%
Aaa	5.4
Aa	4.9
A	10.1
Baa	9.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.12% for Investor Shares and 0.07% for Institutional Shares.

6

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2009, Through June 30, 2011
				Spliced
				Barclays
				Aggregate
				Float Adj
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.39%
2010	3.42	3.00	6.42	6.58
2011	1.53	0.95	2.48	2.71

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009;
Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

				Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	1/26/2009	3.56%	3.57%	2.71%	6.28%
Institutional Shares	2/17/2009	3.62	3.60	2.65	6.25

See Financial Highlights for dividend and capital gains information.

7

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.9%)
U.S. Government Securities (35.4%)
United States Treasury Note/Bond	1.875%	6/15/12	66,800	67,844
United States Treasury Note/Bond	4.875%	6/30/12	43,675	45,688
United States Treasury Note/Bond	0.625%	7/31/12	395,190	396,794
United States Treasury Note/Bond	4.625%	7/31/12	201,425	210,930
United States Treasury Note/Bond	1.750%	8/15/12	494,975	503,251
United States Treasury Note/Bond	0.375%	8/31/12	51,075	51,139
United States Treasury Note/Bond	4.125%	8/31/12	500	522
United States Treasury Note/Bond	1.375%	9/15/12	379,375	384,295
United States Treasury Note/Bond	0.375%	9/30/12	72,300	72,379
United States Treasury Note/Bond	4.250%	9/30/12	1,400	1,469
United States Treasury Note/Bond	1.375%	10/15/12	192,390	195,005
United States Treasury Note/Bond	3.875%	10/31/12	12,994	13,605
United States Treasury Note/Bond	1.375%	11/15/12	20,005	20,289
United States Treasury Note/Bond	4.000%	11/15/12	243,175	255,373
United States Treasury Note/Bond	0.500%	11/30/12	27,125	27,188
United States Treasury Note/Bond	3.375%	11/30/12	9,020	9,405
United States Treasury Note/Bond	1.125%	12/15/12	19,185	19,398
United States Treasury Note/Bond	0.625%	12/31/12	42,690	42,857
United States Treasury Note/Bond	1.375%	1/15/13	600	609
United States Treasury Note/Bond	1.375%	2/15/13	184,800	187,716
United States Treasury Note/Bond	3.875%	2/15/13	10,275	10,851
United States Treasury Note/Bond	0.625%	2/28/13	79,275	79,572
United States Treasury Note/Bond	2.750%	2/28/13	26,075	27,090
United States Treasury Note/Bond	1.375%	3/15/13	15,235	15,483
United States Treasury Note/Bond	0.750%	3/31/13	221,830	223,079
United States Treasury Note/Bond	1.750%	4/15/13	126,550	129,496
United States Treasury Note/Bond	0.625%	4/30/13	242,500	243,295
United States Treasury Note/Bond	1.375%	5/15/13	250,000	254,335
United States Treasury Note/Bond	3.625%	5/15/13	21,175	22,429
United States Treasury Note/Bond	0.500%	5/31/13	9,095	9,102
United States Treasury Note/Bond	3.500%	5/31/13	16,300	17,242
United States Treasury Note/Bond	1.125%	6/15/13	36,950	37,423
United States Treasury Note/Bond	0.375%	6/30/13	7,400	7,386
United States Treasury Note/Bond	3.375%	6/30/13	3,200	3,385
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,479
United States Treasury Note/Bond	0.750%	8/15/13	349,275	351,077
United States Treasury Note/Bond	4.250%	8/15/13	38,600	41,646

8

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.125%	8/31/13	90,225	95,286
United States Treasury Note/Bond	0.750%	9/15/13	171,000	171,775
United States Treasury Note/Bond	3.125%	9/30/13	3,450	3,649
United States Treasury Note/Bond	0.500%	10/15/13	79,875	79,738
United States Treasury Note/Bond	2.750%	10/31/13	8,050	8,451
United States Treasury Note/Bond	4.250%	11/15/13	40,800	44,287
United States Treasury Note/Bond	2.000%	11/30/13	19,950	20,611
United States Treasury Note/Bond	0.750%	12/15/13	750	752
United States Treasury Note/Bond	1.500%	12/31/13	13,735	14,025
United States Treasury Note/Bond	1.000%	1/15/14	27,550	27,787
United States Treasury Note/Bond	1.750%	1/31/14	325	334
United States Treasury Note/Bond	1.250%	2/15/14	188,700	191,414
United States Treasury Note/Bond	1.875%	2/28/14	295,650	304,750
United States Treasury Note/Bond	1.250%	3/15/14	238,310	241,699
United States Treasury Note/Bond	1.750%	3/31/14	114,500	117,630
United States Treasury Note/Bond	1.250%	4/15/14	262,810	266,424
United States Treasury Note/Bond	1.875%	4/30/14	23,325	24,047
United States Treasury Note/Bond	1.000%	5/15/14	150,715	151,681
United States Treasury Note/Bond	4.750%	5/15/14	50,400	56,094
United States Treasury Note/Bond	2.250%	5/31/14	89,650	93,418
United States Treasury Note/Bond	0.750%	6/15/14	136,450	136,237
United States Treasury Note/Bond	2.625%	6/30/14	114,650	120,759
United States Treasury Note/Bond	2.625%	7/31/14	37,125	39,126
United States Treasury Note/Bond	4.250%	8/15/14	94,225	104,104
United States Treasury Note/Bond	2.375%	8/31/14	81,800	85,558
United States Treasury Note/Bond	2.375%	9/30/14	27,450	28,715
United States Treasury Note/Bond	2.375%	10/31/14	162,250	169,628
United States Treasury Note/Bond	2.125%	11/30/14	256,475	265,893
United States Treasury Note/Bond	2.625%	12/31/14	280,025	295,032
United States Treasury Note/Bond	2.250%	1/31/15	67,400	70,096
United States Treasury Note/Bond	4.000%	2/15/15	7,895	8,698
United States Treasury Note/Bond	11.250%	2/15/15	12,075	16,409
United States Treasury Note/Bond	2.375%	2/28/15	1,000	1,044
United States Treasury Note/Bond	4.125%	5/15/15	28,800	31,937
United States Treasury Note/Bond	2.125%	5/31/15	22,400	23,145
United States Treasury Note/Bond	1.875%	6/30/15	5,000	5,115
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,437
United States Treasury Note/Bond	1.250%	10/31/15	1,685	1,670
United States Treasury Note/Bond	4.500%	11/15/15	13,125	14,809
United States Treasury Note/Bond	9.875%	11/15/15	69,875	94,855
United States Treasury Note/Bond	1.375%	11/30/15	425	423
United States Treasury Note/Bond	2.125%	12/31/15	3,265	3,350
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,155
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,687
United States Treasury Note/Bond	2.125%	2/29/16	12,256	12,541
United States Treasury Note/Bond	2.375%	3/31/16	135,175	139,759
United States Treasury Note/Bond	2.000%	4/30/16	25	25
United States Treasury Note/Bond	2.625%	4/30/16	94,050	98,224
United States Treasury Note/Bond	5.125%	5/15/16	42,525	49,395
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,881
United States Treasury Note/Bond	1.750%	5/31/16	1,875	1,877
United States Treasury Note/Bond	3.250%	5/31/16	11,175	11,992
United States Treasury Note/Bond	3.250%	6/30/16	57,575	61,722
United States Treasury Note/Bond	4.875%	8/15/16	625	720
United States Treasury Note/Bond	3.000%	8/31/16	180,475	190,993

9

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.000%	9/30/16	327,950	346,604
United States Treasury Note/Bond	3.125%	10/31/16	315,950	335,599
United States Treasury Note/Bond	4.625%	11/15/16	850	970
United States Treasury Note/Bond	7.500%	11/15/16	17,950	23,147
United States Treasury Note/Bond	2.750%	11/30/16	225,425	234,866
United States Treasury Note/Bond	3.250%	12/31/16	270,775	288,630
United States Treasury Note/Bond	3.125%	1/31/17	224,675	238,050
United States Treasury Note/Bond	4.625%	2/15/17	4,025	4,589
United States Treasury Note/Bond	3.000%	2/28/17	56,675	59,606
United States Treasury Note/Bond	3.250%	3/31/17	115,650	123,131
United States Treasury Note/Bond	3.125%	4/30/17	337,350	356,484
United States Treasury Note/Bond	4.500%	5/15/17	44,850	50,863
United States Treasury Note/Bond	8.750%	5/15/17	35,864	49,206
United States Treasury Note/Bond	2.750%	5/31/17	222,000	229,597
United States Treasury Note/Bond	2.500%	6/30/17	83,300	84,849
United States Treasury Note/Bond	4.750%	8/15/17	41,200	47,348
United States Treasury Note/Bond	8.875%	8/15/17	41,325	57,383
United States Treasury Note/Bond	1.875%	9/30/17	179,425	175,277
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,618
United States Treasury Note/Bond	2.875%	3/31/18	71,825	73,924
United States Treasury Note/Bond	2.625%	4/30/18	4,225	4,275
United States Treasury Note/Bond	3.875%	5/15/18	16,825	18,418
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,330
United States Treasury Note/Bond	4.000%	8/15/18	129,925	143,080
United States Treasury Note/Bond	3.750%	11/15/18	202,750	219,477
United States Treasury Note/Bond	2.750%	2/15/19	175	177
United States Treasury Note/Bond	8.875%	2/15/19	43,775	63,050
United States Treasury Note/Bond	3.125%	5/15/19	5,650	5,829
United States Treasury Note/Bond	3.625%	8/15/19	424,475	451,934
United States Treasury Note/Bond	8.125%	8/15/19	27,200	38,042
United States Treasury Note/Bond	3.375%	11/15/19	365,313	380,554
United States Treasury Note/Bond	3.625%	2/15/20	10,365	10,956
United States Treasury Note/Bond	3.500%	5/15/20	164,995	172,111
United States Treasury Note/Bond	2.625%	8/15/20	45,420	43,922
United States Treasury Note/Bond	8.750%	8/15/20	81,655	119,574
United States Treasury Note/Bond	2.625%	11/15/20	8,870	8,536
United States Treasury Note/Bond	3.625%	2/15/21	55,040	57,336
United States Treasury Note/Bond	7.875%	2/15/21	70,550	98,880
United States Treasury Note/Bond	3.125%	5/15/21	177,615	176,949
United States Treasury Note/Bond	8.125%	5/15/21	3,350	4,780
United States Treasury Note/Bond	8.125%	8/15/21	42,550	60,846
United States Treasury Note/Bond	8.000%	11/15/21	3,700	5,264
United States Treasury Note/Bond	7.250%	8/15/22	75	102
United States Treasury Note/Bond	7.625%	11/15/22	150	210
United States Treasury Note/Bond	7.125%	2/15/23	2,675	3,620
United States Treasury Note/Bond	6.250%	8/15/23	226,175	286,713
United States Treasury Note/Bond	6.875%	8/15/25	185,575	249,337
United States Treasury Note/Bond	6.500%	11/15/26	525	686
United States Treasury Note/Bond	6.625%	2/15/27	4,150	5,489
United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,870
United States Treasury Note/Bond	6.125%	11/15/27	350	442
United States Treasury Note/Bond	5.500%	8/15/28	254,275	301,713
United States Treasury Note/Bond	5.250%	11/15/28	650	750
United States Treasury Note/Bond	5.250%	2/15/29	42,000	48,451
United States Treasury Note/Bond	6.125%	8/15/29	63,650	80,855

10

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	6.250%	5/15/30	3,375	4,353
United States Treasury Note/Bond	5.375%	2/15/31	17,775	20,822
United States Treasury Note/Bond	4.750%	2/15/37	143,800	153,798
United States Treasury Note/Bond	5.000%	5/15/37	22,500	24,979
United States Treasury Note/Bond	4.375%	2/15/38	64,100	64,490
United States Treasury Note/Bond	4.500%	5/15/38	15,375	15,776
United States Treasury Note/Bond	3.500%	2/15/39	24,400	20,950
United States Treasury Note/Bond	4.250%	5/15/39	151,550	148,637
United States Treasury Note/Bond	4.500%	8/15/39	139,866	142,991
United States Treasury Note/Bond	4.375%	11/15/39	133,905	133,947
United States Treasury Note/Bond	4.625%	2/15/40	117,905	122,916
United States Treasury Note/Bond	4.375%	5/15/40	108,445	108,360
United States Treasury Note/Bond	3.875%	8/15/40	42,810	39,198
United States Treasury Note/Bond	4.250%	11/15/40	116,499	113,859
United States Treasury Note/Bond	4.750%	2/15/41	251,457	267,213
				15,230,577
Agency Bonds and Notes (5.9%)
1 Ally Financial Inc.	1.750%	10/30/12	10,000	10,174
1 Ally Financial Inc.	2.200%	12/19/12	5,725	5,868
1 Citibank NA	1.750%	12/28/12	15,950	16,261
1 Citigroup Funding Inc.	2.125%	7/12/12	3,800	3,871
1 Citigroup Funding Inc.	1.875%	10/22/12	6,563	6,688
1 Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,795
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,315
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,075	2,084
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,069
2 Federal Farm Credit Bank	4.500%	10/17/12	4,725	4,974
2 Federal Farm Credit Bank	1.875%	12/7/12	3,525	3,599
2 Federal Farm Credit Bank	1.750%	2/21/13	3,500	3,572
2 Federal Farm Credit Bank	1.375%	6/25/13	2,500	2,539
2 Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,480
2 Federal Farm Credit Bank	1.125%	2/27/14	5,650	5,684
2 Federal Farm Credit Bank	2.625%	4/17/14	27,442	28,711
2 Federal Farm Credit Bank	3.000%	9/22/14	4,150	4,392
2 Federal Farm Credit Bank	1.625%	11/19/14	3,775	3,826
2 Federal Farm Credit Bank	1.500%	11/16/15	3,000	2,974
2 Federal Farm Credit Bank	4.875%	12/16/15	425	481
2 Federal Farm Credit Bank	5.125%	8/25/16	3,475	3,991
2 Federal Farm Credit Bank	4.875%	1/17/17	2,750	3,120
2 Federal Farm Credit Bank	5.150%	11/15/19	5,325	6,078
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	917
2 Federal Home Loan Banks	0.875%	8/22/12	83,025	83,565
2 Federal Home Loan Banks	1.750%	8/22/12	12,650	12,858
2 Federal Home Loan Banks	1.625%	9/26/12	5,300	5,382
2 Federal Home Loan Banks	1.750%	12/14/12	6,200	6,316
2 Federal Home Loan Banks	1.500%	1/16/13	19,300	19,611
2 Federal Home Loan Banks	1.625%	3/20/13	26,425	26,938
2 Federal Home Loan Banks	1.000%	3/27/13	59,725	60,252
2 Federal Home Loan Banks	3.875%	6/14/13	1,425	1,517
2 Federal Home Loan Banks	5.375%	6/14/13	3,850	4,204
2 Federal Home Loan Banks	1.875%	6/21/13	111,235	114,102
2 Federal Home Loan Banks	5.125%	8/14/13	2,480	2,715
2 Federal Home Loan Banks	4.000%	9/6/13	9,175	9,839
2 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,893
2 Federal Home Loan Banks	4.500%	9/16/13	6,575	7,128

11

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	3.625%	10/18/13	5,000	5,334
2 Federal Home Loan Banks	4.875%	11/27/13	6,475	7,107
2 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,828
2 Federal Home Loan Banks	0.875%	12/27/13	15,000	15,043
2 Federal Home Loan Banks	1.375%	5/28/14	11,600	11,730
2 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,194
2 Federal Home Loan Banks	5.500%	8/13/14	9,675	11,003
2 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,148
2 Federal Home Loan Banks	2.750%	12/12/14	22,925	24,110
2 Federal Home Loan Banks	3.125%	3/11/16	16,175	17,047
2 Federal Home Loan Banks	5.375%	5/18/16	18,800	21,822
2 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,141
2 Federal Home Loan Banks	4.750%	12/16/16	10,800	12,239
2 Federal Home Loan Banks	4.875%	5/17/17	10,500	11,998
2 Federal Home Loan Banks	5.000%	11/17/17	7,850	9,028
2 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,097
2 Federal Home Loan Banks	4.125%	3/13/20	16,780	17,755
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,686
2 Federal Home Loan Banks	5.625%	6/11/21	5,275	6,152
2 Federal Home Loan Banks	5.375%	8/15/24	400	454
2 Federal Home Loan Banks	5.500%	7/15/36	5,250	5,762
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	5,875	6,170
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	85,675	90,720
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	10,175	10,254
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	8,500	8,681
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	10,978
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	8,000	7,998
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	24,275	24,346
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,000	50,201
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	9,200	9,333
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	50,000	50,217
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,145
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,906
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,825	15,965
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	4,500	4,518
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	16,250	17,843
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	2,000	2,084
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	19,525	21,320
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	33,025	33,449
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,777
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	18,201
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,445
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	12,000	11,984
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	10,000	9,987
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	1,998
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,400	6,117
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	8,600	9,071
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	30,000	33,311
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	20,081
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,614
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	44,575	45,697
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	904
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	23,791
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	12,175	13,928
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,723
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	13,516

12

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,183
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	7,980
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	32,850	34,761
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	4,634
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,000	16,664
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	8,226
2 Federal National Mortgage Assn.	1.125%	7/30/12	19,450	19,624
2 Federal National Mortgage Assn.	5.250%	8/1/12	2,425	2,550
2 Federal National Mortgage Assn.	4.375%	9/15/12	129,850	136,158
2 Federal National Mortgage Assn.	0.625%	9/24/12	5,550	5,567
2 Federal National Mortgage Assn.	0.500%	10/30/12	50,000	50,067
2 Federal National Mortgage Assn.	0.375%	12/28/12	5,200	5,196
2 Federal National Mortgage Assn.	3.625%	2/12/13	9,750	10,242
2 Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,701
2 Federal National Mortgage Assn.	0.750%	2/26/13	42,400	42,575
2 Federal National Mortgage Assn.	4.375%	3/15/13	3,450	3,679
2 Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,238
2 Federal National Mortgage Assn.	1.750%	5/7/13	24,750	25,310
2 Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,449
2 Federal National Mortgage Assn.	0.500%	8/9/13	22,100	22,045
2 Federal National Mortgage Assn.	1.250%	8/20/13	91,400	92,621
2 Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,751
2 Federal National Mortgage Assn.	2.875%	12/11/13	8,775	9,233
2 Federal National Mortgage Assn.	0.750%	12/18/13	35,750	35,742
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,286
2 Federal National Mortgage Assn.	2.750%	2/5/14	12,850	13,481
2 Federal National Mortgage Assn.	1.250%	2/27/14	50,000	50,453
2 Federal National Mortgage Assn.	2.750%	3/13/14	17,425	18,272
2 Federal National Mortgage Assn.	4.125%	4/15/14	35,025	38,075
2 Federal National Mortgage Assn.	2.500%	5/15/14	28,825	30,093
2 Federal National Mortgage Assn.	1.125%	6/27/14	12,400	12,444
2 Federal National Mortgage Assn.	3.000%	9/16/14	9,075	9,610
2 Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,893
2 Federal National Mortgage Assn.	2.625%	11/20/14	18,775	19,664
2 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,173
2 Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,698
2 Federal National Mortgage Assn.	4.375%	10/15/15	22,325	24,795
2 Federal National Mortgage Assn.	1.625%	10/26/15	77,975	77,735
2 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	13,719
2 Federal National Mortgage Assn.	2.375%	4/11/16	27,250	27,839
2 Federal National Mortgage Assn.	5.250%	9/15/16	25,775	29,773
2 Federal National Mortgage Assn.	4.875%	12/15/16	8,100	9,209
2 Federal National Mortgage Assn.	5.000%	2/13/17	28,600	32,680
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,902
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,258
2 Federal National Mortgage Assn.	0.000%	10/9/19	625	437
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	6,753
2 Federal National Mortgage Assn.	7.125%	1/15/30	7,925	10,528
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,200	13,749
2 Federal National Mortgage Assn.	6.625%	11/15/30	1,900	2,408
2 Federal National Mortgage Assn.	5.625%	7/15/37	5,221	5,870
2 Financing Corp. Fico	9.800%	4/6/18	850	1,211
2 Financing Corp. Fico	10.350%	8/3/18	100	147
2 Financing Corp. Fico	9.650%	11/2/18	2,375	3,411
2 Financing Corp. Fico	9.700%	4/5/19	425	614
1 General Electric Capital Corp.	2.125%	12/21/12	5,975	6,118

13

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	General Electric Capital Corp.	2.625%	12/28/12	4,450	4,592
	Israel Government AID Bond	5.500%	9/18/23	1,809	2,076
	Israel Government AID Bond	5.500%	12/4/23	1,050	1,206
	Israel Government AID Bond	5.500%	4/26/24	4,450	5,115
1	JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,200
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,216
	Private Export Funding Corp.	2.250%	12/15/17	1,775	1,736
	Private Export Funding Corp.	4.375%	3/15/19	3,217	3,482
	Private Export Funding Corp.	4.300%	12/15/21	1,475	1,546
	Resolution Funding Corp.	8.125%	10/15/19	100	137
	Resolution Funding Corp.	8.875%	7/15/20	100	141
2	Tennessee Valley Authority	6.000%	3/15/13	6,000	6,558
2	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,473
2	Tennessee Valley Authority	4.500%	4/1/18	2,050	2,265
2	Tennessee Valley Authority	3.875%	2/15/21	4,575	4,688
2	Tennessee Valley Authority	6.750%	11/1/25	550	696
2	Tennessee Valley Authority	7.125%	5/1/30	8,975	11,843
2	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,406
2	Tennessee Valley Authority	5.880%	4/1/36	3,850	4,439
2	Tennessee Valley Authority	5.500%	6/15/38	850	929
2	Tennessee Valley Authority	5.250%	9/15/39	3,150	3,330
2	Tennessee Valley Authority	4.875%	1/15/48	14,075	13,956
2	Tennessee Valley Authority	5.375%	4/1/56	2,475	2,666
2	Tennessee Valley Authority	4.625%	9/15/60	1,550	1,470
3	US Central Federal Credit Union	1.900%	10/19/12	3,450	3,513
3	Western Corporate Federal Credit Union	1.750%	11/2/12	1,750	1,778
					2,525,685
Conventional Mortgage-Backed Securities (27.6%)
‡,2,4 Fannie Mae Pool		3.500%	10/1/25–4/1/41	340,091	341,722
‡,2,4 Fannie Mae Pool		4.000%	11/1/11–4/1/41	926,693	943,887
‡,2,4 Fannie Mae Pool		4.500%	7/1/11–7/1/41	955,246	999,181
‡,2,4 Fannie Mae Pool		5.000%	9/1/17–7/1/41	1,002,481	1,071,432
‡,2,4 Fannie Mae Pool		5.500%	9/1/14–7/1/41	914,840	994,933
‡,2,4 Fannie Mae Pool		6.000%	9/1/13–7/1/41	663,731	732,034
2,4	Fannie Mae Pool	6.500%	4/1/16–7/1/41	217,227	246,637
2,4	Fannie Mae Pool	7.000%	9/1/14–12/1/38	56,058	63,946
2,4	Fannie Mae Pool	7.500%	7/1/30–12/1/32	607	703
2,4	Fannie Mae Pool	8.000%	12/1/29	68	79
‡,2,4 Freddie Mac Gold Pool		3.500%	7/1/26–1/1/41	182,790	184,272
‡,2,4 Freddie Mac Gold Pool		4.000%	7/1/11–7/1/41	597,966	610,160
‡,2,4 Freddie Mac Gold Pool		4.500%	9/1/11–7/1/41	698,276	729,133
‡,2,4 Freddie Mac Gold Pool		5.000%	10/1/11–7/1/41	676,986	721,734
2,4	Freddie Mac Gold Pool	5.500%	12/1/13–7/1/41	673,519	730,441
‡,2,4 Freddie Mac Gold Pool		6.000%	4/1/13–7/1/41	420,857	463,593
2,4	Freddie Mac Gold Pool	6.500%	6/1/13–4/1/39	121,436	137,263
2,4	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/38	30,437	35,208
2,4	Freddie Mac Gold Pool	7.500%	7/1/11–2/1/32	300	349
2,4	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	358	417
2,4	Freddie Mac Gold Pool	8.500%	6/1/25	71	83
‡,4	Ginnie Mae I Pool	3.500%	2/15/26–7/1/41	30,178	29,765
‡,4	Ginnie Mae I Pool	4.000%	8/15/18–7/1/41	193,623	197,584
‡,4	Ginnie Mae I Pool	4.500%	6/15/18–7/1/41	444,713	470,138
4	Ginnie Mae I Pool	5.000%	12/15/17–7/1/41	293,824	319,281
4	Ginnie Mae I Pool	5.500%	4/15/17–7/1/41	187,898	207,762
4	Ginnie Mae I Pool	6.000%	4/15/17–12/15/40	154,042	172,276

14

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	64,847	73,978
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,461	2,847
4	Ginnie Mae I Pool	7.500%	12/15/23	68	78
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	140	164
4	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	166	190
‡,4	Ginnie Mae II Pool	4.000%	3/20/26–7/1/41	175,060	177,830
‡,4	Ginnie Mae II Pool	4.500%	8/20/33–7/1/41	444,337	467,992
‡,4	Ginnie Mae II Pool	5.000%	12/20/32–7/1/41	414,818	450,234
‡,4	Ginnie Mae II Pool	5.500%	12/20/33–7/1/41	170,404	187,658
4	Ginnie Mae II Pool	6.000%	3/20/31–7/20/39	81,137	89,795
4	Ginnie Mae II Pool	6.500%	10/20/28–7/20/39	20,725	23,364
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	2,758	3,153
					11,881,296
Nonconventional Mortgage-Backed Securities (1.0%)
2,4	Fannie Mae Pool	2.318%	11/1/35	2,687	2,842
2,4	Fannie Mae Pool	2.416%	12/1/35	2,037	2,144
2,4	Fannie Mae Pool	2.460%	11/1/34	1,261	1,312
2,4	Fannie Mae Pool	2.483%	2/1/36	1,230	1,256
2,4	Fannie Mae Pool	2.497%	5/1/35	1,261	1,321
2,4	Fannie Mae Pool	2.503%	2/1/36	1,520	1,546
2,4	Fannie Mae Pool	2.559%	12/1/35	4,182	4,396
2,4	Fannie Mae Pool	2.562%	1/1/35	1,574	1,665
2,4	Fannie Mae Pool	2.572%	12/1/40	7,399	7,562
2,4	Fannie Mae Pool	2.579%	10/1/40	6,573	6,729
2,4	Fannie Mae Pool	2.640%	9/1/34	669	706
2,4	Fannie Mae Pool	2.685%	11/1/33	998	1,051
2,4	Fannie Mae Pool	2.699%	4/1/36	4,448	4,715
2,4	Fannie Mae Pool	2.872%	3/1/41	7,642	7,859
2,4	Fannie Mae Pool	2.961%	12/1/40	5,446	5,562
2,4	Fannie Mae Pool	3.010%	3/1/41	3,477	3,590
2,4	Fannie Mae Pool	3.070%	9/1/35	1,099	1,135
2,4	Fannie Mae Pool	3.100%	12/1/40	6,028	6,231
2,4	Fannie Mae Pool	3.127%	8/1/35	3,178	3,250
2,4	Fannie Mae Pool	3.146%	2/1/41	4,544	4,705
2,4	Fannie Mae Pool	3.154%	2/1/41	6,629	6,798
2,4	Fannie Mae Pool	3.197%	8/1/40	5,883	6,101
2,4	Fannie Mae Pool	3.202%	12/1/40	7,298	7,563
2,4	Fannie Mae Pool	3.224%	9/1/40	6,446	6,684
2,4	Fannie Mae Pool	3.256%	11/1/40	6,842	7,098
2,4	Fannie Mae Pool	3.257%	10/1/40	13,852	14,371
2,4	Fannie Mae Pool	3.296%	1/1/40	3,581	3,726
2,4	Fannie Mae Pool	3.386%	5/1/40	3,533	3,678
2,4	Fannie Mae Pool	3.508%	5/1/40	3,478	3,628
2,4	Fannie Mae Pool	3.525%	3/1/40	14,164	14,785
2,4	Fannie Mae Pool	3.622%	4/1/41	6,165	6,315
2,4	Fannie Mae Pool	3.716%	10/1/36	1,153	1,220
2,4	Fannie Mae Pool	3.907%	12/1/35	2,407	2,558
2,4	Fannie Mae Pool	4.013%	7/1/35	1,520	1,585
2,4	Fannie Mae Pool	4.520%	11/1/34	5,350	5,657
2,4	Fannie Mae Pool	4.572%	8/1/35	1,844	1,935
2,4	Fannie Mae Pool	4.651%	8/1/37	8,115	8,570
2,4	Fannie Mae Pool	4.902%	7/1/38	891	950
2,4	Fannie Mae Pool	4.988%	12/1/33	816	868
2,4	Fannie Mae Pool	4.993%	11/1/33	580	617
2,4	Fannie Mae Pool	5.067%	3/1/37	2,240	2,364

15

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Fannie Mae Pool	5.069%	3/1/38	4,224	4,535
2,4	Fannie Mae Pool	5.114%	8/1/38	156	166
2,4	Fannie Mae Pool	5.266%	7/1/38	279	300
2,4	Fannie Mae Pool	5.344%	12/1/35	1,668	1,763
2,4	Fannie Mae Pool	5.416%	1/1/37	1,257	1,339
2,4	Fannie Mae Pool	5.485%	3/1/37	1,271	1,337
2,4	Fannie Mae Pool	5.546%	4/1/37	244	261
2,4	Fannie Mae Pool	5.587%	5/1/36	836	898
2,4	Fannie Mae Pool	5.593%	2/1/37	2,113	2,228
2,4	Fannie Mae Pool	5.633%	6/1/37	955	1,018
2,4	Fannie Mae Pool	5.660%	3/1/37	1,264	1,323
2,4	Fannie Mae Pool	5.666%	3/1/37	5,428	5,692
2,4	Fannie Mae Pool	5.705%	4/1/37	2,430	2,555
2,4	Fannie Mae Pool	5.712%	12/1/37	4,754	5,167
2,4	Fannie Mae Pool	5.718%	2/1/37	1,274	1,353
2,4	Fannie Mae Pool	5.730%	4/1/37	3,054	3,283
2,4	Fannie Mae Pool	5.887%	8/1/37	2,097	2,228
2,4	Fannie Mae Pool	5.915%	6/1/36	282	301
2,4	Fannie Mae Pool	5.918%	4/1/36	1,034	1,104
2,4	Fannie Mae Pool	5.924%	10/1/37	1,878	2,027
2,4	Fannie Mae Pool	5.933%	11/1/36	1,412	1,518
2,4	Fannie Mae Pool	6.260%	9/1/37	3,064	3,256
2,4	Freddie Mac 7/1 ARM	5.551%	1/1/38	4,390	4,711
2,4	Freddie Mac Non Gold Pool	2.477%	1/1/35	157	165
2,4	Freddie Mac Non Gold Pool	2.487%	12/1/34	2,687	2,801
2,4	Freddie Mac Non Gold Pool	2.515%	4/1/35	99	105
2,4	Freddie Mac Non Gold Pool	2.563%	12/1/34	1,046	1,081
2,4	Freddie Mac Non Gold Pool	2.564%	3/1/36	2,502	2,612
2,4	Freddie Mac Non Gold Pool	2.645%	12/1/40	10,561	10,812
2,4	Freddie Mac Non Gold Pool	2.675%	6/1/37	1,546	1,629
2,4	Freddie Mac Non Gold Pool	2.697%	12/1/40	15,198	15,577
2,4	Freddie Mac Non Gold Pool	2.794%	11/1/40	4,848	4,979
2,4	Freddie Mac Non Gold Pool	2.818%	1/1/41	8,753	8,889
2,4	Freddie Mac Non Gold Pool	2.997%	2/1/41	8,779	9,055
2,4	Freddie Mac Non Gold Pool	3.082%	3/1/41	4,530	4,681
2,4	Freddie Mac Non Gold Pool	3.153%	11/1/40	6,335	6,562
2,4	Freddie Mac Non Gold Pool	3.303%	6/1/40	3,885	4,036
2,4	Freddie Mac Non Gold Pool	3.331%	4/1/40	7,734	8,045
2,4	Freddie Mac Non Gold Pool	3.352%	5/1/40	2,897	3,010
2,4	Freddie Mac Non Gold Pool	3.440%	5/1/40	3,067	3,192
2,4	Freddie Mac Non Gold Pool	3.575%	6/1/40	4,782	4,987
2,4	Freddie Mac Non Gold Pool	3.592%	6/1/40	12,710	13,253
2,4	Freddie Mac Non Gold Pool	3.634%	1/1/40	4,154	4,341
2,4	Freddie Mac Non Gold Pool	3.667%	9/1/40	8,737	9,112
2,4	Freddie Mac Non Gold Pool	4.032%	1/1/37	1,386	1,456
2,4	Freddie Mac Non Gold Pool	4.613%	7/1/35	1,142	1,218
2,4	Freddie Mac Non Gold Pool	4.625%	11/1/34	1,748	1,849
2,4	Freddie Mac Non Gold Pool	5.025%	5/1/35	1,835	1,966
2,4	Freddie Mac Non Gold Pool	5.074%	7/1/38	2,188	2,339
2,4	Freddie Mac Non Gold Pool	5.242%	3/1/38	2,823	3,033
2,4	Freddie Mac Non Gold Pool	5.344%	12/1/35	1,643	1,739
2,4	Freddie Mac Non Gold Pool	5.409%	4/1/37	2,946	3,124
2,4	Freddie Mac Non Gold Pool	5.424%	3/1/37	1,652	1,767
2,4	Freddie Mac Non Gold Pool	5.498%	2/1/36	1,460	1,555
2,4	Freddie Mac Non Gold Pool	5.550%	4/1/37	1,838	1,969

16

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Freddie Mac Non Gold Pool	5.559%	4/1/37	2,731	2,853
2,4	Freddie Mac Non Gold Pool	5.639%	12/1/36	2,045	2,138
2,4	Freddie Mac Non Gold Pool	5.659%	3/1/37	3,673	3,881
2,4	Freddie Mac Non Gold Pool	5.696%	3/1/37	355	381
2,4	Freddie Mac Non Gold Pool	5.715%	6/1/37	2,554	2,717
2,4	Freddie Mac Non Gold Pool	5.717%	11/1/36	845	903
2,4	Freddie Mac Non Gold Pool	5.722%	9/1/36	4,460	4,767
2,4	Freddie Mac Non Gold Pool	5.764%	5/1/36	2,159	2,303
2,4	Freddie Mac Non Gold Pool	5.803%	3/1/37	1,173	1,259
2,4	Freddie Mac Non Gold Pool	5.816%	10/1/37	4,593	4,892
2,4	Freddie Mac Non Gold Pool	5.817%	6/1/37	2,365	2,544
2,4	Freddie Mac Non Gold Pool	5.830%	8/1/37	2,218	2,364
2,4	Freddie Mac Non Gold Pool	5.845%	5/1/37	6,705	7,228
2,4	Freddie Mac Non Gold Pool	5.871%	1/1/37	736	790
2,4	Freddie Mac Non Gold Pool	5.877%	12/1/36	1,067	1,144
2,4	Freddie Mac Non Gold Pool	6.034%	3/1/37	77	82
2,4	Freddie Mac Non Gold Pool	6.040%	8/1/37	885	957
2,4	Freddie Mac Non Gold Pool	6.070%	10/1/37	340	367
2,4	Freddie Mac Non Gold Pool	6.079%	3/1/37	61	65
2,4	Freddie Mac Non Gold Pool	6.082%	12/1/36	1,543	1,668
2,4	Freddie Mac Non Gold Pool	6.131%	6/1/37	1,274	1,361
2,4	Freddie Mac Non Gold Pool	6.398%	2/1/37	1,060	1,144
4	Ginnie Mae II Pool	2.500%	1/20/41–6/20/41	29,872	30,229
4	Ginnie Mae II Pool	3.000%	12/20/40–5/20/41	8,363	8,596
4	Ginnie Mae II Pool	3.375%	6/20/29	63	65
4	Ginnie Mae II Pool	3.500%	1/20/41	4,928	5,145
4	Ginnie Mae II Pool	4.500%	10/20/39	998	1,045
4	Ginnie Mae II Pool	5.000%	10/20/38	1,042	1,107
					457,945
Total U.S. Government and Agency Obligations (Cost $29,510,162)					30,095,503
Asset-Backed/Commercial Mortgage-Backed Securities (2.9%)
5	BA Covered Bond Issuer	5.500%	6/14/12	4,950	5,132
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	307	308
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	1,800	1,878
4,6	Banc of America Commercial Mortgage Inc.	5.715%	6/10/39	5,423	5,846
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	13,100	14,033
4,6	Banc of America Commercial Mortgage Inc.	5.233%	11/10/42	2,295	2,389
4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	1,655	1,644
4	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	3,566	3,622
4	Banc of America Commercial Mortgage Inc.	5.924%	5/10/45	4,250	4,705
4,6	Banc of America Commercial Mortgage Inc.	5.959%	5/10/45	1,380	1,261
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	9,200	9,887
4,6	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	40	41
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	6,425	6,983
4,6	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	1,125	1,140
4,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	120	122
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	8,425	9,223
4,6	Banc of America Commercial Mortgage Inc.	5.695%	7/10/46	1,150	1,029
4,6	Banc of America Commercial Mortgage Inc.	5.367%	9/10/47	1,500	1,445
4,6	Banc of America Commercial Mortgage Inc.	5.367%	9/10/47	2,300	2,346
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	4,990	5,348
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	890	875
4,6	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	1,025	839
4,6	Banc of America Commercial Mortgage Inc.	6.394%	2/10/51	12,600	14,051

17

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Bank of Scotland plc	5.250%	2/21/17	4,300	4,528
4	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	580	582
4	Bear Stearns Commercial Mortgage Securities	5.707%	4/12/38	10,610	11,641
4,6	Bear Stearns Commercial Mortgage Securities	5.707%	4/12/38	1,500	1,555
4	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	12,312	12,663
4,6	Bear Stearns Commercial Mortgage Securities	5.942%	9/11/38	2,225	2,316
4,6	Bear Stearns Commercial Mortgage Securities	5.942%	9/11/38	1,075	996
4	Bear Stearns Commercial Mortgage Securities	5.620%	3/11/39	11,650	12,584
4	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	7,000	7,350
4	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	4,970	5,179
4	Bear Stearns Commercial Mortgage Securities	5.853%	6/11/40	8,081	8,175
4,6	Bear Stearns Commercial Mortgage Securities	5.905%	6/11/40	1,075	835
4	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	645	706
4	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	1,970	1,857
4	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	1,125	1,132
4,6	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	3,618	3,576
4	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	2,240	2,265
4	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	990	955
4	Bear Stearns Commercial Mortgage Securities	4.933%	2/13/42	1,835	1,974
4	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	9,480	10,611
4	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	1,825	1,914
4	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	2,836	2,882
4	Bear Stearns Commercial Mortgage Securities	5.296%	10/12/42	3,125	3,371
4,6	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	2,475	2,407
4,6	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	1,775	1,528
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	4,550	4,722
4	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	13,500	14,685
4	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	6,625	7,242
4,6	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	1,700	1,702
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,224	1,247
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,565
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,380	3,919
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,693	1,705
4	Chase Issuance Trust	4.650%	3/15/15	11,375	12,120
4	Chase Issuance Trust	5.400%	7/15/15	3,325	3,627
5	Cie de Financement Foncier	2.125%	4/22/13	2,900	2,944
4	CIT Group Home Equity Loan Trust	6.200%	2/25/30	214	216
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,343
4	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,280
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,329
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	3,700	4,260
4	Citibank Credit Card Issuance Trust	5.350%	2/7/20	400	460
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,147
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	378
4,6	Citigroup Commercial Mortgage Trust	5.920%	3/15/49	5,050	5,586
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,422
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	825	718
4,6	Citigroup Commercial Mortgage Trust	5.823%	12/10/49	6,600	7,304
4,6	Citigroup Commercial Mortgage Trust	5.823%	12/10/49	2,935	2,913
4,6	Citigroup Commercial Mortgage Trust	5.886%	12/10/49	1,875	1,845
4,6	Citigroup Commercial Mortgage Trust	5.886%	12/10/49	6,125	6,738
4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.394%	7/15/44	8,350	9,105
4,6	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.394%	7/15/44	2,475	2,524

18

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.886%	11/15/44	6,780	7,425
4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.648%	10/15/48	3,150	3,071
4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.688%	10/15/48	1,350	1,106
4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.205%	12/11/49	12,110	12,211
4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.322%	12/11/49	10,450	11,050
4,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	2,570	2,841
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	2,700	2,790
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	8,395	8,887
4	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	10,975	11,903
4	Commercial Mortgage Pass Through Certificates	5.947%	6/10/46	8,450	9,337
4,6	Commercial Mortgage Pass Through Certificates	5.972%	6/10/46	1,715	1,752
4	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	2,805	2,818
4,6	Commercial Mortgage Pass Through Certificates	6.008%	12/10/49	6,825	7,530
4,6	Credit Suisse First Boston
	Mortgage Securities Corp.	4.750%	1/15/37	7,075	7,446
4	Credit Suisse First Boston
	Mortgage Securities Corp.	4.877%	4/15/37	325	322
4,6	Credit Suisse First Boston
	Mortgage Securities Corp.	5.014%	2/15/38	8,800	9,451
4,6	Credit Suisse First Boston
	Mortgage Securities Corp.	5.075%	2/15/38	1,325	1,312
4	Credit Suisse First Boston
	Mortgage Securities Corp.	3.936%	5/15/38	5,765	5,952
4,6	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	520	523
4	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	9,225	9,891
4,6	Credit Suisse First Boston
	Mortgage Securities Corp.	5.190%	8/15/38	1,300	1,288
4,6	Credit Suisse First Boston
	Mortgage Securities Corp.	5.230%	12/15/40	1,525	1,451
4	Credit Suisse Mortgage Capital Certificates	6.014%	6/15/38	9,675	10,646
4	Credit Suisse Mortgage Capital Certificates	6.014%	6/15/38	350	353
4	Credit Suisse Mortgage Capital Certificates	5.546%	2/15/39	10,725	11,658
4,6	Credit Suisse Mortgage Capital Certificates	5.750%	2/15/39	2,800	2,801
4,6	Credit Suisse Mortgage Capital Certificates	5.784%	2/15/39	1,400	1,287
4,6	Credit Suisse Mortgage Capital Certificates	5.905%	6/15/39	11,650	12,507
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	515
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	6,575	7,019
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	2,353
4,6	CW Capital Cobalt Ltd.	6.010%	5/15/46	5,625	6,076
4,6	CW Capital Cobalt Ltd.	5.484%	4/15/47	1,975	2,086
4	Discover Card Master Trust	5.650%	12/15/15	7,975	8,699
4	Discover Card Master Trust	5.650%	3/16/20	3,687	4,248
4,6	First Union Commercial Mortgage Trust	6.750%	10/15/35	1,326	1,373
4	First Union National Bank Commercial Mortgage	6.223%	12/12/33	2,987	3,009
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	5,463	5,507
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	1,875	1,922
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,974
4	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	28	28

19

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	2,695	2,755
4	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,925	4,145
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,271	4,431
4,6	GE Capital Commercial Mortgage Corp.	5.512%	3/10/44	11,475	12,396
4,6	GE Capital Commercial Mortgage Corp.	5.512%	3/10/44	2,825	2,840
4,6	GE Capital Commercial Mortgage Corp.	5.492%	11/10/45	2,725	2,747
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	2,750	2,922
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	529	530
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,200	1,242
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	878
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	188	192
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	2,625	2,814
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	577
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,375	2,461
4	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	310	316
4	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,613
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,236
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	1,371	1,379
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	8,540	9,193
4,6	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,832
4	Greenwich Capital Commercial Funding Corp.	6.078%	7/10/38	520	575
4,6	Greenwich Capital Commercial Funding Corp.	6.078%	7/10/38	1,775	1,836
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	575	555
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	13,787	14,827
4,6	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	800	779
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	3,405	3,440
4,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	3,525	3,821
4,6	GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,750
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	7,875	8,516
4	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,517
4	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	925	931
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	1,803	1,826
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	1,475	1,493
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.050%	12/12/34	3,405	3,535
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.654%	1/12/37	1,225	1,258
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.985%	1/12/37	3,275	3,433
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.255%	7/12/37	425	452
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.376%	7/12/37	3,189	3,276
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.534%	8/12/37	800	787
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.824%	9/12/37	2,248	2,275
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.879%	1/12/38	11,103	11,766
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.404%	1/12/39	4,275	4,498
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.550%	6/12/41	10,300	11,174
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.780%	7/15/42	1,075	1,079

20

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.498%	1/12/43	40	39
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.475%	4/15/43	1,540	1,680
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.623%	12/12/44	1,100	1,080
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.672%	12/12/44	550	446
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.413%	12/15/44	1,480	1,564
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.492%	12/15/44	550	521
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.067%	4/15/45	7,265	8,037
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.067%	4/15/45	635	652
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.067%	4/15/45	1,355	1,223
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.593%	5/12/45	2,500	2,483
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.623%	5/12/45	800	656
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.440%	5/15/45	1,720	1,738
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.447%	5/15/45	2,425	2,560
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.440%	6/12/47	5,395	5,768
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.005%	6/15/49	5,075	5,474
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.794%	2/12/51	16,448	17,982
4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.855%	2/12/51	2,800	2,851
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.102%	2/12/51	1,275	1,259
4,6	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.882%	2/15/51	6,150	6,721
4	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	181	182
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,975	7,440
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	3,051
4,6	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	2,175	2,318
4	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	188	190
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,965	6,420
4	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	1,011	1,017
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	923
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	10,012	10,351
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,375	2,497
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	11,136
4,6	LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	515	543
4,6	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	2,850	3,032
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	6,180
4,6	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	12,225	13,425
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,365
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	425	429

21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	1,299
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	5,500	5,931
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,644
4,6	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	1,200	1,126
4,6	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	700	700
4,6	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	1,325	1,226
4,6	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	1,970	1,913
4,6	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	12,650	14,198
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	12,050	13,117
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	5,825	6,139
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	51
4	Merrill Lynch Mortgage Trust	5.863%	5/12/39	8,610	9,392
4,6	Merrill Lynch Mortgage Trust	5.863%	5/12/39	625	646
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	1,989
4,6	Merrill Lynch Mortgage Trust	5.802%	8/12/43	1,350	1,089
4,6	Merrill Lynch Mortgage Trust	5.291%	1/12/44	6,675	7,231
4,6	Merrill Lynch Mortgage Trust	6.020%	6/12/50	1,175	1,102
4,6	Merrill Lynch Mortgage Trust	6.020%	6/12/50	13,950	15,278
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,315
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	5,920	6,408
4,6	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.707%	2/12/39	275	255
4	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	6.097%	6/12/46	12,675	14,013
4	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.456%	7/12/46	300	297
4	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.378%	8/12/48	7,455	7,914
4	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.590%	9/12/49	1,984	2,023
4	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.700%	9/12/49	10,075	10,905
4	Morgan Stanley Capital I	4.970%	4/14/40	3,513	3,778
4,6	Morgan Stanley Capital I	5.110%	6/15/40	9,025	9,713
4	Morgan Stanley Capital I	5.030%	6/13/41	2,091	2,143
4	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,353
4,6	Morgan Stanley Capital I	5.989%	8/12/41	775	808
4	Morgan Stanley Capital I	5.328%	11/12/41	3,675	3,966
4	Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,625
4	Morgan Stanley Capital I	4.780%	12/13/41	1,540	1,653
4,6	Morgan Stanley Capital I	4.840%	12/13/41	515	492
4	Morgan Stanley Capital I	4.970%	12/15/41	7,440	7,879
4	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,601
4,6	Morgan Stanley Capital I	5.789%	6/11/42	6,575	7,327
4,6	Morgan Stanley Capital I	5.789%	6/11/42	550	545
4	Morgan Stanley Capital I	4.989%	8/13/42	8,300	8,962
4,6	Morgan Stanley Capital I	5.073%	8/13/42	1,500	1,420
4	Morgan Stanley Capital I	5.230%	9/15/42	12,800	13,798
4	Morgan Stanley Capital I	5.897%	10/15/42	2,790	3,055
4,6	Morgan Stanley Capital I	5.901%	10/15/42	1,750	1,683
4,6	Morgan Stanley Capital I	5.901%	10/15/42	225	228
4,6	Morgan Stanley Capital I	5.374%	11/14/42	7,950	8,590
4	Morgan Stanley Capital I	6.456%	1/11/43	7,850	8,974
4	Morgan Stanley Capital I	5.332%	12/15/43	5,275	5,683
4,6	Morgan Stanley Capital I	5.599%	3/12/44	11,925	12,883

22

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,6	Morgan Stanley Capital I	5.773%	7/12/44	1,575	1,580
4,6	Morgan Stanley Capital I	5.793%	7/12/44	1,475	1,367
4	Morgan Stanley Capital I	4.660%	9/13/45	2,150	2,288
4,6	Morgan Stanley Capital I	5.654%	4/15/49	1,300	1,391
4,6	Morgan Stanley Capital I	5.692%	4/15/49	9,650	10,272
4,6	Morgan Stanley Capital I	5.874%	4/15/49	1,641	1,475
4,6	Morgan Stanley Capital I	5.544%	11/12/49	1,550	1,521
4	Morgan Stanley Capital I	5.809%	12/12/49	3,425	3,743
4,6	Morgan Stanley Capital I	6.313%	12/12/49	1,975	1,915
4	Morgan Stanley Capital I	5.090%	10/12/52	1,049	1,051
4,6	Morgan Stanley Capital I	5.204%	10/12/52	1,725	1,728
4	Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,309
4	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	195	195
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	13,650	14,228
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	2,553	2,573
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	12,584	13,068
5	Nationwide Building Society	5.500%	7/18/12	7,275	7,591
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,124	2,180
5	Northern Rock Asset Management plc	5.625%	6/22/17	14,075	14,768
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	822	838
4	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,318
4	Public Service New Hampshire Funding LLC	6.480%	5/1/15	190	200
4	Residential Asset Securities Corp.	6.489%	10/25/30	57	50
5	Royal Bank of Canada	3.125%	4/14/15	3,525	3,688
4,6	TIAA Seasoned Commercial Mortgage Trust	5.979%	8/15/39	1,385	1,333
4	USAA Auto Owner Trust	4.710%	2/18/14	4,051	4,114
4	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	93	94
4	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	200	207
4	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	550	572
4,6	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,100	1,156
4,6	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	4,225	4,480
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	251	251
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	7,478	7,944
4,6	Wachovia Bank Commercial Mortgage Trust	5.512%	7/15/41	11,150	11,989
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,325	10,965
4,6	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	5,820	6,240
4,6	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	621
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,955	3,183
4,6	Wachovia Bank Commercial Mortgage Trust	5.860%	5/15/43	8,695	9,570
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,239
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	681
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,274
4,6	Wachovia Bank Commercial Mortgage Trust	5.380%	10/15/44	10,050	10,968
4,6	Wachovia Bank Commercial Mortgage Trust	5.380%	10/15/44	535	533
4,6	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	9,200	9,880
4,6	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	375	391
4,6	Wachovia Bank Commercial Mortgage Trust	6.173%	6/15/45	475	492
4,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	7,000	7,705
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	680	718
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,698
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,344
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,057,904)					1,259,663

23

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (20.5%)
Finance (7.4%)
Banking (5.0%)
4 Abbey National Capital Trust I	8.963%	12/29/49	2,400	2,606
Abbey National Treasury Services PLC	2.875%	4/25/14	2,300	2,304
Abbey National Treasury Services PLC	4.000%	4/27/16	2,150	2,128
American Express Bank FSB	5.550%	10/17/12	1,300	1,371
American Express Bank FSB	5.500%	4/16/13	3,275	3,499
American Express Bank FSB	6.000%	9/13/17	625	710
American Express Centurion Bank	5.550%	10/17/12	1,025	1,082
American Express Centurion Bank	5.950%	6/12/17	650	738
American Express Centurion Bank	6.000%	9/13/17	10,325	11,651
American Express Co.	4.875%	7/15/13	1,575	1,674
American Express Co.	7.250%	5/20/14	1,250	1,430
American Express Co.	5.500%	9/12/16	1,025	1,149
American Express Co.	6.150%	8/28/17	2,025	2,297
American Express Co.	7.000%	3/19/18	6,800	7,941
American Express Co.	8.125%	5/20/19	1,625	2,053
American Express Co.	8.150%	3/19/38	1,425	1,896
4 American Express Co.	6.800%	9/1/66	2,825	2,864
American Express Credit Corp.	5.875%	5/2/13	3,175	3,411
American Express Credit Corp.	7.300%	8/20/13	15,300	17,033
American Express Credit Corp.	5.125%	8/25/14	5,400	5,893
American Express Credit Corp.	2.750%	9/15/15	500	501
American Express Credit Corp.	5.300%	12/2/15	2,000	2,216
Associates Corp. of North America	6.950%	11/1/18	100	112
Banco Santander Chile	2.875%	11/13/12	900	903
5 BanColombia SA	4.250%	1/12/16	2,700	2,727
Bank of America Corp.	5.375%	9/11/12	2,175	2,277
Bank of America Corp.	4.875%	9/15/12	5,100	5,305
Bank of America Corp.	4.875%	1/15/13	2,825	2,952
Bank of America Corp.	4.900%	5/1/13	11,375	11,953
Bank of America Corp.	7.375%	5/15/14	4,650	5,216
Bank of America Corp.	5.375%	6/15/14	800	854
Bank of America Corp.	5.125%	11/15/14	5,825	6,163
Bank of America Corp.	4.500%	4/1/15	22,500	23,473
Bank of America Corp.	4.750%	8/1/15	275	288
Bank of America Corp.	5.250%	12/1/15	1,225	1,281
Bank of America Corp.	3.625%	3/17/16	15,275	15,317
Bank of America Corp.	6.500%	8/1/16	15,900	17,723
Bank of America Corp.	5.750%	8/15/16	3,250	3,421
Bank of America Corp.	7.800%	9/15/16	5,000	5,758
Bank of America Corp.	5.625%	10/14/16	13,900	14,719
Bank of America Corp.	5.420%	3/15/17	4,575	4,653
Bank of America Corp.	6.000%	9/1/17	400	427
Bank of America Corp.	5.750%	12/1/17	1,575	1,672
Bank of America Corp.	5.650%	5/1/18	17,250	18,124
Bank of America Corp.	7.625%	6/1/19	3,825	4,428
Bank of America Corp.	5.625%	7/1/20	26,550	27,411
Bank of America Corp.	5.875%	1/5/21	1,150	1,208
Bank of America Corp.	6.800%	3/15/28	600	614
Bank of America Corp.	6.500%	9/15/37	875	866
Bank of America NA	5.300%	3/15/17	6,850	7,039
Bank of America NA	6.100%	6/15/17	1,975	2,114
Bank of America NA	6.000%	10/15/36	4,225	4,055

24

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Montreal	2.125%	6/28/13	2,225	2,276
Bank of New York Mellon Corp.	4.950%	11/1/12	9,500	10,042
Bank of New York Mellon Corp.	4.500%	4/1/13	525	558
Bank of New York Mellon Corp.	4.300%	5/15/14	3,000	3,236
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,526
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,081
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,027
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,280
Bank of Nova Scotia	2.250%	1/22/13	9,400	9,622
Bank of Nova Scotia	2.375%	12/17/13	7,250	7,436
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,886
Bank of Nova Scotia	4.375%	1/13/21	1,425	1,459
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,001
Bank One Corp.	5.250%	1/30/13	1,450	1,533
Bank One Corp.	4.900%	4/30/15	975	1,042
Bank One Corp.	7.625%	10/15/26	425	500
Barclays Bank plc	5.450%	9/12/12	3,800	4,000
Barclays Bank plc	2.500%	1/23/13	3,325	3,385
Barclays Bank plc	5.200%	7/10/14	22,750	24,587
Barclays Bank plc	3.900%	4/7/15	3,600	3,735
Barclays Bank plc	5.000%	9/22/16	3,125	3,334
Barclays Bank plc	6.750%	5/22/19	2,175	2,440
Barclays Bank plc	5.125%	1/8/20	2,450	2,451
Barclays Bank plc	5.140%	10/14/20	4,600	4,394
BB&T Capital Trust II	6.750%	6/7/36	2,675	2,668
4 BB&T Capital Trust IV	6.820%	6/12/77	1,600	1,590
BB&T Corp.	3.850%	7/27/12	2,375	2,453
BB&T Corp.	4.750%	10/1/12	1,675	1,744
BB&T Corp.	3.375%	9/25/13	2,725	2,838
BB&T Corp.	5.200%	12/23/15	8,975	9,685
BB&T Corp.	4.900%	6/30/17	100	106
BB&T Corp.	6.850%	4/30/19	250	295
BB&T Corp.	5.250%	11/1/19	4,350	4,602
BBVA US Senior SAU	3.250%	5/16/14	4,625	4,581
Bear Stearns Cos. LLC	6.950%	8/10/12	6,975	7,435
Bear Stearns Cos. LLC	5.700%	11/15/14	9,825	10,817
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,463
Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,399
Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	3,012
Bear Stearns Cos. LLC	7.250%	2/1/18	3,975	4,702
Bear Stearns Cos. LLC	4.650%	7/2/18	425	439
BNP Paribas / BNP Paribas US
Medium-Term Note Program LLC	2.125%	12/21/12	9,250	9,359
BNP Paribas SA	3.250%	3/11/15	4,850	4,929
BNP Paribas SA	3.600%	2/23/16	4,975	5,011
BNP Paribas SA	5.000%	1/15/21	13,675	13,758
BNY Mellon NA	4.750%	12/15/14	3,350	3,670
Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,102
Canadian Imperial Bank of Commerce	1.450%	9/13/13	975	978
Canadian Imperial Bank of Commerce	2.350%	12/11/15	325	323
Capital One Bank USA NA	6.500%	6/13/13	1,150	1,253
Capital One Bank USA NA	8.800%	7/15/19	10,900	13,336
4 Capital One Capital III	7.686%	8/1/36	2,025	2,066
Capital One Capital IV	6.745%	2/17/37	1,500	1,515
Capital One Capital V	10.250%	8/15/39	1,750	1,846

25

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Capital VI	8.875%	5/15/40	2,700	2,781
	Capital One Financial Corp.	7.375%	5/23/14	500	571
	Capital One Financial Corp.	5.500%	6/1/15	2,800	3,058
	Capital One Financial Corp.	6.150%	9/1/16	1,875	2,073
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,165
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,818
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,811
	Citigroup Inc.	5.100%	9/29/11	2,450	2,474
	Citigroup Inc.	6.000%	2/21/12	3,500	3,608
	Citigroup Inc.	5.250%	2/27/12	3,875	3,982
	Citigroup Inc.	5.625%	8/27/12	2,400	2,506
	Citigroup Inc.	5.300%	10/17/12	15,300	16,061
	Citigroup Inc.	5.500%	4/11/13	4,625	4,906
	Citigroup Inc.	6.500%	8/19/13	6,450	7,027
	Citigroup Inc.	6.000%	12/13/13	17,625	19,135
	Citigroup Inc.	5.125%	5/5/14	825	879
	Citigroup Inc.	6.375%	8/12/14	6,125	6,741
	Citigroup Inc.	5.000%	9/15/14	8,500	8,878
	Citigroup Inc.	5.500%	10/15/14	4,850	5,263
	Citigroup Inc.	6.010%	1/15/15	3,250	3,563
	Citigroup Inc.	4.750%	5/19/15	5,250	5,548
	Citigroup Inc.	4.700%	5/29/15	1,000	1,050
	Citigroup Inc.	4.587%	12/15/15	6,680	6,985
	Citigroup Inc.	5.300%	1/7/16	5,550	5,944
	Citigroup Inc.	3.953%	6/15/16	3,700	3,779
	Citigroup Inc.	6.000%	8/15/17	4,325	4,733
	Citigroup Inc.	6.125%	11/21/17	10,250	11,307
	Citigroup Inc.	6.125%	5/15/18	8,633	9,469
	Citigroup Inc.	8.500%	5/22/19	18,175	22,408
	Citigroup Inc.	5.375%	8/9/20	9,875	10,282
	Citigroup Inc.	6.625%	6/15/32	1,925	1,965
	Citigroup Inc.	5.875%	2/22/33	3,250	3,055
	Citigroup Inc.	6.000%	10/31/33	2,525	2,391
	Citigroup Inc.	5.850%	12/11/34	650	635
	Citigroup Inc.	6.125%	8/25/36	7,275	6,964
	Citigroup Inc.	5.875%	5/29/37	4,550	4,469
	Citigroup Inc.	6.875%	3/5/38	10,800	11,940
	Citigroup Inc.	8.125%	7/15/39	1,400	1,765
	Comerica Bank	5.750%	11/21/16	3,775	4,211
	Comerica Bank	5.200%	8/22/17	2,800	2,962
	Comerica Inc.	4.800%	5/1/15	2,600	2,723
	Compass Bank	6.400%	10/1/17	900	972
	Compass Bank	5.900%	4/1/26	650	639
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	5,000	4,938
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	11,400	11,694
	Countrywide Financial Corp.	6.250%	5/15/16	450	473
	Credit Suisse AG	5.400%	1/14/20	3,800	3,860
4	Credit Suisse AG	5.860%	5/29/49	3,050	2,867
	Credit Suisse New York	3.450%	7/2/12	400	412
	Credit Suisse New York	5.000%	5/15/13	12,900	13,754
	Credit Suisse New York	2.200%	1/14/14	7,625	7,720
	Credit Suisse New York	5.500%	5/1/14	7,200	7,887
	Credit Suisse New York	3.500%	3/23/15	11,250	11,578

26

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse New York	6.000%	2/15/18	6,150	6,632
Credit Suisse New York	5.300%	8/13/19	8,925	9,493
Credit Suisse New York	4.375%	8/5/20	3,700	3,620
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,787
Credit Suisse USA Inc.	5.125%	1/15/14	625	677
Credit Suisse USA Inc.	4.875%	1/15/15	2,935	3,170
Credit Suisse USA Inc.	5.125%	8/15/15	4,265	4,666
Credit Suisse USA Inc.	7.125%	7/15/32	6,400	7,623
Deutsche Bank AG	5.375%	10/12/12	13,350	14,090
Deutsche Bank AG	2.375%	1/11/13	4,500	4,563
Deutsche Bank AG	4.875%	5/20/13	5,500	5,840
Deutsche Bank AG	3.450%	3/30/15	5,725	5,905
Deutsche Bank AG	3.250%	1/11/16	4,200	4,230
Deutsche Bank AG	6.000%	9/1/17	9,175	10,227
Deutsche Bank Financial LLC	5.375%	3/2/15	4,545	4,848
Discover Bank	7.000%	4/15/20	1,800	1,996
Fifth Third Bancorp	6.250%	5/1/13	100	108
Fifth Third Bancorp	3.625%	1/25/16	9,525	9,575
Fifth Third Bancorp	4.500%	6/1/18	725	714
Fifth Third Bancorp	8.250%	3/1/38	5,806	6,834
Fifth Third Bank	4.750%	2/1/15	2,800	2,942
4 Fifth Third Capital Trust IV	6.500%	4/15/67	1,825	1,784
First Horizon National Corp.	5.375%	12/15/15	7,350	7,825
First Niagara Financial Group Inc.	6.750%	3/19/20	675	745
First Tennessee Bank NA	5.050%	1/15/15	1,604	1,663
FleetBoston Financial Corp.	6.700%	7/15/28	5,400	5,488
Golden West Financial Corp.	4.750%	10/1/12	975	1,020
Goldman Sachs Capital I	6.345%	2/15/34	4,975	4,612
Goldman Sachs Group Inc.	5.700%	9/1/12	275	289
Goldman Sachs Group Inc.	5.450%	11/1/12	18,050	19,073
Goldman Sachs Group Inc.	4.750%	7/15/13	7,425	7,819
Goldman Sachs Group Inc.	5.250%	10/15/13	5,100	5,434
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,322
Goldman Sachs Group Inc.	6.000%	5/1/14	10,825	11,839
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,940
Goldman Sachs Group Inc.	5.125%	1/15/15	6,525	6,979
Goldman Sachs Group Inc.	3.700%	8/1/15	17,950	18,276
Goldman Sachs Group Inc.	5.350%	1/15/16	11,225	12,097
Goldman Sachs Group Inc.	3.625%	2/7/16	8,225	8,310
Goldman Sachs Group Inc.	5.750%	10/1/16	2,000	2,177
Goldman Sachs Group Inc.	5.625%	1/15/17	4,275	4,523
Goldman Sachs Group Inc.	6.250%	9/1/17	8,625	9,452
Goldman Sachs Group Inc.	5.950%	1/18/18	5,775	6,262
Goldman Sachs Group Inc.	6.150%	4/1/18	7,475	8,117
Goldman Sachs Group Inc.	7.500%	2/15/19	2,900	3,364
Goldman Sachs Group Inc.	5.375%	3/15/20	16,050	16,527
Goldman Sachs Group Inc.	6.000%	6/15/20	14,390	15,450
Goldman Sachs Group Inc.	5.950%	1/15/27	4,650	4,490
Goldman Sachs Group Inc.	6.125%	2/15/33	11,200	11,205
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	2,074
Goldman Sachs Group Inc.	6.750%	10/1/37	17,000	16,955
Goldman Sachs Group Inc.	6.250%	2/1/41	3,220	3,246
5 HBOS plc	6.750%	5/21/18	2,075	2,001
HSBC Bank USA NA	4.625%	4/1/14	8,475	9,042
HSBC Bank USA NA	4.875%	8/24/20	3,675	3,676

27

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Bank USA NA	5.875%	11/1/34	1,200	1,201
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,164
HSBC Bank USA NA	7.000%	1/15/39	325	364
HSBC Holdings plc	5.100%	4/5/21	15,160	15,606
HSBC Holdings plc	7.625%	5/17/32	325	357
HSBC Holdings plc	7.350%	11/27/32	600	650
HSBC Holdings plc	6.500%	5/2/36	7,500	7,698
HSBC Holdings plc	6.500%	9/15/37	14,050	14,338
HSBC Holdings plc	6.800%	6/1/38	1,475	1,556
Huntington Bancshares Inc.	7.000%	12/15/20	3,950	4,422
5 ICICI Bank Ltd.	6.625%	10/3/12	4,525	4,757
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	246
4 JP Morgan Chase Capital XVIII	6.950%	8/1/36	900	882
4 JP Morgan Chase Capital XX	6.550%	9/15/36	2,250	2,230
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	7,675	7,655
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,775	2,734
JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,278
JPMorgan Chase & Co.	5.750%	1/2/13	8,990	9,563
JPMorgan Chase & Co.	4.750%	5/1/13	8,785	9,336
JPMorgan Chase & Co.	1.650%	9/30/13	16,100	16,238
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,411
JPMorgan Chase & Co.	4.650%	6/1/14	8,600	9,218
JPMorgan Chase & Co.	5.125%	9/15/14	14,715	15,872
JPMorgan Chase & Co.	3.700%	1/20/15	2,950	3,056
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,929
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,185
JPMorgan Chase & Co.	5.150%	10/1/15	7,400	8,013
JPMorgan Chase & Co.	2.600%	1/15/16	11,075	10,875
JPMorgan Chase & Co.	3.450%	3/1/16	500	508
JPMorgan Chase & Co.	3.150%	7/5/16	2,200	2,211
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,710
JPMorgan Chase & Co.	6.000%	1/15/18	2,400	2,685
JPMorgan Chase & Co.	6.300%	4/23/19	14,795	16,612
JPMorgan Chase & Co.	4.400%	7/22/20	3,625	3,567
JPMorgan Chase & Co.	4.250%	10/15/20	3,975	3,900
JPMorgan Chase & Co.	6.400%	5/15/38	29,150	32,938
JPMorgan Chase & Co.	5.500%	10/15/40	5,350	5,341
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,765
JPMorgan Chase Capital XXVII	7.000%	11/1/39	3,140	3,132
KeyBank NA	5.500%	9/17/12	2,000	2,104
KeyBank NA	5.800%	7/1/14	850	928
KeyBank NA	5.450%	3/3/16	2,500	2,707
KeyCorp	6.500%	5/14/13	1,500	1,631
KeyCorp	5.100%	3/24/21	6,300	6,382
5 Lloyds TSB Bank plc	4.375%	1/12/15	3,650	3,717
Lloyds TSB Bank plc	4.875%	1/21/16	6,375	6,504
5 Lloyds TSB Bank plc	5.800%	1/13/20	3,950	3,854
Lloyds TSB Bank plc	6.375%	1/21/21	6,575	6,839
M&I Marshall & Ilsley Bank	5.250%	9/4/12	225	232
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	370
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	106
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,853
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	99
MBNA Corp.	6.125%	3/1/13	1,375	1,474
MBNA Corp.	5.000%	6/15/15	1,425	1,508

28

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mellon Funding Corp.	5.000%	12/1/14	875	958
Merrill Lynch & Co. Inc.	6.050%	8/15/12	3,475	3,646
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,418
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,729
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,648
Merrill Lynch & Co. Inc.	5.450%	7/15/14	850	913
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	11,903
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,025	1,076
Merrill Lynch & Co. Inc.	5.700%	5/2/17	6,625	6,772
Merrill Lynch & Co. Inc.	6.400%	8/28/17	5,425	5,905
Merrill Lynch & Co. Inc.	6.875%	4/25/18	16,925	18,715
Merrill Lynch & Co. Inc.	6.500%	7/15/18	100	107
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,525	4,434
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,375	2,235
Merrill Lynch & Co. Inc.	7.750%	5/14/38	12,825	14,214
Morgan Stanley	5.625%	1/9/12	5,520	5,658
Morgan Stanley	5.300%	3/1/13	1,050	1,113
Morgan Stanley	6.750%	10/15/13	200	219
Morgan Stanley	2.875%	1/24/14	5,250	5,304
Morgan Stanley	4.750%	4/1/14	13,900	14,495
Morgan Stanley	6.000%	5/13/14	12,050	13,133
Morgan Stanley	4.200%	11/20/14	2,325	2,406
Morgan Stanley	4.100%	1/26/15	3,300	3,383
Morgan Stanley	6.000%	4/28/15	19,475	21,060
Morgan Stanley	5.375%	10/15/15	2,325	2,485
Morgan Stanley	3.450%	11/2/15	24,800	24,730
Morgan Stanley	3.800%	4/29/16	625	625
Morgan Stanley	5.750%	10/18/16	4,700	5,023
Morgan Stanley	5.450%	1/9/17	3,225	3,396
Morgan Stanley	5.550%	4/27/17	1,375	1,449
Morgan Stanley	5.950%	12/28/17	5,100	5,464
Morgan Stanley	6.625%	4/1/18	11,975	13,169
Morgan Stanley	7.300%	5/13/19	12,800	14,322
Morgan Stanley	5.625%	9/23/19	18,700	19,087
Morgan Stanley	5.500%	1/26/20	2,750	2,789
Morgan Stanley	5.500%	7/24/20	1,650	1,677
Morgan Stanley	5.750%	1/25/21	5,275	5,443
Morgan Stanley	6.250%	8/9/26	9,175	9,596
Morgan Stanley	7.250%	4/1/32	2,750	3,190
National City Bank	4.625%	5/1/13	725	765
National City Corp.	4.900%	1/15/15	850	922
National City Corp.	6.875%	5/15/19	4,525	5,217
4 National City Preferred Capital Trust I	12.000%	12/29/49	1,575	1,709
North Fork Bancorporation Inc.	5.875%	8/15/12	100	104
Northern Trust Co.	6.500%	8/15/18	425	490
Northern Trust Corp.	5.500%	8/15/13	425	464
Northern Trust Corp.	4.625%	5/1/14	1,025	1,116
Paribas	6.950%	7/22/13	325	351
PNC Bank NA	4.875%	9/21/17	3,575	3,833
PNC Bank NA	6.000%	12/7/17	325	365
PNC Funding Corp.	3.625%	2/8/15	1,925	2,017
PNC Funding Corp.	4.250%	9/21/15	650	694
PNC Funding Corp.	5.250%	11/15/15	6,400	6,935
PNC Funding Corp.	5.625%	2/1/17	325	356
PNC Funding Corp.	6.700%	6/10/19	6,475	7,614

29

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PNC Funding Corp.	5.125%	2/8/20	2,325	2,467
	PNC Funding Corp.	4.375%	8/11/20	3,150	3,175
	Royal Bank of Canada	2.100%	7/29/13	6,200	6,353
	Royal Bank of Canada	2.625%	12/15/15	5,600	5,674
	Royal Bank of Canada	2.875%	4/19/16	2,075	2,116
	Royal Bank of Scotland Group plc	5.000%	10/1/14	1,500	1,487
	Royal Bank of Scotland Group plc	5.050%	1/8/15	1,800	1,787
	Royal Bank of Scotland Group plc	6.400%	10/21/19	7,650	7,762
	Royal Bank Of Scotland NV	4.650%	6/4/18	100	100
	Royal Bank of Scotland plc	3.400%	8/23/13	4,225	4,320
	Royal Bank of Scotland plc	3.250%	1/11/14	6,525	6,611
5	Royal Bank of Scotland plc	4.875%	8/25/14	1,800	1,878
	Royal Bank of Scotland plc	4.875%	3/16/15	3,975	4,120
	Royal Bank of Scotland plc	4.375%	3/16/16	3,300	3,320
	Royal Bank of Scotland plc	5.625%	8/24/20	8,350	8,294
	Royal Bank of Scotland plc	6.125%	1/11/21	7,425	7,589
	Santander Holdings USA Inc.	4.625%	4/19/16	4,225	4,249
	Santander UK plc	7.950%	10/26/29	590	643
	SouthTrust Corp.	5.800%	6/15/14	750	813
	Sovereign Bank	5.125%	3/15/13	625	646
	Sovereign Bank	8.750%	5/30/18	675	777
4,5	Standard Chartered plc	6.409%	12/31/49	1,975	1,861
	State Street Bank and Trust Co.	5.300%	1/15/16	2,725	3,003
	State Street Bank and Trust Co.	5.250%	10/15/18	2,879	3,087
	State Street Corp.	4.300%	5/30/14	1,600	1,720
	State Street Corp.	2.875%	3/7/16	5,400	5,474
	SunTrust Bank	5.000%	9/1/15	16	17
	SunTrust Bank	7.250%	3/15/18	375	431
	SunTrust Banks Inc.	5.250%	11/5/12	1,800	1,894
	SunTrust Banks Inc.	3.600%	4/15/16	3,775	3,818
	SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,440
4	SunTrust Capital VIII	6.100%	12/1/66	657	639
	UBS AG	2.250%	8/12/13	7,650	7,759
	UBS AG	2.250%	1/28/14	9,950	10,016
	UBS AG	3.875%	1/15/15	1,300	1,361
	UBS AG	7.000%	10/15/15	1,000	1,107
	UBS AG	5.875%	7/15/16	2,325	2,518
	UBS AG	7.375%	6/15/17	1,050	1,213
	UBS AG	5.875%	12/20/17	7,575	8,295
	UBS AG	5.750%	4/25/18	3,675	3,986
	UBS AG	4.875%	8/4/20	14,100	14,364
	UBS AG	7.750%	9/1/26	1,000	1,207
	UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,740
	Union Bank NA	5.950%	5/11/16	1,375	1,516
	Union Bank NA	3.000%	6/6/16	1,550	1,549
	UnionBanCal Corp.	5.250%	12/16/13	700	752
	US Bancorp	2.000%	6/14/13	5,000	5,099
	US Bancorp	1.125%	10/30/13	3,400	3,383
	US Bancorp	3.150%	3/4/15	600	622
	US Bancorp	2.450%	7/27/15	275	277
	US Bancorp	3.442%	2/1/16	4,250	4,310
	US Bancorp	4.125%	5/24/21	2,150	2,153
	US Bank NA	6.300%	2/4/14	3,150	3,510
	US Bank NA	4.950%	10/30/14	4,800	5,248
	US Bank NA	4.800%	4/15/15	850	924

30

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
USB Capital XIII Trust	6.625%	12/15/39	675	682
Wachovia Bank NA	4.800%	11/1/14	425	454
Wachovia Bank NA	4.875%	2/1/15	6,050	6,491
Wachovia Bank NA	5.000%	8/15/15	825	883
Wachovia Bank NA	6.000%	11/15/17	2,500	2,774
Wachovia Bank NA	5.850%	2/1/37	5,775	5,836
Wachovia Bank NA	6.600%	1/15/38	3,600	3,982
Wachovia Corp.	5.300%	10/15/11	4,125	4,178
Wachovia Corp.	5.500%	5/1/13	10,003	10,737
Wachovia Corp.	4.875%	2/15/14	5,275	5,611
Wachovia Corp.	5.250%	8/1/14	1,900	2,044
Wachovia Corp.	5.625%	10/15/16	11,800	12,832
Wachovia Corp.	5.750%	6/15/17	6,425	7,176
Wachovia Corp.	5.750%	2/1/18	825	914
Wachovia Corp.	6.605%	10/1/25	100	109
Wachovia Corp.	7.500%	4/15/35	275	320
Wachovia Corp.	5.500%	8/1/35	1,775	1,691
Wachovia Corp.	6.550%	10/15/35	250	267
Wells Fargo & Co.	5.125%	9/1/12	1,200	1,255
Wells Fargo & Co.	5.250%	10/23/12	3,575	3,778
Wells Fargo & Co.	4.375%	1/31/13	12,725	13,340
Wells Fargo & Co.	4.950%	10/16/13	1,150	1,221
Wells Fargo & Co.	3.750%	10/1/14	2,050	2,154
Wells Fargo & Co.	3.625%	4/15/15	11,375	11,829
Wells Fargo & Co.	3.676%	6/15/16	4,900	5,067
Wells Fargo & Co.	5.625%	12/11/17	17,225	19,086
Wells Fargo & Co.	4.600%	4/1/21	7,225	7,287
Wells Fargo & Co.	5.375%	2/7/35	4,700	4,696
Wells Fargo Bank NA	4.750%	2/9/15	4,925	5,249
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,968
Wells Fargo Bank NA	5.950%	8/26/36	1,725	1,747
4 Wells Fargo Capital X	5.950%	12/1/36	3,600	3,591
4 Wells Fargo Capital XIII	7.700%	12/29/49	6,525	6,672
4 Wells Fargo Capital XV	9.750%	12/29/49	3,650	3,833
Wells Fargo Financial Inc.	5.500%	8/1/12	1,225	1,289
Westpac Banking Corp.	2.250%	11/19/12	3,725	3,792
Westpac Banking Corp.	2.100%	8/2/13	625	633
Westpac Banking Corp.	1.850%	12/9/13	7,000	7,065
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,811
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,160
Westpac Banking Corp.	4.875%	11/19/19	17,675	18,358

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,633
Ameriprise Financial Inc.	5.300%	3/15/20	775	827
4 Ameriprise Financial Inc.	7.518%	6/1/66	4,975	5,224
BlackRock Inc.	2.250%	12/10/12	2,300	2,349
BlackRock Inc.	3.500%	12/10/14	1,700	1,795
BlackRock Inc.	6.250%	9/15/17	1,150	1,333
BlackRock Inc.	5.000%	12/10/19	100	106
BlackRock Inc.	4.250%	5/24/21	2,125	2,076
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,291
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,016
5 FMR LLC	7.490%	6/15/19	200	233
Franklin Resources Inc.	2.000%	5/20/13	2,650	2,696

31

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,509
Franklin Resources Inc.	4.625%	5/20/20	700	726
Jefferies Group Inc.	5.500%	3/15/16	3,900	4,150
Jefferies Group Inc.	5.125%	4/13/18	8,150	8,109
Jefferies Group Inc.	8.500%	7/15/19	2,105	2,492
Jefferies Group Inc.	6.450%	6/8/27	5,800	5,720
Jefferies Group Inc.	6.250%	1/15/36	4,225	3,897
Lazard Group LLC	6.850%	6/15/17	2,675	2,940
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,555
Nomura Holdings Inc.	4.125%	1/19/16	275	279
Nomura Holdings Inc.	6.700%	3/4/20	3,850	4,201
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,029
TD Ameritrade Holding Corp.	2.950%	12/1/12	775	793
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,086
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	984

Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	525	556
^ Block Financial LLC	5.125%	10/30/14	5,500	5,681
Discover Financial Services	6.450%	6/12/17	325	360
Discover Financial Services	10.250%	7/15/19	950	1,227
GATX Corp.	4.750%	10/1/12	1,000	1,041
General Electric Capital Corp.	3.500%	8/13/12	8,775	9,039
General Electric Capital Corp.	5.250%	10/19/12	24,450	25,813
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,151
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,819
General Electric Capital Corp.	4.800%	5/1/13	10,425	11,069
General Electric Capital Corp.	2.100%	1/7/14	2,600	2,631
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,683
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,664
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,394
General Electric Capital Corp.	3.750%	11/14/14	12,475	13,137
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,179
General Electric Capital Corp.	4.375%	9/21/15	3,500	3,726
General Electric Capital Corp.	2.250%	11/9/15	15,875	15,629
General Electric Capital Corp.	2.950%	5/9/16	3,125	3,135
General Electric Capital Corp.	5.375%	10/20/16	250	275
General Electric Capital Corp.	5.400%	2/15/17	14,850	16,212
General Electric Capital Corp.	5.625%	9/15/17	1,150	1,266
General Electric Capital Corp.	5.625%	5/1/18	14,900	16,314
General Electric Capital Corp.	6.000%	8/7/19	10,675	11,773
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,153
General Electric Capital Corp.	5.550%	5/4/20	3,275	3,506
General Electric Capital Corp.	4.625%	1/7/21	2,400	2,407
General Electric Capital Corp.	5.300%	2/11/21	2,550	2,653
General Electric Capital Corp.	6.750%	3/15/32	5,900	6,516
General Electric Capital Corp.	6.150%	8/7/37	14,250	14,681
General Electric Capital Corp.	5.875%	1/14/38	18,900	18,911
General Electric Capital Corp.	6.875%	1/10/39	18,625	20,887
4 General Electric Capital Corp.	6.375%	11/15/67	12,400	12,679
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	675	629
HSBC Finance Corp.	6.375%	11/27/12	9,000	9,633
HSBC Finance Corp.	4.750%	7/15/13	4,000	4,229
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,535
HSBC Finance Corp.	5.000%	6/30/15	10,650	11,432

32

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Finance Corp.	5.500%	1/19/16	550	601
5 HSBC Finance Corp.	6.676%	1/15/21	16,424	16,897
SLM Corp.	5.375%	1/15/13	1,150	1,187
SLM Corp.	5.000%	10/1/13	1,250	1,301
SLM Corp.	5.375%	5/15/14	3,175	3,255
SLM Corp.	5.050%	11/14/14	975	978
SLM Corp.	6.250%	1/25/16	10,250	10,666
SLM Corp.	8.450%	6/15/18	4,950	5,334
SLM Corp.	8.000%	3/25/20	4,900	5,261
SLM Corp.	5.625%	8/1/33	5,000	4,208

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,289
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,797
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,905
ACE INA Holdings Inc.	2.600%	11/23/15	3,500	3,503
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,557
ACE INA Holdings Inc.	5.800%	3/15/18	425	472
ACE INA Holdings Inc.	5.900%	6/15/19	550	616
ACE INA Holdings Inc.	6.700%	5/15/36	400	460
AEGON Funding Co. LLC	5.750%	12/15/20	1,375	1,460
Aegon NV	4.750%	6/1/13	800	844
Aetna Inc.	6.000%	6/15/16	5,800	6,642
Aetna Inc.	6.500%	9/15/18	875	1,018
Aetna Inc.	4.125%	6/1/21	1,375	1,354
Aetna Inc.	6.625%	6/15/36	3,100	3,461
Aetna Inc.	6.750%	12/15/37	50	57
Aflac Inc.	8.500%	5/15/19	1,100	1,346
Aflac Inc.	6.900%	12/17/39	2,450	2,553
Aflac Inc.	6.450%	8/15/40	1,050	1,040
Alleghany Corp.	5.625%	9/15/20	1,000	1,021
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	6,875	7,886
Allstate Corp.	5.000%	8/15/14	3,325	3,666
Allstate Corp.	6.125%	12/15/32	950	1,003
Allstate Corp.	5.350%	6/1/33	225	216
Allstate Corp.	5.550%	5/9/35	475	461
Allstate Corp.	5.950%	4/1/36	1,000	1,010
Allstate Corp.	6.900%	5/15/38	2,655	3,002
4 Allstate Corp.	6.500%	5/15/57	1,625	1,613
4 Allstate Corp.	6.125%	5/15/67	1,500	1,470
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,425	1,534
Alterra Finance LLC	6.250%	9/30/20	815	831
American Financial Group Inc.	9.875%	6/15/19	775	961
American International Group Inc.	4.250%	5/15/13	3,550	3,671
American International Group Inc.	5.050%	10/1/15	4,775	4,944
American International Group Inc.	5.600%	10/18/16	1,150	1,202
American International Group Inc.	5.450%	5/18/17	2,225	2,323
American International Group Inc.	5.850%	1/16/18	3,300	3,405
American International Group Inc.	8.250%	8/15/18	950	1,101
American International Group Inc.	6.400%	12/15/20	7,015	7,545
American International Group Inc.	6.250%	5/1/36	11,200	11,311
American International Group Inc.	6.250%	3/15/37	6,698	6,078
4 American International Group Inc.	8.175%	5/15/68	11,750	12,808
AON Corp.	3.500%	9/30/15	2,025	2,085
AON Corp.	5.000%	9/30/20	1,175	1,204

33

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AON Corp.	8.205%	1/1/27	325	371
AON Corp.	6.250%	9/30/40	1,325	1,387
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,253
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,389
Assurant Inc.	5.625%	2/15/14	625	663
Assurant Inc.	6.750%	2/15/34	1,425	1,422
AXA SA	8.600%	12/15/30	3,925	4,647
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	784
Axis Specialty Finance LLC	5.875%	6/1/20	10,350	10,569
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	2,050	2,185
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,317
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	2,175	2,198
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,160
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	7,275	7,358
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,775	5,287
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,725	4,792
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,325	3,458
Berkshire Hathaway Inc.	2.125%	2/11/13	1,750	1,791
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,853
Chubb Corp.	5.200%	4/1/13	425	454
Chubb Corp.	5.750%	5/15/18	750	840
Chubb Corp.	6.000%	5/11/37	2,900	3,029
4 Chubb Corp.	6.375%	3/29/67	5,650	5,727
CIGNA Corp.	5.125%	6/15/20	875	914
CIGNA Corp.	4.375%	12/15/20	200	198
CIGNA Corp.	4.500%	3/15/21	225	224
CIGNA Corp.	7.875%	5/15/27	425	501
CIGNA Corp.	6.150%	11/15/36	4,484	4,648
CIGNA Corp.	5.875%	3/15/41	1,000	987
Cincinnati Financial Corp.	6.920%	5/15/28	325	346
Cincinnati Financial Corp.	6.125%	11/1/34	1,175	1,133
CNA Financial Corp.	5.850%	12/15/14	2,000	2,164
CNA Financial Corp.	6.500%	8/15/16	1,750	1,952
CNA Financial Corp.	7.350%	11/15/19	1,650	1,880
CNA Financial Corp.	5.875%	8/15/20	925	962
CNA Financial Corp.	5.750%	8/15/21	975	1,011
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,141
Coventry Health Care Inc.	5.450%	6/15/21	1,600	1,637
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	4,590
Genworth Financial Inc.	5.750%	6/15/14	300	314
Genworth Financial Inc.	4.950%	10/1/15	825	836
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,589
Genworth Financial Inc.	6.515%	5/22/18	900	917
Genworth Financial Inc.	7.700%	6/15/20	225	230
Genworth Financial Inc.	7.625%	9/24/21	500	502
Genworth Financial Inc.	6.500%	6/15/34	3,575	3,222
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	658
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,033
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	947
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	453
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	517
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,675
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,736
Humana Inc.	7.200%	6/15/18	100	116

34

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Humana Inc.	6.300%	8/1/18	150	166
Humana Inc.	8.150%	6/15/38	2,500	3,032
Jefferson-Pilot Corp.	4.750%	1/30/14	275	292
Lincoln National Corp.	5.650%	8/27/12	950	995
Lincoln National Corp.	4.300%	6/15/15	1,619	1,705
Lincoln National Corp.	8.750%	7/1/19	900	1,132
Lincoln National Corp.	6.150%	4/7/36	3,450	3,485
Lincoln National Corp.	7.000%	6/15/40	1,125	1,267
4 Lincoln National Corp.	7.000%	5/17/66	6,985	6,905
Loews Corp.	5.250%	3/15/16	950	1,039
Loews Corp.	6.000%	2/1/35	200	194
Manulife Financial Corp.	3.400%	9/17/15	3,875	4,003
Manulife Financial Corp.	4.900%	9/17/20	4,875	4,867
Markel Corp.	7.125%	9/30/19	825	937
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,229	2,325
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	100	110
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	300	335
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,962	7,591
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	97
5 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	801
MetLife Inc.	5.375%	12/15/12	1,775	1,882
MetLife Inc.	5.000%	11/24/13	1,275	1,371
MetLife Inc.	2.375%	2/6/14	1,625	1,657
MetLife Inc.	5.000%	6/15/15	1,350	1,469
MetLife Inc.	7.717%	2/15/19	5,325	6,403
MetLife Inc.	4.750%	2/8/21	3,000	3,030
MetLife Inc.	6.375%	6/15/34	975	1,049
MetLife Inc.	5.875%	2/6/41	8,850	8,855
4 MetLife Inc.	6.400%	12/15/66	4,400	4,268
5 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,694
Nationwide Financial Services	6.750%	5/15/67	200	187
OneBeacon US Holdings Inc.	5.875%	5/15/13	215	225
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	8,640
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,759
Principal Financial Group Inc.	6.050%	10/15/36	950	991
Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,538
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,956
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,366
Progressive Corp.	6.625%	3/1/29	1,300	1,453
Progressive Corp.	6.250%	12/1/32	100	107
4 Progressive Corp.	6.700%	6/15/67	2,300	2,383
Protective Life Corp.	7.375%	10/15/19	950	1,075
Protective Life Corp.	8.450%	10/15/39	900	1,003
Prudential Financial Inc.	3.625%	9/17/12	775	799
Prudential Financial Inc.	2.750%	1/14/13	1,715	1,750
Prudential Financial Inc.	5.150%	1/15/13	975	1,028
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,925
Prudential Financial Inc.	4.750%	4/1/14	650	699
Prudential Financial Inc.	5.100%	9/20/14	8,000	8,713
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,077
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,172
Prudential Financial Inc.	5.500%	3/15/16	175	192
Prudential Financial Inc.	3.000%	5/12/16	1,650	1,644
Prudential Financial Inc.	6.100%	6/15/17	325	365

35

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	6.000%	12/1/17	1,225	1,375
Prudential Financial Inc.	7.375%	6/15/19	200	236
Prudential Financial Inc.	5.375%	6/21/20	450	474
Prudential Financial Inc.	5.750%	7/15/33	675	649
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,558
Prudential Financial Inc.	5.900%	3/17/36	1,300	1,280
Prudential Financial Inc.	5.700%	12/14/36	5,475	5,227
Prudential Financial Inc.	6.625%	12/1/37	1,050	1,125
Prudential Financial Inc.	5.625%	5/12/41	2,550	2,428
4 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,367
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	729
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,340
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	1,825	2,167
Torchmark Corp.	6.375%	6/15/16	1,225	1,343
Transatlantic Holdings Inc.	8.000%	11/30/39	4,425	4,810
Travelers Cos. Inc.	5.500%	12/1/15	5,975	6,683
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,262
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,541
Travelers Cos. Inc.	5.800%	5/15/18	100	111
Travelers Cos. Inc.	5.900%	6/2/19	1,500	1,671
Travelers Cos. Inc.	3.900%	11/1/20	1,275	1,222
Travelers Cos. Inc.	6.250%	6/15/37	5,155	5,485
Travelers Cos. Inc.	5.350%	11/1/40	3,350	3,170
Travelers Property Casualty Corp.	6.375%	3/15/33	100	109
UnitedHealth Group Inc.	5.500%	11/15/12	1,925	2,043
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,033
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,035
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,356
UnitedHealth Group Inc.	4.875%	3/15/15	875	955
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,070
UnitedHealth Group Inc.	6.000%	2/15/18	4,750	5,388
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	4,891
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	4,554
UnitedHealth Group Inc.	6.500%	6/15/37	625	685
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,580
UnitedHealth Group Inc.	6.875%	2/15/38	6,000	6,841
UnitedHealth Group Inc.	5.950%	2/15/41	250	257
Unum Group	7.125%	9/30/16	1,250	1,439
Unum Group	5.625%	9/15/20	825	858
Validus Holdings Ltd.	8.875%	1/26/40	1,150	1,221
WellPoint Inc.	6.800%	8/1/12	625	664
WellPoint Inc.	6.000%	2/15/14	550	612
WellPoint Inc.	5.000%	12/15/14	4,650	5,111
WellPoint Inc.	5.250%	1/15/16	1,475	1,642
WellPoint Inc.	5.875%	6/15/17	900	1,027
WellPoint Inc.	7.000%	2/15/19	450	537
WellPoint Inc.	5.950%	12/15/34	2,200	2,265
WellPoint Inc.	5.850%	1/15/36	2,400	2,441
WellPoint Inc.	6.375%	6/15/37	325	353
WellPoint Inc.	5.800%	8/15/40	850	853
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,839
Willis Group Holdings plc	5.750%	3/15/21	2,725	2,759
Willis North America Inc.	5.625%	7/15/15	2,200	2,372
Willis North America Inc.	6.200%	3/28/17	1,125	1,226
Willis North America Inc.	7.000%	9/29/19	150	166

36

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WR Berkley Corp.	5.375%	9/15/20	375	376
XL Group plc	5.250%	9/15/14	350	375
XL Group plc	6.375%	11/15/24	175	180

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	2,900	3,151
CME Group Inc.	5.750%	2/15/14	1,075	1,194
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,290
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,900	1,877
NYSE Euronext	4.800%	6/28/13	2,090	2,233
ORIX Corp.	5.000%	1/12/16	2,340	2,429
XTRA Finance Corp.	5.150%	4/1/17	4,525	5,001

Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/15	250	270
AvalonBay Communities Inc.	6.125%	11/1/12	106	113
AvalonBay Communities Inc.	5.750%	9/15/16	275	309
Boston Properties LP	5.625%	4/15/15	1,375	1,522
Boston Properties LP	5.625%	11/15/20	4,500	4,823
Boston Properties LP	4.125%	5/15/21	1,475	1,408
Brandywine Operating Partnership LP	5.400%	11/1/14	875	936
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,593
Brandywine Operating Partnership LP	5.700%	5/1/17	275	293
CommonWealth REIT	6.250%	8/15/16	575	628
CommonWealth REIT	6.250%	6/15/17	1,725	1,887
CommonWealth REIT	5.875%	9/15/20	1,300	1,340
Digital Realty Trust LP	4.500%	7/15/15	4,550	4,714
Digital Realty Trust LP	5.250%	3/15/21	2,275	2,256
Duke Realty LP	6.250%	5/15/13	2,350	2,522
Duke Realty LP	7.375%	2/15/15	3,675	4,183
Duke Realty LP	5.950%	2/15/17	1,300	1,421
Duke Realty LP	8.250%	8/15/19	875	1,057
Duke Realty LP	6.750%	3/15/20	275	308
ERP Operating LP	5.500%	10/1/12	1,100	1,161
ERP Operating LP	5.250%	9/15/14	1,350	1,478
ERP Operating LP	5.125%	3/15/16	3,050	3,316
ERP Operating LP	5.375%	8/1/16	975	1,067
ERP Operating LP	5.750%	6/15/17	550	611
HCP Inc.	5.650%	12/15/13	2,225	2,409
HCP Inc.	2.700%	2/1/14	1,000	1,013
HCP Inc.	3.750%	2/1/16	11,650	11,846
HCP Inc.	6.300%	9/15/16	950	1,062
HCP Inc.	5.375%	2/1/21	3,275	3,365
HCP Inc.	6.750%	2/1/41	1,675	1,771
Health Care REIT Inc.	6.000%	11/15/13	525	571
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,602
Health Care REIT Inc.	6.125%	4/15/20	350	374
Health Care REIT Inc.	4.950%	1/15/21	8,915	8,763
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,784
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,538
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,843
Kilroy Realty LP	5.000%	11/3/15	1,500	1,566
Kilroy Realty LP	4.800%	7/15/18	2,900	2,856
Kimco Realty Corp.	5.783%	3/15/16	400	445
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,082

37

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Liberty Property LP	5.125%	3/2/15	3,200	3,442
Liberty Property LP	4.750%	10/1/20	450	449
Mack-Cali Realty LP	7.750%	8/15/19	675	811
National Retail Properties Inc.	6.875%	10/15/17	2,700	3,011
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,488
ProLogis LP	4.500%	8/15/17	775	776
ProLogis LP	6.625%	5/15/18	500	552
ProLogis LP	7.375%	10/30/19	2,075	2,366
ProLogis LP	6.625%	12/1/19	850	927
ProLogis LP	6.875%	3/15/20	3,675	4,060
Realty Income Corp.	6.750%	8/15/19	2,575	2,935
Realty Income Corp.	5.750%	1/15/21	3,000	3,164
Regency Centers LP	5.250%	8/1/15	625	675
Senior Housing Properties Trust	4.300%	1/15/16	700	700
Simon Property Group LP	6.750%	5/15/14	9,850	11,142
Simon Property Group LP	4.200%	2/1/15	1,500	1,593
Simon Property Group LP	5.750%	12/1/15	5,975	6,719
Simon Property Group LP	6.100%	5/1/16	150	171
Simon Property Group LP	5.250%	12/1/16	3,525	3,857
Simon Property Group LP	5.875%	3/1/17	1,825	2,044
Simon Property Group LP	6.125%	5/30/18	1,700	1,906
Simon Property Group LP	5.650%	2/1/20	3,050	3,297
Simon Property Group LP	4.375%	3/1/21	1,450	1,428
Simon Property Group LP	6.750%	2/1/40	3,800	4,243
Tanger Properties LP	6.150%	11/15/15	2,975	3,325
UDR Inc.	4.250%	6/1/18	575	568
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,562
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	949
				3,201,153
Industrial (10.8%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	1,500	1,755
Agrium Inc.	6.125%	1/15/41	3,325	3,457
Airgas Inc.	4.500%	9/15/14	1,800	1,923
Airgas Inc.	3.250%	10/1/15	1,075	1,092
Albemarle Corp.	4.500%	12/15/20	450	451
Alcoa Inc.	6.000%	7/15/13	1,525	1,661
Alcoa Inc.	6.750%	7/15/18	100	111
Alcoa Inc.	6.150%	8/15/20	10,125	10,680
Alcoa Inc.	5.400%	4/15/21	7,725	7,731
Alcoa Inc.	5.900%	2/1/27	2,450	2,391
Alcoa Inc.	6.750%	1/15/28	6,180	6,385
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,838
AngloGold Ashanti Holdings plc	5.375%	4/15/20	575	565
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	829
ArcelorMittal	5.375%	6/1/13	4,025	4,272
ArcelorMittal	9.000%	2/15/15	1,350	1,611
ArcelorMittal	3.750%	8/5/15	2,450	2,503
ArcelorMittal	3.750%	3/1/16	4,725	4,759
ArcelorMittal	6.125%	6/1/18	3,000	3,194
ArcelorMittal	9.850%	6/1/19	6,700	8,488
ArcelorMittal	5.250%	8/5/20	2,500	2,428
ArcelorMittal	5.500%	3/1/21	5,300	5,292
ArcelorMittal	7.000%	10/15/39	8,000	8,077
ArcelorMittal	6.750%	3/1/41	2,325	2,295

38

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Barrick Gold Corp.	2.900%	5/30/16	625	627
Barrick Gold Corp.	6.950%	4/1/19	200	237
Barrick Gold Finance Co.	4.875%	11/15/14	400	438
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,509
Barrick North America Finance LLC	6.800%	9/15/18	6,150	7,225
5 Barrick North America Finance LLC	4.400%	5/30/21	1,150	1,144
5 Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,586
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	6,244	6,311
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	175	193
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,689
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	5,000	5,637
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	396
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	8,090	9,686
Carpenter Technology Corp.	5.200%	7/15/21	5,425	5,305
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	342
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,076
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	901
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,770
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	379
Cliffs Natural Resources Inc.	4.875%	4/1/21	5,325	5,327
Cliffs Natural Resources Inc.	6.250%	10/1/40	3,400	3,377
Commercial Metals Co.	6.500%	7/15/17	800	856
Commercial Metals Co.	7.350%	8/15/18	1,925	2,060
Cytec Industries Inc.	8.950%	7/1/17	550	682
Dow Chemical Co.	4.850%	8/15/12	5,050	5,270
Dow Chemical Co.	6.000%	10/1/12	500	531
Dow Chemical Co.	7.600%	5/15/14	4,375	5,066
Dow Chemical Co.	5.900%	2/15/15	12,300	13,793
Dow Chemical Co.	2.500%	2/15/16	2,175	2,160
Dow Chemical Co.	4.250%	11/15/20	9,465	9,272
Dow Chemical Co.	7.375%	11/1/29	1,500	1,836
Dow Chemical Co.	9.400%	5/15/39	5,775	8,554
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,657
EI du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,478
EI du Pont de Nemours & Co.	5.000%	1/15/13	1,509	1,606
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,567
EI du Pont de Nemours & Co.	1.750%	3/25/14	1,500	1,517
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,626
EI du Pont de Nemours & Co.	5.250%	12/15/16	225	254
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,275	8,380
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,625	1,707
EI du Pont de Nemours & Co.	3.625%	1/15/21	2,010	1,932
EI du Pont de Nemours & Co.	4.250%	4/1/21	950	964
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	600
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	2,362
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	5,425	5,920
ICI Wilmington Inc.	5.625%	12/1/13	200	217
International Paper Co.	5.300%	4/1/15	1,600	1,750
International Paper Co.	7.950%	6/15/18	6,875	8,163
International Paper Co.	9.375%	5/15/19	4,800	6,125
International Paper Co.	7.500%	8/15/21	4,600	5,368
International Paper Co.	7.300%	11/15/39	3,100	3,347
Lubrizol Corp.	5.500%	10/1/14	2,100	2,351
Lubrizol Corp.	8.875%	2/1/19	1,075	1,394
Lubrizol Corp.	6.500%	10/1/34	2,375	2,694

39

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monsanto Co.	7.375%	8/15/12	475	510
Monsanto Co.	5.125%	4/15/18	850	941
Monsanto Co.	5.875%	4/15/38	4,300	4,703
5 Mosaic Co.	7.625%	12/1/16	3,349	3,575
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,070
Newmont Mining Corp.	5.875%	4/1/35	750	748
Newmont Mining Corp.	6.250%	10/1/39	3,275	3,381
Nucor Corp.	5.000%	12/1/12	200	211
Nucor Corp.	5.000%	6/1/13	100	107
Nucor Corp.	5.750%	12/1/17	425	491
Nucor Corp.	5.850%	6/1/18	1,725	1,972
Nucor Corp.	4.125%	9/15/22	300	295
Nucor Corp.	6.400%	12/1/37	1,875	2,146
Placer Dome Inc.	6.450%	10/15/35	1,050	1,114
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,375
Plum Creek Timberlands LP	4.700%	3/15/21	1,345	1,330
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,117
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,124
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,205
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,255
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,225	7,660
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	207
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,225	1,219
PPG Industries Inc.	5.750%	3/15/13	1,050	1,128
PPG Industries Inc.	1.900%	1/15/16	3,625	3,520
PPG Industries Inc.	6.650%	3/15/18	1,950	2,295
PPG Industries Inc.	5.500%	11/15/40	4,200	4,098
Praxair Inc.	1.750%	11/15/12	1,050	1,065
Praxair Inc.	3.950%	6/1/13	200	212
Praxair Inc.	4.375%	3/31/14	825	892
Praxair Inc.	5.250%	11/15/14	2,000	2,244
Praxair Inc.	4.625%	3/30/15	1,050	1,153
Praxair Inc.	5.200%	3/15/17	325	367
Praxair Inc.	4.500%	8/15/19	1,800	1,912
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	110
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	99
Rio Tinto Alcan Inc.	4.875%	9/15/12	600	629
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,963
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	217
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	276
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	2,991
Rio Tinto Alcan Inc.	5.750%	6/1/35	7,000	7,193
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	11,275	13,528
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,334
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	7,700	10,190
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,668
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,250	1,210
Rohm & Haas Co.	6.000%	9/15/17	2,325	2,628
RPM International Inc.	6.125%	10/15/19	650	696
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,418
Sigma-Aldrich Corp.	3.375%	11/1/20	600	573
Southern Copper Corp.	5.375%	4/16/20	1,000	1,024
Southern Copper Corp.	7.500%	7/27/35	6,200	6,517
Southern Copper Corp.	6.750%	4/16/40	1,600	1,563
Teck Resources Ltd.	9.750%	5/15/14	1,421	1,718

40

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,505
Teck Resources Ltd.	10.250%	5/15/16	4,175	4,989
Teck Resources Ltd.	3.150%	1/15/17	700	701
Teck Resources Ltd.	10.750%	5/15/19	4,050	5,113
Teck Resources Ltd.	4.750%	1/15/22	700	702
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,419
Teck Resources Ltd.	6.250%	7/15/41	2,200	2,224
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,321
Vale Canada Ltd.	7.200%	9/15/32	325	355
Vale Overseas Ltd.	6.250%	1/11/16	1,650	1,857
Vale Overseas Ltd.	6.250%	1/23/17	850	955
Vale Overseas Ltd.	5.625%	9/15/19	5,550	5,896
Vale Overseas Ltd.	4.625%	9/15/20	7,950	7,829
Vale Overseas Ltd.	8.250%	1/17/34	800	973
Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,763
Vale Overseas Ltd.	6.875%	11/10/39	7,275	7,880
Valspar Corp.	7.250%	6/15/19	400	466
WMC Finance USA Ltd.	5.125%	5/15/13	575	620
Xstrata Canada Corp.	7.250%	7/15/12	1,375	1,453
Xstrata Canada Corp.	5.375%	6/1/15	100	109
Xstrata Canada Corp.	6.000%	10/15/15	325	362
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,147

Capital Goods (1.0%)
3M Co.	4.500%	11/1/11	575	583
3M Co.	6.375%	2/15/28	1,300	1,500
3M Co.	5.700%	3/15/37	1,450	1,587
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	851
5 BAE Systems Holdings Inc.	5.200%	8/15/15	100	108
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,931
Black & Decker Corp.	8.950%	4/15/14	2,300	2,720
Black & Decker Corp.	5.750%	11/15/16	625	712
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,588
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,586
Boeing Capital Corp.	3.250%	10/27/14	2,850	3,017
Boeing Co.	1.875%	11/20/12	2,050	2,084
Boeing Co.	5.000%	3/15/14	100	110
Boeing Co.	3.500%	2/15/15	3,250	3,445
Boeing Co.	6.000%	3/15/19	725	841
Boeing Co.	4.875%	2/15/20	950	1,025
Boeing Co.	8.750%	8/15/21	200	271
Boeing Co.	7.250%	6/15/25	325	399
Boeing Co.	8.750%	9/15/31	300	406
Boeing Co.	6.125%	2/15/33	225	256
Boeing Co.	6.625%	2/15/38	525	618
Boeing Co.	5.875%	2/15/40	1,075	1,177
Caterpillar Financial Services Corp.	4.850%	12/7/12	100	106
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,821
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,150	5,262
Caterpillar Financial Services Corp.	1.550%	12/20/13	1,425	1,436
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	10,280
Caterpillar Financial Services Corp.	1.650%	4/1/14	450	456
Caterpillar Financial Services Corp.	1.375%	5/20/14	375	375
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,488
Caterpillar Financial Services Corp.	4.625%	6/1/15	775	849

41

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	459
Caterpillar Financial Services Corp.	7.150%	2/15/19	13,600	16,768
Caterpillar Inc.	1.375%	5/27/14	1,200	1,204
Caterpillar Inc.	3.900%	5/27/21	2,475	2,471
Caterpillar Inc.	6.625%	7/15/28	200	242
Caterpillar Inc.	7.300%	5/1/31	675	855
Caterpillar Inc.	6.050%	8/15/36	3,136	3,497
Caterpillar Inc.	8.250%	12/15/38	200	286
Caterpillar Inc.	5.200%	5/27/41	2,550	2,534
Caterpillar Inc.	6.950%	5/1/42	325	407
Caterpillar Inc.	7.375%	3/1/97	1,825	2,162
Cooper US Inc.	5.250%	11/15/12	1,275	1,348
Cooper US Inc.	5.450%	4/1/15	950	1,064
Cooper US Inc.	2.375%	1/15/16	3,575	3,582
Cooper US Inc.	3.875%	12/15/20	1,000	991
CRH America Inc.	5.300%	10/15/13	450	481
CRH America Inc.	4.125%	1/15/16	3,800	3,862
CRH America Inc.	6.000%	9/30/16	4,500	4,925
CRH America Inc.	8.125%	7/15/18	3,275	3,871
CRH America Inc.	5.750%	1/15/21	7,750	8,115
Danaher Corp.	2.300%	6/23/16	1,800	1,796
Danaher Corp.	5.625%	1/15/18	850	964
Danaher Corp.	3.900%	6/23/21	1,000	996
Deere & Co.	6.950%	4/25/14	3,925	4,553
Deere & Co.	5.375%	10/16/29	2,800	2,969
Deere & Co.	8.100%	5/15/30	1,525	2,070
Deere & Co.	7.125%	3/3/31	1,375	1,730
Dover Corp.	4.875%	10/15/15	2,225	2,475
Dover Corp.	5.450%	3/15/18	2,250	2,524
Dover Corp.	5.375%	10/15/35	100	102
Dover Corp.	6.600%	3/15/38	975	1,167
Eaton Corp.	4.900%	5/15/13	2,175	2,337
Eaton Corp.	5.600%	5/15/18	1,755	1,959
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	4,895
Embraer Overseas Ltd.	6.375%	1/15/20	575	622
Emerson Electric Co.	4.625%	10/15/12	1,800	1,889
Emerson Electric Co.	4.500%	5/1/13	1,275	1,360
Emerson Electric Co.	5.125%	12/1/16	2,125	2,413
Emerson Electric Co.	5.250%	10/15/18	2,200	2,445
Emerson Electric Co.	4.875%	10/15/19	2,275	2,478
Emerson Electric Co.	4.250%	11/15/20	950	993
Emerson Electric Co.	5.250%	11/15/39	325	339
General Dynamics Corp.	4.250%	5/15/13	2,850	3,035
General Dynamics Corp.	5.250%	2/1/14	3,450	3,816
General Electric Co.	5.000%	2/1/13	9,475	10,055
General Electric Co.	5.250%	12/6/17	20,775	23,037
Goodrich Corp.	6.290%	7/1/16	1,000	1,163
Goodrich Corp.	6.125%	3/1/19	3,600	4,087
Goodrich Corp.	4.875%	3/1/20	4,657	4,887
Goodrich Corp.	3.600%	2/1/21	950	902
Harsco Corp.	2.700%	10/15/15	1,000	1,001
Harsco Corp.	5.750%	5/15/18	4,800	5,324
Honeywell International Inc.	4.250%	3/1/13	475	503
Honeywell International Inc.	3.875%	2/15/14	375	402
Honeywell International Inc.	5.400%	3/15/16	1,975	2,257

42

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Honeywell International Inc.	5.300%	3/15/17	1,375	1,560
Honeywell International Inc.	5.300%	3/1/18	175	197
Honeywell International Inc.	5.000%	2/15/19	2,375	2,608
Honeywell International Inc.	5.700%	3/15/36	1,600	1,701
Honeywell International Inc.	5.700%	3/15/37	350	373
Illinois Tool Works Inc.	5.150%	4/1/14	8,769	9,685
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,126
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,558
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,209
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,181
John Deere Capital Corp.	5.250%	10/1/12	1,000	1,056
John Deere Capital Corp.	4.950%	12/17/12	975	1,034
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,168
John Deere Capital Corp.	2.950%	3/9/15	5,075	5,285
John Deere Capital Corp.	5.500%	4/13/17	150	172
John Deere Capital Corp.	2.800%	9/18/17	5,300	5,308
John Deere Capital Corp.	5.750%	9/10/18	3,400	3,889
Joy Global Inc.	6.000%	11/15/16	575	645
L-3 Communications Corp.	5.200%	10/15/19	1,375	1,420
L-3 Communications Corp.	4.750%	7/15/20	2,950	2,912
L-3 Communications Corp.	4.950%	2/15/21	4,225	4,206
Lafarge SA	6.500%	7/15/16	3,750	4,047
Lafarge SA	7.125%	7/15/36	7,600	7,473
Lockheed Martin Corp.	4.121%	3/14/13	625	660
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,842
Lockheed Martin Corp.	4.250%	11/15/19	1,800	1,841
Lockheed Martin Corp.	6.150%	9/1/36	5,075	5,513
Lockheed Martin Corp.	5.500%	11/15/39	900	904
5 Lockheed Martin Corp.	5.970%	6/1/40	4,626	4,792
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,050
Northrop Grumman Corp.	1.850%	11/15/15	6,730	6,597
Northrop Grumman Corp.	3.500%	3/15/21	550	520
Northrop Grumman Corp.	5.050%	11/15/40	2,300	2,162
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,295	1,694
Owens Corning	6.500%	12/1/16	9,400	10,208
Owens Corning	9.000%	6/15/19	1,500	1,785
Owens Corning	7.000%	12/1/36	325	330
Parker Hannifin Corp.	5.500%	5/15/18	450	510
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,557
Parker Hannifin Corp.	6.250%	5/15/38	550	636
Raytheon Co.	1.625%	10/15/15	500	489
Raytheon Co.	6.400%	12/15/18	100	118
Raytheon Co.	4.400%	2/15/20	500	516
Raytheon Co.	3.125%	10/15/20	750	700
Raytheon Co.	7.200%	8/15/27	1,225	1,517
Raytheon Co.	4.875%	10/15/40	400	368
Republic Services Inc.	3.800%	5/15/18	3,825	3,820
Republic Services Inc.	5.500%	9/15/19	4,000	4,343
Republic Services Inc.	5.000%	3/1/20	3,925	4,128
Republic Services Inc.	5.250%	11/15/21	3,375	3,548
Republic Services Inc.	6.086%	3/15/35	825	850
Republic Services Inc.	6.200%	3/1/40	2,455	2,566
Republic Services Inc.	5.700%	5/15/41	3,125	3,050
Rockwell Automation Inc.	5.650%	12/1/17	600	683
Rockwell Automation Inc.	6.700%	1/15/28	425	490

43

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,674
Rockwell Collins Inc.	5.250%	7/15/19	275	301
Roper Industries Inc.	6.625%	8/15/13	3,175	3,514
Roper Industries Inc.	6.250%	9/1/19	1,500	1,697
Sonoco Products Co.	5.750%	11/1/40	1,700	1,671
Textron Inc.	5.600%	12/1/17	325	347
Tyco International Finance SA	6.000%	11/15/13	1,275	1,409
Tyco International Finance SA	3.375%	10/15/15	550	567
Tyco International Finance SA	3.750%	1/15/18	350	353
Tyco International Finance SA	4.625%	1/15/23	225	226
Tyco International Ltd./
Tyco International Finance SA	7.000%	12/15/19	2,375	2,812
Tyco International Ltd./
Tyco International Finance SA	6.875%	1/15/21	4,350	5,081
United Technologies Corp.	4.875%	5/1/15	200	223
United Technologies Corp.	5.375%	12/15/17	4,925	5,649
United Technologies Corp.	6.125%	2/1/19	2,350	2,745
United Technologies Corp.	4.500%	4/15/20	1,850	1,950
United Technologies Corp.	6.700%	8/1/28	325	391
United Technologies Corp.	7.500%	9/15/29	825	1,069
United Technologies Corp.	5.400%	5/1/35	4,025	4,207
United Technologies Corp.	6.050%	6/1/36	1,525	1,718
United Technologies Corp.	6.125%	7/15/38	7,450	8,397
United Technologies Corp.	5.700%	4/15/40	2,125	2,269
Waste Management Inc.	6.375%	11/15/12	325	349
Waste Management Inc.	5.000%	3/15/14	350	380
Waste Management Inc.	6.375%	3/11/15	9,650	11,037
Waste Management Inc.	7.375%	3/11/19	3,750	4,549
Waste Management Inc.	7.100%	8/1/26	325	380
Waste Management Inc.	7.750%	5/15/32	100	123
Waste Management Inc.	6.125%	11/30/39	4,175	4,362

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	650	715
America Movil SAB de CV	5.750%	1/15/15	1,375	1,539
America Movil SAB de CV	5.750%	1/15/15	5,614	6,285
America Movil SAB de CV	5.000%	10/16/19	2,700	2,807
America Movil SAB de CV	5.000%	3/30/20	8,850	9,247
America Movil SAB de CV	6.375%	3/1/35	2,275	2,431
America Movil SAB de CV	6.125%	11/15/37	1,575	1,627
America Movil SAB de CV	6.125%	3/30/40	4,025	4,238
American Tower Corp.	4.625%	4/1/15	3,550	3,724
American Tower Corp.	4.500%	1/15/18	15,000	14,955
AT&T Corp.	8.000%	11/15/31	5,699	7,540
AT&T Inc.	5.875%	8/15/12	1,925	2,033
AT&T Inc.	4.950%	1/15/13	8,700	9,221
AT&T Inc.	6.700%	11/15/13	11,325	12,696
AT&T Inc.	4.850%	2/15/14	4,200	4,558
AT&T Inc.	5.100%	9/15/14	5,775	6,353
AT&T Inc.	2.500%	8/15/15	16,700	16,902
AT&T Inc.	2.950%	5/15/16	7,650	7,761
AT&T Inc.	5.625%	6/15/16	7,225	8,204
AT&T Inc.	5.500%	2/1/18	1,600	1,782
AT&T Inc.	5.600%	5/15/18	1,225	1,367
AT&T Inc.	5.800%	2/15/19	1,425	1,608

44

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	4.450%	5/15/21	3,000	3,031
AT&T Inc.	6.450%	6/15/34	2,025	2,159
AT&T Inc.	6.500%	9/1/37	12,125	13,086
AT&T Inc.	6.300%	1/15/38	13,275	14,000
AT&T Inc.	6.400%	5/15/38	2,675	2,846
AT&T Inc.	6.550%	2/15/39	3,575	3,915
AT&T Inc.	5.350%	9/1/40	17,413	16,384
AT&T Mobility LLC	7.125%	12/15/31	3,575	4,312
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,200	3,899
BellSouth Corp.	5.200%	9/15/14	425	467
BellSouth Corp.	5.200%	12/15/16	1,875	2,113
BellSouth Corp.	6.875%	10/15/31	1,625	1,834
BellSouth Corp.	6.550%	6/15/34	1,750	1,878
BellSouth Corp.	6.000%	11/15/34	1,175	1,182
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	2,947
British Telecommunications plc	5.150%	1/15/13	825	874
British Telecommunications plc	5.950%	1/15/18	9,525	10,428
British Telecommunications plc	9.875%	12/15/30	5,325	7,351
CBS Corp.	5.625%	8/15/12	44	46
CBS Corp.	4.625%	5/15/18	100	103
CBS Corp.	8.875%	5/15/19	1,100	1,397
CBS Corp.	5.750%	4/15/20	11,975	12,897
CBS Corp.	4.300%	2/15/21	4,150	4,023
CBS Corp.	7.875%	7/30/30	450	537
CBS Corp.	5.500%	5/15/33	200	186
Cellco Partnership/Verizon Wireless Capital LLC	7.375%	11/15/13	9,275	10,542
Cellco Partnership/Verizon Wireless Capital LLC	5.550%	2/1/14	6,944	7,640
Cellco Partnership/Verizon Wireless Capital LLC	8.500%	11/15/18	11,950	15,481
CenturyLink Inc.	6.000%	4/1/17	100	104
CenturyLink Inc.	6.150%	9/15/19	1,675	1,664
CenturyLink Inc.	6.450%	6/15/21	2,875	2,860
CenturyLink Inc.	6.875%	1/15/28	300	281
CenturyLink Inc.	7.600%	9/15/39	3,550	3,430
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	55	62
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,769
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,238
Comcast Corp.	5.300%	1/15/14	1,850	2,026
Comcast Corp.	6.500%	1/15/15	1,350	1,544
Comcast Corp.	5.850%	11/15/15	3,760	4,255
Comcast Corp.	5.900%	3/15/16	10,725	12,197
Comcast Corp.	6.500%	1/15/17	150	174
Comcast Corp.	6.300%	11/15/17	3,475	4,006
Comcast Corp.	5.875%	2/15/18	3,800	4,266
Comcast Corp.	5.700%	5/15/18	4,625	5,151
Comcast Corp.	5.700%	7/1/19	6,275	6,971
Comcast Corp.	5.150%	3/1/20	9,275	9,951
Comcast Corp.	5.650%	6/15/35	2,450	2,378
Comcast Corp.	6.500%	11/15/35	16,100	17,250
Comcast Corp.	6.450%	3/15/37	1,825	1,937
Comcast Corp.	6.950%	8/15/37	1,500	1,693
Comcast Corp.	6.400%	5/15/38	1,975	2,101
Comcast Corp.	6.400%	3/1/40	1,475	1,563
COX Communications Inc.	7.125%	10/1/12	2,625	2,824
COX Communications Inc.	5.450%	12/15/14	8,200	9,135
COX Communications Inc.	5.500%	10/1/15	100	112

45

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,400	5,914
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,937
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,820
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	118
Deutsche Telekom International Finance BV	6.000%	7/8/19	13,025	14,862
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,075	4,037
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	4.750%	10/1/14	1,550	1,694
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	3.550%	3/15/15	6,425	6,703
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	3.500%	3/1/16	3,000	3,090
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	7.625%	5/15/16	750	816
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	5.875%	10/1/19	12,975	14,399
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	4.600%	2/15/21	1,950	1,947
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	5.000%	3/1/21	12,000	12,352
DIRECTV Holdings LLC/DIRECTV
Financing Co. Inc.	6.000%	8/15/40	325	329
Discovery Communications LLC	5.050%	6/1/20	500	530
Discovery Communications LLC	4.375%	6/15/21	75	74
Discovery Communications LLC	6.350%	6/1/40	4,060	4,259
Embarq Corp.	7.082%	6/1/16	6,050	6,713
Embarq Corp.	7.995%	6/1/36	8,869	9,037
France Telecom SA	4.375%	7/8/14	3,850	4,162
France Telecom SA	2.125%	9/16/15	5,000	4,979
France Telecom SA	5.375%	7/8/19	6,825	7,616
France Telecom SA	8.500%	3/1/31	4,625	6,231
Grupo Televisa SA	6.625%	3/18/25	1,300	1,394
Grupo Televisa SA	8.500%	3/11/32	200	250
Grupo Televisa SA	6.625%	1/15/40	500	518
GTE Corp.	8.750%	11/1/21	950	1,261
GTE Corp.	6.940%	4/15/28	1,050	1,210
Koninklijke KPN NV	8.375%	10/1/30	1,550	1,983
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	787
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,950
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,716
5 NBCUniversal Media LLC	2.100%	4/1/14	3,700	3,749
5 NBCUniversal Media LLC	3.650%	4/30/15	7,250	7,611
5 NBCUniversal Media LLC	2.875%	4/1/16	850	852
5 NBCUniversal Media LLC	5.150%	4/30/20	7,550	7,949
5 NBCUniversal Media LLC	6.400%	4/30/40	8,200	8,740
5 NBCUniversal Media LLC	5.950%	4/1/41	400	402
New Cingular Wireless Services Inc.	8.750%	3/1/31	925	1,309
News America Inc.	5.300%	12/15/14	4,650	5,169
News America Inc.	8.000%	10/17/16	1,450	1,775
News America Inc.	6.900%	3/1/19	750	872
5 News America Inc.	4.500%	2/15/21	11,350	11,245
News America Inc.	7.700%	10/30/25	200	243
News America Inc.	6.550%	3/15/33	4,500	4,758
News America Inc.	6.200%	12/15/34	5,500	5,588
News America Inc.	6.400%	12/15/35	4,200	4,369

46

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
News America Inc.	8.150%	10/17/36	625	782
News America Inc.	6.650%	11/15/37	3,000	3,206
News America Inc.	7.850%	3/1/39	250	302
News America Inc.	6.900%	8/15/39	1,850	2,034
5 News America Inc.	6.150%	2/15/41	5,125	5,145
News America Inc.	7.750%	12/1/45	425	510
Omnicom Group Inc.	5.900%	4/15/16	1,675	1,875
Omnicom Group Inc.	4.450%	8/15/20	4,550	4,483
Pacific Bell Telephone Co.	7.125%	3/15/26	425	502
Qwest Corp.	7.500%	10/1/14	2,625	2,940
Qwest Corp.	7.625%	6/15/15	2,500	2,815
Qwest Corp.	8.375%	5/1/16	2,675	3,141
Qwest Corp.	6.500%	6/1/17	1,125	1,204
Qwest Corp.	7.500%	6/15/23	1,325	1,325
Qwest Corp.	7.250%	9/15/25	1,400	1,422
Qwest Corp.	6.875%	9/15/33	2,900	2,791
Qwest Corp.	7.125%	11/15/43	4,500	4,275
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,000	1,143
Reed Elsevier Capital Inc.	8.625%	1/15/19	2,570	3,257
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,920
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,929
Rogers Communications Inc.	6.800%	8/15/18	2,600	3,070
Rogers Communications Inc.	7.500%	8/15/38	100	122
TCI Communications Inc.	8.750%	8/1/15	4,175	5,122
TCI Communications Inc.	7.875%	2/15/26	300	376
Telecom Italia Capital SA	5.250%	11/15/13	6,750	7,085
Telecom Italia Capital SA	6.175%	6/18/14	1,475	1,588
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,814
Telecom Italia Capital SA	5.250%	10/1/15	3,500	3,637
Telecom Italia Capital SA	6.999%	6/4/18	200	216
Telecom Italia Capital SA	7.175%	6/18/19	4,950	5,438
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,549
Telecom Italia Capital SA	6.000%	9/30/34	200	170
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,043
Telecom Italia Capital SA	7.721%	6/4/38	11,325	11,013
Telefonica Emisiones SAU	5.855%	2/4/13	6,525	6,913
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	4,022
Telefonica Emisiones SAU	3.992%	2/16/16	7,000	7,062
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,564
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,764
Telefonica Emisiones SAU	5.462%	2/16/21	10,700	10,853
Telefonica Emisiones SAU	7.045%	6/20/36	7,800	8,301
Telefonica Europe BV	8.250%	9/15/30	1,500	1,772
Thomson Reuters Corp.	5.950%	7/15/13	725	792
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,677
Thomson Reuters Corp.	6.500%	7/15/18	250	291
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,708
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,496
Thomson Reuters Corp.	5.850%	4/15/40	1,400	1,476
Time Warner Cable Inc.	5.400%	7/2/12	4,625	4,833
Time Warner Cable Inc.	6.200%	7/1/13	2,775	3,042
Time Warner Cable Inc.	8.250%	2/14/14	875	1,019
Time Warner Cable Inc.	7.500%	4/1/14	2,825	3,249
Time Warner Cable Inc.	3.500%	2/1/15	925	963
Time Warner Cable Inc.	5.850%	5/1/17	9,600	10,751

47

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	6.750%	7/1/18	9,150	10,598
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,943
Time Warner Cable Inc.	8.250%	4/1/19	12,550	15,623
Time Warner Cable Inc.	5.000%	2/1/20	1,900	1,964
Time Warner Cable Inc.	6.550%	5/1/37	1,525	1,615
Time Warner Cable Inc.	6.750%	6/15/39	1,815	1,972
Time Warner Cable Inc.	5.875%	11/15/40	15,600	15,393
Time Warner Entertainment Co. LP	8.875%	10/1/12	550	602
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,007
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,780
United States Cellular Corp.	6.700%	12/15/33	1,025	1,018
Verizon Communications Inc.	4.350%	2/15/13	200	210
Verizon Communications Inc.	5.250%	4/15/13	4,575	4,904
Verizon Communications Inc.	4.900%	9/15/15	575	637
Verizon Communications Inc.	5.550%	2/15/16	15,350	17,304
Verizon Communications Inc.	3.000%	4/1/16	6,675	6,814
Verizon Communications Inc.	5.500%	2/15/18	17,750	19,773
Verizon Communications Inc.	6.100%	4/15/18	3,625	4,161
Verizon Communications Inc.	8.750%	11/1/18	1,775	2,320
Verizon Communications Inc.	6.350%	4/1/19	11,400	13,250
Verizon Communications Inc.	4.600%	4/1/21	5,075	5,187
Verizon Communications Inc.	5.850%	9/15/35	5,150	5,319
Verizon Communications Inc.	6.250%	4/1/37	1,675	1,777
Verizon Communications Inc.	6.400%	2/15/38	4,471	4,819
Verizon Communications Inc.	6.900%	4/15/38	4,625	5,291
Verizon Communications Inc.	8.950%	3/1/39	4,300	6,092
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,434
Verizon Communications Inc.	6.000%	4/1/41	4,775	4,929
Verizon Global Funding Corp.	4.375%	6/1/13	200	212
Verizon Global Funding Corp.	7.750%	12/1/30	4,600	5,780
Verizon Maryland Inc.	5.125%	6/15/33	175	164
Verizon New England Inc.	7.875%	11/15/29	1,225	1,430
Verizon New York Inc.	7.375%	4/1/32	650	745
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,820
Vodafone Group plc	5.000%	12/16/13	475	516
Vodafone Group plc	5.375%	1/30/15	6,775	7,529
Vodafone Group plc	5.750%	3/15/16	1,825	2,059
Vodafone Group plc	5.625%	2/27/17	15,900	17,805
Vodafone Group plc	5.450%	6/10/19	5,000	5,560
Vodafone Group plc	6.250%	11/30/32	2,675	2,883
Vodafone Group plc	6.150%	2/27/37	2,625	2,812
Washington Post Co.	7.250%	2/1/19	875	1,004
WPP Finance UK	5.875%	6/15/14	6,125	6,734
WPP Finance UK	8.000%	9/15/14	2,625	3,074

Consumer Cyclical (1.1%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,232
AutoZone Inc.	5.750%	1/15/15	4,050	4,506
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,144
BorgWarner Inc.	4.625%	9/15/20	400	406
Costco Wholesale Corp.	5.500%	3/15/17	3,500	4,060
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,835
CVS Caremark Corp.	3.250%	5/18/15	2,100	2,179
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,734
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,043

48

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,037
CVS Caremark Corp.	6.250%	6/1/27	10,150	11,153
CVS Caremark Corp.	6.125%	9/15/39	3,300	3,392
CVS Caremark Corp.	5.750%	5/15/41	900	883
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,890
Daimler Finance North America LLC	8.500%	1/18/31	4,700	6,313
Darden Restaurants Inc.	5.625%	10/15/12	2,675	2,819
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,117
Darden Restaurants Inc.	6.800%	10/15/37	6,450	7,210
eBay Inc.	0.875%	10/15/13	1,150	1,146
eBay Inc.	1.625%	10/15/15	1,150	1,119
eBay Inc.	3.250%	10/15/20	1,175	1,090
Expedia Inc.	7.456%	8/15/18	250	278
Expedia Inc.	5.950%	8/15/20	6,400	6,212
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,242
Historic TW Inc.	9.150%	2/1/23	3,425	4,565
Historic TW Inc.	6.625%	5/15/29	2,925	3,180
Home Depot Inc.	5.250%	12/16/13	6,050	6,599
Home Depot Inc.	5.400%	3/1/16	6,175	6,899
Home Depot Inc.	4.400%	4/1/21	400	402
Home Depot Inc.	5.875%	12/16/36	2,250	2,305
Home Depot Inc.	5.400%	9/15/40	7,590	7,195
Home Depot Inc.	5.950%	4/1/41	7,725	7,920
International Game Technology	7.500%	6/15/19	875	1,003
International Game Technology	5.500%	6/15/20	1,030	1,058
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,442
Johnson Controls Inc.	4.250%	3/1/21	5,250	5,221
Johnson Controls Inc.	6.000%	1/15/36	350	369
Kohl’s Corp.	6.250%	12/15/17	1,550	1,806
Kohl’s Corp.	6.000%	1/15/33	300	310
Kohl’s Corp.	6.875%	12/15/37	700	801
Lowe’s Cos. Inc.	5.600%	9/15/12	850	901
Lowe’s Cos. Inc.	5.400%	10/15/16	1,925	2,217
Lowe’s Cos. Inc.	6.100%	9/15/17	875	1,023
Lowe’s Cos. Inc.	4.625%	4/15/20	2,675	2,834
Lowe’s Cos. Inc.	3.750%	4/15/21	2,100	2,058
Lowe’s Cos. Inc.	6.875%	2/15/28	350	410
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,171
Lowe’s Cos. Inc.	5.800%	10/15/36	7,175	7,516
Lowe’s Cos. Inc.	5.800%	4/15/40	1,775	1,846
Macy’s Retail Holdings Inc.	8.125%	7/15/15	4,925	5,836
Macy’s Retail Holdings Inc.	5.900%	12/1/16	3,775	4,237
Macy’s Retail Holdings Inc.	6.900%	4/1/29	4,850	5,383
Macy’s Retail Holdings Inc.	6.375%	3/15/37	2,300	2,380
Marriott International Inc.	5.625%	2/15/13	850	906
Marriott International Inc.	6.200%	6/15/16	550	619
Marriott International Inc.	6.375%	6/15/17	650	746
McDonald’s Corp.	5.300%	3/15/17	300	344
McDonald’s Corp.	5.800%	10/15/17	1,825	2,140
McDonald’s Corp.	5.350%	3/1/18	2,575	2,931
McDonald’s Corp.	5.000%	2/1/19	4,525	5,008
McDonald’s Corp.	6.300%	10/15/37	750	871
McDonald’s Corp.	6.300%	3/1/38	1,825	2,118
McDonald’s Corp.	5.700%	2/1/39	850	916
MDC Holdings Inc.	5.500%	5/15/13	750	786

49

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nordstrom Inc.	6.750%	6/1/14	175	200
Nordstrom Inc.	6.250%	1/15/18	5,625	6,496
Nordstrom Inc.	4.750%	5/1/20	1,200	1,260
Nordstrom Inc.	6.950%	3/15/28	425	500
Nordstrom Inc.	7.000%	1/15/38	475	564
O’Reilly Automotive Inc.	4.875%	1/14/21	600	601
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,186
PACCAR Inc.	6.875%	2/15/14	1,200	1,370
Staples Inc.	9.750%	1/15/14	6,300	7,513
Target Corp.	5.125%	1/15/13	625	668
Target Corp.	4.000%	6/15/13	600	637
Target Corp.	5.875%	7/15/16	3,575	4,173
Target Corp.	5.375%	5/1/17	100	114
Target Corp.	6.000%	1/15/18	2,850	3,291
Target Corp.	7.000%	7/15/31	1,425	1,698
Target Corp.	6.350%	11/1/32	2,075	2,317
Target Corp.	6.500%	10/15/37	2,400	2,720
Target Corp.	7.000%	1/15/38	12,700	15,300
Time Warner Cos. Inc.	7.570%	2/1/24	325	396
Time Warner Cos. Inc.	6.950%	1/15/28	150	167
Time Warner Inc.	3.150%	7/15/15	7,928	8,161
Time Warner Inc.	5.875%	11/15/16	2,525	2,866
Time Warner Inc.	4.875%	3/15/20	3,975	4,110
Time Warner Inc.	4.700%	1/15/21	4,250	4,315
Time Warner Inc.	4.750%	3/29/21	7,975	8,087
Time Warner Inc.	7.625%	4/15/31	5,700	6,778
Time Warner Inc.	7.700%	5/1/32	7,850	9,444
Time Warner Inc.	6.500%	11/15/36	1,900	2,017
Time Warner Inc.	6.200%	3/15/40	950	973
Time Warner Inc.	6.100%	7/15/40	1,725	1,748
Time Warner Inc.	6.250%	3/29/41	5,275	5,463
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,811
TJX Cos. Inc.	6.950%	4/15/19	6,150	7,411
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,696
Toyota Motor Credit Corp.	2.800%	1/11/16	1,300	1,322
Toyota Motor Credit Corp.	4.250%	1/11/21	4,200	4,266
VF Corp.	5.950%	11/1/17	850	981
VF Corp.	6.450%	11/1/37	850	972
Viacom Inc.	4.375%	9/15/14	375	404
Viacom Inc.	3.500%	4/1/17	700	711
Viacom Inc.	6.125%	10/5/17	1,250	1,430
Viacom Inc.	5.625%	9/15/19	12,235	13,549
Viacom Inc.	6.875%	4/30/36	4,325	4,809
Wal-Mart Stores Inc.	4.250%	4/15/13	25	27
Wal-Mart Stores Inc.	4.550%	5/1/13	2,250	2,411
Wal-Mart Stores Inc.	7.250%	6/1/13	550	617
Wal-Mart Stores Inc.	1.625%	4/15/14	5,525	5,596
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,217
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,518
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,449
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,293
Wal-Mart Stores Inc.	1.500%	10/25/15	11,250	11,037
Wal-Mart Stores Inc.	5.375%	4/5/17	625	714
Wal-Mart Stores Inc.	5.800%	2/15/18	5,625	6,475
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	3,895

50

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	3.250%	10/25/20	6,205	5,916
Wal-Mart Stores Inc.	4.250%	4/15/21	5,250	5,351
Wal-Mart Stores Inc.	5.875%	4/5/27	11,050	12,324
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	4,644
Wal-Mart Stores Inc.	5.250%	9/1/35	1,425	1,419
Wal-Mart Stores Inc.	6.500%	8/15/37	7,925	9,100
Wal-Mart Stores Inc.	6.200%	4/15/38	6,400	7,061
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	1,738
Wal-Mart Stores Inc.	4.875%	7/8/40	875	803
Wal-Mart Stores Inc.	5.000%	10/25/40	1,850	1,726
Wal-Mart Stores Inc.	5.625%	4/15/41	12,000	12,270
Walgreen Co.	4.875%	8/1/13	3,575	3,869
Walgreen Co.	5.250%	1/15/19	1,675	1,871
Walt Disney Co.	4.700%	12/1/12	100	106
Walt Disney Co.	4.500%	12/15/13	2,300	2,490
Walt Disney Co.	6.200%	6/20/14	2,000	2,280
Walt Disney Co.	5.625%	9/15/16	3,425	3,961
Walt Disney Co.	5.875%	12/15/17	1,875	2,189
Walt Disney Co.	7.000%	3/1/32	325	399
Western Union Co.	6.500%	2/26/14	3,275	3,656
Western Union Co.	5.930%	10/1/16	1,825	2,054
Western Union Co.	5.253%	4/1/20	240	253
Western Union Co.	6.200%	11/17/36	850	863
Western Union Co.	6.200%	6/21/40	1,100	1,104
Yum! Brands Inc.	7.700%	7/1/12	775	828
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,122
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,263
Yum! Brands Inc.	6.250%	3/15/18	1,750	2,007
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,133
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,533

Consumer Noncyclical (2.6%)
Abbott Laboratories	5.150%	11/30/12	1,100	1,171
Abbott Laboratories	4.350%	3/15/14	2,075	2,259
Abbott Laboratories	2.700%	5/27/15	7,925	8,207
Abbott Laboratories	5.875%	5/15/16	5,500	6,382
Abbott Laboratories	5.600%	11/30/17	4,450	5,158
Abbott Laboratories	5.125%	4/1/19	925	1,017
Abbott Laboratories	4.125%	5/27/20	3,000	3,059
Abbott Laboratories	6.150%	11/30/37	5,600	6,246
Abbott Laboratories	6.000%	4/1/39	575	631
Abbott Laboratories	5.300%	5/27/40	3,000	3,000
Allergan Inc.	5.750%	4/1/16	400	457
Allergan Inc.	3.375%	9/15/20	5,000	4,773
Altria Group Inc.	8.500%	11/10/13	8,450	9,763
Altria Group Inc.	7.750%	2/6/14	4,600	5,294
Altria Group Inc.	4.125%	9/11/15	500	530
Altria Group Inc.	9.700%	11/10/18	3,300	4,339
Altria Group Inc.	9.250%	8/6/19	75	98
Altria Group Inc.	4.750%	5/5/21	2,150	2,145
Altria Group Inc.	9.950%	11/10/38	14,800	20,670
Altria Group Inc.	10.200%	2/6/39	7,400	10,587
AmerisourceBergen Corp.	5.625%	9/15/12	425	447
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,334
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,035

51

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	4.850%	11/18/14	9,375	10,453
Amgen Inc.	2.300%	6/15/16	1,075	1,066
Amgen Inc.	5.850%	6/1/17	7,750	8,932
Amgen Inc.	5.700%	2/1/19	525	591
Amgen Inc.	3.450%	10/1/20	825	785
Amgen Inc.	4.100%	6/15/21	1,075	1,062
Amgen Inc.	6.375%	6/1/37	1,350	1,488
Amgen Inc.	6.900%	6/1/38	2,300	2,713
Amgen Inc.	6.400%	2/1/39	2,725	3,025
Amgen Inc.	5.750%	3/15/40	1,700	1,751
Amgen Inc.	4.950%	10/1/41	4,275	3,900
Amgen Inc.	5.650%	6/15/42	1,200	1,196
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,150	1,206
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,560
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	6,307	7,034
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	910
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	3,030
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	4,000	4,110
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	3,800	3,906
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	3,700	4,126
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,000	4,291
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	6,200	6,322
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,275	4,122
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,425	4,159
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,100	12,236
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	2,797
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	3,959
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,000	10,958
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,205
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	127
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,101
Archer-Daniels-Midland Co.	4.479%	3/1/21	1,600	1,671
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	1,924
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	1,879
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,300	4,517
AstraZeneca plc	5.400%	9/15/12	3,150	3,335
AstraZeneca plc	5.900%	9/15/17	5,125	5,975
AstraZeneca plc	6.450%	9/15/37	10,310	11,961
Avon Products Inc.	5.750%	3/1/18	2,460	2,734
Avon Products Inc.	6.500%	3/1/19	510	583
Baptist Health South Florida Obligated Group	4.590%	8/15/21	375	379
Baxter International Inc.	5.900%	9/1/16	875	1,025
Baxter International Inc.	4.250%	3/15/20	900	929
Baxter International Inc.	6.250%	12/1/37	3,675	4,225
Becton Dickinson and Co.	5.000%	5/15/19	450	491
Becton Dickinson and Co.	3.250%	11/12/20	5,700	5,416
Biogen Idec Inc.	6.000%	3/1/13	750	803
Biogen Idec Inc.	6.875%	3/1/18	4,300	5,010
Bottling Group LLC	4.625%	11/15/12	5,025	5,300
Bottling Group LLC	5.000%	11/15/13	2,700	2,947
Bottling Group LLC	6.950%	3/15/14	4,225	4,858
Bottling Group LLC	5.500%	4/1/16	4,050	4,620
Bottling Group LLC	5.125%	1/15/19	1,500	1,656
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	710
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	901

52

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	127
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	122
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,208
Bristol-Myers Squibb Co.	6.125%	5/1/38	475	540
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	376
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	615
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	15,973
Campbell Soup Co.	3.050%	7/15/17	525	537
Campbell Soup Co.	4.250%	4/15/21	2,175	2,215
Cardinal Health Inc.	4.000%	6/15/15	100	105
Cardinal Health Inc.	4.625%	12/15/20	4,700	4,767
CareFusion Corp.	4.125%	8/1/12	350	361
CareFusion Corp.	5.125%	8/1/14	1,985	2,174
CareFusion Corp.	6.375%	8/1/19	4,850	5,470
Celgene Corp.	2.450%	10/15/15	750	745
Celgene Corp.	3.950%	10/15/20	5,500	5,313
Celgene Corp.	5.700%	10/15/40	600	586
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,023
Cia de Bebidas das Americas	8.750%	9/15/13	1,450	1,659
Clorox Co.	5.000%	3/1/13	1,635	1,732
Clorox Co.	5.000%	1/15/15	525	573
Clorox Co.	3.550%	11/1/15	1,850	1,924
Clorox Co.	5.950%	10/15/17	8,722	9,979
Coca-Cola Co.	0.750%	11/15/13	6,200	6,181
Coca-Cola Co.	5.350%	11/15/17	2,850	3,294
Coca-Cola Co.	4.875%	3/15/19	5,910	6,513
Coca-Cola Co.	3.150%	11/15/20	1,100	1,057
Coca-Cola Enterprises Inc.	2.125%	9/15/15	800	791
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	819
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	347
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,845
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	2,900	3,138
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	5,137
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,389
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,463
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,422
ConAgra Foods Inc.	5.819%	6/15/17	225	249
ConAgra Foods Inc.	7.125%	10/1/26	450	490
ConAgra Foods Inc.	7.000%	10/1/28	250	262
Corn Products International Inc.	3.200%	11/1/15	1,700	1,732
Corn Products International Inc.	4.625%	11/1/20	1,215	1,226
Corn Products International Inc.	6.625%	4/15/37	575	623
Covidien International Finance SA	5.450%	10/15/12	725	767
Covidien International Finance SA	1.875%	6/15/13	8,000	8,133
Covidien International Finance SA	6.000%	10/15/17	1,525	1,776
Covidien International Finance SA	6.550%	10/15/37	4,704	5,407
CR Bard Inc.	4.400%	1/15/21	1,985	2,044
CR Bard Inc.	6.700%	12/1/26	1,800	2,165
Delhaize Group SA	5.875%	2/1/14	1,400	1,535
Delhaize Group SA	5.700%	10/1/40	1,587	1,476
Diageo Capital plc	5.200%	1/30/13	2,425	2,590
Diageo Capital plc	5.500%	9/30/16	425	481
Diageo Capital plc	5.750%	10/23/17	3,000	3,446
Diageo Capital plc	4.828%	7/15/20	3,100	3,255
Diageo Capital plc	5.875%	9/30/36	200	216

53

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Finance BV	5.300%	10/28/15	1,800	2,026
Diageo Investment Corp.	7.450%	4/15/35	200	256
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,125	1,148
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	572
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	2,750	2,777
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	499
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	532
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,374
Eli Lilly & Co.	5.200%	3/15/17	2,625	2,972
Eli Lilly & Co.	5.500%	3/15/27	2,150	2,309
Eli Lilly & Co.	5.550%	3/15/37	1,800	1,865
5 Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,318
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	216
Express Scripts Inc.	6.250%	6/15/14	4,700	5,272
Express Scripts Inc.	3.125%	5/15/16	6,050	6,073
Express Scripts Inc.	7.250%	6/15/19	650	777
Fortune Brands Inc.	6.375%	6/15/14	1,300	1,444
Fortune Brands Inc.	5.375%	1/15/16	4,975	5,371
Fortune Brands Inc.	5.875%	1/15/36	875	829
Genentech Inc.	4.750%	7/15/15	800	883
Genentech Inc.	5.250%	7/15/35	300	300
General Mills Inc.	5.650%	9/10/12	625	661
General Mills Inc.	5.250%	8/15/13	1,650	1,790
General Mills Inc.	5.200%	3/17/15	2,000	2,221
General Mills Inc.	5.700%	2/15/17	2,525	2,891
General Mills Inc.	5.650%	2/15/19	6,725	7,588
General Mills Inc.	5.400%	6/15/40	5,000	5,073
Gilead Sciences Inc.	4.500%	4/1/21	2,900	2,895
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,125	4,434
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,700	10,565
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,506
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	982
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	10,830	12,452
Hasbro Inc.	6.125%	5/15/14	5,000	5,525
Hasbro Inc.	6.300%	9/15/17	2,125	2,399
Hasbro Inc.	6.350%	3/15/40	1,200	1,229
Hershey Co.	5.450%	9/1/16	425	485
Hershey Co.	4.125%	12/1/20	1,475	1,504
HJ Heinz Co.	5.350%	7/15/13	7,775	8,416
HJ Heinz Finance Co.	6.750%	3/15/32	1,325	1,512
Hormel Foods Corp.	4.125%	4/15/21	625	638
Hospira Inc.	5.900%	6/15/14	500	553
Hospira Inc.	6.400%	5/15/15	275	312
Hospira Inc.	6.050%	3/30/17	100	113
Hospira Inc.	5.600%	9/15/40	1,075	1,027
Johnson & Johnson	5.150%	8/15/12	1,525	1,603
Johnson & Johnson	5.550%	8/15/17	1,950	2,263
Johnson & Johnson	5.150%	7/15/18	550	622
Johnson & Johnson	2.950%	9/1/20	10,000	9,596
Johnson & Johnson	6.950%	9/1/29	1,300	1,636
Johnson & Johnson	4.950%	5/15/33	1,600	1,606
Johnson & Johnson	5.950%	8/15/37	800	889
Johnson & Johnson	5.850%	7/15/38	950	1,040
Johnson & Johnson	4.500%	9/1/40	1,370	1,248
Kellogg Co.	5.125%	12/3/12	4,025	4,261

54

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kellogg Co.	4.250%	3/6/13	1,375	1,449
Kellogg Co.	4.150%	11/15/19	2,150	2,208
Kellogg Co.	4.000%	12/15/20	9,950	9,889
Kellogg Co.	7.450%	4/1/31	1,150	1,449
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,094
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,922
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,004
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,127
Kimberly-Clark Corp.	3.875%	3/1/21	2,350	2,379
Kimberly-Clark Corp.	6.625%	8/1/37	200	241
Kimberly-Clark Corp.	5.300%	3/1/41	1,600	1,631
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,300	1,371
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,750	3,069
Koninklijke Philips Electronics NV	6.875%	3/11/38	3,050	3,529
Kraft Foods Inc.	5.625%	11/1/11	509	517
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,182
Kraft Foods Inc.	2.625%	5/8/13	8,300	8,530
Kraft Foods Inc.	5.250%	10/1/13	3,100	3,365
Kraft Foods Inc.	6.750%	2/19/14	200	226
Kraft Foods Inc.	4.125%	2/9/16	5,775	6,162
Kraft Foods Inc.	6.500%	8/11/17	5,775	6,757
Kraft Foods Inc.	6.125%	2/1/18	100	115
Kraft Foods Inc.	6.125%	8/23/18	7,650	8,736
Kraft Foods Inc.	5.375%	2/10/20	18,600	20,318
Kraft Foods Inc.	6.500%	11/1/31	3,275	3,729
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,275
Kraft Foods Inc.	6.875%	2/1/38	4,975	5,724
Kraft Foods Inc.	6.875%	1/26/39	525	605
Kraft Foods Inc.	6.500%	2/9/40	7,375	8,112
Kroger Co.	5.500%	2/1/13	425	455
Kroger Co.	5.000%	4/15/13	1,050	1,122
Kroger Co.	4.950%	1/15/15	1,950	2,131
Kroger Co.	3.900%	10/1/15	2,350	2,487
Kroger Co.	6.400%	8/15/17	200	234
Kroger Co.	6.800%	12/15/18	2,400	2,842
Kroger Co.	6.150%	1/15/20	2,525	2,906
Kroger Co.	7.700%	6/1/29	2,800	3,426
Kroger Co.	8.000%	9/15/29	3,775	4,715
Kroger Co.	7.500%	4/1/31	625	756
Kroger Co.	6.900%	4/15/38	625	720
Kroger Co.	5.400%	7/15/40	1,250	1,199
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	453
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,139
Life Technologies Corp.	4.400%	3/1/15	1,700	1,801
Life Technologies Corp.	3.500%	1/15/16	2,800	2,856
Life Technologies Corp.	6.000%	3/1/20	1,750	1,900
Life Technologies Corp.	5.000%	1/15/21	1,350	1,360
Lorillard Tobacco Co.	8.125%	6/23/19	3,075	3,586
Lorillard Tobacco Co.	6.875%	5/1/20	600	647
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,071
McKesson Corp.	5.250%	3/1/13	3,450	3,677
McKesson Corp.	6.500%	2/15/14	6,000	6,749
McKesson Corp.	4.750%	3/1/21	1,150	1,195
McKesson Corp.	6.000%	3/1/41	5,000	5,294
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,645

55

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,850	3,005
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,025	3,139
Medco Health Solutions Inc.	6.125%	3/15/13	1,425	1,534
Medco Health Solutions Inc.	7.250%	8/15/13	625	694
Medco Health Solutions Inc.	7.125%	3/15/18	8,785	10,259
Medtronic Inc.	4.500%	3/15/14	1,000	1,086
Medtronic Inc.	3.000%	3/15/15	4,200	4,381
Medtronic Inc.	4.750%	9/15/15	1,775	1,968
Medtronic Inc.	4.450%	3/15/20	1,650	1,723
Medtronic Inc.	6.500%	3/15/39	500	588
Medtronic Inc.	5.550%	3/15/40	2,100	2,209
Merck & Co. Inc.	4.375%	2/15/13	1,225	1,296
Merck & Co. Inc.	5.300%	12/1/13	500	552
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,327
Merck & Co. Inc.	4.000%	6/30/15	2,000	2,159
Merck & Co. Inc.	2.250%	1/15/16	1,850	1,860
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,697
Merck & Co. Inc.	5.000%	6/30/19	6,650	7,330
Merck & Co. Inc.	3.875%	1/15/21	5,970	5,935
Merck & Co. Inc.	6.400%	3/1/28	1,525	1,779
Merck & Co. Inc.	5.950%	12/1/28	775	872
Merck & Co. Inc.	6.500%	12/1/33	4,675	5,515
Merck & Co. Inc.	5.750%	11/15/36	325	351
Merck & Co. Inc.	6.550%	9/15/37	4,425	5,203
Merck & Co. Inc.	5.850%	6/30/39	275	299
Novant Health Inc.	5.850%	11/1/19	2,125	2,289
Novartis Capital Corp.	1.900%	4/24/13	2,600	2,659
Novartis Capital Corp.	4.125%	2/10/14	6,525	7,016
Novartis Capital Corp.	2.900%	4/24/15	13,575	14,096
Novartis Securities Investment Ltd.	5.125%	2/10/19	9,825	10,868
PepsiAmericas Inc.	5.750%	7/31/12	1,050	1,109
PepsiAmericas Inc.	4.375%	2/15/14	100	108
PepsiAmericas Inc.	4.875%	1/15/15	5,100	5,641
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,575
PepsiCo Inc.	4.650%	2/15/13	2,900	3,085
PepsiCo Inc.	3.750%	3/1/14	1,150	1,228
PepsiCo Inc.	2.500%	5/10/16	800	809
PepsiCo Inc.	5.000%	6/1/18	425	472
PepsiCo Inc.	7.900%	11/1/18	2,050	2,636
PepsiCo Inc.	4.500%	1/15/20	2,800	2,963
PepsiCo Inc.	3.125%	11/1/20	4,200	3,938
PepsiCo Inc.	7.000%	3/1/29	5,325	6,556
PepsiCo Inc.	5.500%	1/15/40	5,425	5,673
PepsiCo Inc.	4.875%	11/1/40	4,275	4,054
Pfizer Inc.	5.350%	3/15/15	15,275	17,186
Pfizer Inc.	6.200%	3/15/19	12,150	14,220
Pfizer Inc.	7.200%	3/15/39	12,000	14,982
Pharmacia Corp.	6.500%	12/1/18	200	238
Pharmacia Corp.	6.600%	12/1/28	625	735
Philip Morris International Inc.	4.875%	5/16/13	6,650	7,130
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,468
Philip Morris International Inc.	5.650%	5/16/18	8,700	9,793
Philip Morris International Inc.	4.500%	3/26/20	575	596
Philip Morris International Inc.	6.375%	5/16/38	4,100	4,637
4 Procter & Gamble - Esop	9.360%	1/1/21	2,931	3,700

56

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Procter & Gamble Co.	4.950%	8/15/14	850	950
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,782
Procter & Gamble Co.	1.800%	11/15/15	6,925	6,882
Procter & Gamble Co.	4.700%	2/15/19	1,775	1,944
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,262
Procter & Gamble Co.	5.800%	8/15/34	250	276
Procter & Gamble Co.	5.550%	3/5/37	2,050	2,190
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,449
Quest Diagnostics Inc.	6.400%	7/1/17	175	202
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,362
Reynolds American Inc.	7.250%	6/1/13	1,575	1,740
Reynolds American Inc.	7.625%	6/1/16	850	1,029
Reynolds American Inc.	7.250%	6/15/37	1,225	1,341
Safeway Inc.	5.800%	8/15/12	975	1,027
Safeway Inc.	6.250%	3/15/14	5,850	6,517
Safeway Inc.	6.350%	8/15/17	1,325	1,513
Safeway Inc.	3.950%	8/15/20	1,350	1,312
Safeway Inc.	7.250%	2/1/31	1,825	2,083
Sanofi	1.625%	3/28/14	1,050	1,062
Sanofi	2.625%	3/29/16	10,800	10,927
Sanofi	4.000%	3/29/21	8,275	8,209
Sara Lee Corp.	6.125%	11/1/32	2,175	1,983
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,086
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,054
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,478
St. Jude Medical Inc.	4.875%	7/15/19	500	537
Stryker Corp.	3.000%	1/15/15	800	830
Stryker Corp.	4.375%	1/15/20	700	733
Sysco Corp.	4.200%	2/12/13	625	659
Sysco Corp.	5.250%	2/12/18	3,875	4,279
Sysco Corp.	5.375%	9/21/35	5,148	5,484
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	3,225	3,628
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,425	2,632
Teva Pharmaceutical Finance II BV/
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	2,003
Thermo Fisher Scientific Inc.	2.150%	12/28/12	875	891
Thermo Fisher Scientific Inc.	2.050%	2/21/14	2,500	2,552
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,792
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	549
Thermo Fisher Scientific Inc.	4.500%	3/1/21	1,850	1,909
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,623
Unilever Capital Corp.	4.800%	2/15/19	700	764
Unilever Capital Corp.	4.250%	2/10/21	5,765	5,977
Unilever Capital Corp.	5.900%	11/15/32	900	1,014
UST LLC	6.625%	7/15/12	1,500	1,583
UST LLC	5.750%	3/1/18	1,000	1,082
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,358
Whirlpool Corp.	5.500%	3/1/13	4,075	4,315
Whirlpool Corp.	8.600%	5/1/14	900	1,046
Wyeth	5.500%	3/15/13	2,750	2,958
Wyeth	5.500%	2/1/14	1,350	1,497
Wyeth	5.500%	2/15/16	10,000	11,391
Wyeth	5.450%	4/1/17	2,950	3,373
Wyeth	6.450%	2/1/24	525	624
Wyeth	6.500%	2/1/34	1,450	1,661

57

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth	6.000%	2/15/36	3,575	3,829
Wyeth	5.950%	4/1/37	6,950	7,457
Zimmer Holdings Inc.	4.625%	11/30/19	700	730
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,101

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	501
Anadarko Finance Co.	7.500%	5/1/31	200	231
Anadarko Petroleum Corp.	7.625%	3/15/14	7,363	8,396
Anadarko Petroleum Corp.	5.750%	6/15/14	800	879
Anadarko Petroleum Corp.	5.950%	9/15/16	3,000	3,357
Anadarko Petroleum Corp.	6.375%	9/15/17	525	601
Anadarko Petroleum Corp.	6.950%	6/15/19	500	584
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	9,380
Anadarko Petroleum Corp.	7.950%	6/15/39	1,925	2,343
Anadarko Petroleum Corp.	6.200%	3/15/40	2,450	2,469
Apache Corp.	5.250%	4/15/13	300	323
Apache Corp.	6.000%	9/15/13	1,925	2,129
Apache Corp.	5.625%	1/15/17	250	287
Apache Corp.	6.900%	9/15/18	5,450	6,584
Apache Corp.	3.625%	2/1/21	2,275	2,208
Apache Corp.	6.000%	1/15/37	375	408
Apache Corp.	5.100%	9/1/40	1,725	1,664
Apache Corp.	5.250%	2/1/42	3,950	3,890
Apache Finance Canada Corp.	7.750%	12/15/29	400	502
Baker Hughes Inc.	6.875%	1/15/29	300	360
Baker Hughes Inc.	5.125%	9/15/40	4,410	4,264
BJ Services Co.	6.000%	6/1/18	850	990
BP Capital Markets plc	5.250%	11/7/13	5,475	5,944
BP Capital Markets plc	3.625%	5/8/14	3,650	3,833
BP Capital Markets plc	3.875%	3/10/15	4,525	4,762
BP Capital Markets plc	3.125%	10/1/15	6,500	6,654
BP Capital Markets plc	3.200%	3/11/16	3,725	3,785
BP Capital Markets plc	4.750%	3/10/19	5,300	5,561
BP Capital Markets plc	4.500%	10/1/20	7,295	7,394
BP Capital Markets plc	4.742%	3/11/21	4,550	4,636
Burlington Resources Finance Co.	7.200%	8/15/31	300	361
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,205
Cameron International Corp.	6.375%	7/15/18	225	257
Cameron International Corp.	7.000%	7/15/38	100	114
Canadian Natural Resources Ltd.	5.450%	10/1/12	1,175	1,240
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	505
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,642
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,329
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,228
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,238
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	6,223
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,030	2,205
Cenovus Energy Inc.	4.500%	9/15/14	1,875	2,032
Cenovus Energy Inc.	5.700%	10/15/19	7,050	7,983
Cenovus Energy Inc.	6.750%	11/15/39	6,725	7,597
Chevron Corp.	3.950%	3/3/14	3,375	3,625
Chevron Corp.	4.950%	3/3/19	2,750	3,059
ConocoPhillips	4.750%	2/1/14	5,550	6,045
ConocoPhillips	4.600%	1/15/15	6,600	7,269

58

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips	5.750%	2/1/19	12,975	14,911
ConocoPhillips	5.900%	10/15/32	725	785
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,227
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,825	5,195
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,442
Devon Energy Corp.	5.625%	1/15/14	1,475	1,631
Devon Energy Corp.	7.950%	4/15/32	1,650	2,144
Devon Financing Corp. ULC	7.875%	9/30/31	5,275	6,777
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,475
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	948
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	1,824
Encana Corp.	5.900%	12/1/17	2,100	2,376
Encana Corp.	7.200%	11/1/31	1,800	2,070
Encana Corp.	6.500%	8/15/34	2,925	3,099
Encana Corp.	6.625%	8/15/37	4,700	5,144
Encana Corp.	6.500%	2/1/38	550	587
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,837
Eni USA Inc.	7.300%	11/15/27	175	199
Ensco plc	3.250%	3/15/16	2,075	2,103
Ensco plc	4.700%	3/15/21	5,500	5,530
EOG Resources Inc.	6.125%	10/1/13	575	635
EOG Resources Inc.	5.875%	9/15/17	1,900	2,174
EOG Resources Inc.	5.625%	6/1/19	3,350	3,762
EOG Resources Inc.	4.400%	6/1/20	325	333
EOG Resources Inc.	4.100%	2/1/21	4,900	4,843
Global Marine Inc.	7.000%	6/1/28	5,850	6,227
Halliburton Co.	6.700%	9/15/38	4,025	4,614
Halliburton Co.	7.450%	9/15/39	900	1,120
Hess Corp.	8.125%	2/15/19	3,900	4,926
Hess Corp.	7.875%	10/1/29	1,450	1,820
Hess Corp.	7.125%	3/15/33	1,375	1,617
Hess Corp.	5.600%	2/15/41	7,580	7,397
Husky Energy Inc.	5.900%	6/15/14	7,025	7,803
Husky Energy Inc.	6.150%	6/15/19	200	223
Husky Energy Inc.	7.250%	12/15/19	1,225	1,462
Husky Energy Inc.	6.800%	9/15/37	875	975
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,727
Kerr-McGee Corp.	7.875%	9/15/31	875	1,043
Marathon Oil Corp.	6.000%	10/1/17	10,460	12,001
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,390
Marathon Oil Corp.	6.600%	10/1/37	4,200	4,668
5 Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,025
5 Marathon Petroleum Corp.	5.125%	3/1/21	2,425	2,481
5 Marathon Petroleum Corp.	6.500%	3/1/41	1,500	1,556
Nabors Industries Inc.	6.150%	2/15/18	2,650	2,934
Nabors Industries Inc.	9.250%	1/15/19	1,375	1,739
Nabors Industries Inc.	5.000%	9/15/20	2,675	2,710
Nexen Inc.	7.875%	3/15/32	325	382
Nexen Inc.	5.875%	3/10/35	100	94
Nexen Inc.	6.400%	5/15/37	7,850	7,800
Nexen Inc.	7.500%	7/30/39	3,400	3,807
Noble Energy Inc.	8.250%	3/1/19	3,000	3,824
Noble Energy Inc.	8.000%	4/1/27	275	334
Noble Holding International Ltd.	4.900%	8/1/20	900	935
Noble Holding International Ltd.	4.625%	3/1/21	2,500	2,536

59

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,470
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,562
Occidental Petroleum Corp.	2.500%	2/1/16	8,200	8,328
Occidental Petroleum Corp.	4.125%	6/1/16	825	896
Occidental Petroleum Corp.	4.100%	2/1/21	9,350	9,574
PC Financial Partnership	5.000%	11/15/14	900	987
Petro-Canada	4.000%	7/15/13	1,325	1,401
Petro-Canada	6.050%	5/15/18	4,075	4,603
Petro-Canada	7.875%	6/15/26	500	610
Petro-Canada	7.000%	11/15/28	475	543
Petro-Canada	5.350%	7/15/33	1,425	1,336
Petro-Canada	5.950%	5/15/35	2,900	2,967
Petro-Canada	6.800%	5/15/38	525	587
Rowan Cos. Inc.	5.000%	9/1/17	750	802
Rowan Cos. Inc.	7.875%	8/1/19	875	1,044
Shell International Finance BV	1.875%	3/25/13	5,550	5,670
Shell International Finance BV	4.000%	3/21/14	4,210	4,525
Shell International Finance BV	3.100%	6/28/15	14,300	14,921
Shell International Finance BV	3.250%	9/22/15	1,400	1,469
Shell International Finance BV	5.200%	3/22/17	975	1,105
Shell International Finance BV	4.300%	9/22/19	3,100	3,260
Shell International Finance BV	4.375%	3/25/20	1,475	1,549
Shell International Finance BV	6.375%	12/15/38	12,125	13,959
Shell International Finance BV	5.500%	3/25/40	1,800	1,874
Statoil ASA	3.875%	4/15/14	1,250	1,339
Statoil ASA	2.900%	10/15/14	950	995
Statoil ASA	3.125%	8/17/17	3,500	3,522
Statoil ASA	5.250%	4/15/19	4,125	4,562
Statoil ASA	7.250%	9/23/27	1,975	2,434
5 Statoil ASA	6.500%	12/1/28	225	262
Statoil ASA	7.150%	1/15/29	1,165	1,429
Statoil ASA	5.100%	8/17/40	4,000	3,864
Suncor Energy Inc.	6.100%	6/1/18	50	57
Suncor Energy Inc.	7.150%	2/1/32	425	489
Suncor Energy Inc.	5.950%	12/1/34	175	180
Suncor Energy Inc.	6.500%	6/15/38	11,950	12,927
Suncor Energy Inc.	6.850%	6/1/39	8,100	9,243
Sunoco Inc.	4.875%	10/15/14	500	537
Sunoco Inc.	9.625%	4/15/15	500	615
Sunoco Inc.	5.750%	1/15/17	725	779
Talisman Energy Inc.	5.125%	5/15/15	375	414
Talisman Energy Inc.	7.750%	6/1/19	3,125	3,808
Talisman Energy Inc.	3.750%	2/1/21	7,425	6,963
Talisman Energy Inc.	7.250%	10/15/27	200	233
Talisman Energy Inc.	5.850%	2/1/37	4,825	4,812
Tosco Corp.	8.125%	2/15/30	4,950	6,437
Total Capital Canada Ltd.	1.625%	1/28/14	4,500	4,559
Total Capital SA	3.000%	6/24/15	5,800	6,025
Total Capital SA	2.300%	3/15/16	6,500	6,493
Total Capital SA	4.450%	6/24/20	2,200	2,288
Total Capital SA	4.125%	1/28/21	2,425	2,449
Transocean Inc.	5.250%	3/15/13	1,125	1,191
Transocean Inc.	4.950%	11/15/15	7,325	7,904
Transocean Inc.	6.000%	3/15/18	1,875	2,065
Transocean Inc.	6.500%	11/15/20	3,450	3,841

60

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transocean Inc.	7.500%	4/15/31	775	882
Transocean Inc.	6.800%	3/15/38	4,600	4,913
Valero Energy Corp.	4.750%	6/15/13	2,400	2,551
Valero Energy Corp.	6.125%	6/15/17	2,000	2,268
Valero Energy Corp.	9.375%	3/15/19	1,575	2,008
Valero Energy Corp.	6.125%	2/1/20	250	274
Valero Energy Corp.	7.500%	4/15/32	1,725	1,926
Valero Energy Corp.	6.625%	6/15/37	9,289	9,671
Valero Energy Corp.	10.500%	3/15/39	3,000	4,232
Weatherford International Inc.	6.350%	6/15/17	4,625	5,250
Weatherford International Inc.	6.800%	6/15/37	525	556
Weatherford International Ltd.	5.150%	3/15/13	203	215
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,197
Weatherford International Ltd.	6.000%	3/15/18	4,040	4,431
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,725
Weatherford International Ltd.	5.125%	9/15/20	3,125	3,183
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,829
Weatherford International Ltd.	7.000%	3/15/38	425	459
Weatherford International Ltd.	6.750%	9/15/40	2,525	2,693
Williams Cos. Inc.	7.500%	1/15/31	2,148	2,456
Williams Cos. Inc.	7.750%	6/15/31	630	736
Williams Cos. Inc.	8.750%	3/15/32	500	640
XTO Energy Inc.	5.750%	12/15/13	2,200	2,453
XTO Energy Inc.	6.250%	8/1/17	6,250	7,550
XTO Energy Inc.	6.750%	8/1/37	2,775	3,575

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	850	986
Massachusetts Development Finance
Agency Revenue (Harvard University)	4.875%	10/15/40	2,925	2,838
Massachusetts Health & Educational
Facilities Authority Revenue (MIT)	5.600%	7/1/11	4,000	4,049

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,582
Adobe Systems Inc.	4.750%	2/1/20	2,650	2,735
Agilent Technologies Inc.	4.450%	9/14/12	175	181
Agilent Technologies Inc.	2.500%	7/15/13	2,387	2,434
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,437
Agilent Technologies Inc.	6.500%	11/1/17	5,325	6,122
Amphenol Corp.	4.750%	11/15/14	2,475	2,697
Analog Devices Inc.	5.000%	7/1/14	1,200	1,317
Analog Devices Inc.	3.000%	4/15/16	875	892
Applied Materials Inc.	2.650%	6/15/16	525	527
Applied Materials Inc.	4.300%	6/15/21	3,400	3,406
Applied Materials Inc.	5.850%	6/15/41	4,000	4,045
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,237
Arrow Electronics Inc.	5.125%	3/1/21	515	512
Avnet Inc.	6.625%	9/15/16	225	254
BMC Software Inc.	7.250%	6/1/18	825	948
5 Broadcom Corp.	1.500%	11/1/13	5,800	5,819
CA Inc.	6.125%	12/1/14	5,000	5,596
CA Inc.	5.375%	12/1/19	2,250	2,396
Cisco Systems Inc.	1.625%	3/14/14	9,100	9,187
Cisco Systems Inc.	5.500%	2/22/16	11,783	13,357

61

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	3.150%	3/14/17	3,000	3,053
Cisco Systems Inc.	4.950%	2/15/19	9,025	9,749
Cisco Systems Inc.	5.900%	2/15/39	5,800	6,076
Cisco Systems Inc.	5.500%	1/15/40	8,800	8,812
Computer Sciences Corp.	6.500%	3/15/18	100	107
Corning Inc.	6.625%	5/15/19	275	320
Corning Inc.	7.250%	8/15/36	100	115
Corning Inc.	5.750%	8/15/40	1,650	1,643
Dell Inc.	4.700%	4/15/13	2,025	2,158
Dell Inc.	1.400%	9/10/13	2,700	2,720
Dell Inc.	2.100%	4/1/14	6,400	6,519
Dell Inc.	3.100%	4/1/16	500	511
Dell Inc.	5.650%	4/15/18	1,100	1,223
Dell Inc.	5.875%	6/15/19	1,250	1,405
Dell Inc.	6.500%	4/15/38	1,200	1,313
Dell Inc.	5.400%	9/10/40	425	402
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,372
Dun & Bradstreet Corp.	2.875%	11/15/15	350	350
Equifax Inc.	4.450%	12/1/14	775	829
Equifax Inc.	6.300%	7/1/17	425	471
Fiserv Inc.	6.125%	11/20/12	1,046	1,124
Fiserv Inc.	3.125%	10/1/15	1,000	1,011
Fiserv Inc.	3.125%	6/15/16	3,000	2,986
Fiserv Inc.	6.800%	11/20/17	2,150	2,475
Fiserv Inc.	4.750%	6/15/21	550	544
Google Inc.	2.125%	5/19/16	375	375
Google Inc.	3.625%	5/19/21	3,325	3,251
Harris Corp.	5.000%	10/1/15	2,500	2,740
Harris Corp.	6.375%	6/15/19	250	286
Harris Corp.	6.150%	12/15/40	750	788
Hewlett-Packard Co.	6.500%	7/1/12	425	449
Hewlett-Packard Co.	4.500%	3/1/13	7,175	7,600
Hewlett-Packard Co.	1.250%	9/13/13	5,200	5,218
Hewlett-Packard Co.	6.125%	3/1/14	10,125	11,337
Hewlett-Packard Co.	1.550%	5/30/14	2,000	2,008
Hewlett-Packard Co.	4.750%	6/2/14	725	791
Hewlett-Packard Co.	2.125%	9/13/15	3,100	3,094
Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,622
Hewlett-Packard Co.	2.650%	6/1/16	1,300	1,307
Hewlett-Packard Co.	5.400%	3/1/17	975	1,102
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,183
Hewlett-Packard Co.	3.750%	12/1/20	5,250	5,096
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,950
IBM International Group Capital LLC	5.050%	10/22/12	5,175	5,474
International Business Machines Corp.	2.100%	5/6/13	850	870
International Business Machines Corp.	7.500%	6/15/13	1,200	1,348
International Business Machines Corp.	1.000%	8/5/13	7,600	7,616
International Business Machines Corp.	6.500%	10/15/13	2,875	3,221
International Business Machines Corp.	2.000%	1/5/16	5,425	5,388
International Business Machines Corp.	5.700%	9/14/17	19,200	22,296
International Business Machines Corp.	7.000%	10/30/25	350	434
International Business Machines Corp.	6.220%	8/1/27	1,975	2,289
International Business Machines Corp.	6.500%	1/15/28	100	120
International Business Machines Corp.	5.875%	11/29/32	225	247

62

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	5.600%	11/30/39	6,610	7,009
Intuit Inc.	5.750%	3/15/17	575	645
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,015
Juniper Networks Inc.	4.600%	3/15/21	460	470
Juniper Networks Inc.	5.950%	3/15/41	1,000	1,030
KLA-Tencor Corp.	6.900%	5/1/18	1,350	1,522
Lexmark International Inc.	5.900%	6/1/13	925	986
Lexmark International Inc.	6.650%	6/1/18	1,700	1,847
Maxim Integrated Products Inc.	3.450%	6/14/13	700	726
Microsoft Corp.	0.875%	9/27/13	2,960	2,963
Microsoft Corp.	2.950%	6/1/14	2,550	2,692
Microsoft Corp.	1.625%	9/25/15	2,800	2,771
Microsoft Corp.	4.200%	6/1/19	375	394
Microsoft Corp.	3.000%	10/1/20	4,750	4,499
Microsoft Corp.	4.000%	2/8/21	950	966
Microsoft Corp.	5.200%	6/1/39	3,975	4,010
Microsoft Corp.	4.500%	10/1/40	2,810	2,559
Microsoft Corp.	5.300%	2/8/41	2,500	2,556
Motorola Solutions Inc.	5.375%	11/15/12	1,650	1,738
Motorola Solutions Inc.	6.000%	11/15/17	7,825	8,869
Nokia Oyj	5.375%	5/15/19	6,600	6,336
Nokia Oyj	6.625%	5/15/39	2,250	2,090
Oracle Corp.	4.950%	4/15/13	3,625	3,888
Oracle Corp.	3.750%	7/8/14	3,050	3,265
Oracle Corp.	5.250%	1/15/16	10,250	11,561
Oracle Corp.	5.750%	4/15/18	4,475	5,133
Oracle Corp.	5.000%	7/8/19	5,500	6,012
5 Oracle Corp.	3.875%	7/15/20	1,625	1,616
Oracle Corp.	6.500%	4/15/38	2,900	3,353
Oracle Corp.	6.125%	7/8/39	2,725	3,008
5 Oracle Corp.	5.375%	7/15/40	3,655	3,657
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,382
Pitney Bowes Inc.	4.875%	8/15/14	100	108
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,759
Pitney Bowes Inc.	5.750%	9/15/17	950	1,041
Pitney Bowes Inc.	4.750%	5/15/18	100	102
Pitney Bowes Inc.	5.250%	1/15/37	1,975	2,046
5 SAIC Inc.	4.450%	12/1/20	1,400	1,441
5 SAIC Inc.	5.950%	12/1/40	800	844
Science Applications International Corp.	6.250%	7/1/12	375	395
Science Applications International Corp.	5.500%	7/1/33	475	470
Symantec Corp.	2.750%	9/15/15	2,300	2,279
Symantec Corp.	4.200%	9/15/20	800	772
Texas Instruments Inc.	2.375%	5/16/16	1,675	1,681
Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,647
Tyco Electronics Group SA	7.125%	10/1/37	4,575	5,477
Xerox Corp.	8.250%	5/15/14	7,550	8,830
Xerox Corp.	4.250%	2/15/15	3,575	3,795
Xerox Corp.	6.400%	3/15/16	1,525	1,745
Xerox Corp.	6.750%	2/1/17	1,100	1,284
Xerox Corp.	6.350%	5/15/18	3,250	3,715
Xerox Corp.	5.625%	12/15/19	6,515	7,111
Xerox Corp.	6.750%	12/15/39	500	558

63

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transportation (0.4%)
4 American Airlines 2011-1
Class A Pass Through Trust	5.250%	1/31/21	450	440
4 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,592	1,838
Burlington Northern Santa Fe LLC	5.900%	7/1/12	750	789
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,163
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	961
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	723
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,093
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,410
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,850	3,954
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,670
Burlington Northern Santa Fe LLC	5.400%	6/1/41	10,025	9,848
Canadian National Railway Co.	4.400%	3/15/13	875	928
Canadian National Railway Co.	4.950%	1/15/14	125	137
Canadian National Railway Co.	5.800%	6/1/16	200	230
Canadian National Railway Co.	5.850%	11/15/17	350	408
Canadian National Railway Co.	5.550%	3/1/19	5,000	5,661
Canadian National Railway Co.	6.900%	7/15/28	100	120
Canadian National Railway Co.	6.250%	8/1/34	575	654
Canadian National Railway Co.	6.200%	6/1/36	1,375	1,547
Canadian Pacific Railway Co.	4.450%	3/15/23	2,375	2,349
Canadian Pacific Railway Co.	7.125%	10/15/31	200	229
Canadian Pacific Railway Co.	5.950%	5/15/37	325	335
Con-way Inc.	6.700%	5/1/34	2,475	2,358
4 Continental Airlines 1997-4
Class A Pass Through Trust	6.900%	1/2/18	838	886
4 Continental Airlines 1998-1
Class A Pass Through Trust	6.648%	9/15/17	2,194	2,315
4 Continental Airlines 2007-1
Class A Pass Through Trust	5.983%	4/19/22	308	317
4 Continental Airlines 2009-2
Class A Pass Through Trust	7.250%	11/10/19	1,142	1,225
4 Continental Airlines 2010-1
Class A Pass Through Trust	4.750%	1/12/21	5,000	4,850
CSX Corp.	5.500%	8/1/13	1,900	2,060
CSX Corp.	6.250%	4/1/15	1,325	1,513
CSX Corp.	5.600%	5/1/17	450	501
CSX Corp.	7.900%	5/1/17	886	1,086
CSX Corp.	6.250%	3/15/18	4,875	5,615
CSX Corp.	7.375%	2/1/19	6,550	7,963
CSX Corp.	3.700%	10/30/20	8,470	8,146
CSX Corp.	6.000%	10/1/36	1,675	1,760
CSX Corp.	6.150%	5/1/37	900	958
CSX Corp.	6.220%	4/30/40	1,864	2,000
4 Delta Air Lines 2007-1
Class A Pass Through Trust	6.821%	8/10/22	3,063	3,178
4 Delta Air Lines 2009-1
Class A Pass Through Trust	7.750%	12/17/19	5,142	5,604
4 Delta Air Lines 2010-2
Class A Pass Through Trust	4.950%	5/23/19	1,774	1,770
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,829
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,046
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,209
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,891

64

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Norfolk Southern Corp.	5.750%	4/1/18	875	989
Norfolk Southern Corp.	5.900%	6/15/19	2,175	2,499
Norfolk Southern Corp.	5.590%	5/17/25	100	107
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,653
Norfolk Southern Corp.	5.640%	5/17/29	525	558
Norfolk Southern Corp.	7.050%	5/1/37	3,075	3,742
Norfolk Southern Corp.	7.900%	5/15/97	600	761
Norfolk Southern Corp.	6.000%	5/23/11	8,150	7,989
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,074
Ryder System Inc.	5.850%	3/1/14	600	656
Ryder System Inc.	3.150%	3/2/15	2,150	2,202
Ryder System Inc.	7.200%	9/1/15	1,250	1,457
Ryder System Inc.	3.600%	3/1/16	2,060	2,102
Ryder System Inc.	5.850%	11/1/16	6,075	6,809
Southwest Airlines Co.	5.250%	10/1/14	100	108
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,241
Southwest Airlines Co.	5.125%	3/1/17	250	267
4 Southwest Airlines Co. 2007-1
Pass Through Trust	6.150%	8/1/22	790	854
4 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	508	579
Union Pacific Corp.	5.450%	1/31/13	1,325	1,419
Union Pacific Corp.	6.125%	2/15/20	350	409
Union Pacific Corp.	4.000%	2/1/21	4,325	4,329
5 Union Pacific Corp.	4.163%	7/15/22	4,740	4,779
Union Pacific Corp.	6.625%	2/1/29	400	461
Union Pacific Corp.	5.780%	7/15/40	4,850	5,067
4 Union Pacific Railroad Co. 2007-3
Pass Through Trust	6.176%	1/2/31	434	499
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,822
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,500
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,107
United Parcel Service Inc.	3.125%	1/15/21	9,015	8,588
United Parcel Service Inc.	6.200%	1/15/38	2,150	2,471
				4,623,986
Utilities (2.3%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	800	878
Alabama Power Co.	4.850%	12/15/12	4,975	5,268
Alabama Power Co.	6.125%	5/15/38	1,000	1,114
Alabama Power Co.	5.500%	3/15/41	500	514
Alabama Power Co.	5.200%	6/1/41	800	790
Ameren Illinois Co.	6.125%	11/15/17	550	628
Ameren Illinois Co.	6.250%	4/1/18	1,275	1,421
American Water Capital Corp.	6.085%	10/15/17	2,425	2,793
American Water Capital Corp.	6.593%	10/15/37	1,875	2,029
Appalachian Power Co.	3.400%	5/24/15	1,300	1,346
Appalachian Power Co.	4.600%	3/30/21	6,500	6,540
Appalachian Power Co.	5.800%	10/1/35	250	251
Appalachian Power Co.	6.375%	4/1/36	1,525	1,618
Appalachian Power Co.	7.000%	4/1/38	1,550	1,808
Arizona Public Service Co.	5.800%	6/30/14	100	111
Arizona Public Service Co.	4.650%	5/15/15	400	433
Arizona Public Service Co.	5.500%	9/1/35	100	97
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,363
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	115

65

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	224
Carolina Power & Light Co.	6.500%	7/15/12	1,175	1,246
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,985
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,608
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	111
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,543
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	119
CenterPoint Energy Inc.	6.500%	5/1/18	150	172
Cleco Power LLC	6.000%	12/1/40	1,600	1,652
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,570
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	518
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,187
Columbus Southern Power Co.	5.850%	10/1/35	1,750	1,826
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,400
Commonwealth Edison Co.	6.150%	9/15/17	15,207	17,560
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,200
Commonwealth Edison Co.	4.000%	8/1/20	5,000	4,948
Commonwealth Edison Co.	5.875%	2/1/33	100	103
Commonwealth Edison Co.	5.900%	3/15/36	875	913
Commonwealth Edison Co.	6.450%	1/15/38	850	948
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,526
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	1,007
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,635
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,545
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	5,966
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	548
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	700	751
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,080
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,000	2,250
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	744
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	5,781
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,138
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	5,033
Constellation Energy Group Inc.	7.600%	4/1/32	700	822
Consumers Energy Co.	5.375%	4/15/13	1,250	1,342
Consumers Energy Co.	5.500%	8/15/16	800	901
Consumers Energy Co.	6.125%	3/15/19	125	144
Consumers Energy Co.	6.700%	9/15/19	1,225	1,467
Detroit Edison Co.	3.450%	10/1/20	3,415	3,323
Detroit Edison Co.	5.700%	10/1/37	425	450
Dominion Resources Inc.	5.700%	9/17/12	300	317
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,208
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,773
Dominion Resources Inc.	6.000%	11/30/17	1,750	2,018
Dominion Resources Inc.	6.400%	6/15/18	300	349
Dominion Resources Inc.	5.200%	8/15/19	300	328
Dominion Resources Inc.	6.300%	3/15/33	350	384
Dominion Resources Inc.	5.250%	8/1/33	825	908
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,519
4 Dominion Resources Inc.	7.500%	6/30/66	950	1,002
DTE Energy Co.	6.375%	4/15/33	100	107
Duke Energy Carolinas LLC	5.750%	11/15/13	100	111
Duke Energy Carolinas LLC	5.100%	4/15/18	2,000	2,208
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,581
Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,241
Duke Energy Carolinas LLC	6.450%	10/15/32	825	929

66

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Carolinas LLC	6.100%	6/1/37	2,625	2,852
Duke Energy Carolinas LLC	6.000%	1/15/38	200	220
Duke Energy Carolinas LLC	6.050%	4/15/38	775	857
Duke Energy Corp.	3.950%	9/15/14	4,350	4,624
Duke Energy Corp.	3.350%	4/1/15	4,650	4,847
Duke Energy Corp.	5.050%	9/15/19	3,775	4,077
Duke Energy Indiana Inc.	5.000%	9/15/13	275	297
Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,823
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,489
Duke Energy Indiana Inc.	6.120%	10/15/35	325	350
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,059
Duke Energy Ohio Inc.	5.700%	9/15/12	1,175	1,245
Duke Energy Ohio Inc.	2.100%	6/15/13	675	691
El Paso Electric Co.	6.000%	5/15/35	600	618
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	699
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,191
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	652
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,670	1,761
Entergy Louisiana LLC	6.500%	9/1/18	425	490
Entergy Louisiana LLC	5.400%	11/1/24	450	482
Exelon Corp.	4.900%	6/15/15	1,400	1,504
Exelon Corp.	5.625%	6/15/35	200	189
Exelon Generation Co. LLC	4.000%	10/1/20	6,800	6,442
Exelon Generation Co. LLC	6.250%	10/1/39	1,550	1,566
Exelon Generation Co. LLC	5.750%	10/1/41	1,575	1,495
FirstEnergy Corp.	7.375%	11/15/31	7,830	8,924
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,753
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,000	2,085
Florida Power & Light Co.	4.850%	2/1/13	625	663
Florida Power & Light Co.	5.550%	11/1/17	2,675	3,122
Florida Power & Light Co.	5.950%	10/1/33	225	245
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,263
Florida Power & Light Co.	4.950%	6/1/35	250	241
Florida Power & Light Co.	5.400%	9/1/35	425	438
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,191
Florida Power & Light Co.	5.650%	2/1/37	725	777
Florida Power & Light Co.	5.850%	5/1/37	675	743
Florida Power & Light Co.	5.950%	2/1/38	3,100	3,456
Florida Power & Light Co.	5.960%	4/1/39	6,100	6,757
Florida Power & Light Co.	5.690%	3/1/40	425	454
Florida Power & Light Co.	5.250%	2/1/41	500	506
Florida Power Corp.	4.800%	3/1/13	3,075	3,267
Florida Power Corp.	5.650%	6/15/18	1,175	1,340
Florida Power Corp.	6.350%	9/15/37	1,375	1,595
Florida Power Corp.	6.400%	6/15/38	11,900	13,823
Florida Power Corp.	5.650%	4/1/40	3,500	3,722
Georgia Power Co.	3.000%	4/15/16	4,125	4,219
Georgia Power Co.	5.700%	6/1/17	2,525	2,894
Georgia Power Co.	5.650%	3/1/37	100	104
Georgia Power Co.	5.400%	6/1/40	1,575	1,589
Great Plains Energy Inc.	2.750%	8/15/13	1,475	1,510
Iberdrola International BV	6.750%	6/15/12	750	790
Iberdrola International BV	6.750%	7/15/36	4,285	4,461
Indiana Michigan Power Co.	7.000%	3/15/19	550	655
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	2,995

67

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,580
Interstate Power & Light Co.	6.250%	7/15/39	925	1,029
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,835
Jersey Central Power & Light Co.	5.650%	6/1/17	775	868
Kansas City Power & Light Co.	6.050%	11/15/35	525	536
4 Kansas Gas & Electric	5.647%	3/29/21	89	95
5 Kentucky Utilities Co.	1.625%	11/1/15	1,125	1,100
5 Kentucky Utilities Co.	3.250%	11/1/20	1,250	1,196
5 Kentucky Utilities Co.	5.125%	11/1/40	5,725	5,643
5 LG&E and KU Energy LLC	2.125%	11/15/15	1,350	1,317
5 LG&E and KU Energy LLC	3.750%	11/15/20	1,600	1,507
5 Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,769
5 Louisville Gas & Electric Co.	5.125%	11/15/40	825	811
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,618
MidAmerican Energy Co.	5.650%	7/15/12	925	972
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,806
MidAmerican Energy Co.	5.950%	7/15/17	900	1,041
MidAmerican Energy Co.	5.300%	3/15/18	100	111
MidAmerican Energy Co.	6.750%	12/30/31	4,150	4,777
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,667
Midamerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,199
Midamerican Energy Holdings Co.	5.000%	2/15/14	425	461
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,434
Midamerican Energy Holdings Co.	8.480%	9/15/28	100	131
Midamerican Energy Holdings Co.	6.125%	4/1/36	9,725	10,402
Midamerican Energy Holdings Co.	5.950%	5/15/37	4,369	4,588
Midamerican Energy Holdings Co.	6.500%	9/15/37	7,700	8,679
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	100	102
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	1,725	1,878
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,375	3,668
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	2,950	3,035
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	175	198
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,525	1,701
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,500	4,831
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	975	1,271
Nevada Power Co.	6.500%	5/15/18	1,290	1,500
Nevada Power Co.	6.500%	8/1/18	7,270	8,487
Nevada Power Co.	7.125%	3/15/19	4,150	4,974
Nevada Power Co.	6.750%	7/1/37	325	380
Nevada Power Co.	5.375%	9/15/40	400	393
Nevada Power Co.	5.450%	5/15/41	4,000	4,005
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	3,725	3,991
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,432
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	349
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,403
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	7,613	8,470
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,072
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,507
Northern States Power Co.	1.950%	8/15/15	425	424
Northern States Power Co.	5.250%	3/1/18	625	695
Northern States Power Co.	5.250%	7/15/35	100	101
Northern States Power Co.	6.250%	6/1/36	525	604
Northern States Power Co.	6.200%	7/1/37	1,475	1,691
Northern States Power Co.	5.350%	11/1/39	1,325	1,366
NSTAR	4.500%	11/15/19	7,777	8,124

68

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NSTAR Electric Co.	4.875%	4/15/14	625	682
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,367
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,294
Oglethorpe Power Corp.	5.950%	11/1/39	825	868
Oglethorpe Power Corp.	5.375%	11/1/40	2,300	2,245
Ohio Edison Co.	6.400%	7/15/16	1,275	1,467
Ohio Power Co.	5.750%	9/1/13	2,025	2,208
Ohio Power Co.	6.000%	6/1/16	1,050	1,208
Ohio Power Co.	5.375%	10/1/21	3,000	3,229
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,266
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,234
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,446
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,700	3,163
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,454
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,168
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	180
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,262
Pacific Gas & Electric Co.	4.800%	3/1/14	4,375	4,755
Pacific Gas & Electric Co.	5.625%	11/30/17	3,125	3,551
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,250
Pacific Gas & Electric Co.	3.500%	10/1/20	3,000	2,849
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,386
Pacific Gas & Electric Co.	6.050%	3/1/34	10,575	11,152
Pacific Gas & Electric Co.	5.800%	3/1/37	2,695	2,764
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	4,394
Pacific Gas & Electric Co.	6.250%	3/1/39	1,325	1,433
Pacific Gas & Electric Co.	5.400%	1/15/40	1,500	1,455
PacifiCorp	7.700%	11/15/31	1,185	1,515
PacifiCorp	5.250%	6/15/35	125	123
PacifiCorp	6.250%	10/15/37	4,875	5,519
Peco Energy Co.	5.350%	3/1/18	575	639
Pennsylvania Electric Co.	6.050%	9/1/17	750	847
Pennsylvania Electric Co.	5.200%	4/1/20	2,250	2,361
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,319
Potomac Electric Power Co.	6.500%	11/15/37	3,383	3,972
PPL Electric Utilities Corp.	6.250%	5/15/39	275	309
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,088
PPL Energy Supply LLC	5.400%	8/15/14	200	219
PPL Energy Supply LLC	6.200%	5/15/16	3,149	3,524
PPL Energy Supply LLC	6.500%	5/1/18	525	591
Progress Energy Inc.	6.050%	3/15/14	625	695
Progress Energy Inc.	4.875%	12/1/19	4,000	4,245
Progress Energy Inc.	7.750%	3/1/31	625	788
Progress Energy Inc.	6.000%	12/1/39	3,450	3,660
PSEG Power LLC	2.500%	4/15/13	2,100	2,139
PSEG Power LLC	5.000%	4/1/14	2,425	2,607
PSEG Power LLC	5.500%	12/1/15	3,125	3,449
PSEG Power LLC	5.125%	4/15/20	540	568
PSEG Power LLC	8.625%	4/15/31	975	1,246
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,422
Public Service Co. of Colorado	5.500%	4/1/14	175	195
Public Service Co. of Colorado	5.800%	8/1/18	425	487
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,314
Public Service Co. of Colorado	3.200%	11/15/20	5,900	5,619
Public Service Co. of Colorado	6.250%	9/1/37	475	548

69

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Co. of Oklahoma	5.150%	12/1/19	650	695
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,724
Public Service Electric & Gas Co.	3.500%	8/15/20	625	610
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	3,532
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	2,829
Puget Sound Energy Inc.	5.483%	6/1/35	1,350	1,352
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,682
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,447
Puget Sound Energy Inc.	5.795%	3/15/40	660	691
Puget Sound Energy Inc.	5.764%	7/15/40	600	625
Puget Sound Energy Inc.	5.638%	4/15/41	1,500	1,541
San Diego Gas & Electric Co.	5.300%	11/15/15	650	738
San Diego Gas & Electric Co.	5.350%	5/15/35	250	258
SCANA Corp.	6.250%	4/1/20	4,455	4,945
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,629
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,697
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,685
South Carolina Electric & Gas Co.	6.625%	2/1/32	625	720
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,691
Southern California Edison Co.	5.000%	1/15/14	2,725	2,977
Southern California Edison Co.	5.750%	3/15/14	700	782
Southern California Edison Co.	4.650%	4/1/15	425	465
Southern California Edison Co.	5.000%	1/15/16	1,025	1,147
Southern California Edison Co.	3.875%	6/1/21	2,000	1,994
Southern California Edison Co.	6.650%	4/1/29	150	174
Southern California Edison Co.	6.000%	1/15/34	1,000	1,104
Southern California Edison Co.	5.750%	4/1/35	325	348
Southern California Edison Co.	5.350%	7/15/35	1,275	1,296
Southern California Edison Co.	5.550%	1/15/36	500	522
Southern California Edison Co.	5.625%	2/1/36	1,875	1,977
Southern California Edison Co.	5.550%	1/15/37	2,400	2,507
Southern California Edison Co.	5.950%	2/1/38	2,800	3,087
Southern California Edison Co.	4.500%	9/1/40	7,012	6,366
Southern Co.	2.375%	9/15/15	2,850	2,849
Southern Power Co.	6.250%	7/15/12	1,050	1,105
Southern Power Co.	4.875%	7/15/15	2,125	2,323
Southwestern Electric Power Co.	5.550%	1/15/17	100	110
Southwestern Electric Power Co.	6.450%	1/15/19	950	1,085
Tampa Electric Co.	6.100%	5/15/18	475	545
Tampa Electric Co.	6.550%	5/15/36	1,075	1,248
Tampa Electric Co.	6.150%	5/15/37	2,000	2,216
TECO Finance Inc.	4.000%	3/15/16	1,100	1,149
TECO Finance Inc.	5.150%	3/15/20	6,000	6,358
Toledo Edison Co.	6.150%	5/15/37	275	289
TransAlta Corp.	4.750%	1/15/15	400	429
TransAlta Corp.	6.650%	5/15/18	425	486
UIL Holdings Corp.	4.625%	10/1/20	1,000	974
Union Electric Co.	8.450%	3/15/39	2,500	3,505
United Utilities plc	5.375%	2/1/19	4,400	4,567
Virginia Electric and Power Co.	5.100%	11/30/12	375	397
Virginia Electric and Power Co.	5.400%	1/15/16	5,250	5,970
Virginia Electric and Power Co.	3.450%	9/1/22	8,000	7,594
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,753
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	3,956
Virginia Electric and Power Co.	8.875%	11/15/38	900	1,342
Wisconsin Electric Power Co.	6.000%	4/1/14	825	929

70

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,771
Wisconsin Electric Power Co.	5.625%	5/15/33	325	339
Wisconsin Electric Power Co.	5.700%	12/1/36	200	211
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,352
Wisconsin Power & Light Co.	5.000%	7/15/19	475	516
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,629
Xcel Energy Inc.	5.613%	4/1/17	275	305
Xcel Energy Inc.	4.700%	5/15/20	6,800	7,065
Xcel Energy Inc.	6.500%	7/1/36	975	1,111

Natural Gas (0.7%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,718
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,322
Atmos Energy Corp.	8.500%	3/15/19	450	568
Atmos Energy Corp.	5.500%	6/15/41	3,000	2,961
Boardwalk Pipelines LP	5.500%	2/1/17	925	1,019
British Transco Finance Inc.	6.625%	6/1/18	3,175	3,680
Buckeye Partners LP	6.050%	1/15/18	100	112
CenterPoint Energy Resources Corp.	6.150%	5/1/16	675	775
5 CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,501	2,516
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,500	2,787
5 CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	641
DCP Midstream LLC	8.125%	8/16/30	175	218
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,208
El Paso Natural Gas Co.	5.950%	4/15/17	9,775	11,066
Enbridge Energy Partners LP	6.500%	4/15/18	3,625	4,153
Enbridge Energy Partners LP	9.875%	3/1/19	4,475	5,925
Enbridge Energy Partners LP	5.200%	3/15/20	525	555
Enbridge Inc.	4.900%	3/1/15	800	870
Enbridge Inc.	5.600%	4/1/17	2,160	2,414
Energy Transfer Partners LP	5.650%	8/1/12	1,875	1,958
Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,832
Energy Transfer Partners LP	5.950%	2/1/15	4,900	5,424
Energy Transfer Partners LP	6.125%	2/15/17	500	559
Energy Transfer Partners LP	9.000%	4/15/19	1,825	2,264
Energy Transfer Partners LP	6.625%	10/15/36	750	774
Energy Transfer Partners LP	7.500%	7/1/38	7,257	8,144
7 Enron Corp.	7.625%	9/10/04	400	—
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	—
7 Enron Corp.	6.875%	10/15/07	1,800	—
7 Enron Corp.	6.750%	8/1/09	1,300	—
Enterprise Products Operating LLC	5.650%	4/1/13	950	1,018
Enterprise Products Operating LLC	5.900%	4/15/13	625	673
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,751
Enterprise Products Operating LLC	5.600%	10/15/14	9,025	10,024
Enterprise Products Operating LLC	6.300%	9/15/17	5,850	6,681
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,123
Enterprise Products Operating LLC	6.500%	1/31/19	750	859
Enterprise Products Operating LLC	5.200%	9/1/20	3,000	3,168
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	5,979
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	3,739
Enterprise Products Operating LLC	5.950%	2/1/41	1,400	1,386
EQT Corp.	6.500%	4/1/18	3,175	3,558
EQT Corp.	8.125%	6/1/19	2,275	2,763

71

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 HNG Internorth	9.625%	3/15/06	1,000	—
KeySpan Corp.	8.000%	11/15/30	150	187
Kinder Morgan Energy Partners LP	5.850%	9/15/12	2,100	2,218
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,284
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,572
Kinder Morgan Energy Partners LP	3.500%	3/1/16	3,200	3,286
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,300	2,558
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,652
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,233
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	396
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	207
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,600	4,951
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	5,505
Magellan Midstream Partners LP	5.650%	10/15/16	250	282
Magellan Midstream Partners LP	6.550%	7/15/19	1,750	2,032
Magellan Midstream Partners LP	4.250%	2/1/21	6,950	6,859
National Grid plc	6.300%	8/1/16	2,450	2,816
Nisource Finance Corp.	6.150%	3/1/13	100	108
Nisource Finance Corp.	5.400%	7/15/14	425	468
Nisource Finance Corp.	5.250%	9/15/17	650	706
Nisource Finance Corp.	6.800%	1/15/19	4,250	4,892
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,472
Nisource Finance Corp.	6.125%	3/1/22	9,045	9,980
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,427
NuStar Logistics LP	7.650%	4/15/18	1,700	2,035
Oneok Inc.	5.200%	6/15/15	1,000	1,096
Oneok Inc.	6.000%	6/15/35	3,715	3,687
ONEOK Partners LP	3.250%	2/1/16	4,050	4,114
ONEOK Partners LP	6.150%	10/1/16	3,550	4,082
ONEOK Partners LP	8.625%	3/1/19	2,500	3,172
ONEOK Partners LP	6.650%	10/1/36	4,775	5,149
ONEOK Partners LP	6.850%	10/15/37	2,575	2,873
ONEOK Partners LP	6.125%	2/1/41	2,650	2,706
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	3,314
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	383
Plains All American Pipeline LP/
PAA Finance Corp.	6.125%	1/15/17	2,000	2,235
Plains All American Pipeline LP/
PAA Finance Corp.	8.750%	5/1/19	125	157
Plains All American Pipeline LP/
PAA Finance Corp.	5.000%	2/1/21	5,300	5,393
Questar Corp.	2.750%	2/1/16	2,075	2,099
Sempra Energy	6.000%	2/1/13	200	214
Sempra Energy	9.800%	2/15/19	1,500	2,011
Sempra Energy	6.000%	10/15/39	2,075	2,180
Southern California Gas Co.	5.750%	11/15/35	400	436
5 Southern Natural Gas Co.	5.900%	4/1/17	1,950	2,217
5 Southern Natural Gas Co./
Southern Natural Issuing Corp.	4.400%	6/15/21	1,725	1,702
Southern Union Co.	7.600%	2/1/24	8,050	9,199
Southern Union Co.	8.250%	11/15/29	700	833
Spectra Energy Capital LLC	6.250%	2/15/13	325	348
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,359
Spectra Energy Capital LLC	5.668%	8/15/14	100	110
Spectra Energy Capital LLC	6.750%	2/15/32	725	790
Tennessee Gas Pipeline Co.	7.500%	4/1/17	720	867

72

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Eastern Transmission LP	7.000%	7/15/32	100	116
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,362
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,901
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,189
TransCanada PipeLines Ltd.	6.500%	8/15/18	8,865	10,404
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,675	2,046
TransCanada PipeLines Ltd.	3.800%	10/1/20	5,550	5,490
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,442
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	2,793
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,450	3,698
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	360
TransCanada PipeLines Ltd.	7.625%	1/15/39	100	125
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,083
Williams Partners LP	3.800%	2/15/15	1,200	1,257
Williams Partners LP	5.250%	3/15/20	6,700	7,058
Williams Partners LP	4.125%	11/15/20	3,700	3,562
Williams Partners LP	6.300%	4/15/40	11,150	11,541
Williams Partners LP/
Williams Partners Finance Corp.	7.250%	2/1/17	7,000	8,256

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	6,000	6,764
				1,004,849
Total Corporate Bonds (Cost $8,258,730)				8,829,988
Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)
African Development Bank	1.000%	11/23/11	2,100	2,103
African Development Bank	1.750%	10/1/12	1,150	1,162
African Development Bank	1.625%	2/11/13	2,800	2,847
African Development Bank	3.000%	5/27/14	7,175	7,603
Asian Development Bank	4.500%	9/4/12	325	339
Asian Development Bank	1.625%	7/15/13	6,625	6,760
Asian Development Bank	3.625%	9/5/13	7,400	7,854
Asian Development Bank	2.750%	5/21/14	8,875	9,326
Asian Development Bank	0.875%	6/10/14	500	498
Asian Development Bank	4.250%	10/20/14	3,550	3,906
Asian Development Bank	2.625%	2/9/15	17,325	18,126
Asian Development Bank	2.500%	3/15/16	11,150	11,530
Asian Development Bank	5.500%	6/27/16	5,450	6,346
Asian Development Bank	5.250%	6/12/17	100	115
Asian Development Bank	5.593%	7/16/18	1,700	1,975
Brazilian Government International Bond	10.250%	6/17/13	800	941
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,613
Brazilian Government International Bond	7.875%	3/7/15	4,875	5,882
Brazilian Government International Bond	6.000%	1/17/17	9,975	11,641
4 Brazilian Government International Bond	8.000%	1/15/18	7,758	9,310
Brazilian Government International Bond	5.875%	1/15/19	31,050	35,832
Brazilian Government International Bond	8.875%	10/14/19	3,600	4,932
Brazilian Government International Bond	4.875%	1/22/21	10,025	10,606
Brazilian Government International Bond	8.875%	4/15/24	1,525	2,177
Brazilian Government International Bond	8.750%	2/4/25	4,200	5,930
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,558
Brazilian Government International Bond	8.250%	1/20/34	2,775	3,802
Brazilian Government International Bond	7.125%	1/20/37	11,425	14,025
Brazilian Government International Bond	11.000%	8/17/40	4,350	5,925

73

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brazilian Government International Bond	5.625%	1/7/41	16,075	16,437
Chile Government International Bond	5.500%	1/15/13	1,000	1,062
Chile Government International Bond	3.875%	8/5/20	14,850	14,893
China Development Bank Corp.	4.750%	10/8/14	2,625	2,793
China Development Bank Corp.	5.000%	10/15/15	525	572
China Government International Bond	4.750%	10/29/13	1,800	1,939
Colombia Government International Bond	10.750%	1/15/13	1,050	1,198
Colombia Government International Bond	8.250%	12/22/14	2,000	2,412
Colombia Government International Bond	7.375%	1/27/17	3,400	4,165
Colombia Government International Bond	7.375%	3/18/19	5,550	6,896
Colombia Government International Bond	11.750%	2/25/20	1,050	1,625
Colombia Government International Bond	8.125%	5/21/24	2,800	3,689
Colombia Government International Bond	7.375%	9/18/37	4,500	5,647
Colombia Government International Bond	6.125%	1/18/41	3,000	3,247
Corp. Andina de Fomento	3.750%	1/15/16	2,750	2,792
Corp. Andina de Fomento	8.125%	6/4/19	1,775	2,155
Corp. Andina de Fomento	5.200%	5/21/13	725	776
Corp. Andina de Fomento	5.125%	5/5/15	5,200	5,574
Corp. Andina de Fomento	5.750%	1/12/17	4,700	5,157
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,291
Council Of Europe Development Bank	2.625%	2/16/16	3,650	3,764
8 Development Bank of Japan	4.250%	6/9/15	5,225	5,712
Ecopetrol SA	7.625%	7/23/19	1,000	1,200
Eksportfinans ASA	1.875%	4/2/13	550	560
Eksportfinans ASA	3.000%	11/17/14	1,675	1,752
Eksportfinans ASA	2.000%	9/15/15	10,225	10,238
Eksportfinans ASA	2.375%	5/25/16	2,350	2,357
Eksportfinans ASA	5.500%	5/25/16	2,700	3,078
Eksportfinans ASA	5.500%	6/26/17	4,175	4,808
European Bank for
Reconstruction & Development	2.750%	4/20/15	7,700	8,072
European Bank for
Reconstruction & Development	1.625%	9/3/15	1,800	1,799
European Bank for
Reconstruction & Development	2.500%	3/15/16	5,975	6,151
European Investment Bank	1.750%	9/14/12	8,000	8,129
European Investment Bank	1.625%	3/15/13	7,800	7,930
European Investment Bank	2.875%	3/15/13	2,825	2,924
European Investment Bank	3.250%	5/15/13	6,900	7,205
European Investment Bank	1.875%	6/17/13	6,500	6,641
European Investment Bank	4.250%	7/15/13	11,900	12,748
European Investment Bank	1.250%	9/17/13	12,275	12,416
European Investment Bank	1.250%	2/14/14	12,500	12,580
European Investment Bank	2.375%	3/14/14	7,400	7,659
European Investment Bank	1.500%	5/15/14	13,575	13,760
European Investment Bank	4.625%	5/15/14	11,075	12,186
European Investment Bank	3.125%	6/4/14	13,450	14,247
European Investment Bank	2.875%	1/15/15	7,875	8,257
European Investment Bank	2.750%	3/23/15	10,325	10,797
European Investment Bank	1.625%	9/1/15	13,650	13,647
European Investment Bank	1.375%	10/20/15	9,600	9,456
European Investment Bank	4.875%	2/16/16	9,500	10,706
European Investment Bank	2.250%	3/15/16	18,400	18,683
European Investment Bank	2.500%	5/16/16	15,700	16,106
European Investment Bank	2.125%	7/15/16	10,000	10,088
European Investment Bank	5.125%	9/13/16	14,700	16,835

74

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	4.875%	1/17/17	6,325	7,137
European Investment Bank	5.125%	5/30/17	9,150	10,503
^ European Investment Bank	2.875%	9/15/20	12,900	12,350
European Investment Bank	4.000%	2/16/21	8,575	8,930
European Investment Bank	4.875%	2/15/36	100	103
Export Development Canada	2.375%	3/19/12	3,825	3,857
Export Development Canada	1.750%	9/24/12	7,575	7,700
Export Development Canada	3.500%	5/16/13	4,650	4,874
Export Development Canada	3.125%	4/24/14	15,175	16,118
Export Development Canada	2.250%	5/28/15	1,550	1,599
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,171
Export-Import Bank of Korea	8.125%	1/21/14	11,800	13,408
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,920
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,519
Export-Import Bank of Korea	4.125%	9/9/15	3,950	4,110
Export-Import Bank of Korea	3.750%	10/20/16	4,800	4,824
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,299
Financement-Quebec	5.000%	10/25/12	1,275	1,343
Finland Government International Bond	6.950%	2/15/26	1,000	1,314
Hungary Government International Bond	4.750%	2/3/15	1,050	1,076
Hungary Government International Bond	6.250%	1/29/20	8,400	8,867
Hungary Government International Bond	6.375%	3/29/21	6,775	7,114
Hungary Government International Bond	7.625%	3/29/41	575	621
Hydro Quebec	8.000%	2/1/13	2,750	3,040
Hydro Quebec	7.500%	4/1/16	3,650	4,490
Hydro Quebec	2.000%	6/30/16	7,950	7,843
Hydro Quebec	8.400%	1/15/22	2,450	3,361
Hydro Quebec	8.050%	7/7/24	1,350	1,854
Hydro Quebec	8.500%	12/1/29	100	143
Inter-American Development Bank	4.750%	10/19/12	3,975	4,196
Inter-American Development Bank	3.500%	3/15/13	2,625	2,756
Inter-American Development Bank	3.000%	4/22/14	19,725	20,847
Inter-American Development Bank	2.250%	7/15/15	9,625	9,882
Inter-American Development Bank	4.250%	9/14/15	3,450	3,816
Inter-American Development Bank	5.125%	9/13/16	100	115
Inter-American Development Bank	2.375%	8/15/17	5,100	5,107
Inter-American Development Bank	3.875%	9/17/19	20,750	21,902
Inter-American Development Bank	3.875%	2/14/20	2,300	2,428
Inter-American Development Bank	7.000%	6/15/25	1,125	1,445
International Bank for
Reconstruction & Development	0.800%	7/13/12	8,350	8,393
International Bank for
Reconstruction & Development	1.750%	7/15/13	8,200	8,356
International Bank for
Reconstruction & Development	3.500%	10/8/13	7,410	7,856
International Bank for
Reconstruction & Development	1.125%	8/25/14	17,775	17,875
International Bank for
Reconstruction & Development	2.375%	5/26/15	16,675	17,279
International Bank for
Reconstruction & Development	2.125%	3/15/16	20,450	20,900
International Bank for
Reconstruction & Development	5.000%	4/1/16	9,475	10,785
International Bank for
Reconstruction & Development	7.625%	1/19/23	950	1,295

75

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for
Reconstruction & Development	8.875%	3/1/26	450	674
International Finance Corp.	3.500%	5/15/13	2,350	2,469
International Finance Corp.	3.000%	4/22/14	11,675	12,283
International Finance Corp.	2.750%	4/20/15	3,250	3,413
International Finance Corp.	2.250%	4/11/16	5,000	5,102
International Finance Corp.	2.125%	11/17/17	10,175	10,017
Israel Government International Bond	4.625%	6/15/13	750	789
Israel Government International Bond	5.125%	3/1/14	200	215
Israel Government International Bond	5.500%	11/9/16	2,800	3,098
Israel Government International Bond	5.125%	3/26/19	5,350	5,608
8 Japan Bank for International Cooperation/Japan	4.375%	11/26/12	1,950	2,049
8 Japan Bank for International Cooperation/Japan	4.250%	6/18/13	4,800	5,116
8 Japan Finance Corp.	1.500%	7/6/12	6,550	6,594
8 Japan Finance Corp.	2.125%	11/5/12	8,000	8,138
8 Japan Finance Corp.	2.875%	2/2/15	6,300	6,572
8 Japan Finance Corp.	2.500%	1/21/16	5,600	5,665
8 Japan Finance Corp.	2.500%	5/18/16	6,000	6,039
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,953
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,243
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	5,697
Korea Development Bank	5.300%	1/17/13	1,200	1,264
Korea Development Bank	5.750%	9/10/13	3,300	3,561
Korea Development Bank	8.000%	1/23/14	3,150	3,587
Korea Development Bank	4.375%	8/10/15	11,800	12,364
Korea Development Bank	4.000%	9/9/16	2,500	2,537
Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,416
Korea Finance Corp.	3.250%	9/20/16	4,000	3,940
9 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	12,900	13,141
9 Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,446
9 Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,208
9 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	18,400	18,659
9 Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	8,029
9 Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	27,500	27,824
9 Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	320
9 Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	275	279
9 Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	629
9 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	10,250	10,762
9 Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	11,875	12,416
9 Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	15,400	15,075
9 Kreditanstalt fuer Wiederaufbau	2.625%	2/16/16	3,450	3,557
9 Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	14,000	16,016
9 Kreditanstalt fuer Wiederaufbau	2.000%	6/1/16	19,000	19,049
9 Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	18,850	20,735
9 Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	7,128
9 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	19,300	21,876
9 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	5,500	5,819
9 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	29,800	28,626
9 Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	1,561
9 Landwirtschaftliche Rentenbank	5.250%	7/2/12	2,675	2,799
9 Landwirtschaftliche Rentenbank	1.875%	9/24/12	9,150	9,261
9 Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,294
9 Landwirtschaftliche Rentenbank	4.125%	7/15/13	2,500	2,664
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	6,947
9 Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	11,941
9 Landwirtschaftliche Rentenbank	2.500%	2/15/16	5,450	5,556

76

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	175	175
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,295
	Mexico Government International Bond	6.375%	1/16/13	4,525	4,878
	Mexico Government International Bond	5.875%	2/17/14	8,025	8,884
	Mexico Government International Bond	6.625%	3/3/15	2,975	3,451
	Mexico Government International Bond	11.375%	9/15/16	1,325	1,882
	Mexico Government International Bond	5.625%	1/15/17	22,675	25,644
	Mexico Government International Bond	5.950%	3/19/19	7,775	8,914
	Mexico Government International Bond	5.125%	1/15/20	19,600	21,080
	Mexico Government International Bond	8.300%	8/15/31	3,125	4,289
	Mexico Government International Bond	6.750%	9/27/34	11,800	13,650
	Mexico Government International Bond	6.050%	1/11/40	12,650	13,422
	Mexico Government International Bond	5.750%	10/12/10	1,150	1,066
	Nordic Investment Bank	1.625%	1/28/13	5,300	5,384
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,177
	Nordic Investment Bank	2.500%	7/15/15	3,275	3,382
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,311
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,319
	North American Development Bank	4.375%	2/11/20	975	1,017
10	Oesterreichische Kontrollbank AG	4.750%	11/8/11	725	735
10	Oesterreichische Kontrollbank AG	4.750%	10/16/12	2,025	2,134
10	Oesterreichische Kontrollbank AG	1.750%	3/11/13	6,900	7,023
10	Oesterreichische Kontrollbank AG	1.375%	1/21/14	7,775	7,844
10	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,873
10	Oesterreichische Kontrollbank AG	2.000%	6/3/16	2,500	2,489
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,564
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,608
	Panama Government International Bond	7.250%	3/15/15	4,000	4,706
	Panama Government International Bond	5.200%	1/30/20	9,275	10,091
	Panama Government International Bond	7.125%	1/29/26	6,500	7,995
4	Panama Government International Bond	6.700%	1/26/36	5,300	6,195
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,886
	Pemex Project Funding Master Trust	5.750%	3/1/18	19,125	20,912
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	9,434
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,114
	Peruvian Government International Bond	7.125%	3/30/19	12,350	14,820
	Peruvian Government International Bond	7.350%	7/21/25	1,525	1,857
	Peruvian Government International Bond	8.750%	11/21/33	12,092	16,380
4	Peruvian Government International Bond	6.550%	3/14/37	5,200	5,772
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	4,100	4,164
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	8,850	9,847
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	14,775	15,830
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,818
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	9,575	11,490
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	9,100	9,720
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	5,200	5,332
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	4,525	4,820
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,650	1,752
	Petroleos Mexicanos	4.875%	3/15/15	4,875	5,270
	Petroleos Mexicanos	8.000%	5/3/19	1,675	2,070
	Petroleos Mexicanos	6.000%	3/5/20	4,150	4,536
	Petroleos Mexicanos	5.500%	1/21/21	1,400	1,465
5	Petroleos Mexicanos	6.500%	6/2/41	1,800	1,833
	Poland Government International Bond	6.250%	7/3/12	2,425	2,552
	Poland Government International Bond	5.250%	1/15/14	800	864
	Poland Government International Bond	3.875%	7/16/15	13,100	13,558

77

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Poland Government International Bond	5.000%	10/19/15	750	808
Poland Government International Bond	6.375%	7/15/19	15,275	17,413
Poland Government International Bond	5.125%	4/21/21	1,850	1,910
Province of British Columbia	2.850%	6/15/15	6,100	6,407
Province of British Columbia	2.100%	5/18/16	12,100	12,192
Province of Manitoba	1.375%	4/28/14	7,000	7,065
Province of Manitoba	2.625%	7/15/15	1,475	1,526
Province of Manitoba	4.900%	12/6/16	5,475	6,217
Province of New Brunswick	2.750%	6/15/18	7,125	7,012
Province of Nova Scotia	2.375%	7/21/15	2,800	2,873
Province of Nova Scotia	9.125%	5/1/21	1,280	1,812
Province of Nova Scotia	5.125%	1/26/17	1,000	1,138
Province of Ontario	1.875%	11/19/12	13,950	14,212
Province of Ontario	1.375%	1/27/14	14,675	14,776
Province of Ontario	4.100%	6/16/14	13,250	14,377
Province of Ontario	2.950%	2/5/15	1,475	1,549
Province of Ontario	2.700%	6/16/15	10,800	11,189
Province of Ontario	1.875%	9/15/15	2,500	2,508
Province of Ontario	4.750%	1/19/16	4,325	4,816
Province of Ontario	5.450%	4/27/16	5,675	6,540
Province of Ontario	2.300%	5/10/16	6,250	6,313
Province of Ontario	3.150%	12/15/17	5,525	5,674
Province of Ontario	4.000%	10/7/19	11,750	12,245
Province of Ontario	4.400%	4/14/20	9,200	9,799
Province of Saskatchewan	7.375%	7/15/13	425	479
Quebec	4.875%	5/5/14	275	304
Quebec	4.600%	5/26/15	2,250	2,499
Quebec	5.125%	11/14/16	7,275	8,328
Quebec	4.625%	5/14/18	7,000	7,730
Quebec	3.500%	7/29/20	10,000	9,901
Quebec	7.125%	2/9/24	325	420
Quebec	7.500%	9/15/29	6,875	9,221
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,029
Republic of Italy	2.125%	10/5/12	9,750	9,847
Republic of Italy	4.375%	6/15/13	4,350	4,578
Republic of Italy	2.125%	9/16/13	13,075	13,238
Republic of Italy	4.500%	1/21/15	4,000	4,230
Republic of Italy	3.125%	1/26/15	10,575	10,786
Republic of Italy	4.750%	1/25/16	12,350	13,214
Republic of Italy	5.250%	9/20/16	13,275	14,503
Republic of Italy	6.875%	9/27/23	4,600	5,204
Republic of Italy	5.375%	6/15/33	5,650	5,706
Republic of Korea	4.250%	6/1/13	5,700	5,986
Republic of Korea	5.750%	4/16/14	3,175	3,486
Republic of Korea	4.875%	9/22/14	2,400	2,590
Republic of Korea	7.125%	4/16/19	3,175	3,804
Republic of Korea	5.625%	11/3/25	575	616
South Africa Government International Bond	6.875%	5/27/19	7,375	8,813
South Africa Government International Bond	5.500%	3/9/20	4,800	5,254
South Africa Government International Bond	5.875%	5/30/22	1,075	1,198
South Africa Government International Bond	6.250%	3/8/41	7,100	7,661
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,335
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,579
Svensk Exportkredit AB	5.125%	3/1/17	550	622
Total Sovereign Bonds (Cost $1,924,687)				2,005,321

78

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.9%)
Alameda County CA Joint Powers
Authority Lease Revenue	7.046%	12/1/44	100	103
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	688
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	394
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,750	2,666
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	847
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	7,050	8,821
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	941
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	1,635
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,283	4,639
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	3,700	3,985
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.262%	7/1/39	650	664
Board of Regents of the University of Texas
System Revenue Financing System Revenue	6.276%	8/15/41	525	554
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.134%	8/15/42	150	150
Board of Regents of the University of Texas
System Revenue Financing System Revenue	4.794%	8/15/46	1,250	1,183
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,250	2,397
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	750	821
California GO	5.250%	4/1/14	1,175	1,273
California GO	3.950%	11/1/15	2,550	2,611
California GO	5.750%	3/1/17	4,000	4,402
California GO	6.200%	3/1/19	1,100	1,200
California GO	6.200%	10/1/19	4,935	5,393
California GO	5.700%	11/1/21	4,655	4,885
California GO	7.500%	4/1/34	14,225	16,215
California GO	5.650%	4/1/39	1,225	1,305
California GO	7.300%	10/1/39	1,200	1,342
California GO	7.350%	11/1/39	8,200	9,224
California GO	7.625%	3/1/40	2,950	3,413
California GO	7.600%	11/1/40	2,900	3,349
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	575
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,037
Chicago IL Board of Education GO	6.138%	12/1/39	400	400
Chicago IL GO	7.781%	1/1/35	825	945
Chicago IL Metropolitan Water
Reclamation District GO	5.720%	12/1/38	3,000	3,114
Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	400	415
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	600	625

79

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,650	1,660
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	2,625	2,792
	Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	600	656
	Chicago IL Water Revenue	6.742%	11/1/40	900	976
	Clark County NV Airport Revenue	6.881%	7/1/42	550	565
	Commonwealth Financing Authority
	Pennsylvania Revenue	6.218%	6/1/39	2,350	2,377
	Connecticut GO	5.090%	10/1/30	800	786
	Connecticut GO	5.850%	3/15/32	5,475	5,829
	Connecticut Special Tax Revenue
	(Transportation Infrastructure)	5.459%	11/1/30	100	100
	Cook County IL GO	6.229%	11/15/34	750	774
	Curators of the University of Missouri
	System Facilities Revenue	5.960%	11/1/39	1,000	1,112
	Curators of the University of Missouri
	System Facilities Revenue	5.792%	11/1/41	2,900	3,156
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	750	779
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,561
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,500	1,648
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,675	2,536
	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,637
	Denver CO City & County School
	District No. 1 GO	5.664%	12/1/33	525	546
	Denver CO Public Schools Revenue (City &
	County of Denver School District No. 1) COP	7.017%	12/15/37	1,050	1,151
	District of Columbia Income Tax Revenue	5.591%	12/1/34	450	469
	District of Columbia Income Tax Revenue	5.582%	12/1/35	650	687
	East Baton Rouge LA Sewer
	Commission Revenue	6.087%	2/1/45	975	1,003
	East Bay CA Municipal Utility District
	Water System Revenue	5.874%	6/1/40	4,700	4,932
	Georgia GO	4.503%	11/1/25	2,300	2,367
	Georgia Municipal Electric Power
	Authority Revenue	6.637%	4/1/57	3,050	2,989
	Georgia Municipal Electric Power
	Authority Revenue	6.655%	4/1/57	2,250	2,129
	Georgia Municipal Electric Power
	Authority Revenue	7.055%	4/1/57	1,275	1,207
	Illinois GO	2.766%	1/1/12	4,800	4,843
	Illinois GO	4.071%	1/1/14	4,800	4,963
	Illinois GO	4.511%	3/1/15	8,350	8,619
	Illinois GO	5.365%	3/1/17	3,000	3,098
	Illinois GO	5.665%	3/1/18	5,000	5,169
	Illinois GO	4.950%	6/1/23	5,125	4,794
	Illinois GO	5.100%	6/1/33	13,500	11,506
	Illinois GO	6.630%	2/1/35	1,050	1,059
	Illinois GO	6.725%	4/1/35	3,250	3,330
	Illinois GO	7.350%	7/1/35	4,200	4,492
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	477
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	608
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	3,700	3,937
11	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	1,525	1,512

80

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kentucky Asset/Liability Commission
General Fund Revenue	3.165%	4/1/18	300	301
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	757
Los Angeles CA Community College District GO	6.600%	8/1/42	1,950	2,173
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	850	853
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	2,400	2,437
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	600	604
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	4,800	5,368
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	537
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,521
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,600	4,620
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.735%	6/1/39	2,200	2,220
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	1,700	1,817
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	750	812
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	1,450	1,541
Maryland Health & Higher Educational
Facilities Authority Revenue
(Johns Hopkins University)	5.250%	7/1/19	2,275	2,530
Maryland Transportation Authority
Facilities Projects Revenue	5.888%	7/1/43	700	741
Massachusetts GO	4.200%	12/1/21	2,300	2,371
Massachusetts GO	5.456%	12/1/39	3,025	3,107
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,950	2,070
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	510
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	1,050	1,055
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,000	1,018
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	7,950	9,626
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	420
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	326
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	800	782
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	1,854
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	526
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	650	706
Mississippi GO	5.245%	11/1/34	700	701
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	615

81

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Hampshire Health & Educational
	Facilities Authority Revenue (Dartmouth College)	4.750%	6/1/19	275	297
12	New Jersey Economic Development
	Authority Revenue (State Pension Funding)	7.425%	2/15/29	3,175	3,547
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.700%	3/1/39	1,500	1,635
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	1,265	1,272
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	4,865	5,254
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	900	946
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,400	5,349
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	4,668
	New York City NY GO	6.646%	12/1/31	100	108
	New York City NY GO	6.246%	6/1/35	750	786
	New York City NY GO	5.968%	3/1/36	1,250	1,318
	New York City NY GO	5.985%	12/1/36	600	640
	New York City NY GO	5.517%	10/1/37	3,225	3,223
	New York City NY GO	6.271%	12/1/37	3,450	3,787
	New York City NY GO	5.846%	6/1/40	750	780
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	500	523
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,036
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,241
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	382
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	1,400	1,396
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	3,300	3,538
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	2,500	2,727
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	750	781
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,300	3,359
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,013
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.500%	3/15/30	2,600	2,803
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.289%	3/15/33	1,250	1,240
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	900	918
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.389%	3/15/40	750	746
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,175	2,255
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	650	663
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,250	1,367
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,508

82

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	966
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	650	741
	Oregon Department Transportation
	Highway Usertax Revenue	5.834%	11/15/34	1,050	1,109
	Oregon GO	5.762%	6/1/23	650	734
	Oregon GO	5.892%	6/1/27	975	1,041
13	Oregon School Boards Association GO	4.759%	6/30/28	700	629
11	Oregon School Boards Association GO	5.528%	6/30/28	375	372
	Pennsylvania GO	4.650%	2/15/26	850	869
	Pennsylvania GO	5.350%	5/1/30	3,000	2,961
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,000	939
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	526
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	523
	Port Authority of New York &
	New Jersey Revenue	6.040%	12/1/29	850	927
	Port Authority of New York &
	New Jersey Revenue	5.647%	11/1/40	4,700	4,807
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	2,000	2,020
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	1,750	1,773
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	1,400	1,487
	Rutgers State University NJ Revenue	5.665%	5/1/40	725	758
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	750	697
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,500	1,650
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,175	1,186
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,875	1,987
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	750	798
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.000%	11/1/40	1,600	1,636
	San Francisco CA City & County Public Utility
	Commission Water Revenue	6.950%	11/1/50	3,000	3,457
	Santa Clara Valley CA Transportation Authority
	Sales Tax Revenue	5.876%	4/1/32	3,500	3,639
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	775	751
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	4,125	4,539
	Texas GO	4.631%	4/1/33	2,300	2,184
	Texas GO	5.517%	4/1/39	5,000	5,277
	Texas GO	4.681%	4/1/40	1,075	985
	Texas Transportation Commission Revenue	5.028%	4/1/26	750	808
	Texas Transportation Commission Revenue	5.178%	4/1/30	800	821
	University of California Regents
	Medical Center Revenue	6.548%	5/15/48	1,600	1,629
	University of California Regents
	Medical Center Revenue	6.583%	5/15/49	975	995
	University of California Revenue	5.770%	5/15/43	5,200	5,147
	University of California Revenue	5.946%	5/15/45	4,700	4,405
	University of Massachusetts
	Building Authority Revenue	5.450%	11/1/40	600	596
	University of Virginia Revenue	6.200%	9/1/39	1,000	1,145
	Utah GO	4.554%	7/1/24	1,000	1,047
	Utah GO	3.539%	7/1/25	2,300	2,190

83

Total Bond Market II Index Fund

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	108
Virginia Commonwealth Transportation
Board Federal Highway Revenue	5.350%	5/15/35	730	750
Washington GO	5.090%	8/1/33	3,825	3,855
Washington GO	5.481%	8/1/39	270	279
Washington GO	5.140%	8/1/40	2,325	2,308
11	Wisconsin GO	4.800%	5/1/13	775	829
11	Wisconsin GO	5.700%	5/1/26	1,800	1,909
Total Taxable Municipal Bonds (Cost $379,408)	396,457

Shares
Temporary Cash Investment (5.6%)
Money Market Fund (5.6%)
[14,15] Vanguard Market Liquidity Fund
(Cost $2,415,942)	0.140%	2,415,942,388	2,415,942
Total Investments (104.5%) (Cost $43,546,833)	45,002,874
Other Assets and Liabilities (-4.5%)
Other Assets	980,902
Liabilities[15]	(2,926,756)
(1,945,854)
Net Assets (100%)	43,057,020

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	45,002,874
Receivables for Investment Securities Sold	441,184
Receivables for Capital Shares Issued	203,616
Accrued Income Receivable	313,779
Other Assets	22,323
Total Assets	45,983,776
Liabilities
Payables for Investment Securities Purchased	2,881,093
Other Liabilities[15]	45,663
Total Liabilities	2,926,756
Net Assets	43,057,020

84

Total Bond Market II Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	41,482,074
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	118,905
Unrealized Appreciation (Depreciation)	1,456,041
Net Assets	43,057,020

Investor Shares—Net Assets
Applicable to 2,893,942,573 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	30,674,156
Net Asset Value Per Share—Investor Shares	$10.60

Institutional Shares—Net Assets
Applicable to 1,168,274,116 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,382,864
Net Asset Value Per Share—Institutional Shares	$10.60

See Note A in Notes to Financial Statements.
‡ Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2011.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,041,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was
$202,299,000, representing 0.5% of net assets.
6 Adjustable-rate security.
7 Non-income-producing security—security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
15 Includes $9,312,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

85

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Interest[1]	650,626
Security Lending	199
Total Income	650,825
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,403
Management and Administrative—Investor Shares	12,223
Management and Administrative—Institutional Shares	1,779
Marketing and Distribution—Investor Shares	4,486
Marketing and Distribution—Institutional Shares	1,715
Custodian Fees	257
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	21
Total Expenses	21,887
Net Investment Income	628,938
Realized Net Gain (Loss) on Investment Securities Sold	130,439
Change in Unrealized Appreciation (Depreciation) of Investment Securities	314,524
Net Increase (Decrease) in Net Assets Resulting from Operations	1,073,901
1 Interest income from an affiliated company of the fund was $1,836,000.

See accompanying Notes, which are an integral part of the Financial Statements.

86

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	628,938	1,037,911
Realized Net Gain (Loss)	130,439	255,322
Change in Unrealized Appreciation (Depreciation)	314,524	578,680
Net Increase (Decrease) in Net Assets Resulting from Operations	1,073,901	1,871,913
Distributions
Net Investment Income
Investor Shares	(454,169)	(759,123)
Institutional Shares	(174,769)	(278,788)
Realized Capital Gain[1]
Investor Shares	—	(176,360)
Institutional Shares	—	(67,869)
Total Distributions	(628,938)	(1,282,140)
Capital Share Transactions
Investor Shares	2,538,977	6,919,889
Institutional Shares	1,637,033	3,418,568
Net Increase (Decrease) from Capital Share Transactions	4,176,010	10,338,457
Total Increase (Decrease)	4,620,973	10,928,230
Net Assets
Beginning of Period	38,436,047	27,507,817
End of Period	43,057,020	38,436,047

1 Includes fiscal 2010 short-term gain distributions totaling $179,580,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

87

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	Jan. 26,
	Ended	Ended	2009[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$10.50	$10.26	$10.00
Investment Operations
Net Investment Income	.159	.345	.358
Net Realized and Unrealized Gain (Loss) on Investments	.100	.308	.260
Total from Investment Operations	.259	.653	.618
Distributions
Dividends from Net Investment Income	(.159)	(.345)	(.358)
Distributions from Realized Capital Gains	—	(.068)	—
Total Distributions	(.159)	(.413)	(.358)
Net Asset Value, End of Period	$10.60	$10.50	$10.26

Total Return[2]	2.48%	6.42%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,674	$27,807	$20,432
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	3.04%	3.25%	3.76%[3]
Portfolio Turnover Rate	124%[4]	105%[4]	110%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Includes 22% and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

88

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Feb. 17,
	Ended	Ended	2009[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009
Net Asset Value, Beginning of Period	$10.50	$10.26	$10.03
Investment Operations
Net Investment Income	.161	.350	.338
Net Realized and Unrealized Gain (Loss) on Investments	.100	.308	.230
Total from Investment Operations	.261	.658	.568
Distributions
Dividends from Net Investment Income	(.161)	(.350)	(.338)
Distributions from Realized Capital Gains	—	(.068)	—
Total Distributions	(.161)	(.418)	(.338)
Net Asset Value, End of Period	$10.60	$10.50	$10.26

Total Return	2.51%	6.47%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,383	$10,629	$7,076
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	3.09%	3.30%	3.80%[2]
Portfolio Turnover Rate	124%[3]	105%[3]	110%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Includes 22% and 31% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

89

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds-of-funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to eligible investors who meet the fund’s minimum purchase requirements. Institutional Shares are designed for eligible institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011–03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains

90

Total Bond Market II Index Fund

and losses would instead be reflected in net income and unrealized gains and losses. Management is currently assessing whether the ASU will affect the accounting for the fund’s mortgage-dollar-roll transactions.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund has lent its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan. Effective August 2011, the fund is no longer permitted to lend its securities.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $6,869,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

91

Total Bond Market II Index Fund

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	30,095,503	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,259,663	—
Corporate Bonds	—	8,829,987	1
Sovereign Bonds	—	2,005,321	—
Taxable Municipal Bonds	—	396,457	—
Temporary Cash Investments	2,415,942	—	—
Total	2,415,942	42,586,931	1

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	8
Net Purchases (Sales)	(19)
Net Realized Gain (Loss)	19
Change in Unrealized Appreciation (Depreciation)	(7)
Balance as of June 30, 2011	1

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had no capital gains available for distribution. The fund realized losses of $1,398,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011.

At June 30, 2011, the cost of investment securities for tax purposes was $43,546,833,000. Net unrealized appreciation of investment securities for tax purposes was $1,456,041,000, consisting of unrealized gains of $1,522,733,000 on securities that had risen in value since their purchase and $66,692,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $3,066,663,000 of investment securities and sold $1,118,868,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $26,451,265,000 and $24,239,642,000, respectively.

92

Total Bond Market II Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,993,790	381,689	11,116,495	1,054,319
Issued in Lieu of Cash Distributions	454,169	43,080	935,480	88,664
Redeemed	(1,908,982)	(179,597)	(5,132,086)	(486,284)
Net Increase (Decrease)—Investor Shares	2,538,977	245,172	6,919,889	656,699
Institutional Shares
Issued	2,015,714	191,473	4,549,822	429,893
Issued in Lieu of Cash Distributions	174,769	16,578	346,656	32,844
Redeemed	(553,450)	(52,311)	(1,477,910)	(140,107)
Net Increase (Decrease)—Institutional Shares	1,637,033	155,740	3,418,568	322,630

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

93

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

94

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,024.82	$0.60
Institutional Shares	1,000.00	1,025.07	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

95

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2009 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception in 2009 against its target index and peer group. The board concluded that the fund had performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

96

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

97

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.